UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23235
Morningstar Funds Trust
(Exact name of registrant as specified in charter)

Morningstar Funds Trust
22 W. Washington Street
Chicago, IL 60602
(Address of principal executive offices)(Zip Code)

D. Scott Schilling
Morningstar Funds Trust
22 W. Washington Street
Chicago, IL 60602

With a copy to:

Eric S. Purple
Stradley Ronon Stevens & Young, LLP
2000 K Street N.W. Suite 700
Washington, District of Columbia, 20006
(Name and address of agent for service)
Registrant's telephone number, including area code:
(312) 696-6000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.
Morningstar U.S. Equity Fund
Institutional/MSTQX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar U.S. Equity Fund	$93	0.84%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar U.S. Equity Fund (Institutional/MSTQX) returned 21.34% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar U.S. Market Index, which returned 30.96%.
TOP PERFORMANCE CONTRIBUTORS
An underweight to the Consumer Discretionary sector, and favorable selection within that sector, positively impacted relative returns in the period.
TOP PERFORMANCE DETRACTORS
Information Technology was the largest detractor. The Fund was underweight this sector, which performed strongly.  Selection within the sector further detracted from returns.
Selection within the Industrials sector detracted from performance. Underweights to Caterpillar and GE Vernova, and an overweight to Casella Waste Systems, were the largest single-stock detractors within Industrials.
Within Communication Services, an underweight to Alphabet and an overweight to Meta led to that sector detracting for the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar U.S. Equity Fund	21.34%	9.67%	11.61%
Morningstar U.S. Market Index	30.96%	12.08%	15.19%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,869,062,458
Total number of portfolio holdings	394
Total advisory fees paid (after waiver/reimbursement)	$11,747,621
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	96.6%
Investment Companies	2.8%
Short-Term Investments	1.1%
Sector Allocation
Material Fund Changes
Effective September 15, 2025 Diamond Hill Capital Management, Inc. and Westwood Management Corp. were  terminated as subadvisers to the Fund.
The above is a summary of material changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 31, 2026 at https://connect.rightprospectus.com/Morningstar, or upon request at 877-626-3224.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar International Equity Fund
Institutional/MSTFX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar International Equity Fund	$113	0.99%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar International Equity Fund (Institutional/MSTFX) returned 28.82% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar Global Market ex U.S., which returned 32.46%.
TOP PERFORMANCE CONTRIBUTORS
The Information Technology sector contributed to relative performance for the period. The Fund was overweight a strongly performing sector and selection within the sector was favorable.
An underweight to India helped relative performance as that country’s returns trailed that of the benchmark.
The Energy sector was a meaningful contributor to returns. Selection within the sector was the main reason for the contribution.  A small overweight to Energy provided additional benefits.
TOP PERFORMANCE DETRACTORS
Stock selection within Japan was a salient detractor for the period. Among overweight positions that hurt relative performance were Chugai Pharmaceuticals, Sysmex and Sony.
The Health Care sector negatively affected results for the period. Both an overweight allocation to an underperforming sector and selection within the sector were unfavorable.
An overweight allocation to Consumer Staples, which trailed the Fund’s benchmark, detracted from relative returns during the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar International Equity Fund	28.82%	6.85%	8.75%
Morningstar Global Markets ex U.S. Index	32.46%	8.20%	9.87%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,015,444,606
Total number of portfolio holdings	411
Total advisory fees paid (after waiver/reimbursement)	$7,376,182
Portfolio turnover rate	96%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	97.2%
Short-Term Investments	3.1%
Other less than 2% each	0.8%
Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Global Income Fund
Institutional/MSTGX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Global Income Fund	$79	0.73%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Income Fund (Institutional/MSTGX) returned 15.13% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar Global Income Blended Index, which returned 16.45%.
TOP PERFORMANCE CONTRIBUTORS
International Dividend Equity: An overweight position to International equities was a tailwind.
U.S. Dividend Equity: The Fund’s exposure to U.S. dividend equities contributed to relative results.
U.S. High Yield Bonds: The Fund’s overweight to below investment grade credit benefited results.
TOP PERFORMANCE DETRACTORS
Intermediate-term Treasury: The Fund’s position in U.S. Intermediate-term Treasury hurt benchmark relative results.
Long-term Treasury: The Fund’s allocation to U.S. Long-term Treasury detracted from portfolio returns.
REITs: An overweight position in U.S. REITs detracted from portfolio returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Income Fund	15.13%	5.33%	6.88%
Morningstar Global Income Blended Index	16.45%	4.76%	8.01%
Morningstar Global Markets NR Index	31.26%	10.18%	12.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$145,927,235
Total number of portfolio holdings	564
Total advisory fees paid (after waiver/reimbursement)	$386,116
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund. With respect to the Fund's portfolio holdings in investment companies, the geographic region disclosed in the below Region Diversification table is based on where each underlying investment company is domiciled.
Asset Type Allocation
Common Stocks	43.8%
Investment Companies	19.4%
Corporate Bonds	11.7%
Short-Term Investments	6.1%
Mortgage-Backed Securities	5.6%
Foreign Issuer Bonds	4.7%
Term Loans	4.5%
Master Limited Partnerships	3.1%
Asset-Backed Securities	2.6%
Other less than 2% each	(0.1)%
Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Total Return Bond Fund
Institutional/MSTRX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Total Return Bond Fund	$54	0.53%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Total Return Bond Fund (Institutional/MSTRX) returned 3.71% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.06%.
TOP PERFORMANCE CONTRIBUTORS
Security Selection and Sector Allocation: Both of the subadviser mandates outperformed the benchmark.
TOP PERFORMANCE DETRACTORS
Government Bond ETF: The Fund’s allocation to a government bond ETF underperformed the Fund’s benchmark, as credit-sensitive bonds outperformed.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Total Return Bond Fund	3.71%	(0.50)%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$953,872,748
Total number of portfolio holdings	2,697
Total advisory fees paid (after waiver/reimbursement)	$2,741,492
Portfolio turnover rate	399%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	34.0%
Mortgage-Backed Securities	33.5%
Corporate Bonds	14.7%
U.S. Government Obligations	10.9%
Asset-Backed Securities	10.3%
Foreign Issuer Bonds	5.0%
Short-Term Investments	3.6%
Other less than 2% each	(5.6)%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Municipal Bond Fund
Institutional/MSTPX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Municipal Bond Fund	$60	0.58%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Municipal Bond Fund (Institutional/MSTPX) returned 5.41% for the 12 months ended April 30, 2026. The Fund narrowly underperformed its benchmark, the Morningstar Municipal Bond Blended Index, which returned 5.53%.
TOP PERFORMANCE CONTRIBUTORS
Security Selection: All three of the subadviser mandates outperformed their style benchmarks, with strong security selection being a key driver.
TOP PERFORMANCE DETRACTORS
Credit-Sensitive Bonds: The fund underperformed in May and July of 2025, when the Fund’s lower-rated bonds underperformed the higher-quality bonds in the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Municipal Bond Fund	5.41%	1.17%	2.49%
Morningstar Municipal Bond Blended Index	5.53%	1.14%	2.24%
Bloomberg Municipal Bond Index	6.34%	0.90%	2.69%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$336,760,019
Total number of portfolio holdings	774
Total advisory fees paid (after waiver/reimbursement)	$1,169,598
Portfolio turnover rate	30%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	90.9%
Short-Term Investments	8.8%
Municipal Issue Type Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Defensive Bond Fund
Institutional/MSTBX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Defensive Bond Fund	$49	0.48%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Defensive Bond Fund (Institutional/MSTBX) returned 3.99% for the 12 months ended April 30, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate 1-3 Year Index, which returned 3.51%.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-Backed Securities: An overweight position to U.S. mortgage-backed securities was a tailwind.
Asset-Backed Securities (ABS): The Fund’s overweight to ABS contributed to the positive relative results.
Commercial Mortgage-Backed Securities (CMBS): An overweight position to CMBS added to portfolio relative performance.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: The Fund’s position in U.S. Short-term Treasury hurt benchmark relative results.
Investment-grade Corporate: An underweight position in U.S. corporate bonds detracted from portfolio returns.
High-yield Corporate: An underweight position in U.S. high yield bonds detracted from portfolio returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Defensive Bond Fund	3.99%	2.77%	3.02%
Bloomberg U.S. Aggregate 1-3 Year Index	3.51%	2.09%	2.50%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$102,656,270
Total number of portfolio holdings	184
Total advisory fees paid (after waiver/reimbursement)	$148,054
Portfolio turnover rate	39%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	53.4%
Mortgage-Backed Securities	19.9%
Short-Term Investments	18.2%
U.S. Government Obligations	9.4%
Asset-Backed Securities	6.4%
Corporate Bonds	3.4%
Other less than 2% each	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Multisector Bond Fund
Institutional/MSTMX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Multisector Bond Fund	$83	0.79%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Multisector Bond Fund (Institutional/MSTMX) returned 10.67% for the 12 months ended April 30, 2026. The Fund outperformed its blended benchmark, the Bloomberg Multisector Bond Blended Index (40% Bloomberg U.S. High Yield Corporate Index, 20% Bloomberg U.S. Corp Index, 20% JPMorgan EM USD Sovereign Index, and 20% Bloomberg EM Local Currency Global Dev Index), which returned 9.13%.
TOP PERFORMANCE CONTRIBUTORS
Local Currency Emerging Market Debt: The Fund’s exposure to Local Currency Emerging Market debt was the main contributor to performance over the period.
Non-U.S. Dollar: The Fund’s exposure to non-U.S. currencies, especially in emerging markets, benefited performance.
U.S. High Yield: The Fund’s selection within high yield bonds contributed to performance.
TOP PERFORMANCE DETRACTORS
Investment-grade Corporate Bonds: The Fund’s overweight to U.S. investment grade corporate bonds detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Multisector Bond Fund	10.67%	2.46%	3.62%
Bloomberg Multisector Bond Blended Index	9.13%	2.91%	4.29%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$188,232,686
Total number of portfolio holdings	1,236
Total advisory fees paid (after waiver/reimbursement)	$733,077
Portfolio turnover rate	190%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Corporate Bonds	43.9%
Foreign Issuer Bonds	41.9%
Short-Term Investments	6.8%
Term Loans	2.6%
Other less than 2% each	4.1%
Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Global Opportunistic Equity Fund
Institutional/MSTSX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$80	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Opportunistic Equity Fund (Institutional/MSTSX) returned 20.83% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar Global Markets NR Index, which returned 31.26%.
TOP PERFORMANCE CONTRIBUTORS
A position in Korean equities, the home of SK Hynix and Samsung, boosted relative returns.
An overweight to Global Energy stocks, which benefited from the conflict in the Middle East, contributed positively to benchmark relative returns.
An overweight position to Brazilian stocks has been a tailwind as both the equity and currency exposure posted strong returns over the period.
TOP PERFORMANCE DETRACTORS
U.S. Information Technology was the largest detractor. The Fund was underweight this sector, which performed strongly. Selection within the sector further detracted from returns.
Overweight positioning in Consumer Staples and U.S. Healthcare were headwinds to benchmark relative returns.
Positions in Chinese internet stocks were also a drag on returns as those names struggled over this period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Opportunistic Equity Fund	20.83%	8.67%	9.56%
Morningstar Global Markets NR Index	31.26%	10.18%	12.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$415,724,030
Total number of portfolio holdings	272
Total advisory fees paid	$1,634,923
Portfolio turnover rate	85%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund. With respect to the Fund's portfolio holdings in investment companies, the geographic region disclosed in the below Region Diversification table is based on where each underlying investment company is domiciled.
Asset Type Allocation
Investment Companies	59.9%
Common Stocks	37.5%
Short-Term Investments	12.6%
Preferred Stocks	0.7%
Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Alternatives Fund
Institutional/MSTVX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877‑626‑3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Alternatives Fund	$138	1.35%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Alternatives Fund (Institutional/MSTVX) returned 4.68% for the 12 months ended April 30, 2026. The Fund underperformed its benchmark, the Morningstar U.S. Cash T-Bill TR USD Index, which returned 4.12%.
TOP PERFORMANCE CONTRIBUTORS
Convertible Arbitrage: The Fund’s convertible arbitrage manager generated solid returns from income and volatility monetization.
Merger Arbitrage: The Fund’s merger arbitrage strategy delivered good returns amidst a turbulent M&A environment.
TOP PERFORMANCE DETRACTORS
Systematic Multi-Strategy: The Fund’s systematic multi-strategy manager underperformed the Fund’s benchmark as its long-short equity sub-strategy struggled.
Cash Exposure: The Fund holds a modest allocation to cash which can weigh on absolute performance during up markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Alternatives Fund	4.68%	3.83%	4.16%
Morningstar U.S. Cash T-Bill TR USD Index	4.12%	3.51%	2.75%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	2.23%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2026
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$257,788,519
Total number of portfolio holdings	2,799
Total advisory fees paid (after waiver/reimbursement)	$1,689,696
Portfolio turnover rate	208%
Graphical Representation of Holdings as of April 30, 2026
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Contracts for Difference - Long	26.9%
Convertible Bonds	26.0%
Common Stocks	25.1%
Corporate Bonds	21.0%
Mortgage-Backed Securities	15.6%
Foreign Issuer Bonds	4.9%
Short-Term Investments	4.5%
Convertible Preferred Stocks	3.5%
Other less than 2% each	1.9%
Common Stocks Sold Short	(16.4)%
Contracts for Difference - Short	(23.5)%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds

Item 2. Code of Ethics.

(a) As of April 30, 2026, the registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including any implicit waivers, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Barry P. Benjamin and Theresa Hamacher are the “audit committee financial experts” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Item 4(a): Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent registered public accounting firm, Cohen & Company, Ltd. ("Cohen & Co") for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $350,462 in 2026 and $340,000 in 2025.

Item 4(b): Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen & Co that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are NONE in 2026 and NONE in 2025.

Item 4(c): Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen & Co for RIC tax compliance and diversification review, tax advice and tax return review are $55,000 in 2026 and $50,500 in 2025.

Item 4(d): All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen & Co, other than the services reported in paragraphs (a) through (c) of this Item are NONE in 2026 and NONE in 2025.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter and Audit Committee Pre-Approval Policies and Procedures, each adopted on March 9, 2018 and amended most recently on June 21, 2023, the Audit Committee shall, to the extent required by applicable regulations, pre-approve (i) all audit, audit-related and permitted non-audit services rendered by the independent auditors, Cohen and Co, to a series of the registrant (“Fund”) and (ii) all non-audit services rendered by the independent auditors to a Fund’s investment adviser and to certain of the investment adviser’s affiliates, as applicable. The Audit Committee has implemented policies and procedures by which such services may be pre-approved other than by the full Committee (for example, by any Committee member who is not an “interested person” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)).

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of rule 2-01 of Regulation S-X

No percentage of Cohen & Co's fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

The percentage of hours expended on the principal accountants' engagement to audit the registrant's financial statements for the fiscal year ended April 30, 2026 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

Item 4(g): Aggregate Non-Audit Fees

The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years was $55,000 in 2026 and $50,500 in 2025.

Item 4(h): Non-Audit Services and Independent Accountant's Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining Cohen & Co's independence in performing audit services.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers in the financial statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

April 30, 2026
ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
Morningstar Funds Trust

Morningstar U.S. Equity Fund
Morningstar International Equity Fund
Morningstar Global Income Fund
Morningstar Total Return Bond Fund
Morningstar Municipal Bond Fund
Morningstar Defensive Bond Fund
Morningstar Multisector Bond Fund
Morningstar Global Opportunistic Equity Fund
Morningstar Alternatives Fund

Morningstar Funds Trust April 30, 2026

Introduction
Morningstar Investment Management LLC launched an open end management investment company consisting of nine separate portfolios (each a “Fund”) that span the investment opportunity set1. Most of these Funds are designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation and certain strategies employed by the Funds, allocation to active managers (known as “subadvisers”), and exposures to Exchange-Traded Funds (“ETFs”), or individual equity securities allows us to adjust sub-asset class allocations based on our valuation views and those of the subadvisers.
Concept and Structure
We created the Morningstar Funds Trust using an open architecture, multimanager approach, selecting subadvisers we believed fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have recommended subadvisers we believed were independent, skilled investors in their respective asset classes to manage the Funds and we continuously monitor such subadvisers to confirm that they continue to meet our standards. We also manage certain strategies employed by the Funds directly where we believe direct management best fits within a Fund’s portfolio.
Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.
How to Read This Report
Unless stated otherwise, this report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2025, through April 30, 2026. Included are Fund holdings, positioning and results of operations that may aid understanding of returns for the year.
1All references to “we” or “our” in this report refer to Morningstar Investment Management LLC.
2 Morningstar Funds Trust is an open end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust April 30, 2026

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar U.S. Equity Fund

	Number of Shares	Value
Common Stocks – 96.6%
Advertising & Marketing – 0.2%
Omnicom Group, Inc.	38,854	$2,980,879
Aerospace & Defense – 3.1%
Airbus S.E. ADR (France)(a)	92,183	4,746,503
Boeing (The) Co.*	48,752	11,165,671
Curtiss-Wright Corp.	1,208	870,002
General Dynamics Corp.	38,208	13,155,014
HEICO Corp.	1,598	431,332
Huntington Ingalls Industries, Inc.	180	65,572
Loar Holdings, Inc.(a)*	33,139	1,859,761
Lockheed Martin Corp.	12,589	6,520,724
Moog, Inc., Class A	231	69,603
Northrop Grumman Corp.	8,146	4,720,444
RTX Corp.	80,008	14,087,008
Textron, Inc.	6,594	632,760
		58,324,394
Apparel & Textile Products – 0.3%
Crocs, Inc.(a)*	10,439	1,064,569
Deckers Outdoor Corp.*	3,889	397,456
Kontoor Brands, Inc.(a)	9,041	663,248
NIKE, Inc., Class B	88,755	3,937,172
		6,062,445
Asset Management – 3.4%
Acadian Asset Management, Inc.	6,188	416,762
Ares Management Corp., Class A	12,788	1,501,311
Artisan Partners Asset Management, Inc., Class A(a)	88,669	3,319,767
BlackRock, Inc.	15,691	16,720,330
Blackstone, Inc.	35,853	4,502,420
Charles Schwab (The) Corp.	97,060	8,894,578
Federated Hermes, Inc.	39,895	2,317,500
Hamilton Lane, Inc., Class A	20,421	1,878,528
Janus Henderson Group PLC	35,001	1,806,402
KKR & Co., Inc.	64,896	6,771,249
LPL Financial Holdings, Inc.	15,160	5,065,411
Raymond James Financial, Inc.	50,072	7,927,399
Stifel Financial Corp.	10,352	815,841
T. Rowe Price Group, Inc.(a)	17,022	1,751,223
Victory Capital Holdings, Inc., Class A(a)	2,027	159,140
		63,847,861
	Number of Shares	Value
Automotive – 0.6%
Aptiv PLC*	1,432	$86,292
Autoliv, Inc. (Sweden)	5,160	598,199
BorgWarner, Inc.	18,625	1,061,066
Gentherm, Inc.*	21,933	660,183
Tesla, Inc.*	15,387	5,872,141
Versigent PLC*	477	16,681
Visteon Corp.	4,105	458,570
XPEL, Inc.*	37,765	1,798,369
		10,551,501
Banking – 3.1%
Bank of America Corp.	93,402	4,993,271
Bank OZK	34,882	1,679,917
Citigroup, Inc.	58,464	7,482,223
Fifth Third Bancorp	46,421	2,356,330
JP Morgan Chase & Co.	55,261	17,309,403
KeyCorp	111,822	2,472,384
PNC Financial Services Group (The), Inc.	25,548	5,697,204
Truist Financial Corp.	39,713	2,045,219
U.S. Bancorp	91,419	5,179,801
Wells Fargo & Co.	100,455	8,260,415
		57,476,167
Beverages – 1.9%
Brown-Forman Corp., Class B(a)	240,397	6,195,031
Coca-Cola Europacific Partners PLC (United Kingdom)	21,418	2,025,500
Constellation Brands, Inc., Class A	50,073	7,840,430
Diageo PLC (United Kingdom)	46,436	938,908
Monster Beverage Corp.*	52,364	4,035,693
PepsiCo, Inc.	80,387	12,740,536
Vita Coco (The) Co., Inc.*	32,124	2,119,863
		35,895,961
Biotechnology & Pharmaceuticals – 3.7%
AbbVie, Inc.	34,672	7,326,887
Alnylam Pharmaceuticals, Inc.*	6,160	1,906,458
Amgen, Inc.	13,141	4,550,071
Biogen, Inc.*	18,130	3,431,646
Bristol-Myers Squibb Co.	50,527	3,061,431
Innoviva, Inc.*	25,889	595,188
Johnson & Johnson	86,259	19,826,631
Merck & Co., Inc.	32,238	3,519,745
Moderna, Inc.(a)*	39,930	1,834,384
Pfizer, Inc.	348,324	9,300,251
Regeneron Pharmaceuticals, Inc.	1,330	940,390
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Roche Holding A.G. ADR	65,310	$3,322,973
United Therapeutics Corp.*	1,573	898,734
Vertex Pharmaceuticals, Inc.*	15,874	6,784,230
Zoetis, Inc.	22,782	2,619,247
		69,918,266
Cable & Satellite – 0.3%
Charter Communications, Inc., Class A(a)*	8,079	1,334,409
Comcast Corp., Class A	132,381	3,579,582
		4,913,991
Chemicals – 2.0%
Air Products and Chemicals, Inc.	10,665	3,200,033
Avery Dennison Corp.	2,911	477,200
Balchem Corp.	15,705	2,538,242
Cabot Corp.	8,681	668,090
Dow, Inc.	62,383	2,525,888
Element Solutions, Inc.	2,963	126,194
International Flavors & Fragrances, Inc.	62,432	4,382,726
Linde PLC	11,846	5,936,505
LyondellBasell Industries N.V., Class A	33,449	2,495,295
NewMarket Corp.	206	139,178
PPG Industries, Inc.	39,874	4,326,329
Qnity Electronics, Inc.	11,533	1,622,232
RPM International, Inc.	1,037	105,660
Sensient Technologies Corp.	5,369	610,133
Sherwin-Williams (The) Co.	22,395	7,202,456
WD-40 Co.	2,349	493,196
		36,849,357
Commercial Support Services – 0.4%
Brady Corp., Class A	858	70,202
Casella Waste Systems, Inc., Class A(a)*	27,970	2,216,623
CSG Systems International, Inc.	7,076	568,981
Korn Ferry	7,092	471,192
Robert Half, Inc.(a)	67,233	1,789,070
Rollins, Inc.	9,874	550,278
TriNet Group, Inc.	27,923	1,278,315
		6,944,661
Construction Materials – 0.4%
CRH PLC	33,868	4,010,648
Eagle Materials, Inc.	4,796	1,007,688
	Number of Shares	Value
Construction Materials (Continued)
Simpson Manufacturing Co., Inc.	1,746	$333,015
Tecnoglass, Inc.(a)	9,404	405,124
Trex Co., Inc.*	23,829	934,097
		6,690,572
Consumer Services – 0.1%
PROG Holdings, Inc.	68,524	2,455,215
Containers & Packaging – 0.2%
Amcor PLC(a)	77,544	2,949,774
AptarGroup, Inc.	4,042	499,914
Packaging Corp. of America	2,228	475,567
		3,925,255
Diversified Industrials – 1.8%
Dover Corp.	1,990	450,556
Emerson Electric Co.	53,873	7,565,924
Honeywell International, Inc.	72,489	15,536,567
Illinois Tool Works, Inc.	28,534	7,362,057
ITT, Inc.	2,967	635,947
Parker-Hannifin Corp.	3,033	2,758,271
		34,309,322
E-Commerce Discretionary – 2.4%
Amazon.com, Inc.*	148,574	39,381,024
eBay, Inc.	57,675	5,968,209
		45,349,233
Electric Utilities – 2.5%
American Electric Power Co., Inc.	15,033	2,061,175
Dominion Energy, Inc.	108,815	7,018,567
Duke Energy Corp.	81,854	10,604,186
Edison International	62,946	4,374,117
Eversource Energy	55,311	3,910,488
MGE Energy, Inc.	2,854	228,948
NextEra Energy, Inc.	32,538	3,184,819
PG&E Corp.	265,989	4,420,737
Southern (The) Co.	57,091	5,520,700
Xcel Energy, Inc.	64,817	5,376,570
		46,700,307
Electrical Equipment – 3.0%
A.O. Smith Corp.(a)	10,400	643,136
AAON, Inc.(a)	30,692	2,863,871
Acuity, Inc.	5,298	1,535,201
Allegion PLC	5,273	724,932
AMETEK, Inc.	4,514	1,063,047
Amphenol Corp., Class A	42,721	6,291,522
Atkore, Inc.	16,130	1,260,559
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electrical Equipment (Continued)
Camtek Ltd. (Israel)(a)*	22,596	$4,336,624
Eaton Corp. PLC	34,357	14,876,925
ESCO Technologies, Inc.	6,749	2,186,339
Fortive Corp.	1,854	110,851
Hubbell, Inc.	937	476,155
Keysight Technologies, Inc.*	352	123,168
Lennox International, Inc.	154	82,373
Novanta, Inc.(a)*	17,098	2,214,704
nVent Electric PLC	2,810	401,549
Otis Worldwide Corp.	96,406	7,508,099
Preformed Line Products Co.	1,622	538,909
Rockwell Automation, Inc.	16,181	6,616,573
TE Connectivity PLC (Switzerland)	3,216	680,699
Trane Technologies PLC	2,579	1,270,261
		55,805,497
Engineering & Construction – 0.3%
Everus Construction Group, Inc.*	36,509	5,382,522
Entertainment Content – 1.1%
Fox Corp., Class A	100,548	6,383,792
Netflix, Inc.*	151,319	14,164,972
		20,548,764
Food – 1.1%
Campbell’s (The) Co.(a)	106,587	2,215,944
General Mills, Inc.	80,995	2,859,933
Hershey (The) Co.	3,399	631,330
Ingredion, Inc.	3,786	423,048
Kraft Heinz (The) Co.(a)	80,560	1,825,490
McCormick & Co., Inc. (Non Voting)	12,302	625,434
Mondelez International, Inc., Class A	108,170	6,645,965
Nestle S.A.(b)	23,711	2,400,493
Simply Good Foods (The) Co.*	33,823	452,213
Tyson Foods, Inc., Class A	32,079	2,055,301
		20,135,151
Forestry, Paper & Wood Products – 0.2%
Boise Cascade Co.	7,858	622,904
Louisiana-Pacific Corp.	7,144	515,725
UFP Industries, Inc.	18,776	1,680,264
		2,818,893
Health Care Facilities & Services – 2.6%
Centene Corp.*	52,788	2,834,188
Chemed Corp.	1,231	523,150
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Cigna Group (The)	39,174	$11,383,181
Elevance Health, Inc.	10,421	3,922,673
Encompass Health Corp.	8,547	854,700
Ensign Group (The), Inc.	13,264	2,476,256
HealthEquity, Inc.*	67,517	5,538,419
Henry Schein, Inc.*	6,452	481,255
Humana, Inc.	12,047	2,848,393
IQVIA Holdings, Inc.*	17,021	2,695,616
McKesson Corp.	11,899	9,700,065
Medpace Holdings, Inc.*	5,308	2,222,247
U.S. Physical Therapy, Inc.	6,658	474,183
UnitedHealth Group, Inc.	5,088	1,885,002
Universal Health Services, Inc., Class B	4,421	743,921
		48,583,249
Home Construction – 0.6%
Champion Homes, Inc.*	25,403	1,936,471
DR Horton, Inc.	6,129	943,008
Fortune Brands Innovations, Inc.	18,231	739,085
Masco Corp.	83,984	6,031,731
NVR, Inc.*	15	94,738
PulteGroup, Inc.	8,259	1,010,571
		10,755,604
Household Products – 1.5%
Church & Dwight Co., Inc.	6,779	657,970
Clorox (The) Co.	31,664	3,053,676
Colgate-Palmolive Co.	65,023	5,550,363
Estee Lauder (The) Cos., Inc., Class A	34,441	2,641,969
Kenvue, Inc.	53,243	933,350
Kimberly-Clark Corp.(a)	28,624	2,817,461
Prestige Consumer Healthcare, Inc.*	33,410	1,881,651
Procter & Gamble (The) Co.	51,745	7,611,172
Reckitt Benckiser Group PLC (United Kingdom)	30,333	1,930,047
Reynolds Consumer Products, Inc.(a)	12,590	264,012
		27,341,671
Industrial Intermediate Products – 0.4%
Enpro, Inc.	9,332	2,720,744
RBC Bearings, Inc.*	3,798	2,275,344
Standex International Corp.(a)	12,091	3,300,843
		8,296,931
Industrial Support Services – 1.0%
Fastenal Co.	131,460	5,906,498
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Industrial Support Services (Continued)
SiteOne Landscape Supply, Inc.*	16,801	$2,117,766
WW Grainger, Inc.	9,152	10,628,675
		18,652,939
Institutional Financial Services – 1.7%
CME Group, Inc.	6,434	1,851,834
Evercore, Inc., Class A	2,506	805,153
Houlihan Lokey, Inc.	1,257	194,521
Intercontinental Exchange, Inc.	4,773	754,563
Moelis & Co., Class A	38,834	2,528,870
Morgan Stanley	49,960	9,521,876
Nasdaq, Inc.	90,230	8,293,039
PJT Partners, Inc., Class A	11,213	1,712,674
SEI Investments Co.	46,245	4,193,497
StoneX Group, Inc.*	10,148	1,075,992
		30,932,019
Insurance – 2.6%
Aon PLC, Class A	18,201	5,672,342
Berkshire Hathaway, Inc., Class B*	11,927	5,648,627
Chubb Ltd.	20,795	6,799,965
Goosehead Insurance, Inc., Class A(a)*	17,116	766,626
Marsh & McLennan Cos., Inc.	62,677	10,511,560
Progressive (The) Corp.	54,423	10,954,261
RLI Corp.	29,309	1,517,327
Travelers (The) Cos., Inc.	23,880	7,286,743
		49,157,451
Internet Media & Services – 7.0%
Airbnb, Inc., Class A*	74,011	10,388,184
Alphabet, Inc., Class A	182,831	70,353,369
Meta Platforms, Inc., Class A	68,368	41,835,063
Uber Technologies, Inc.*	68,997	5,147,866
VeriSign, Inc.	12,262	3,294,309
		131,018,791
IT Services – 1.0%
Accenture PLC, Class A	57,177	10,218,102
Amdocs Ltd.	6,182	399,790
Booz Allen Hamilton Holding Corp.	876	68,126
CDW Corp.	6,973	954,673
Cognizant Technology Solutions Corp., Class A	132,839	7,027,183
Gartner, Inc.*	659	97,855
	Number of Shares	Value
IT Services (Continued)
Genpact Ltd.	7,849	$272,753
ICF International, Inc.	1,638	117,379
		19,155,861
Leisure Facilities & Services – 0.7%
Chipotle Mexican Grill, Inc.*	153,893	5,230,823
Domino’s Pizza, Inc.	1,096	372,004
Marriott International, Inc., Class A	18,918	6,842,452
Wingstop, Inc.(a)	9,284	1,523,133
		13,968,412
Leisure Products – 0.0%(c)
YETI Holdings, Inc.*	16,096	635,148
Machinery – 1.3%
Alamo Group, Inc.	929	161,126
Cactus, Inc., Class A(a)	20,033	1,116,239
Caterpillar, Inc.	4,184	3,724,220
CNH Industrial N.V.	290,748	3,113,911
CSW Industrials, Inc.(a)	8,681	2,527,907
Donaldson Co., Inc.	8,088	713,119
Federal Signal Corp.	19,998	2,462,354
Graco, Inc.	9,919	796,198
IDEX Corp.	15,857	3,454,448
Kadant, Inc.(a)	9,129	2,675,984
Middleby (The) Corp.*	2,485	348,795
Nordson Corp.	2,841	819,486
Oshkosh Corp.	907	141,764
Pentair PLC	816	65,859
Snap-on, Inc.	2,168	831,211
Toro (The) Co.	4,277	407,042
		23,359,663
Medical Equipment & Devices – 3.8%
Abbott Laboratories	50,007	4,540,136
Agilent Technologies, Inc.	19,633	2,268,593
Align Technology, Inc.*	11,836	2,083,254
Baxter International, Inc.(a)	172,587	3,034,079
Becton Dickinson & Co.	17,212	2,565,277
Boston Scientific Corp.*	56,328	3,245,056
Danaher Corp.	20,120	3,600,474
Edwards Lifesciences Corp.*	38,634	3,225,939
GE HealthCare Technologies, Inc.	49,617	3,018,698
Intuitive Surgical, Inc.*	24,514	11,217,852
Medline, Inc., Class A(a)*	20,851	927,244
Medtronic PLC	38,491	3,116,616
Mettler-Toledo International, Inc.*	759	968,947
Repligen Corp.(a)*	19,231	2,275,220
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Stryker Corp.	22,449	$7,074,353
Thermo Fisher Scientific, Inc.	20,597	9,865,139
Waters Corp.*	20,425	6,316,023
West Pharmaceutical Services, Inc.	861	256,225
Zimmer Biomet Holdings, Inc.	22,453	1,850,801
		71,449,926
Oil & Gas Supply Chain – 3.6%
APA Corp.	109,700	4,468,081
Cheniere Energy, Inc.	9,299	2,556,760
Chevron Corp.	43,455	8,400,286
Chord Energy Corp.	20,271	2,951,458
ConocoPhillips	87,031	10,946,759
Devon Energy Corp.	82,132	4,219,121
Diamondback Energy, Inc.	5,278	1,085,315
EOG Resources, Inc.	22,195	3,119,951
Exxon Mobil Corp.	113,897	17,577,724
Matador Resources Co.	41,627	2,640,817
Occidental Petroleum Corp.	39,897	2,416,960
ONEOK, Inc.	31,620	2,923,585
Texas Pacific Land Corp.	6,996	3,103,915
Viper Energy, Inc., Class A	33,391	1,648,848
		68,059,580
Oil, Gas Services & Equipment – 0.2%
SLB Ltd.	49,931	2,840,075
Real Estate Investment Trusts – 1.5%
AvalonBay Communities, Inc.	15,798	2,891,034
Crown Castle, Inc.	43,914	3,898,685
Healthpeak Properties, Inc.	285,545	4,617,262
Prologis, Inc.	67,471	9,582,231
Public Storage	6,124	1,852,204
Realty Income Corp.	62,049	3,986,028
SBA Communications Corp.	9,344	2,066,893
		28,894,337
Real Estate Owners & Developers – 0.0%(c)
McGrath RentCorp	640	70,752
Retail - Consumer Staples – 0.7%
Costco Wholesale Corp.	1,754	1,779,485
Five Below, Inc.*	2,865	675,166
Ollie’s Bargain Outlet Holdings, Inc.*	20,292	1,755,461
PriceSmart, Inc.	865	135,736
Walmart, Inc.	59,711	7,877,672
		12,223,520
	Number of Shares	Value
Retail - Discretionary – 1.2%
AutoZone, Inc.*	627	$2,322,427
Floor & Decor Holdings, Inc., Class A(a)*	27,356	1,324,030
Freshpet, Inc.*	27,547	1,856,117
Genuine Parts Co.	4,503	482,857
La-Z-Boy, Inc.	19,104	663,673
Lowe’s Cos., Inc.	28,141	6,719,789
Lululemon Athletica, Inc.*	8,951	1,232,553
O’Reilly Automotive, Inc.*	54,821	5,449,207
Tractor Supply Co.	17,128	601,193
Valvoline, Inc.(a)*	52,793	1,754,311
Winmark Corp.(a)	1,601	609,165
		23,015,322
Semiconductors – 12.5%
Analog Devices, Inc.	25,284	10,170,742
Applied Materials, Inc.	14,332	5,653,831
ASML Holding N.V. ADR (Netherlands)(b)	4,585	6,597,769
Axcelis Technologies, Inc.(a)*	9,179	1,276,891
Broadcom, Inc.	77,053	32,164,234
Cirrus Logic, Inc.*	5,733	934,938
KLA Corp.	8,220	14,387,877
Lam Research Corp.	30,005	7,737,089
Marvell Technology, Inc.	28,083	4,637,907
Monolithic Power Systems, Inc.	2,250	3,632,422
Nova Ltd. (Israel)(a)*	6,124	3,064,633
NVIDIA Corp.	486,440	97,078,831
NXP Semiconductors N.V. (Netherlands)	37,112	10,895,712
QUALCOMM, Inc.	24,096	4,327,160
Skyworks Solutions, Inc.	29,782	2,089,803
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	22,842	9,046,803
Teradyne, Inc.	11,479	3,942,692
Texas Instruments, Inc.	58,268	16,377,969
		234,017,303
Software – 7.6%
Adobe, Inc.*	24,505	6,030,680
CCC Intelligent Solutions Holdings, Inc.*	304,762	1,596,953
Datadog, Inc., Class A*	18,329	2,422,911
Donnelley Financial Solutions, Inc.*	2,191	110,207
Global-e Online Ltd. (Israel)*	67,745	2,125,161
Guidewire Software, Inc.*	10,580	1,464,166
Intuit, Inc.	10,745	4,174,433
JFrog Ltd.*	38,405	1,783,528
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
Microsoft Corp.	186,893	$76,211,228
Oracle Corp.	49,290	7,954,913
Palo Alto Networks, Inc.*	70,738	12,684,738
Paycom Software, Inc.	3,553	450,378
Procore Technologies, Inc.*	30,862	1,746,172
Roper Technologies, Inc.	12,615	4,475,928
Salesforce, Inc.	36,547	6,451,642
ServiceNow, Inc.*	77,189	6,816,561
Synopsys, Inc.*	11,342	5,473,649
		141,973,248
Specialty Finance – 4.8%
American Express Co.	42,143	13,614,296
Broadridge Financial Solutions, Inc.	3,135	482,727
Corpay, Inc.*	13,245	4,059,195
Equifax, Inc.	31,521	5,482,763
Euronet Worldwide, Inc.*	4,420	319,920
FactSet Research Systems, Inc.	7,299	1,661,106
Fair Isaac Corp.*	2,371	2,430,275
Fiserv, Inc.*	13,257	830,551
Jack Henry & Associates, Inc.	20,141	3,096,679
MarketAxess Holdings, Inc.	1,557	244,745
Mastercard, Inc., Class A	19,656	9,885,395
Moody’s Corp.	9,465	4,371,410
Paymentus Holdings, Inc., Class A*	70,149	1,967,679
PayPal Holdings, Inc.	69,155	3,467,432
S&P Global, Inc.	10,981	4,735,337
Shift4 Payments, Inc., Class A(a)*	26,322	1,165,538
TransUnion	33,995	2,413,645
Verisk Analytics, Inc.	2,581	476,169
Visa, Inc., Class A	87,694	28,924,989
		89,629,851
Steel – 0.1%
Nucor Corp.	6,247	1,407,387
Steel Dynamics, Inc.	3,711	848,557
		2,255,944
Technology Hardware – 5.9%
Apple, Inc.	270,843	73,493,248
Arista Networks, Inc.*	72,482	12,518,366
Cisco Systems, Inc.	118,461	10,839,182
CTS Corp.	12,681	724,085
Fabrinet (Thailand)*	4,505	3,079,032
HP, Inc.(a)	240,978	5,026,801
NetApp, Inc.	11,506	1,274,520
Plexus Corp.*	2,995	750,487
	Number of Shares	Value
Technology Hardware (Continued)
Ubiquiti, Inc.	1,483	$1,500,811
Zebra Technologies Corp., Class A*	491	111,094
		109,317,626
Telecommunications – 0.2%
Verizon Communications, Inc.	59,629	2,863,981
Tobacco & Cannabis – 0.5%
Altria Group, Inc.	40,785	2,963,031
Philip Morris International, Inc.	40,889	6,749,547
		9,712,578
Transportation & Logistics – 1.1%
CH Robinson Worldwide, Inc.	493	89,632
CSX Corp.	10,176	462,296
Landstar System, Inc.	1,848	340,161
Old Dominion Freight Line, Inc.	856	181,840
Saia, Inc.*	7,342	3,295,237
Union Pacific Corp.	51,440	13,862,051
United Parcel Service, Inc., Class B	21,575	2,347,360
		20,578,577
Transportation Equipment – 0.3%
Allison Transmission Holdings, Inc.	8,544	1,147,886
PACCAR, Inc.	40,860	4,854,168
		6,002,054
Wholesale - Consumer Staples – 0.0%(c)
Sysco Corp.	1,400	104,594
Wholesale - Discretionary – 0.1%
Copart, Inc.*	54,268	1,796,814
Total Common Stocks (Cost $1,473,543,331)		1,804,550,035

Master Limited Partnerships – 0.0%(c)
Metals & Mining – 0.0%(c)
Natural Resource Partners L.P.	3,233	382,011
Total Master Limited Partnership (Cost $410,371)		382,011

Investment Companies – 2.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF(a)	502,483	26,812,493
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value

State Street SPDR S&P 600 Small Cap Value ETF(a)	255,693	$26,395,188
Total Investment Companies (Cost $45,953,241)		53,207,681

	Par(d)/Number of Shares
Short-Term Investments – 1.1%
Money Market Funds – 0.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(e)	8,333,150	8,333,150
Northern Institutional Funds - Liquid Assets Portfolio, 3.68%(e)(f)	8,822,574	8,822,574
		17,155,724
	Par(d)/Number of Shares	Value
U.S. Government Agencies – 0.2%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 5/1/26(h)	$3,042,000	$3,042,000
Total Short-Term Investments (Cost $20,197,724)		20,197,724
Total Investments – 100.5% (Cost $1,540,104,667)		1,878,337,451
Liabilities less Other Assets – (0.5)%		(9,274,993)
NET ASSETS – 100.0%		$1,869,062,458

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 6.)
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of April 30, 2026 is disclosed.
(f)	Security purchased with cash collateral received in connection with securities on loan. (See Note 6.)
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
S&P	Standards & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,799,280,587	$5,269,448	$—	$1,804,550,035
Master Limited Partnerships	382,011	—	—	382,011
Investment Companies	53,207,681	—	—	53,207,681
Short-Term Investments	17,155,724	3,042,000	—	20,197,724
Total Investments	$1,870,026,003	$8,311,448	$—	$1,878,337,451
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar International Equity Fund

	Number of Shares	Value
Common Stocks – 97.2%
Advertising & Marketing – 0.3%
Publicis Groupe S.A. (France)	36,399	$3,401,027
Aerospace & Defense – 2.2%
Airbus S.E. (France)	12,498	2,576,581
BAE Systems PLC (United Kingdom)	295,692	8,224,249
Melrose Industries PLC (United Kingdom)	149,010	977,845
Safran S.A. (France)	14,244	4,573,931
Singapore Technologies Engineering Ltd. (Singapore)	424,560	3,597,924
Thales S.A. (France)	7,995	2,196,526
		22,147,056
Apparel & Textile Products – 1.9%
adidas A.G. (Germany)	23,315	4,034,841
Bosideng International Holdings Ltd. (China)	2,138,000	1,169,995
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	17,873	3,430,140
Eclat Textile Co. Ltd. (Taiwan)	60,801	641,889
Kering S.A. (France)	10,590	2,913,453
LVMH Moet Hennessy Louis Vuitton S.E. (France)	12,511	6,683,495
		18,873,813
Asset Management – 1.7%
3i Group PLC (United Kingdom)	81,971	2,850,768
DWS Group GmbH & Co. KGaA (Germany)(b)	35,673	2,471,075
Julius Baer Group Ltd. (Switzerland)	16,635	1,367,345
Jupiter Fund Management PLC (United Kingdom)	1,127,468	2,328,405
Netwealth Group Ltd. (Australia)	55,931	960,583
Ninety One Ltd. (South Africa)	416,204	1,168,345
Ninety One PLC (United Kingdom)	607,358	1,782,342
Partners Group Holding A.G. (Switzerland)	652	708,857
Sanlam Ltd. (South Africa)	237,963	1,225,606
Schroders PLC (United Kingdom)	30,760	242,204
	Number of Shares	Value
Asset Management (Continued)
UBS Group A.G. (Switzerland)(a)	29,854	$1,321,093
VZ Holding A.G. (Switzerland)	4,765	929,628
		17,356,251
Automotive – 2.6%
Bayerische Motoren Werke A.G. (Germany)	42,947	3,930,220
Contemporary Amperex Technology Co. Ltd., Class A (China)	100,400	6,447,071
Continental A.G. (Germany)*	43,555	3,295,508
Huayu Automotive Systems Co. Ltd., Class A (China)	253,200	691,632
Hyundai Mobis Co. Ltd. (South Korea)	4,978	1,439,732
Kia Corp. (South Korea)	24,291	2,505,417
Linamar Corp. (Canada)	9,034	604,484
Magna International, Inc. (Canada)	25,922	1,649,764
Mercedes-Benz Group A.G. (Germany)	19,891	1,159,449
Nifco, Inc. (Japan)	44,600	1,314,236
Toyo Tire Corp. (Japan)	49,500	1,213,647
Toyota Motor Corp. (Japan)	105,873	2,032,277
Yapp Automotive Parts Co. Ltd., Class A (China)	84,000	251,897
		26,535,334
Banking – 9.0%
ANZ Group Holdings Ltd. (Australia)	55,539	1,475,200
Axis Bank Ltd. (India)	204,645	2,744,817
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	339,875	7,505,259
Banco do Brasil S.A. (Brazil)*	399,600	1,794,722
Bank Mandiri Persero Tbk PT (Indonesia)	19,789,100	5,035,367
Bank of Montreal (Canada)	9,571	1,457,404
BNP Paribas S.A. (France)	75,216	7,899,299
China Construction Bank Corp., Class H (China)	2,496,000	2,817,485
China Merchants Bank Co. Ltd., Class H (China)	306,613	1,855,788
Commercial International Bank - Egypt (CIB) GDR (Egypt)(a)	473,329	1,186,621
Credicorp Ltd. (Peru)	13,466	4,365,273
DBS Group Holdings Ltd. (Singapore)	74,387	3,430,034
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	592,448	$6,456,440
HDFC Bank Ltd. (India)	233,467	1,909,544
HDFC Bank Ltd. ADR (India)	82,135	2,087,050
HSBC Holdings PLC (United Kingdom)	111,498	2,051,545
ICICI Bank Ltd. (India)	96,128	1,289,878
ING Groep N.V. (Netherlands)	48,656	1,408,172
Intesa Sanpaolo S.p.A. (Italy)	262,009	1,780,150
Kasikornbank PCL (Thailand)(a)	170,500	1,014,696
KB Financial Group, Inc. (South Korea)	41,453	4,539,319
National Bank of Greece S.A. (Greece)	102,007	1,616,626
Nedbank Group Ltd. (South Africa)	106,115	1,694,279
Nordea Bank Abp (Finland)	104,107	1,957,721
OTP Bank Nyrt. (Hungary)	16,553	2,220,236
Sberbank of Russia PJSC (Russia)(c)(d)*	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	35,909	2,438,535
Skandinaviska Enskilda Banken AB, Class A (Sweden)	201,447	3,987,075
Standard Bank Group Ltd. (South Africa)	79,508	1,532,229
State Bank of India (India)	83,761	947,421
Sumitomo Mitsui Financial Group, Inc. (Japan)	69,088	2,439,432
Sumitomo Mitsui Trust Group, Inc. (Japan)	62,849	2,101,252
Svenska Handelsbanken AB, Class A (Sweden)	94,219	1,338,846
Toronto-Dominion Bank (The) (Canada)	21,097	2,272,701
United Overseas Bank Ltd. (Singapore)	68,965	1,964,058
Woori Financial Group, Inc. (South Korea)	33,084	754,453
		91,368,927
Beverages – 3.5%
Ambev S.A. (Brazil)	1,872,309	5,516,578
Anheuser-Busch InBev S.A./N.V. (Belgium)	34,488	2,605,970
Asahi Group Holdings Ltd. (Japan)	200,400	1,973,064
Diageo PLC (United Kingdom)	343,216	6,939,619
	Number of Shares	Value
Beverages (Continued)
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	235,035	$2,776,127
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	57,218	6,765,456
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	81,700	589,459
Kweichow Moutai Co. Ltd., Class A (China)	8,400	1,702,798
Pernod Ricard S.A. (France)	62,060	4,613,659
Tingyi Cayman Islands Holding Corp. (China)	734,000	1,132,521
Wuliangye Yibin Co. Ltd., Class A (China)	57,900	823,957
		35,439,208
Biotechnology & Pharmaceuticals – 5.0%
AstraZeneca PLC (New York Exchange) (United Kingdom)	13,026	2,471,324
AstraZeneca PLC (New York Exchange) (United Kingdom)	9,345	1,750,973
Bayer A.G. (Germany)(a)	80,290	3,600,022
China Medical System Holdings Ltd. (China)	462,000	759,446
Chugai Pharmaceutical Co. Ltd. (Japan)	90,400	4,820,978
Consun Pharmaceutical Group Ltd. (China)	656,292	1,359,937
CSL Ltd. (Australia)	12,090	1,091,250
CSPC Pharmaceutical Group Ltd. (China)	728,166	793,393
Daiichi Sankyo Co. Ltd. (Japan)	145,500	2,363,515
Genmab A/S (Denmark)*	8,961	2,372,664
GSK PLC (United Kingdom)	274,593	7,199,136
Hansoh Pharmaceutical Group Co. Ltd. (China)(b)	122,351	586,021
Hikma Pharmaceuticals PLC (United Kingdom)	34,382	653,705
Kalbe Farma Tbk PT (Indonesia)	9,372,100	469,824
Merck KGaA (Germany)	9,614	1,244,890
Nippon Shinyaku Co. Ltd. (Japan)	7,500	229,955
Novartis A.G.(a)	27,447	4,056,383
Novo Nordisk A/S, Class B (Denmark)	117,459	4,996,232
Roche Holding A.G.	18,265	7,442,987
Sanofi S.A.	2,679	250,691
Shionogi & Co. Ltd. (Japan)	117,600	2,375,867
		50,889,193
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals – 2.1%
Air Liquide S.A. (France)	11,610	$2,497,780
Akzo Nobel N.V. (Netherlands)	53,314	3,129,361
Brenntag S.E. (Germany)	33,325	2,426,893
Croda International PLC (United Kingdom)	53,299	2,067,276
DSM-Firmenich A.G. (Switzerland)	17,765	1,326,848
Givaudan S.A. (Switzerland)(a)	121	431,493
IMCD N.V. (Netherlands)(e)	16,300	1,916,633
Kumho Petrochemical Co. Ltd. (South Korea)	2,901	288,621
Sinoseal Holding Co. Ltd., Class A (China)	54,700	271,929
Symrise A.G. (Germany)	68,819	6,087,775
UPL Ltd. (India)	146,120	994,151
		21,438,760
Commercial Support Services – 2.5%
Bidvest Group Ltd. (South Africa)	124,398	1,748,113
Bureau Veritas S.A. (France)	58,481	1,792,055
Compass Group PLC (United Kingdom)	203,040	5,737,305
Intertek Group PLC (United Kingdom)	29,800	1,919,660
Recruit Holdings Co. Ltd. (Japan)	55,300	2,561,770
RELX PLC (United Kingdom)	35,228	1,284,637
Rentokil Initial PLC (United Kingdom)	238,241	1,606,164
S-1 Corp. (South Korea)	50,828	2,950,574
Secom Co. Ltd. (Japan)	86,100	3,156,807
SGS S.A. (Switzerland)(a)(e)	10,123	1,096,828
Taiwan Secom Co. Ltd. (Taiwan)	148,201	529,252
Wolters Kluwer N.V. (Netherlands)	12,772	996,797
		25,379,962
Construction Materials – 0.5%
Anhui Conch Cement Co. Ltd., Class H (China)	156,000	390,849
James Hardie Industries PLC CDI(e)*	98,993	2,112,017
Kingspan Group PLC (Ireland)	22,287	2,062,076
		4,564,942
Containers & Packaging – 0.0%(f)
Winpak Ltd. (Canada)	13,547	400,521
	Number of Shares	Value
Diversified Industrials – 0.5%
Alfa Laval AB (Sweden)	76,514	$4,604,556
E-Commerce Discretionary – 1.9%
Alibaba Group Holding Ltd. (China)	602,002	9,921,603
Coupang, Inc. (South Korea)*	76,800	1,534,464
JD.com, Inc., Class A (China)	160,641	2,433,731
MercadoLibre, Inc. (Brazil)*	1,532	2,746,309
Pilot Corp. (Japan)	55,200	1,683,771
Sea Ltd. ADR (Singapore)*	11,150	946,412
		19,266,290
Electric Utilities – 0.4%
Engie Brasil Energia S.A. (Brazil)	138,360	984,095
RWE A.G. (Germany)	20,530	1,494,842
SSE PLC (United Kingdom)	39,159	1,402,064
		3,881,001
Electrical Equipment – 2.3%
Assa Abloy AB, Class B (Sweden)	70,514	2,713,923
Daikin Industries Ltd. (Japan)	14,784	2,088,908
Hexagon AB, Class B (Sweden)	290,209	3,170,518
Huber + Suhner A.G. (Switzerland)(a)	1,107	321,505
Keli Sensing Technology Ningbo Co. Ltd., Class A (China)	31,100	256,960
Kone OYJ, Class B (Finland)	53,994	3,434,658
Legrand S.A. (France)	30,157	5,403,038
Nohmi Bosai Ltd. (Japan)(e)	10,100	265,450
Schneider Electric S.E.	17,207	5,475,420
Voltronic Power Technology Corp. (Taiwan)	22,558	560,547
		23,690,927
Engineering & Construction – 0.7%
Cellnex Telecom S.A. (Spain)(b)*	41,698	1,403,664
Indus Towers Ltd. (India)*	408,239	1,769,618
Kraftia Corp. (Japan)	42,049	2,593,451
Raito Kogyo Co. Ltd. (Japan)	41,400	1,008,862
Takuma Co. Ltd. (Japan)	16,700	294,383
		7,069,978
Entertainment Content – 0.9%
NetEase, Inc. (China)	248,370	5,814,139
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Entertainment Content (Continued)
NetEase, Inc. ADR (China)	17,565	$2,064,063
Universal Music Group N.V. (Netherlands)	51,072	1,070,858
		8,949,060
Food – 1.7%
AVI Ltd. (South Africa)	119,521	715,368
Danone S.A. (France)	25,175	1,972,412
Kerry Group PLC, Class A (Ireland)	12,908	1,093,931
MEIJI Holdings Co. Ltd. (Japan)(e)	56,253	1,335,159
Nestle S.A.(a)	92,389	9,353,430
Tiger Brands Ltd. (South Africa)	61,519	1,071,020
Want Want China Holdings Ltd. (China)	2,586,839	1,459,793
		17,001,113
Forestry, Paper & Wood Products – 0.1%
Suzano S.A. (Brazil)	91,800	815,333
Gas & Water Utilities – 0.4%
ENN Natural Gas Co. Ltd., Class A (China)	514,076	1,524,638
TTW PCL (Thailand)(a)	2,275,300	645,648
Veolia Environnement S.A. (France)	34,794	1,471,411
		3,641,697
Health Care Facilities & Services – 0.8%
Fresenius S.E. & Co. KGaA (Germany)	36,561	1,770,635
Life Healthcare Group Holdings Ltd. (South Africa)	963,564	716,129
Ramsay Health Care Ltd. (Australia)(e)	42,539	1,203,304
Rede D’Or Sao Luiz S.A. (Brazil)(b)	118,300	915,954
Ship Healthcare Holdings, Inc. (Japan)	53,700	799,139
Sinopharm Group Co. Ltd., Class H (China)	690,723	1,643,066
Sonic Healthcare Ltd. (Australia)(e)	81,242	1,162,462
		8,210,689
Home & Office Products – 0.8%
Coway Co. Ltd. (South Korea)	36,143	2,098,107
Haier Smart Home Co. Ltd., Class A (China)	603,000	1,905,877
Midea Group Co. Ltd., Class A (China)	167,500	1,992,572
	Number of Shares	Value
Home & Office Products (Continued)
Midea Group Co. Ltd., Class H (China)	119,895	$1,385,465
Nien Made Enterprise Co. Ltd. (Taiwan)	22,753	254,633
Rinnai Corp. (Japan)	13,000	295,450
		7,932,104
Home Construction – 0.7%
Berkeley Group Holdings PLC (United Kingdom)*	15,354	668,505
Geberit A.G. (Switzerland)(a)	4,119	2,783,460
Persimmon PLC (United Kingdom)	84,524	1,218,792
Sekisui Chemical Co. Ltd. (Japan)	162,200	2,485,533
Taylor Wimpey PLC (United Kingdom)	251,541	266,080
		7,422,370
Household Products – 2.7%
Beiersdorf A.G. (Germany)	13,072	1,083,665
Haleon PLC	803,092	3,708,576
Haleon PLC ADR(e)	128,700	1,189,188
Hengan International Group Co. Ltd. (China)	161,500	553,680
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Mexico)	547,607	1,236,689
L’Oreal S.A. (France)	9,883	4,256,502
Reckitt Benckiser Group PLC (United Kingdom)	82,332	5,238,672
Unicharm Corp. (Japan)	730,680	4,256,991
Unilever PLC (United Kingdom)	79,229	4,620,250
Unilever PLC (Euronext Amsterdam Exchange) (United Kingdom)	14,164	829,459
		26,973,672
Industrial Intermediate Products – 0.7%
SKF AB, Class B (Sweden)	260,477	6,558,483
Tocalo Co. Ltd. (Japan)	14,678	292,840
		6,851,323
Industrial Support Services – 0.6%
Sunbelt Rentals Holdings, Inc. (London Exchange)(e)	51,933	3,974,433
Sunbelt Rentals Holdings, Inc. (London Exchange)(e)	28,999	2,179,681
		6,154,114
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services – 2.3%
AJ Bell PLC (United Kingdom)	40,053	$283,411
ASX Ltd. (Australia)	111,927	4,899,376
B3 S.A. - Brasil Bolsa Balcao (Brazil)*	606,800	2,214,321
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	1,007,562	2,266,777
Bursa Malaysia Bhd. (Malaysia)	1,158,200	2,493,418
Japan Exchange Group, Inc. (Japan)	359,900	4,287,031
London Stock Exchange Group PLC (United Kingdom)	31,158	4,042,963
Nihon M&A Center Holdings, Inc. (Japan)(e)	325,800	1,364,524
Singapore Exchange Ltd. (Singapore)	82,900	1,417,486
		23,269,307
Insurance – 4.0%
AIA Group Ltd. (Hong Kong)	854,991	9,386,749
Allianz S.E. (Germany)(a)	15,970	7,294,019
ASR Nederland N.V. (Netherlands)	25,325	1,923,674
BB Seguridade Participacoes S.A. (Brazil)	284,300	1,949,761
Daiichi Life Group, Inc. (Japan)	218,115	1,996,993
Manulife Financial Corp. (Canada)	164,692	6,475,651
MS&AD Insurance Group Holdings, Inc. (Japan)	51,305	1,319,261
Ping An Insurance Group Co. of China Ltd., Class H (China)(e)	852,248	6,927,159
Prudential PLC (Hong Kong)	224,701	3,386,143
		40,659,410
Internet Media & Services – 2.2%
Autotrader Group PLC (United Kingdom)(b)	73,000	491,066
M3, Inc. (Japan)(e)	282,400	2,720,206
NAVER Corp. (South Korea)	29,860	4,289,157
Prosus N.V. (China)*	59,974	2,903,522
Rightmove PLC (United Kingdom)	117,327	691,935
Tencent Holdings Ltd. (China)	152,415	9,256,508
Tencent Music Entertainment Group ADR (China)	170,237	1,561,074
		21,913,468
	Number of Shares	Value
IT Services – 1.3%
Capgemini S.E. (France)	22,644	$2,753,883
Fujitsu Ltd. (Japan)	69,100	1,386,931
Infosys Ltd. (India)	59,148	744,621
Infosys Ltd. ADR (India)(e)	93,213	1,161,434
Otsuka Corp. (Japan)	20,500	379,542
Samsung SDS Co. Ltd. (South Korea)	12,447	1,408,879
Tata Consultancy Services Ltd. (India)	196,238	5,149,739
Wipro Ltd. (India)	227,713	485,203
		13,470,232
Leisure Facilities & Services – 1.3%
Accor S.A. (France)	58,917	2,915,729
Allwyn A.G. (Greece)	54,736	781,689
Amadeus IT Group S.A. (Spain)	75,892	4,379,146
Arcos Dorados Holdings, Inc., Class A (Brazil)(e)	81,407	726,150
Flutter Entertainment PLC*	8,058	869,700
Yum China Holdings, Inc. (China)	79,293	3,880,065
		13,552,479
Leisure Products – 0.2%
BRP, Inc.	16,510	923,860
Shimano, Inc. (Japan)	11,166	1,171,480
		2,095,340
Machinery – 4.6%
Airtac International Group (China)	9,043	422,217
Atlas Copco AB, Class A (Sweden)	374,610	7,199,122
CNH Industrial N.V.	231,788	2,482,450
Daifuku Co. Ltd. (Japan)	73,100	3,196,053
Epiroc AB, Class A (Sweden)	264,219	7,627,847
FANUC Corp. (Japan)	43,847	1,936,858
Greatech Technology Bhd. (Malaysia)*	533,761	323,314
Hoshizaki Corp. (Japan)	39,500	1,284,325
Keyence Corp. (Japan)	17,800	8,164,253
Kubota Corp. (Japan)	154,368	2,519,972
Omron Corp. (Japan)(e)	53,008	1,904,040
Sandvik AB (Sweden)	15,548	654,060
SMC Corp. (Japan)	10,600	5,212,465
Techtronic Industries Co. Ltd. (Hong Kong)	171,000	2,479,449
Yaskawa Electric Corp. (Japan)(e)	36,339	1,288,582
		46,695,007
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices – 1.7%
Alcon A.G.	15,448	$1,153,229
Coloplast A/S, Class B (Denmark)	31,306	1,933,886
Hoya Corp. (Japan)	11,438	2,135,976
Koninklijke Philips N.V. (Netherlands)	92,939	2,451,526
Olympus Corp. (Japan)	98,969	973,411
Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	901,400	395,891
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	43,400	1,074,303
Siemens Healthineers A.G. (Germany)(b)	106,195	4,354,441
Sonova Holding A.G. (Switzerland)(a)	5,729	1,255,844
Sysmex Corp. (Japan)(e)	169,400	1,495,877
		17,224,384
Metals & Mining – 2.9%
Alamtri Resources Indonesia Tbk PT (Indonesia)	4,195,900	610,842
China Shenhua Energy Co. Ltd., Class H (China)	197,459	1,226,591
Deterra Royalties Ltd. (Australia)	487,330	1,467,780
Exxaro Resources Ltd. (South Africa)	29,314	386,999
Fortescue Ltd. (Australia)	132,990	1,916,794
Glencore PLC (Australia)*	615,028	4,779,898
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	49,600	543,745
Kumba Iron Ore Ltd. (South Africa)	200,009	3,751,992
Rio Tinto PLC (Australia)	56,526	5,694,236
Shougang Fushan Resources Group Ltd. (China)	4,021,464	1,427,344
United Tractors Tbk PT (Indonesia)	487,700	818,468
Vale S.A. (Brazil)	271,516	4,458,919
Vale S.A. ADR (Brazil)	111,624	1,826,169
		28,909,777
Oil & Gas Supply Chain – 3.7%
Eni S.p.A. (Italy)	57,346	1,621,539
Gazprom PJSC (Russia)(c)(d)*	421,794	—
Gaztransport Et Technigaz S.A. (France)	5,714	1,390,184
LUKOIL PJSC (Russia)(c)(d)*	13,736	—
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
MOL Hungarian Oil & Gas PLC (Hungary)	142,276	$1,896,447
Parex Resources, Inc. (Canada)	123,707	2,606,467
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)(e)	188,724	4,157,590
PRIO S.A. (Brazil)*	142,900	1,917,627
PTT Exploration & Production PCL (Thailand)(a)	83,600	396,406
Rosneft Oil Co. PJSC (Russia)(c)(d)*	210,931	—
Saudi Arabian Oil Co. (Saudi Arabia)(b)	103,511	767,763
Shell PLC	288,609	13,122,131
TotalEnergies S.E. (France)	57,361	5,333,057
Vibra Energia S.A. (Brazil)*	340,605	2,296,013
Vista Energy S.A.B. de C.V. ADR (Argentina)*	9,514	707,080
Woodside Energy Group Ltd. (Australia)	72,752	1,739,329
		37,951,633
Oil, Gas Services & Equipment – 0.1%
SLB Ltd.	24,638	1,401,409
Real Estate Investment Trusts – 0.4%
Big Yellow Group PLC (United Kingdom)	201,228	2,469,865
Concentradora Fibra Danhos S.A. de C.V. (Mexico)	976,181	1,541,235
		4,011,100
Real Estate Owners & Developers – 0.4%
Emaar Development PJSC (United Arab Emirates)	747,234	2,966,070
Emaar Properties PJSC (United Arab Emirates)	459,874	1,480,794
		4,446,864
Real Estate Services – 0.5%
China Overseas Property Holdings Ltd. (China)	1,240,469	631,793
Country Garden Services Holdings Co. Ltd. (China)	2,422,160	1,933,542
Poly Property Services Co. Ltd., Class H (China)	611,600	2,450,192
		5,015,527
Retail - Consumer Staples – 0.8%
Alimentation Couche-Tard, Inc. (Canada)	47,123	2,787,797
BGF retail Co. Ltd. (South Korea)	7,506	670,943
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Consumer Staples (Continued)
BIM Birlesik Magazalar A.S. (Turkey)	77,579	$1,274,506
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	346,939	950,734
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	705,825	2,231,601
		7,915,581
Retail - Discretionary – 0.9%
ANTA Sports Products Ltd. (China)	88,600	928,176
Astra International Tbk PT (Indonesia)	4,073,200	1,411,116
JUMBO S.A. (Greece)	52,557	1,433,525
Mr Price Group Ltd. (South Africa)	39,695	371,750
Pandora A/S (Denmark)	23,515	1,789,468
Truworths International Ltd. (South Africa)	459,075	1,426,763
USS Co. Ltd. (Japan)	174,700	1,891,453
		9,252,251
Semiconductors – 9.2%
ASE Technology Holding Co. Ltd. (Taiwan)	145,000	2,272,825
ASM International N.V. (Netherlands)	2,837	2,775,371
ASML Holding N.V. (Netherlands)	10,233	14,792,276
ASML Holding N.V. ADR (Netherlands)(a)	869	1,250,482
Disco Corp. (Japan)	4,900	2,331,334
Globalwafers Co. Ltd. (Taiwan)	78,000	1,465,679
Greatek Electronics, Inc. (Taiwan)	324,103	869,494
Inari Amertron Bhd. (Malaysia)	3,181,763	1,591,049
Infineon Technologies A.G. (Germany)	46,132	3,102,622
Japan Material Co. Ltd. (Japan)	108,300	1,246,914
Lasertec Corp. (Japan)	16,300	4,504,968
MediaTek, Inc. (Taiwan)	34,000	2,838,376
Novatek Microelectronics Corp. (Taiwan)	127,000	1,649,587
Powertech Technology, Inc. (Taiwan)	58,661	384,723
Realtek Semiconductor Corp. (Taiwan)	65,000	1,109,707
	Number of Shares	Value
Semiconductors (Continued)
SK Hynix, Inc. (South Korea)	6,824	$6,085,430
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	243,133	16,878,747
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	57,479	22,765,132
Tokai Carbon Korea Co. Ltd. (South Korea)	9,122	1,840,684
Tokyo Electron Ltd. (Japan)	12,508	3,685,893
Tokyo Seimitsu Co. Ltd. (Japan)	3,100	342,537
		93,783,830
Software – 1.3%
Dassault Systemes S.E. (France)	182,155	4,104,611
Nice Ltd. ADR (Israel)(e)*	15,876	1,619,670
Obic Co. Ltd. (Japan)	52,600	1,397,749
SAP S.E. (Germany)	38,093	6,395,556
		13,517,586
Specialty Finance – 1.6%
Adyen N.V. (Netherlands)(b)*	3,267	3,686,666
Edenred S.E. (France)	136,526	3,419,168
Experian PLC	52,301	1,913,644
Hithink RoyalFlush Information Network Co. Ltd., Class A (China)	24,220	838,433
Nexi S.p.A. (Italy)(b)(e)	332,317	1,584,017
Plus500 Ltd. (Israel)	7,784	472,829
Zenkoku Hosho Co. Ltd. (Japan)	216,100	4,353,610
		16,268,367
Steel – 0.5%
Maruichi Steel Tube Ltd. (Japan)	66,400	616,627
Ternium S.A. ADR (Mexico)(e)	21,578	947,922
thyssenkrupp A.G. (Germany)	98,113	1,167,653
Tokyo Steel Manufacturing Co. Ltd. (Japan)	211,600	2,300,165
		5,032,367
Technology Hardware – 5.2%
Advantech Co. Ltd. (Taiwan)	171,210	1,957,864
Brother Industries Ltd. (Japan)	154,800	2,939,685
Delta Electronics, Inc. (Taiwan)	117,000	8,204,679
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Largan Precision Co. Ltd. (Taiwan)	42,794	$3,436,266
Lenovo Group Ltd. (China)(e)	1,588,000	2,387,910
LG Innotek Co. Ltd. (South Korea)	3,583	1,400,795
Murata Manufacturing Co. Ltd. (Japan)	86,926	2,882,836
Primax Electronics Ltd. (Taiwan)	198,098	460,367
Quanta Computer, Inc. (Taiwan)	205,000	2,044,029
Radiant Opto-Electronics Corp. (Taiwan)	291,000	921,320
Samsung Electronics Co. Ltd. (South Korea)	29,578	4,454,083
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	2,479	9,366,251
Seiko Epson Corp. (Japan)	62,950	846,724
Sinbon Electronics Co. Ltd. (Taiwan)	30,804	277,351
Sony Group Corp. (Japan)	312,171	6,254,450
TDK Corp. (Japan)	89,649	1,639,178
Wiwynn Corp. (Taiwan)	18,000	2,702,530
Xiamen Faratronic Co. Ltd., Class A (China)	13,300	230,694
		52,407,012
Telecommunications – 1.7%
America Movil S.A.B. de C.V. ADR (Mexico)	75,916	2,019,366
America Movil S.A.B. de C.V., Series B (Mexico)	1,206,916	1,605,675
Chunghwa Telecom Co. Ltd. (Taiwan)	407,424	1,749,360
Elisa OYJ (Finland)	21,734	1,055,576
KT Corp. (South Korea)	22,535	928,418
Rogers Communications Inc., Class B (Canada)	79,501	2,894,190
Saudi Telecom Co. (Saudi Arabia)	70,910	824,187
Telkom Indonesia Persero Tbk PT (Indonesia)	21,722,200	3,553,382
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	90,850	1,536,274
Vodacom Group Ltd. (South Africa)	163,383	1,386,021
		17,552,449
Tobacco & Cannabis – 0.7%
British American Tobacco PLC (United Kingdom)	31,941	1,881,161
	Number of Shares	Value
Tobacco & Cannabis (Continued)
Imperial Brands PLC (United Kingdom)	56,602	$2,150,462
KT&G Corp. (South Korea)	27,012	3,247,195
		7,278,818
Transportation & Logistics – 2.2%
BW LPG Ltd. (Singapore)(b)	107,906	2,155,860
Canadian National Railway Co. (TSX Toronto Exchange) (Canada)	37,553	4,217,955
Canadian National Railway Co. (TSX Toronto Exchange) (Canada)	22,631	2,537,614
Canadian Pacific Kansas City Ltd. (Canada)	3,135	272,661
DSV A/S (Denmark)	11,220	2,759,445
Fujian Expressway Development Co. Ltd., Class A (China)	2,600,000	1,388,325
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)(e)	6,427	1,618,768
InPost S.A. (Poland)(e)*	53,132	952,991
International Container Terminal Services, Inc. (Philippines)	80,180	926,032
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	354,260	1,148,244
Ryanair Holdings PLC ADR (Italy)	46,234	2,526,688
SF Holding Co. Ltd., Class A (China)	401,300	2,184,566
		22,689,149
Transportation Equipment – 0.3%
Daimler Truck Holding A.G. (Germany)	43,271	2,182,500
Weichai Power Co. Ltd., Class H (China)	222,000	1,103,537
		3,286,037
Wholesale - Consumer Staples – 0.2%
Dongsuh Cos., Inc. (South Korea)	76,334	1,381,236
PALTAC Corp. (Japan)	24,475	722,938
		2,104,174
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Wholesale - Discretionary – 0.5%
Bunzl PLC (United Kingdom)	143,094	$4,717,244
Xinhua Winshare Publishing and Media Co. Ltd., Class H (China)	258,578	342,238
		5,059,482
Total Common Stocks (Cost $859,478,036)		987,022,261

Master Limited Partnerships – 0.3%
Oil & Gas Supply Chain – 0.3%
Newmed Energy L.P. (Israel)	472,985	3,100,469
Total Master Limited Partnership (Cost $2,236,000)		3,100,469

Preferred Stocks – 0.5%
Automotive – 0.1%
Dr. Ing hc F Porsche A.G., 2.46% (Germany)(g)	13,262	644,015
Banking – 0.1%
Banco Bradesco S.A. (Brazil)*	383,191	1,502,027
Household Products – 0.1%
Henkel A.G. & Co. KGaA, 3.34% (Germany)(g)	13,987	1,017,807
	Number of Shares	Value
Technology Hardware – 0.2%
Samsung Electronics Co. Ltd., 1.06% (South Korea)(g)	20,175	$2,177,567
Total Preferred Stocks (Cost $3,828,630)		5,341,416

	Number of Shares
Short-Term Investments – 3.1%
Money Market Funds – 3.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(h)	15,634,939	15,634,939
Northern Institutional Funds - Liquid Assets Portfolio, 3.68%(h)(i)	15,487,017	15,487,017
Total Short-Term Investments (Cost $31,121,956)		31,121,956
Total Investments – 101.1% (Cost $896,664,622)		1,026,586,102
Liabilities less Other Assets – (1.1)%		(11,141,496)
NET ASSETS – 100.0%		$1,015,444,606

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $18,416,527 or 1.81% of net assets.

(c)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At April 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $0 or .00% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Gazprom PJSC	7/26/21-2/18/22	$1,608,437
LUKOIL PJSC, 340.00%	7/26/21-2/18/22	1,189,094
Rosneft Oil Co. PJSC, 41.66%	7/26/21-2/18/22	1,564,140
Sberbank of Russia PJSC	3/23/20-4/20/21	1,190,543

(d)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(e)	Security either partially or fully on loan. (See Note 6.)
(f)	Amount rounds to less than 0.05%.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	7-day current yield as of April 30, 2026 is disclosed.
(i)	Security purchased with cash collateral received in connection with securities on loan. (See Note 6.)
*	Non-Income Producing Security

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar International Equity Fund
Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
L.P.	Limited Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Concentration by Currency (%)(a)
Euro	20.8
Japanese Yen	12.5
British Pound	11.3
U.S. Dollar	8.1
Hong Kong Dollar	7.1
Taiwan Dollar	5.1
All other currencies less than 5%	35.1
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
Japan	12.0
China	9.7
United States	9.2
United Kingdom	8.0
Taiwan	7.3
France	7.0
Germany	5.8
South Korea	5.4
All other countries less than 5%(b)	35.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$215,847,125	$771,175,136	$— *	$987,022,261
Master Limited Partnerships	—	3,100,469	—	3,100,469
Preferred Stocks	1,502,027	3,839,389	—	5,341,416
Short-Term Investments	31,121,956	—	—	31,121,956
Total Investments	$248,471,108	$778,114,994	$— *	$1,026,586,102

*Includes securities determined to have no value as of April 30, 2026.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar Global Income Fund

	Par(a)	Value
Asset-Backed Securities – 2.6%
Other – 2.5%
720 East CLO Ltd., Series 2022-1A, Class ER, (3M CME Term SOFR + 5.90%), 9.58%, 1/20/38(b)(c)	$250,000	$243,747
720 East CLO VII Ltd., Series 2025-7A, Class E, (3M CME Term SOFR + 4.75%), 8.43%, 4/20/37(b)(c)	150,000	147,319
AGL CLO 44 Ltd., Series 2025-44A, Class E, (3M CME Term SOFR + 4.75%), 8.41%, 10/22/37(b)(c)	125,000	124,339
AMMC CLO 24 Ltd., Series 2021-24A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.63%, 1/20/35(b)(c)	150,000	148,608
AMMC CLO 30 Ltd., Series 2024-30A, Class D1R, (3M CME Term SOFR + 2.65%), 6.24%, 4/15/39(b)(c)	100,000	100,241
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.02%, 8/20/42(b)(c)	150,000	149,796
Black Diamond CLO Ltd., Series 2021-1A, Class CR, (3M CME Term SOFR + 3.90%), 7.56%, 11/22/34(b)(c)	150,000	150,973
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 6.58%, 10/20/37(b)(c)	110,000	110,099
Capital Four U.S. CLO I Ltd., Series 2021-1A, Class DR, (3M CME Term SOFR + 3.25%), 6.93%, 1/18/35(b)(c)	100,000	98,039
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 7.38%, 4/20/37(b)(c)	210,000	209,397
Columbia Cent CLO 35 Ltd., Series 2025-35A, Class D1A, (3M CME Term SOFR + 3.50%), 7.17%, 7/25/36(b)(c)	100,000	100,519
Dwight Issuer LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.66%), 5.32%, 6/18/42(b)(c)	100,000	100,156
	Par(a)	Value
Other (Continued)
Galaxy XXII CLO Ltd., Series 2016-22A, Class DR4, (3M CME Term SOFR + 2.50%), 6.18%, 4/16/34(b)(c)	$100,000	$93,375
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	422,233	170,241
Greywolf CLO IV Ltd., Series 2019-1A, Class CR2, (3M CME Term SOFR + 3.50%), 7.18%, 4/17/34(b)(c)	100,000	99,879
Jamestown CLO IX Ltd., Series 2016-9A, Class CR3, (3M CME Term SOFR + 3.25%), 6.92%, 7/25/34(b)(c)	150,000	144,837
Katayma CLO II Ltd., Series 2024-2A, Class D, (3M CME Term SOFR + 4.50%, 4.50% Floor), 8.18%, 4/20/37(b)(c)	150,000	151,108
Mountain View CLO XIX Ltd., Series 2025-1A, Class D1, (3M CME Term SOFR + 3.40%), 7.08%, 10/17/38(b)(c)	100,000	99,980
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 4.06%, 1/25/33(c)	138,954	136,831
New Mountain CLO 5 Ltd., Series 5A, Class D1R, (3M CME Term SOFR + 3.15%), 6.83%, 7/20/36(b)(c)	100,000	100,278
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.63%, 7/20/37(b)(c)	150,000	149,250
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	33,509	33,362
RR 18 Ltd., Series 2021-18A, Class DR, (3M CME Term SOFR + 4.90%), 8.57%, 7/15/40(b)(c)	150,000	149,506
Sandstone Peak III Ltd., Series 2024-1A, Class D1R, (3M CME Term SOFR + 3.05%), 6.71%, 4/25/37(b)(c)(d)	150,000	149,995
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	135,505	122,046
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	$133,150	$130,129
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 7.54%, 4/19/34(b)(c)	250,000	242,201
		3,656,251
Specialty Finance – 0.1%
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 5.81%, 6/19/37(b)(c)	145,009	145,045
Total Asset-Backed Securities (Cost $3,999,843)		3,801,296

	Number of Shares
Common Stocks – 43.8%
Aerospace & Defense – 1.8%
BAE Systems PLC (United Kingdom)	70,971	1,973,956
Huntington Ingalls Industries, Inc.	1,029	374,854
Lockheed Martin Corp.	512	265,201
		2,614,011
Asset Management – 0.6%
BlackRock, Inc.	306	326,074
Blackstone, Inc.	1,056	132,612
Macquarie Korea Infrastructure Fund (South Korea)	9,923	75,934
T. Rowe Price Group, Inc.	3,035	312,241
		846,861
Automotive – 0.9%
Hyundai Motor Co. (South Korea)	3,800	1,377,347
Banking – 4.1%
Bank Polska Kasa Opieki S.A. (Poland)	21,348	1,336,352
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	76,000	828,241
JP Morgan Chase & Co.	4,362	1,366,309
PNC Financial Services Group (The), Inc.	1,350	301,050
Truist Financial Corp.	3,669	188,953
	Number of Shares	Value
Banking (Continued)
U.S. Bancorp	8,577	$485,973
UniCredit S.p.A. (Italy)	18,850	1,456,773
		5,963,651
Beverages – 1.0%
Coca-Cola (The) Co.	10,533	829,579
PepsiCo, Inc.	3,825	606,224
		1,435,803
Biotechnology & Pharmaceuticals – 4.8%
AbbVie, Inc.	1,950	412,074
Amgen, Inc.	1,249	432,466
Bristol-Myers Squibb Co.	5,906	357,844
Gilead Sciences, Inc.	3,226	422,090
Johnson & Johnson	12,183	2,800,263
Novartis A.G. ADR(e)	13,282	1,963,744
Pfizer, Inc.	21,179	565,479
		6,953,960
Cable & Satellite – 0.5%
Comcast Corp., Class A	28,345	766,449
Chemicals – 0.6%
Air Products and Chemicals, Inc.	2,056	616,903
International Flavors & Fragrances, Inc.	4,512	316,742
		933,645
Construction Materials – 0.1%
Cie de Saint-Gobain S.A. (France)	1,049	96,109
Containers & Packaging – 0.3%
Amcor PLC(e)	11,052	420,418
Diversified Industrials – 0.7%
Emerson Electric Co.	798	112,071
Honeywell International, Inc.	1,219	261,268
Siemens A.G. (Germany)(f)	2,205	655,241
		1,028,580
Electric Utilities – 3.3%
American Electric Power Co., Inc.	3,265	447,664
Dominion Energy, Inc.	4,492	289,734
Enel S.p.A. (Italy)	172,036	2,008,640
National Grid PLC (United Kingdom)	114,830	2,055,524
		4,801,562
Electrical Equipment – 0.6%
Johnson Controls International PLC	6,158	899,253
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Engineering & Construction – 0.0%(g)
Vinci S.A. (France)	417	$63,060
Food – 0.5%
Mondelez International, Inc., Class A	11,698	718,725
Gas & Water Utilities – 0.2%
NiSource, Inc.	5,223	252,166
Health Care Facilities & Services – 0.2%
CVS Health Corp.	3,140	261,531
Home & Office Products – 0.0%(g)
Midea Group Co. Ltd., Class H (China)	3,111	35,950
Household Products – 0.9%
Kenvue, Inc.	18,893	331,194
Kimberly-Clark Corp.(e)	2,630	258,871
Procter & Gamble (The) Co.	5,031	740,010
		1,330,075
Institutional Financial Services – 1.1%
CME Group, Inc.	2,112	607,876
Morgan Stanley	4,067	775,130
Northern Trust Corp.	1,425	237,034
		1,620,040
Insurance – 2.5%
MS&AD Insurance Group Holdings, Inc. (Japan)	51,932	1,335,384
NN Group N.V. (Netherlands)	20,540	1,797,945
Zurich Insurance Group A.G. (Switzerland)	725	505,485
		3,638,814
IT Services – 0.2%
International Business Machines Corp.	1,196	276,252
Leisure Facilities & Services – 0.6%
Allwyn A.G. (Greece)	18,734	267,542
McDonald’s Corp.	1,324	388,713
Starbucks Corp.	2,796	294,502
		950,757
Leisure Products – 0.2%
Hasbro, Inc.	3,045	291,833
Medical Equipment & Devices – 0.4%
Medtronic PLC	7,737	626,465
Metals & Mining – 1.6%
Rio Tinto Ltd. (Australia)	18,972	2,323,873
	Number of Shares	Value
Oil & Gas Supply Chain – 5.5%
Chevron Corp.	12,665	$2,448,271
Enbridge, Inc. (Canada)	31,863	1,767,261
Exxon Mobil Corp.	5,442	839,864
Gazprom PJSC (Russia)(h)(i)*	33,780	—
LUKOIL PJSC (Russia)(h)(i)*	1,232	—
ONEOK, Inc.	6,620	612,085
Petroleo Brasileiro S.A. - Petrobras (Brazil)	210,668	2,327,141
Rosneft Oil Co. PJSC (Russia)(h)(i)*	17,410	—
		7,994,622
Real Estate Investment Trusts – 3.1%
Crown Castle, Inc.	5,876	521,671
Federal Realty Investment Trust	4,265	472,988
Prologis Property Mexico S.A. de C.V. (Mexico)	265,339	1,215,166
Realty Income Corp.	4,011	257,667
Simon Property Group, Inc.	1,205	245,471
Ventas, Inc.	2,828	248,468
VICI Properties, Inc.	51,620	1,507,304
		4,468,735
Semiconductors – 1.5%
ASE Technology Holding Co. Ltd. (Taiwan)	78,770	1,234,693
MediaTek, Inc. (Taiwan)	631	52,677
QUALCOMM, Inc.	835	149,949
Texas Instruments, Inc.	2,683	754,138
		2,191,457
Technology Hardware – 0.8%
Cisco Systems, Inc.	2,774	253,821
NetApp, Inc.	949	105,121
Quanta Computer, Inc. (Taiwan)	85,000	847,524
		1,206,466
Telecommunications – 1.6%
Altice Financing S.A. (France)*	3,803	77,663
Softbank Corp. (Japan)	1,088,211	1,531,624
Verizon Communications, Inc.	15,878	762,620
		2,371,907
Tobacco & Cannabis – 1.8%
British American Tobacco PLC ADR (United Kingdom)	34,727	2,041,948
Philip Morris International, Inc.	3,646	601,845
		2,643,793
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Transportation & Logistics – 1.1%
Copa Holdings S.A., Class A (Panama)(e)	11,440	$1,323,379
Spirit Aviation Holdings, Inc.(e)*	8,659	12,123
United Parcel Service, Inc., Class B	2,109	229,459
		1,564,961
Transportation Equipment – 0.5%
Volvo AB, Class B (Sweden)	20,220	704,804
Wholesale - Consumer Staples – 0.2%
Sysco Corp.	3,015	225,251
Total Common Stocks (Cost $52,690,252)		63,899,186

	Par(a)
Corporate Bonds – 11.7%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
10.38%, 5/15/31(b)	$40,000	41,279
9.50%, 2/15/33(b)	180,000	180,143
		221,422
Aerospace & Defense – 0.2%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(b)	30,000	30,905
Axon Enterprise, Inc.,
6.13%, 3/15/30(b)	50,000	51,126
6.25%, 3/15/33(b)	100,000	102,616
TransDigm, Inc.,
4.63%, 1/15/29	50,000	49,338
6.13%, 7/31/34(b)	50,000	50,055
		284,040
Asset Management – 0.1%
Core Scientific Finance I LLC, 7.75%, 5/15/31(b)(d)	140,000	139,651
Automotive – 0.4%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)(e)	130,000	126,923
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l., 6.38%, 4/15/34(b)(e)	40,000	39,949
PM General Purchaser LLC, 9.50%, 10/01/28(b)(e)	460,000	428,660
		595,532
	Par(a)	Value
Banking – 0.3%
Citigroup, Inc., (5Y U.S. Treasury CMT + 3.00%), 6.63%, 2/15/31(j)(k)	$180,000	$182,206
JP Morgan Chase & Co., 6.10%, 7/01/31(c)(j)	70,000	70,210
Wells Fargo & Co., (5Y U.S. Treasury CMT + 2.34%), 6.13%, 6/15/31(j)(k)	120,000	120,416
		372,832
Biotechnology & Pharmaceuticals – 0.1%
1261229 B.C. Ltd., 10.00%, 4/15/32(b)	200,000	206,556
Cable & Satellite – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 2/01/33(b)	210,000	207,004
7.38%, 2/01/36(b)	120,000	117,643
CSC Holdings LLC,
11.75%, 1/31/29(b)	390,000	279,274
6.50%, 2/01/29(b)	400,000	249,019

Directv Financing LLC, 8.88%, 2/01/30(b)	70,000	71,293
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(b)	50,000	52,024
DISH Network Corp., 11.75%, 11/15/27(b)	160,000	165,168
EchoStar Corp., 10.75%, 11/30/29(h)	194,800	211,505
		1,352,930
Chemicals – 0.1%
ARC Falcon I, Inc./Arclin U.S.A. LLC/New Arclin U.S. Holding Corp., 9.75%, 3/01/33(b)	100,000	98,042
Celanese U.S. Holdings LLC, 7.00%, 2/15/31(e)	10,000	10,405
Qnity Electronics, Inc.,
5.75%, 8/15/32(b)	60,000	60,577
6.25%, 8/15/33(b)	50,000	51,156
		220,180
Commercial Support Services – 0.4%
CoreCivic, Inc.,
4.75%, 10/15/27	170,000	168,765
8.25%, 4/15/29	40,000	41,670

GEO Group (The), Inc., 10.25%, 4/15/31(e)	90,000	96,593
GFL Environmental Holdings U.S., Inc., 5.50%, 2/01/34(b)	40,000	39,347
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Support Services (Continued)

RR Donnelley & Sons Co., 9.50%, 8/01/29(b)(e)	$130,000	$134,177
TKC Holdings, Inc., 8.50%, 8/15/30(b)	50,000	51,180
		531,732
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 5.38%, 3/01/34(b)	50,000	49,293
Quikrete Holdings, Inc., 6.38%, 3/01/32(b)	70,000	71,105
		120,398
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	110,000	106,495
Upbound Group, Inc., 6.38%, 2/15/29(b)	60,000	59,291
		165,786
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
4.25%, 3/13/31	20,000	19,804
4.55%, 3/13/33(e)	20,000	19,757
4.88%, 3/13/36	30,000	29,560
5.65%, 3/13/46	20,000	19,724
5.80%, 3/13/56	20,000	19,685
5.95%, 3/13/66	90,000	88,770
		197,300
Electric Utilities – 0.4%
NRG Energy, Inc.,
5.75%, 1/15/34(b)	40,000	39,705
5.88%, 5/15/34(b)	10,000	9,964
6.25%, 11/01/34(b)(e)	60,000	60,698
6.00%, 1/15/36(b)	210,000	208,563
6.13%, 5/15/36(b)	10,000	9,962
Talen Energy Supply LLC,
6.38%, 5/01/33(b)(d)	90,000	90,117
6.50%, 2/01/36(b)	70,000	70,265
Vistra Operations Co. LLC,
4.38%, 5/01/29(b)(e)	30,000	29,478
6.88%, 4/15/32(b)	130,000	135,717
		654,469
Electrical Equipment – 0.2%
Alpha Generation LLC, 6.75%, 10/15/32(b)	120,000	122,904
Babcock & Wilcox Enterprises, Inc., 8.75%, 6/30/30(b)	120,000	119,758
WESCO Distribution, Inc., 5.50%, 4/15/34(b)	70,000	69,820
		312,482
	Par(a)	Value
Engineering & Construction – 0.1%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(b)	$50,000	$50,108
Tutor Perini Corp., 11.88%, 4/30/29(b)	120,000	130,829
		180,937
Entertainment Content – 0.2%
AMC Global Media, Inc., 10.50%, 7/15/32(b)	20,000	20,617
Discovery Global Holdings, Inc.,
4.28%, 3/15/32	58,000	52,532
5.05%, 3/15/42	110,000	78,488

Univision Communications, Inc., 8.88%, 4/15/33(b)	30,000	30,164
Versant Media Group, Inc., 7.25%, 1/30/31(b)	40,000	41,531
		223,332
Health Care Facilities & Services – 0.7%
Akumin, Inc., 9.75%, 8/31/31(b)	250,000	236,875
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(b)	180,000	177,093
6.13%, 4/01/30(b)	30,000	26,597
5.25%, 5/15/30(b)	100,000	94,424
9.75%, 1/15/34(b)	90,000	92,827

Claritev Corp., 6.75%, 3/31/31(b)(l)	101,289	67,357
LifePoint Health, Inc.,
9.88%, 8/15/30(b)	120,000	127,224
7.00%, 5/01/34(b)	20,000	19,501
MPH Acquisition Holdings LLC,
5.75%, 12/31/30(b)(e)	11,644	9,654
11.50%, 12/31/30(b)(l)	18,722	17,470

Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	60,000	62,366
TEAM Services Holding, Inc., 9.00%, 2/15/33(b)(e)	70,000	70,030
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	43,575
		1,044,993
Home Construction – 0.0%(g)
Dream Finders Homes, Inc., 6.88%, 9/15/30(b)	70,000	68,646
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)(e)	100,000	104,081
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Industrial Support Services – 0.3%
EquipmentShare.com, Inc.,
9.00%, 5/15/28(b)	$80,000	$82,940
8.63%, 5/15/32(b)	60,000	63,634
8.00%, 3/15/33(b)	70,000	73,408

Herc Holdings, Inc., 7.25%, 6/15/33(b)(e)	150,000	157,084
		377,066
Institutional Financial Services – 0.2%
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(b)	50,000	51,839
6.75%, 5/01/33(b)	100,000	102,731

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	50,000	51,697
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	20,000	21,003
		227,270
Insurance – 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)	20,000	19,363
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(b)	150,000	156,688
		176,051
Internet Media & Services – 0.5%
Alphabet, Inc.,
5.65%, 2/15/56	130,000	127,508
5.75%, 2/15/66	130,000	126,481
Getty Images, Inc.,
11.25%, 2/21/30(b)	30,000	26,801
10.50%, 11/15/30(b)	40,000	35,464
Meta Platforms, Inc.,
5.25%, 5/15/36	110,000	109,691
5.50%, 11/15/45	190,000	176,532
6.20%, 5/15/46	50,000	50,061
6.30%, 5/15/56	30,000	30,046
6.45%, 5/15/66	50,000	49,893
		732,477
Leisure Facilities & Services – 0.7%
Carnival Corp.,
5.13%, 5/01/29(b)	40,000	39,880
6.13%, 2/15/33(b)	70,000	71,026

Full House Resorts, Inc., 8.25%, 2/15/28(b)(e)	190,000	180,122
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(b)(e)	10,000	8,372
	Par(a)	Value
Leisure Facilities & Services (Continued)

Light & Wonder International, Inc., 6.25%, 10/01/33(b)	$60,000	$59,503
NCL Corp. Ltd., 6.75%, 2/01/32(b)	120,000	119,411
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)	90,000	91,554
Royal Caribbean Cruises Ltd., 5.38%, 1/15/36	90,000	88,426
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 1/15/32(b)(e)	30,000	30,500
Viking Cruises Ltd.,
7.00%, 2/15/29(b)	130,000	130,349
5.88%, 10/15/33(b)	80,000	80,203

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	50,000	52,920
		952,266
Medical Equipment & Devices – 0.1%
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 4/01/29(b)	150,000	153,393
Oil & Gas Supply Chain – 2.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 10/15/33(b)(e)	50,000	49,901
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(b)	50,000	52,303
Chord Energy Corp.,
6.00%, 10/01/30(b)	50,000	50,965
6.75%, 3/15/33(b)	170,000	176,897
Crescent Energy Finance LLC,
7.38%, 1/15/33(b)	160,000	163,752
8.38%, 1/15/34(b)	50,000	52,879

Granite Ridge Resources, Inc., 8.88%, 11/04/29(b)	130,000	124,800
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32(b)	50,000	52,138
6.63%, 1/15/34(b)	60,000	61,038

New Generation Gas Gathering LLC, 10.34%, 9/30/29(m)	189,189	196,767
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)	$80,000	$82,912
Occidental Petroleum Corp., 4.40%, 8/15/49	60,000	45,039
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	200,000	199,826
Permian Resources Operating LLC,
7.00%, 1/15/32(b)	150,000	156,033
6.25%, 2/01/33(b)	200,000	204,777

Range Resources Corp., 4.75%, 2/15/30(b)	90,000	88,304
Rockies Express Pipeline LLC,
7.50%, 7/15/38(b)	40,000	42,149
6.88%, 4/15/40(b)	80,000	80,791
Sunoco L.P.,
(5Y U.S. Treasury CMT + 4.23%), 7.88%, 9/18/30(b)(j)(k)	127,000	131,516
5.63%, 7/15/34(b)	150,000	147,983

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	50,000	50,265
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)(e)	210,000	187,147
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	50,000	54,568
(5Y U.S. Treasury CMT + 5.44%), 9.00%, 9/30/29(b)(e)(j)(k)	170,000	168,137
9.88%, 2/01/32(b)(e)	40,000	42,914
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(b)	10,000	10,313
6.50%, 6/15/34(b)	10,000	10,464
6.75%, 1/15/36(b)	240,000	255,130
		2,939,708
Oil, Gas Services & Equipment – 0.2%
Nabors Industries, Inc., 8.88%, 8/15/31(b)(e)	120,000	126,711
Noble Finance II LLC, 8.00%, 4/15/30(b)	70,000	72,805
WBI Operating LLC, 6.50%, 10/15/33(b)	60,000	60,645
		260,161
	Par(a)	Value
Publishing & Broadcasting – 0.2%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 6/01/29(b)	$160,000	$160,294
7.13%, 2/15/31(b)	50,000	51,981

Nexstar Media, Inc., 6.50%, 9/15/33(b)	50,000	50,385
		262,660
Real Estate Investment Trusts – 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30(b)	50,000	51,017
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	100,000	101,276
6.25%, 9/15/32(b)	120,000	120,526
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27(e)	90,000	87,750
4.63%, 8/01/29(e)	70,000	57,924
		418,493
Real Estate Owners & Developers – 0.1%
Five Point Operating Co. L.P., 8.00%, 10/01/30(b)	110,000	112,795
Real Estate Services – 0.0%(g)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	30,000	30,002
Retail - Discretionary – 0.2%
Gee Automotive Holdings LLC, 7.25%, 3/01/31(b)	70,000	70,927
Michaels (The) Cos., Inc., 11.00%, 3/15/34(b)	230,000	221,951
Petco Health & Wellness Co., Inc., 8.25%, 2/01/31(b)	50,000	50,494
		343,372
Semiconductors – 0.0%(g)
Intel Corp., 5.70%, 2/10/53	30,000	28,062
Software – 0.3%
Citrix Systems, Inc., 4.50%, 12/01/27	50,000	47,625
Cloud Software Group, Inc.,
9.00%, 9/30/29(b)	10,000	9,819
8.25%, 6/30/32(b)	50,000	47,502
6.63%, 8/15/33(b)	40,000	35,826
CoreWeave, Inc.,
9.25%, 6/01/30(b)(e)	40,000	40,504
9.75%, 10/01/31(b)(e)	80,000	80,463

Gen Digital, Inc., 6.25%, 4/01/33(b)	80,000	77,960
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software (Continued)
Oracle Corp.,
4.95%, 2/04/31	$90,000	$88,037
5.35%, 5/04/33	40,000	38,895
5.70%, 2/04/36	40,000	38,414
		505,045
Specialty Finance – 0.7%
Arbor Realty SR, Inc.,
8.50%, 12/15/28(b)(e)	170,000	168,432
7.88%, 7/15/30(b)(e)	50,000	47,232

Block, Inc., 6.00%, 8/15/33(b)	100,000	99,807
Fair Isaac Corp., 6.25%, 9/15/34(b)	50,000	49,217
FirstCash, Inc.,
4.63%, 9/01/28(b)	140,000	137,646
5.63%, 1/01/30(b)	50,000	49,759
LD Holdings Group LLC,
8.75%, 11/01/27(b)	30,000	28,106
6.13%, 4/01/28(b)	70,000	60,454

Midcap Financial Issuer Trust, (3M CME Term SOFR + 3.75%), 7.42%, 1/15/56(b)(c)	200,000	188,000
Rocket Cos, Inc.,
6.50%, 8/01/29(b)	10,000	10,187
6.13%, 8/01/30(b)	60,000	60,890

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	70,000	67,184
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	50,000	51,813
		1,018,727
Telecommunications – 0.6%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	110,000	118,237
Black Pearl Compute LLC, 6.13%, 2/15/31(b)	50,000	50,729
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(b)(e)	130,000	129,346
HUT 8 DC LLC, 6.19%, 11/15/42(b)	110,000	110,911
Level 3 Financing, Inc.,
6.88%, 6/30/33(b)	50,000	51,602
8.50%, 1/15/36(b)	60,000	64,261

Meridian Arc Holdco LLC, 6.25%, 4/30/31(b)	140,000	139,968
SV RNO Property Owner 1 LLC, 5.88%, 3/01/31(b)	110,000	107,926
		Par(a)	Value
Telecommunications (Continued)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
6.50%, 2/15/29(b)		$20,000	$19,650
8.63%, 6/15/32(b)		30,000	31,398

WULF Compute LLC, 7.75%, 10/15/30(b)		60,000	63,060
			887,088
Transportation & Logistics – 0.4%
American Airlines, Inc., 7.25%, 2/15/28(b)		40,000	40,537
American Airlines, Inc./Aadvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)		250,000	250,170
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)		200,000	194,294
United Airlines Holdings, Inc., 5.38%, 3/01/31(e)		40,000	39,424
			524,425
Transportation Equipment – 0.0%(g)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)		60,000	62,175
Wholesale - Discretionary – 0.1%
Mcclatchy Media Co. LLC, 11.00%, 12/01/31(b)(l)		121,536	138,399
Total Corporate Bonds (Cost $17,132,054)			17,146,934

Foreign Government Inflation-Linked Bonds – 0.0%(g)
Sovereign Government – 0.0%(g)
Uruguay Government International Bond, 3.40%, 5/16/45	UYU	60,000	1,713
Total Foreign Government Inflation-Linked Bonds (Cost $1,680)			1,713

Foreign Issuer Bonds – 4.7%
Angola – 0.4%
Angolan Government International Bond,
8.00%, 11/26/29(b)		280,000	285,896
8.75%, 4/14/32(b)		210,000	218,928
			504,824
Argentina – 0.1%
Provincia de Buenos Aires, 6.63%, 9/01/37(b)		177,880	137,046
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	$354,386
Canada – 0.4%
Bausch Health Cos., Inc., 6.25%, 2/15/29(b)		$10,000	7,356
Bombardier, Inc.,
7.00%, 6/01/32(b)		80,000	83,508
6.75%, 6/15/33(b)		10,000	10,427

Capstone Copper Corp., 6.75%, 3/31/33(b)		110,000	111,945
Empire Communities Corp., 9.75%, 5/01/29(b)		50,000	50,962
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)		110,000	110,431
TransAlta Corp., 6.50%, 3/15/40		30,000	30,030
Vermilion Energy, Inc., 7.25%, 2/15/33(b)(e)		100,000	101,437
Wrangler Holdco Corp., 6.63%, 4/01/32(b)		100,000	103,162
			609,258
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(b)		100,000	102,000
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36		150,000	155,426
France – 0.4%
Altice France S.A., 6.88%, 7/15/32(b)		640,245	629,783
Germany – 0.2%
ZF North America Capital, Inc.,
7.50%, 3/24/31(b)(e)		160,000	160,206
6.88%, 4/23/32(b)(e)		150,000	146,785
			306,991
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 6.50%, 9/24/33(b)		200,000	197,849
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y U.S. Treasury CMT + 2.72%), 6.95%, 3/10/55(k)		150,000	155,328
Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46		280,000	215,647
		Par(a)	Value
Italy – 0.3%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)		$400,000	$475,525
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(b)		300,000	315,052
Jamaica – 0.1%
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	66,973
Jordan – 0.2%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	236,724
Kuwait – 0.2%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	214,128
Mexico – 0.3%
Banco Mercantil del Norte S.A., (10Y U.S. Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(j)(k)		250,000	255,848
Mexico Government International Bond, 4.75%, 3/08/44		150,000	121,650
			377,498
Morocco – 0.1%
OCP S.A., 6.75%, 5/02/34(b)		200,000	210,035
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	176,238
Romania – 0.0%(g)
Romanian Government International Bond, 7.50%, 2/10/37(b)		60,000	63,990
Supranational – 0.1%
Inter-American Development Bank, 7.35%, 10/06/30	INR	15,000,000	156,211
Switzerland – 0.2%
UBS Group A.G., (5Y USD SOFR ICE IBA Swap Rate + 3.32%), 7.00%, 1/08/36(b)(j)(k)		220,000	223,282
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(b)		200,000	205,339
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
United Kingdom – 0.2%
Flutter Treasury DAC, 5.88%, 6/04/31(b)	$200,000	$199,252
Marks & Spencer PLC, 7.13%, 12/01/37(b)	100,000	108,504
		307,756
Zambia – 0.3%
First Quantum Minerals Ltd.,
7.25%, 2/15/34(b)	260,000	267,310
6.38%, 2/15/36(b)	230,000	226,106
		493,416
Total Foreign Issuer Bonds (Cost $6,769,524)		6,890,705

	Number of Shares
Master Limited Partnerships – 3.1%
Oil & Gas Supply Chain – 3.1%
Energy Transfer L.P.	89,284	1,802,644
Enterprise Products Partners L.P.	69,551	2,691,624
Total Master Limited Partnerships (Cost $3,686,927)		4,494,268

	Par(a)
Mortgage-Backed Securities – 5.6%
Commercial Mortgage-Backed Securities – 2.9%
BANK, Series 2024-BNK48, Class A5, 5.05%, 10/15/57	$190,000	190,716
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(b)	110,000	103,869
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 6.35%, 11/15/29(b)(c)	250,000	250,156
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 5.85%, 4/15/34(b)(c)	300,000	296,477
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 4.62%, 11/15/38(b)(c)	$144,844	$144,871
Series 2024-BI02, Class D, 7.71%, 8/13/41(b)(n)	100,000	93,669
Series 2025-COPT, Class A, (1M CME Term SOFR + 1.75%), 5.40%, 8/15/42(b)(c)	100,000	100,249
Series 2026-CSMO, Class D, (1M CME Term SOFR + 2.45%), 6.10%, 2/15/42(b)(c)	150,000	150,656
Series 2026-VLT9, Class E, (1M CME Term SOFR + 4.25%), 7.90%, 3/15/45(b)(c)	100,000	99,813

BX Trust, Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 5.71%, 9/15/34(b)(c)	194,875	194,814
BXMT Ltd., Series 2026-FL6, Class A, (1M CME Term SOFR + 1.45%), 5.11%, 8/19/43(b)(c)	100,000	99,885
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	246,725
Extended Stay America Trust, Series 2025-ESH, Class D, (1M CME Term SOFR + 2.60%), 6.25%, 10/15/42(b)(c)	96,313	96,705
GS Mortgage Securities Trust,
Series 2015-GC32, Class D, 3.35%, 7/10/48	2,921	2,855
Series 2017-GS6, Class A2, 3.16%, 5/10/50	184,774	182,997

HIH Trust, Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 9.09%, 10/15/41(b)(c)	183,076	183,476
KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 7.02%, 8/15/38(b)(c)	158,697	157,402
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 6.46%, 2/17/39(b)(c)	$150,000	$149,999
MF1 LLC,
Series 2025-FL17, Class A, (1M CME Term SOFR + 1.32%), 4.98%, 2/18/40(b)(c)	120,000	119,403
Series 2025-FL17, Class D, (1M CME Term SOFR + 2.74%), 6.40%, 2/18/40(b)(c)	100,000	99,628
Series 2026-FL21, Class A, (1M CME Term SOFR + 1.35%), 5.01%, 2/18/41(b)(c)	100,000	99,837

MLTI Trust, Series 2026-SF75, Class E, (1M CME Term SOFR + 3.25%), 6.90%, 3/15/31(b)(c)	110,000	109,280
Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.22%, 12/15/38(b)(c)	110,000	103,400
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(n)	90,000	95,713
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 8.95%, 3/15/39(b)(c)	200,000	199,728
RIDE, Series 2025-SHRE, Class D, 6.75%, 2/14/47(b)(n)	200,000	202,107
SFO Commercial Mortgage Trust, Series 2021-555, Class E, (1M CME Term SOFR + 3.01%, 2.90% Floor), 6.67%, 5/15/38(b)(c)	100,000	98,875
SLG Office Trust, Series 2026-OMA, Class A, 4.97%, 4/15/41(b)(n)	100,000	100,361
SMRT, Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 7.01%, 1/15/39(b)(c)	210,000	205,800
		4,179,466
	Par(a)	Value
Federal Home Loan Mortgage Corporation – 0.3%
MSCR Trust, Series 2025-MN12, Class M2, (30D Average SOFR + 2.75%), 6.40%, 11/25/45(b)(c)	$110,000	$109,547
Pool,
2.00%, 9/01/41 - 5/01/51	271,846	227,532
4.00%, 6/01/52	76,052	71,506
		408,585
Federal National Mortgage Association – 0.4%
Pool,
3.50%, 1/01/50	77,779	71,612
2.50%, 5/01/51 - 1/01/52	207,546	175,751
3.00%, 5/01/52	156,350	137,029
4.50%, 7/01/52	99,830	97,011
5.50%, 11/01/55	100,000	100,618
		582,021
Government National Mortgage Association II – 0.0%(g)
Pool, 5.50%, 5/20/53	72,619	73,965
Whole Loan – 2.0%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.13%, 1/25/67(b)(n)	119,191	110,732
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(n)	128,345	126,410
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(n)	90,878	90,399
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	113,598	112,448
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(b)(o)	93,065	93,855
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(n)	165,774	162,607
Series 2024-1, Class M1, 6.59%, 2/25/69(b)	160,000	160,808
Series 2025-11, Class A3, (Step to 6.41% on 1/25/30), 5.41%, 11/25/70(b)(o)	94,500	94,267

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	143,252	129,258
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)

FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	$130,000	$121,057
FHLMC STACR REMIC Trust, Series 2026-DNA2, Class B1, (30D Average SOFR + 2.10%), 5.75%, 3/25/46(b)(c)	100,000	100,635
FNMA Connecticut Avenue Securities,
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%), 7.25%, 7/25/42(b)(c)	200,000	205,839
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%), 6.35%, 1/25/44(b)(c)	200,000	205,246

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	162,702	150,338
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(n)	175,243	165,447
OBX Trust, Series 2024-NQM3, Class M1, 6.85%, 12/25/63(b)	200,000	200,995
Redwood Funding Trust, Series 2026-2, Class A, 6.26%, 11/27/56(b)(d)	140,000	140,000
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(n)	188,219	177,893
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(o)	42,274	42,530
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(b)(o)	87,271	87,456
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(b)(o)	$69,522	$70,183
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(b)(o)	106,529	107,517
		2,855,920
Total Mortgage-Backed Securities (Cost $8,109,660)		8,099,957

Term Loans – 4.5%(c)
Aerospace & Defense – 0.0%(g)
TransDigm, Inc., Tranche N Term Loan, (1M USD CME Term SOFR + 2.50%), 6.15%, 2/13/33	40,000	40,058
Apparel & Textile Products – 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1M USD CME Term SOFR + 2.25%), 5.90%, 2/13/32	93,270	93,367
Asset Management – 0.1%
Edelman Financial Center LLC, The 2026 Refinancing Term Loan, 12/01/31(p)	40,000	40,000
First Eagle Holdings, Inc., Delayed Draw Term Loan, 8/16/32(p)(q)	13,125	13,083
First Eagle Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.20%, 8/16/32	76,683	76,438
Focus Financial Partners LLC, Tranche C Term Loan, (1M USD CME Term SOFR + 2.50%), 6.15%, 9/15/31	9,875	9,793
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1M USD CME Term SOFR + 4.00%), 7.65%, 7/31/31	39,800	38,984
		178,298
Automotive – 0.0%(g)
First Brands Group LLC, 2021 Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.78%, 3/30/27	4,655	4
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Automotive (Continued)
First Brands Group LLC, 2022-II Incremental Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.78%, 3/30/27	$45,667	$39
First Brands Group LLC, DIP Term Loan, (1M USD CME Term SOFR + 10.00%, 1.00% Floor), 13.66%, 6/29/26	22,231	5,224
First Brands Group LLC, Roll-Up Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.66%, 6/29/26	64,389	59
		5,326
Beverages – 0.0%(g)
Celsius, Inc., 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.25%), 5.95%, 4/01/32	69,650	69,911
Biotechnology & Pharmaceuticals – 0.0%(g)
1261229 B.C. Ltd., Initial Term Loan, (1M USD CME Term SOFR + 6.25%), 9.90%, 10/08/30	39,700	38,598
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 6.97%, 3/31/31	100,000	93,229
Chemicals – 0.2%
A-AP Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 2.75%), 6.41%, 9/09/31	59,250	59,423
ARC Falcon I, Inc., Initial Term B Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 8.16%, 4/01/33	60,000	56,040
ARC Falcon I, Inc., Tranche B Term Loan, 3/02/33(p)	60,000	55,272
Hexion, Inc., 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 7.65%, 3/15/29	63,425	61,396
Natgasoline LLC, 2025 Term Loan, (3M USD CME Term SOFR + 5.50%), 9.17%, 3/29/30	39,000	39,227
		271,358
	Par(a)	Value
Commercial Support Services – 0.1%
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.00%), 5.66%, 10/13/30	$79,404	$79,454
Pye-Barker Fire & Safety LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 2.50%), 6.16%, 12/16/32	43,500	43,660
Pye-Barker Fire & Safety LLC, Initial Delayed Draw Term Loan,
(3M USD CME Term SOFR + 2.50%), 6.16%, 12/16/32	1,020	1,024
12/16/32(p)(q)	6,500	6,524

VT Topco, Inc., Second Amendment Term Loan, 8/09/30(p)	9,975	9,809
		140,471
Communications – 0.0%(g)
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.27%, 1/31/29	19,650	19,527
Construction Materials – 0.0%(g)
HP PHRG Borrower LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 4.00%), 7.70%, 2/20/32	59,550	59,141
Consumer Cyclical – 0.1%
Spencer Spirit IH LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 7.65%, 7/15/31	117,605	117,605
Consumer Services – 0.0%(g)
WW International, Inc., Initial Term Loan, (3M USD CME Term SOFR + 6.80%), 10.51%, 6/24/30	90,000	58,300
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Containers & Packaging – 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 6.90%, 4/01/32	$29,925	$27,677
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1M USD CME Term SOFR + 3.18%, 0.50% Floor), 6.83%, 4/13/29	50,000	47,585
		75,262
Electric Utilities – 0.0%(g)
Talen Energy Supply LLC, 2025-1 Incremental Term B Loan, (1M USD CME Term SOFR + 2.00%), 5.65%, 11/25/32	39,900	39,925
Engineering & Construction – 0.0%(g)
Osmose Utilities Services, Inc., Initial Term Loan,
(1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.02%, 6/23/28	39,791	39,630
6/23/28(p)	29,922	29,800
		69,430
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.35%, 2/10/27	75,839	49,295
Oak-Eagle Acquireco, Inc., Term Loan B-1, 3/24/33(p)	30,000	30,008
		79,303
Health Care Facilities & Services – 0.5%
Aveanna Healthcare LLC, 2025 Incremental Term Loan, (1M USD CME Term SOFR + 3.75%), 7.40%, 9/17/32	79,600	79,739
Gainwell Acquisition Corp., Term Loan B, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 7.80%, 10/01/27	69,816	68,536
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%), 7.42%, 5/17/31	93,267	92,821
	Par(a)	Value
Health Care Facilities & Services (Continued)
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.18%, 5/17/31	$39,401	$39,130
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.41%, 12/31/30	14,691	14,662
MPH Acquisition Holdings LLC, Second Out Term Loan, (3M USD CME Term SOFR + 4.60%, 0.50% Floor), 8.26%, 12/31/30	121,791	108,655
Sonrava Health Holdings LLC, Second Out Tranche A Term Loan(p)	329,575	12,359
Sotera Health Holdings LLC, 2025 Refinancing Term Loan, (1M USD CME Term SOFR + 2.50%), 6.15%, 5/30/31	187,619	188,167
Team Services Holding, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.25%), 8.95%, 3/31/33	70,000	67,521
		671,590
Institutional Financial Services – 0.2%
Ascensus Group Holdings, Inc., Amendment No. 4 Replacement Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.65%, 11/25/32	110,000	108,983
Contingent Roll-Up Term Loan(p)	45,800	458
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (3M USD CME Term SOFR + 2.00%), 5.67%, 12/15/31	93,228	93,053
VFH Parent LLC, Term B-2 Loan, (1M USD CME Term SOFR + 2.50%), 6.15%, 6/21/31	148,500	148,871
		351,365
Insurance – 0.2%
AmWINS Group, Inc., 2026 Refinancing Term Loan, (1M USD CME Term SOFR + 2.00%, 0.75% Floor), 5.65%, 1/30/32	93,267	93,147
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Insurance (Continued)
Asurion LLC, New Term B-14 Term Loan, (3M USD CME Term SOFR + 3.75%), 7.41%, 2/23/33	$40,000	$39,317
Broadstreet Partners Group LLC, 2025 Tranche B Term Loan, (1M USD CME Term SOFR + 2.50%), 6.15%, 6/13/31	39,910	39,634
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (1M USD CME Term SOFR + 2.50%), 6.15%, 7/31/31	92,443	91,724
		263,822
Internet Media & Services – 0.1%
Diamond Sports Net LLC, Term Loan, (3M USD FIXED + 12.00%), 12.00%, 1/02/28	52,712	9,488
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 7.90%, 5/03/28	99,195	91,169
MH Sub I LLC (Micro Holding Corp.), 2024 December New Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 7.90%, 12/31/31	67,144	52,540
		153,197
IT Services – 0.1%
Nielsen Consumer, Inc., Thirteenth Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 5.90%, 10/31/30	88,829	88,718
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.65%, 11/20/28	76,079	74,177
		162,895
Leisure Facilities & Services – 0.3%
Allwyn International AG, Facility B-2, (3M USD CME Term SOFR + 2.00%), 5.67%, 6/02/31	38,090	37,185
	Par(a)	Value
Leisure Facilities & Services (Continued)
Catawba Nation Gaming Authority, Initial Term B Loan, (3M USD CME Term SOFR + 4.75%), 8.41%, 3/29/32	$70,000	$70,272
Endeavor Group Holdings, Inc., Term Loan B, (1M USD CME Term SOFR + 2.75%), 6.40%, 3/24/32	99,250	99,473
Kingpin Intermediate Holdings LLC, Amendment No. 15 Term Loan, (1M USD CME Term SOFR + 3.25%), 6.90%, 9/22/32	149,625	130,174
Peninsula Pacific Entertainment Development LLC, Closing Date Term B Facility Loan, (3M USD CME Term SOFR + 4.75%), 8.45%, 10/01/32	100,407	99,737
		436,841
Machinery – 0.1%
Dynamo Midco B.V., Facility B-1, (1M USD CME Term SOFR + 3.25%), 6.91%, 9/30/31	137,908	121,934
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, (6M USD CME Term SOFR + 2.75%, 0.50% Floor), 6.38%, 11/08/32	49,877	49,996
		171,930
Medical Equipment & Devices – 0.1%
Hologic, Inc., USD Initial Term B Loan, (3M USD CME Term SOFR + 2.25%), 5.92%, 4/07/33	90,000	89,494
Medline Borrower L.P., 2028 Refinancing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.40%, 10/23/28	17,138	17,195
		106,689
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Publishing & Broadcasting – 0.1%
Learfield Communications LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.50%), 8.15%, 6/30/28	$7,973	$7,989
Nexstar Media, Inc., Term B-7 Loan, (1M USD CME Term SOFR + 2.75%), 6.40%, 3/18/33	70,000	69,891
		77,880
Retail - Discretionary – 0.4%
Harbor Freight Tools U.S.A., Inc., Replacement Term Loan, (1M USD CME Term SOFR + 2.25%), 5.90%, 6/11/31	93,028	92,883
Michaels (The) Cos., Inc., Term Loan B, (3M USD CME Term SOFR + 5.00%), 8.67%, 3/15/33	100,000	98,854
Peer Holding III B.V., Additional Facility 3, (3M USD CME Term SOFR + 2.25%), 5.95%, 10/14/32	30,000	29,992
Peer Holding III B.V., Facility B-4B, (3M USD CME Term SOFR + 2.50%), 6.20%, 10/28/30	93,260	93,447
Peer Holding III B.V., Facility B-5B, (3M USD CME Term SOFR + 2.50%), 6.20%, 7/01/31	88,875	89,030
Petco Health and Wellness Company, Inc., 2026 Term Loan, (3M USD CME Term SOFR + 4.25%), 7.95%, 2/03/31	80,000	79,380
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 7.95%, 8/31/28	76,211	74,592
		558,178
Software – 0.7%
athenahealth Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 6.40%, 2/15/29	39,899	39,721
Calabrio, Inc., First Out Term Loan, (3M USD CME Term SOFR + 4.00%), 7.67%, 11/26/32	30,000	23,306
	Par(a)	Value
Software (Continued)
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, (3M USD CME Term SOFR + 3.25%), 6.95%, 3/21/31	$69,824	$64,512
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.50%, 10/08/28	88,357	79,025
Cotiviti, Inc., Amendment No. 2 Term Loan, (1M USD CME Term SOFR + 2.75%), 6.41%, 3/26/32	119,100	109,061
Dayforce Bidco LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 6.66%, 2/04/33	120,000	113,070
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 10.65%, 2/19/29	94,212	73,328
Gen Digital, Inc., Tranche B-1 Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.40%, 9/12/29	59,764	58,777
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%), 7.91%, 7/01/31	93,031	84,013
Opal U.S. LLC, Facility B-4, (3M USD CME Term SOFR + 3.00%), 6.70%, 4/28/32	169,150	169,784
Relativity Intermediate HoldCo LLC, Term Loan, (1M USD CME Term SOFR + 2.75%), 6.40%, 1/30/33	20,000	19,850
Starlight Parent LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 7.67%, 4/16/32	117,176	99,306
UKG, Inc., 2024 Refinancing Term Loan,
(3M USD CME Term SOFR + 2.50%), 6.16%, 2/10/31	39,900	38,469
2/10/31(p)	29,925	28,851
		1,001,073
Specialty Finance – 0.6%
Blackhawk Network Holdings, Inc., Term B-3 Loan, (1M USD CME Term SOFR + 3.50%, 1.00% Floor), 7.15%, 3/12/29	98,259	97,189
CFC Bidco 2022 Ltd., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.18%, 7/01/32	109,725	105,610
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Specialty Finance (Continued)
Evertec Group LLC, Incremental Term B Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 5.90%, 10/30/30	$92,000	$92,345
KREF Holdings X LLC, 2025 Replacement Term Loan, (1M USD CME Term SOFR + 2.50%), 6.17%, 3/05/32	128,777	125,156
Starwood Property Mortgage LLC, 2025 Repricing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.40%, 11/18/27	46,635	46,540
Starwood Property Mortgage LLC, Incremental Term B-2 Loan, (1M USD CME Term SOFR + 2.25%), 5.90%, 9/24/32	49,750	49,890
VCI Asset Holdings 1 LLC, Term Loan, (3M USD FIXED + 10.00%), 10.00%, 11/20/30	110,000	116,978
VCI Asset Holdings 2 LLC, Term Loan,
2/01/31(p)	110,000	109,575
(3M USD FIXED + 7.38%), 7.38%, 2/18/31	110,000	113,300

VCI Asset Holdings 3 LLC, Term Loan, (3M USD CME Term SOFR + 6.88%), 10.54%, 4/03/31	50,000	50,000
		906,583
Telecommunications – 0.1%
QualityTech L.P., Term Loan, (1M USD CME Term SOFR + 3.50%), 7.16%, 11/04/31	138,600	138,773
Transportation & Logistics – 0.1%
Spirit Airlines LLC, DIP Roll-Up Term Loan, (6M USD FIXED + 0.00%), 0.00%, 7/14/26	120,215	42,075
Spirit Airlines LLC, Initial Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.67%, 7/14/26	19,549	18,571
	Par(a)	Value
Transportation & Logistics (Continued)
Spirit Airlines LLC, Second Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.67%, 7/14/26	$4,848	$4,606
Spirit Airlines LLC, Third Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.67%, 7/14/26	9,575	9,097
		74,349
Total Term Loans (Cost $7,243,506)		6,524,274

	Number of Shares
Warrants – 0.1%
Transportation & Logistics – 0.1%
Spirit Airlines LLC*	6,153	86,142
Total Warrants (Cost $74,903)		86,142

Investment Companies – 19.4%
Schwab U.S. REIT ETF	130,569	3,057,926
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	5,680	520,515
Vanguard Intermediate-Term Treasury ETF	75,268	4,462,640
Vanguard Long-Term Treasury ETF(e)	188,905	10,346,327
Vanguard Total International Bond ETF	207,488	9,969,798
Total Investment Companies (Cost $28,556,113)		28,357,206

	Par(a)/Number of Shares
Short-Term Investments – 6.1%
Corporate Bonds – 0.2%
DISH DBS Corp., 5.25%, 12/01/26(b)	80,000	79,239

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 8.02%, 5/31/26(c)(j)	130,000	129,940

Viasat, Inc., 5.63%, 4/15/27(b)	50,000	49,880
		259,059
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)/Number of Shares	Value
Money Market Funds – 5.9%
Northern Institutional Funds - Liquid Assets Portfolio, 3.68%(r)(s)	2,239,833	$2,239,833

Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(r)	6,432,706	6,432,706
		8,672,539
Total Short-Term Investments (Cost $8,913,277)		8,931,598
Total Investments – 101.6% (Cost $137,177,739)		148,233,279
Total Written Options — (0.0)%(g) (Premiums Received $880)		(332)
Liabilities less Other Assets – (1.6)%(t)		(2,306,044)
NET ASSETS – 100.0%		$145,927,235

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $30,095,670 or 20.62% of net assets.

(c)	Variable or floating rate security. Rate as of April 30, 2026 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at April 30, 2026.
(e)	Security either partially or fully on loan. (See Note 6.)
(f)	Security sold outside United States without registration under the Securities Act of 1933.
(g)	Amount rounds to less than 0.05%.
(h)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At April 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $211,505 or 0.14% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
EchoStar Corp., 10.75%, 11/30/29	11/07/2024	$191,921
Gazprom PJSC	9/10/21-12/29/21	154,528
LUKOIL PJSC, 340.00%	9/10/21-12/29/21	107,724
Rosneft Oil Co. PJSC, 41.66%	9/10/21-12/29/21	135,918

(i)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2026 is disclosed.
(l)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(m)	Investment is valued using significant unobservable inputs (Level 3).
(n)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2026 is disclosed.

(o)	Step coupon bond. Rate as of April 30, 2026 is disclosed.
(p)	Position is unsettled. Contract rate was not determined at April 30, 2026 and does not take effect until settlement date.
(q)	Unfunded loan commitment. As of April 30, 2026, total value of unfunded loan commitment is $19,607.
(r)	7-day current yield as of April 30, 2026 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
(s)	Security purchased with cash collateral received in connection with securities on loan. (See Note 6.)
(t)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AG	Assured Guaranty
AUD	Australian Dollar
BRL	Brazilian Real
CDX	Credit Default Swap Index
CETIP	Câmara de Custódia e Liquidação
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CR	Custodial Receipts
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
IBA	ICE Benchmark Administration
ICE	Intercontinental Exchange
INR	Indian Rupee
JMD	Jamaican Dollar
L.P.	Limited Partnership
LLC	Limited Liability Company
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipt
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
Futures Contracts outstanding at April 30, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	2	6/08/2026	EUR	294,258	$(5,872)
10-Year Australian Treasury Bond	8	6/15/2026	AUD	616,640	(3,129)
10-Year U.S. Treasury Note	3	6/18/2026	USD	331,781	(4,453)
U.S. Treasury Long Bond	14	6/18/2026	USD	1,579,813	(62,906)
Long Gilt	2	6/26/2026	GBP	235,655	(16,149)
2-Year U.S. Treasury Note	11	6/30/2026	USD	2,278,375	176
5-Year U.S. Treasury Note	58	6/30/2026	USD	6,254,484	(77,536)
CME 3-Month SOFR	9	9/15/2026	USD	2,167,762	225
3-Month SONIA SO3	15	3/16/2027	GBP	4,877,779	(19,691)
Total Long Contracts					$(189,335)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(6)	6/18/2026	USD	677,156	$4,312
					$(185,023)

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

7/16/26	Australian Dollars	268,050	U.S. Dollars	185,674	Citibank	$7,015
7/16/26	Japanese Yen	47,104,000	U.S. Dollars	296,849	JPMorgan Chase	6,002
7/16/26	U.S. Dollars	176,017	Indian Rupees	16,614,251	Citibank	2,584
7/16/26	U.S. Dollars	77,002	Euro	65,055	JPMorgan Chase	383
7/16/26	U.S. Dollars	25,500	Euro	21,536	BNP Paribas	135
7/16/26	Euro	3,653	U.S. Dollars	4,245	JPMorgan Chase	57
7/16/26	U.S. Dollars	65,467	Australian Dollars	91,000	Citibank	51
Total Unrealized Appreciation						$16,227

5/21/26	Australian Dollars	74,000	U.S. Dollars	53,369	JPMorgan Chase	$(113)
7/16/26	U.S. Dollars	81,140	Mexican Pesos	1,453,355	Morgan Stanley	(1,510)
7/16/26	U.S. Dollars	147,799	Japanese Yen	23,234,000	JPMorgan Chase	(1,581)
7/16/26	U.S. Dollars	151,828	Japanese Yen	23,870,000	BNP Paribas	(1,642)
7/16/26	U.S. Dollars	155,729	British Pounds	117,642	JPMorgan Chase	(4,309)
6/02/26	U.S. Dollars	285,389	Brazilian Reals	1,508,080	JPMorgan Chase	(16,522)
Total Unrealized Depreciation						$(25,677)
Net Unrealized Depreciation						$(9,450)

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
Written Call Option Contracts outstanding at April 30, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
U.S. Dollar vs. Australian Dollar	JPMorgan Chase	1	AUD	302,041	USD	0.74	5/20/2026	$(332)
Total Written OTC Call Options Contracts (Premiums Received $880)								$(332)

Interest Rate Swap Contracts outstanding at April 30, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.90% (Monthly)	11/16/2029	MXN	20,240,000	$46,106	$—	$46,106
1-Day MXN TIIE Funding Rate (Monthly)	8.89% (Monthly)	11/10/2034	MXN	3,550,000	9,110	—	9,110
Total					$55,216	$—	$55,216

Interest Rate Swap Contracts outstanding at April 30, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	3,493,323	$(119,319)	$—	$(119,319)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.30% (At Maturity)	JPMorgan Chase	1/02/2031	BRL	1,441,860	(4,451)	—	(4,451)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.25% (At Maturity)	JPMorgan Chase	1/02/2031	BRL	887,813	(3,167)	—	(3,167)
Total						$(126,937)	$—	$(126,937)
Credit Default Swap Contracts outstanding - Buy Protection as of April 30, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MGM Resorts International, 4.75%, Due: 10/15/2028 (Pay Quarterly)	5.00%	6/20/2030	USD	75,000	$(10,372)	$(8,398)	$(1,974)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 46 (Pay Quarterly)	5.00%	6/20/2031	USD	211,700	$(16,291)	$(8,207)	$(8,084)
Total					$(26,663)	$(16,605)	$(10,058)

Credit Default Swap Contracts outstanding - Sell Protection as of April 30, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment, Inc., 4.63%, Due: 10/15/2029 (Pay Quarterly)	2.97%	5.00%	6/20/2030	USD	75,000	$5,958	$6,868	$(910)
Total						$5,958	$6,868	$(910)

Total Return Swap Contracts outstanding as of April 30, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (At Maturity)	Western Asset Management Emerging Markets Frontier Custom Basket	7/09/2026	JPMorgan Chase	USD	505,790	$17,802	$—	$17,802
Total						$17,802	$—	$17,802
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$3,801,296	$—	$3,801,296
Common Stocks	42,161,020	21,738,166	— *	63,899,186
Corporate Bonds	—	16,950,167	196,767	17,146,934
Foreign Government Inflation-Linked Bonds	—	1,713	—	1,713
Foreign Issuer Bonds	—	6,890,705	—	6,890,705
Master Limited Partnerships	4,494,268	—	—	4,494,268
Mortgage-Backed Securities	—	8,099,957	—	8,099,957
Term Loans	—	6,524,274	—	6,524,274
Warrants	—	86,142	—	86,142
Investment Companies	28,357,206	—	—	28,357,206
Short-Term Investments	8,672,539	259,059	—	8,931,598
Total Investments	$83,685,033	$64,351,479	$196,767 *	$148,233,279

*Includes securities determined to have no value as of April 30, 2026.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$4,713	$—	$—	$4,713
Forward Foreign Currency Exchange Contracts	—	16,227	—	16,227
Swap Contracts	—	73,018	—	73,018
Total Assets - Derivative Financial Instruments	$4,713	$89,245	$—	$93,958
Liabilities:
Futures Contracts	$(189,736)	$—	$—	$(189,736)
Forward Foreign Currency Exchange Contracts	—	(25,677)	—	(25,677)
Written Options	—	(332)	—	(332)
Swap Contracts	—	(137,905)	—	(137,905)
Total Liabilities - Derivative Financial Instruments	$(189,736)	$(163,914)	$—	$(353,650)
Net Derivative Financial Instruments	$(185,023)	$(74,669)	$—	$(259,692)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar Total Return Bond Fund

	Par(a)	Value
Long Positions – 113.7%
Asset-Backed Securities – 10.3%
Commercial Support Services – 0.0%(b)
DB Master Finance LLC, Series 2025-1A, Class A2II, 5.17%, 8/20/55(c)	$149,625	$147,389
Consumer Services – 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-2A, Class A, 5.12%, 8/20/31(c)	1,000,000	1,013,608
Series 2025-2A, Class B, 5.51%, 8/20/31(c)	600,000	608,086
		1,621,694
Leisure Facilities & Services – 0.1%
Five Guys Holdings, Inc., Series 2023-1A, Class A2, 7.55%, 1/26/54(c)	295,500	300,587
Other – 9.9%
1988 CLO 3 Ltd., Series 2023-3A, Class A1R, (3M CME Term SOFR + 1.25%), 4.92%, 10/15/38(c)(d)	250,000	249,877
A10 Issuer LLC, Series 2025-FL6, Class AS, (1M CME Term SOFR + 1.89%), 5.54%, 5/15/42(c)(d)	300,000	299,843
AASET, Series 2025-1A, Class A, 5.94%, 2/16/50(c)	246,474	248,525
AASET MT-1 Ltd., Series 2025-2A, Class A, 5.52%, 2/16/50(c)	517,344	515,592
ACREC LLC, Series 2026-FL4, Class B, (1M CME Term SOFR + 1.80%), 5.46%, 1/18/43(c)(d)	250,000	249,398
Affirm Master Trust, Series 2026-1A, Class A, 4.37%, 2/15/34(c)	133,000	132,349
AGL CLO 42 Ltd.,
Series 2025-42A, Class B, (3M CME Term SOFR + 1.65%), 5.31%, 7/22/38(c)(d)	2,800,000	2,813,208
Series 2025-42A, Class C, (3M CME Term SOFR + 1.80%), 5.46%, 7/22/38(c)(d)	350,000	350,464

AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3M CME Term SOFR + 1.24%), 4.90%, 1/20/38(c)(d)	250,000	250,380
Aimco CLO 27 Ltd., Series 2026-27A, Class A1, (3M CME Term SOFR + 1.14%), 4.82%, 4/20/39(c)(d)	500,000	499,714
		Par(a)	Value
Other (Continued)

ALTDE Trust, Series 2026-1A, Class A, 5.52%, 3/31/51(c)(e)		$500,000	$499,995
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.02%, 8/20/42(c)(d)		180,000	179,755
Ares Direct Lending CLO 6 LLC,
Series 2025-2A, Class A1, (3M CME Term SOFR + 1.45%), 5.13%, 10/16/37(c)(d)		400,000	399,858
Series 2025-2A, Class B, (3M CME Term SOFR + 1.80%), 5.48%, 10/16/37(c)(d)		750,000	748,268

Ares Direct Lending CLO 7 LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 1.85%), 5.53%, 1/20/38(c)(d)		250,000	249,442
Ares Loan Funding VIII Ltd., Series 2024-ALF8, Class A1, (3M CME Term SOFR + 1.25%), 4.92%, 1/24/38(c)(d)		250,000	250,412
Balboa Bay Loan Funding Ltd., Series 2023-2A, Class A1R, (3M CME Term SOFR + 1.15%), 4.83%, 10/20/36(c)(d)		250,000	249,706
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3, (3M CME Term SOFR + 1.24%), 4.91%, 10/25/38(c)(d)		250,000	250,472
BARC, Series 2026-CES1, Class A1A, (Step to 5.85% on 3/25/30), 4.85%, 1/25/56(c)(f)		227,395	225,186
Basswood Park CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.03%), 4.71%, 4/20/34(c)(d)		500,000	500,139
Bbva Consumer Fondo de Titulizacion, Series 2026-1, Class F, (3M Euribor + 5.10%), 7.11%, 5/20/39(d)	EUR	100,000	117,041
BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, (3M CME Term SOFR + 1.45%), 5.12%, 7/15/36(c)(d)		1,650,000	1,649,410
BCRED CLO LLC, Series 2026-1A, Class B, (3M CME Term SOFR + 1.70%), 5.35%, 4/24/39(c)(d)		300,000	299,219
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

BDS LLC, Series 2025-FL15, Class AS, (1M CME Term SOFR + 1.65%), 5.31%, 3/19/43(c)(d)	$850,000	$849,005
Blackstone Strategic Capital Holdings II, 5.92%, 12/31/33(g)	700,000	700,000
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, 11/20/54(c)	1,000,000	1,007,206
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3M CME Term SOFR + 1.85%, 1.85% Floor), 5.52%, 10/25/30(c)(d)	250,000	250,798
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class BR, (3M CME Term SOFR + 1.70%), 5.38%, 10/20/38(c)(d)	250,000	250,827
BSPRT Issuer LLC, Series 2025-FL12, Class B, (1M CME Term SOFR + 1.95%), 5.62%, 1/17/43(c)(d)	150,000	150,117
BXMT Ltd., Series 2025-FL5, Class A, (1M CME Term SOFR + 1.64%), 5.30%, 10/18/42(c)(d)	116,000	116,371
Canyon Capital CLO Ltd., Series 2019-2A, Class AR2, (3M CME Term SOFR + 1.01%), 4.68%, 10/15/34(c)(d)	250,000	249,885
Capital Automotive REIT, Series 2026-1A, Class A2, 5.07%, 2/15/56(c)	648,646	626,806
CARS-DB4 L.P., Series 2020-1A, Class A6, 3.81%, 2/15/50(c)	243,906	229,255
Castlelake Aircraft Structured Trust,
Series 2025-2A, Class A, 5.47%, 8/15/50(c)	1,611,706	1,610,612
Series 2025-3A, Class A, 5.09%, 11/15/50(c)	531,953	524,714
Series 2026-1A, Class A, 5.07%, 3/15/51(c)	248,268	243,536
Series 2026-2A, Class A, 5.33%, 4/15/51(c)(e)	400,000	399,796
Cerberus Loan Funding 50 LLC,
Series 2025-1A, Class A, (3M CME Term SOFR + 1.65%), 5.32%, 7/15/37(c)(d)	800,000	799,878
Series 2025-1A, Class B, (3M CME Term SOFR + 1.95%), 5.62%, 7/15/37(c)(d)	800,000	800,161
	Par(a)	Value
Other (Continued)
Cerberus Loan Funding 51 LLC,
Series 2025-2A, Class A, (3M CME Term SOFR + 1.52%), 5.19%, 10/15/37(c)(d)	$500,000	$498,247
Series 2025-2B, Class B, (3M CME Term SOFR + 1.85%), 5.52%, 10/15/37(c)(d)	500,000	499,972

Cerberus Loan Funding 52 LLC, Series 2025-3A, Class A, (3M CME Term SOFR + 1.52%), 5.19%, 10/15/37(c)(d)	400,000	398,801
Cerberus Loan Funding 53 LLC, Series 2025-4A, Class C, (3M CME Term SOFR + 2.00%), 5.67%, 1/15/38(c)(d)	250,000	246,709
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, (3M CME Term SOFR + 1.60%), 5.26%, 3/22/35(c)(d)(e)	450,000	450,000
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 7.52%, 7/25/37(d)	500,000	494,829
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 6/20/50(c)	782,354	783,783
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, 5/25/50(c)	1,000,000	1,003,339
Compass Datacenters Issuer III LLC,
Series 2026-1A, Class A21, 4.90%, 2/25/56(c)	109,000	107,975
Series 2026-1A, Class A22, 5.29%, 2/25/56(c)	66,000	65,611
Series 2026-1A, Class A23, 5.44%, 2/25/56(c)	66,000	65,412

Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3M CME Term SOFR + 1.26%), 4.94%, 2/28/38(c)(d)	250,000	250,505
CWABS Asset-Backed Certificates Trust, Series 2006-14, Class M1, (1M CME Term SOFR + 0.55%, 0.44% Floor), 4.20%, 2/25/37(d)	110,664	118,872
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

D2 Multifamily Credit 2026-FL1, 5.11%, 11/19/43	$500,000	$500,000
D2 Multifamily Credit Issuer Ltd., Series 2026-FL1, Class A, (1M CME Term SOFR + 1.45%), 5.11%, 11/19/43(c)(d)(e)	500,000	500,000
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/51(c)	813,875	719,115
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1A, (Step to 6.31% on 5/25/30), 5.31%, 3/25/61(c)(e)(f)	300,000	299,638
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3M CME Term SOFR + 1.31%), 4.99%, 4/20/38(c)(d)	750,000	751,841
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3M CME Term SOFR + 1.15%, 1.15% Floor), 4.80%, 8/15/31(c)(d)	62,396	62,401
Dryden 61 CLO Ltd., Series 2018-61A, Class B2R, (3M CME Term SOFR + 1.58%, 1.58% Floor), 5.26%, 1/17/32(c)(d)	250,000	250,984
EFMT, Series 2025-CES4, Class A1, (Step to 6.43% on 8/25/29), 5.43%, 6/25/60(c)(f)	836,024	838,112
Eldridge CLO Ltd., Series 2025-1A, Class B, (3M CME Term SOFR + 1.65%), 5.33%, 10/20/38(c)(d)	400,000	401,507
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR2, (3M CME Term SOFR + 1.20%), 4.83%, 1/20/39(c)(d)	250,000	250,125
Elmwood CLO 24 Ltd., Series 2023-3A, Class BR, (3M CME Term SOFR + 1.60%, 1.60% Floor), 5.28%, 1/17/38(c)(d)	225,000	225,582
Elmwood CLO IX Ltd., Series 2021-2A, Class AR, (3M CME Term SOFR + 1.14%), 4.82%, 4/20/38(c)(d)	500,000	499,550
FIGRE Trust,
Series 2025-HE1, Class A, 5.83%, 1/25/55(c)	665,187	670,677
Series 2025-PF1, Class A, 5.76%, 6/25/55(c)	612,251	614,794
	Par(a)	Value
Other (Continued)
FIGRE Trust,
Series 2025-PF1, Class B, 5.91%, 6/25/55(c)	$558,871	$562,350
Series 2025-PF2, Class A, 5.02%, 10/25/55(c)	260,813	258,444
Series 2026-HE1, Class A, 4.98%, 1/25/56(c)	209,805	207,946
Series 2026-HE2, Class B, 5.25%, 1/25/56(c)	191,648	189,682
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 5.58%, 10/25/33(d)	161,563	161,044
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 4.01%, 10/25/36(d)	24,118	15,312
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 4.09%, 10/25/36(d)	14,072	9,089

FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(c)	70,858	70,440
FTAI Aircraft Leasing,
0.00%, 3/27/31	419,522	419,522
0.00%, 3/27/31(e)	935,369	935,369
Golub Capital Partners CLO 16M-R3,
Series 2013-16A, Class A1R3, (3M CME Term SOFR + 1.63%), 5.29%, 8/09/39(c)(d)	1,500,000	1,500,156
Series 2013-16A, Class BR3, (3M CME Term SOFR + 1.95%), 5.61%, 8/09/39(c)(d)	1,600,000	1,596,904

Golub Capital Partners CLO 49M Ltd., Series 2020-49A, Class A1R2, (3M CME Term SOFR + 1.52%), 5.20%, 7/20/38(c)(d)	850,000	847,030
Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A2R, (3M CME Term SOFR + 1.70%), 5.36%, 8/05/37(c)(d)	800,000	800,154
Golub Capital Partners CLO 69M, Series 2023-69A, Class BR, (3M CME Term SOFR + 1.70%), 5.36%, 11/09/38(c)(d)	1,100,000	1,097,183
Golub Capital Partners CLO 83M, Series 2025-83A, Class B, (3M CME Term SOFR + 1.70%), 5.54%, 11/09/38(c)(d)	400,000	398,989
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46(c)	$94,429	$94,959
Series 2025-1A, Class A, 5.38%, 2/20/49(c)	199,603	200,247
Series 2025-1A, Class B, 6.27%, 2/20/49(c)	39,000	39,578

GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B, 5.07%, 6/25/60(c)	850,000	847,435
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, (30D Average SOFR + 1.55%), 5.20%, 10/25/55(c)(d)	412,697	413,723
Series 2026-CES1, Class A1, (Step to 5.90% on 2/25/30), 4.90%, 5/25/56(c)(f)	218,202	216,339
Series 2026-CES1, Class A2, (Step to 6.27% on 2/25/30), 5.27%, 5/25/56(c)(f)	100,000	99,201

GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.14%, 3/25/36(h)	38,280	26,186
HLEND CLO LLC,
Series 2025-3A, Class A, (3M CME Term SOFR + 1.40%), 5.08%, 1/20/37(c)(d)	250,000	249,880
Series 2025-4A, Class B, (3M CME Term SOFR + 1.85%), 5.50%, 8/15/37(c)(d)	1,650,000	1,646,449

Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, 6/20/54(c)	800,000	809,700
HPS Private Credit CLO LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 2.05%), 5.73%, 7/20/37(c)(d)	3,250,000	3,244,596
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B2, (30D Average SOFR + 1.35%), 4.99%, 10/20/32(c)(d)	114,577	114,737
Series 2025-2, Class B2, (30D Average SOFR + 1.20%), 4.84%, 9/20/33(c)(d)	192,779	193,290
	Par(a)	Value
Other (Continued)
Iskandar Enterprise LLC,
Series 2026-1A, Class A22, 5.34%, 4/17/56(c)(e)	$66,000	$65,989
Series 2026-1A, Class A23, 5.54%, 4/17/56(c)(e)	95,000	94,582
JCP Direct Lending CLO LLC,
Series 2023-1A, Class A1R, (3M CME Term SOFR + 1.65%), 5.33%, 7/20/37(c)(d)	350,000	350,052
Series 2023-1A, Class AJR, (3M CME Term SOFR + 1.78%), 5.46%, 7/20/37(c)(d)	1,000,000	1,000,365

Jefferies Credit Partners Direct Lending CLO Ltd., Series 2025-1A, Class B, (3M CME Term SOFR + 1.75%), 5.42%, 10/15/37(c)(d)	250,000	249,390
Jersey Mike’s Funding LLC, 5.48%, 2/15/56(c)	313,000	308,449
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1B, (Step to 5.96% on 2/25/30), 4.96%, 6/25/56(c)(f)	475,047	470,912
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, 2/25/56(c)	250,000	249,207
KKR Clo 16 Ltd., (3M CME Term SOFR + 1.60%), 5.28%, 10/20/34(c)(d)	300,000	300,686
KKR CLO 63 Ltd., Series 2026-63A, Class A1, (3M CME Term SOFR + 1.18%), 4.86%, 4/20/39(c)(d)	500,000	499,805
Lendmark Funding Trust,
Series 2025-1A, Class A, 4.94%, 9/20/34(c)	145,000	145,652
Series 2026-1A, Class A, 4.80%, 11/20/35(c)(e)	100,000	99,876

Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 4.07%, 7/25/36(d)	685,213	275,340
Lyra Music Assets Delaware L.P., Series 2025-1A, Class A2, 5.60%, 9/20/65(c)	92,616	93,094
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 1/15/46(c)	93,468	92,135
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Madison Park Funding LXV Ltd., Series 2025-65A, Class C, (3M CME Term SOFR + 1.80%), 5.48%, 7/16/38(c)(d)	$800,000	$801,051
Madison Park Funding LXXIII Ltd., Series 2025-73A, Class B, (3M CME Term SOFR + 1.70%), 5.38%, 10/17/38(c)(d)	250,000	251,192
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3M CME Term SOFR + 1.95%, 1.95% Floor), 5.62%, 4/15/37(c)(d)	250,000	250,427
MAPS Trust,
Series 2021-1A, Class A, 2.52%, 6/15/46(c)	760,185	738,135
Series 2026-1A, Class A, 5.20%, 1/15/51(c)	392,727	385,932
Mariner Finance Issuance Trust,
Series 2024-BA, Class A, 4.91%, 11/20/38(c)	134,000	134,186
Series 2055-AA, Class A, 4.98%, 5/20/38(c)	219,000	220,233

MAST Ltd., Series 2026-1A, Class A, 5.13%, 2/15/51(c)	247,024	242,637
MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.37% on 5/25/26), 6.33%, 9/25/54(c)(f)	84,728	84,856
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2FP, (1M CME Term SOFR + 0.18%, 0.07% Floor), 3.84%, 10/25/36(d)	28,858	12,471
Series 2007-HE2, Class A2B, (1M CME Term SOFR + 0.20%, 0.09% Floor), 3.86%, 1/25/37(d)	1,731,291	788,941
Mtp Abs Funding LLC,
Series 2026-1A, Class A2, 5.20%, 4/25/56(c)(e)	128,000	128,255
Series 2026-1A, Class B, 5.88%, 4/25/56(c)(e)	41,000	41,181
Navigator Aviation Ltd.,
Series 2024-1, Class A, 5.40%, 8/15/49(c)	528,571	525,844
Series 2025-1, Class A, 5.11%, 10/15/50(c)	242,442	237,260
	Par(a)	Value
Other (Continued)
Nelnet Student Loan Trust,
Series 2025-AA, Class A1B, (30D Average SOFR + 1.10%), 4.74%, 3/15/57(c)(d)	$84,904	$84,254
Series 2025-BA, Class A1B, (30D Average SOFR + 1.35%), 4.99%, 5/17/55(c)(d)	202,315	201,918
Series 2025-BA, Class B, 4.98%, 5/17/55(c)	160,000	159,121
Series 2025-BA, Class C, 5.38%, 5/17/55(c)	120,000	117,977

Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class B, (3M CME Term SOFR + 1.65%), 5.33%, 7/20/39(c)(d)	800,000	803,606
Obsidian Issuer LLC, Series 2025-1A, Class A, 6.75%, 5/15/55(c)(g)	900,000	891,000
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, (3M CME Term SOFR + 1.09%), 4.76%, 10/15/33(c)(d)	250,000	250,066
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 2/25/61(c)	174,708	171,578
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.92% on 6/25/26), 5.86%, 1/25/37(f)	22,064	21,655
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3M CME Term SOFR + 1.40%), 5.08%, 4/20/38(c)(d)	500,000	497,205
Owl Rock CLO XI LLC,
Series 2023-11A, Class AR, (3M CME Term SOFR + 1.45%), 5.12%, 4/20/39(c)(d)	500,000	500,000
Series 2023-11A, Class BR, (3M CME Term SOFR + 2.00%), 5.67%, 4/20/39(c)(d)	250,000	250,000

OWL Rock CLO XXII LLC, Series 2025-22A, Class A, (3M CME Term SOFR + 1.47%), 5.15%, 10/20/37(c)(d)	300,000	299,909
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3M CME Term SOFR + 1.35%), 5.03%, 10/20/38(c)(d)	250,000	250,625
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
PFP Ltd.,
Series 2025-12, Class A, (1M CME Term SOFR + 1.49%), 5.15%, 12/18/42(c)(d)	$1,500,000	$1,501,876
Series 2025-12, Class AS, (1M CME Term SOFR + 1.74%), 5.40%, 12/18/42(c)(d)	1,000,000	1,001,865
Series 2025-12, Class B, (1M CME Term SOFR + 2.04%), 5.70%, 12/18/42(c)(d)	200,000	199,871

Phantom Aviation, Series 2026-1A, Class A, 5.24%, 1/15/51(c)	297,673	291,030
Pilatus CFO 1 LLC, 6.31%, 3/20/41(g)	250,000	250,000
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2II, 6.24%, 6/05/54(c)	197,000	200,055
Point Broadband Funding LLC, Series 2025-1A, Class B, 5.73%, 7/20/55(c)	400,000	400,461
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 5/25/55(c)	1,600,000	1,594,133
QTS Issuer ABS II LLC,
Series 2026-1A, Class B, 6.73%, 1/05/56(c)	32,000	31,527
Series 2026-2A, Class A2, 5.85%, 1/05/56(c)	52,000	51,479
Series 2026-5A, Class A2, 6.18%, 3/05/56(c)	41,000	41,281
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, (Step to 6.47% on 7/25/29), 5.47%, 6/25/55(c)(f)	1,253,757	1,259,024
Series 2025-CES7, Class A1B, (Step to 6.48% on 8/25/29), 5.48%, 7/25/55(c)(f)	614,510	615,625

Regatta XVI Funding Ltd., Series 2019-2A, Class A1R2, (3M CME Term SOFR + 1.19%), 4.86%, 4/15/39(c)(d)	250,000	249,999
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%, 11/20/37(c)	212,000	214,390
Series 2024-B, Class B, 5.86%, 11/20/37(c)	100,000	100,928

Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50(c)	128,000	124,859
		Par(a)	Value
Other (Continued)

Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3M CME Term SOFR + 1.39%), 5.05%, 1/30/38(c)(d)		$250,000	$250,503
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, (30D Average SOFR + 1.75%), 5.40%, 6/25/55(c)(d)		647,680	651,017
Sandstone Peak III Ltd., Series 2024-1A, Class A1R, (3M CME Term SOFR + 1.30%), 4.96%, 4/25/37(c)(d)(e)		250,000	250,000
Secucor Finance DAC, Series 2025-1, Class D, (1M Euribor + 3.40%), 5.34%, 9/20/36(d)	EUR	100,000	117,233
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(c)		351,086	348,844
SERVPRO Master Issuer LLC,
Series 2024-1A, Class A2, 6.17%, 1/25/54(c)		830,875	850,818
Series 2025-1A, Class A2, 5.53%, 10/25/55(c)		547,250	536,009

Silver Point SCF CLO V Ltd., Series 2025-1A, Class A1, (3M CME Term SOFR + 1.50%), 5.18%, 4/20/38(c)(d)		250,000	248,629
Sixth Street CLO XXIII Ltd., Series 2023-23A, Class A1R, (3M CME Term SOFR + 1.21%), 4.89%, 10/17/38(c)(d)		250,000	250,142
Slam Ltd.,
Series 2021-1A, Class A, 2.43%, 6/15/46(c)		694,400	659,794
Series 2024-1A, Class A, 5.34%, 9/15/49(c)		89,715	89,346
Sofi Consumer Loan Program Trust,
Series 2026-B, Class B, 4.90%, 2/25/36(c)		35,000	34,903
Series 2026-B, Class C, 5.20%, 2/25/36(c)		35,000	34,875

Sound Point CLO Ltd., Series 2025-1RA, Class C, (3M CME Term SOFR + 2.10%), 5.76%, 2/20/38(c)(d)		1,000,000	1,003,537
SSI ABS Issuer LLC, Series 2025-1, Class A, 6.15%, 7/25/65(c)		240,896	237,978
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Stack Infrastructure Issuer LLC, Series 2025-1, Class A, 5.00%, 5/25/50(c)	$1,300,000	$1,259,968
STAR Trust,
Series 2025-SFR6, Class A, (1M CME Term SOFR + 1.40%), 5.06%, 8/17/42(c)(d)	500,000	499,688
Series 2025-SFR6, Class B, (1M CME Term SOFR + 1.65%), 5.31%, 8/17/42(c)(d)	500,000	500,919

Store Master Funding I-VII, XIV, XIX, XX, Series 2021-1A, Class A4, 3.70%, 6/20/51(c)	292,750	253,103
STORE Master Funding LLC, Series 2025-1A, Class A5, 5.17%, 10/20/55(c)	598,250	579,251
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 9/15/45(c)	71,371	71,426
SVC ABS LLC, Series 2026-1A, Class A, 5.16%, 3/20/56(c)(i)	499,792	489,712
Switch ABS Issuer LLC, Series 2026-1A, Class A21, 5.61%, 3/27/56(c)	850,000	855,325
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.07%, 1/20/38(c)(d)	250,000	250,470
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 8/25/55(c)	250,000	247,161
Series 2025-1A, Class A2II, 5.05%, 8/25/55(c)	250,000	244,500

TCW CLO, Series 2024-2A, Class C, (3M CME Term SOFR + 2.15%, 2.15% Floor), 5.83%, 7/17/37(c)(d)	300,000	300,426
Towd Point Mortgage Trust, Series 2025-CES4, Class A2, (Step to 6.46% on 11/25/29), 5.46%, 10/25/65(c)(f)	450,000	449,102
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.42%, 8/09/44(c)	999,007	988,328
Trimaran CAVU Ltd.,
Series 2021-2A, Class AR, (3M CME Term SOFR + 1.02%), 4.69%, 10/25/34(c)(d)	250,000	249,952
		Par(a)	Value
Other (Continued)
Trimaran CAVU Ltd.,
Series 2024-1A, Class A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.05%, 1/25/38(c)(d)		$250,000	$250,452

Triton Container Finance IX LLC, Series 2025-1A, Class A, 5.43%, 6/20/50(c)		740,000	739,218
Unity-Peace Park CLO Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 2.85%), 6.53%, 4/20/35(c)(d)		250,000	246,234
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 1/25/47(c)		131,277	130,917
Vantage Data Centers Germany Borrower Lux S.a.r.l., Series 2025-1X, Class A2, 4.29%, 6/28/50(i)	EUR	171,000	199,195
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55(c)(i)		850,000	824,945
VB-S1 Issuer LLC,
Series 2026-1A, Class C2, 4.69%, 3/15/56(c)(i)		1,080,000	1,055,986
Series 2026-1A, Class D, 5.19%, 3/15/56(c)(i)		552,000	546,362
Vista Point Securitization Trust,
Series 2025-CES1, Class A1, 5.81%, 4/25/55(c)		1,167,275	1,173,320
Series 2026-CES1, Class A1, (Step to 6.04% on 3/25/30), 5.04%, 2/25/56(c)(f)		682,346	676,957

Voya CLO Ltd., Series 2015-3A, Class A3R4, (3M CME Term SOFR + 1.45%), 5.13%, 10/20/31(c)(d)		250,000	249,853
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1M CME Term SOFR + 0.61%, 0.36% Floor), 4.27%, 4/25/37(d)		8,599,357	3,054,587
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.04%, 1/20/38(c)(d)		321,000	321,811
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE1, Class 2A1, (1M CME Term SOFR + 0.23%, 0.12% Floor), 3.89%, 11/25/36(d)		4,022	1,254
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE1, Class 2A2, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.11%, 11/25/36(d)		$35,479	$11,104

Wellfleet CLO Ltd., Series 2021-4A, Class A1R, (3M CME Term SOFR + 1.30%), 4.97%, 10/25/38(c)(d)		500,000	501,193
Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3M CME Term SOFR + 1.29%), 4.97%, 10/18/38(c)(d)		250,000	250,559
Wendy’s Funding LLC,
Series 2022-1A, Class A2II, 4.54%, 3/15/52(c)		144,338	136,640
Series 2025-1A, Class A2I, 5.42%, 12/15/55(c)		199,500	196,666

Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, 12/05/54(c)		500,000	507,208
			94,514,407
Specialty Finance – 0.1%
Dowson PLC,
Series 2024-1, Class E, (SONIO/N Index + 3.95%), 7.69%, 8/20/31(d)	GBP	116,000	159,913
Series 2024-1, Class F, (SONIO/N Index + 6.95%), 10.69%, 8/20/31(d)		170,000	235,111

Textainer Marine Containers VII Ltd., Series 2021-3A, Class A, 1.94%, 8/20/46(c)		940,000	846,289
			1,241,313
Total Asset-Backed Securities (Cost $98,356,540)			97,825,390

	Number of Shares
Common Stocks – 0.0%(b)
Software – 0.0%(b)
CoreWeave, Inc., Class A*	135	15,066
Total Common Stocks (Cost $16,068)		15,066

	Par(a)	Value
Convertible Bonds – 0.0%(b)
Telecommunications – 0.0%(b)
WOM Chile Holdco S.p.A., 5.00%, 4/01/32(c)(j)	$224,490	$201,915
Total Convertible Bonds (Cost $199,541)		201,915

	Number of Shares
Convertible Preferred Stocks – 0.0%(b)
Aerospace & Defense – 0.0%(b)
Boeing (The) Co., 6.00%(k)	800	57,760
Total Convertible Preferred Stocks (Cost $38,800)		57,760

	Par(a)
Corporate Bonds – 14.7%
Advertising & Marketing – 0.1%
AppLovin Corp.,
5.13%, 12/01/29	$188,000	189,501
5.38%, 12/01/31	180,000	181,784
5.95%, 12/01/54	344,000	315,555

Neptune Bidco U.S., Inc., 9.50%, 2/15/33(c)	11,000	11,009
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(c)	100,000	99,852
		797,701
Aerospace & Defense – 0.1%
Boeing (The) Co., 7.01%, 5/01/64	158,000	176,483
Honeywell Aerospace, Inc.,
3.90%, 3/16/28(c)	46,000	45,658
4.95%, 3/16/36(c)	80,000	79,092
5.62%, 3/16/46(c)	205,000	201,623
5.73%, 3/16/56(c)	65,000	63,930

Lockheed Martin Corp., 4.45%, 5/15/28	227,000	228,042
Northrop Grumman Corp., 4.03%, 10/15/47	32,000	25,178
RTX Corp., 4.70%, 12/15/41	113,000	102,758
TransDigm, Inc., 6.75%, 8/15/28(c)	117,000	118,581
		1,041,345
Asset Management – 0.6%
Apollo Management Holdings L.P., 2.65%, 6/05/30(c)	360,000	331,193
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Asset Management (Continued)
Blue Owl GP Stake, 5.45%, 10/30/32(g)	$350,000	$340,871
Carlyle Group (The), Inc., 5.05%, 9/19/35	350,000	338,284
Ceamer Finance IV LLC, 0.00%, 11/15/40(g)	250,000	250,000
Charles Schwab (The) Corp., (5Y U.S. Treasury CMT + 2.25%), 6.10%, 6/01/31(l)(m)	950,000	950,421
Dyal Capital Partners IV, Issuer A, 5.94%, 8/22/45(g)	338,000	316,076
Dyal Capital Partners IV, Issuer B, 5.94%, 8/22/45(g)	312,000	292,400
KKR Group Finance Co. VIII LLC, 3.50%, 8/25/50(c)	500,000	332,408
Nuveen LLC, 5.85%, 4/15/34(c)	320,000	330,026
Prime Investments Group Ltd., 11.00%, 5/01/30(c)(g)	116,788	116,561
Project Onyx II, 0.00%, 6/15/30	885,834	885,834
TPG Operating Group II L.P.,
5.88%, 3/05/34	247,000	251,599
5.38%, 1/15/36	577,000	563,542
		5,299,215
Automotive – 0.1%
Clarios Global L.P./Clarios U.S. Finance Co., 6.75%, 9/15/32(c)	117,000	119,684
Ford Motor Credit Co. LLC, 5.92%, 3/20/28	200,000	202,741
General Motors Financial Co., Inc.,
5.05%, 4/04/28	83,000	83,727
5.75%, 2/08/31	92,000	95,146
6.40%, 1/09/33	88,000	93,710

Goodyear Tire & Rubber (The) Co., 5.25%, 7/15/31	100,000	90,897
Nissan Motor Acceptance Co. LLC, 6.13%, 9/30/30(c)	117,000	115,231
Toyota Motor Credit Corp., 5.10%, 3/21/31	208,000	213,253
		1,014,389
Banking – 1.1%
Bank of America Corp.,
(SOFR + 1.99%), 6.20%, 11/10/28(m)	100,000	102,608
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(m)	94,000	93,555
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(5Y U.S. Treasury CMT + 2.68%), 6.63%, 5/01/30(l)(m)	$800,000	$825,091
(5Y U.S. Treasury CMT + 2.35%), 6.25%, 7/26/30(l)(m)	25,000	25,267
(SOFR + 0.87%), 4.46%, 2/06/32(k)(m)	18,000	17,751
(SOFR + 1.22%), 2.65%, 3/11/32(m)	805,000	731,623
(SOFR + 1.22%), 2.30%, 7/21/32(m)	100,000	88,444
(SOFR + 1.33%), 2.97%, 2/04/33(m)	169,000	153,127
(SOFR + 1.74%), 5.52%, 10/25/35(m)	210,000	211,559
(SOFR + 1.70%), 5.74%, 2/12/36(m)	350,000	356,763
(SOFR + 1.13%), 5.05%, 2/06/37(m)	18,000	17,722
(3M CME Term SOFR + 1.58%), 4.08%, 4/23/40(m)	122,000	106,365
(SOFR + 1.88%), 2.83%, 10/24/51(m)	40,000	24,613
Citigroup, Inc.,
(SOFR + 0.87%), 4.79%, 3/04/29(m)	279,000	280,317
(5Y U.S. Treasury CMT + 2.69%), 7.13%, 8/15/29(l)(m)	400,000	405,855
(5Y U.S. Treasury CMT + 2.57%), 6.75%, 2/15/30(k)(l)(m)	400,000	402,420
(5Y U.S. Treasury CMT + 2.89%), 6.88%, 8/15/30(l)(m)	325,000	329,973
(SOFR + 1.42%), 2.98%, 11/05/30(m)	174,000	164,639
5.92%, 12/11/30(d)	398,000	398,000
(5Y U.S. Treasury CMT + 3.00%), 6.63%, 2/15/31(l)(m)	320,000	323,922
(SOFR + 1.94%), 3.79%, 3/17/33(m)	70,000	65,879
(SOFR + 2.06%), 5.83%, 2/13/35(m)	63,000	64,174
(SOFR + 1.47%), 5.33%, 3/27/36(m)	202,000	202,757
JP Morgan Chase & Co.,
(SOFR + 0.93%), 5.57%, 4/22/28(m)	309,000	312,454
(SOFR + 0.86%), 4.51%, 10/22/28(m)	204,000	204,235
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.13%), 5.00%, 7/22/30(m)	$297,000	$300,661
(SOFR + 1.01%), 5.14%, 1/24/31(m)	149,000	151,647
6.10%, 7/01/31(d)(l)	725,000	727,175
(SOFR + 0.99%), 4.62%, 4/23/32(m)	27,000	26,871
(SOFR + 1.81%), 6.25%, 10/23/34(m)	150,000	160,880
(SOFR + 1.49%), 5.77%, 4/22/35(m)	185,000	192,850
(SOFR + 1.26%), 5.15%, 4/23/37(m)	15,000	14,910
(3M CME Term SOFR + 1.84%), 4.26%, 2/22/48(m)	62,000	50,876

PNC Financial Services Group (The), Inc., (SOFR + 1.95%), 5.94%, 8/18/34(m)	58,000	60,976
Truist Financial Corp., (SOFR + 1.37%), 4.12%, 6/06/28(m)	71,000	70,741
U.S. Bancorp,
(SOFR + 0.87%), 4.48%, 1/26/32(m)	100,000	98,844
(SOFR + 1.60%), 4.84%, 2/01/34(m)	30,000	29,671
Wells Fargo & Co.,
(SOFR + 1.51%), 3.53%, 3/24/28(m)	100,000	99,240
(SOFR + 1.50%), 5.15%, 4/23/31(m)	773,000	786,310
(5Y U.S. Treasury CMT + 2.34%), 6.13%, 6/15/31(k)(l)(m)	1,050,000	1,053,639
(SOFR + 2.10%), 4.90%, 7/25/33(m)	174,000	173,647
(SOFR + 1.34%), 4.89%, 9/15/36(k)(m)	67,000	65,270
4.65%, 11/04/44	164,000	137,957
		10,111,278
Beverages – 0.1%
Coca-Cola (The) Co., 1.38%, 3/15/31	897,000	784,838
PepsiCo, Inc.,
4.45%, 5/15/28	264,000	266,027
2.88%, 10/15/49	19,000	12,228
		1,063,093
Biotechnology & Pharmaceuticals – 0.3%
AbbVie, Inc.,
4.88%, 3/15/30	77,000	78,355
4.55%, 3/15/35	71,000	68,903
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
AbbVie, Inc.,
5.35%, 3/15/44	$64,000	$62,089
4.88%, 11/14/48	111,000	98,888
Amgen, Inc.,
4.05%, 8/18/29	128,000	126,716
6.40%, 2/01/39	105,000	112,856
4.66%, 6/15/51	95,000	79,547
Bristol-Myers Squibb Co.,
5.20%, 2/22/34	144,000	147,475
4.63%, 5/15/44	45,000	39,632

DRI Healthcare Trust, 5.35%, 3/24/31(g)	200,000	195,986
Eli Lilly & Co.,
4.20%, 8/14/29	136,000	135,886
4.60%, 8/14/34(k)	27,000	26,681

Gilead Sciences, Inc., 4.75%, 3/01/46	59,000	52,223
Johnson & Johnson,
3.55%, 3/01/36	42,000	38,236
3.70%, 3/01/46	50,000	39,671
Merck & Co., Inc.,
4.15%, 9/15/30	251,000	249,685
4.15%, 5/18/43	100,000	84,184

Novartis Capital Corp., 5.70%, 3/18/56	150,000	150,248
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	84,000	84,619
4.75%, 5/19/33	388,000	386,336

Pfizer, Inc., 7.20%, 3/15/39	83,000	96,990
Wyeth LLC, 6.00%, 2/15/36	57,000	60,887
		2,416,093
Cable & Satellite – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 9/01/29(c)	100,000	100,174
4.75%, 2/01/32(c)	100,000	89,543

Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, 6/01/52	163,000	102,467
Comcast Corp.,
4.95%, 5/15/32	71,000	71,506
6.05%, 5/15/55(k)	18,000	17,688
Cox Communications, Inc.,
2.95%, 10/01/50(c)	160,000	85,731
5.80%, 12/15/53(c)	75,000	63,303

EchoStar Corp., 6.75%, 11/30/30(j)	123,000	124,798
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Cable & Satellite (Continued)

Sirius XM Radio LLC, 5.00%, 8/01/27(c)		$84,000	$83,758
Time Warner Cable LLC, 6.75%, 6/15/39		113,000	112,077
			851,045
Chemicals – 0.1%
Celanese U.S. Holdings LLC, 7.33%, 7/15/29		100,000	104,908
Dow Chemical (The) Co.,
6.90%, 5/15/53(k)		200,000	206,514
5.95%, 3/15/55		302,000	276,248
LYB International Finance III LLC,
5.88%, 1/15/36(k)		472,000	476,787
4.20%, 10/15/49		226,000	162,361
3.63%, 4/01/51		153,000	99,552

SCIH Salt Holdings, Inc., 4.88%, 5/01/28(c)		11,000	10,892
			1,337,262
Commercial Support Services – 0.0%(b)
Allied Universal Holdco LLC, 7.88%, 2/15/31(c)		100,000	104,887
Construction Materials – 0.0%(b)
Quikrete Holdings, Inc., 6.75%, 3/01/33(c)		100,000	101,406
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(c)		100,000	104,706
Standard Industries, Inc., 4.75%, 1/15/28(c)		100,000	99,425
			305,537
Diversified Industrials – 0.0%(b)
3M Co., 3.05%, 4/15/30		100,000	94,680
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
4.25%, 3/13/31		70,000	69,315
4.88%, 3/13/36		50,000	49,267
3.95%, 4/13/52		295,000	223,846
5.80%, 3/13/56		45,000	44,291
4.85%, 3/16/64	EUR	100,000	116,824
5.95%, 3/13/66		535,000	527,690

Wayfair LLC, 7.75%, 9/15/30(c)		100,000	103,758
			1,134,991
Electric Utilities – 1.8%
AEP Transmission Co. LLC, 3.15%, 9/15/49		111,000	72,860
Alabama Power Co., 6.00%, 3/01/39		28,000	29,594
	Par(a)	Value
Electric Utilities (Continued)
American Electric Power Co., Inc.,
(5Y U.S. Treasury CMT + 1.94%), 6.05%, 3/15/56(m)	$130,000	$129,586
(5Y U.S. Treasury CMT + 2.13%), 5.80%, 3/15/56(m)	130,000	129,270

Arizona Public Service Co., 5.10%, 3/15/36	385,000	379,013
Baltimore Gas and Electric Co., 3.75%, 8/15/47	30,000	22,348
Berkshire Hathaway Energy Co., 5.15%, 11/15/43(k)	25,000	23,477
CenterPoint Energy, Inc., (5Y U.S. Treasury CMT + 2.59%), 6.70%, 5/15/55(m)	406,000	414,161
CMS Energy Corp., (5Y U.S. Treasury CMT + 1.96%), 6.50%, 6/01/55(m)	330,000	338,110
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(c)(g)	231,475	230,618
Dominion Energy, Inc.,
(5Y U.S. Treasury CMT + 2.51%), 7.00%, 6/01/54(m)	80,000	85,303
(5Y U.S. Treasury CMT + 2.26%), 6.00%, 2/15/56(m)	537,000	537,281
(5Y U.S. Treasury CMT + 2.01%), 6.20%, 2/15/56(m)	225,000	225,416

DTE Electric Co., 4.85%, 3/01/36	20,000	19,555
Duke Energy Carolinas LLC,
3.75%, 6/01/45	49,000	37,470
3.70%, 12/01/47	41,000	30,316

Duke Energy Corp., 3.50%, 6/15/51	95,000	63,639
Duke Energy Ohio, Inc., 5.55%, 3/15/54	29,000	27,616
Duke Energy Progress LLC, 2.50%, 8/15/50	215,000	122,514
Entergy Corp., (5Y U.S. Treasury CMT + 2.67%), 7.13%, 12/01/54(m)	100,000	102,948
Entergy Louisiana LLC, 4.00%, 3/15/33	530,000	505,089
Eversource Energy,
4.60%, 7/01/27	100,000	100,103
(5Y U.S. Treasury CMT + 2.52%), 6.10%, 8/15/56(m)	264,000	262,930
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Eversource Energy,
(5Y U.S. Treasury CMT + 2.33%), 6.35%, 8/15/56(k)(m)	$100,000	$99,955

FirstEnergy Corp., 3.40%, 3/01/50	79,000	52,762
FirstEnergy Transmission LLC,
4.75%, 1/15/33	276,000	273,117
5.00%, 1/15/35	330,000	325,611
5.45%, 7/15/44(c)	79,000	74,853
4.55%, 4/01/49(c)	200,000	165,708

Florida Power & Light Co., 4.13%, 2/01/42	228,000	194,130
Georgia Power Co., 3.70%, 1/30/50	29,000	21,176
MidAmerican Energy Co.,
3.65%, 4/15/29	100,000	98,218
3.15%, 4/15/50	51,000	33,907

Nevada Power Co., 3.70%, 5/01/29	342,000	335,215
NextEra Energy Capital Holdings, Inc.,
(5Y U.S. Treasury CMT + 2.05%), 6.38%, 8/15/55(m)	307,000	313,304
(5Y U.S. Treasury CMT + 2.55%), 3.80%, 3/15/82(m)	50,000	48,767
NRG Energy, Inc.,
2.45%, 12/02/27(c)	350,000	338,180
3.38%, 2/15/29(c)	100,000	95,537
7.00%, 3/15/33(c)	228,000	247,847

Ohio Power Co., 4.00%, 6/01/49	147,000	109,496
Pacific Gas and Electric Co.,
5.20%, 5/01/36	20,000	19,481
4.50%, 7/01/40	26,000	22,359
4.75%, 2/15/44	281,000	234,797
4.30%, 3/15/45	22,000	17,217
4.25%, 3/15/46	215,000	165,338
4.00%, 12/01/46	91,000	67,004
4.95%, 7/01/50	148,000	122,921
3.50%, 8/01/50	501,000	330,946
5.25%, 3/01/52	152,000	130,206
6.75%, 1/15/53	256,000	267,301
5.90%, 10/01/54	205,000	192,132
6.15%, 3/01/55	256,000	248,542
6.10%, 10/15/55	389,000	375,315
6.00%, 5/01/56	501,000	477,248

PacifiCorp, (5Y U.S. Treasury CMT + 3.32%), 7.38%, 9/15/55(m)	165,000	167,289
	Par(a)	Value
Electric Utilities (Continued)
PECO Energy Co.,
4.88%, 9/15/35	$141,000	$139,679
3.05%, 3/15/51	11,000	7,062
PG&E Corp.,
5.25%, 7/01/30	360,000	356,388
(5Y U.S. Treasury CMT + 3.88%), 7.38%, 3/15/55(m)	192,000	197,483
(5Y U.S. Treasury CMT + 3.23%), 6.85%, 9/15/56(m)	213,000	212,957

Pinnacle West Capital Corp., 5.15%, 5/15/30	294,000	299,000
Public Service Co. of Colorado, 1.88%, 6/15/31	127,000	110,970
Sempra, (5Y U.S. Treasury CMT + 2.35%), 6.63%, 4/01/55(k)(m)	251,000	252,641
Sierra Pacific Power Co.,
(5Y U.S. Treasury CMT + 2.55%), 6.20%, 12/15/55(m)	100,000	98,345
(5Y U.S. Treasury CMT + 2.64%), 6.38%, 9/15/56(m)	400,000	398,365
Southern (The) Co.,
5.70%, 10/15/32	143,000	149,475
(5Y U.S. Treasury CMT + 1.99%), 6.00%, 4/01/58(m)	525,000	530,754
Southern California Edison Co.,
4.50%, 9/01/40	100,000	86,068
5.70%, 3/01/53	260,000	238,155

Southwestern Public Service Co., 3.70%, 8/15/47	1,150,000	843,129
Tennessee Valley Authority,
5.25%, 2/01/55	175,000	170,311
4.63%, 9/15/60	50,000	43,826
4.25%, 9/15/65	3,950,000	3,203,550

Vistra Operations Co. LLC, 6.00%, 4/15/34(c)	266,000	274,475
WEC Energy Group, Inc., (5Y U.S. Treasury CMT + 1.91%), 5.63%, 5/15/56(m)	150,000	149,078
		17,316,807
Electric, Gas Marketing & Trading – 0.1%
Evergy Metro, Inc., 5.13%, 8/15/35	875,000	869,406
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electrical Equipment – 0.0%(b)
Vertiv Holdings Co., 5.80%, 3/15/56	$150,000	$145,473
Vontier Corp., 2.95%, 4/01/31	89,000	81,287
		226,760
Energy – 0.0%(b)
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/29(c)	100,000	104,470
Engineering & Construction – 0.0%(b)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(c)(k)	500,000	350,742
Entertainment Content – 0.1%
Discovery Communications LLC, 3.95%, 3/20/28	714,000	702,383
NBCUniversal Media LLC, 5.95%, 4/01/41	242,000	244,604
		946,987
Food – 0.1%
JBS N.V./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 5.50%, 1/15/36	525,000	523,330
Kraft Heinz Foods Co., 6.88%, 1/26/39	104,000	113,152
Post Holdings, Inc., 6.50%, 3/15/36(c)	100,000	99,343
		735,825
Gas & Water Utilities – 0.1%
Hope Gas Holdings LLC,
6.18%, 9/01/37(g)	100,000	100,000
6.18%, 9/01/37(g)	200,000	204,725

NiSource, Inc., (5Y U.S. Treasury CMT + 2.04%), 5.75%, 7/15/56(k)(m)	150,000	150,027
Spire, Inc., (5Y U.S. Treasury CMT + 2.56%), 6.25%, 6/01/56(m)	225,000	224,230
		678,982
Health Care Facilities & Services – 0.4%
Acadia Healthcare Co., Inc., 7.38%, 3/15/33(c)	106,000	108,426
Centene Corp., 2.50%, 3/01/31	85,000	74,081
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(c)(k)	100,000	103,141
	Par(a)	Value
Health Care Facilities & Services (Continued)
Cigna Group (The),
2.40%, 3/15/30	$96,000	$88,891
3.20%, 3/15/40	35,000	27,222
CVS Health Corp.,
4.88%, 7/20/35	274,000	264,947
6.20%, 9/15/55	67,000	66,679

DaVita, Inc., 4.63%, 6/01/30(c)	101,000	97,773
Elevance Health, Inc., 4.38%, 12/01/47	15,000	12,157
HCA, Inc.,
5.45%, 4/01/31	171,000	175,563
7.50%, 11/06/33	15,000	16,948
5.60%, 4/01/34	18,000	18,451
5.45%, 9/15/34	65,000	65,796
5.75%, 3/01/35	115,000	118,394
3.50%, 7/15/51	108,000	71,119
5.90%, 6/01/53	88,000	83,721
6.20%, 3/01/55	96,000	94,969
6.10%, 4/01/64	79,000	76,426
Highmark, Inc.,
2.55%, 5/10/31(c)	390,000	347,404
5.75%, 5/15/36(c)	150,000	148,854

Humana, Inc., (5Y U.S. Treasury CMT + 2.89%), 6.63%, 9/15/56(m)	250,000	246,338
Icon Investments Six DAC, 5.85%, 5/08/29	200,000	203,800
IQVIA, Inc., 6.25%, 6/01/32(c)	700,000	712,877
Tenet Healthcare Corp., 4.63%, 6/15/28	100,000	99,230
UnitedHealth Group, Inc., 3.50%, 8/15/39	45,000	36,808
Universal Health Services, Inc., 2.65%, 10/15/30	370,000	334,327
		3,694,342
Household Products – 0.0%(b)
Edgewell Personal Care Co., 4.13%, 4/01/29(c)	100,000	95,572
Industrial Support Services – 0.0%(b)
EquipmentShare.com, Inc., 8.63%, 5/15/32(c)	100,000	106,056
Herc Holdings, Inc., 6.63%, 6/15/29(c)	100,000	102,465
		208,521
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
(SOFR Index + 1.80%), 5.80%, 10/25/28(m)	235,000	240,083
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Bank of New York Mellon (The) Corp.,
(5Y U.S. Treasury CMT + 2.27%), 5.95%, 12/20/30(l)(m)	$880,000	$891,777
Citadel Securities Global Holdings LLC,
6.20%, 6/18/35(c)	250,000	255,576
5.75%, 3/27/36(c)	450,000	444,089

Evercore, Inc., 5.47%, 7/24/32(g)(i)	800,000	819,210
Goldman Sachs Group (The), Inc.,
(SOFR + 0.82%), 1.54%, 9/10/27(m)	17,000	16,825
(SOFR + 1.32%), 4.94%, 4/23/28(m)	73,000	73,343
(SOFR + 1.73%), 4.48%, 8/23/28(m)	81,000	81,030
(SOFR + 1.77%), 6.48%, 10/24/29(m)	466,000	486,509
2.60%, 2/07/30	260,000	242,272
(SOFR + 0.96%), 4.52%, 1/21/32(m)	52,000	51,242
(SOFR + 1.26%), 2.65%, 10/21/32(m)	128,000	113,947
(SOFR + 1.38%), 5.54%, 1/28/36(m)	81,000	82,325
(5Y U.S. Treasury CMT + 1.18%), 5.39%, 2/02/41(m)	537,000	522,693
(SOFR + 1.47%), 2.91%, 7/21/42(m)	124,000	88,523
GS Finance Corp.,
5.95%, 1/15/31(d)	840,000	840,000
6.11%, 2/17/31(d)	227,000	227,000
7.35%, 2/17/31(d)	470,000	470,000

Intercontinental Exchange, Inc., 3.63%, 9/01/28	240,000	236,280
Jefferies Financial Group, Inc., 6.20%, 4/14/34(k)	800,000	818,767
Lazard Group LLC, 5.63%, 8/01/35	550,000	549,334
Morgan Stanley,
(SOFR + 1.22%), 5.04%, 7/19/30(m)	47,000	47,534
(SOFR + 3.12%), 3.62%, 4/01/31(m)	100,000	96,118
(SOFR + 2.05%), 6.63%, 11/01/34(k)(m)	261,000	284,379
(SOFR + 1.58%), 5.83%, 4/19/35(m)	320,000	332,943
		Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.76%), 5.66%, 4/17/36(m)		$69,000	$70,880
(SOFR + 1.36%), 2.48%, 9/16/36(m)		47,000	40,686
(5Y U.S. Treasury CMT + 1.80%), 5.94%, 2/07/39(m)		160,000	164,741
(5Y U.S. Treasury CMT + 1.17%), 5.31%, 1/18/41(m)		175,000	170,313
(SOFR + 1.49%), 3.22%, 4/22/42(m)		138,000	104,616
(SOFR + 1.78%), 5.90%, 3/13/47(m)		78,000	78,144

Morgan Stanley Finance LLC, 0.00%, 5/08/31(c)(d)(e)	EUR	435,000	510,538
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(g)		258,000	258,000
Thor FinanceCo LLC, 5.22%, 10/30/30(g)		300,000	296,652
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(c)		520,000	546,076
			10,552,445
Insurance – 1.6%
200 Park Funding Trust, 5.74%, 2/15/55(c)		500,000	482,637
Accident Fund Insurance Co. of America, 8.50%, 8/01/32(c)(k)		360,000	358,899
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(c)(k)		100,000	98,259
American National Global Funding, 5.25%, 6/03/30(c)		350,000	350,354
American National Group, Inc.,
5.00%, 6/15/27		495,000	493,520
6.00%, 7/15/35		75,000	73,549
(5Y U.S. Treasury CMT + 3.18%), 7.00%, 12/01/55(k)(m)		275,000	268,738

Americo Life, Inc., 3.45%, 4/15/31(c)		370,000	328,998
AmFam Holdings, Inc.,
2.81%, 3/11/31(c)		390,000	344,662
3.83%, 3/11/51(c)		200,000	136,935

AmWINS Group, Inc., 4.88%, 6/30/29(c)		100,000	96,710
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Insurance (Continued)

Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	$47,000	$46,321
Assured Guaranty U.S. Holdings, Inc., 3.60%, 9/15/51	500,000	336,612
Athene Global Funding, 5.03%, 7/17/30(c)	500,000	495,174
Beacon Funding Trust, 6.27%, 8/15/54(c)	340,000	338,227
Belrose Funding Trust II, 6.79%, 5/15/55(c)	320,000	322,999
Berkshire Hathaway Finance Corp., 2.85%, 10/15/50(k)	393,000	247,235
CNO Financial Group, Inc., 6.45%, 6/15/34	320,000	332,313
Corebridge Financial, Inc., (5Y U.S. Treasury CMT + 3.18%), 6.88%, 12/01/30(l)(m)	18,000	18,514
Corebridge Global Funding, 4.55%, 1/09/31(c)	350,000	345,674
Corebridge Life Holdings, Inc., 8.13%, 3/15/46(c)	270,000	318,254
Enstar Group Ltd., (5Y U.S. Treasury CMT + 3.19%), 7.50%, 4/01/45(c)(m)	320,000	331,272
Equitable Holdings, Inc., (5Y U.S. Treasury CMT + 2.39%), 6.70%, 3/28/55(k)(m)	410,000	420,497
Farmers Insurance Exchange, (10Y U.S. Treasury CMT + 3.86%), 7.00%, 10/15/64(c)(m)	330,000	327,923
Fortitude Group Holdings LLC, 6.25%, 4/01/30(c)	320,000	327,803
GA Global Funding Trust, 4.50%, 9/18/30(c)	150,000	145,592
Global Atlantic Fin Co.,
(5Y U.S. Treasury CMT + 3.61%), 7.95%, 10/15/54(c)(m)	25,000	25,071
(5Y U.S. Treasury CMT + 3.55%), 7.25%, 3/01/56(c)(k)(m)	515,000	507,616

Globe Life, Inc., 5.85%, 9/15/34	320,000	331,017
Grand River Funding Trust I, 6.31%, 2/15/36(c)	150,000	150,764
Grand River Funding Trust II, 7.28%, 2/15/56(c)	300,000	312,927
	Par(a)	Value
Insurance (Continued)

Hanover Insurance Group (The), Inc., 5.50%, 9/01/35	$200,000	$200,309
Jackson National Life Global Funding, 4.70%, 6/05/28(c)	748,000	747,119
Loews Corp., 4.94%, 4/01/36	210,000	204,951
Maple Grove Funding Trust I, 4.16%, 8/15/51(c)	700,000	496,175
Marsh & McLennan Cos., Inc., 4.55%, 11/08/27	178,000	178,797
MetLife, Inc.,
(5Y U.S. Treasury CMT + 2.08%), 6.35%, 3/15/55(m)	480,000	491,357
(5Y U.S. Treasury CMT + 1.82%), 5.85%, 3/15/56(m)	25,000	24,662

Mutual of Omaha Insurance Co., (10Y U.S. Treasury CMT + 2.95%), 6.14%, 1/16/64(c)(m)	330,000	333,411
Nassau Cos. of New York (The), 7.88%, 7/15/30(c)	141,000	131,536
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(c)	650,000	496,564
Omnis Funding Trust, 6.72%, 5/15/55(c)	400,000	410,260
PartnerRe Finance B LLC, (5Y U.S. Treasury CMT + 3.82%), 4.50%, 10/01/50(m)	590,000	561,892
Penn Mutual Life Insurance (The) Co., 3.80%, 4/29/61(c)(k)	510,000	334,074
Prudential Financial, Inc.,
(3M USD LIBOR + 2.38%), 4.50%, 9/15/47(k)(m)	231,000	226,319
(5Y U.S. Treasury CMT + 3.04%), 3.70%, 10/01/50(m)	360,000	332,036
Reinsurance Group of America, Inc.,
5.75%, 9/15/34	320,000	327,266
(5Y U.S. Treasury CMT + 2.34%), 6.38%, 9/15/56(m)	265,000	259,515

RLI Corp., 5.38%, 6/01/36	200,000	194,229
Symetra Life Insurance Co., 6.55%, 10/01/55(c)	150,000	151,877
Trustage Financial Group, Inc., 4.63%, 4/15/32(c)	350,000	337,660
		15,155,075
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Internet Media & Services – 0.3%
Alphabet, Inc.,
3.70%, 2/15/29		$89,000	$87,990
4.10%, 11/15/30		383,000	379,739
5.65%, 2/15/56		244,000	239,322
4.38%, 11/06/64	EUR	100,000	111,329
5.70%, 11/15/75		423,000	404,829

Beignet Investor LLC, 6.58%, 5/30/49(c)		960,000	991,431
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/01/29(c)		100,000	93,450
Meta Platforms, Inc.,
6.30%, 5/15/56		225,000	225,347
4.65%, 8/15/62		184,000	139,465
			2,672,902
IT Services – 0.3%
Gartner, Inc.,
4.50%, 7/01/28(c)		659,000	647,305
3.63%, 6/15/29(c)		196,000	184,512
3.75%, 10/01/30(c)		72,000	66,003

International Business Machines Corp., 2.95%, 5/15/50		203,000	124,051
QTS Thunder Managing Issuer LLC, 5.42%, 8/21/32(g)		1,625,000	1,625,000
			2,646,871
Leisure Facilities & Services – 0.2%
Carnival Corp., 5.75%, 8/01/32(c)		115,000	115,578
Churchill Downs, Inc., 5.75%, 4/01/30(c)		100,000	99,674
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.88%, 7/01/31(c)		100,000	92,542
Live Nation Entertainment, Inc., 4.75%, 10/15/27(c)(k)		100,000	99,701
Marriott International, Inc., 5.10%, 5/01/38		189,000	181,264
McDonald’s Corp., 5.20%, 5/17/34		269,000	275,341
NCL Corp. Ltd., 6.75%, 2/01/32(c)		100,000	99,509
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/16/29		200,000	178,777
	Par(a)	Value
Leisure Facilities & Services (Continued)
Royal Caribbean Cruises Ltd., 5.25%, 2/27/38	$200,000	$191,108
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 5/01/32(c)(k)	900,000	916,009
		2,249,503
Leisure Products – 0.0%(b)
Polaris, Inc.,
6.95%, 3/15/29(k)	310,000	324,863
5.60%, 3/01/31	100,000	99,768
		424,631
Machinery – 0.0%(b)
Caterpillar Financial Services Corp., 5.00%, 5/14/27	100,000	101,072
Flowserve Corp.,
3.50%, 10/01/30	106,000	100,147
2.80%, 1/15/32(k)	62,000	54,829

John Deere Capital Corp., 4.90%, 3/07/31(k)	96,000	97,975
		354,023
Medical Equipment & Devices – 0.1%
Abbott Laboratories,
4.30%, 3/15/33(k)	51,000	49,818
4.75%, 3/15/38	151,000	145,867
5.50%, 3/15/56	276,000	266,851

Thermo Fisher Scientific, Inc., 4.55%, 6/15/33	51,000	50,302
		512,838
Oil & Gas Supply Chain – 2.6%
Antero Resources Corp., 5.38%, 3/01/30(c)	862,000	867,217
Boardwalk Pipelines L.P., 5.63%, 8/01/34	330,000	338,644
BP Capital Markets America, Inc.,
5.02%, 11/17/27	100,000	101,255
2.72%, 1/12/32	104,000	94,090

BP Capital Markets PLC, (5Y U.S. Treasury CMT + 1.92%), 6.13%, 3/18/35(k)(l)(m)	830,000	848,671
Cameron LNG LLC, 3.40%, 1/15/38(c)	347,000	302,704
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	521,000	441,058
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	$34,000	$32,785
3.25%, 1/31/32	48,000	43,932
5.95%, 6/30/33	320,000	335,840
5.55%, 10/30/35	50,000	51,032

Cheniere Energy, Inc., 5.65%, 4/15/34	483,000	497,575
CNX Resources Corp., 7.25%, 3/01/32(c)	145,000	151,066
Comstock Resources, Inc., 6.75%, 3/01/29(c)	100,000	99,965
ConocoPhillips Co., 3.80%, 3/15/52	65,000	47,513
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(c)	100,000	104,335
Diamondback Energy, Inc.,
3.50%, 12/01/29	1,017,000	983,192
3.13%, 3/24/31(k)	666,000	622,569
5.75%, 4/18/54	156,000	149,682
5.90%, 4/18/64	87,000	83,927

DT Midstream, Inc., 5.80%, 12/15/34(c)	360,000	370,723
Energy Transfer L.P.,
4.15%, 9/15/29	119,000	117,323
5.35%, 5/15/45	122,000	109,475
5.95%, 5/15/54	11,000	10,385
6.20%, 4/01/55	340,000	330,808
Enterprise Products Operating LLC,
5.70%, 2/15/42	223,000	225,493
3.20%, 2/15/52	111,000	72,658
EQT Corp.,
3.90%, 10/01/27	236,000	233,602
5.70%, 4/01/28	390,000	397,499
5.50%, 7/15/28	31,000	31,329
5.00%, 1/15/29	674,000	678,665
4.50%, 1/15/29	349,000	346,465
7.00%, 2/01/30	483,000	516,196
7.50%, 6/01/30	1,157,000	1,256,601
4.75%, 1/15/31	1,781,000	1,772,561
3.63%, 5/15/31(c)	1,108,000	1,042,414
Expand Energy Corp.,
5.38%, 3/15/30	219,000	221,263
4.75%, 2/01/32	86,000	84,320
5.70%, 1/15/35	1,018,000	1,038,268

Exxon Mobil Corp., 4.11%, 3/01/46	213,000	176,440
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35(c)	200,000	206,210
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Genesis Energy L.P./Genesis Energy Finance Corp., 6.75%, 3/15/34	$112,000	$112,809
Gulfstream Natural Gas System LLC, 5.60%, 7/23/35(c)	325,000	331,480
HF Sinclair Corp.,
5.50%, 9/01/32	200,000	202,387
6.25%, 1/15/35(k)	330,000	342,251
Kinder Morgan Energy Partners L.P.,
5.80%, 3/15/35	320,000	331,676
4.70%, 11/01/42	205,000	179,031

Kinder Morgan, Inc., 5.30%, 12/01/34	115,000	116,265
Midwest Connector Capital Co. LLC, 4.63%, 4/01/29(c)	330,000	328,026
MPLX L.P.,
5.40%, 9/15/35(k)	525,000	524,242
4.95%, 3/14/52	130,000	108,351
6.20%, 9/15/55(k)	325,000	320,226

NGPL PipeCo LLC, 3.25%, 7/15/31(c)	246,000	225,686
ONEOK, Inc.,
4.95%, 10/15/32	37,000	36,754
5.40%, 10/15/35	351,000	350,695
7.15%, 1/15/51	300,000	326,332
6.25%, 10/15/55	275,000	270,239

Phillips 66, 3.90%, 3/15/28	100,000	99,036
Phillips 66 Co.,
(5Y U.S. Treasury CMT + 2.28%), 5.88%, 3/15/56(m)	87,000	86,718
(5Y U.S. Treasury CMT + 2.17%), 6.20%, 3/15/56(m)	50,000	50,164
Plains All American Pipeline L.P./PAA Finance Corp.,
5.70%, 9/15/34	420,000	429,964
5.60%, 1/15/36	375,000	375,638
4.70%, 6/15/44	100,000	84,790

Rockies Express Pipeline LLC, 6.88%, 4/15/40(c)	400,000	403,953
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	194,000	193,781
5.90%, 9/15/37	229,385	238,847

SM Energy Co., 8.63%, 11/01/30(c)	100,000	105,778
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Oil & Gas Supply Chain (Continued)

Sunoco L.P., 6.63%, 8/15/32(c)		$100,000	$102,241
Targa Resources Corp.,
5.65%, 2/15/36		350,000	355,560
5.40%, 7/30/36		250,000	248,659
6.05%, 5/15/56		125,000	121,362

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31		261,000	260,892
Valero Energy Corp., 5.15%, 3/10/36		20,000	19,692
Venture Global LNG, Inc.,
9.50%, 2/01/29(c)		510,000	556,597
9.88%, 2/01/32(c)(k)		101,000	108,358

Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(c)		212,000	225,364
Viper Energy Partners LLC,
4.90%, 8/01/30		468,000	467,737
5.70%, 8/01/35		436,000	442,618

Williams (The) Cos., Inc., 5.30%, 8/15/28		153,000	155,835
			24,675,784
Oil, Gas Services & Equipment – 0.0%(b)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 3/11/29		30,000	29,786
3.81%, 3/11/34	EUR	100,000	117,154
5.00%, 6/15/36		45,000	44,286
5.85%, 6/15/56		220,000	217,155
			408,381
Publishing & Broadcasting – 0.0%(b)
McGraw-Hill Education, Inc., 7.38%, 9/01/31(c)(k)		100,000	103,323
Real Estate Investment Trusts – 0.4%
Alexandria Real Estate Equities, Inc., 5.25%, 3/15/36		200,000	194,450
American Tower Corp., 5.35%, 3/15/35		173,000	174,114
Equinix, Inc.,
2.50%, 5/15/31		147,000	131,780
3.90%, 4/15/32		146,000	138,535
Extra Space Storage L.P.,
4.00%, 6/15/29		17,000	16,725
5.50%, 7/01/30		137,000	140,559
GLP Capital L.P./GLP Financing II, Inc.,
4.00%, 1/15/31		350,000	331,743
	Par(a)	Value
Real Estate Investment Trusts (Continued)
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	$14,000	$12,546
5.25%, 2/15/33	210,000	206,536
5.63%, 3/01/36(k)	530,000	520,867

Host Hotels & Resorts L.P., 5.70%, 7/01/34	830,000	847,145
Iron Mountain, Inc., 5.25%, 7/15/30(c)	100,000	98,965
Safehold GL Holdings LLC, 5.65%, 1/15/35(k)	330,000	336,507
Service Properties Trust, 4.38%, 2/15/30	109,000	98,117
Store Capital LLC, 2.75%, 11/18/30	98,000	88,453
VICI Properties L.P./VICI Note Co., Inc., 3.88%, 2/15/29(c)(k)	515,000	501,355
		3,838,397
Real Estate Investment Trusts – 0.1%
Prime Property Fund LLC, 5.81%, 7/15/35(g)	400,000	400,000
Prologis Targeted U.S. Logistics Fund L.P., 4.63%, 3/15/33(c)	200,000	194,453
		594,453
Real Estate Services – 0.0%(b)
CoStar Group, Inc., 2.80%, 7/15/30(c)	115,000	104,419
Renewable Energy – 0.1%
MN8 Portfolio IV LLC, 6.31%, 6/30/45	887,327	884,146
Retail - Consumer Staples – 0.1%
Walmart, Inc., 5.25%, 9/01/35	411,000	428,387
Retail - Discretionary – 0.0%(b)
Bath & Body Works, Inc., 6.63%, 10/01/30(c)	100,000	101,344
Lowe’s Cos., Inc.,
3.10%, 5/03/27	100,000	99,064
4.50%, 10/15/32	53,000	52,073
3.70%, 4/15/46	11,000	8,144
		260,625
Semiconductors – 0.2%
Broadcom, Inc.,
5.15%, 11/15/31	38,000	38,900
3.42%, 4/15/33	141,000	129,185
3.47%, 4/15/34	102,000	92,054
4.80%, 10/15/34	34,000	33,549
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Semiconductors (Continued)

Entegris, Inc., 4.75%, 4/15/29(c)	$540,000	$535,820
Foundry JV Holdco LLC,
5.88%, 1/25/34(c)	650,000	659,714
6.40%, 1/25/38(c)	200,000	213,619
Intel Corp.,
5.30%, 5/15/36	150,000	149,370
2.80%, 8/12/41	38,000	26,601
4.95%, 3/25/60	100,000	81,771

QUALCOMM, Inc., 4.50%, 5/20/30	51,000	51,262
		2,011,845
Software – 0.5%
Atlassian Corp., 5.50%, 5/15/34	320,000	312,280
Cloud Software Group, Inc., 6.63%, 8/15/33(c)	100,000	89,566
CoreWeave, Inc., 9.75%, 10/01/31(c)(k)	33,000	33,191
Gen Digital, Inc., 7.13%, 9/30/30(c)	100,000	101,414
Microsoft Corp.,
3.75%, 2/12/45	100,000	80,951
2.92%, 3/17/52	368,000	234,109
Oracle Corp.,
4.45%, 9/26/30	100,000	96,451
4.80%, 9/26/32	275,000	261,488
5.20%, 9/26/35	96,000	89,451
5.70%, 2/04/36	164,000	157,497
5.88%, 9/26/45	241,000	207,569
5.55%, 2/06/53	108,000	85,911
6.00%, 8/03/55	226,000	189,476
5.95%, 9/26/55	941,000	788,209
6.70%, 2/04/56	163,000	150,221
4.10%, 3/25/61	64,000	38,779
5.50%, 9/27/64	144,000	109,552
6.13%, 8/03/65	119,000	99,213
6.10%, 9/26/65	303,000	250,315
Salesforce, Inc.,
4.50%, 3/15/28	225,000	225,211
4.90%, 9/15/31	178,000	177,477
5.20%, 3/15/33	513,000	512,083
5.55%, 3/15/36	293,000	292,191
6.40%, 3/15/46	78,000	77,960
6.55%, 3/15/56	78,000	77,452
6.70%, 3/15/66	78,000	78,319
		4,816,336
Specialty Finance – 0.7%
American Express Co.,
(SOFR + 1.24%), 4.80%, 10/24/36(m)	17,000	16,468
	Par(a)	Value
Specialty Finance (Continued)
American Express Co.,
(5Y U.S. Treasury CMT + 1.15%), 5.41%, 2/08/41(m)	$110,000	$109,476

AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(c)	413,786	407,770
Capital One Financial Corp.,
3.80%, 1/31/28	206,000	203,698
(SOFR + 2.26%), 6.05%, 2/01/35(m)	320,000	331,799
(SOFR + 1.63%), 5.20%, 9/11/36(m)	150,000	145,460

Equitable America Global Funding, 4.95%, 6/09/30(c)	400,000	401,128
Fidelity National Information Services, Inc., 4.45%, 3/10/28	45,000	44,874
First American Financial Corp., 4.00%, 5/15/30	460,000	441,078
Flourishing Trade & Investment Ltd., 11.04%, 4/01/30(c)(g)	461,607	461,607
FTAI Aviation Investors LLC, 7.88%, 12/01/30(c)	100,000	104,998
Gabx Leasing LLC, 5.30%, 4/15/36(c)	250,000	246,826
Global Payments, Inc.,
4.88%, 11/15/30	150,000	147,424
5.20%, 11/15/32	105,000	102,579
5.40%, 3/15/33	170,000	166,201
5.55%, 11/15/35(k)	125,000	120,558

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(c)	570,000	546,823
MSCI, Inc.,
3.63%, 9/01/30(c)	152,000	143,893
3.88%, 2/15/31(c)	88,000	83,567
5.25%, 9/01/35	103,000	101,372
5.15%, 3/15/36	65,000	62,968

OneMain Finance Corp., 6.13%, 5/15/30	350,000	349,878
PennyMac Financial Services, Inc., 6.75%, 2/15/34(c)	251,000	242,926
Rocket Cos, Inc., 6.38%, 8/01/33(c)	251,000	254,061
Stewart Information Services Corp., 3.60%, 11/15/31	370,000	329,468
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Specialty Finance (Continued)

Synchrony Financial, 2.88%, 10/28/31	$213,000	$187,168
United Wholesale Mortgage LLC, 5.50%, 4/15/29(c)(k)	570,000	543,868
Verisk Analytics, Inc., 4.45%, 3/15/31(k)	15,000	14,794
		6,312,730
Technology Hardware – 0.1%
Apple, Inc.,
1.25%, 8/20/30	100,000	88,470
3.85%, 8/04/46	132,000	105,107
2.65%, 2/08/51	150,000	91,206
2.55%, 8/20/60	77,000	41,343

Cisco Systems, Inc., 4.55%, 2/24/28(k)	253,000	255,262
Dell International LLC/EMC Corp., 4.50%, 2/15/31	57,000	56,429
TD SYNNEX Corp., 5.30%, 10/10/35	320,000	313,448
		951,265
Telecommunications – 0.6%
APLD ComputeCo LLC, 9.25%, 12/15/30(c)	100,000	107,488
AT&T, Inc.,
4.30%, 2/15/30(c)	105,000	104,248
2.55%, 12/01/33	43,000	36,356
4.50%, 5/15/35	104,000	98,482
5.85%, 4/30/46	275,000	265,318
5.45%, 3/01/47	28,000	25,726
6.00%, 4/30/56	646,000	623,124
6.20%, 10/30/56	240,000	237,747
3.80%, 12/01/57	97,000	64,657
6.30%, 10/30/66	220,000	216,995
Frontier Communications Holdings LLC,
5.00%, 5/01/28(c)	263,000	263,000
5.88%, 11/01/29(k)	174,260	175,136

HUT 8 DC LLC, 6.19%, 11/15/42(c)	250,000	252,069
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(c)	300,000	291,780
RD Michigan Property Owner I LLC, 7.50%, 3/30/45(c)	811,000	810,837
T-Mobile U.S.A., Inc., 5.80%, 9/15/62	201,000	191,518
Verizon Communications, Inc.,
7.75%, 12/01/30	27,000	30,402
	Par(a)	Value
Telecommunications (Continued)
Verizon Communications, Inc.,
4.75%, 1/15/33	$936,000	$923,676
4.78%, 2/15/35	653,000	633,624
5.75%, 11/30/45(k)	225,000	218,526
2.88%, 11/20/50	382,000	230,995
		5,801,704
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
4.45%, 5/06/50	430,000	337,367
6.20%, 2/14/59	158,000	154,978

Philip Morris International, Inc., 3.13%, 8/17/27	78,000	77,023
		569,368
Transportation & Logistics – 0.3%
Aitx Finco LLC,
5.38%, 10/23/30(g)	300,000	300,000
5.67%, 10/23/32(g)	400,000	400,000

AS Mileage Plan IP Ltd., 5.31%, 10/20/31(c)(k)	390,000	383,177
Burlington Northern Santa Fe LLC, 5.15%, 9/01/43	100,000	95,128
CSX Corp., 3.25%, 6/01/27	100,000	98,950
Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	40,641	40,156
FedEx Corp.,
2.40%, 5/15/31	207,000	186,566
4.10%, 2/01/45	25,000	19,701
4.75%, 11/15/45	400,000	343,564

GXO Logistics, Inc., 6.25%, 5/06/29	320,000	332,163
Union Pacific Corp.,
3.70%, 3/01/29	191,000	188,323
4.05%, 3/01/46	10,000	8,016

United Airlines Pass Through Trust, Series 2023-1, Class A, 5.80%, 1/15/36	309,614	320,899
United Parcel Service, Inc., 5.25%, 5/14/35	75,000	76,820
		2,793,463
Wholesale - Consumer Staples – 0.0%(b)
Sysco Corp.,
4.40%, 7/25/31	150,000	146,733
4.95%, 3/25/36	100,000	95,954
		242,687
Total Corporate Bonds (Cost $140,050,087)		140,165,531
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value

Foreign Government Inflation-Linked Bonds – 0.0%(b)
Sovereign Government – 0.0%(b)
Republic of Poland Government Bond,
1.75%, 8/25/31	PLN	62,000	$17,773
2.00%, 8/25/36	PLN	74,000	18,742
Total Foreign Government Inflation-Linked Bonds (Cost $36,867)			36,515

Foreign Issuer Bonds – 5.0%
Argentina – 0.0%(b)
Argentina Treasury Bond BONCER, 0.00%, 12/15/27(n)	ARS	9,691,000	17,521
Argentine Republic Government International Bond,
1.00%, 7/09/29		$630	561
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(f)		13,000	9,685
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(f)		21,000	14,469

Telecom Argentina S.A., 9.25%, 5/28/33(c)		2,000	2,123
Vista Energy Argentina S.A.U., 7.63%, 12/10/35(c)		16,000	16,480
			60,839
Australia – 1.0%
APA Infrastructure Ltd.,
6.42%, 4/28/36	AUD	250,000	180,169
(3M Australian BBSW + 2.00%), 6.37%, 4/28/56(d)	AUD	170,000	122,642

AusNet Services Holdings Pty. Ltd., (3M Australian BBSW + 1.77%), 6.50%, 2/04/56(m)	AUD	100,000	70,184
Australia & New Zealand Banking Group Ltd.,
(5Y U.S. Treasury CMT + 1.70%), 2.57%, 11/25/35(c)(m)		380,000	340,995
(1Y U.S. Treasury CMT + 1.35%), 5.82%, 6/18/36(c)(m)		450,000	460,216

Australia Government Bond, 4.25%, 3/21/36	AUD	6,410,000	4,324,973
Commonwealth Bank of Australia, (1Y U.S. Treasury CMT + 1.32%), 5.93%, 3/14/46(c)(m)		350,000	349,085
		Par(a)	Value
Australia (Continued)

Macquarie Bank Ltd., (1Y U.S. Treasury CMT + 1.45%), 5.64%, 8/13/36(c)(k)(m)		$950,000	$949,229
Macquarie Group Ltd., (SOFR + 1.53%), 2.87%, 1/14/33(c)(m)		290,000	259,785
Mineral Resources Ltd., 7.00%, 4/01/31(c)		100,000	103,797
National Australia Bank Ltd., (1Y U.S. Treasury CMT + 1.30%), 5.90%, 1/14/36(c)(m)		810,000	835,880
Rio Tinto Finance U.S.A. PLC, 5.00%, 3/09/33		71,000	72,046
Tabcorp Finance Pty. Ltd., 5.99%, 5/28/31	AUD	250,000	175,238
WestConnex Finance Co. Pty. Ltd.,
5.94%, 4/30/32	AUD	390,000	279,371
6.41%, 4/30/36	AUD	320,000	229,511

Westpac Banking Corp., 3.13%, 11/18/41		470,000	346,329
			9,099,450
Barbados – 0.0%(b)
Barbados Government International Bond, 8.00%, 6/26/35(c)		15,000	16,067
Belgium – 0.0%(b)
Anheuser-Busch InBev Worldwide, Inc., 4.95%, 1/15/42		152,000	142,563
Brazil – 0.0%(b)
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	431,000	76,447
Raizen Fuels Finance S.A., 6.45%, 3/05/34		307,000	167,315
Samarco Mineracao S.A.,
(100% Cash), 9.50%, 6/30/31(k)		122,596	122,996
(100% Cash), 9.50%, 6/30/31(c)		100	100

Vale Overseas Ltd., 6.40%, 6/28/54		8,000	8,212
			375,070
Canada – 0.5%
Air Canada, 4.63%, 8/15/29	CAD	480,000	351,684
Ascot Group Ltd., (5Y U.S. Treasury CMT + 2.38%), 6.35%, 6/15/35(c)(m)		320,000	326,268
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Canada (Continued)
Brookfield Capital Finance LLC, 6.09%, 6/14/33	$133,000	$139,671
Brookfield Finance, Inc.,
5.33%, 1/15/36(k)	175,000	172,111
3.63%, 2/15/52	490,000	332,735

Canadian Pacific Railway Co., 4.00%, 6/01/28(k)	174,000	172,838
Enbridge, Inc.,
3.70%, 7/15/27	41,000	40,670
5.63%, 4/05/34	320,000	330,232

Fairfax Financial Holdings Ltd., 5.75%, 5/20/35	320,000	327,580
Open Text Holdings, Inc., 4.13%, 12/01/31(c)	100,000	85,387
Rogers Communications, Inc.,
4.55%, 3/15/52	335,000	264,111
(5Y U.S. Treasury CMT + 2.84%), 6.88%, 7/31/56(m)	200,000	203,119
TELUS Corp.,
(5Y U.S. Treasury CMT + 2.71%), 7.00%, 10/15/55(m)	150,000	155,149
(5Y U.S. Treasury CMT + 2.77%), 6.63%, 10/15/55(m)	150,000	151,676
(5Y U.S. Treasury CMT + 2.52%), 6.63%, 6/09/56(m)	25,000	24,862
(5Y U.S. Treasury CMT + 2.69%), 6.38%, 6/09/56(m)	325,000	325,037

Toronto-Dominion Bank (The), (5Y U.S. Treasury CMT + 1.50%), 5.15%, 9/10/34(m)	567,000	570,038
Triton Container International Ltd., 3.15%, 6/15/31(c)	380,000	343,611
Triton Container International Ltd./TAL International Container Corp., 5.15%, 2/15/33	240,000	235,568
WSP Global, Inc.,
5.04%, 9/18/31(c)	200,000	199,144
5.71%, 9/18/36(c)	150,000	149,089
		4,900,580
		Par(a)	Value
Chile – 0.1%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(c)	CLP	75,000,000	$83,455
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55(c)		$300,000	320,916
WOM Mobile S.A., 11.00%, 4/01/31(c)(j)		3,290	3,354
			407,725
China – 0.0%(b)
China Government Bond, 2.11%, 8/25/34	CNH	400,000	60,454
Colombia – 0.1%
Colombian TES,
5.75%, 11/03/27	COP	847,700,000	208,303
12.50%, 2/27/30	COP	150,100,000	39,396
7.75%, 9/18/30	COP	939,400,000	206,287
7.00%, 6/30/32	COP	89,800,000	17,814
11.75%, 1/24/35	COP	308,400,000	77,134
7.25%, 10/26/50	COP	135,200,000	22,045
12.00%, 3/13/58	COP	11,400,000	2,856
Ecopetrol S.A.,
7.75%, 2/01/32		8,000	8,198
8.88%, 1/13/33		3,000	3,222

SURA Asset Management S.A., 6.35%, 5/13/32(c)(k)		297,000	310,662
			895,917
Czech Republic – 0.0%(b)
Czech Republic Government Bond,
4.50%, 11/11/32	CZK	1,050,000	50,153
4.00%, 4/04/44	CZK	940,000	39,118
			89,271
Ecuador – 0.0%(b)
Ecuador Government International Bond, 6.90%, 7/31/35		11,000	10,148
Egypt – 0.0%(b)
Egypt Government Bond,
24.46%, 10/01/27	EGP	2,060,000	38,161
24.44%, 8/05/28	EGP	500,000	9,597
23.38%, 8/26/28	EGP	1,438,000	27,305
			75,063
France – 0.5%
BNP Paribas S.A.,
(3M CME Term SOFR + 1.39%), 2.87%, 4/19/32(c)(m)		330,000	299,904
(3M Euribor + 1.05%), 3.74%, 4/20/34(m)	EUR	300,000	347,438
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
France (Continued)

BPCE S.A., (SOFR + 1.31%), 2.28%, 1/20/32(c)(m)		$1,200,000	$1,059,884
Credit Agricole S.A.,
(SOFR + 1.46%), 5.22%, 5/27/31(c)(m)		800,000	809,782
(SOFR + 1.43%), 5.26%, 1/12/37(c)(m)		250,000	244,891

Electricite de France S.A., 6.13%, 4/22/56(c)		200,000	193,692
Societe Generale S.A., (SOFR + 1.60%), 5.40%, 4/10/37(c)(k)(m)		250,000	244,149
Sodexo, Inc., 5.80%, 8/15/35(c)		800,000	815,302
TotalEnergies Capital U.S.A. LLC, 4.57%, 1/13/33		10,000	9,889
Veolia Environnement S.A., (2.08% - 5Y EUR Swap Rate), 2.00%, 11/15/27(l)(m)	EUR	100,000	114,313
Worldline S.A., 0.88%, 6/30/27	EUR	100,000	111,888
			4,251,132
Germany – 0.1%
Allianz S.E., (5Y U.S. Treasury CMT + 2.17%), 3.20%, 10/30/27(c)(l)(m)		800,000	764,836
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen, (5Y U.S. Treasury CMT + 3.98%), 5.88%, 5/23/42(c)(m)		400,000	410,145
			1,174,981
Hong Kong – 0.0%(b)
Melco Resorts Finance Ltd., 5.75%, 7/21/28		200,000	198,906
Hungary – 0.1%
Hungary Government Bond,
7.00%, 10/24/35	HUF	36,900,000	127,748
6.25%, 9/23/37	HUF	18,410,000	60,400
3.00%, 10/27/38	HUF	19,890,000	47,570

MVM Energetika Zrt., 6.50%, 3/13/31		298,000	312,112
			547,830
India – 0.1%
IRB Infrastructure Developers Ltd., 7.11%, 3/11/32		200,000	205,055
		Par(a)	Value
India (Continued)
Muthoot Finance Ltd., 5.75%, 8/04/30		$200,000	$198,306
Vedanta Resources Finance II PLC, 10.88%, 9/17/29		200,000	212,521
			615,882
Indonesia – 0.1%
Garuda Indonesia Persero Tbk PT, (100% Cash), 6.50%, 12/28/31		226,797	194,725
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	376,284
3.05%, 3/12/51		222,000	141,179
Indonesia Treasury Bond,
7.00%, 5/15/27	IDR	1,749,000,000	101,631
6.50%, 7/15/30	IDR	2,756,000,000	158,020
5.88%, 3/15/31	IDR	2,381,000,000	132,327
8.25%, 6/15/32	IDR	47,000,000	2,921
7.00%, 2/15/33	IDR	359,000,000	20,922
6.63%, 5/15/33	IDR	241,000,000	13,734

Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28		200,000	200,620
			1,342,363
Israel – 0.0%(b)
Energean Israel Finance Ltd., 8.50%, 9/30/33(c)		9,107	9,656
Italy – 0.1%
Italy Buoni Poliennali Del Tesoro,
2.85%, 2/01/31	EUR	177,000	204,573
3.45%, 2/01/36	EUR	234,000	266,505
			471,078
Japan – 0.4%
Dai-ichi Life Insurance Co. Ltd., (5Y U.S. Treasury CMT + 2.52%), 6.20%, 1/16/35(c)(l)(m)		330,000	337,271
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	8,000,000	26,110
Meiji Yasuda Life Insurance Co., (5Y U.S. Treasury CMT + 2.91%), 6.10%, 6/11/55(c)(m)		550,000	560,527
Nippon Life Insurance Co., (5Y U.S. Treasury CMT + 2.65%), 2.75%, 1/21/51(c)(m)		1,190,000	1,064,129
NTT Finance Corp., 5.50%, 7/16/35(c)		200,000	203,495
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Japan (Continued)
SoftBank Corp., 5.33%, 7/09/35(c)(k)		$350,000	$346,370
Sumitomo Life Insurance Co.,
(5Y U.S. Treasury CMT + 2.65%), 5.88%, 9/10/55(c)(k)(m)		200,000	200,415
(5Y U.S. Treasury CMT + 2.75%), 3.38%, 4/15/81(c)(m)		360,000	328,936

Sumitomo Mitsui Financial Group, Inc., 1.90%, 9/17/28		329,000	310,001
			3,377,254
Lebanon – 0.0%(b)
Lebanon Government International Bond,
6.25%, 11/04/24(o)		18,000	4,536
6.65%, 11/03/28(o)		11,000	2,802
			7,338
Macau – 0.0%(b)
Studio City Finance Ltd., 6.50%, 1/15/28		200,000	199,622
Mexico – 0.3%
Becle S.A.B. de C.V., 2.50%, 10/14/31(c)		400,000	345,416
Eagle Funding Luxco S.a.r.l., 5.50%, 8/17/30(c)(k)		450,000	453,465
Grupo Televisa S.A.B., 6.63%, 1/15/40		2,000	1,735
Mexican Bonos,
8.50%, 3/01/29	MXN	2,230,800	128,679
8.50%, 5/31/29	MXN	52,700	3,034
8.00%, 2/21/36	MXN	750,000	39,548
7.75%, 11/13/42	MXN	6,294,800	302,743
8.00%, 4/29/55	MXN	465,500	22,182
Mexico Government International Bond,
2.66%, 5/24/31		568,000	504,185
5.38%, 5/16/40	EUR	100,000	115,988
4.50%, 1/31/50		620,000	461,280
Petroleos Mexicanos,
5.35%, 2/12/28		10,000	9,988
6.50%, 1/23/29		75,000	76,371
8.75%, 6/02/29		213,000	228,028
5.95%, 1/28/31		26,000	25,437
6.70%, 2/16/32		10,000	10,033

Trust 2401, 7.70%, 1/23/32(c)(k)		293,000	318,837
			3,046,949
		Par(a)	Value
Netherlands – 0.1%
Sunrise FinCo I B.V., 4.88%, 7/15/31(c)(k)		$590,000	$566,825
New Zealand – 0.0%(b)
Powerco Ltd., 6.43%, 4/28/36	AUD	210,000	150,310
Panama – 0.1%
Panama Government International Bond,
8.88%, 9/30/27		93,000	98,134
3.88%, 3/17/28		1,150,000	1,133,900
			1,232,034
Paraguay – 0.0%(b)
Paraguay Government International Bond, 8.50%, 4/04/38(c)	PYG	176,000,000	28,773
Peru – 0.0%(b)
Peruvian Government International Bond,
7.60%, 8/12/39(c)	PEN	57,000	17,124
7.60%, 8/12/39	PEN	138,000	41,458
3.55%, 3/10/51		180,000	124,317
6.20%, 6/30/55		1,000	1,013
			183,912
Philippines – 0.1%
Philippine Government Bond,
6.38%, 7/27/30	PHP	4,420,000	70,702
6.00%, 8/20/30	PHP	25,535,000	403,548
6.38%, 4/28/35	PHP	10,500,000	164,481
Philippine Government International Bond,
3.00%, 2/01/28(k)		200,000	195,879
3.20%, 7/06/46		267,000	184,955

San Miguel Global Power Holdings Corp., (5Y U.S. Treasury CMT + 7.12%), 8.38%, 10/20/30(l)(m)		200,000	199,187
			1,218,752
Poland – 0.1%
Republic of Poland Government Bond,
5.75%, 4/25/29	PLN	442,000	125,077
4.75%, 7/25/29	PLN	247,000	67,900
5.00%, 1/25/30	PLN	230,000	63,512
4.00%, 7/25/31	PLN	73,000	18,916
5.00%, 10/25/34	PLN	283,000	74,799
5.00%, 10/25/35	PLN	642,000	168,246
			518,450
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Portugal – 0.0%(b)
EDP S.A., (1.89% - 5Y EUR Swap Rate), 1.50%, 3/14/82(m)	EUR	100,000	$115,524
Romania – 0.0%(b)
Romanian Government International Bond,
5.25%, 5/30/32	EUR	15,000	17,617
4.63%, 3/04/33(c)	EUR	3,000	3,338
5.38%, 6/07/33(c)	EUR	4,000	4,626
6.13%, 10/07/37(c)	EUR	4,000	4,597
6.50%, 10/07/45(c)	EUR	3,000	3,406
			33,584
Saudi Arabia – 0.1%
Avilease Capital Ltd., 4.75%, 11/12/30(c)		$200,000	195,967
Greensaif Pipelines Bidco S.a.r.l., 6.10%, 8/23/42(c)		500,000	508,783
			704,750
Singapore – 0.0%(b)
GLP Pte. Ltd., 9.75%, 5/20/28		200,000	156,467
South Africa – 0.1%
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	4,763,515	284,406
7.00%, 2/28/31	ZAR	6,086,829	346,091
8.50%, 1/31/37	ZAR	4,492,537	259,533
8.75%, 2/28/48	ZAR	635,000	36,018
			926,048
South Korea – 0.1%
LG Energy Solution Ltd., 5.25%, 4/02/31(c)		800,000	801,481
Spain – 0.2%
Cellnex Finance Co. S.A., 3.88%, 1/19/36	EUR	100,000	113,655
Spain Government Bond,
2.60%, 5/31/31	EUR	365,000	420,983
3.30%, 4/30/36(c)	EUR	1,331,000	1,537,378
			2,072,016
Sri Lanka – 0.0%(b)
Sri Lanka Government International Bond,
4.00%, 4/15/28		2,120	2,023
(Step to 5.10% on 12/15/27), 3.60%, 6/15/35(f)		12,000	9,238
			11,261
		Par(a)	Value
Sweden – 0.0%(b)
EQT AB, 5.85%, 5/08/35(c)		$320,000	$323,061
Switzerland – 0.1%
Argentum Netherlands B.V. for Swiss Re Ltd., (3M USD LIBOR + 3.78%), 5.63%, 8/15/52(m)		330,000	331,785
UBS Group A.G., (5Y AUD Swap Rate + 2.60%), 7.13%, 8/13/32(l)(m)	AUD	285,000	201,622
			533,407
Thailand – 0.1%
Muangthai Capital PCL,
6.88%, 9/30/28		200,000	201,397
7.55%, 7/21/30		250,000	253,588

Thaioil Treasury Center Co. Ltd., (5Y U.S. Treasury CMT + 2.38%), 6.10%, 1/15/31(l)(m)		200,000	195,748
			650,733
Turkey – 0.0%(b)
Turkiye Government Bond,
31.08%, 11/08/28	TRY	638,109	12,848
30.00%, 9/12/29	TRY	732,830	14,258
26.20%, 10/05/33	TRY	760,000	13,934
27.70%, 9/27/34	TRY	757,000	14,458
			55,498
Ukraine – 0.0%(b)
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 28.48%, 2/01/30(c)(f)		1,000	633
(Step to 3.00% on 2/01/27), 21.67%, 2/01/35(c)(f)		2,000	1,018
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(f)		9,400	5,567
(Step to 3.00% on 2/01/27), 21.31%, 2/01/36(f)		22,100	11,249
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(c)(f)		2,000	1,184
			19,651
United Arab Emirates – 0.0%(b)
DAE Funding LLC, 4.95%, 1/15/33(c)		240,000	230,690
DP World Ltd., 6.85%, 7/02/37		100,000	107,386
			338,076
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
United Kingdom – 0.5%
Avianca Midco 2 PLC, 9.00%, 12/01/28(c)(k)		$10,018	$9,717
Barclays PLC, (SOFR + 1.14%), 4.52%, 2/24/32(m)		200,000	195,770
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(c)		200,000	196,098
British Telecommunications PLC, (UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(m)	GBP	200,000	286,598
Fidelis Insurance Holdings Ltd., (5Y U.S. Treasury CMT + 4.28%), 7.75%, 6/15/55(m)		325,000	343,090
Flutter Treasury DAC, 6.38%, 4/29/29(c)		320,000	324,683
Garfunkelux Holdco 3 S.A., 9.00%, 9/01/28	EUR	21,753	25,745
HSBC Holdings PLC,
(SOFR + 1.04%), 5.13%, 11/19/28(m)		337,000	339,843
(SOFR + 1.29%), 5.13%, 3/03/31(k)(m)		531,000	537,672

Insured Lending 1 Ltd., 6.50%, 2/04/32(c)	EUR	350,000	414,739
Nationwide Building Society, (SOFR + 1.65%), 5.54%, 7/14/36(c)(k)(m)		200,000	201,652
NatWest Group PLC, (1Y U.S. Treasury CMT + 2.55%), 3.07%, 5/22/28(m)		200,000	197,142
Reynolds American, Inc., 8.13%, 5/01/40		205,000	240,217
Santander UK Group Holdings PLC, (SOFR Index + 1.58%), 5.14%, 9/22/36(m)		200,000	193,652
Standard Chartered PLC,
(1Y U.S. Treasury CMT + 1.15%), 5.01%, 10/15/30(c)(m)		596,000	600,587
(1Y U.S. Treasury CMT + 3.85%), 4.64%, 4/01/31(c)(m)		214,000	212,491
(5Y U.S. Treasury CMT + 3.02%), 7.63%, 1/16/32(l)(m)		200,000	211,015

Vodafone Group PLC, 7.88%, 2/15/30		103,000	114,773
WPP Finance 2013, 3.63%, 6/09/31(k)	EUR	300,000	341,580
			4,987,064
		Par(a)	Value
Uruguay – 0.0%(b)
Uruguay Government International Bond,
8.00%, 10/29/35	UYU	720,000	$18,384
5.10%, 6/18/50		$267,641	248,357
			266,741
Venezuela – 0.0%(b)
Venezuela Government International Bond,
9.25%, 9/15/27(o)		10,000	5,240
11.95%, 8/05/31(o)		25,100	14,244
			19,484
Total Foreign Issuer Bonds (Cost $47,638,443)			47,290,040

Mortgage-Backed Securities – 33.5%
Commercial Mortgage-Backed Securities – 2.3%
1301 Trust,
Series 2025-1301, Class A, 5.23%, 8/11/30(c)(h)		10,000	10,044
Series 2025-1301, Class E, 7.48%, 8/11/30(c)(h)		13,000	13,189
Series 2025-1301, Class F, 8.37%, 8/11/30(c)(h)		113,000	115,406

1345T, Series 2025-AOA, Class A, (1M CME Term SOFR + 1.60%, 1.60% Floor), 5.25%, 6/15/42(c)(d)		250,000	250,000
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(c)(h)		520,000	505,359
ACRES Commercial Realty Issuer LLC, Series 2026-FL4, Class B, (1M CME Term SOFR + 2.45%), 6.11%, 8/18/44(c)(d)		200,000	199,916
ACRES LLC, Series 2025-FL3, Class A, (1M CME Term SOFR + 1.62%), 5.28%, 8/18/40(c)(d)		200,000	200,248
ARES Commercial Mortgage Trust, Series 2026-GCP, Class D, (1M CME Term SOFR + 2.35%), 6.00%, 2/15/43(c)(d)		250,000	250,312
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.41%, 11/10/29(c)(h)		150,000	151,529
Series 2024-ATRM, Class E, 9.21%, 11/10/29(c)(h)		30,000	30,947
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Atrium Hotel Portfolio Trust,
Series 2025-ATRM, Class A, (1M CME Term SOFR + 1.65%), 5.30%, 8/15/30(c)(d)	$49,000	$49,076
Series 2025-ATRM, Class F, (1M CME Term SOFR + 5.50%), 9.15%, 8/15/30(c)(d)	53,000	52,480
Series 2025-ATRM, Class G, (1M CME Term SOFR + 6.75%), 10.40%, 8/15/30(c)(d)	11,000	10,895
BAHA Trust,
Series 2024-MAR, Class C, 7.52%, 12/10/41(c)(h)	430,000	443,350
Series 2024-MAR, Class D, 8.91%, 12/10/41(c)(h)	200,000	209,441

BANK, Series 2021-BN35, Class C, 2.90%, 6/15/64	32,000	26,925
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 4.17%, 4/25/36(c)(d)	152,500	144,595
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 4.44%, 9/25/37(c)(d)	148,290	140,978
BBCMS Mortgage Trust,
Series 2025-C35, Class AS, 5.84%, 7/15/58	16,000	16,451
Series 2025-C35, Class D, 4.50%, 7/15/58(c)	25,000	20,617

BDS LLC, Series 2025-FL16, Class B, (1M CME Term SOFR + 1.85%), 5.51%, 6/19/43(c)(d)	150,000	149,025
Benchmark Mortgage Trust,
Series 2019-B9, Class XA, 1.01%, 3/15/52(h)(p)	1,564,326	34,524
Series 2020-B21, Class A5, 1.98%, 12/17/53	16,000	14,179
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.15%, 11/15/29(c)(d)	80,000	80,050
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 7.29%, 11/15/29(c)(d)		$50,000	$50,031
Series 2025-660F, Class A, (1M CME Term SOFR + 1.50%), 5.15%, 11/15/42(c)(d)		100,000	100,062

BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1M CME Term SOFR + 1.85%), 5.50%, 8/15/42(c)(d)		622,000	622,777
BOS Trust,
Series 2026-LYRK, Class A, 5.22%, 5/11/31(c)(e)(h)		45,000	44,824
Series 2026-LYRK, Class E, 8.04%, 5/11/31(c)(e)(h)		250,000	249,092

BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.22%, 11/05/39(c)(h)		110,000	111,216
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(c)		70,000	70,902
BRSP Ltd., Series 2026-FL3, Class B, (1M CME Term SOFR + 1.95%), 5.61%, 8/19/43(c)(d)		350,000	349,847
BSPRT Issuer LLC,
series 2025-FL12, Class AS, (1M CME Term SOFR + 1.65%), 5.32%, 1/17/43(c)(d)		150,000	150,115
Series 2026-FL13, Class B, (1M CME Term SOFR + 2.00%), 5.65%, 10/18/43(c)(d)		500,000	499,780
BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 4.19%, 11/15/29(c)(d)	CAD	24,940	18,506
Series 2025-JDI, Class A, (1M CME Term SOFR + 1.40%), 5.05%, 11/15/42(c)(d)		239,196	239,644
Series 2025-SPOT, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.10%, 4/15/40(c)(d)		90,664	90,721
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2026-VLT9, Class A, (1M CME Term SOFR + 1.70%), 5.35%, 3/15/45(c)(d)	$189,000	$188,646
Series 2026-XL6, Class E, (1M CME Term SOFR + 3.00%), 6.65%, 3/15/43(c)(d)	125,000	124,223
BX Trust,
Series 2024-VLT4, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.15%, 6/15/41(c)(d)	95,950	95,650
Series 2025-VLT6, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.10%, 3/15/42(c)(d)	512,000	509,760
Series 2025-VOLT, Class A, (1M CME Term SOFR + 1.70%), 5.35%, 12/15/44(c)(d)	612,000	611,617

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(c)(h)	370,000	361,571
CENT, Series 2025-CITY, Class A, 5.09%, 7/10/40(c)(h)	170,000	170,790
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(c)(h)	100,000	95,485
COMM Mortgage Trust,
Series 2024-CBM, Class A2, 5.87%, 12/10/41(c)	110,000	110,094
Series 2025-167G, Class A, 5.50%, 8/10/40(c)	36,000	35,548
Series 2025-167G, Class E, 8.47%, 8/10/40(c)(h)	30,000	29,763
Series 2025-167G, Class F, 9.46%, 8/10/40(c)(h)	18,000	17,861
Series 2025-SBX, Class B, 5.73%, 8/10/41(c)(h)	14,000	13,897

CONE Trust, Series 2024-DFW1, Class B, (1M CME Term SOFR + 2.29%, 2.29% Floor), 5.95%, 8/15/41(c)(d)	500,000	496,630
CRSNT Trust, Series 2026-MOON, Class A, (1M CME Term SOFR + 1.40%), 5.05%, 2/15/31(c)(d)	100,000	99,813
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class E, 6.55%, 2/10/43(c)(h)		$300,000	$295,563
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.03%, 11/15/42(c)(h)		100,000	100,062
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(c)(h)(p)		13,945,000	100,531
DK Trust,
Series 2025-LXP, Class A, (1M CME Term SOFR + 1.59%), 5.26%, 8/15/37(c)(d)		44,000	44,041
Series 2025-LXP, Class D, (1M CME Term SOFR + 2.89%), 6.56%, 8/15/37(c)(d)		10,000	10,006

EdgeConneX Data Centers Europe B.V., Series 2026-1X, Class A2, (Step to 5.00% on 5/30/31), 4.50%, 4/30/56(f)	EUR	150,000	174,093
Fontainbleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, (1M CME Term SOFR + 5.65%, 5.65% Floor), 9.30%, 12/15/29(c)(d)		100,000	100,927
FS, Series 2026-ORL, Class A, (1M CME Term SOFR + 1.35%), 5.00%, 2/15/41(c)(d)		500,000	499,844
FS Rialto Issuer LLC,
Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 5.29%, 10/19/39(c)(d)		100,000	100,044
Series 2025-FL10, Class A, (1M CME Term SOFR + 1.39%), 5.05%, 8/19/42(c)(d)		850,000	850,071
Series 2026-FL11, Class A, (1M CME Term SOFR + 1.45%), 5.11%, 1/19/44(c)(d)		198,000	197,764

GGP, Series 2026-TY, Class A, 4.67%, 3/05/43(c)(h)		525,000	519,818
GMAC Commercial Mortgage Asset Corp., Series TR-1, Class A, 7.15%, 8/10/36(c)(g)		140,680	151,231
HLEND CLO LLC, Series 2026-5A, Class B, (3M CME Term SOFR + 1.70%), 5.36%, 4/15/39(c)(d)		150,000	149,615
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 4.92%, 10/15/36(c)(d)		$210,300	$208,066
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class A, 5.17%, 11/09/39(c)(h)		510,000	511,551
Series 2024-IGLG, Class D, 6.48%, 11/09/39(c)(h)		140,000	139,675
Series 2024-IGLG, Class E, 7.25%, 11/09/39(c)(h)		435,000	433,964
Series 2024-IGLG, Class F, 8.22%, 11/09/39(c)(h)		372,000	371,088

JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, (1M CME Term SOFR + 1.62%, 1.62% Floor), 5.28%, 6/15/39(c)(d)		100,000	100,000
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.20%, 12/15/39(c)(d)		89,121	89,121
Lagarino European Loan Conduit No. 40 DAC, (3M Euribor + 3.55%), 5.66%, 6/22/37(d)	EUR	127,447	149,445
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3M Euribor + 2.70%, 2.70% Floor), 4.70%, 8/17/33(d)		189,269	222,094
Last Mile Securities PE DAC, Series 2021-1X, Class D, (3M Euribor + 2.35%, 2.35% Floor), 4.35%, 8/17/31(d)		194,960	228,920
LEX Trust,
Series 2026-450, Class A, (1M CME Term SOFR + 1.35%), 5.00%, 3/15/28(c)(d)		60,000	59,925
Series 2026-450, Class E, (1M CME Term SOFR + 3.70%), 7.35%, 3/15/28(c)(d)		650,000	644,910
LoanCore Issuer LLC,
Series 2025-CRE9, Class AS, (1M CME Term SOFR + 1.70%), 5.36%, 8/18/42(c)(d)		350,000	349,719
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
LoanCore Issuer LLC,
Series 2025-CRE9, Class B, (1M CME Term SOFR + 1.95%), 5.61%, 8/18/42(c)(d)	$150,000	$149,820

LRECS LLC, Series 2025-CRE1, ClassAS, (1M CME Term SOFR + 1.75%), 5.41%, 8/19/43(c)(d)	150,000	149,797
MCR Mortgage Trust, Series 2024-HF1, Class A, (1M CME Term SOFR + 1.79%, 1.79% Floor), 5.45%, 12/15/41(c)(d)	295,988	296,358
MF1 LLC, Series 2026-FL21, Class A, (1M CME Term SOFR + 1.35%), 5.01%, 2/18/41(c)(d)	164,000	163,733
MILE Trust, Series 2025-STNE, Class B, (1M CME Term SOFR + 1.70%, 1.70% Floor), 5.35%, 7/15/30(c)(d)	850,000	847,906
Morgan Stanley Capital I Trust,
Series 2019-L2, Class XA, 0.99%, 3/15/52(h)(p)	2,304,825	53,112
Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.22%, 12/15/38(c)(d)	10,000	9,400

MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(h)(p)	973,634	51,893
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.15%, 5/15/43(c)(e)(h)	100,000	99,594
NCMF Trust, Series 2025-MFS, Class E, 7.53%, 6/10/33(c)(h)	500,000	501,678
ORL Trust, Series 2024-GLKS, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.15%, 12/15/39(c)(d)	100,000	100,156
PENN Commercial Mortgage Trust,
Series 2025-P11, Class A, 5.52%, 8/10/42(c)(h)	21,000	21,329
Series 2025-P11, Class B, 6.12%, 8/10/42(c)(h)	250,000	257,178

PFP Ltd., Series 2026-13, Class B, (1M CME Term SOFR + 1.85%), 5.51%, 8/18/43(c)(d)	100,000	100,126
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1M CME Term SOFR + 2.15%), 5.80%, 3/15/43(c)(d)		$100,000	$99,500
PRM8 Trust, Series 2026-PRM8, Class E, 6.53%, 5/10/41(c)(e)(h)		100,000	98,764
RWC Commercial Mortgage Trust, Series 2025-1, Class A, 5.01%, 6/25/40(c)		334,240	331,965
Sage AR Funding, Series 2026-1X, Class C, (SONIO/N Index + 1.75%), 5.49%, 5/18/38(d)	GBP	130,000	176,215
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, (1M CME Term SOFR + 1.25%), 4.90%, 8/15/30(c)(d)		48,000	48,060
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.20%, 11/15/34(c)(d)		18,833	18,833
Series 2024-STRG, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 7.84%, 11/15/34(c)(d)		70,000	69,760
Series 2024-STRG, Class F, (1M CME Term SOFR + 5.19%, 5.19% Floor), 8.84%, 11/15/34(c)(d)		70,000	69,545

STWD Ltd., Series 2021-FL2, Class AS, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.23%, 4/18/38(c)(d)		607,529	606,723
Taurus UK DAC, Series 2025-UK2X, Class D, (SONIO/N Index + 3.20%), 6.95%, 2/18/35(d)	GBP	139,159	189,183
THE Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(c)(h)		30,000	31,936
TRTX Issuer Ltd., Series 2025-FL7, Class AS, (1M CME Term SOFR + 1.70%), 5.36%, 6/18/43(c)(d)		250,000	249,999
UK Logistics DAC, Series 2025-1X, Class D, (SONIO/N Index + 4.00%), 7.75%, 5/17/35(d)	GBP	113,425	154,270
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, 7/13/44(c)(h)	$1,000,000	$1,000,924
VEGAS,
Series 2024-GCS, Class C, 6.22%, 7/10/36(c)(h)	140,000	141,149
Series 2024-GCS, Class D, 6.22%, 7/10/36(c)(h)	215,000	213,431
Velocity Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.55%, 1/25/54(c)	51,721	52,357
Series 2024-6, Class M3, 6.92%, 12/25/54(c)(h)	99,181	99,230
Series 2026-1, Class A, 5.10%, 2/25/56(c)	169,962	167,667
		22,102,080
Federal Home Loan Mortgage Corporation – 5.7%
Multiclass Certificates, Series 2024-P015, Class A1, 4.30%, 11/25/32(h)	26,402	26,185
Pool,
3.50%, 1/01/34 - 2/01/48	237,740	225,414
2.00%, 9/01/35 - 2/01/52	4,930,875	4,107,144
1.50%, 4/01/36 - 6/01/51	864,006	708,584
3.00%, 9/01/37 - 8/01/52	3,715,205	3,330,031
4.50%, 1/01/49 - 7/01/52	428,732	418,569
4.00%, 6/01/49 - 6/01/52	550,339	523,293
2.50%, 7/01/50 - 4/01/52	3,084,494	2,639,899
5.00%, 6/01/52 - 5/01/56	14,061,634	13,903,475
5.00%, 9/01/52(e)	34,223	33,999
6.00%, 11/01/52 - 11/01/55	1,767,167	1,816,877
5.50%, 1/01/53 - 5/01/56	19,813,992	19,933,224
6.50%, 9/01/53 - 11/01/53	79,640	83,436
4.50%, 1/01/56(e)	96,492	92,871
Real Estate Mortgage Investment Conduits,
Series 5112, Class KI, 3.50%, 6/25/51(p)	314,844	57,839
Series 5468, Class WF, (30D Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.75%, 11/25/54(d)	155,313	156,407
Series 5471, Class FM, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.05%, 11/25/54(d)	745,863	755,171
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5478, Class FD, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.05%, 2/25/54(d)	$73,541	$74,460
Series 5482, Class FB, (30D Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.15%, 12/25/54(d)	142,745	144,976
Series 5499, Class B, 5.50%, 7/25/53	480,069	483,341
Series 5500, Class DF, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.00%, 10/25/54(d)	96,434	97,727
Series 5502, Class EF, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.05%, 2/25/55(d)	75,657	76,742
Series 5503, Class FB, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.00%, 2/25/55(d)	55,824	56,499
Series 5508, Class FE, (30D Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.25%, 2/25/55(d)	105,776	107,336
Series 5508, Class FG, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.05%, 2/25/55(d)	182,827	185,102
Series 5513, Class FD, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.00%, 1/25/55(d)	769,316	778,526
Series 5516, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.05%, 3/25/55(d)	1,726,898	1,751,230
Series 5543, Class FH, (30D Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.15%, 6/25/55(d)	106,829	108,515
Series 5554, Class A, 5.25%, 4/25/53	328,501	330,548
Series 5563, Class FA, (30D Average SOFR + 1.35%), 5.00%, 8/25/55(d)	163,421	165,441
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5564, Class CA, 5.00%, 2/25/52	$235,531	$235,442
Series 5566, Class EA, 5.00%, 11/25/51	606,416	606,696
Series 5571, Class BA, 5.00%, 10/25/51	562,572	563,788
Series 5574, Class FB, (30D Average SOFR + 1.35%), 5.00%, 9/25/55(d)	96,578	97,898
		54,676,685
Federal Home Loan Mortgage Corporation Gold – 0.2%
Pool,
3.00%, 10/01/32 - 12/01/32	316,469	306,720
4.50%, 4/01/47 - 4/01/49	392,509	385,674
5.00%, 11/01/48	21,725	21,863
3.50%, 4/01/49	1,617,803	1,509,553
		2,223,810
Federal National Mortgage Association – 8.4%
Pool,
3.00%, 9/01/28 - 7/01/52	18,368,089	16,179,504
2.50%, 12/01/33 - 2/01/52	21,553,724	18,346,131
3.50%, 1/01/34 - 1/01/51	730,072	679,484
2.00%, 9/01/35 - 4/01/52	11,256,519	9,334,988
1.50%, 3/01/36 - 3/01/51	3,443,628	2,870,283
4.50%, 11/01/43 - 9/01/53	1,456,266	1,427,914
4.00%, 7/01/44 - 5/01/52	2,608,360	2,479,190
5.00%, 8/01/48 - 5/01/56	9,361,111	9,266,898
5.50%, 11/01/52 - 4/01/56	10,551,164	10,624,470
6.00%, 11/01/52 - 9/01/55	2,539,172	2,614,297
6.50%, 1/01/53 - 7/01/54	1,178,669	1,228,085
5.69%, 7/01/55	398,045	399,204
5.00%, 12/01/55(e)	81,680	80,934
4.50%, 1/01/56 - 3/01/56(e)	146,332	140,839
Real Estate Mortgage Investment Conduits,
Series 2023-35, Class FC, (30D Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.75%, 8/25/53(d)	161,667	162,989
Series 2023-68, Class FB, (30D Average SOFR + 1.05%, 1.05% Floor, 7.00% Cap), 4.70%, 1/25/54(d)	161,591	162,718
Series 2024-63, Class FH, (30D Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.75%, 9/25/54(d)	113,275	114,203
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2024-88, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.05%, 12/25/54(d)	$91,713	$92,853
Series 2024-96, Class FA, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.05%, 12/25/54(d)	148,840	150,428
Series 2025-1, Class FX, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.00%, 2/25/55(d)	118,458	119,869
Series 2025-13, Class FB, (30D Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 4.95%, 3/25/55(d)	140,919	142,673
Series 2025-2, Class FG, (30D Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.10%, 2/25/55(d)	206,864	209,802
Series 2025-35, Class FJ, (30D Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.25%, 5/25/55(d)	262,798	267,188
Series 2025-52, Class GA, 5.00%, 1/25/53	538,372	538,800
Series 2025-63, Class DF, (30D Average SOFR + 1.40%), 5.05%, 8/25/55(d)	75,295	76,405
Series 2025-64, Class BA, 5.00%, 5/25/52	293,128	292,386
Series 2025-65, Class BA, 5.00%, 11/25/53	554,578	555,389
Series 2025-68, Class CA, 5.00%, 1/25/53	316,526	314,991
Series 2025-69, Class DA, 5.00%, 10/25/51	768,506	769,179
Series 2025-9, Class FG, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.00%, 3/25/55(d)	61,638	62,366
		79,704,460
Government National Mortgage Association – 1.3%
Pool,
3.50%, 5/01/53(e)	26,000	23,499
2.00%, 5/01/55(e)	1,549,000	1,274,130
2.50%, 5/01/55(e)	984,000	842,719
3.00%, 5/01/55(e)	694,000	617,971
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
4.00%, 5/01/55(e)	$506,000	$472,053
4.50%, 5/01/55(e)	1,616,000	1,558,178
5.00%, 5/01/55(e)	1,643,000	1,628,609
5.50%, 5/01/55(e)	2,534,000	2,551,807
6.00%, 5/01/55(e)	1,318,000	1,343,645
6.50%, 5/01/55 - 6/01/55(e)	551,000	575,097
Series 2021-67, Class QI, 3.00%, 4/20/51(p)	58,583	9,772
Series 2021-76, Class JI, 3.00%, 8/20/50(p)	60,164	10,017
Series 2021-96, Class MI, 3.00%, 6/20/51(p)	105,199	17,564
Series 2025-1, Class CT, 5.00%, 1/20/55	87,422	87,405
Series 2025-1, Class MT, 5.00%, 1/20/55	210,088	208,455
Series 2025-117, Class NB, 5.25%, 3/20/52	532,879	536,467
Series 2025-126, Class AD, 5.00%, 5/16/65	53,721	53,254
Series 2025-128, Column AD, 5.00%, 10/16/56	81,281	81,191
Series 2025-129, Class AB, 4.75%, 8/16/54	39,603	39,164
Series 2025-130, Class AL, 4.75%, 10/16/31	39,624	39,175
Series 2025-88, Class AT, 5.00%, 6/16/58	38,828	38,706
Series 2025-9, Class FE, (30D Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 4.89%, 1/20/55(d)	61,280	61,869
		12,070,747
Government National Mortgage Association II – 0.9%
Pool,
3.50%, 4/20/45 - 9/20/52	1,798,572	1,646,746
4.00%, 3/20/47 - 12/20/52	844,345	798,596
4.50%, 4/20/47 - 8/20/50	118,228	116,436
3.00%, 4/20/50 - 1/20/52	1,590,024	1,419,244
2.00%, 8/20/50 - 2/20/51	1,682,494	1,384,878
2.50%, 4/20/51 - 1/20/53	2,281,922	1,956,931
5.00%, 11/20/52	1,051,801	1,049,165
		8,371,996
Uniform Mortgage-Backed Securities – 10.9%
Pool,
6.00%, 5/08/26	1,913	1,956
4.50%, 7/01/38 - 6/01/41(e)	7,310,000	7,246,618
1.50%, 5/01/41(e)	125,000	112,105
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Uniform Mortgage-Backed Securities (Continued)
Pool,
4.00%, 5/01/41 - 6/01/53(e)	$469,000	$445,852
2.00%, 5/01/53 - 6/01/53(e)	611,000	488,681
2.50%, 5/01/53 - 6/01/53(e)	6,071,745	5,081,816
3.00%, 5/01/53 - 6/01/53(e)	5,892,854	5,156,443
3.50%, 5/01/53 - 6/01/53(e)	15,052,528	13,696,572
5.50%, 5/01/53 - 7/01/53(e)	38,608,652	38,782,346
6.50%, 5/01/53(e)	1,055,000	1,094,530
5.00%, 6/01/53 - 7/01/53(e)	27,495,846	27,057,532
6.00%, 6/01/53 - 5/01/54(e)	4,882,261	4,980,701
		104,145,152
Whole Loan – 3.8%
A&D Mortgage Trust,
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(c)	201,500	202,167
Series 2026-NQM1, Class A1, 4.91%, 2/25/71(c)(h)	152,085	150,927

ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(c)(f)	124,916	125,345
Anchor Mortgage Trust, Series 2025-RTL1, Class A1, (Step to 6.72% on 11/01/27), 5.72%, 5/25/40(c)(f)	800,000	799,542
Angel Oak Mortgage Trust,
Series 2021-2, Class A1, 0.99%, 4/25/66(c)	166,662	144,561
Series 2023-7, Class A1, (Step to 4.75% on 6/25/26), 4.80%, 11/25/67(c)(f)	93,442	93,256
Series 2024-10, Class A1, (Step to 6.35% on 11/25/28), 5.35%, 10/25/69(c)(f)	35,483	35,566
Series 2024-11, Class A1, (Step to 6.70% on 11/25/28), 5.70%, 8/25/69(c)(f)	294,826	296,573
Series 2025-1, Class A1, (Step to 6.69% on 2/25/29), 5.69%, 1/25/70(c)(f)	148,535	149,494
Series 2025-8, Class A1, (Step to 6.41% on 8/25/29), 5.41%, 7/25/70(c)(f)	98,018	98,534
		Par(a)	Value
Whole Loan (Continued)

Archwest Mortgage Trust, Series 2025-RTL1, Class A1, (Step to 6.16% on 4/25/28), 5.20%, 10/25/40(c)(f)		$350,000	$349,258
ATLX Trust, Series 2024-RPL2, Class A1, (Step to 4.04% on 11/25/28), 3.85%, 4/25/63(c)(f)		263,853	256,322
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.70%, 12/25/65(c)(h)		512,351	507,627
Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 8.09%, 1/15/67(d)	GBP	64,335	87,969
BRAVO, Series 2024-NQM6, Class A3, (Step to 6.71% on 9/25/28), 5.71%, 8/01/64(c)(f)		517,624	518,468
BRAVO Residential Funding Trust,
Series 2023-NQM6, Class B1, 8.00%, 9/25/63(c)(h)		100,000	100,254
Series 2025-NQM7, Class A2, (Step to 6.66% on 8/25/29), 5.66%, 7/25/65(c)(f)		711,144	713,064
Series 2025-NQM8, Class A2, (Step to 6.29% on 9/25/29), 5.29%, 6/25/65(c)(f)		703,231	701,307

BRAVO Trust, Series 2026-SR1, Class A1, 6.33%, 3/29/46(c)		750,000	747,968
CAFL Issuer L.P., Series 2025-RRTL2, Class A1, (Step to 5.55% on 3/28/27), 5.18%, 11/28/40(c)(f)		200,000	199,655
CAFL Issuer LLC, Series 2024-RTL1, Class A1, (Step to 8.25% on 6/28/27), 6.75%, 11/28/31(c)(f)		100,000	100,638
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36		5,091	2,208
Series 2007-9, Class A1, 5.75%, 7/25/37		24,730	10,906
Series 2007-9, Class A11, 5.75%, 7/25/37		13,512	5,958
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)

CIM Trust, Series 2025-I1, Class M1, 6.44%, 10/25/69(c)	$900,000	$905,082
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/66(c)	51,852	46,969
Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(c)(f)	70,536	70,772
Series 2025-11, Class A1, 5.05%, 11/25/70(c)(h)	180,495	180,294
Series 2025-7, Class A1, (Step to 6.47% on 9/25/29), 5.47%, 6/25/70(c)(f)	97,332	97,787
Series 2025-8, Class A1, (Step to 6.48% on 9/25/29), 5.48%, 8/25/70(c)(f)	88,643	89,070
Cross Mortgage Trust,
Series 2025-H6, Class A2, (Step to 6.54% on 8/25/29), 5.54%, 7/25/70(c)(f)	334,823	335,227
Series 2026-NQM1, Class A2, (Step to 5.95% on 2/25/30), 4.95%, 2/25/61(c)(f)	341,501	338,029
CSMC Trust,
Series 2020-SPT1, Class PT, 6.44%, 4/25/65(c)(h)	107,059	107,659
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(c)(h)	111,000	110,009
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(c)(h)	87,989	88,695
Deephaven Residential Mortgage Trust,
Series 2024-1, Class A1, (Step to 6.74% on 11/25/28), 5.74%, 7/25/69(c)(f)	106,619	107,450
Series 2026-INV1, Class A1, 4.80%, 12/25/70(c)(h)	293,275	291,500
EFMT,
Series 2024-NQM1, Class A1A, (Step to 6.71% on 11/25/28), 5.71%, 11/25/69(c)(f)	257,968	259,398
Series 2025-INV1, Class A1, (Step to 6.63% on 3/25/29), 5.63%, 3/25/70(c)(f)	144,311	145,127
	Par(a)	Value
Whole Loan (Continued)
EFMT,
Series 2025-INV3, Class A1, (Step to 6.44% on 8/25/29), 5.44%, 7/25/70(c)(f)	$108,115	$108,518
Series 2026-INV2, Class A1, 4.68%, 2/25/71(c)(h)	410,905	407,088
Series 2026-NQM1, Class A1, 4.77%, 2/25/71(c)(h)	425,466	422,576
Series 2026-NQM1, Class A1LC, (Step to 5.96% on 2/25/30), 4.96%, 2/25/71(c)(f)	165,000	164,105
GCAT Trust,
Series 2025-INV3, Class A5, 6.00%, 8/25/55(c)(h)	322,890	325,807
Series 2025-NQM2, Class A1, (Step to 6.60% on 6/25/29), 5.60%, 4/25/70(c)(f)	1,129,456	1,135,863
Series 2025-NQM2, Class A3, (Step to 7.01% on 6/25/29), 6.01%, 4/25/70(c)(f)	564,732	567,104
Series 2025-NQM3, Class A1, (Step to 6.55% on 7/25/29), 5.55%, 5/25/70(c)(f)	1,352,749	1,359,619
Series 2025-NQM4, Class A1, (Step to 6.53% on 8/25/29), 5.53%, 6/25/70(c)(f)	140,123	140,796
Series 2025-NQM4, Class A2, (Step to 6.73% on 8/25/29), 5.73%, 6/25/70(c)(f)	412,127	413,315
Series 2026-NQM1, Class A1A, (Step to 5.79% on 3/25/30), 4.79%, 12/25/70(c)(f)	226,759	225,200
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1, Class A4, 4.00%, 5/25/62(c)	62,578	57,822
Series 2026-DSC1, Class A1, (Step to 5.73% on 3/25/30), 4.73%, 5/25/66(c)(f)	513,410	507,900

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	25,456	68,894
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)
Homes Trust,
Series 2024-NQM2, Class A1, (Step to 6.72% on 12/25/28), 5.72%, 10/25/69(c)(f)		$73,809	$74,229
Series 2025-AFC2, Class A1B, (Step to 6.57% on 7/25/29), 5.57%, 6/25/60(c)(f)		632,280	634,812
Series 2025-NQM2, Class A1, (Step to 6.43% on 5/25/29), 5.43%, 2/25/70(c)(f)		81,517	81,765
Series 2025-NQM4, Class A3, (Step to 6.68% on 8/25/29), 5.68%, 8/25/70(c)(f)		856,281	855,140

Household Capital, Series 2025-1, Class A, (3M Australian BBSW + 1.90%), 6.23%, 7/21/87(d)	AUD	57,375	41,169
Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.11%, 11/25/36(d)		82,149	76,150
IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, (1M CME Term SOFR + 0.47%, 0.36% Floor, 11.00% Cap), 4.13%, 2/25/37(d)		8,321	8,174
Japan Housing Finance Agency/Kiko, Series 170, Class 1, 0.36%, 7/10/56	JPY	76,665,000	356,292
JP Morgan Mortgage Trust,
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(c)(h)		25,000	25,235
Series 2025-VIS1, Class M1, 6.41%, 8/25/55(c)(h)		150,000	150,800
Series 2026-NQM1, Class A1LC, (Step to 5.93% on 2/25/30), 4.93%, 6/25/66(c)(f)		85,000	84,368

Jupiter Mortgage No. 1 PLC, Series 1X, Class DR, (SONIO/N Index + 3.00%), 6.75%, 7/20/55(d)	GBP	100,000	137,278
LHOME Mortgage Trust,
Series 2025-RTL3, Class A1, (Step to 6.24% on 2/25/28), 5.24%, 8/25/40(c)(f)		250,000	249,908
		Par(a)	Value
Whole Loan (Continued)
LHOME Mortgage Trust,
Series 2026-RTL1, Class A1, (Step to 5.91% on 8/25/28), 4.91%, 1/25/41(c)(f)		$350,000	$347,203
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37		562,796	90,575
Series 2007-2, Class A2, 6.25%, 1/25/38		289,385	143,146

MFA Trust, Series 2025-NQM3, Class A1, (Step to 6.26% on 8/25/29), 5.26%, 8/25/70(c)(f)		219,237	219,592
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 5.07%, 12/26/46(c)(d)		512	511
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2, Class A1, 5.44%, 7/25/70(c)(h)		108,491	108,855
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(c)		182,800	184,455
Series 2026-NQM2, Class A1, 4.73%, 1/26/71(c)(h)		349,376	346,397

Mortimer PLC, Series 2025-1, Class X, (SONIO/N Index + 3.87%), 7.62%, 9/22/70(d)	GBP	130,000	182,486
New Residential Mortgage Loan Trust,
Series 2024-NQM1, Class A1, (Step to 6.61% on 2/25/31), 5.64%, 1/25/65(c)(f)		115,901	117,159
Series 2024-NQM1, Class M1, 6.47%, 1/25/65(c)		501,164	508,921
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(c)(h)		100,000	101,132
Series 2025-NQM3, Class A1, 5.53%, 5/25/65(c)(h)		609,352	612,997
Series 2025-NQM3, Class A3, (Step to 6.99% on 2/25/30), 5.99%, 5/25/65(c)(f)		609,356	612,414
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2025-NQM4, Class A1, 5.35%, 7/25/65(c)(h)	$84,234	$84,484
Series 2026-NQM3, Class A1, 4.83%, 2/25/66(c)(h)	492,276	488,666
NYMT Loan Trust,
Series 2025-CP1, Class A1, 3.75%, 11/25/69(c)(h)	768,132	739,746
Series 2026-INV1, Class A1, 4.77%, 2/25/61(c)(h)	272,188	270,791
Series 2026-INV1, Class A1LC, (Step to 5.95% on 2/25/30), 4.95%, 2/25/61(c)(f)	100,000	99,644
Series 2026-INV1, Class B1, 6.47%, 2/25/61(c)(h)	180,000	176,733
OBX Trust,
Series 2024-NQM18, Class A3, (Step to 6.87% on 12/25/28), 5.87%, 10/25/64(c)(f)	491,255	492,907
Series 2025-NQM10, Class A3, (Step to 6.71% on 6/25/29), 5.71%, 5/25/65(c)(f)	610,950	612,040
Series 2025-NQM13, Class A3, (Step to 6.82% on 8/25/29), 5.82%, 5/25/65(c)(f)	602,806	604,797
Series 2025-NQM3, Class A1, (Step to 6.65% on 3/25/29), 5.65%, 12/01/64(c)(f)	80,626	81,255
Series 2026-NQM5, Class A2, (Step to 6.57% on 4/25/30), 5.57%, 1/25/66(c)(f)	345,670	344,307
PMT Loan Trust,
Series 2025-INV7, Class A7, 6.00%, 6/25/56(c)(h)	592,721	597,838
Series 2025-INV8, Class A7, 6.00%, 7/25/56(c)(h)	704,506	712,978

PRKCM Trust, Series 2023-AFC1, Class B1, 7.44%, 2/25/58(c)(h)	226,000	225,208
Provident Funding Mortgage Trust,
Series 2025-4, Class A4, 5.50%, 9/25/55(c)	193,792	193,882
	Par(a)	Value
Whole Loan (Continued)
Provident Funding Mortgage Trust,
Series 2026-1, Class A4, 5.00%, 1/25/56(c)(h)	$342,589	$337,216

PRPM, Series 2025-3, Class A1, (Step to 9.26% on 6/25/28), 6.26%, 5/25/30(c)(f)	631,556	629,548
PRPM LLC,
Series 2025-5, Class A1, (Step to 8.73% on 8/25/28), 5.93%, 7/25/30(c)(f)	689,377	687,949
Series 2025-RCF3, Class A1, (Step to 6.25% on 8/25/29), 5.25%, 7/25/55(c)(f)	377,345	377,225
PRPM Trust,
Series 2024-NQM1, Class B1, 7.48%, 12/25/68(c)(h)	100,000	100,530
Series 2025-NQM1, Class A1, (Step to 6.80% on 3/25/29), 5.80%, 11/25/69(c)(f)	72,807	73,259
Series 2025-NQM3, Class A1, 5.61%, 5/25/70(c)(h)	101,031	101,466

RFMSI Trust, Series 006-SA4, Class 2A1, 5.54%, 11/25/36(h)	17,160	14,579
Saluds Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class A1, (Step to 6.32% on 5/25/28), 5.32%, 10/25/40(c)(f)	450,000	447,864
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, 5.14%, 11/25/65(c)(h)	91,271	91,135
Sequoia Mortgage Trust,
Series 2025-5, Class A5, 5.50%, 6/25/55(c)(h)	612,372	612,365
Series 2025-6, Class A11, 5.50%, 12/25/29(c)(h)(l)	400,929	401,193
SG Residential Mortgage Trust,
Series 2021-1, Class A1, 1.16%, 7/25/61(c)	223,423	187,923
Series 2025-1, Class ALCF, 5.23%, 12/25/65(c)	250,000	249,827

Towd Point Mortgage Trust, Series 2025-1, Class A1B, 4.75%, 6/25/65(c)(h)	861,567	854,139
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2021-8, Class A1, 1.82%, 11/25/66(c)(h)	$53,463	$48,980
Series 2025-5, Class A1, (Step to 6.43% on 7/25/29), 5.43%, 6/25/70(c)(f)	97,696	98,166
Series 2025-5, Class A2, (Step to 6.58% on 7/25/29), 5.58%, 6/25/70(c)(f)	640,632	641,648
Series 2025-5, Class A3, (Step to 6.68% on 7/25/29), 5.68%, 6/25/70(c)(f)	640,632	641,986
Series 2025-6, Class A1, (Step to 6.42% on 8/25/29), 5.42%, 7/25/70(c)(f)	232,350	233,766
Series 2025-7, Class A3, 5.54%, 8/25/70(c)(h)	883,547	882,633
Series 2026-2, Class A1LC, (Step to 5.75% on 3/25/30), 4.75%, 2/25/71(c)(f)	371,016	364,667
Series 2026-3, Class A3, (Step to 6.33% on 4/25/30), 5.33%, 3/25/71(c)(f)	597,860	595,764

Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(c)(h)	142,800	138,864
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.76%, 2/25/38(c)(h)(p)	157,622	33,310
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 4.39%, 10/25/46(d)	212,560	191,179
		36,588,862
Total Mortgage-Backed Securities (Cost $324,017,473)		319,883,792

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	119,746	134,947
	Par(a)	Value
California (Continued)
California PFA Taxable Revenue Refunding Bonds, Children’s Hospital (AG Insured), 5.40%, 11/15/31	$100,000	$102,500
California State Taxable GO Unlimited Refunding Bonds, Prerefunded, 4.60%, 4/01/28	325,000	328,845
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	74,502
7.55%, 4/01/39	40,000	47,313

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	48,117
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(q)	25,000	20,456
		756,680
Georgia – 0.0%(b)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	37,000	39,131
Idaho – 0.1%
Idaho State Housing & Finance Association SFM Taxable Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured), 6.01%, 7/01/45	850,000	855,911
Illinois – 0.0%(b)
Illinois State Taxable Pension GO Unlimited Bonds, 5.10%, 6/01/33	261,765	265,876
Louisiana – 0.0%(b)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp., Project, 4.15%, 2/01/33	70,000	69,415
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
New Jersey – 0.0%(b)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	$106,000	$124,121
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	75,539
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	30,154
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	97,166
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	30,139
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	68,119
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	85,000	77,838
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	55,860
		434,815
Ohio – 0.0%(b)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	92,843
	Par(a)	Value
Texas – 0.0%(b)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	$75,000	$77,176
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	89,044	90,254
		167,430
Total Municipal Bonds (Cost $3,034,075)		2,806,222

	Number of Shares
Preferred Stocks – 0.0%(b)
Electric Utilities – 0.0%(b)
NextEra Energy Capital Holdings, Inc., 6.50%	500	12,820
NextEra Energy Capital Holdings, Inc. (New York Exchange), 6.50%	5,000	125,950
Total Preferred Stocks (Cost $137,442)		138,770

	Par(a)
Term Loans – 1.3%(d)
Asset Management – 0.2%
HarbourVest Structured Solutions IV Holdings L.P., Term Loan A, 9/20/26(g)	$342,066	342,066
MG Azalea L.P., Term Loan, (1M USD CME Term SOFR + 2.10%), 6.45%, 6/24/32(g)	1,197,112	1,197,112
		1,539,178
Commercial Support Services – 0.2%
Aramark Intermediate HoldCo Corp., U.S. Term B-10 Loan, (1M USD CME Term SOFR + 1.75%), 5.40%, 6/22/30	582,952	584,957
Atlas Sp Aircraft Loan, 12/12/30(r)	1,000,000	1,000,000
		1,584,957
Consumer Cyclical – 0.1%
Burlington Coat Factory Warehouse Corp., Term B-7 Loan, (1M USD CME Term SOFR + 1.75%), 5.40%, 9/24/31	791,960	791,302
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Electric Utilities – 0.1%
NRG Energy, Inc., 2024 New Term Loan,
(1M USD CME Term SOFR + 1.75%), 5.41%, 4/16/31		$1,899	$1,902
(3M USD CME Term SOFR + 1.75%), 5.42%, 4/16/31		742,405	743,578
			745,480
Engineering & Construction – 0.0%(b)
Dycom Industries, Inc., Term Loan B, (1M USD CME Term SOFR + 1.75%), 5.40%, 1/27/33		300,000	302,064
Gas & Water Utilities – 0.1%
Meade Pipeline Co. LLC, Initial Loan, (3M USD CME Term SOFR + 2.00%), 5.69%, 9/22/32		900,000	901,971
Industrial Support Services – 0.0%(b)
Herc Holdings, Inc., Amendment No. 1 Term Loan, (1M USD CME Term SOFR + 1.75%), 5.40%, 6/02/32		399,000	400,353
Leisure Facilities & Services – 0.1%
DraftKings, Inc., Term Loan B, (1M USD CME Term SOFR + 1.75%), 5.41%, 3/04/32		496,561	496,974
Entain PLC, Facility B-5, (3M USD CME Term SOFR + 2.25%), 5.95%, 7/31/32		323,375	323,317
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.45%, 11/30/30		89,089	88,754
Flutter Entertainment PLC, Third Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 5.70%, 6/04/32		446,625	443,557
PCI Gaming Authority Term B Facility Loan, (1M USD CME Term SOFR + 2.00%), 5.65%, 7/18/31		124,116	124,536
			1,477,138
Machinery – 0.1%
Crane Nxt Co., First Initial Term B Loan, (1M USD Euribor + 2.75%), 4.74%, 12/15/32	EUR	1,000,000	1,179,518
	Par(a)	Value
Metals & Mining – 0.1%
Novelis Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 1.75%), 5.45%, 3/11/32	$893,233	$895,743
Oil & Gas Supply Chain – 0.1%
Colossus AcquireCo LLC, Initial Term Loan, (3M USD SOFR + 1.75%), 5.38%, 7/30/32	796,000	795,833
Software – 0.1%
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.46%, 9/29/28	22,558	20,931
CoreWeave Compute Acquisition Co., VIII LLC, Fixed Rate Delayed Draw Loan,
(1M USD FIXED + 2.00%), 5.82%, 3/31/32	21,829	21,829
(1M USD FIXED + 2.00%), 2.00%, 3/31/32	7,589	7,589
3/31/32(r)(s)	1,014,767	1,014,767
		1,065,116
Specialty Finance – 0.1%
IMC Financing LLC, Term Loan, (1M USD CME Term SOFR + 3.00%), 6.65%, 6/18/32(i)	297,750	299,736
Midcap Funding XLVI Trust Loan, (1M USD CME Term SOFR + 2.50%, 1.00% Floor), 6.16%, 4/23/27(g)	250,000	244,945
		544,681
Transportation & Logistics – 0.0%(b)
Air Canada Term Loan, (3M USD CME Term SOFR + 1.75%), 5.41%, 3/21/31	99,746	99,497
Transportation Equipment – 0.0%(b)
Allison Transmission, Inc., 2026 Term Loan, (1M USD CME Term SOFR + 1.75%), 5.40%, 1/02/33	400,000	402,108
Total Term Loans (Cost $12,674,736)		12,724,939

U.S. Government Obligations – 10.9%
U.S. Treasury Bonds – 4.4%
4.25%, 5/15/39	64,000	61,685
4.38%, 11/15/39	18,814,000	18,221,653
1.13%, 5/15/40	743,000	465,130
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Bonds (Continued)
1.13%, 8/15/40	$1,173,000	$726,618
4.25%, 11/15/40	1,012,700	958,030
1.38%, 11/15/40	1,173,000	750,262
1.88%, 2/15/41(t)	1,663,700	1,144,314
3.75%, 8/15/41	1,029,000	910,384
1.75%, 8/15/41	12,330,000	8,184,519
3.88%, 2/15/43	252,500	222,555
3.63%, 8/15/43	1,009,600	854,847
3.75%, 11/15/43	1,009,600	867,428
4.13%, 8/15/44	325,700	292,825
4.63%, 11/15/44	388,000	372,071
2.50%, 2/15/45(t)	2,008,200	1,394,758
2.75%, 11/15/47(t)	1,828,600	1,277,020
3.00%, 2/15/48	593,000	432,566
2.25%, 8/15/49	1,230,000	756,258
1.38%, 8/15/50	389,000	187,920
1.63%, 11/15/50	251,800	129,775
2.38%, 5/15/51	391,300	241,903
2.00%, 8/15/51	389,000	218,676
1.88%, 11/15/51	664,000	360,038
2.25%, 2/15/52	1,286,200	765,088
3.00%, 8/15/52	26,000	18,246
3.63%, 2/15/53	41,000	32,488
3.63%, 5/15/53	35,500	28,099
4.75%, 11/15/53	441,000	423,463
4.63%, 2/15/55	19,000	17,893
4.75%, 5/15/55	26,000	24,997
4.75%, 2/15/56	43,000	41,401
2.38%, 2/15/55(t)	1,350,000	1,296,917
		41,679,827
U.S. Treasury Notes – 5.7%
1.63%, 4/15/30	3,803,000	3,964,985
1.38%, 7/15/33	260,000	275,699
2.13%, 1/15/35	4,090,000	4,338,614
1.88%, 7/15/35	4,965,000	5,070,212
1.88%, 1/15/36	3,925,000	3,932,539
0.50%, 5/31/27(k)	688,000	664,108
3.25%, 6/30/27	3,109,000	3,089,083
4.38%, 7/15/27	24,000	24,151
2.25%, 8/15/27	1,202,400	1,178,164
3.13%, 8/31/27	6,000	5,944
3.38%, 9/15/27	100,000	99,363
0.38%, 9/30/27	970,000	924,001
4.13%, 10/31/27	1,096,600	1,100,455
0.63%, 11/30/27	12,000	11,405
3.88%, 11/30/27	1,275,500	1,275,350
3.50%, 1/31/28	333,000	330,828
4.00%, 2/29/28	14,000	14,028
3.88%, 3/15/28	3,266,000	3,265,107
1.25%, 3/31/28	1,046,700	996,082
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.50%, 4/30/28	$61,000	$60,540
4.38%, 8/31/28	1,223,100	1,235,809
1.38%, 12/31/28(k)	4,000	3,746
3.75%, 12/31/28	1,174,700	1,169,882
3.50%, 2/15/29(k)	416,000	411,515
3.50%, 3/15/29	35,000	34,614
2.38%, 3/31/29	697,500	668,129
3.25%, 6/30/29	1,253,600	1,228,626
4.25%, 6/30/29	2,000	2,019
4.00%, 2/28/30	478,000	478,504
3.75%, 5/31/30	606,000	600,674
4.00%, 5/31/30	2,400,000	2,401,500
3.88%, 6/30/30	31,000	30,867
4.00%, 7/31/30	175,000	175,014
4.88%, 10/31/30	844,300	874,081
3.75%, 12/31/30	13,000	12,851
3.63%, 12/31/30	6,000,000	5,901,797
3.75%, 1/31/31	3,000	2,966
3.88%, 3/31/31(k)	5,000,000	4,966,797
4.25%, 6/30/31(t)	1,278,500	1,290,336
3.63%, 9/30/31	358,200	350,420
4.13%, 11/30/31	13,000	13,022
4.50%, 12/31/31	321,100	327,535
4.13%, 2/29/32	29,000	29,010
2.88%, 5/15/32	43,600	40,664
4.00%, 7/31/32(t)	11,000	10,906
3.75%, 11/30/32	6,000	5,852
3.88%, 12/31/32	4,000	3,927
4.00%, 1/31/33	18,000	17,797
4.00%, 2/15/34	1,061,800	1,042,970
3.88%, 8/15/34	16,000	15,526
4.63%, 2/15/35	149,000	152,131
4.25%, 5/15/35	43,000	42,679
4.00%, 11/15/35	6,000	5,823
4.13%, 2/15/36(k)	71,000	69,502
		54,238,149
U.S. Treasury Strips – 0.8%
0.00%, 5/15/45(k)(n)(t)	8,000,000	3,035,370
0.00%, 2/15/51(n)	11,750,000	3,286,161
0.00%, 5/15/55(k)(n)	5,250,000	1,216,259
		7,537,790
Total U.S. Government Obligations (Cost $105,753,703)		103,455,766

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Investment Companies – 34.0%
BlackRock Allocation Target Shares - BATS, Series A	5,928,904	$56,621,035
iShares U.S. Treasury Bond ETF(u)	10,483,782	239,239,905
Vanguard Total International Bond ETF	596,264	28,650,485
Total Investment Companies (Cost $326,911,632)		324,511,425

		Par(a)/Number of Shares
Short-Term Investments – 3.6%
Corporate Bonds – 0.4%
Diamondback Energy, Inc., 3.25%, 12/01/26		$990,000	984,904

Discovery Global Holdings, Inc., 3.76%, 3/15/27		2,066,000	2,048,578

EQT Corp., 3.13%, 5/15/26(c)		268,000	267,790

Vistra Operations Co. LLC, 5.05%, 12/30/26(c)		35,000	35,133
			3,336,405
Foreign Issuer Bonds – 0.2%
Brazil Letras do Tesouro Nacional,
0.00%, 7/01/26(n)	BRL	349,000	68,959

0.00%, 10/01/26(n)	BRL	1,610,000	307,677

Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27	BRL	1,119,000	220,828

India Clean Energy Holdings, 4.50%, 4/18/27		400,000	393,100

Lebanon Government International Bond, 6.85%, 3/23/27(o)		31,000	7,833

Mexican Bonos, 7.00%, 9/03/26	MXN	4,043,300	231,333

Petroleos de Venezuela S.A., 6.00%, 11/15/26(o)		18,000	7,110

Petroleos Mexicanos, 6.49%, 1/23/27		14,000	14,098

Rakuten Group, Inc., (4.74% - 5Y EUR Swap Rate), 4.25%, 4/22/27(l)(m)	EUR	200,000	229,523

ReNew Pvt. Ltd., 5.88%, 3/05/27		400,000	398,501
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)

TotalEnergies S.E., (5Y EUR Swap Rate + 1.90%), 2.00%, 1/17/27(l)(m)	EUR	100,000	$115,931
			1,994,893
Money Market Funds – 1.9%
Northern Institutional Funds - Liquid Assets Portfolio, 3.68%(v)(w)		$14,285,575	14,285,575

Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(v)		4,299,841	4,299,841
			18,585,416
Mortgage-Backed Securities – 0.2%
CSMC, Series 2022-LION, Class A, (1M CME Term SOFR + 3.44%, 3.59% Floor), 7.09%, 2/15/27(c)(d)		113,000	112,901

Station Place Securitization Trust, Series 2025-SP2, Class A1, (1M CME Term SOFR + 1.15%), 4.80%, 9/25/26(c)(d)(g)		1,750,000	1,750,000
			1,862,901
U.S. Government Obligations – 0.9%
U.S. Treasury Notes,
0.63%, 7/31/26(k)		1,589,100	1,577,048
4.63%, 10/15/26(k)		53,000	53,227
2.00%, 11/15/26		1,185,800	1,174,933
4.25%, 11/30/26		2,538,000	2,545,634
4.38%, 12/15/26		1,752,700	1,759,898
4.25%, 12/31/26		156,000	156,509
4.00%, 1/15/27(k)		1,032,700	1,034,636
1.88%, 2/28/27		4,000	3,939
4.25%, 3/15/27		392,700	394,379
3.75%, 4/30/27		111,000	110,960
			8,811,163
Total Short-Term Investments (Cost $34,501,053)			34,590,778

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(b)
3-Month SOFR Future, Strike Price USD 97.50, Expires 9/11/26	218	$52,510,750	12,263
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
3-Month SOFR Future, Strike Price USD 97.50, Expires 3/12/27	156	$37,541,400	$27,300
5-Year U.S. Treasury Note Future, Strike Price USD 108.50, Expires 5/22/26	1	107,836	109
E-Mini S&P 500, Strike Price USD 7,700.00, Expires 6/18/26	1	360,450	540
			40,212
Call Options - Over the Counter – 0.0%(b)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.10, Expires 6/25/26, Counterparty: BNP Paribas	2	83,000	1,124
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.35, Expires 6/29/26, Counterparty: Citibank	2	43,000	224
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.65, Expires 5/04/26, Counterparty: Barclays	1	375,852	—
CBOE Volatility Index, Strike Price USD 35.00, Expires 5/19/26, Counterparty: Bank of America	3	871,524	13,044
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,850.00, Expires 5/22/26, Counterparty: Morgan Stanley	2	100,000	426
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,920.00, Expires 5/27/26, Counterparty: Morgan Stanley	1	2,100	7
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,920.00, Expires 5/27/26, Counterparty: UBS	3	121,252	401
Hungarian Forint vs. Euro, Strike Price HUF 410.00, Expires 6/08/26, Counterparty: Barclays	2	55,000 (x)	7
Indian Rupee vs. U.S. Dollar, Strike Price INR 92.80, Expires 5/14/26, Counterparty: Standard Chartered Bank	2	82,000	1,839
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
Indian Rupee vs. U.S. Dollar, Strike Price INR 97.00, Expires 10/05/26, Counterparty: BNP Paribas	1	$3,000	$1,222
Indonesian Rupiah vs. U.S. Dollar, Strike Price IDR 17,200.00, Expires 5/07/26, Counterparty: Bank of America	1	60,000	442
Mexican Peso vs. U.S. Dollar, Strike Price MXN 18.05, Expires 5/04/26, Counterparty: Barclays	1	375,852	28
South African Rand vs. U.S. Dollar, Strike Price ZAR 17.50, Expires 5/06/26, Counterparty: Deutsche Bank	2	17,250	2
South African Rand vs. U.S. Dollar, Strike Price ZAR 17.50, Expires 5/15/26, Counterparty: BNP Paribas	1	143,000	164
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,600.00, Expires 5/04/26, Counterparty: BNP Paribas	2	340,000	—
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.69, Expires 7/06/26, Counterparty: Goldman Sachs	3	138,322 (y)	4,958
U.S. Dollar vs. Thai Baht, Strike Price THB 32.50, Expires 5/22/26, Counterparty: Citibank	2	43,000 (z)	435
U.S. Dollar vs. Thai Baht, Strike Price THB 32.70, Expires 5/22/26, Counterparty: Citibank	2	86,000 (z)	643
			24,966
Call Swaptions - Over the Counter – 0.1%
Markit iTraxx Europe Crossover (Pay Quarterly), Strike Price EUR 300.00, Expires 5/20/26, Counterparty: Bank of America	1	59,000	366
Markit iTraxx Europe Crossover (Pay Quarterly), Strike Price EUR 312.50, Expires 5/20/26, Counterparty: Morgan Stanley	1	38,000	165
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day GBP Sterling Overnight Index Average Rate (At Maturity); Receive 4.15% (At Maturity): Interest Rate Swap Maturing 4/24/2029, Strike Price GBP 4.15, Expires 4/24/28, Counterparty: Goldman Sachs	1	$4,994,000	$32,792
Pay 1-Day USD SOFR (Annually); Receive 1.10% (At Maturity): Interest Rate Swap Maturing 11/05/2027, Strike Price JPY 1.10, Expires 11/02/26, Counterparty: Bank of America	1	322,730,000	103
Pay 1-Day USD SOFR (Annually); Receive 3.25% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.25, Expires 12/28/26, Counterparty: Bank of America	1	2,908,000	7,680
Pay 1-Day USD SOFR (Annually); Receive 3.25% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.25, Expires 12/28/26, Counterparty: Barclays	1	2,908,000	7,680
Pay 1-Day USD SOFR (Annually); Receive 3.30% (Annually): Interest Rate Swap Maturing 9/29/2028, Strike Price USD 3.30, Expires 9/25/26, Counterparty: BNP Paribas	1	3,500,000	6,436
Pay 1-Day USD SOFR (Annually); Receive 3.30% (Annually): Interest Rate Swap Maturing 9/29/2028, Strike Price USD 3.30, Expires 9/25/26, Counterparty: Toronto-Dominion Bank	1	1,741,000	3,202
Pay 1-Day USD SOFR (Annually); Receive 3.35% (Annually): Interest Rate Swap Maturing 9/23/2031, Strike Price USD 3.35, Expires 9/21/26, Counterparty: Barclays	1	10,000,000	34,613
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/29/2028, Strike Price USD 3.38, Expires 12/24/26, Counterparty: Bank of America	1	$1,745,000	$5,748
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/29/2028, Strike Price USD 3.38, Expires 12/24/26, Counterparty: Barclays	1	1,745,000	5,748
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.38, Expires 12/28/26, Counterparty: Barclays	1	2,909,000	9,614
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.38, Expires 12/28/26, Counterparty: Morgan Stanley	2	5,235,000	17,302
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/28/2028, Strike Price USD 3.43, Expires 9/24/26, Counterparty: JPMorgan Chase	2	3,498,000	8,478
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/28/2028, Strike Price USD 3.43, Expires 9/24/26, Counterparty: Toronto-Dominion Bank	1	1,745,000	4,230
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/30/2028, Strike Price USD 3.43, Expires 9/28/26, Counterparty: Citibank	1	4,680,000	11,517
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/30/2028, Strike Price USD 3.43, Expires 9/28/26, Counterparty: Toronto-Dominion Bank	1	$2,286,000	$5,625
Pay 1-Day USD SOFR (Annually); Receive 4.05% (Annually): Interest Rate Swap Maturing 4/03/2038, Strike Price USD 4.05, Expires 3/30/28, Counterparty: Deutsche Bank	1	1,682,355	54,067
Pay 1-Day USD SOFR (Annually); Receive 4.11% (Annually): Interest Rate Swap Maturing 3/29/2038, Strike Price USD 4.11, Expires 3/27/28, Counterparty: Deutsche Bank	1	1,682,356	58,034
Pay 1-Day USD SOFR (At Maturity); Receive 3.00% (At Maturity): Interest Rate Swap Maturing 6/10/2027, Strike Price USD 3.00, Expires 6/08/26, Counterparty: Goldman Sachs	1	14,715,375	284
Pay 3-Month AUD BBSW (Quarterly); Receive 4.80% (Quarterly): Interest Rate Swap Maturing 10/01/2027, Strike Price AUD 4.80, Expires 9/30/26, Counterparty: Bank of America	2	3,200,000	3,888
			277,572
Put Options - Exchange Traded – 0.0%(b)
E-Mini S&P 500, Strike Price USD 6,850.00, Expires 6/18/26	1	360,451	2,888
Put Options - Over the Counter – 0.0%(b)
Chilean Peso vs. U.S. Dollar, Strike Price CLP 875.00, Expires 6/03/26, Counterparty: Deutsche Bank	2	61,000	364
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.65, Expires 7/09/26, Counterparty: Bank of America	2	9,000	380
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Hungarian Forint vs. Euro, Strike Price HUF 365.00, Expires 6/22/26, Counterparty: Bank of America	2	$52,000 (x)	$713
Hungarian Forint vs. Euro, Strike Price HUF 373.00, Expires 5/12/26, Counterparty: Barclays	2	52,000 (x)	1,487
Hungarian Forint vs. U.S. Dollar, Strike Price HUF 329.00, Expires 6/05/26, Counterparty: Societe Generale	2	95,500	5,750
Indian Rupee vs. U.S. Dollar, Strike Price INR 89.00, Expires 5/11/26, Counterparty: Standard Chartered Bank	2	16,000	—
Indian Rupee vs. U.S. Dollar, Strike Price INR 92.40, Expires 1/08/27, Counterparty: HSBC	2	180,000	428
Indian Rupee vs. U.S. Dollar, Strike Price INR 92.50, Expires 7/07/26, Counterparty: BNP Paribas	1	200,000	140
Indian Rupee vs. U.S. Dollar, Strike Price INR 93.00, Expires 10/05/26, Counterparty: Bank of America	1	8,000	959
Indian Rupee vs. U.S. Dollar, Strike Price INR 94.00, Expires 4/26/27, Counterparty: Bank of America	1	3,000	479
Indonesian Rupiah vs. U.S. Dollar, Strike Price IDR 16,400.00, Expires 5/04/26, Counterparty: HSBC	1	141,000	—
Japanese Yen vs. U.S. Dollar, Strike Price JPY 150.00, Expires 5/22/26, Counterparty: BNP Paribas	2	20,000	948
Mexican Peso vs. Canadian Dollar, Strike Price MXN 12.35, Expires 5/12/26, Counterparty: Barclays	1	35,000 (aa)	—
Mexican Peso vs. Euro, Strike Price MXN 19.80, Expires 5/14/26, Counterparty: Bank of America	2	6,000 (x)	21
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
South African Rand vs. U.S. Dollar, Strike Price ZAR 16.80, Expires 5/06/26, Counterparty: UBS	2	$69,000	$802
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 6/04/26, Counterparty: Deutsche Bank	2	19,900 (x)	462
U.S. Dollar vs. Euro, Strike Price USD 1.15, Expires 5/05/26, Counterparty: Goldman Sachs	2	165,000 (x)	13
U.S. Dollar vs. Euro, Strike Price USD 1.15, Expires 6/12/26, Counterparty: BNP Paribas	2	6,000 (x)	679
U.S. Dollar vs. Euro, Strike Price USD 1.16, Expires 5/14/26, Counterparty: BNP Paribas	2	6,000 (x)	607
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.68, Expires 7/16/26, Counterparty: Deutsche Bank	2	13,000 (y)	832
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.71, Expires 5/04/26, Counterparty: JPMorgan Chase	2	143,000 (y)	18
			15,082
Put Swaptions - Over the Counter – 0.0%(b)
Pay 4.05% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 4/03/2038, Strike Price USD 4.05, Expires 3/30/28, Counterparty: Deutsche Bank	1	1,682,355	62,747
Pay 4.11% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/29/2038, Strike Price USD 4.11, Expires 3/27/28, Counterparty: Deutsche Bank	1	1,682,356	58,769
			121,516
Total Purchased Options (Premiums Paid $878,706)			482,236

Total Long Positions – 113.7% (Cost $1,094,245,166)	1,084,186,145

	Par(a)	Value
Short Positions – (6.9)%(ab)
Mortgage-Backed Securities – (6.9)%
Uniform Mortgage-Backed Securities – (6.9)%
Pool,
2.00%, 5/01/41(e)	$(635,000)	$(582,196)
2.50%, 5/01/41(e)	(38,000)	(35,754)
3.00%, 5/01/41(e)	(167,000)	(159,021)
3.50%, 5/01/41(e)	(32,000)	(30,729)
4.50%, 5/01/53 - 6/01/53(e)	(17,128,000)	(16,467,923)
5.00%, 5/01/53 - 6/01/53(e)	(49,085,541)	(48,319,600)
(65,595,223)
Total Mortgage-Backed Securities (Proceeds $66,136,189)		(65,595,223)
Total Short Positions – (6.9)% (Proceeds $66,136,189)		(65,595,223)
Total Written Options – (0.2)% (Premiums Received $2,041,386)		(2,018,922)
Liabilities less Other Assets – (6.6)%(ac)		(62,699,252)
NET ASSETS – 100.0%		$953,872,748
Percentages shown are based on Net Assets.

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund

(a)	Par value is in USD unless otherwise indicated.
(b)	Amount rounds to less than 0.05%.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $203,090,889 or 21.29% of net assets.

(d)	Variable or floating rate security. Rate as of April 30, 2026 is disclosed.
(e)	When-Issued Security. Coupon rate was not yet in effect at April 30, 2026.
(f)	Step coupon bond. Rate as of April 30, 2026 is disclosed.
(g)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2026 is disclosed.

(i)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
April 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $3,935,411 or 0.41% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Evercore, Inc., 5.47%, 7/24/32	6/26/2025	$800,000
IMC Financing LLC, Term Loan, 6.65%, 6/18/32	6/02/2025	296,261
SVC ABS LLC, 5.16%, 3/20/56	2/20/2026	499,783
Vantage Data Centers Germany Borrower Lux S.a.r.l., 4.29%, 6/28/50	5/22/2025	192,862
Vantage Data Centers LLC, 5.13%, 8/15/55	8/07/2025	850,000
VB-S1 Issuer LLC, 4.69%, 3/15/56	2/04/2026	1,063,304
VB-S1 Issuer LLC, 5.19%, 3/15/56	2/04/2026	546,210

(j)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(k)	Security either partially or fully on loan. (See Note 6.)
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2026 is disclosed.
(n)	Zero coupon bond.
(o)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(p)	Security is an Interest Only Strip.
(q)	Century bond maturing in 2112.
(r)	Position is unsettled. Contract rate was not determined at April 30, 2026 and does not take effect until settlement date.
(s)	Unfunded loan commitment. As of April 30, 2026, total value of unfunded loan commitment is $765,807.
(t)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(u)
Fair value of this security exceeds 25% of the Fund’s Net Assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(v)	7-day current yield as of April 30, 2026 is disclosed.
(w)	Security purchased with cash collateral received in connection with securities on loan. (See Note 6.)
(x)	The notional amount is EUR.
(y)	The notional amount is AUD.
(z)	The notional amount is THB.
(aa)	The notional amount is CAD.
(ab)	Securities sold short are not owned by the Fund.
(ac)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
12MTA	12 Month Treasury Average
30D	30 Day
ABS	Asset-Backed Security
AG	Assured Guaranty
ARS	Argentine Peso
AUD	Australian Dollar
BATS	Better Alternative Trading System
BBSW	Bank Bill Swap Rate
BRL	Brazilian Real
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CETIP	Câmara de Custódia e Liquidação
CLICP	Sinacofi Chile Interbank Rate
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
CNRR	China Fixing Repo Rate
CNY	Chinese Offshore Yuan
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CZK	Czech Republic Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
GO	Government Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
KLIBOR	Kuala Lumpur Interbank Offered Rate
KRW	South Korean Won
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MIBOR	Mumbai Interbank Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PFA	Public Finance Authority
PHP	Philippine Peso
PLC	Public Limited Company
PLN	Polish Zloty
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
PRBOR	Prague Interbank Offered Rate
PYG	Paraguay Guarani
REIT	Real Estate Investment Trust
S&P	Standards & Poor’s
SFM	Single Family Mortgage
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TIIE	Tasa de Interés Interbancaria de Equilibrio
TRB	Tax Revenue Bonds
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguay Peso
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Futures Contracts outstanding at April 30, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	1	6/08/2026	EUR	135,498	$467
Euro-BTP	15	6/08/2026	EUR	2,059,052	(10,115)
Short Euro-BTP	3	6/08/2026	EUR	373,221	(2,315)
10-Year U.S. Treasury Note	128	6/18/2026	USD	14,156,000	(50,363)
E-Mini S&P 500	1	6/18/2026	USD	362,188	24,395
U.S. Treasury Long Bond	149	6/18/2026	USD	16,813,718	(177,094)
Ultra 10-Year U.S. Treasury Note	21	6/18/2026	USD	2,370,047	(12,656)
Ultra U.S. Treasury Bond	99	6/18/2026	USD	11,388,094	(339,447)
2-Year U.S. Treasury Note	190	6/30/2026	USD	39,353,750	(93,540)
5-Year U.S. Treasury Note	140	6/30/2026	USD	15,097,031	(60,768)
CME 3-Month SOFR	77	12/16/2026	USD	18,539,675	(93,137)
CME 3-Month SOFR	92	12/14/2027	USD	22,173,149	(120,441)
CME 3-Month SOFR	19	12/21/2028	USD	4,578,288	(4,248)
Total Long Contracts					$(939,262)
Short Contracts
30-Year Euro-Buxl	(2)	6/08/2026	EUR	255,809	$4,020
Euro-Bobl	(4)	6/08/2026	EUR	541,991	(1,484)
Euro-Bund	(22)	6/08/2026	EUR	3,236,833	(615)
CME 3-Month SOFR	(73)	12/16/2026	USD	17,576,575	106,344
Total Short Contracts					$108,265
					$(830,997)

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

6/17/26	Euro	1,535,000	U.S. Dollars	1,773,804	State Street	$31,840
6/17/26	Brazilian Reals	2,567,420	U.S. Dollars	481,286	Goldman Sachs	30,886
6/17/26	Brazilian Reals	1,853,240	U.S. Dollars	345,857	HSBC	23,844
5/05/26	Brazilian Reals	1,892,162	U.S. Dollars	358,094	BNP Paribas	23,514
8/18/26	Mexican Pesos	3,987,709	U.S. Dollars	211,768	Morgan Stanley	14,369
6/17/26	U.S. Dollars	533,980	Philippine Pesos	31,995,751	BNP Paribas	13,901
6/17/26	Mexican Pesos	9,340,742	U.S. Dollars	518,786	Bank of America	13,719
6/17/26	Brazilian Reals	6,576,852	U.S. Dollars	1,301,000	Barclays	11,008
6/22/26	U.S. Dollars	335,918	Philippine Pesos	20,162,450	Barclays	8,260
6/17/26	Mexican Pesos	5,024,434	U.S. Dollars	279,214	Societe Generale	7,223
6/17/26	Colombian Pesos	610,957,500	U.S. Dollars	159,000	Morgan Stanley	7,066
6/17/26	Euro	2,899,614	U.S. Dollars	3,403,975	Toronto-Dominion Bank	6,886
6/17/26	U.S. Dollars	344,000	Indonesian Rupiahs	5,849,651,200	Barclays	6,668
6/22/26	U.S. Dollars	685,029	South African Rand	11,347,153	HSBC	6,637
6/17/26	U.S. Dollars	1,319,870	Euro	1,117,000	Barclays	5,926
6/17/26	South African Rand	8,772,152	U.S. Dollars	518,786	Citibank	5,866
6/17/26	Japanese Yen	58,094,000	U.S. Dollars	366,790	JPMorgan Chase	5,830
12/16/26	U.S. Dollars	867,224	Hong Kong Dollars	6,700,000	Citibank	5,450
5/05/26	Brazilian Reals	368,084	U.S. Dollars	69,302	Barclays	4,933
6/17/26	U.S. Dollars	840,030	Euro	710,000	BNP Paribas	4,846
6/22/26	U.S. Dollars	245,709	Colombian Pesos	887,453,273	Morgan Stanley	4,743
6/22/26	U.S. Dollars	531,771	Mexican Pesos	9,252,374	Barclays	4,531
6/17/26	Euro	208,000	U.S. Dollars	240,194	JPMorgan Chase	4,480
6/17/26	U.S. Dollars	171,969	Indian Rupees	16,000,000	Bank of America	4,365
5/05/26	Brazilian Reals	2,814,818	U.S. Dollars	563,342	Citibank	4,346
6/17/26	U.S. Dollars	182,257	Indonesian Rupiahs	3,089,950,000	Bank of America	4,068
6/17/26	U.S. Dollars	849,549	Euro	719,000	RBS	3,779
6/17/26	U.S. Dollars	144,664	Indonesian Rupiahs	2,450,000,000	HSBC	3,380
5/26/26	U.S. Dollars	161,178	Colombian Pesos	578,273,972	Wells Fargo	3,245
6/02/26	Brazilian Reals	2,059,733	U.S. Dollars	409,396	Citibank	2,953
6/17/26	U.S. Dollars	372,918	Japanese Yen	57,700,000	Goldman Sachs	2,825
6/22/26	U.S. Dollars	416,058	Polish Zloty	1,498,350	Morgan Stanley	2,740
6/22/26	U.S. Dollars	244,132	Indonesian Rupiahs	4,188,496,391	BNP Paribas	2,656
6/02/26	Brazilian Reals	111,405	U.S. Dollars	20,045	Societe Generale	2,257
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	U.S. Dollars	159,153	Indonesian Rupiahs	2,721,212,360	Citibank	$2,229
6/22/26	U.S. Dollars	82,132	Colombian Pesos	295,663,610	Bank of America	1,852
5/26/26	U.S. Dollars	179,699	South African Rand	2,969,539	State Street	1,788
8/18/26	Mexican Pesos	781,600	U.S. Dollars	42,548	Goldman Sachs	1,775
6/17/26	U.S. Dollars	58,108	Indonesian Rupiahs	980,000,000	Morgan Stanley	1,595
7/28/26	Nigerian Naira	44,902,125	U.S. Dollars	30,060	Citibank	1,565
5/05/26	Brazilian Reals	304,719	U.S. Dollars	60,000	Goldman Sachs	1,455
6/17/26	South African Rand	7,248,080	U.S. Dollars	432,214	State Street	1,284
6/17/26	Australian Dollars	1,345,000	U.S. Dollars	966,177	JPMorgan Chase	1,257
7/07/26	U.S. Dollars	94,190	Indian Rupees	8,900,000	BNP Paribas	1,168
6/24/26	U.S. Dollars	53,000	Colombian Pesos	191,308,376	BNP Paribas	1,076
5/26/26	U.S. Dollars	51,584	Philippine Pesos	3,105,720	Barclays	1,060
6/24/26	Japanese Yen	8,553,602	U.S. Dollars	54,000	State Street	894
6/17/26	U.S. Dollars	38,347	Indonesian Rupiahs	650,100,000	BNP Paribas	858
6/22/26	U.S. Dollars	81,068	South African Rand	1,343,958	State Street	719
5/27/26	U.S. Dollars	82,000	Indian Rupees	7,745,679	Citibank	693
6/17/26	U.S. Dollars	202,998	Euro	172,000	State Street	672
6/17/26	U.S. Dollars	56,110	Thai Baht	1,800,000	Barclays	670
6/24/26	U.S. Dollars	61,000	Indonesian Rupiahs	1,046,729,500	Citibank	660
5/26/26	U.S. Dollars	91,798	Mexican Pesos	1,595,689	UBS	657
10/09/26	U.S. Dollars	50,343	Chilean Pesos	44,744,940	Morgan Stanley	628
7/17/26	Colombian Pesos	625,155,007	U.S. Dollars	168,222	Citibank	570
6/17/26	U.S. Dollars	55,834	Philippine Pesos	3,400,000	Barclays	568
6/24/26	U.S. Dollars	26,000	Peruvian Nuevo Soles	89,531	Deutsche Bank	568
6/24/26	U.S. Dollars	74,000	Indian Rupees	7,015,200	JPMorgan Chase	562
10/09/26	U.S. Dollars	34,425	Chilean Pesos	30,490,559	Citibank	549
6/22/26	U.S. Dollars	82,435	Mexican Pesos	1,437,199	State Street	537
6/18/26	Malaysian Ringgit	450,000	U.S. Dollars	112,994	Morgan Stanley	534
6/22/26	U.S. Dollars	106,345	Czech Republic Koruna	2,197,209	HSBC	520
6/22/26	U.S. Dollars	23,792	Peruvian Nuevo Soles	81,985	Citibank	501
6/24/26	Peruvian Nuevo Soles	441,597	U.S. Dollars	125,000	Citibank	440
6/22/26	U.S. Dollars	78,140	Hungarian Forints	24,190,080	RBS	432
6/24/26	Hungarian Forints	69,294,088	U.S. Dollars	222,201	JPMorgan Chase	370
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
5/04/26	U.S. Dollars	26,000	Peruvian Nuevo Soles	89,999	HSBC	$350
7/10/26	U.S. Dollars	30,704	Mexican Pesos	534,114	State Street	315
6/24/26	Japanese Yen	2,693,070	U.S. Dollars	17,000	HSBC	283
6/17/26	Chinese Offshore Yuan	400,000	U.S. Dollars	58,478	Morgan Stanley	281
6/24/26	U.S. Dollars	9,000	Philippine Pesos	540,342	Goldman Sachs	220
6/17/26	Singapore Dollars	50,250	U.S. Dollars	39,401	BNP Paribas	218
6/26/26	U.S. Dollars	17,876	Hungarian Forints	5,500,702	Bank of America	210
5/26/26	U.S. Dollars	41,392	Indonesian Rupiahs	713,713,628	Citibank	190
6/22/26	U.S. Dollars	20,726	Mexican Pesos	360,463	BNP Paribas	185
6/22/26	Czech Republic Koruna	648,280	U.S. Dollars	31,072	Citibank	151
7/07/26	Colombian Pesos	14,316,014	U.S. Dollars	3,726	Bank of America	149
5/27/26	Indian Rupees	29,568,553	U.S. Dollars	310,260	Citibank	126
6/17/26	U.S. Dollars	113,235	Chinese Offshore Yuan	770,000	JPMorgan Chase	124
6/22/26	U.S. Dollars	61,630	Chinese Offshore Yuan	418,616	HSBC	116
8/04/26	U.S. Dollars	20,739	Turkish Lira	1,020,731	Barclays	110
6/24/26	Hungarian Forints	39,569,898	U.S. Dollars	127,000	Barclays	98
6/17/26	U.S. Dollars	58,848	Chinese Offshore Yuan	400,000	BNP Paribas	89
5/26/26	Czech Republic Koruna	508,644	U.S. Dollars	24,414	Goldman Sachs	76
10/23/26	U.S. Dollars	3,429	Peruvian Nuevo Soles	11,880	Citibank	72
6/17/26	Singapore Dollars	70,000	U.S. Dollars	55,126	JPMorgan Chase	63
6/24/26	U.S. Dollars	14,000	Turkish Lira	664,619	Barclays	53
6/24/26	U.S. Dollars	72,360	Chinese Offshore Yuan	492,048	UBS	45
5/05/26	Brazilian Reals	39,854	U.S. Dollars	8,000	Morgan Stanley	38
5/05/26	Brazilian Reals	39,806	U.S. Dollars	8,000	Deutsche Bank	28
6/24/26	Hungarian Forints	12,305,830	U.S. Dollars	39,500	RBS	26
7/23/26	U.S. Dollars	3,055	Mexican Pesos	53,336	State Street	23
7/16/26	U.S. Dollars	3,549	Euro	2,998	BNP Paribas	19
6/24/26	Mexican Pesos	300,000	Japanese Yen	2,660,322	Citibank	19
6/24/26	Swiss Francs	36,511	U.S. Dollars	47,000	Wells Fargo	15
6/24/26	U.S. Dollars	19,430	Euro	16,500	Wells Fargo	14
6/17/26	U.S. Dollars	5,770	Philippine Pesos	354,263	Bank of America	12
6/22/26	U.S. Dollars	3,969	Turkish Lira	188,433	Barclays	7
6/24/26	U.S. Dollars	36,834	Indian Rupees	3,518,015	Barclays	6
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Singapore Dollars	70,000	U.S. Dollars	55,184	HSBC	$5
6/24/26	Swiss Francs	39,607	U.S. Dollars	51,000	Bank of America	2
6/24/26	Chilean Pesos	3,600,280	U.S. Dollars	4,000	Citibank	1
Total Unrealized Appreciation						$323,485

6/24/26	U.S. Dollars	56,678	Euro	48,169	Wells Fargo	$(2)
6/17/26	U.S. Dollars	2,350	Euro	2,000	BNP Paribas	(3)
6/22/26	U.S. Dollars	29,117	Indonesian Rupiahs	505,262,304	BNP Paribas	(13)
10/01/26	U.S. Dollars	10,000	Indian Rupees	968,200	HSBC	(18)
6/17/26	U.S. Dollars	34,353	Indonesian Rupiahs	596,022,500	BNP Paribas	(18)
6/17/26	Singapore Dollars	49,500	U.S. Dollars	39,046	BNP Paribas	(19)
6/17/26	U.S. Dollars	8,612	Philippine Pesos	531,104	BNP Paribas	(20)
6/24/26	Philippine Pesos	60,038	U.S. Dollars	1,000	Goldman Sachs	(24)
6/24/26	South Korean Won	99,960,622	U.S. Dollars	67,981	Barclays	(27)
6/22/26	Turkish Lira	912,775	U.S. Dollars	19,224	Barclays	(32)
5/29/26	U.S. Dollars	4,483	Hungarian Forints	1,405,042	Goldman Sachs	(37)
5/26/26	U.S. Dollars	161,611	Polish Zloty	586,005	Barclays	(47)
5/26/26	U.S. Dollars	43,448	Czech Republic Koruna	903,379	JPMorgan Chase	(47)
7/06/26	Indian Rupees	4,204,200	U.S. Dollars	44,000	Citibank	(52)
6/24/26	Polish Zloty	94,042	U.S. Dollars	26,000	RBS	(59)
6/24/26	U.S. Dollars	33,166	Indian Rupees	3,174,317	Morgan Stanley	(64)
6/17/26	U.S. Dollars	26,970	Indonesian Rupiahs	468,908,622	Bank of America	(70)
5/26/26	U.S. Dollars	23,515	Hungarian Forints	7,331,683	BNP Paribas	(77)
6/24/26	Euro	27,088	Hungarian Forints	9,950,056	HSBC	(85)
6/09/26	Hungarian Forints	14,594,400	Euro	40,000	Barclays	(116)
6/17/26	U.S. Dollars	9,226	Australian Dollars	13,000	Wells Fargo	(125)
6/24/26	Chilean Pesos	11,583,390	U.S. Dollars	13,000	Citibank	(126)
5/05/26	U.S. Dollars	8,000	Brazilian Reals	40,604	HSBC	(189)
5/04/26	U.S. Dollars	47,000	Peruvian Nuevo Soles	165,675	Citibank	(218)
6/02/26	U.S. Dollars	79,019	Brazilian Reals	396,020	Morgan Stanley	(262)
7/07/26	U.S. Dollars	5,235	Colombian Pesos	20,318,727	Barclays	(263)
6/24/26	South African Rand	396,799	U.S. Dollars	24,000	State Street	(281)
5/26/26	U.S. Dollars	148,328	Euro	126,465	JPMorgan Chase	(285)
7/22/26	Argentine Pesos	17,343,711	U.S. Dollars	12,082	Citibank	(294)
6/24/26	Czech Republic Koruna	4,071,440	U.S. Dollars	196,412	Morgan Stanley	(311)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	U.S. Dollars	55,122	Thai Baht	1,800,000	Standard Chartered Bank	$(318)
6/17/26	Philippine Pesos	877,449	U.S. Dollars	14,582	Citibank	(319)
6/24/26	U.S. Dollars	44,569	British Pounds	33,000	Bank of America	(330)
6/17/26	U.S. Dollars	195,196	Singapore Dollars	248,000	State Street	(332)
6/24/26	U.S. Dollars	54,565	Australian Dollars	76,337	Morgan Stanley	(335)
6/17/26	Philippine Pesos	877,243	U.S. Dollars	14,595	Bank of America	(336)
6/24/26	Chinese Offshore Yuan	2,732,044	U.S. Dollars	401,857	Societe Generale	(338)
6/22/26	U.S. Dollars	101,998	Hungarian Forints	31,857,137	Barclays	(339)
7/13/26	Indian Rupees	2,033,228	U.S. Dollars	21,575	Barclays	(342)
6/17/26	Singapore Dollars	70,000	U.S. Dollars	55,576	JPMorgan Chase	(387)
6/24/26	U.S. Dollars	73,000	Canadian Dollars	99,479	Goldman Sachs	(409)
7/07/26	Indian Rupees	8,900,000	U.S. Dollars	93,438	Barclays	(416)
6/17/26	U.S. Dollars	26,103	Japanese Yen	4,141,274	BNY Mellon	(460)
6/24/26	Polish Zloty	944,231	U.S. Dollars	260,935	HSBC	(471)
12/16/26	Hong Kong Dollars	1,344,882	U.S. Dollars	173,464	BNP Paribas	(481)
6/24/26	U.S. Dollars	64,128	British Pounds	47,500	Wells Fargo	(500)
5/04/26	U.S. Dollars	21,979	Turkish Lira	1,020,731	Barclays	(527)
12/16/26	Hong Kong Dollars	1,588,670	U.S. Dollars	204,897	HSBC	(558)
7/07/26	U.S. Dollars	13,988	Colombian Pesos	53,875,413	BNP Paribas	(592)
6/24/26	U.S. Dollars	47,500	Swiss Francs	37,350	Barclays	(594)
7/13/26	Indian Rupees	3,717,777	U.S. Dollars	39,425	Goldman Sachs	(600)
6/17/26	Philippine Pesos	1,754,321	U.S. Dollars	29,229	Barclays	(713)
7/07/26	U.S. Dollars	25,345	Colombian Pesos	96,297,516	State Street	(716)
6/24/26	Colombian Pesos	122,581,250	British Pounds	25,000	Morgan Stanley	(744)
6/17/26	Thai Baht	1,800,000	U.S. Dollars	56,377	BNP Paribas	(937)
6/17/26	U.S. Dollars	1,009,437	Euro	859,000	Barclays	(1,018)
7/07/26	U.S. Dollars	45,690	Colombian Pesos	172,694,281	Citibank	(1,045)
6/17/26	Philippine Pesos	1,923,048	U.S. Dollars	32,350	BNP Paribas	(1,092)
6/24/26	Indian Rupees	5,717,110	U.S. Dollars	61,000	Barclays	(1,152)
6/24/26	Romanian Leu	266,425	U.S. Dollars	61,146	Deutsche Bank	(1,198)
12/16/26	Hong Kong Dollars	3,766,448	U.S. Dollars	485,806	UBS	(1,354)
6/17/26	Philippine Pesos	4,386,306	U.S. Dollars	72,978	Deutsche Bank	(1,679)
5/15/26	U.S. Dollars	1,593,293	Euro	1,358,000	Bank of America	(1,685)
6/17/26	Philippine Pesos	3,400,000	U.S. Dollars	57,056	JPMorgan Chase	(1,791)
6/17/26	U.S. Dollars	391,518	Australian Dollars	547,000	UBS	(1,929)
7/07/26	U.S. Dollars	40,216	Colombian Pesos	156,118,670	JPMorgan Chase	(2,034)
7/27/26	Egyptian Pounds	2,434,598	U.S. Dollars	45,643	Citibank	(2,071)
6/17/26	Indonesian Rupiahs	1,960,000,000	U.S. Dollars	115,355	Goldman Sachs	(2,328)
6/02/26	U.S. Dollars	20,275	Brazilian Reals	113,044	State Street	(2,356)
6/17/26	U.S. Dollars	126,365	Australian Dollars	179,000	JPMorgan Chase	(2,387)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Indian Rupees	5,300,000	U.S. Dollars	58,022	Morgan Stanley	$(2,503)
6/24/26	Malaysian Ringgit	2,106,496	U.S. Dollars	534,291	Barclays	(2,761)
8/18/26	U.S. Dollars	267,600	Mexican Pesos	4,769,309	HSBC	(2,859)
6/17/26	U.S. Dollars	120,596	South African Rand	2,064,567	Morgan Stanley	(2,883)
6/24/26	South African Rand	4,349,608	U.S. Dollars	263,057	Morgan Stanley	(3,055)
6/17/26	Indonesian Rupiahs	2,703,763,200	U.S. Dollars	159,000	Barclays	(3,082)
6/24/26	Mexican Pesos	6,801,997	U.S. Dollars	390,624	State Street	(3,084)
6/18/26	U.S. Dollars	428,430	Australian Dollars	600,000	JPMorgan Chase	(3,130)
6/17/26	U.S. Dollars	120,596	Mexican Pesos	2,172,356	Citibank	(3,248)
5/04/26	Peruvian Nuevo Soles	244,104	U.S. Dollars	73,000	Citibank	(3,430)
6/02/26	U.S. Dollars	29,373	Brazilian Reals	163,914	Deutsche Bank	(3,442)
6/24/26	Indonesian Rupiahs	5,759,946,524	U.S. Dollars	335,671	Citibank	(3,633)
6/17/26	Indonesian Rupiahs	2,930,000,000	U.S. Dollars	172,658	Bank of America	(3,693)
6/02/26	U.S. Dollars	543,518	Brazilian Reals	2,734,522	Citibank	(3,920)
6/24/26	Thai Baht	15,978,845	U.S. Dollars	496,816	HSBC	(4,399)
6/17/26	U.S. Dollars	371,066	Japanese Yen	58,598,000	UBS	(4,787)
6/17/26	U.S. Dollars	427,247	Euro	367,370	State Street	(4,896)
6/17/26	Indian Rupees	10,700,000	U.S. Dollars	117,466	Bank of America	(5,381)
5/15/26	U.S. Dollars	348,727	Canadian Dollars	481,000	JPMorgan Chase	(5,609)
6/24/26	Chilean Pesos	256,990,932	U.S. Dollars	291,866	HSBC	(6,245)
6/18/26	U.S. Dollars	978,651	Australian Dollars	1,370,000	Barclays	(6,745)
5/05/26	U.S. Dollars	503,396	Brazilian Reals	2,538,193	Citibank	(8,503)
6/17/26	U.S. Dollars	443,385	Australian Dollars	645,000	RBS	(20,552)
6/17/26	U.S. Dollars	336,668	Brazilian Reals	1,804,000	HSBC	(23,210)
5/05/26	U.S. Dollars	525,512	Brazilian Reals	2,776,362	BNP Paribas	(34,420)
6/17/26	U.S. Dollars	664,000	Brazilian Reals	3,522,520	Citibank	(38,704)
6/17/26	U.S. Dollars	2,076,239	Euro	1,800,000	Toronto-Dominion Bank	(41,128)
6/17/26	U.S. Dollars	1,842,130	British Pounds	1,387,000	State Street	(45,040)
6/17/26	U.S. Dollars	747,000	Brazilian Reals	3,971,425	UBS	(45,255)
6/17/26	U.S. Dollars	903,750	Brazilian Reals	4,821,054	Goldman Sachs	(57,997)
6/17/26	U.S. Dollars	6,169,093	Euro	5,351,000	Societe Generale	(125,370)
Total Unrealized Depreciation						$(563,361)
Net Unrealized Depreciation						$(239,876)

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at April 30, 2026: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
3-Month SOFR Future	218	USD	52,510,750	98.00	9/11/2026	$(8,175)
3-Month SOFR Future	156	USD	37,541,400	98.00	3/12/2027	(18,525)
E-Mini S&P 500	1	USD	360,450	7,300.00	6/18/2026	(6,050)
Total Written Call Options Contracts (Premiums Received $89,648)						$(32,750)

Written Put Option Contracts outstanding at April 30, 2026: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
5-Year U.S. Treasury Note Future	1	USD	107,836	107.00	5/22/2026	$(125)
E-Mini S&P 500	1	USD	360,451	6,350.00	6/18/2026	(1,025)
Total Written Put Options Contracts (Premiums Received $2,051)						$(1,150)

Written Call Option Contracts outstanding at April 30, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Barclays	1	USD	375,852	BRL	5.65	5/04/2026	$—
Brazilian Real vs. U.S. Dollar	BNP Paribas	2	USD	83,000	BRL	5.30	6/25/2026	(490)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	3	USD	326,000	BRL	5.35	6/29/2026	(1,698)
CBOE Volatility Index	Bank of America	3	USD	871,524	USD	50.00	5/19/2026	(5,224)
Chilean Peso vs. U.S. Dollar	BNP Paribas	1	USD	26,000	CLP	910.00	5/14/2026	(197)
Chilean Peso vs. U.S. Dollar	HSBC	1	USD	95,000	CLP	905.00	5/15/2026	(938)
Chinese Yuan vs. U.S. Dollar	Societe Generale	2	USD	127,000	CNH	6.83	5/11/2026	(180)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	2	USD	50,500	COP	4,000.00	5/22/2026	(58)
Colombian Pesos vs. U.S. Dollar	UBS	3	USD	177,428	COP	4,200.00	5/27/2026	(68)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	3,100	COP	4,200.00	5/27/2026	(1)
Hungarian Forint vs. Euro	Morgan Stanley	2	EUR	55,000	HUF	410.00	6/08/2026	(7)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at April 30, 2026: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Indian Rupee vs. U.S. Dollar	Standard Chartered Bank	2	USD	82,000	INR	92.80	5/14/2026	$(1,839)
Indian Rupee vs. U.S. Dollar	Standard Chartered Bank	2	USD	41,000	INR	94.00	5/22/2026	(514)
Indian Rupee vs. U.S. Dollar	Bank of America	1	USD	3,000	INR	97.00	10/05/2026	(1,222)
Indonesian Rupiah vs. U.S. Dollar	Bank of America	1	USD	60,000	IDR	17,200.00	5/07/2026	(442)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	1	USD	375,852	MXN	18.05	5/04/2026	(28)
South African Rand vs. U.S. Dollar	Bank of America	1	USD	375,000	ZAR	16.74	5/04/2026	(984)
South African Rand vs. U.S. Dollar	UBS	2	USD	17,250	ZAR	17.50	5/06/2026	(2)
South African Rand vs. U.S. Dollar	HSBC	1	USD	143,000	ZAR	17.50	5/15/2026	(164)
South African Rand vs. U.S. Dollar	Goldman Sachs	1	USD	13,000	ZAR	17.40	9/28/2026	(271)
South Korean Won vs. U.S. Dollar	BNP Paribas	1	USD	320,000	KRW	1,600.00	5/04/2026	—
U.S. Dollar vs. Australian Dollar	Goldman Sachs	3	AUD	277,644	USD	0.73	7/06/2026	(2,221)
Total Written OTC Call Options Contracts (Premiums Received $75,710)								$(16,548)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund

Written Put Option Contracts outstanding at April 30, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Barclays	1	USD	375,852	BRL	5.15	5/04/2026	$(14,960)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	240,000	BRL	5.35	6/29/2026	(16,841)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	2	USD	86,000	BRL	5.25	6/29/2026	(4,547)
Brazilian Real vs. Euro	BNP Paribas	2	EUR	77,000	BRL	6.05	7/03/2026	(3,082)
CBOE Volatility Index	Bank of America	3	USD	763,428	USD	19.00	5/19/2026	(56,776)
Chilean Peso vs. U.S. Dollar	BNP Paribas	1	USD	26,000	CLP	910.00	5/14/2026	(505)
Chilean Peso vs. U.S. Dollar	HSBC	1	USD	95,000	CLP	905.00	5/15/2026	(1,534)
Chilean Peso vs. U.S. Dollar	Bank of America	2	USD	62,000	CLP	890.00	5/22/2026	(579)
Colombian Pesos vs. U.S. Dollar	Barclays	1	USD	94,000	COP	3,520.00	5/04/2026	— *
Colombian Pesos vs. U.S. Dollar	BNP Paribas	2	USD	31,000	COP	3,600.00	5/15/2026	(86)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	28,500	COP	3,600.00	5/22/2026	(155)
Colombian Pesos vs. U.S. Dollar	Citibank	1	USD	22,000	COP	3,600.00	5/22/2026	(120)
Hungarian Forint vs. Euro	Barclays	2	EUR	78,000	HUF	365.00	5/12/2026	(623)
Hungarian Forint vs. Euro	Societe Generale	2	EUR	80,000	HUF	372.00	6/05/2026	(2,189)
Hungarian Forint vs. U.S. Dollar	Barclays	2	USD	43,000	HUF	320.00	5/12/2026	(1,378)
Hungarian Forint vs. U.S. Dollar	UBS	2	USD	127,000	HUF	330.00	5/18/2026	(7,984)
Indian Rupee vs. U.S. Dollar	HSBC	2	USD	52,000	INR	94.00	5/22/2026	(84)
Indian Rupee vs. U.S. Dollar	JPMorgan Chase	1	USD	200,000	INR	92.50	7/07/2026	(140)
Indian Rupee vs. U.S. Dollar	BNP Paribas	1	USD	8,000	INR	93.00	10/05/2026	(959)
Indonesian Rupiah vs. U.S. Dollar	Barclays	1	USD	141,000	IDR	16,400.00	5/04/2026	—
Mexican Peso vs. U.S. Dollar	UBS	1	USD	620,000	MXN	17.55	5/14/2026	(5,735)
South African Rand vs. U.S. Dollar	Morgan Stanley	1	USD	620,000	ZAR	16.30	5/14/2026	(1,250)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Option Contracts outstanding at April 30, 2026: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
U.S. Dollar vs. Australian Dollar	BNP Paribas	2	AUD	258,000	USD	0.68	7/16/2026	$(538)
Total Written OTC Put Options Contracts (Premiums Received $70,025)								$(120,065)

*Amount rounds to less than one.

Written Call Interest Rate Swaption Contracts outstanding at April 30, 2026: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/01/2027	4.35% (Quarterly)	3-Month AUD BBSW (Quarterly)	Bank of America	9/30/2026	4.35%	4,780,000	$(1,738)
Interest Rate Swap Maturing 11/10/2037	3.87% (Annually)	1-Day USD SOFR (Annually)	Bank of America	11/08/2027	3.87	1,530,000	(36,278)
Interest Rate Swap Maturing 12/20/2037	4.03% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	12/16/2027	4.03	1,510,000	(45,325)
Interest Rate Swap Maturing 2/02/2038	4.10% (Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	1/31/2028	4.10	1,707,000	(57,298)
Interest Rate Swap Maturing 3/08/2037	3.71% (Annually)	1-Day USD SOFR (Annually)	Citibank	3/04/2027	3.71	832,000	(10,494)
Interest Rate Swap Maturing 3/17/2037	3.87% (Annually)	1-Day USD SOFR (Annually)	Bank of America	3/15/2027	3.87	2,005,500	(35,915)
Interest Rate Swap Maturing 4/11/2038	4.06% (Annually)	1-Day USD SOFR (Annually)	Bank of America	4/07/2028	4.06	3,063,000	(100,245)
Interest Rate Swap Maturing 4/11/2038	4.08% (Annually)	1-Day USD SOFR (Annually)	Bank of America	4/07/2028	4.08	3,063,000	(101,677)
Interest Rate Swap Maturing 4/24/2029	3.65% (At Maturity)	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	Goldman Sachs	4/24/2028	3.65	4,994,000	(18,751)
Interest Rate Swap Maturing 4/26/2038	4.03% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	4/24/2028	4.03	3,427,000	(107,922)
Interest Rate Swap Maturing 5/02/2038	4.09% (Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	4/28/2028	4.09	1,328,000	(45,316)
Interest Rate Swap Maturing 5/07/2031	3.86% (Annually)	6-Month CZK PRBOR (Semi-Annually)	JPMorgan Chase	5/05/2026	3.86	988,000	—
Interest Rate Swap Maturing 6/10/2027	2.50% (At Maturity)	1-Day USD SOFR (At Maturity)	Goldman Sachs	6/08/2026	2.50	14,715,375	(41)
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/13/2026	2.64	2,296,875	(533)
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	8/13/2026	2.64	2,296,875	(533)
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/14/2026	2.69	2,625,000	(691)
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	8/14/2026	2.69	2,625,000	(691)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at April 30, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	Barclays	8/19/2026	2.71%	1,640,625	$(503)
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/19/2026	2.71	1,640,625	(503)
Interest Rate Swap Maturing 9/23/2031	2.85% (Annually)	1-Day USD SOFR (Annually)	Barclays	9/21/2026	2.85	10,000,000	(8,753)
Total Written OTC Call Swaptions Contracts (Premiums Received $727,798)							$(573,207)

Written Put Interest Rate Swaption Contracts outstanding at April 30, 2026: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/06/2029	1-Day USD SOFR (Annually)	4.05% (Annually)	Goldman Sachs	10/04/2027	4.05%	USD	21,172,000	$(113,592)
Interest Rate Swap Maturing 10/16/2028	1-Day USD SOFR (Semi-Annually)	3.40% (Annually)	Citibank	10/14/2026	3.40	EUR	4,259,000	(11,516)
Interest Rate Swap Maturing 10/19/2028	1-Day USD SOFR (Semi-Annually)	3.31% (Annually)	Citibank	10/15/2026	3.31	EUR	2,870,000	(8,969)
Interest Rate Swap Maturing 10/22/2028	1-Day USD SOFR (Semi-Annually)	3.20% (Annually)	Deutsche Bank	10/20/2026	3.20	EUR	5,298,000	(20,093)
Interest Rate Swap Maturing 10/23/2028	1-Day USD SOFR (Annually)	3.85% (Annually)	Goldman Sachs	10/21/2026	3.85	USD	13,614,000	(50,459)
Interest Rate Swap Maturing 11/10/2037	1-Day USD SOFR (Annually)	3.87% (Annually)	Bank of America	11/08/2027	3.87	USD	1,530,000	(60,855)
Interest Rate Swap Maturing 12/10/2029	1-Day USD SOFR (Annually)	4.00% (Annually)	Nomura	12/08/2027	4.00	USD	6,195,947	(37,708)
Interest Rate Swap Maturing 12/20/2029	1-Day USD SOFR (Annually)	4.50% (Annually)	Deutsche Bank	12/16/2027	4.50	USD	9,372,000	(33,785)
Interest Rate Swap Maturing 12/20/2037	1-Day USD SOFR (Annually)	4.03% (Annually)	Morgan Stanley	12/16/2027	4.03	USD	1,510,000	(52,238)
Interest Rate Swap Maturing 12/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Bank of America	12/24/2026	3.95	USD	1,745,000	(6,526)
Interest Rate Swap Maturing 12/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Barclays	12/24/2026	3.95	USD	1,745,000	(6,526)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at April 30, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 12/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Bank of America	12/28/2026	3.95%	USD	2,908,000	$(10,912)
Interest Rate Swap Maturing 12/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Morgan Stanley	12/28/2026	3.95	USD	5,235,000	(19,644)
Interest Rate Swap Maturing 12/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Barclays	12/28/2026	3.95	USD	5,817,000	(21,828)
Interest Rate Swap Maturing 2/02/2038	1-Day USD SOFR (Annually)	4.10% (Annually)	Deutsche Bank	1/31/2028	4.10	USD	1,707,000	(56,995)
Interest Rate Swap Maturing 3/08/2037	1-Day USD SOFR (Annually)	3.71% (Annually)	Citibank	3/04/2027	3.71	USD	832,000	(31,601)
Interest Rate Swap Maturing 3/17/2037	1-Day USD SOFR (Annually)	3.87% (Annually)	Bank of America	3/15/2027	3.87	USD	2,005,500	(60,893)
Interest Rate Swap Maturing 4/11/2038	1-Day USD SOFR (Annually)	4.08% (Annually)	Bank of America	4/07/2028	4.08	USD	3,063,000	(112,084)
Interest Rate Swap Maturing 4/11/2038	1-Day USD SOFR (Annually)	4.06% (Annually)	Bank of America	4/07/2028	4.06	USD	3,063,000	(113,464)
Interest Rate Swap Maturing 4/24/2029	1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	5.20% (At Maturity)	Goldman Sachs	4/24/2028	5.20	GBP	4,994,000	(16,600)
Interest Rate Swap Maturing 4/26/2038	1-Day USD SOFR (Annually)	4.03% (Annually)	Goldman Sachs	4/24/2028	4.03	USD	3,427,000	(133,674)
Interest Rate Swap Maturing 5/02/2038	1-Day USD SOFR (Annually)	4.09% (Annually)	JPMorgan Chase	4/28/2028	4.09	USD	1,328,000	(48,579)
Interest Rate Swap Maturing 6/10/2027	1-Day USD SOFR (At Maturity)	3.50% (At Maturity)	Goldman Sachs	6/08/2026	3.50	USD	14,715,375	(37,473)
Interest Rate Swap Maturing 8/05/2028	1-Day USD SOFR (Annually)	3.70% (Annually)	Morgan Stanley	8/03/2026	3.70	USD	5,664,000	(21,336)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	Morgan Stanley	8/13/2026	3.64	USD	2,296,875	(10,487)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	BNP Paribas	8/13/2026	3.64	USD	2,296,875	(10,488)
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	BNP Paribas	8/14/2026	3.69	USD	2,625,000	(10,782)
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	Toronto-Dominion Bank	8/14/2026	3.69	USD	2,625,000	(10,782)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	Barclays	8/19/2026	3.71	USD	1,640,625	(6,479)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	BNP Paribas	8/19/2026	3.71	USD	1,640,625	(6,479)
Interest Rate Swap Maturing 9/16/2028	1-Day USD SOFR (Annually)	3.80% (Annually)	Deutsche Bank	9/14/2026	3.80	USD	3,809,000	(13,628)
Interest Rate Swap Maturing 9/22/2029	1-Day USD SOFR (Annually)	4.30% (Annually)	Goldman Sachs	9/20/2027	4.30	USD	15,792,000	(62,173)
Interest Rate Swap Maturing 9/28/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Toronto-Dominion Bank	9/24/2026	3.95	USD	1,745,000	(4,605)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at April 30, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 9/28/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	JPMorgan Chase	9/24/2026	3.95%	USD	3,498,000	$(9,232)
Interest Rate Swap Maturing 9/28/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Citibank	9/24/2026	3.95	USD	4,680,000	(12,350)
Interest Rate Swap Maturing 9/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Toronto-Dominion Bank	9/25/2026	3.95	USD	1,741,000	(4,619)
Interest Rate Swap Maturing 9/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	BNP Paribas	9/25/2026	3.95	USD	3,500,000	(9,286)
Interest Rate Swap Maturing 9/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Toronto-Dominion Bank	9/28/2026	3.95	USD	2,286,000	(6,122)
Total Written OTC Put Swaptions Contracts (Premiums Received $1,070,390)								$(1,264,862)
Written Call Credit Default Swaptions outstanding at April 30, 2026:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit iTraxx Europe Crossover (Pay Quarterly)	Bank of America	1	EUR	89,000	337.50	5/20/2026	$(206)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $309)							$(206)
Written Put Credit Default Swaptions outstanding at April 30, 2026:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit iTraxx Europe Crossover (Pay Quarterly)	Morgan Stanley	1	EUR	38,000	275.00	5/20/2026	$(60)
Markit iTraxx Europe Crossover (Pay Quarterly)	JPMorgan Chase	1	EUR	445,000	300.00	6/17/2026	(10,074)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $5,455)							$(10,134)

Interest Rate Swap Contracts outstanding at April 30, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (At Maturity)	3.80% (At Maturity)	5/16/2026	USD	7,578,000	$(20,887)	$—	$(20,887)
1-Day USD SOFR (At Maturity)	3.90% (At Maturity)	5/16/2026	USD	5,815,000	(10,112)	—	(10,112)
3.79% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	7,578,000	21,372	—	21,372
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at April 30, 2026: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.81% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	5,815,000	$15,199	$149	$15,050
6.91% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	9/11/2026	MXN	7,976,463	(528)	—	(528)
1-Day MXN TIIE Funding Rate (Monthly)	6.98% (Monthly)	11/05/2026	MXN	1,301,595	143	—	143
4.00% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2026	PLN	394,000	(48)	(27)	(21)
6.66% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2026	ZAR	5,268,018	1,040	—	1,040
6.72% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2026	ZAR	3,917,000	666	(76)	742
13.70% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	146,659	171	—	171
13.86% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	103,000	122	—	122
13.88% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	872,644	1,001	—	1,001
1-Day INR MIBOR (At Maturity)	5.61% (At Maturity)	6/17/2027	INR	56,924,679	(2,778)	—	(2,778)
1-Day INR MIBOR (At Maturity)	5.62% (At Maturity)	6/17/2027	INR	34,291,975	(1,640)	—	(1,640)
3M ZAR JIBAR (Quarterly)	7.42% (Quarterly)	6/17/2027	ZAR	2,743,000	(34)	—	(34)
1-Day USD SOFR (Annually)	3.67% (Annually)	7/21/2027	USD	7,500,000	(26,539)	107	(26,646)
1-Day USD SOFR (At Maturity)	3.23% (At Maturity)	12/11/2027	USD	7,299,000	(37,028)	—	(37,028)
3.88% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2027	PLN	770,895	1,635	(75)	1,710
3.95% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2027	PLN	443,000	777	(88)	865
6.55% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2027	ZAR	1,353,757	1,082	—	1,082
6M HUF BUBOR (Semi-Annually)	6.25% (Annually)	12/17/2027	HUF	55,111,806	(557)	—	(557)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.40% (At Maturity)	1/03/2028	BRL	2,580,000	(3,226)	—	(3,226)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.75% (At Maturity)	1/03/2028	BRL	1,076,000	(201)	—	(201)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.80% (At Maturity)	1/03/2028	BRL	541,000	(39)	—	(39)
3.32% (Quarterly)	3M MYR KLIBOR (Quarterly)	3/18/2028	MYR	896,000	326	—	326
3.49% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/18/2028	PLN	92,055	425	—	425
6M HUF BUBOR (Semi-Annually)	5.76% (Annually)	3/18/2028	HUF	6,615,883	(226)	—	(226)
1-Day MXN TIIE Funding Rate (Monthly)	7.17% (Monthly)	4/11/2028	MXN	8,000,000	(485)	—	(485)
1-Day INR MIBOR (Semi-Annually)	6.45% (Semi-Annually)	6/17/2028	INR	35,219,453	804	—	804
1-Day INR MIBOR (Semi-Annually)	6.08% (Semi-Annually)	6/17/2028	INR	21,580,547	(1,020)	—	(1,020)
4.15% (Semi-Annually)	6M CZK PRBOR (Semi-Annually)	6/17/2028	CZK	12,254,000	1,066	—	1,066
1-Day USD SOFR (Annually)	3.49% (Annually)	6/27/2028	USD	24,750,000	(229,779)	(17,801)	(211,978)
1-Day USD SOFR (Annually)	3.39% (Annually)	8/07/2028	USD	5,000,000	(56,578)	—	(56,578)
1-Day USD SOFR (Annually)	3.41% (Annually)	8/14/2028	USD	10,150,000	(106,832)	(49,977)	(56,855)
7-Day CNY CNRR (Quarterly)	1.54% (Quarterly)	12/17/2028	CNY	1,783,963	444	—	444
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.02% (At Maturity)	1/02/2029	BRL	415,000	(1,926)	—	(1,926)
7-Day CNY CNRR (Quarterly)	1.56% (Quarterly)	3/18/2029	CNY	160,242	51	—	51
7.52% (Quarterly)	3M ZAR JIBAR (Quarterly)	6/17/2029	ZAR	2,743,000	34	—	34
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at April 30, 2026: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	7.28% (Monthly)	10/31/2030	MXN	2,808,842	$(3,258)	$—	$(3,258)
1-Day MXN TIIE Funding Rate (Monthly)	7.32% (Monthly)	11/05/2030	MXN	528,000	(571)	—	(571)
1-Day INR MIBOR (Semi-Annually)	5.71% (Semi-Annually)	12/17/2030	INR	8,337,000	(2,871)	—	(2,871)
4.00% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2030	PLN	11,670	70	(4)	74
4.05% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2030	PLN	350,000	1,888	(31)	1,919
6.86% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2030	ZAR	3,987,285	6,928	—	6,928
6.87% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2030	ZAR	1,893,000	3,267	—	3,267
6M CZK PRBOR (Semi-Annually)	3.89% (Annually)	12/17/2030	CZK	7,216,103	(6,644)	—	(6,644)
6M HUF BUBOR (Semi-Annually)	6.29% (Annually)	12/17/2030	HUF	8,118,150	362	—	362
7-Day CNY CNRR (Quarterly)	1.58% (Quarterly)	12/17/2030	CNY	1,486,431	450	—	450
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.18% (At Maturity)	1/02/2031	BRL	311,000	(1,051)	—	(1,051)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.24% (At Maturity)	1/02/2031	BRL	263,000	(1,045)	—	(1,045)
1-Day MXN TIIE Funding Rate (Monthly)	7.53% (Monthly)	1/03/2031	MXN	449,583	(291)	—	(291)
3.58% (Semi-Annually)	(Semi-Annually)	3/18/2031	CZK	466,850	794	—	794
3.62% (Semi-Annually)	6M CZK PRBOR (Semi-Annually)	3/18/2031	CZK	468,300	761	—	761
6.69% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/18/2031	ZAR	612,674	1,419	—	1,419
6M CZK PRBOR (Semi-Annually)	3.74% (Annually)	3/18/2031	CZK	1,073,236	(1,446)	—	(1,446)
6M HUF BUBOR (Semi-Annually)	5.98% (Annually)	3/18/2031	HUF	1,364,358	15	—	15
7-Day CNY CNRR (Quarterly)	1.64% (Quarterly)	3/18/2031	CNY	129,554	84	—	84
1-Day MXN TIIE Funding Rate (Monthly)	7.68% (Monthly)	4/07/2031	MXN	1,363,000	(547)	—	(547)
7.55% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	4/10/2031	MXN	1,527,248	1,078	—	1,078
1-Day INR MIBOR (Semi-Annually)	6.51% (Semi-Annually)	6/17/2031	INR	6,519,109	(432)	—	(432)
1-Day THB Thai Overnight Repurchase Rate (Quarterly)	1.62% (Quarterly)	6/17/2031	THB	5,035,397	(648)	—	(648)
1-Day THB Thai Overnight Repurchase Rate (Quarterly)	1.64% (Quarterly)	6/17/2031	THB	593,029	(56)	—	(56)
1-Day THB Thai Overnight Repurchase Rate (Quarterly)	1.65% (Quarterly)	6/17/2031	THB	592,992	(46)	—	(46)
3M KRW KSDA (Quarterly)	3.67% (Quarterly)	6/17/2031	KRW	114,320,000	(552)	—	(552)
3M ZAR JIBAR (Quarterly)	7.51% (Quarterly)	6/17/2031	ZAR	2,495,000	(1,096)	—	(1,096)
4.12% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2031	PLN	371,000	2,049	—	2,049
4.22% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2031	PLN	483,000	2,095	—	2,095
4.40% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2031	PLN	371,000	796	—	796
6.16% (Semi-Annually)	1-Day INR MIBOR (Semi-Annually)	6/17/2031	INR	20,679,038	4,463	—	4,463
6M CZK PRBOR (Semi-Annually)	4.44% (Annually)	6/17/2031	CZK	803,764	55	—	55
4.12% (Quarterly)	7-Day CNY CNRR (Quarterly)	9/16/2031	CNY	3,160,000	(850)	—	(850)
3.51% (Quarterly)	3M MYR KLIBOR (Quarterly)	9/17/2031	MYR	1,010,000	501	—	501
1-Day MXN TIIE Funding Rate (Monthly)	8.27% (Monthly)	12/05/2035	MXN	807,478	99	—	99
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at April 30, 2026: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.00% (Monthly)	12/28/2035	MXN	89,154	$(84)	$—	$(84)
6M CZK PRBOR (Semi-Annually)	4.56% (Annually)	6/17/2036	CZK	345,150	33	—	33
6M CZK PRBOR (Semi-Annually)	4.60% (Annually)	6/17/2036	CZK	185,850	46	—	46
6M HUF BUBOR (Semi-Annually)	5.65% (Annually)	6/18/2036	HUF	7,595,630	127	—	127
6M HUF BUBOR (Semi-Annually)	5.49% (Annually)	6/18/2036	HUF	7,480,096	2	—	2
6M HUF BUBOR (Semi-Annually)	5.54% (Annually)	6/18/2036	HUF	7,447,714	42	—	42
Total					$(448,169)	$(67,823)	$(380,346)

Interest Rate Swap Contracts outstanding at April 30, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP COOVI (Quarterly)	9.54% (Quarterly)	Morgan Stanley	12/17/2027	COP	532,883,247	$(6,018)	$—	$(6,018)
1-Day COP COOVI (Quarterly)	9.31% (Quarterly)	Goldman Sachs	12/17/2027	COP	270,385,079	(3,326)	—	(3,326)
1-Day COP COOVI (Quarterly)	9.37% (Quarterly)	Goldman Sachs	12/17/2027	COP	268,405,051	(3,232)	—	(3,232)
4.44% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Goldman Sachs	12/17/2027	CLP	129,274,306	1,039	—	1,039
4.44% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	12/17/2027	CLP	128,590,000	1,033	—	1,033
1-Day COP COOVI (Quarterly)	10.78% (Quarterly)	Goldman Sachs	3/18/2028	COP	86,423,273	(580)	—	(580)
9.36% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	12/17/2029	COP	150,050,358	3,224	—	3,224
9.42% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	12/17/2029	COP	149,610,330	3,139	—	3,139
9.54% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	12/17/2029	COP	293,398,225	5,861	—	5,861
10.60% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	3/18/2030	COP	47,802,285	546	—	546
5.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	BNP Paribas	6/17/2036	CLP	31,800,000	(248)	—	(248)
Total						$1,438	$—	$1,438
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection as of April 30, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 3.75%, Due: 9/12/2031 (Pay Quarterly)	1.00%	6/20/2031	USD	188,635	$1,544	$3,981	$(2,437)
Kingdom of Morocco, 3.00%, Due: 12/15/2032 (Pay Quarterly)	1.00%	6/20/2031	USD	26,670	(295)	(62)	(233)
Markit CDX North America High Yield Index Series 46 (Pay Quarterly)	5.00%	6/20/2031	USD	37,433	(2,881)	(1,471)	(1,410)
Markit iTraxx Europe Crossover Index Series 45 (Pay Quarterly)	5.00%	6/20/2031	EUR	88,311	(9,867)	(7,057)	(2,810)
Markit iTraxx Europe Index Series 45 (Pay Quarterly)	1.00%	6/20/2031	EUR	2,800,000	(67,460)	(57,193)	(10,267)
Oman Government International Bond, 4.75%, Due: 6/15/2026 (Pay Quarterly)	1.00%	6/20/2031	USD	26,676	(361)	(6)	(355)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2031	USD	114,430	5,207	6,421	(1,214)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2031	USD	200,778	(1,326)	483	(1,809)
Total					$(75,439)	$(54,904)	$(20,535)

Credit Default Swap Contracts outstanding - Sell Protection as of April 30, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	2.56%	5.00%	12/20/2030	EUR	807,800	$98,411	$77,643	$20,768
Markit CDX North America Investment Grade Index Series 46 (Pay Quarterly)	0.55%	1.00%	6/20/2031	USD	3,300,000	72,998	64,700	8,298
Saudi International Bond, 4.75%, Due: 1/16/2030 (Pay Quarterly)	0.68%	1.00%	6/20/2031	USD	53,225	861	340	521
Total						$172,270	$142,683	$29,587

Credit Default Swap Contracts outstanding - Buy Protection at April 30, 2026: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina, 1.00%, Due: 7/09/2029 (Pay Quarterly)	5.00%	12/20/2027	Barclays	USD	3,000	$(43)	$55	$(98)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	(18,474)	(14,234)	(4,240)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(9,055)	(7,439)	(1,616)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at April 30, 2026: Over the Counter (continued)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	$(9,106)	$(6,785)	$(2,321)
Total						$(36,678)	$(28,403)	$(8,275)

Credit Default Swap Contracts outstanding - Sell Protection at April 30, 2026: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
PacifiCorp, 3.30%, Due: 3/15/2051 (Pay Quarterly)	0.21%	0.13%	9/29/2027	JPMorgan Chase	USD	142,500	$(140)	$(30)	$(110)
Markit iTraxx Europe Crossover Index Series 42 (Pay Quarterly)	3.53%	5.00%	12/20/2029	BNP Paribas	EUR	53,000	3,462	3,710	(248)
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	2.19%	5.00%	12/20/2030	Goldman Sachs	EUR	53,000	7,894	7,530	364
Altice France S.A., 4.75%, Due: 10/15/2030 (Pay Quarterly)	1.79%	5.00%	6/20/2027	JPMorgan Chase	EUR	13,000	637	244	393
Altice France S.A., 4.75%, Due: 10/15/2030 (Pay Quarterly)	1.79%	5.00%	6/20/2027	Morgan Stanley	EUR	12,000	588	301	287
Total							$12,441	$11,755	$686

Inflation Swap Contracts outstanding at April 30, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.43% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2030	USD	1,015,254	$14,622	$—	$14,622
2.63% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	9/09/2030	USD	2,056,000	13,216	—	13,216
Total					$27,838	$—	$27,838

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Total Return Swap Contracts outstanding as of April 30, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (At Maturity)	iBoxx USD Liquid High Yield Index	6/22/2026	JPMorgan Chase	USD	4,449,000	$(19,388)	$(8,560)	$(10,828)
1-Day USD SOFR (At Maturity)	iBoxx USD Liquid High Yield Index	6/22/2026	Bank of America	USD	3,250,000	(23,926)	(9,102)	(14,824)
1-Day USD SOFR (Quarterly)	iBoxx USD Liquid Investment Grade Index	6/22/2026	Goldman Sachs	USD	2,115,600	5,832	(9,777)	15,609
1-Day USD SOFR (Quarterly)	iBoxx USD Liquid Investment Grade Index	6/22/2026	JPMorgan Chase	USD	646,000	(2,024)	(3,120)	1,096
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	6/22/2026	Morgan Stanley	USD	5,242,000	(7,901)	4,674	(12,575)
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	6/22/2026	Bank of America	USD	2,899,000	(29,133)	13,694	(42,827)
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	6/22/2026	JPMorgan Chase	USD	323,000	(3,413)	1,526	(4,939)
Total						$(79,953)	$(10,665)	$(69,288)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$95,984,390	$1,841,000	$97,825,390
Common Stocks	15,066	—	—	15,066
Convertible Bonds	—	201,915	—	201,915
Convertible Preferred Stocks	57,760	—	—	57,760
Corporate Bonds	—	133,557,825	6,607,706	140,165,531
Foreign Government Inflation-Linked Bonds	—	36,515	—	36,515
Foreign Issuer Bonds	—	47,290,040	—	47,290,040
Mortgage-Backed Securities	—	319,732,561	151,231	319,883,792
Preferred Stocks	125,950	12,820	—	138,770
Municipal Bonds	—	2,806,222	—	2,806,222
Term Loans	—	10,940,816	1,784,123	12,724,939
U.S. Government Obligations	—	103,455,766	—	103,455,766
Investment Companies	324,511,425	—	—	324,511,425
Short-Term Investments	18,585,416	14,255,362	1,750,000	34,590,778
Purchased Options	43,100	439,136	—	482,236
Total Assets – Investments at value	$343,338,717	$728,713,368	$12,134,060	$1,084,186,145
Liabilities:
Mortgage-Backed Securities	$—	$(65,595,223)	$—	$(65,595,223)
Total Liabilities – Investments at value	$—	$(65,595,223)	$—	$(65,595,223)
Net Investments	$343,338,717	$663,118,145	$12,134,060	$1,018,590,922

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$135,226	$—	$—	$135,226
Forward Foreign Currency Exchange Contracts	—	323,485	—	323,485
Swap Contracts	—	163,923	—	163,923
Total Assets - Derivative Financial Instruments	$135,226	$487,408	$—	$622,634
Liabilities:
Futures Contracts	$(966,223)	$—	$—	$(966,223)
Forward Foreign Currency Exchange Contracts	—	(563,361)	—	(563,361)
Written Options	(33,900)	(1,985,022)	—	(2,018,922)
Swap Contracts	—	(582,818)	—	(582,818)
Total Liabilities - Derivative Financial Instruments	$(1,000,123)	$(3,131,201)	$—	$(4,131,324)
Net Derivative Financial Instruments	$(864,897)	$(2,643,793)	$—	$(3,508,690)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC (“MIM”) in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 4/30/25	Accrued discounts (premiums)	Realized gains (losses)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into level 3	Transfers out of level 3	Balance as of 4/30/26	Change in unrealized appreciation (depreciation) from investments still held at 4/30/26
Investments, at value
Asset-Backed Securities - Other	$—	$—	$—	$(9,000)	$1,850,000	$—	$—	$—	$1,841,000	$(9,000)
Common Stocks - Asset Management	11,340	—	—	—	—	(11,340)	—	—	—	—
Corporate Bonds - Asset Management	—	44	—	(50,700)	1,366,564	—	—	—	1,315,908	(50,700)
Corporate Bonds - Biotechnology & Pharmaceuticals	—	—	—	(4,014)	200,000	—	—	—	195,986	(4,014)
Corporate Bonds - Electric Utilities	209,624	702	—	3,110	17,182	—	—	—	230,618	3,110
Corporate Bonds - Gas & Water Utilities	—	—	—	4,725	300,000	—	—	—	304,725	4,725
Corporate Bonds - Institutional Financial Services	—	—	—	15,862	1,358,000	—	—	—	1,373,862	15,862
Corporate Bonds - IT Services	—	—	—	—	1,625,000	—	—	—	1,625,000	—
Corporate Bonds - Real Estate Investment Trusts	—	—	—	—	400,000	—	—	—	400,000	—
Corporate Bonds - Specialty Finance	—	—	—	—	—	—	461,607	—	461,607	—
Corporate Bonds - Transportation & Logistics	—	—	—	—	700,000	—	—	—	700,000	—
Mortgage-Backed Securities - Commercial Mortgage-Backed Securities	—	(278)	(273)	275	155,183	(3,676)	—	—	151,231	275
Short-Term Investments - Mortgage-Backed Securities	—	—	—	—	1,750,000	—	—	—	1,750,000	—
Term Loans - Asset Management	—	—	—	—	1,700,000	(160,822)	—	—	1,539,178	—
Term Loans - Specialty Finance	—	—	—	(5,055)	250,000	—	—	—	244,945	(5,055)
Total	$220,964	$468	$(273)	$(44,797)	$11,671,929	$(175,838)	$461,607	$—	$12,134,060	$(44,797)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of April 30, 2026:
Financial Assets	Fair Value at 4/30/26	Valuation Approach	Unobservable Inputs	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input
Asset-Backed Securities	$950,000	Market Approach	Recent Transaction	N/A	N/A	Increase
Asset-Backed Securities	$891,000	Market Approach	Third Party Broker Quote	$99.00	N/A	Increase
Corporate Bonds	$3,911,168	Market Approach	Recent Transaction	N/A	N/A	Increase
Corporate Bonds	$2,465,920	Market Approach	Third Party Broker Quote	$93.51 - $102.40	$98.76	Increase
Corporate Bonds	$230,618	Market Approach	Indicative Quote	$99.63	N/A	Increase
Mortgage-Backed Securities	$151,231	Market Approach	Recent Transaction	N/A	N/A	Increase
Short-Term Investments	$1,750,000	Market Approach	Recent Transaction	N/A	N/A	Increase
Term Loans	$1,784,123	Market Approach	Recent Transaction	N/A	N/A	Increase
Total	$12,134,060
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar Municipal Bond Fund

	Par	Value
Municipal Bonds – 90.9%
Alabama – 2.1%
Alabama State University Revenue Bonds (AG Insured), 5.75%, 9/01/50	$100,000	$108,321
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	250,000	252,176
Black Belt Energy Gas District Gas Project Revenue Bonds, Series B, 5.00%, 10/01/35	500,000	501,356
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,347,177
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	250,000	261,928
Black Belt Energy Gas District Gas Project Revenue Bonds, Series F, 5.00%, 12/01/35	350,000	370,770
Black Belt Energy Gas District Gas Project Revenue Bonds, Series I, 5.00%, 10/01/33(d)	100,000	106,630
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	506,685
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 3.74%, 10/01/27(a)(c)	250,000	248,778
Lower Alabama Gas District Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 12/01/33	150,000	156,822
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	368,361
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	500,482
	Par	Value
Alabama (Continued)
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series A,
5.00%, 6/01/30	$175,000	$178,826
5.00%, 6/01/31	325,000	332,181
Southeast Energy Authority Cooperative District Gas Supply Revenue Bonds, Series F,
5.25%, 11/01/35	500,000	540,167
5.25%, 11/01/35(a)(b)(c)	500,000	540,537

Southeast Energy Authority Cooperative Revenue Bonds, Series D, 5.00%, 9/01/35	100,000	107,682
Southeast Energy Authority Cooperative Revenue Bonds, Series E, 5.00%, 10/01/30	500,000	534,349
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(e)	260,000	261,819
		7,225,047
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	626,025
Alaska State Railroad Corp., Cruise Port Revenue Bonds (AMT) (AG Insured), 5.50%, 10/01/31	200,000	221,341
		847,366
Arizona – 1.1%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	143,638
Arizona State IDA MFH Variable Revenue Bonds, Diamond View at Ballpark Village, 2.76%, 7/01/29(a)(b)(c)	1,000,000	990,025
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,017,983
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arizona (Continued)
Chandler IDA Variable Revenue Bonds (AMT), Intel Corp., Project, 4.00%, 6/01/29(a)(b)(c)	$500,000	$504,890
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	243,495
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(e)	240,000	239,985
Sierra Vista IDA Education Facility Revenue Bonds, Wake Preparatory Academy, 6.25%, 6/15/45	250,000	257,582
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	315,429
		3,713,027
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	131,290
5.00%, 8/01/29	120,000	128,303

Springdale Water & Sewer Revenue Bonds, 5.00%, 9/01/30	150,000	163,844
		423,437
California – 5.4%
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 2/01/31	1,000,000	1,062,714
5.00%, 12/01/32(a)(b)(c)	1,000,000	1,022,978
5.00%, 8/01/33(a)(b)(c)	150,000	162,059
5.00%, 7/01/34(a)(b)(c)	400,000	404,493
5.00%, 12/01/35	775,000	842,627

California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	504,680
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	468,199
	Par	Value
California (Continued)

California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 11/01/35(a)(b)(c)	$300,000	$320,060
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	204,071	208,556
California Municipal Finance Authority Revenue Bonds, 4.05%, 7/20/41	249,797	245,421
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	577,493
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	214,046
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum, 3.25%, 6/01/33(d)	250,000	249,088
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	933,903
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	110,720
California State Municipal Finance Authority Revenue Bonds (AMT), Clay Lacy Aviation Facilities, 5.00%, 1/01/41(d)(e)	250,000	250,514
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(e)	330,000	294,075
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Waste Management Inc., 3.38%, 9/01/28(a)(b)(c)	$500,000	$496,902
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(e)	320,000	325,513
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(e)	250,000	215,417
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(e)	520,000	473,925
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(e)	375,000	385,233
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(e)	500,000	504,636
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	456,450
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(e)	250,000	249,995
California Statewide Communities Development Authority Special Assessment Revenue Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	200,000	206,931
	Par	Value
California (Continued)

California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	$300,000	$285,614
Central Valley Energy Authority Commodity Supply Variable Revenue Bonds, 5.00%, 8/01/35(a)(b)(c)	650,000	693,439
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Sustainable Revenue Bonds, 4.00%, 2/01/57(e)	200,000	151,113
Golden State Tobacco Securitization Corp., Tobacco Settlement Subordinate Revenue Refunding CABS , Series B-2, 0.00%, 6/01/66(f)	1,000,000	98,362
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	318,691
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	255,872
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/46	280,000	280,036
Los Angeles Waterworks Department of Water & Power Revenue Refunding Bonds, Series C, 5.00%, 7/01/43	300,000	322,918
Pittsburg PFA Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	246,209
Riverside Unified School District Special Tax Bonds, Community Facilities District No. 38, 5.00%, 9/01/45	100,000	102,781
Sacramento County Airport System Subordinate Revenue Bonds, Series D (AMT) (AG Insured), 5.25%, 7/01/50	280,000	291,771
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(e)	550,000	552,517
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

San Francisco California City & County Airport Commission International Airport Revenue Bonds, Series A (AMT), 5.25%, 5/01/42	$480,000	$486,080
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 4.00%, 11/01/39	385,000	382,087
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.50%, 7/01/35(a)(b)(c)	500,000	550,444
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	1,000,000	1,045,862
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	806,947
		18,057,371
Colorado – 3.7%
Adams & Arapahoe Counties Joint School District No. 28J Aurora GO Unlimited Bonds (State Aid Withholding), 5.50%, 12/01/45	150,000	168,645
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	343,440
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(e)	100,000	96,525
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Monument Academy Project (State Higher Education Intercept Program), 4.38%, 6/01/36(d)(e)	350,000	343,196
	Par	Value
Colorado (Continued)
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/29	$590,000	$617,389
5.00%, 3/15/30	310,000	327,897
5.00%, 3/15/35	590,000	613,967

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	981,714
Colorado Science & Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	247,117
Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	400,000	429,353
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,154,780
6.00%, 12/15/41	500,000	576,385

Colorado State COPS, Series A, 4.00%, 12/15/36	200,000	205,723
Colorado State Health Facilities Authority Revenue Bonds, Series A, Craig Hospital Project, 5.25%, 12/01/50	250,000	259,256
Colorado State Health Facilities Authority Revenue Bonds, Series B, Craig Hospital Project, 5.00%, 12/01/32	250,000	273,300
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	481,122
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	196,480
Colorado State HFA MFH Variable Revenue Bonds, Albion Apartments Project, 3.38%, 7/01/28(a)(b)(c)	100,000	100,497
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	$325,000	$361,302
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	513,475
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	502,293
5.00%, 12/01/40	250,000	250,210

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,045
Grand River Hospital District GO Unlimited Bonds (AG Insured), 6.00%, 12/01/38	300,000	357,727
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	874,368
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	299,546
Thornton Development Authority Tax Increment Allocation Bonds, East 144th Avenue & I-25 Project, 5.00%, 12/01/29	1,320,000	1,404,281
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	100,000	103,186
5.00%, 12/01/31	150,000	164,550
		12,427,769
Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	409,382
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	$250,000	$235,103
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Hartford HealthCare Issue,
5.00%, 7/01/45	700,000	741,073
5.50%, 7/01/51	150,000	160,725

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	220,295
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	106,794
4.00%, 7/01/49	100,000	77,957

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	123,747
		2,075,076
Delaware – 0.5%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(e)	100,000	100,532
Delaware State Transportation Authority System Senior Revenue Bonds, 3.00%, 7/01/43	1,500,000	1,302,046
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	252,235
5.00%, 7/01/48	100,000	94,903
		1,749,716
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia – 1.5%
District of Columbia Hospital Revenue Refunding Bonds, Children’s Hospital, 5.00%, 7/15/44	$300,000	$300,140
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	529,038
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	366,620
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	280,000	245,826
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	353,063
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
4.00%, 10/01/35	250,000	250,147
5.00%, 10/01/46	500,000	512,098
5.25%, 10/01/48	1,000,000	1,033,924
4.00%, 10/01/51	500,000	431,787

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	557,066
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed Bonds, 5.25%, 7/15/53	450,000	468,086
		5,047,795
Florida – 4.7%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,278
	Par	Value
Florida (Continued)
Ave Maria Stewardship Community District Capital Improvement Special Assessment Revenue Bonds, Phase 5 Master Improvements Project, 5.60%, 6/01/56	$100,000	$98,506
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	782,984
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects, 5.00%, 12/01/35	240,000	268,021
Capital Trust Authority Revenue Bonds, AIDS Healthcare Foundation Obligated Group, 4.75%, 12/01/42	250,000	251,394
Florida Development Finance Corp., Healthcare Facilities Revenue Bonds, Series A, Tampa General Hospital Project,
5.00%, 8/01/29	190,000	202,226
5.00%, 8/01/30	175,000	188,994
5.00%, 8/01/31	190,000	207,729

Florida Development Finance Corp., Healthcare Facilities Variable Revenue Bonds, Series B, Tampa General Hospital Project, 5.00%, 10/01/31(a)(b)(c)	500,000	541,135
Florida State Housing Finance Corp., Multifamily Mortgage Variable Revenue Bonds, Residences at Marina Village, 2.85%, 10/01/28(a)(b)(c)	600,000	597,763
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	504,420
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), Unrefunded Balance, 5.00%, 10/01/40	335,000	335,286
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

KD52 Community Development District No.1 Special Assessment Revenue Bonds, 6.13%, 5/01/56	$100,000	$99,998
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds, Lakewood Ranch Southeast Project, 5.80%, 5/01/45	100,000	106,929
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	365,951
Lee County Florida Airport Revenue Bonds, Series A-1 (AMT), 5.50%, 10/01/56	300,000	316,425
Lee County HFA MFH Variable Revenue Bonds, 5300-5360 Summerlin, 2.65%, 9/01/29(a)(b)(c)	1,000,000	983,526
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	306,601
Lee County IDA Hospital Variable Revenue Bonds, Lee Health System, Inc., Project, 5.00%, 4/01/35(a)(b)(c)	500,000	558,626
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	368,248
Lee County School Board COPS, Series A, 5.25%, 8/01/47	690,000	737,670
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured), 5.00%, 2/01/41	250,000	271,131
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	502,384
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	361,760
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,384
	Par	Value
Florida (Continued)

Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	$250,000	$250,829
Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	500,000	450,120
Orlando Contract Tourist Development Tax Payments Revenue Bonds, Camping World Stadium (AG Insured), 5.25%, 11/01/43	250,000	277,696
Palm Beach County Health Facilities Authority Revenue Refunding Bonds, Acts Retirement - Life Communities, 5.00%, 11/15/32	500,000	503,864
Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	400,305
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	532,455
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	252,972
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	468,498
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	463,439
South Miami Health Facilities Authority Variable Revenue Bonds, Baptist Health South Florida, 5.00%, 8/15/30(a)(b)(c)	750,000	812,881
Tampa Health System Revenue Bonds, Series A, BayCare, 4.00%, 11/15/46	415,000	384,610
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/27	125,000	127,975
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	$230,000	$233,247
Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(e)	250,000	246,517
Village Community Development District No. 16 Special Assessment Revenue Bonds, 4.88%, 5/01/45	250,000	252,420
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	517,455
		15,883,652
Georgia – 3.5%
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT), 5.25%, 7/01/45	100,000	106,681
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	200,441
Atlanta Development Authority Student Housing Revenue Bonds, PRG - CAU Properties LLC Project,
5.00%, 7/01/35(e)	125,000	129,537
6.00%, 7/01/45(e)	100,000	105,404
6.00%, 7/01/55(e)	135,000	138,122

Atlanta Development Authority Tax Allocation Bonds, Westside Gulch Area Project, Series A, 5.50%, 4/01/39(e)	250,000	255,570
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	232,641
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	505,979
	Par	Value
Georgia (Continued)
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds,
4.00%, 1/01/36	$500,000	$498,167
4.00%, 1/01/54	250,000	208,649

Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	265,000	265,548
Georgia State Ports Authority Revenue Bonds, 5.00%, 7/01/47	1,000,000	1,040,060
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	530,288
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	152,190
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 6/01/30(a)(b)(c)	1,000,000	1,050,491
5.00%, 9/01/31(a)(b)(c)	250,000	267,796
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	200,000	208,273
5.00%, 3/01/30(a)(b)(c)	335,000	354,158
5.00%, 3/01/32(a)(b)(c)	750,000	806,891

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(e)	350,000	349,744
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	263,750
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E, 5.00%, 12/01/32(a)(b)(c)	500,000	529,239
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	159,993
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 5.00%, 12/01/35(a)(b)(c)	250,000	263,693
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer Project, 2.80%, 3/06/31(a)(b)(c)	$1,000,000	$979,610
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	255,513
Municipal Electric Authority Revenue Bonds, Plant Vogtle Units 3&4 Project (BAM, TCRS Insured), 5.00%, 1/01/49	250,000	252,775
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.25%, 9/01/43	1,000,000	1,121,741
5.25%, 9/01/44	250,000	278,060

Savannah Georgia Center Authority Convention Center Hotel First Tier Revenue Bonds, 5.25%, 6/01/61	100,000	99,141
Savannah Georgia Center Authority Convention Center Hotel Second Tier Revenue Bonds, 6.00%, 6/01/50(e)	100,000	99,967
		11,710,112
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	241,342
Hawaii – 0.2%
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	634,577
	Par	Value
Idaho – 0.4%
Idaho State Housing & Finance Association SFM Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	$460,000	$504,876
Southern Idaho Regional Solid Waste District RANS, USDA Takeout Loan, 4.00%, 3/01/28	1,000,000	1,009,498
		1,514,374
Illinois – 7.3%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	501,151
5.00%, 12/01/42	250,000	242,676

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	321,904
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	755,259
Chicago Board of Education GO Unlimited Refunding Bonds, Series B,
5.25%, 12/01/30	350,000	365,170
5.00%, 12/01/32	300,000	305,696

Chicago Board of Education GO Unlimited Refunding Bonds, Series C (AG Insured), 5.00%, 12/01/27	660,000	678,682
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	750,000	658,393
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	260,214
Chicago GO Unlimited Bonds, Series B, 5.00%, 1/01/32	1,000,000	1,042,429
Chicago GO Unlimited Refunding Bonds, Series B, 5.00%, 1/01/31	1,000,000	1,039,198
Chicago O’Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	539,385
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Chicago O’Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	$500,000	$531,342
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	703,872
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	261,601
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(e)	254,000	249,837
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	266,273
Cook County Sales Tax Revenue Refunding Bonds, 5.00%, 11/15/45	1,000,000	1,052,574
Du Page & Will Counties Community School District No. 204 Indian Prairie GO Unlimited Bonds, 5.00%, 1/15/45	500,000	527,518
Illinois State Development Finance Authority Variable Revenue Bonds, St. Vincent De Paul Center Project, 2.85%, 3/01/30(a)(b)(c)	1,000,000	987,929
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	105,087
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	255,250
Illinois State Finance Authority Revenue Exchange Bonds, Lutheran Life Community, 6.50%, 3/01/55	356,992	328,033
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	245,316
	Par	Value
Illinois (Continued)

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	$250,000	$223,564
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History, (SOFR + 1.20%), 3.69%, 9/01/28(a)(c)	240,000	240,346
Illinois State Finance Authority Variable Revenue Refunding Bonds, OSF Healthcare System (JPMorgan Chase Bank N.A. LOC), 2.40%, 11/15/37(c)(g)	3,300,000	3,300,000
Illinois State GO Unlimited Bonds, Series A, 5.00%, 5/01/32	500,000	517,421
Illinois State GO Unlimited Bonds, Series B,
5.50%, 5/01/47	100,000	104,316
5.25%, 5/01/47	100,000	103,585

Illinois State GO Unlimited Refunding Bonds, 5.00%, 2/01/39	200,000	216,541
Illinois State HDA MFH Variable Revenue Bonds, Hope Manor Village Joliet (Housing & Urban Development Sector 8 Program), 3.15%, 2/01/28(a)(b)(c)	500,000	501,077
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	180,000	192,393
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	385,562
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/40	400,000	400,870
4.00%, 1/01/46	250,000	236,033
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	533,845
5.00%, 1/01/45	250,000	260,406
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Illinois State University Revenue Refunding Bonds,
5.00%, 4/01/31	$220,000	$239,179
5.00%, 4/01/32	225,000	246,861

Joliet Waterworks & Sewage Revenue Bonds (BAM Insured), 5.25%, 1/01/50	500,000	522,066
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
5.00%, 6/15/42	500,000	514,623
4.00%, 12/15/42	250,000	238,561

Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	147,679
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/27	350,000	358,445
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	190,000	193,055
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	248,951
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 4.00%, 12/01/39	250,000	249,416
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
4.00%, 12/30/38	500,000	503,005
4.00%, 12/30/40	500,000	500,833

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,282
	Par	Value
Illinois (Continued)

Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	$650,000	$654,496
Will County Community Unit School District No. 201 GO Limited Bonds, Series C, Crete-Monee (AG Insured), 4.00%, 1/01/36	250,000	250,058
		24,558,258
Indiana – 2.0%
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(f)	900,000	831,810
0.00%, 1/15/29(f)	560,000	507,571

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, DePauw University Project, 5.50%, 7/01/52	255,000	259,379
Indiana State Finance Authority Health System Revenue Refunding Bonds, Series C, Indiana University Health, 5.25%, 10/01/44	150,000	163,339
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Indiana University Health, 5.00%, 10/01/29(a)(b)(c)	1,205,000	1,294,028
Indiana State Finance Authority Revenue Refunding Bonds, Ascension Senior Credit Group, 5.00%, 11/15/43	100,000	108,047
Indiana State Housing & Community Development Authority SFM Sustainable Revenue Bonds, Series C-1, (GNMA, FNMA, FHLMC Insured), 4.85%, 7/01/45	150,000	152,362
Ips Multi-School Building Corp., Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	250,000	263,731
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	$195,000	$207,964
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC,
4.88%, 1/01/44(e)	250,000	252,965
5.00%, 1/01/54(e)	250,000	241,265

Vanderburgh County Redevelopment District Tax Increment Allocation Revenue Bonds (State Intercept Program), 5.00%, 2/01/31	250,000	267,570
Vanderburgh County Redevelopment District Tax Increment Allocation Revenue Refunding Bonds (State Intercept Program), 5.00%, 2/01/30	270,000	285,754
Westfield Washington Multi-School Building Corp., Revenue Bonds, First Mortgage (BAM State Intercept Program),
5.00%, 1/15/28	215,000	222,183
5.00%, 7/15/28	315,000	329,665
Westfield Washington Multi-School Building Corp., Revenue Bonds, Series B (BAM State Intercept Program),
5.00%, 7/15/27	375,000	384,319
5.00%, 1/15/28	455,000	471,277

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 4.40%, 6/10/31(a)(b)(c)	500,000	521,688
		6,764,917
Kansas – 0.3%
Andover GO Unlimited Temporary Notes, Series A, 3.50%, 10/01/28	1,000,000	1,002,576
Kentucky – 1.8%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	247,180
	Par	Value
Kentucky (Continued)
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	$400,000	$400,715
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	247,049
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	192,299
5.00%, 5/15/46	100,000	84,482

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	300,158
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	1,775,000	1,893,391
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series C, 5.00%, 5/01/36	250,000	265,699
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,446,522
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	1,000,095
		6,077,590
Louisiana – 1.4%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	475,412
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/28	500,000	520,258
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana (Continued)
Louisiana State Gasoline & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A-1 (TD Bank LOC), 2.35%, 5/01/43(c)(g)	$400,000	$400,000
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	300,000	304,574
Louisiana State Public Facilities Authority Lease Revenue Bonds, South Quad L3C-Louisiana State University (AG Insured), 5.25%, 7/01/50	300,000	313,885
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro U.S.A. Inc., Project, 6.75%, 10/01/28(a)(b)(c)(e)	200,000	212,002
New Orleans GO Unlimited Refunding Bonds, 5.00%, 12/01/27	1,075,000	1,085,558
Saint James Parish Variable Revenue Bonds, Nustar Logistics L.P. Project, 3.70%, 6/01/30(a)(b)(c)	250,000	252,249
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., 3.30%, 7/03/28(a)(b)(c)	100,000	100,616
Shreveport Water & Sewer Revenue Refunding Bonds (AG Insured), 5.00%, 12/01/34	500,000	564,497
Terrebonne Parish Hospital Service District No. 1 Revenue Refunding Bonds, Terrebonne General Health System Project, 5.00%, 4/01/32	510,000	554,590
		4,783,641
	Par	Value
Maine – 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	$215,000	$220,117
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(h)	30,000	30,748
		250,865
Maryland – 2.8%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	501,194
Baltimore Special Obligation Revenue Bonds, City-Wide Affordable Housing Program, 5.25%, 6/01/55(e)	100,000	97,385
Chestertown Economic Development Project Revenue Refunding Bonds, Washington College Project, 6.50%, 3/01/55	100,000	101,531
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	516,174
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	1,320,000	1,323,938
5.25%, 6/30/55	1,000,000	995,212

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	507,405
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	$145,000	$149,856
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	286,996
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	116,254
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue, 5.00%, 8/15/40	250,000	274,196
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	427,244
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, The Johns Hopkins Health (Bank of America N.A. LOC), 2.30%, 5/15/53(c)(g)	3,000,000	3,000,000
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	732,130
	Par	Value
Maryland (Continued)

Montgomery County Housing Opportunities Commission MFH & Reconstruction Development Revenue Bonds, Series C-AG-CR, 2.85%, 1/01/51	$250,000	$176,260
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	216,922
		9,422,697
Massachusetts – 0.6%
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	474,948
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health (AG Insured), 5.50%, 7/01/50	500,000	541,975
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	250,068
Massachusetts State Educational Financing Authority Senior Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	289,545
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	229,793
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	373,561
		2,159,890
Michigan – 1.9%
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	247,550
Grand Rapids Economic Development Corp., Revenue Bonds, Beacon Hill at Eastgate Project, 6.13%, 11/01/60	100,000	100,020
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	$300,000	$304,677
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	518,680
4.00%, 12/01/40	500,000	487,911

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, Unrefunded Balance, 5.00%, 12/01/46	365,000	368,055
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Health Care, 1.20%, 4/13/28(a)(b)(c)	500,000	477,302
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group, Inc., 5.00%, 5/15/28	785,000	818,867
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)(c)	1,000,000	997,862
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,076,574
Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	500,000	519,512
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan, 5.00%, 12/01/33	470,000	517,855
		6,434,865
Minnesota – 0.8%
Center City Health Care Facilities Revenue Refunding Bonds, Hazelden Betty Ford Foundation, 5.00%, 11/01/31	210,000	227,988
	Par	Value
Minnesota (Continued)
Cologne Charter School Lease Revenue Bonds, Academy Project A, 5.00%, 7/01/29	$250,000	$250,093
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	211,298
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	585,211
Rochester Health Care Facilities Revenue Bonds, Series A, Mayo Clinic, 5.00%, 11/15/36	500,000	568,454
Rochester Health Care Facilities Variable Revenue Bonds, Series C, Mayo Clinic, 2.05%, 11/15/64(c)(g)	1,000,000	1,000,000
		2,843,044
Mississippi – 0.1%
Mississippi Alcoholic Beverage Control Revenue Bonds, ABC Warehouse Construction Project, 5.00%, 10/01/44	250,000	266,410
Missouri – 0.7%
Kansas City IDA Economic Activity TRB, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(e)	200,000	201,464
Kansas City IDA Revenue Refunding Bonds, Platte Purchase Project A, 6.00%, 1/01/48(e)	100,000	102,103
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	676,366
Missouri State Health & Educational Facilities Authority Revenue Bonds, Lutheran Senior Services Project, Series 2025-A, 5.00%, 2/01/29	875,000	912,441
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/28	$250,000	$256,576
Phelps County Hospital Revenue Bonds, Phelps Health, 6.00%, 12/01/55	150,000	158,374
		2,307,324
Montana – 0.3%
Montana Facility Finance Authority Health Facilities Revenue Refunding Bonds, Bozeman Deaconess Health Services, 5.25%, 6/01/50(d)	375,000	390,005
Montana State Facility Finance Authority Revenue Refunding Bonds, Billings Clinic Obligated Group, 5.00%, 8/15/30	675,000	731,652
		1,121,657
Nebraska – 0.7%
Central Plains Energy Project Gas Supply Revenue Bonds, Subseries A-1, 5.00%, 8/01/31(a)(b)(c)	1,250,000	1,337,362
Lincoln MFH Variable Revenue Bonds, Central at South Haymarket, 3.37%, 7/01/28(a)(b)(c)	1,000,000	1,006,455
		2,343,817
Nevada – 0.4%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	228,345
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	509,971
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	256,514
4.00%, 7/01/49	150,000	136,425
	Par	Value
Nevada (Continued)

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	$90,000	$76,795
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	240,685
		1,448,735
New Hampshire – 0.5%
National Finance Authority Affordable Housing Certificates Revenue Bonds, 4.75%, 6/20/41	199,391	205,242
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	832,212	844,204
National Finance Authority Municipal Certificates Variable Sustainable Revenue Bonds (Housing & Urban Development Sector 8 Program), 4.95%, 2/20/41(i)	99,668	98,826
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	180,799
New Hampshire State Health & Educational Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	234,457
		1,563,528
New Jersey – 1.1%
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,032
5.13%, 6/15/43	350,000	350,019

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	248,982
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	$100,000	$100,112
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	256,005
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	122,128
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	251,152
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc., Project, 2.20%, 12/03/29(a)(b)(c)	1,000,000	948,434
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnabas Health Obligated Group, 5.00%, 7/01/43	1,000,000	1,001,368
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	245,415
		3,713,647
New York – 7.2%
Build Resource Corp., Revenue Bonds, 261 Walton Facility LLC-Zeta Charter Schools, Inc., Project, 5.00%, 6/01/36(e)	270,000	279,270
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(e)	500,000	489,853
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	243,941
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	195,053
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	$300,000	$306,465
Hudson Yards Infrastructure Corp., Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	230,255
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified, 5.00%, 11/15/29	340,000	366,904
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	300,000	288,846
New York City Housing Development Corp., MFH Sustainable Neighborhood Revenue Bonds, 3.95%, 11/01/43	275,000	265,799
New York City Housing Development Corp., MFH Variable Sustainable Revenue Bonds, 3.75%, 7/02/29(a)(b)(c)	100,000	101,113
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	257,203
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	523,962
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinate Revenue Bonds, 2.40%, 2/01/45(c)(g)	200,000	200,000
New York City Transitional Finance Authority Future Tax Adjustable Revenue Bonds, Subseries C, 2.40%, 11/01/36(c)(g)	2,100,000	2,100,000
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	287,291
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York City Transitional Finance Authority Subordinate Revenue Bonds, Fiscal 2026,
5.00%, 2/01/46	$250,000	$264,864
5.50%, 2/01/48	665,000	726,907
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.25%, 5/01/45	1,000,000	1,084,921
5.50%, 5/01/52	250,000	267,692
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025,
5.25%, 11/01/45	200,000	217,819
5.00%, 11/01/50	250,000	257,547

New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	270,577
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	257,118
New York Multi Modal GO Unlimited Bonds, Series E, Fiscal 2025, 5.00%, 8/01/44	640,000	686,255
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	600,387
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Mount Sinai Obligated Group, 5.25%, 7/01/50	350,000	351,545
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	252,914
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	264,223
	Par	Value
New York (Continued)

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/45	$100,000	$108,004
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	255,861
New York State Environmental Facilities Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Casella Waste Systems, 4.25%, 9/03/30(a)(b)(c)(e)	1,000,000	1,014,163
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	463,443
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(e)	500,000	500,428
5.38%, 11/15/40(e)	150,000	150,098
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., Laguardia,
5.00%, 1/01/30	345,000	354,371
4.00%, 10/01/30	1,500,000	1,523,560
5.00%, 10/01/35	500,000	522,181
5.00%, 10/01/40	250,000	256,518

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	250,000	264,698
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment (AGM-CR Insured), 4.00%, 7/01/32	250,000	250,018
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/39	$250,000	$272,971
5.50%, 6/30/54	715,000	721,321
6.00%, 6/30/55	100,000	105,804
6.00%, 6/30/59	175,000	184,528

New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), 5.00%, 6/30/49	250,000	249,880
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport (AGC Insured), 5.25%, 12/31/54	325,000	328,845
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	264,774
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	504,651
5.00%, 3/15/41	250,000	266,211

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	490,596
Port Authority of New York & New Jersey Consolidated 183rd Revenue Bonds, 4.00%, 12/15/39	440,000	436,101
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	851,610
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	$500,000	$487,650
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	634,916
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	259,676
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C, 5.00%, 5/15/47	255,000	264,870
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 11/15/45	250,000	268,872
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	101,652
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	91,809
		24,088,804
North Carolina – 2.5%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, 2.40%, 1/15/38(c)(g)	3,000,000	3,000,000
Columbus County Industrial Facilities & Pollution Control Financing Authority Recovery Zone Facility Revenue Refunding Bonds, International Paper Company Project, 4.20%, 5/01/34	250,000	258,620
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	822,071
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	$250,000	$258,083
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,047,477
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	302,265
5.00%, 10/01/34	250,000	250,658

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	200,036
North Carolina State Housing Finance Agency Revenue Bonds, Series 59-A, 1998 Trust Agreement, (GNMA, FNMA, FHLMC Insured), 4.55%, 7/01/45	100,000	99,023
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest at Duke Project,
4.00%, 9/01/33	180,000	181,163
4.00%, 9/01/34	185,000	185,571

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	50,000	50,014
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	95,248
	Par	Value
North Carolina (Continued)

North Carolina State Medical Care Commission Retirement Facilities Tax-Exempt Revenue Bonds, First Mortgage, Twin Lakes Community, 3.90%, 1/01/29	$680,000	$680,343
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	506,401
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	504,868
		8,441,841
North Dakota – 0.3%
Horace North Dakota GO Refunding & Improvement Unlimited Bonds, Series A (BAM Insured),
5.00%, 5/01/28	135,000	139,986
5.00%, 5/01/30	200,000	213,166

University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	506,417
		859,569
Ohio – 2.3%
American Municipal Power-Ohio Inc., Revenue Bonds, AMP Michigan Cat Peaking Project,
5.00%, 2/15/29	205,000	216,939
5.00%, 2/15/30	290,000	311,750

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	713,809
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	178,482
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/27	$125,000	$127,903
5.00%, 7/01/28	155,000	161,757

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Increment Allocation Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(e)	250,000	193,463
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	497,051
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	174,468
5.00%, 12/01/36	305,000	311,503

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project, 5.00%, 11/15/41	250,000	290,592
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	76,346
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	251,359
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	467,730
Ohio State Air Quality Development Authority Revenue Bonds (AMT), Ohio Valley Electric Corp., Project, 4.13%, 1/01/36	200,000	199,472
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power & Light Company Project, 4.25%, 6/01/27(a)(b)(c)	925,000	935,410
	Par	Value
Ohio (Continued)

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	$250,000	$252,095
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	911,551
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	419,735
Ohio State Higher Educational Facility Commission Variable Revenue Refunding Bonds, Cleveland Clinic, 2.35%, 1/01/43(c)(g)	500,000	500,000
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health, 5.00%, 1/15/28	600,000	619,538
Summit County Development Finance Authority Housing Revenue Bonds, PRG-Akron Properties LLC University of Akron Project (BAM Insured), 5.50%, 7/01/60	100,000	103,681
		7,914,634
Oklahoma – 2.9%
Caddo County Educational Facilities Authority Lease Revenue Bonds, Hinton Public Schools Project, 4.00%, 9/01/31	890,000	885,133
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/28	1,230,000	1,269,863
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	236,190
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
McIntosh County Educational Facilities Authority Lease Revenue Bonds, Eufaula Public Schools Project,
5.00%, 9/01/30	$455,000	$481,552
5.00%, 9/01/31	200,000	213,325

Murray County Educational Facilities Authority Lease Revenue Bonds, Davis Public Schools Project, 5.00%, 9/01/29	595,000	618,638
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	523,874
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Western Heights Public Schools, 5.00%, 9/01/31	1,000,000	1,046,360
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	468
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	23,570
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Crimson Flats West, 3.63%, 5/01/27(a)(b)(c)	625,000	627,897
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,005,832
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	501,195
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	284,622
Rogers County Educational Facilities Authority Revenue Bonds, Oologah-Talala Public Schools Project, 5.00%, 9/01/29	350,000	366,253
	Par	Value
Oklahoma (Continued)

Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	$720,000	$770,187
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, 5.00%, 9/01/29	370,000	395,111
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	455,372
		9,705,442
Oregon – 0.9%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	515,174
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp., Project, 3.80%, 6/15/28(a)(b)(c)	500,000	506,117
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	300,000	316,369
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	500,197
Port of Morrow GO Limited Refunding Bonds, Series D, 4.00%, 12/01/27	240,000	243,625
Port of Portland Airport Revenue Refunding Bonds, Series 30B (AMT), 5.00%, 7/01/27	500,000	513,005
Port of Portland Airport Sustainable Revenue Bonds, Series 30 (AMT), 5.25%, 7/01/49	250,000	259,812
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	263,456
		3,117,755
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania – 4.1%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	$250,000	$260,595
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	707,288
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AG Insured), 4.00%, 6/01/39	500,000	491,070
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	457,774
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(e)	185,000	178,000
Doylestown Hospital Authority Revenue Refunding Bonds, Doylestown Hospital, Unrefunded Balance, 5.00%, 7/01/41	350,000	350,777
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	247,860
4.00%, 2/15/47	500,000	446,670

Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	470,000	498,093
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	211,021
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	707,324
	Par	Value
Pennsylvania (Continued)

Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	$500,000	$504,968
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, 4.00%, 3/15/40	500,000	484,233
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	534,027
Pennsylvania State Economic Development Financing Authority Revenue Bonds (AMT), Pennsylvania Bridges FINCO LP-P3 Project,
5.00%, 12/31/34	250,000	250,412
4.13%, 12/31/38	400,000	380,995

Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The PennDOT Major Bridges, 5.75%, 6/30/48	575,000	601,621
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	450,055
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	220,662
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series AT-1, Unrefunded Balance, 4.00%, 6/15/35	500,000	484,097
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, The Trustees Of The University of Pennsylvania, 4.00%, 8/15/41	500,000	499,234
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	$585,000	$578,578
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	260,708
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C, 5.00%, 12/01/46	250,000	261,563
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	324,198
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/30	475,000	485,161
Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	242,755
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	499,704
4.00%, 9/01/40	500,000	496,420

Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 5.00%, 9/01/44	500,000	515,702
Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	250,644
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	305,610
5.00%, 5/01/28	215,000	222,413

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	262,543
		13,672,775
	Par	Value
Puerto Rico – 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(e)	$250,000	$260,157
Puerto Rico Commonwealth Notes,
2.23%, 11/01/43(b)(c)	185,812	126,352
1.45%, 11/01/51(b)(c)	1,104,314	764,737
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	315,569
5.63%, 7/01/29	1,058,875	1,114,490
5.75%, 7/01/31	57,185	61,813
4.00%, 7/01/33	54,226	54,148
4.00%, 7/01/35	48,742	48,290
4.00%, 7/01/37	106,285	103,410
4.00%, 7/01/41	56,878	53,214

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(f)	69,785	50,559
Puerto Rico Sales Tax Financing Corp., Restructured CABS, Series A-1,
0.00%, 7/01/27(f)	160,000	154,183
0.00%, 7/01/33(f)	500,000	384,506
0.00%, 7/01/46(f)	875,000	311,888
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	1,011,000	963,918
5.00%, 7/01/58	157,000	152,495
		4,919,729
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	516,290
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Carolina – 0.6%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	$300,991	$215,991
0.00%, 1/01/42(f)	228,148	80,534
0.00%, 7/22/51(f)	260,841	42,211

South Carolina State Jobs EDA Economic Development Revenue Bonds, Bishop Garden Episcopal Retirement Community, 5.13%, 4/01/46	250,000	254,595
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, American Leadership Academy-Lexington, 5.50%, 6/15/33	125,000	123,214
South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	294,369
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	411,391
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	270,524
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	356,610
		2,049,439
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health, 4.25%, 7/01/49	475,000	456,037
	Par	Value
Tennessee – 1.5%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	$250,000	$262,663
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	401,459
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.25%, 7/01/51	525,000	544,757
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/01/29	535,000	543,782
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare (AG Insured), 5.00%, 6/01/35	250,000	275,908
Tennessee State Energy Acquisition Corp., Gas Revenue Refunding Bonds, Series A, 5.00%, 12/01/35	1,225,000	1,297,194
Tennessee State Energy Acquisition Corp., Revenue Bonds, Series A, Gas Project, 5.00%, 11/01/34	500,000	534,361
Tennessee State Energy Acquisition Corp., Variable Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 5/01/28(a)(b)(c)	1,000,000	1,029,272
		4,889,396
Texas – 11.6%
Alvarado Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 4.00%, 8/15/28(a)(b)(c)	675,000	690,879
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	$500,000	$514,493
Austin Airport System Revenue Bonds, Series B (AMT), 5.25%, 11/15/51	500,000	516,692
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	627,470
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	532,548
Bexar County Hospital District Certificates GO Limited Bonds, 4.00%, 2/15/43	250,000	240,558
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	198,615
Burleson Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 4.00%, 8/01/40	325,000	316,997
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	508,419
Clifton Higher Education Finance Corp., Education Revenue Bonds, Yes Prep Public Schools, Inc. (PSF, Gtd), 5.00%, 4/01/29	500,000	528,799
Clifton Higher Education Finance Corp., Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd),
4.38%, 2/15/42	500,000	504,107
5.25%, 2/15/43	200,000	214,789
5.25%, 2/15/44	450,000	481,752
5.25%, 2/15/45	250,000	265,611
4.13%, 8/15/49	200,000	184,463

Clifton Higher Education Finance Corp., Variable Revenue Bonds, International Leadership of Texas, Inc. (PSF, Gtd), 4.00%, 2/15/30(a)(b)(c)	1,500,000	1,553,161
	Par	Value
Texas (Continued)

Clifton Higher Educational Finance Corp., Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	$1,000,000	$965,452
Dallas Independent School District Variable GO Unlimited Bonds, Series B (PSF, Gtd), 5.00%, 2/15/56(b)(c)	250,000	268,212
Dallas Refunding GO Limited Bonds, Series B (AGM-CR Insured), 4.00%, 2/15/43	415,000	407,105
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(e)	250,000	250,311
Dallas-Fort Worth International Airport Revenue, Series A-1 (AMT), 5.25%, 11/01/42	300,000	325,544
Dallas-Fort Worth International Airport Variable Revenue Bonds, Series A-2 (AMT), 5.00%, 11/01/29(a)(b)(c)	1,000,000	1,052,244
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	283,281
Denton County Special Assessment Revenue Bonds, Green Meadows Public Improvement District, 6.13%, 12/31/55(e)	100,000	103,199
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	384,448
Fort Bend Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	500,000	553,879
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, First Tier, 4.00%, 10/01/45	265,000	249,106
Greater Texoma Utility Authority Contract Revenue Bonds (BAM Insured), 5.00%, 10/01/50	250,000	256,459
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	$350,000	$374,183
4.00%, 10/01/43	250,000	243,224

Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	272,483
Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Texas Children’s Hospital,
5.00%, 10/01/31	545,000	600,932
4.00%, 10/01/38	350,000	350,331

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	570,000	596,477
Harris County Flood Control District GO Limited Bonds, Series A, Sustainability Bonds, 4.00%, 9/15/43	250,000	246,763
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43	225,000	239,692
Housing Options, Inc., Multifamily Variable Revenue Bonds, The Culbreath, 3.75%, 11/01/28(a)(b)(c)	1,000,000	1,012,751
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal, 5.25%, 7/15/33	250,000	265,871
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., 5.00%, 7/15/27	175,000	177,756
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal,
5.00%, 7/01/27	125,000	126,908
	Par	Value
Texas (Continued)
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal,
5.25%, 7/15/31	$250,000	$263,761

Houston Airport System Special Facilities Revenue Bonds (AMT), United Airlines, Inc., 5.00%, 7/15/28	500,000	512,784
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/01/30	750,000	804,211
5.50%, 7/01/43	125,000	138,881

Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	428,093
Houston Hotel Occupancy Tax & Second Lien Special Revenue Bonds, Series D (AG Insured), 5.25%, 9/01/51	275,000	286,820
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	528,933
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	635,249
Las Varas Public Facility Corp., MFH Variable Revenue Bonds, Series A, Central at Commerce, 3.35%, 11/01/29(a)(b)(c)	500,000	496,850
Leander Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 5.00%, 8/15/41	125,000	138,144
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	519,648
Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Prerefunded,
5.00%, 2/15/28(h)	40,000	41,649
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Prerefunded,
5.00%, 2/15/28(h)	$170,000	$177,006

Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Unrefunded Balance, 5.00%, 2/15/50	290,000	293,337
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	500,441
New Hope Cultural Education Facilities Finance Corp., Retirement Facility Revenue Refunding Bonds, Brazos Presbyterian Homes, 5.00%, 1/01/29	640,000	662,064
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	97,870
Northeast Texas Regional Mobility Authority Subordinate Lien Revenue Refunding Bonds, Series B, 5.25%, 1/01/46	350,000	366,333
Northwest Independent School District GO Unlimited Bonds (PSF, Gtd), 5.25%, 2/15/55	250,000	262,552
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,426
Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	300,000	295,990
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(e)	375,000	286,145
Port of Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (AMT), Jefferson Gulf Coast Energy Project, 5.13%, 1/01/44(e)	250,000	242,151
	Par	Value
Texas (Continued)

Prosper Independent School District GO Unlimited Bonds (PSF, Gtd), 4.00%, 2/15/54	$1,225,000	$1,110,783
Round Rock Independent School District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/01/30(a)(b)(c)	1,000,000	1,088,341
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds, Series A, 3.00%, 12/01/29(a)(b)(c)	1,000,000	994,211
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	511,025
Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Methodist Hospitals of Dallas (TD Bank N.A. LOC), 2.30%, 10/01/41(c)(g)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds, Baylor Scott & White Health, 5.00%, 11/15/45	100,000	106,654
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	489,057
Texas State Municipal Gas Acquisition & Supply Corp., IV Revenue Bonds, Series A, 5.50%, 1/01/30(a)(b)(c)	1,000,000	1,057,578
Texas State Municipal Gas Acquisition & Supply Corp., V Gas Supply Revenue Bonds, 5.00%, 1/01/34(a)(b)(c)	600,000	639,694
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	252,421
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	735,758
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	$1,000,000	$1,049,945
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	427,784
Texas State Transportation Finance Corp., Subordinate Revenue Bonds, State Highway 288 System Toll, 5.50%, 10/01/55	250,000	269,178
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	516,949
Texas Transportation Commission GO Unlimited Refunding Bonds, 5.00%, 4/01/37(d)	575,000	660,775
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	259,390
Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	500,000	477,962
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	248,770
		39,061,577
Utah – 1.0%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(e)	100,000	101,705
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	926,482
Downtown Daybreak Public Infrastructure District No. 1 Tax Increment Allocation Revenue Bonds, 5.63%, 3/01/46(e)	500,000	508,222
	Par	Value
Utah (Continued)
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, SEG Redevelopment Project (AG Insured), 5.00%, 6/01/38	$100,000	$105,550
Downtown Revitalization Public Infrastructure District Sales Subordinate Revenue Bonds Bond, 5.00%, 7/15/35(e)	100,000	100,414
Mida Mountain Village Public Infrastructure District Tax Allocation Subordinate Revenue Bonds, Series 2, 5.50%, 6/15/39(e)	500,000	514,977
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	473,417
Utah State Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	500,719
		3,231,486
Virginia – 1.2%
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	719,766
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	234,531
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	510,831
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	825,000	825,619
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	934,086
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project, 4.00%, 7/01/32	275,000	278,399
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
4.00%, 7/01/39	$240,000	$234,172
4.00%, 1/01/40	280,000	271,457
		4,008,861
Washington – 2.8%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,525,710
King County GO Limited Tax Refunding Bonds, 4.00%, 7/01/29	500,000	507,343
King County Sewer Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 7/01/42	120,000	122,034
Port of Seattle GO Limited Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	331,079
Port of Seattle Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	510,272
Port of Seattle Intermediate Lien Revenue Bonds, Series C (AMT), 5.25%, 5/01/42	745,000	751,981
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.25%, 7/01/43	315,000	341,985
5.25%, 7/01/44	365,000	393,287
5.00%, 8/01/47	250,000	255,976
5.25%, 7/01/49	585,000	609,674

Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	497,245
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	504,190
5.00%, 12/01/28	440,000	443,474

Washington Housing Finance Commission Revenue Bonds, 4.08%, 8/20/63(i)	99,354	93,376
	Par	Value
Washington (Continued)

Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(e)	$350,000	$342,995
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	500,123
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	212,619
Washington State Housing Finance Commission Municipal Certificates Revenue Bonds, Series 2025-1 Class A-1, 4.08%, 8/20/63(i)	124,192	119,745
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Blakeley & Laurel Villages Portfolio (BAM Insured), 5.25%, 7/01/55(e)	525,000	532,171
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	400,000	400,655
Washington State Motor Vehicle Fuel Tax & Vehicle GO Unlimited Bonds, 5.00%, 6/01/50	460,000	482,967
		9,478,901
West Virginia – 0.3%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	500,000	504,882
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	501,830
		1,006,712
Wisconsin – 3.0%
Buffalo County GO Unlimited Bonds, Promissory Notes, 4.00%, 9/01/27	565,000	570,122
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)
Milwaukee County Airport Revenue Bonds, Series A (AMT), 5.00%, 12/01/27	$715,000	$737,253
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	498,922
Milwaukee Redevelopment Authority Lease Revenue Bonds, Milwaukee Public Schools, 5.00%, 11/15/31	570,000	575,449
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(e)	100,000	92,527
PFA Education Revenue Bonds, Pinecrest Academy, 4.00%, 7/15/33(e)	100,000	99,358
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	496,223
5.00%, 6/15/49	150,000	143,965

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	357,057
PFA Healthcare System Variable Revenue Refunding Bonds, Cone Health, Series B-R (Truist Bank LOC), 2.30%, 10/01/55(c)(g)	200,000	200,000
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	260,030
PFA Revenue Bonds, Maniilaq Association Employee Housing Project, 5.00%, 12/01/29	875,000	924,202
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(e)	250,000	233,367
PFA Senior Lien Toll Revenue Bonds (AMT), Georgia SR 400 Express,
6.50%, 6/30/60	100,000	110,074
5.75%, 6/30/60	200,000	204,869
6.50%, 12/31/65	125,000	137,497
5.75%, 12/31/65	350,000	357,760
	Par	Value
Wisconsin (Continued)

PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	$495,000	$491,698
PFA Student Housing Revenue Bonds, PRG-Oxford Properties LLC Project (BAM Insured), 5.00%, 7/01/45	100,000	103,036
PFA Student Housing Revenue Bonds, Senior Series 2025-A, KSU Bixby Real Estate Foundation, 5.25%, 6/15/55	100,000	99,389
PFA Student Housing Revenue Bonds, Subordinate Series 2025-B, KSU Bixby Real Estate Foundation, 5.25%, 6/15/45	200,000	202,303
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Prerefunded, 4.00%, 10/01/30(b)(c)(h)	145,000	152,121
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Unrefunded Balance, 4.00%, 10/01/30(a)(b)(c)	225,000	229,956
Slinger Redevelopment Authority Revenue Bonds, Series A, Police Station Project,
5.00%, 3/01/29	110,000	115,860
5.00%, 3/01/31	50,000	54,158
5.00%, 3/01/32	45,000	49,275

Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(f)	250,000	102,254
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, UnityPoint Health, 5.00%, 12/01/28	590,000	591,928
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	100,000	100,170
4.00%, 8/15/31	375,000	375,741
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Wisconsin Museum of Nature & Culture Inc. Project, 6.50%, 11/01/36(d)(e)	$100,000	$99,560
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	288,398
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	255,441
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	341,980
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, ThedaCare Inc., 4.00%, 12/15/49	350,000	306,998
		9,958,941
Total Municipal Bonds (Cost $311,593,804)		305,992,311

	Par/Number of Shares
Short-Term Investments – 8.8%
Money Market Fund – 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(j)	6,137,991	6,137,991
Municipal Bonds – 7.0%
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/26	595,000	601,046

Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	575,925

Cambridge School District TRANS, 4.00%, 9/02/26	500,000	501,390
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	$250,689

Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	501,785

Chicago GO Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity, 5.00%, 1/01/27	250,000	251,893

Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project, 5.00%, 7/01/26	125,000	125,389

Decatur Park District GO Unlimited Bonds, Series A (AG Insured), 5.00%, 12/15/26	565,000	571,124

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	50,732

Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	800,000	793,739

Guam Government Waterworks Authority Water & Wastewater System Revenue Refunding Bonds, 5.00%, 7/01/26	560,000	561,569

Hudson GO Limited BANS, 5.00%, 6/11/26	500,000	500,537

Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	1,925,000	1,926,587

Iowa City Community School District GO Unlimited Bonds, 5.00%, 6/01/26	500,000	500,833

Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)(c)	1,000,000	1,003,028
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	$157,239

King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	556,431

Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	446,543

Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	429,569

Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,650

Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series B, 1.50%, 9/01/26(a)(b)(c)	500,000	496,867

Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	406,426

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	239,872

Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	601,654

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Place Expansion (AGM Insured), 0.00%, 6/15/26(f)	250,000	249,080
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	50,000	$49,905

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Senior, Prerefunded, 5.00%, 11/15/26(h)	420,000	424,834

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	100,052

Mission Economic Development Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Project, 4.00%, 7/01/26(a)(b)(c)	1,000,000	1,000,552

Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	267,914

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/27	215,000	217,413

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	199,823

Missouri State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series B, BJC Health System, 4.00%, 5/01/26(a)(b)(c)	1,000,000	1,000,000

Mount Vernon GO Limited BANS, 5.00%, 5/29/26(e)	1,000,000	1,000,691

Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	150,732
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., Laguardia, 5.00%, 1/01/27	635,000	$643,447

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	275,000	275,000

North East Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/27	360,000	364,813

Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/26	250,000	251,848

Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	146,094

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/26(f)	275,000	270,755

PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	500,120

Port of Morrow GO Limited Refunding Bonds, Series D, 4.00%, 12/01/26	170,000	171,032

Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	500,045

Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/26	125,000	125,400
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	$501,452

University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/27	1,000,000	1,022,770

University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	382,662

Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	285,663

Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured), 5.00%, 12/30/26	200,000	202,793

West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	259,278

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	150,000	150,279
		23,565,964
Total Short-Term Investments (Cost $29,753,917)		29,703,955
Total Investments – 99.7% (Cost $341,347,721)		335,696,266
Other Assets less Liabilities – 0.3%		1,063,753
NET ASSETS – 100.0%		$336,760,019

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of April 30, 2026 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at April 30, 2026.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $14,700,102 or 4.37% of net assets.

(f)	Zero coupon bond.
(g)
Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(h)	Maturity date represents the prerefunded date.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2026 is disclosed.

(j)	7-day current yield as of April 30, 2026 is disclosed.

Abbreviations:

AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Association
L.P.	Limited Partnership
L3C	Low-Profit Limited Liability Company
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
N.A.	National Association
NATL	National Interstate Insurance
P3	Public-Private Partnership
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RANS	Revenue Anticipation Notes
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
USDA	United States Department of Agriculture
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$305,992,311	$—	$305,992,311
Short-Term Investments	6,137,991	23,565,964	—	29,703,955
Total Investments	$6,137,991	$329,558,275	$—	$335,696,266
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar Defensive Bond Fund

	Par	Value
Asset-Backed Securities – 6.4%
Consumer Services – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2026-2A, Class A, 4.60%, 8/20/32(a)	$100,000	$98,865
Other – 6.3%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	470,720	450,786
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 5.77%, 3/01/32(a)(b)	169,886	164,181
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	709,121	637,260

Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	475,026
Barings Equipment Finance LLC, Series 2026-A, Class A4, 4.24%, 11/13/45(a)	100,000	98,922
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 6.07%, 3/22/35(a)(b)	250,000	250,520
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 6.22%, 7/15/35(a)(b)	419,000	419,728
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 6.10%, 10/15/35(a)(b)	451,000	452,680
Ford Credit Floorplan Master Owner Trust, Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	197,316
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	36,931	36,216
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	95,264	93,942
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	70,973	65,310
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	188,850	168,780
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	$653,557	$583,397

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 5.49%, 4/20/37(a)(b)	343,000	343,207
GreatAmerica Leasing Receivables Funding LLC, Series 2025-2, Class A4, 4.29%, 9/15/32(a)	100,000	99,698
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, 3/25/56(a)	102,000	102,245
MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	134,574
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	140,874	130,285
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	85,135	78,488
Progress Residential Trust,
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	130,327	123,274
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	600,133	568,890
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	103,842	98,165
Series 2025-SFR3, Class A, 3.39%, 7/17/42(a)	100,000	94,473

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	110,280	103,870
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	89,253	84,771
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	82,326	73,645
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Verizon Master Trust, Series 2024-7, Class A, 4.35%, 8/20/32(a)*	$233,000	$233,068
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	66,352	59,867
		6,422,584
Total Asset-Backed Securities (Cost $6,735,821)		6,521,449

	Number of Shares
Common Stocks – 1.6%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(c)	25,536	277,065
Telecommunications – 0.0%(d)
Uniti Group, Inc.*	3,665	43,357
Transportation & Logistics – 1.3%
PHI Group, Inc.	41,002	1,311,859
Total Common Stocks (Cost $862,330)		1,632,281

	Par
Convertible Bonds – 0.1%
Cable & Satellite – 0.1%
EchoStar Corp., (100% Cash), 3.88%, 11/30/30	$27,000	101,301
Total Convertible Bonds (Cost $25,202)		101,301

Corporate Bonds – 3.4%
Asset Management – 1.0%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	468,000	482,202
HPS Corporate Lending Fund, 6.75%, 1/30/29	207,000	210,985
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	313,000	328,820
		1,022,007
Commercial Support Services – 0.2%
VT Topco, Inc., 8.50%, 8/15/30(a)(e)	164,000	167,911
	Par	Value
Electric Utilities – 1.4%
Centerpoint Energy Restoration Bond Co. II LLC, 4.26%, 12/15/34	$321,000	$317,529
PG&E Recovery Funding LLC, 4.84%, 6/01/33	281,195	283,969
SCE Recovery Funding LLC, 4.45%, 3/15/36	312,000	309,589
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	75,716	74,776
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	427,804
		1,413,667
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	330,545	340,047
Health Care Facilities & Services – 0.1%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	79,000	81,217
Specialty Finance – 0.4%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	461,000	457,384
Total Corporate Bonds (Cost $3,441,034)		3,482,233

Mortgage-Backed Securities – 19.9%
Commercial Mortgage-Backed Securities – 2.3%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	505,255
BANK5, Series 2025-5YR18, Class A3, 5.15%, 12/15/58*	145,000	147,383
BBCMS Mortgage Trust, Series 2025-5C36, Class A3, 5.52%, 8/15/58	100,000	102,943
BMO Mortgage Trust,
Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	129,318
Series 2025-5C13, Class A3, 5.23%, 12/15/58	100,000	101,695
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	$418,000	$396,436
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 4/15/42(a)(f)	291,000	295,089
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	209,000	212,057
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	405,951
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, 7/15/40(a)(f)	100,000	101,759
		2,397,886
Federal Home Loan Mortgage Corporation – 7.8%
Multifamily Structured Pass Through Certificates,
Series K101, Class A2, 2.52%, 10/25/29	404,000	382,205
Series K102, Class A2, 2.54%, 10/25/29	271,000	256,628
Series K103, Class A2, 2.65%, 11/25/29	382,000	362,514
Series K104, Class A2, 2.25%, 1/25/30	118,000	110,271
Series K105, Class A2, 1.87%, 1/25/30	100,000	92,026
Series K106, Class A2, 2.07%, 1/25/30	100,000	92,624
Series K107, Class A2, 1.64%, 1/25/30	100,000	91,398
Series K108, Class A2, 1.52%, 3/25/30	100,000	90,688
Series K109, Class A2, 1.56%, 4/25/30	151,000	136,628
Series K111, Class A2, 1.35%, 5/25/30	100,000	89,502
Series K114, Class A2, 1.37%, 6/25/30	100,000	89,167
Series K116, Class A2, 1.38%, 7/25/30	100,000	89,111
Series K117, Class A2, 1.41%, 8/25/30	493,000	438,743
Series K120, Class A2, 1.50%, 10/25/30	140,000	124,392
Series K151, Class A3, 3.51%, 4/25/30	183,000	177,857
Series K752, Class A2, 4.28%, 7/25/30	136,000	135,970
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K754, Class A2, 4.94%, 11/25/30	$545,000	$559,055
Pool,
1.00%, 7/01/36 - 10/01/36	139,914	122,062
2.00%, 8/01/40 - 8/01/42	818,845	711,957
4.00%, 10/01/40 - 11/01/40	154,127	148,448
1.50%, 11/01/40 - 1/01/42	3,228,910	2,717,082
(2.13% - 30D Average SOFR, 2.13% Floor, 6.66% Cap), 1.66%, 9/01/51(b)	73,682	66,340
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.55%, 3/01/52(b)	86,958	80,069
(30D Average SOFR + 2.14%, 2.14% Floor, 7.52% Cap), 2.52%, 5/01/52(b)	59,252	54,439
(2.18% - 30D Average SOFR, 2.18% Floor, 7.15% Cap), 2.15%, 7/01/52(b)	607,641	552,091
(30D Average SOFR + 2.22%, 2.22% Floor, 8.31% Cap), 3.31%, 11/01/52(b)	74,071	70,451
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 5/01/53(b)	90,771	82,486

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	39,944	38,980
		7,963,184
Federal National Mortgage Association – 5.9%
Interest STRIP, Series 284, Class 1, 0.00%, 7/25/27(g)	7,738	7,579
Pool,
1.00%, 4/01/36 - 3/01/37	2,044,755	1,783,775
1.50%, 11/01/40 - 3/01/42	2,274,143	1,912,153
2.00%, 11/01/40 - 8/01/42	1,269,115	1,105,396
2.50%, 5/01/41	118,116	106,433
3.50%, 4/01/44	232,074	218,884
4.00%, 6/01/45 - 3/01/48	602,805	580,273
(2.08% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	182,047	166,587
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	$176,010	$159,733

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	42,502	42,212
		6,083,025
Government National Mortgage Association – 0.3%
Pool,
Series 2012-150, Class IO, 0.44%, 11/16/52(f)(h)	449,074	3,828
Series 2015-108, Class IO, 0.34%, 10/16/56(f)(h)	35,586	89
Series 2015-7, Class IO, 0.49%, 1/16/57(f)(h)	851,127	20,976
Series 2020-42, Class IO, 0.94%, 3/16/62(f)(h)	1,339,422	86,575
Series 2020-43, Class IO, 1.26%, 11/16/61(f)(h)	719,606	52,993
Series 2020-71, Class IO, 1.10%, 1/16/62(f)(h)	1,024,281	67,233
Series 2020-75, Class IO, 0.87%, 2/16/62(f)(h)	2,026,995	118,640
		350,334
Whole Loan – 3.6%
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(f)	57,691	51,912
Series 2021-PJ5, Class A8, 2.50%, 10/25/51(a)(f)	206,826	185,993
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	103,681	94,246
Series 2022-PJ4, Class A22, 2.50%, 9/25/52(a)(f)	179,883	160,137
GS Mortgage-Backed Securities Trust,
Series 2021-PJ10, Class A8, 2.50%, 3/25/52(a)(f)	64,746	57,871
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(f)	120,642	108,176
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	216,162	193,587
Series 2022-PJ3, Class A22, 2.50%, 8/25/52(a)(f)	67,278	60,051
Series 2022-PJ3, Class A24, 3.00%, 8/25/52(a)(f)	67,278	61,114
	Par	Value
Whole Loan (Continued)
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(f)	$540,826	$479,610
Series 2022-PJ6, Class A15, 2.50%, 1/25/53(a)(f)	264,388	234,920
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(f)	317,809	284,100
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(f)	118,387	104,089
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(f)	396,893	356,488
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(f)	314,612	283,047
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(f)	64,275	57,465
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(f)	79,697	71,954
Series 2021-7, Class A4, 2.50%, 11/25/51(a)(f)	67,699	61,038
Series 2021-8, Class A4, 2.50%, 12/25/51(a)(f)	66,073	59,461
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(f)	67,332	60,048
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	208,296	189,116

JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.70%, 1/25/63(a)(f)	139,845	130,357
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(f)	74,563	71,187
Sequoia Mortgage Trust, Series 2025-S1, Class A4, 2.50%, 9/25/54(a)(f)	272,644	242,554
		3,658,521
Total Mortgage-Backed Securities (Cost $20,786,453)		20,452,950

Municipal Bonds – 0.1%
Other – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	79,079	81,194
Total Municipal Bonds (Cost $79,079)		81,194

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Number of Shares	Value
Preferred Stocks – 0.0%(d)
Telecommunications – 0.0%(d)
Uniti Group, Inc., 11.00%, 0.00%(c)(i)*	23	$23,381
Total Preferred Stocks (Cost $23,381)		23,381

	Par
Term Loans – 0.0%(b)(d)
Retail - Discretionary – 0.0%(d)
J.C. Penney Corp., Inc., Term Loan(c)(i)(j)	$225,538	23
Total Term Loans (Cost $—)		23

U.S. Government Obligations – 9.4%
U.S. Treasury Notes – 9.4%
3.63%, 10/31/30	448,000	441,053
3.50%, 11/30/30	518,000	507,073
3.75%, 1/31/31	5,718,000	5,652,779
3.50%, 2/28/31(e)	2,571,000	2,513,554
3.88%, 4/30/31	483,000	479,755
Total U.S. Government Obligations (Cost $9,720,850)		9,594,214

	Number of Shares
Warrants – 0.0%(d)
Telecommunications – 0.0%(d)
Windstream Parent, Inc.(c)(i)*	714	8,447
Total Warrants (Cost $—)		8,447

Investment Companies – 53.4%
iShares Ultra Short Duration Bond Active ETF(e)	239,070	12,104,114
	Number of Shares	Value

Schwab Short-Term U.S. Treasury ETF(e)(k)	1,550,925	$37,609,931
Vanguard Short-Term Inflation-Protected Securities ETF	102,049	5,139,188
Total Investment Companies (Cost $54,777,083)		54,853,233

	Par/Number of Shares
Short-Term Investments – 18.2%
Money Market Funds – 17.4%
Northern Institutional Funds - Liquid Assets Portfolio, 3.68%(l)(m)	12,915,900	12,915,900

Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(l)	4,971,362	4,971,362
		17,887,262
U.S. Treasury Bills – 0.8%
U.S. Treasury Bills,
3.44%, 5/07/26(n)	294,000	293,824
3.40%, 5/14/26(e)(n)	438,000	437,433
3.40%, 5/21/26(n)	97,000	96,807
		828,064
Total Short-Term Investments (Cost $18,715,339)		18,715,326
Total Investments – 112.5% (Cost $115,166,572)		115,466,032
Liabilities less Other Assets – (12.5)%		(12,809,762)
NET ASSETS – 100.0%		$102,656,270

Percentages shown are based on Net Assets.

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $12,817,938 or 12.49% of net assets.

(b)	Variable or floating rate security. Rate as of April 30, 2026 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(c)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At April 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $308,916 or 0.30% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Copper Property CTL Pass Through Trust	11/27/18-2/12/21	$499,686
J.C. Penney Corp., Inc., Term Loan	2/12/21-4/29/22	—
Uniti Group, Inc., 11.00%	8/4/2025	23,381
Windstream Parent, Inc.	8/4/2025	—

(d)	Amount rounds to less than 0.05%.
(e)	Security either partially or fully on loan. (See Note 6.)
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2026 is disclosed.

(g)	Zero coupon bond.
(h)	Security is an Interest Only Strip.
(i)	Investment is valued using significant unobservable inputs (Level 3).
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)
Fair value of this security exceeds 25% of the Fund’s Net Assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(l)	7-day current yield as of April 30, 2026 is disclosed.
(m)	Security purchased with cash collateral received in connection with securities on loan. (See Note 6.)
(n)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
LLC	Limited Liability Company
PJ	Prime Jumbo
RPL	Reperforming Loan
SFR	Single-Family Rental
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$6,521,449	$—	$6,521,449
Common Stocks	1,355,216	277,065	—	1,632,281
Convertible Bonds	—	101,301	—	101,301
Corporate Bonds	—	3,482,233	—	3,482,233
Mortgage-Backed Securities	—	20,452,950	—	20,452,950
Preferred Stocks	—	—	23,381	23,381
Municipal Bonds	—	81,194	—	81,194
Term Loans	—	—	23	23
U.S. Government Obligations	—	9,594,214	—	9,594,214
Warrants	—	—	8,447	8,447
Investment Companies	54,853,233	—	—	54,853,233
Short-Term Investments	17,887,262	828,064	—	18,715,326
Total Investments	$74,095,711	$41,338,470	$31,851	$115,466,032
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar Multisector Bond Fund

	Number of Shares	Value
Common Stocks – 1.0%
Aerospace & Defense – 0.0%(a)
General Electric Co.	114	$33,052
Howmet Aerospace, Inc.	85	20,658
		53,710
Banking – 0.1%
Citigroup, Inc.	275	35,195
PNC Financial Services Group (The), Inc.	236	52,628
U.S. Bancorp	929	52,637
		140,460
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.	182	38,460
BioMarin Pharmaceutical, Inc.*	2,939	158,442
Bristol-Myers Squibb Co.	944	57,197
Gilead Sciences, Inc.	267	34,934
Merck & Co., Inc.	288	31,444
		320,477
Cable & Satellite – 0.0%(a)
Comcast Corp., Class A	1,438	38,883
Optimum Communications, Inc., Class A*	16,055	25,367
		64,250
Chemicals – 0.0%(a)
Corteva, Inc.	523	42,368
Containers & Packaging – 0.0%(a)
Packaging Corp. of America	41	8,751
Diversified Industrials – 0.0%(a)
Emerson Electric Co.	237	33,284
Electric Utilities – 0.0%(a)
Duke Energy Corp.	346	44,824
NRG Energy, Inc.	168	26,138
		70,962
Electrical Equipment – 0.0%(a)
Amphenol Corp., Class A	255	37,554
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.*	15	389
Health Care Facilities & Services – 0.0%(a)
Cencora, Inc.	49	15,093
Elevance Health, Inc.	27	10,163
UnitedHealth Group, Inc.	44	16,301
		41,557
	Number of Shares	Value
Household Products – 0.1%
Colgate-Palmolive Co.	498	$42,509
Kimberly-Clark Corp.	231	22,738
Procter & Gamble (The) Co.	155	22,799
		88,046
Institutional Financial Services – 0.1%
CME Group, Inc.	82	23,601
Morgan Stanley	335	63,848
		87,449
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	215	82,732
Booking Holdings, Inc.	225	37,881
		120,613
Leisure Facilities & Services – 0.0%(a)
Royal Caribbean Cruises Ltd.	198	52,224
Metals & Mining – 0.0%(a)
Kinross Gold Corp. (Canada)	1,069	32,327
Oil & Gas Supply Chain – 0.0%(a)
Exxon Mobil Corp.	342	52,781
Williams (The) Cos., Inc.	360	27,471
		80,252
Real Estate Investment Trusts – 0.0%(a)
Simon Property Group, Inc.	225	45,835
Real Estate Owners & Developers – 0.0%(a)
Kaisa Group Holdings Ltd. (China)*	18,465	181
Times China Holdings Ltd. (China)*	17,368	121
Yuzhou Group Holdings Co. Ltd. (China)*	15,113	318
		620
Retail - Consumer Staples – 0.0%(a)
Costco Wholesale Corp.	41	41,596
Retail - Discretionary – 0.0%(a)
TJX (The) Cos., Inc.	346	54,236
Semiconductors – 0.1%
ASML Holding N.V. ADR (Netherlands)(b)	25	35,974
Broadcom, Inc.	174	72,633
Lam Research Corp.	151	38,937
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	99	39,210
		186,754
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Software – 0.1%
Microsoft Corp.	144	$58,720
Salesforce, Inc.	174	30,716
SAP S.E. ADR (Germany)	195	33,051
		122,487
Specialty Finance – 0.1%
Mastercard, Inc., Class A	108	54,315
Moody’s Corp.	84	38,796
		93,111
Technology Hardware – 0.1%
Apple, Inc.	212	57,526
Garmin Ltd.	155	38,927
		96,453
Transportation & Logistics – 0.0%(a)
United Parcel Service, Inc., Class B	167	18,170
Total Common Stocks (Cost $2,089,583)		1,933,935

	Par(c)
Convertible Bonds – 1.1%
Asset Management – 0.1%
IREN Ltd., 1.00%, 6/01/33(d)	$132,000	145,596
Biotechnology & Pharmaceuticals – 0.1%
Arrowhead Pharmaceuticals, Inc., 0.00%, 1/15/32(e)	39,000	44,378
Halozyme Therapeutics, Inc., 0.88%, 11/15/32(d)	30,000	29,535
Ligand Pharmaceuticals, Inc., 0.75%, 10/01/30(d)	27,000	36,202
Zoetis, Inc., 0.25%, 6/15/29(d)	23,000	22,735
		132,850
Cable & Satellite – 0.1%
EchoStar Corp., (100% Cash), 3.88%, 11/30/30	62,346	233,914
Electric Utilities – 0.1%
Evergy, Inc., 4.50%, 12/15/27	26,000	35,438
FirstEnergy Corp., 3.88%, 1/15/31(d)	48,000	53,352
Pinnacle West Capital Corp., 4.75%, 6/15/27	36,000	41,958
		130,748
	Par(c)	Value
Electrical Equipment – 0.1%
Advanced Energy Industries, Inc., 2.50%, 9/15/28	$30,000	$85,422
Bloom Energy Corp., 0.00%, 11/15/30(d)(e)	36,000	62,665
Itron, Inc., 1.38%, 7/15/30	24,000	23,784
		171,871
Engineering & Construction – 0.1%
Fluor Corp., 1.13%, 8/15/29	26,000	34,840
Granite Construction, Inc., 3.75%, 5/15/28	17,000	50,813
Tetra Tech, Inc., 2.25%, 8/15/28	28,000	30,565
		116,218
Food – 0.0%(a)
Post Holdings, Inc., 2.50%, 8/15/27	30,000	33,540
Gas & Water Utilities – 0.0%(a)
UGI Corp., 5.00%, 6/01/28	28,000	38,920
Internet Media & Services – 0.1%
DoorDash, Inc., 0.00%, 5/15/30(d)(e)	53,000	50,562
Lyft, Inc., 0.00%, 9/15/30(d)(e)	41,000	39,872
Uber Technologies, Inc., 0.88%, 12/01/28	40,000	48,900
		139,334
Leisure Facilities & Services – 0.0%(a)
NCL Corp. Ltd., 0.88%, 4/15/30	38,000	39,948
Metals & Mining – 0.0%(a)
B2Gold Corp., 2.75%, 2/01/30(d)	27,000	43,322
Real Estate Owners & Developers – 0.0%(a)
Sunac China Holdings Ltd., 0.00%, 6/23/28(d)(e)	81,177	20,903
Real Estate Services – 0.0%(a)
Compass, Inc., 0.25%, 4/15/31(d)	45,000	39,510
Retail - Discretionary – 0.1%
Burlington Stores, Inc., 1.25%, 12/15/27	42,000	68,313
Freshpet, Inc., 3.00%, 4/01/28	13,000	15,961
		84,274
Semiconductors – 0.1%
Microchip Technology, Inc., 0.00%, 2/15/30(d)(e)	24,000	27,420
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Semiconductors (Continued)
MKS, Inc., 1.25%, 6/01/30	$19,000	$37,373
Nova Ltd., 0.00%, 9/15/30(d)(e)	42,000	72,324
Wolfspeed, Inc.,
2.50%, 6/15/31	13,000	32,232
2.50%, 6/15/31(d)	13,000	32,232
		201,581
Software – 0.1%
Cloudflare, Inc., 0.00%, 6/15/30(d)(e)	16,000	18,376
Guidewire Software, Inc., 1.25%, 11/01/29	30,000	29,494
Nutanix, Inc., 0.50%, 12/15/29	37,000	34,255
Rubrik, Inc., 0.00%, 6/15/30(d)(e)	56,000	50,232
Snowflake, Inc., 0.00%, 10/01/29(e)	43,000	50,387
		182,744
Technology Hardware – 0.1%
InterDigital, Inc., 3.50%, 6/01/27	12,000	46,032
Lumentum Holdings, Inc., 0.38%, 3/15/32(d)	17,000	83,230
Seagate HDD Cayman, 3.50%, 6/01/28	14,000	114,023
		243,285
Total Convertible Bonds (Cost $1,674,721)		1,998,558

	Number of Shares
Convertible Preferred Stocks – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	750	54,150
Asset Management – 0.0%(a)
Apollo Global Management, Inc., 6.75%	200	13,146
Chemicals – 0.0%(a)
Albemarle Corp., 7.25%	250	19,485
Electric Utilities – 0.0%(a)
PG&E Corp., 6.00%	1,208	50,808
Software – 0.0%(a)
Oracle Corp., 6.50%	800	38,936
Total Convertible Preferred Stocks (Cost $168,897)		176,525

	Par(c)	Value
Corporate Bonds – 43.9%
Advertising & Marketing – 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(d)	$507,000	$512,754
Omnicom Group, Inc., 5.30%, 6/02/36	105,000	101,492
		614,246
Aerospace & Defense – 1.0%
Axon Enterprise, Inc.,
6.13%, 3/15/30(d)	148,000	151,332
6.25%, 3/15/33(d)	45,000	46,177

Boeing (The) Co., 5.93%, 5/01/60	102,000	98,757
General Electric Co., 4.30%, 7/29/30	87,000	86,819
Honeywell Aerospace, Inc.,
4.95%, 3/16/36(d)	87,000	86,013
5.73%, 3/16/56(d)	143,000	140,647
Howmet Aerospace, Inc.,
4.55%, 11/15/32	90,000	88,506
4.75%, 4/15/36	130,000	126,283
5.95%, 2/01/37	17,000	18,060
L3Harris Technologies, Inc.,
5.40%, 7/31/33	66,000	67,728
5.35%, 6/01/34	72,000	73,345
TransDigm, Inc.,
6.75%, 8/15/28(d)	300,000	304,052
4.63%, 1/15/29	205,000	202,288
6.38%, 3/01/29(d)	235,000	239,689
6.38%, 5/31/33(d)	70,000	70,538
6.25%, 1/31/34(d)	175,000	178,956
		1,979,190
Asset Management – 0.5%
Citadel L.P., 6.38%, 1/23/32(d)	67,000	70,137
HA Sustainable Infrastructure Capital, Inc., 6.00%, 3/15/36	44,000	43,387
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	70,000	69,328
Main Street Capital Corp., 6.95%, 3/01/29	130,000	133,992
Osaic Holdings, Inc.,
6.75%, 8/01/32(d)	162,000	164,542
8.00%, 8/01/33(d)	162,000	165,203
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Asset Management (Continued)

Raymond James Financial, Inc., 5.65%, 9/11/55	$135,000	$128,924
TPG Operating Group II L.P., 5.88%, 3/05/34	144,000	146,681
		922,194
Automotive – 1.0%
American Axle & Manufacturing, Inc.,
5.00%, 10/01/29	45,000	43,726
6.38%, 10/15/32(d)	160,000	159,714
American Honda Finance Corp.,
4.90%, 4/10/31	80,000	79,844
5.20%, 4/08/33	84,000	83,932

Ford Motor Credit Co. LLC, 4.00%, 11/13/30	200,000	187,863
General Motors Co.,
6.25%, 4/15/35	35,000	36,674
6.25%, 10/02/43	32,000	31,732
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(f)(g)	270,000	267,677
4.75%, 4/06/29	165,000	165,368
2.35%, 1/08/31	86,000	77,024
5.90%, 1/07/35	49,000	50,306
Hyundai Capital America,
5.15%, 3/27/30(d)	54,000	54,588
4.50%, 9/18/30(d)	55,000	54,122
5.00%, 4/07/31(d)	55,000	55,146
5.40%, 3/29/32(d)	88,000	89,640

Nissan Motor Acceptance Co. LLC, 5.63%, 9/29/28(d)	189,000	187,948
Toyota Motor Credit Corp.,
4.80%, 5/15/30	83,000	84,075
5.55%, 11/20/30	62,000	64,613
4.60%, 10/10/31	66,000	66,144
		1,840,136
Banking – 2.9%
Bank of America Corp.,
(SOFR + 0.87%), 4.48%, 4/23/30(g)	130,000	129,615
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(g)	9,000	8,334
(SOFR + 2.15%), 2.59%, 4/29/31(g)	106,000	98,044
(SOFR + 1.32%), 2.69%, 4/22/32(g)	177,000	160,610
(SOFR + 1.04%), 4.70%, 4/23/32(g)	250,000	248,976
	Par(c)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.22%), 2.30%, 7/21/32(g)	$91,000	$80,483
(SOFR + 1.33%), 2.97%, 2/04/33(g)	184,000	166,718
(SOFR + 1.83%), 4.57%, 4/27/33(g)	61,000	60,029
(SOFR + 1.84%), 5.87%, 9/15/34(g)	70,000	73,416
(SOFR + 1.31%), 5.51%, 1/24/36(g)	46,000	47,049
(SOFR + 1.13%), 5.05%, 2/06/37(g)	432,000	425,316
(SOFR + 1.57%), 5.49%, 4/23/37(g)	490,000	487,177

Citizens Financial Group, Inc., (5Y U.S. Treasury CMT + 1.45%), 5.30%, 1/29/36(g)	95,000	94,183
Fifth Third Bancorp,
(SOFR + 0.95%), 4.57%, 4/29/32(g)	130,000	128,041
(SOFR + 1.24%), 5.14%, 1/29/37(g)	30,000	29,296

Huntington Bancshares, Inc., (5Y U.S. Treasury CMT + 1.35%), 5.61%, 1/28/41(g)	209,000	204,232
JP Morgan Chase & Co.,
(SOFR + 0.82%), 4.41%, 4/23/30(g)	128,000	127,488
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(g)	25,000	23,546
6.10%, 7/01/31(f)(h)	170,000	170,510
(SOFR + 0.93%), 4.26%, 10/22/31(g)	55,000	54,109
(SOFR + 1.07%), 1.95%, 2/04/32(g)	20,000	17,647
(SOFR + 0.99%), 4.62%, 4/23/32(g)	151,000	150,279
(SOFR + 1.81%), 6.25%, 10/23/34(g)	39,000	41,829
(SOFR + 1.49%), 5.77%, 4/22/35(g)	56,000	58,376
(SOFR + 1.68%), 5.57%, 4/22/36(g)	57,000	58,636
(SOFR + 1.19%), 4.81%, 10/22/36(g)	11,000	10,686
(SOFR + 1.30%), 5.19%, 2/05/37(g)	377,000	370,877
(SOFR + 1.26%), 5.15%, 4/23/37(g)	246,000	244,530

KeyCorp., (SOFR + 1.37%), 5.31%, 1/28/37(g)	184,000	180,724
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Banking (Continued)

M&T Bank Corp., (5Y U.S. Treasury CMT + 1.43%), 5.40%, 7/30/35(g)	$178,000	$178,162
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.85%), 4.63%, 6/06/33(g)	95,000	92,431
(5Y U.S. Treasury CMT + 1.17%), 5.42%, 1/25/41(g)	182,000	178,490

Truist Financial Corp., (3M CME Term SOFR + 0.91%), 4.59%, 3/15/28(h)	130,000	128,719
U.S. Bancorp, (5Y U.S. Treasury CMT + 0.95%), 2.49%, 11/03/36(g)	166,000	144,244
Wells Fargo & Co.,
(SOFR + 1.79%), 6.30%, 10/23/29(g)	60,000	62,456
(SOFR + 1.50%), 5.15%, 4/23/31(g)	115,000	116,980
(SOFR + 2.06%), 6.49%, 10/23/34(g)	18,000	19,506
(SOFR + 1.78%), 5.50%, 1/23/35(g)	53,000	54,044
(SOFR + 1.74%), 5.61%, 4/23/36(g)	111,000	113,837
(SOFR + 1.10%), 4.96%, 1/23/37(g)	77,000	75,018
(SOFR + 2.53%), 3.07%, 4/30/41(g)	21,000	15,823
(SOFR + 1.23%), 5.43%, 1/23/47(g)	178,000	169,239
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(g)	48,000	42,504
(SOFR + 2.13%), 4.61%, 4/25/53(g)	41,000	33,971
		5,376,180
Beverages – 0.0%(a)
Maple Parent Holdings Corp., 5.05%, 3/26/31(d)	80,000	80,166
Biotechnology & Pharmaceuticals – 0.9%
AbbVie, Inc.,
5.05%, 3/15/34	85,000	86,176
4.75%, 3/15/36	73,000	71,382
4.05%, 11/21/39	66,000	57,807
5.35%, 3/15/44	41,000	39,776
5.60%, 3/15/55	72,000	70,394
5.55%, 3/15/56	90,000	87,177
5.50%, 3/15/64	33,000	31,292
5.65%, 3/15/66	23,000	22,277
Amgen, Inc.,
3.15%, 2/21/40	82,000	63,714
	Par(c)	Value
Biotechnology & Pharmaceuticals (Continued)
Amgen, Inc.,
5.65%, 2/19/56	$98,000	$94,089
Eli Lilly & Co.,
5.55%, 3/15/37	23,000	24,152
5.00%, 2/09/54	46,000	41,691
5.05%, 8/14/54	29,000	26,392
5.55%, 10/15/55	15,000	14,746
5.60%, 2/12/65	45,000	43,627
5.65%, 10/15/65	8,000	7,818

Johnson & Johnson, 2.10%, 9/01/40	33,000	23,106
Merck & Co., Inc.,
5.55%, 12/04/55	28,000	26,981
5.70%, 12/04/65	39,000	37,676
Novartis Capital Corp.,
4.90%, 3/18/36	231,000	229,386
5.70%, 3/18/56	155,000	155,256

Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	61,000	55,154
Pfizer, Inc., 5.60%, 11/15/55	13,000	12,757
Royalty Pharma PLC,
2.20%, 9/02/30	40,000	36,127
5.20%, 9/25/35	55,000	54,496

Takeda U.S. Financing, Inc., 5.20%, 7/07/35	200,000	200,275
		1,613,724
Cable & Satellite – 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/01/28(d)	245,000	242,124
4.75%, 3/01/30(d)	953,000	903,377
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	98,000	72,045
3.90%, 6/01/52	103,000	64,749
6.70%, 12/01/55	43,000	40,516
4.40%, 12/01/61	24,000	15,323
Comcast Corp.,
3.20%, 7/15/36	43,000	36,007
3.25%, 11/01/39	58,000	44,646
2.89%, 11/01/51	24,000	13,783
5.35%, 5/15/53	50,000	43,881
5.65%, 6/01/54	23,000	21,009
6.05%, 5/15/55	31,000	30,463
5.50%, 5/15/64	37,000	32,352
CSC Holdings LLC,
5.38%, 2/01/28(d)	400,000	298,630
11.25%, 5/15/28(d)	710,000	577,436
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Cable & Satellite (Continued)
CSC Holdings LLC,
5.75%, 1/15/30(d)	$900,000	$319,557
4.63%, 12/01/30(d)	200,000	69,860
Directv Financing LLC,
8.88%, 2/01/30(d)	370,000	376,147
8.88%, 2/01/30(d)	45,000	45,831

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(d)	625,000	650,306
DISH DBS Corp., 5.75%, 12/01/28(d)	190,000	186,673
DISH Network Corp., 11.75%, 11/15/27(d)	55,000	56,777
EchoStar Corp.,
10.75%, 11/30/29	1,153,598	1,252,522
6.75%, 11/30/30(i)	75,630	76,735

Time Warner Cable LLC, 5.88%, 11/15/40	30,000	27,127
		5,497,876
Chemicals – 0.8%
Ashland, Inc., 3.38%, 9/01/31(d)	545,000	486,142
CF Industries, Inc., 5.30%, 11/26/35	82,000	82,137
Chemours (The) Co., 5.75%, 11/15/28(d)	358,000	357,206
Mosaic (The) Co., 4.60%, 11/15/30	40,000	39,661
Perimeter Holdings LLC, 6.25%, 1/15/34(d)	167,000	166,195
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(d)	329,000	324,196
		1,455,537
Commercial Support Services – 0.5%
Clean Harbors, Inc.,
5.13%, 7/15/29(d)	90,000	89,325
6.38%, 2/01/31(d)	10,000	10,177
GFL Environmental, Inc.,
4.00%, 8/01/28(d)	85,000	83,070
4.38%, 8/15/29(d)	70,000	68,476
6.75%, 1/15/31(d)	105,000	108,862

Rollins, Inc., 5.25%, 2/24/35	70,000	69,911
TriNet Group, Inc.,
3.50%, 3/01/29(d)	440,000	408,991
7.13%, 8/15/31(d)	25,000	24,816

Waste Connections, Inc., 4.80%, 7/15/36	65,000	63,628
		927,256
	Par(c)	Value
Construction Materials – 0.2%
CRH America Finance, Inc.,
5.00%, 2/09/36	$35,000	$34,446
5.60%, 2/09/56	75,000	71,966

Quikrete Holdings, Inc., 6.38%, 3/01/32(d)	218,000	221,440
		327,852
Containers & Packaging – 0.6%
AptarGroup, Inc., 4.75%, 3/30/31	40,000	39,722
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/01/28(d)	200,000	191,242
Ball Corp., 5.50%, 9/15/33	858,000	860,281
Packaging Corp. of America, 5.70%, 12/01/33	44,000	45,765
		1,137,010
Diversified Industrials – 0.0%(a)
Honeywell International, Inc., 4.75%, 2/01/32	7,000	7,035
E-Commerce Discretionary – 0.4%
Amazon.com, Inc.,
4.25%, 3/13/31	87,000	86,148
4.35%, 3/20/33	84,000	82,197
4.88%, 3/13/36	150,000	147,800
5.45%, 11/20/55	19,000	17,944
5.80%, 3/13/56	91,000	89,566
5.55%, 11/20/65	47,000	43,852
5.95%, 3/13/66	76,000	74,961
6.05%, 3/13/76	63,000	62,055

Wayfair LLC, 7.75%, 9/15/30(d)	184,000	190,915
		795,438
Electric Utilities – 2.5%
AEP Texas, Inc., 5.20%, 4/15/36	111,000	109,131
AES (The) Corp., 5.80%, 3/15/32	40,000	40,683
Alabama Power Co.,
4.30%, 7/15/48	30,000	24,279
3.45%, 10/01/49	26,000	18,134
Commonwealth Edison Co.,
5.90%, 3/15/36	43,000	45,461
5.95%, 6/01/55	30,000	30,333
Consolidated Edison Co. of New York, Inc.,
5.75%, 11/15/55	43,000	42,098
4.00%, 11/15/57	24,000	17,430
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Electric Utilities (Continued)

Consumers Energy Co., 5.13%, 5/01/36	$149,000	$149,060
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,540
3.75%, 6/01/45	6,000	4,588
Duke Energy Corp.,
5.70%, 9/15/55	122,000	114,823
(5Y U.S. Treasury CMT + 2.32%), 3.25%, 1/15/82(g)	50,000	48,773

Duke Energy Florida LLC, 5.95%, 11/15/52	29,000	29,270
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,487
3.70%, 6/15/46	44,000	32,679
4.30%, 2/01/49	35,000	27,723
Entergy Arkansas LLC,
4.95%, 1/15/36	38,000	37,351
5.75%, 1/15/56	68,000	66,176

Entergy Mississippi LLC, 5.05%, 4/15/36	54,000	53,108
Entergy Texas, Inc., 5.80%, 9/01/53	20,000	19,819
Eversource Energy,
(5Y U.S. Treasury CMT + 2.52%), 6.10%, 8/15/56(g)	25,000	24,899
(5Y U.S. Treasury CMT + 2.33%), 6.35%, 8/15/56(g)	45,000	44,980
Florida Power & Light Co.,
5.40%, 9/01/35	11,000	11,195
5.60%, 2/15/66	47,000	44,828
Indiana Michigan Power Co.,
6.05%, 3/15/37	33,000	35,115
5.60%, 3/15/56	120,000	115,919

IPALCO Enterprises, Inc., 4.25%, 5/01/30	52,000	50,168
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,484
4.40%, 10/15/44	23,000	19,406

Mississippi Power Co., 4.25%, 3/15/42	26,000	21,728
Monongahela Power Co., 5.85%, 2/15/34(d)	56,000	58,598
National Rural Utilities Cooperative Finance Corp.,
1.65%, 6/15/31	37,000	32,040
2.75%, 4/15/32	24,000	21,647
4.15%, 12/15/32	39,000	37,911
NextEra Energy Capital Holdings, Inc.,
5.30%, 3/15/32	53,000	54,372
5.45%, 3/15/35	32,000	32,627
	Par(c)	Value
Electric Utilities (Continued)
NextEra Energy Capital Holdings, Inc.,
5.85%, 3/01/56	$90,000	$87,390
NRG Energy, Inc.,
5.25%, 6/15/29(d)	10,000	9,963
5.88%, 5/15/34(d)	194,000	193,302
6.13%, 5/15/36(d)	123,000	122,535

NSTAR Electric Co., 5.20%, 3/01/35	96,000	96,595
Oncor Electric Delivery Co. LLC, 5.90%, 3/15/56(d)	116,000	114,903
Pacific Gas and Electric Co.,
6.00%, 8/15/35	66,000	68,185
4.30%, 3/15/45	46,000	35,998
4.95%, 7/01/50	72,000	59,799
6.75%, 1/15/53	53,000	55,340
6.15%, 3/01/55	34,000	33,009
PacifiCorp,
4.10%, 2/01/42	71,000	56,503
(5Y U.S. Treasury CMT + 3.29%), 7.13%, 8/15/56(g)	82,000	81,732

PECO Energy Co., 5.25%, 9/15/54	50,000	46,103
PG&E Corp.,
(5Y U.S. Treasury CMT + 3.88%), 7.38%, 3/15/55(g)	50,000	51,428
(5Y U.S. Treasury CMT + 3.23%), 6.85%, 9/15/56(g)	55,000	54,989
PSEG Power LLC,
5.20%, 5/15/30(d)	59,000	59,923
5.75%, 5/15/35(d)	97,000	98,811
Public Service Electric and Gas Co.,
5.20%, 3/01/34	44,000	44,713
5.50%, 3/01/40	36,000	36,189
3.80%, 3/01/46	5,000	3,840

Public Service Enterprise Group, Inc., 2.45%, 11/15/31	120,000	106,737
San Diego Gas & Electric Co., 5.20%, 3/15/36	91,000	90,767
Sempra,
5.25%, 3/15/36	120,000	118,543
(5Y U.S. Treasury CMT + 2.87%), 4.13%, 4/01/52(g)	185,000	182,321

Sierra Pacific Power Co., (5Y U.S. Treasury CMT + 2.64%), 6.38%, 9/15/56(g)	116,000	115,526
Southern California Edison Co.,
4.05%, 3/15/42	60,000	47,035
4.00%, 4/01/47	33,000	24,364
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Electric Utilities (Continued)

Southwestern Electric Power Co., 5.30%, 4/01/33	$34,000	$34,481
Southwestern Public Service Co., 6.00%, 6/01/54	25,000	25,122
Talen Energy Supply LLC, 6.25%, 2/01/34(d)	324,000	321,582
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(d)	88,000	89,274
Virginia Electric and Power Co.,
4.95%, 3/15/36	171,000	166,706
5.65%, 3/15/55	30,000	28,782
5.60%, 9/15/55	72,000	68,342
Xcel Energy, Inc.,
5.60%, 4/15/35	50,000	50,922
(5Y U.S. Treasury CMT + 2.17%), 5.75%, 12/03/56(g)	170,000	168,133
		4,617,750
Electric, Gas Marketing & Trading – 0.0%(a)
Jersey Central Power & Light Co., 5.10%, 1/15/35	86,000	85,704
Electrical Equipment – 0.3%
GE Vernova, Inc.,
4.88%, 2/04/36	45,000	44,513
5.50%, 2/04/56	90,000	86,338

Molex Electronic Technologies LLC, 5.25%, 4/30/32(d)	117,000	119,143
Sensata Technologies, Inc.,
4.38%, 2/15/30(d)	20,000	19,391
3.75%, 2/15/31(d)	183,000	169,985
Vertiv Holdings Co.,
4.85%, 3/15/36	90,000	87,611
5.80%, 3/15/56	35,000	33,944
5.95%, 3/15/66	55,000	53,216
		614,141
Engineering & Construction – 0.4%
Arcosa, Inc.,
4.38%, 4/15/29(d)	75,000	73,158
6.88%, 8/15/32(d)	90,000	93,480

Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/01/32(d)	163,000	165,657
Jacobs Solutions, Inc.,
4.75%, 3/03/31	55,000	54,430
5.38%, 3/03/36	95,000	92,250

TopBuild Corp., 5.63%, 1/31/34(d)	291,000	294,777
		773,752
	Par(c)	Value
Entertainment Content – 1.1%
Discovery Communications LLC,
3.63%, 5/15/30	$245,000	$230,322
6.35%, 6/01/40	215,000	169,869
Discovery Global Holdings, Inc.,
4.28%, 3/15/32	364,000	329,686
5.05%, 3/15/42	135,000	96,326
OAK-Eagle Acquireco, Inc.,
7.25%, 7/01/33(d)	190,000	195,779
8.75%, 7/01/34(d)	250,000	260,157
Paramount Global,
3.70%, 6/01/28	65,000	62,950
7.88%, 7/30/30	113,000	120,244
4.95%, 1/15/31	129,000	121,687
(5Y U.S. Treasury CMT + 4.00%), 6.38%, 3/30/62(g)	484,000	375,362

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	16,000	18,120
		1,980,502
Food – 0.6%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(d)	70,000	65,822
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(d)	50,000	49,648
4.13%, 1/31/30(d)	45,000	43,111
4.38%, 1/31/32(d)	362,000	340,949
Mars, Inc.,
5.00%, 3/01/32(d)	81,000	82,171
5.20%, 3/01/35(d)	125,000	126,115
5.65%, 5/01/45(d)	33,000	32,471
5.70%, 5/01/55(d)	41,000	39,895
5.80%, 5/01/65(d)	47,000	46,001

Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(d)	285,000	290,990
		1,117,173
Gas & Water Utilities – 0.2%
Essential Utilities, Inc., 5.13%, 3/15/36	71,000	69,935
NiSource, Inc., 5.85%, 4/01/55	95,000	92,385
South Jersey Industries, Inc., 5.02%, 4/15/31	85,000	74,158
Southern California Gas Co., 6.00%, 6/15/55	45,000	45,135
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Gas & Water Utilities (Continued)
Spire, Inc.,
4.60%, 9/01/31	$70,000	$69,310
(5Y U.S. Treasury CMT + 2.33%), 6.45%, 6/01/56(g)	79,000	79,196
		430,119
Health Care Facilities & Services – 2.7%
Accendra Health, Inc., 6.63%, 4/01/30(d)	60,000	32,242
Cardinal Health, Inc., 5.00%, 11/15/29	43,000	43,634
Cencora, Inc.,
4.25%, 11/15/30	55,000	54,064
4.90%, 2/13/36	159,000	155,130
5.65%, 2/13/56	41,000	39,818
Centene Corp.,
4.63%, 12/15/29	53,000	51,670
3.38%, 2/15/30	999,000	928,309
3.00%, 10/15/30	83,000	74,623
2.50%, 3/01/31	39,000	33,990

Cigna Group (The), 5.25%, 1/15/36	136,000	136,429
CVS Health Corp.,
5.13%, 2/21/30	29,000	29,478
1.75%, 8/21/30	25,000	22,137
5.05%, 3/25/48	45,000	38,824
5.88%, 6/01/53	20,000	19,005
6.20%, 9/15/55	180,000	179,136
DaVita, Inc.,
4.63%, 6/01/30(d)	35,000	33,882
3.75%, 2/15/31(d)	180,000	166,984
Elevance Health, Inc.,
2.88%, 9/15/29	45,000	42,709
4.60%, 9/15/32	60,000	59,090

HAH Group Holding Co. LLC, 9.75%, 10/01/31(d)	136,000	124,476
HCA, Inc.,
3.38%, 3/15/29	36,000	34,888
4.13%, 6/15/29	66,000	65,113
3.50%, 9/01/30	31,000	29,475
2.38%, 7/15/31	24,000	21,296
5.50%, 3/01/32	39,000	39,966
5.75%, 3/01/35	16,000	16,472
5.13%, 6/15/39	48,000	45,394
6.00%, 4/01/54	49,000	47,245
6.20%, 3/01/55	42,000	41,549

Humana, Inc., (5Y U.S. Treasury CMT + 2.89%), 6.63%, 9/15/56(g)	147,000	144,847
LifePoint Health, Inc.,
5.38%, 1/15/29(d)	215,000	207,371
7.00%, 5/01/34(d)	431,000	420,254
	Par(c)	Value
Health Care Facilities & Services (Continued)

McKesson Corp., 4.95%, 5/30/32	$42,000	$42,631
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	182,393
3.88%, 11/15/30(d)	375,000	347,504
6.50%, 2/15/31(d)	220,000	223,839
3.88%, 5/15/32(d)	103,000	92,450

Radiology Partners, Inc., 8.50%, 7/15/32(d)	164,000	163,062
TEAM Services Holding, Inc., 9.00%, 2/15/33(d)	253,000	253,109
UnitedHealth Group, Inc.,
3.50%, 8/15/39	32,000	26,174
2.75%, 5/15/40	36,000	26,396
3.05%, 5/15/41	18,000	13,447
3.25%, 5/15/51	30,000	19,860
5.38%, 4/15/54	38,000	35,063
5.63%, 7/15/54	154,000	147,419
5.20%, 4/15/63	45,000	39,540
5.50%, 4/15/64	43,000	39,599
		5,031,986
Home Construction – 0.6%
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(d)	95,000	95,857
5.13%, 8/01/30(d)	300,000	298,787
5.75%, 11/15/32(d)	740,000	747,904
		1,142,548
Industrial Support Services – 0.4%
Resideo Funding, Inc., 4.00%, 9/01/29(d)	335,000	319,501
United Rentals North America, Inc.,
4.00%, 7/15/30	30,000	28,762
3.88%, 2/15/31	365,000	345,645
3.75%, 1/15/32	52,000	48,264
6.13%, 3/15/34(d)	10,000	10,276
		752,448
Institutional Financial Services – 1.3%
Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	52,437
Goldman Sachs Group (The), Inc.,
(SOFR + 0.99%), 4.59%, 4/20/30(g)	135,000	134,704
(SOFR + 1.27%), 5.73%, 4/25/30(g)	40,000	41,196
(SOFR + 0.96%), 4.52%, 1/21/32(g)	10,000	9,854
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.55%), 5.33%, 7/23/35(g)	$49,000	$49,184
(SOFR + 1.19%), 5.07%, 1/21/37(g)	256,000	250,275
6.25%, 2/01/41	8,000	8,461
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(d)	65,000	67,390
6.75%, 5/01/33(d)	165,000	169,506

Jefferies Financial Group, Inc., 5.50%, 2/15/36	107,000	103,041
LPL Holdings, Inc., 5.65%, 3/15/35	80,000	79,949
Morgan Stanley,
(SOFR + 1.38%), 4.99%, 4/12/29(g)	120,000	121,006
(SOFR Index + 0.96%), 4.56%, 4/10/30(g)	122,000	121,614
(SOFR + 1.10%), 4.65%, 10/18/30(g)	45,000	44,923
(SOFR + 1.07%), 4.36%, 10/22/31(g)	55,000	54,020
(SOFR + 1.20%), 4.71%, 3/12/32(g)	60,000	59,537
(SOFR Index + 1.18%), 4.81%, 4/16/32(g)	222,000	221,457
(SOFR + 1.20%), 2.51%, 10/20/32(g)	18,000	15,962
(SOFR + 2.05%), 6.63%, 11/01/34(g)	57,000	62,106
(SOFR + 1.73%), 5.47%, 1/18/35(g)	95,000	96,801
(SOFR + 1.18%), 5.07%, 1/30/37(g)	88,000	86,102
(SOFR Index + 1.41%), 5.30%, 4/10/37(g)	237,000	235,578
(SOFR + 1.78%), 5.90%, 3/13/47(g)	28,000	28,052
Northern Trust Corp.,
(3M USD LIBOR + 1.13%), 3.38%, 5/08/32(g)	111,000	109,562
(5Y U.S. Treasury CMT + 1.05%), 5.12%, 11/19/40(g)	116,000	113,577

State Street Corp., (SOFR + 1.49%), 3.03%, 11/01/34(g)	74,000	69,510
		2,405,804
Insurance – 2.6%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(d)	397,000	379,181
	Par(c)	Value
Insurance (Continued)
AEGON Funding Co. LLC, 5.63%, 5/07/36	$65,000	$64,888
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
7.00%, 1/15/31(d)	265,000	270,457
6.50%, 10/01/31(d)	634,000	639,420
American International Group, Inc.,
3.40%, 6/30/30	54,000	51,579
5.45%, 5/07/35	100,000	101,981
4.75%, 4/01/48	18,000	15,580

Aon North America, Inc., 5.75%, 3/01/54	59,000	56,758
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(d)	512,000	495,693
Assurant, Inc., 5.55%, 2/15/36	28,000	27,947
Athene Holding Ltd., 6.63%, 5/19/55	138,000	133,440
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(d)	628,000	635,839
Chubb INA Holdings LLC, 4.90%, 8/15/35	114,000	112,543
CNO Financial Group, Inc., 5.25%, 5/30/29	210,000	210,957
Corebridge Financial, Inc.,
(5Y U.S. Treasury CMT + 3.18%), 6.88%, 12/01/30(f)(g)	151,000	155,313
3.90%, 4/05/32	109,000	102,471
6.05%, 9/15/33	99,000	104,064
(5Y U.S. Treasury CMT + 2.65%), 6.38%, 9/15/54(g)	25,000	24,859

Hartford Insurance Group (The), Inc., (3M CME Term SOFR + 2.39%), 6.04%, 2/12/47(d)(h)	87,000	83,785
Liberty Mutual Group, Inc.,
(5Y U.S. Treasury CMT + 3.32%), 4.13%, 12/15/51(d)(g)	95,000	93,961
4.30%, 2/01/61(d)	266,000	168,902

Panther Escrow Issuer LLC, 7.13%, 6/01/31(d)	356,000	357,667
Reinsurance Group of America, Inc., (5Y U.S. Treasury CMT + 2.34%), 6.38%, 9/15/56(g)	109,000	106,744
RLI Corp., 5.38%, 6/01/36	164,000	159,268
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Insurance (Continued)

Ryan Specialty LLC, 5.88%, 8/01/32(d)	$337,000	$336,948
Symetra Life Insurance Co., 6.55%, 10/01/55(d)	87,000	88,089
		4,978,334
Internet Media & Services – 0.8%
Alphabet, Inc.,
4.38%, 11/15/32	70,000	69,294
5.45%, 11/15/55	24,000	22,956
5.65%, 2/15/56	45,000	44,137
5.70%, 11/15/75	36,000	34,454

Beignet Investor LLC, 6.58%, 5/30/49(d)	93,000	96,045
Meta Platforms, Inc.,
4.20%, 11/15/30	175,000	172,955
4.60%, 11/15/32	50,000	49,399
5.25%, 5/15/36	105,000	104,705
5.50%, 11/15/45	34,000	31,590
6.20%, 5/15/46	45,000	45,054
5.40%, 8/15/54	22,000	19,553
5.63%, 11/15/55	52,000	47,747
6.30%, 5/15/56	165,000	165,254
5.55%, 8/15/64	15,000	13,241
5.75%, 11/15/65	50,000	45,496
6.45%, 5/15/66	50,000	49,893
Uber Technologies, Inc.,
4.30%, 1/15/30	55,000	54,564
4.15%, 1/15/31	40,000	39,209
4.80%, 9/15/35	24,000	23,375

Ziff Davis, Inc., 4.63%, 10/15/30(d)	352,000	332,701
		1,461,622
IT Services – 0.4%
CACI International, Inc., 6.38%, 6/15/33(d)	210,000	214,841
International Business Machines Corp.,
4.95%, 2/03/36	100,000	97,437
5.80%, 2/03/56	100,000	94,788

Science Applications International Corp., 5.88%, 11/01/33(d)	300,000	295,902
		702,968
Leisure Facilities & Services – 2.1%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(d)	300,000	304,648
Hilton Domestic Operating Co., Inc.,
4.00%, 5/01/31(d)	70,000	66,292
	Par(c)	Value
Leisure Facilities & Services (Continued)
Hilton Domestic Operating Co., Inc.,
3.63%, 2/15/32(d)	$397,000	$363,447
5.50%, 3/31/34(d)	90,000	89,335

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(d)	642,000	649,452
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(d)	350,000	293,005
Lindblad Expeditions LLC, 7.00%, 9/15/30(d)	155,000	159,229
Marriott International, Inc.,
4.50%, 10/15/31	110,000	108,640
5.25%, 10/15/35	66,000	65,890
5.10%, 5/01/38	82,000	78,644

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(d)	487,000	465,688
Penn Entertainment, Inc., 6.75%, 4/01/31(d)	198,000	196,366
Sabre Financial Borrower LLC, 11.13%, 6/15/29(d)	235,000	241,232
Travel + Leisure Co.,
4.50%, 12/01/29(d)	85,000	82,130
4.63%, 3/01/30(d)	95,000	91,648

Wyndham Hotels & Resorts, Inc., 5.63%, 3/01/33(d)	267,000	264,212
Yum! Brands, Inc.,
3.63%, 3/15/31	300,000	279,434
4.63%, 1/31/32	95,000	91,395
		3,890,687
Machinery – 0.2%
CNH Industrial Capital LLC, 4.38%, 3/07/31	125,000	122,529
Eaton Corp., 4.20%, 3/06/31	200,000	197,220
GrafTech Finance, Inc., 4.63%, 12/23/29(d)	130,000	82,442
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(d)	10,000	7,475
		409,666
Medical Equipment & Devices – 0.4%
Abbott Laboratories,
4.65%, 3/15/36	279,000	270,937
5.50%, 3/15/56	35,000	33,840
5.60%, 3/15/66	35,000	33,708

Avantor Funding, Inc., 3.88%, 11/01/29(d)	175,000	166,357
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Medical Equipment & Devices (Continued)
Solventum Corp.,
5.45%, 3/13/31	$67,000	$68,845
5.90%, 4/30/54	19,000	18,429

Thermo Fisher Scientific, Inc., 4.90%, 2/12/36	130,000	128,693
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	41,000	41,594
		762,403
Oil & Gas Supply Chain – 5.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 7/01/34(d)	555,000	553,570
Antero Resources Corp., 5.40%, 2/01/36	126,000	123,751
BP Capital Markets America, Inc., 3.00%, 2/24/50	34,000	21,919
Cheniere Energy, Inc., 5.20%, 7/30/36(d)	117,000	115,667
Chord Energy Corp.,
6.00%, 10/01/30(d)	122,000	124,354
6.75%, 3/15/33(d)	679,000	706,548

ConocoPhillips Co., 5.55%, 3/15/54	51,000	48,966
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(d)	502,000	495,881
Crescent Energy Finance LLC,
7.63%, 4/01/32(d)	333,000	342,882
7.88%, 4/15/32(d)	141,000	146,175
7.38%, 1/15/33(d)	45,000	46,055

CVR Energy, Inc., 7.88%, 2/15/34(d)	270,000	270,821
Energy Transfer L.P.,
4.55%, 1/15/31	23,000	22,797
5.35%, 1/15/36	20,000	19,883
5.95%, 10/01/43	48,000	46,726
6.00%, 6/15/48	71,000	68,066
(5Y U.S. Treasury CMT + 4.02%), 8.00%, 5/15/54(g)	300,000	318,008
6.05%, 9/01/54	81,000	77,281
Enterprise Products Operating LLC,
4.60%, 1/15/31	62,000	62,102
5.20%, 1/15/36	98,000	98,863
5.55%, 2/16/55	32,000	30,764
3.95%, 1/31/60	67,000	48,572

Exxon Mobil Corp., 4.23%, 3/19/40	87,000	78,525
	Par(c)	Value
Oil & Gas Supply Chain (Continued)

Hess Corp., 5.60%, 2/15/41	$131,000	$133,549
Kinder Morgan, Inc.,
5.30%, 12/01/34	100,000	101,100
5.55%, 6/01/45	77,000	73,553

Marathon Petroleum Corp., 5.00%, 9/15/54	35,000	29,314
Matador Resources Co., 6.25%, 4/15/33(d)	300,000	305,090
MPLX L.P.,
5.30%, 4/01/36	49,000	48,127
6.10%, 4/01/56	78,000	75,798

Murphy Oil U.S.A., Inc., 3.75%, 2/15/31(d)	246,000	229,772
Northern Oil & Gas, Inc., 8.75%, 6/15/31(d)	345,000	360,259
Occidental Petroleum Corp.,
7.50%, 5/01/31	175,000	194,882
6.45%, 9/15/36	166,000	178,390

ONEOK, Inc., 6.25%, 10/15/55	116,000	113,992
Ovintiv, Inc., 7.10%, 7/15/53	91,000	99,123
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 3/15/30(d)	268,000	287,970
SM Energy Co.,
6.75%, 8/01/29(d)	161,000	165,153
8.63%, 11/01/30(d)	327,000	345,892
Sunoco L.P.,
5.63%, 3/15/31(d)	197,000	197,731
5.38%, 7/15/31(d)	335,000	333,431
7.25%, 5/01/32(d)	113,000	118,348
Targa Resources Corp.,
4.90%, 9/15/30	42,000	42,315
5.50%, 2/15/35	32,000	32,430
6.25%, 7/01/52	106,000	105,982
6.13%, 5/15/55	39,000	38,318
6.05%, 5/15/56	90,000	87,381

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	33,000	32,986
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 5/15/30	54,000	51,479
5.10%, 3/15/36	105,000	104,184

Valero Energy Corp., 5.15%, 3/10/36	127,000	125,045
Venture Global LNG, Inc., (5Y U.S. Treasury CMT + 5.44%), 9.00%, 9/30/29(d)(f)(g)	332,000	328,362
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Oil & Gas Supply Chain (Continued)
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(d)	$47,000	$48,470
7.50%, 5/01/33(d)	523,000	579,988
6.50%, 1/15/34(d)	405,000	424,238
6.50%, 6/15/34(d)	25,000	26,161
7.75%, 5/01/35(d)	135,000	151,836
6.75%, 1/15/36(d)	315,000	334,858
		9,773,683
Oil, Gas Services & Equipment – 0.7%
Oceaneering International, Inc., 6.00%, 2/01/28	258,000	259,805
Transocean International Ltd., 8.75%, 2/15/30(d)	88,200	92,381
WBI Operating LLC, 6.25%, 10/15/30(d)	494,000	500,872
Weatherford International Ltd., 6.75%, 10/15/33(d)	426,000	441,949
		1,295,007
Publishing & Broadcasting – 0.3%
Dotdash Meredith, Inc., 7.63%, 6/15/32(d)	305,000	286,276
iHeartCommunications, Inc.,
9.13%, 5/01/29(d)	17,000	17,032
7.75%, 8/15/30(d)	155,750	149,909
7.00%, 1/15/31(d)	48,000	44,240

News Corp., 3.88%, 5/15/29(d)	75,000	72,548
		570,005
Real Estate Investment Trusts – 1.0%
American Homes 4 Rent L.P., 4.95%, 6/15/30	53,000	53,320
American Tower Corp., 4.70%, 12/15/32	93,000	91,855
Broadstone Net Lease LLC, 2.60%, 9/15/31	125,000	110,201
First Industrial L.P., 5.25%, 1/15/31	147,000	148,855
Invitation Homes Operating Partnership L.P., 2.00%, 8/15/31	69,000	59,301
Iron Mountain, Inc.,
4.88%, 9/15/29(d)	190,000	187,376
5.25%, 7/15/30(d)	90,000	89,069
4.50%, 2/15/31(d)	195,000	187,390
Kilroy Realty L.P.,
5.88%, 10/15/35	104,000	101,104
6.25%, 1/15/36	33,000	33,030
	Par(c)	Value
Real Estate Investment Trusts (Continued)

MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 2/15/32(d)	$155,000	$161,029
National Health Investors, Inc.,
3.00%, 2/01/31	52,000	47,028
5.35%, 2/01/33	149,000	148,096
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 8/15/32	85,000	86,335
4.75%, 3/15/33	40,000	39,229

Prologis L.P., 4.90%, 6/15/36	82,000	80,103
Regency Centers L.P., 4.50%, 3/15/33	65,000	63,361
Rexford Industrial Realty L.P.,
2.13%, 12/01/30	71,000	62,768
2.15%, 9/01/31	108,000	93,603

Store Capital LLC, 4.95%, 2/11/31(d)	55,000	54,605
Welltower OP LLC, 5.13%, 3/15/43	54,000	50,172
		1,947,830
Retail - Consumer Staples – 0.1%
Dollar General Corp., 3.50%, 4/03/30	75,000	71,691
Kroger (The) Co., 5.00%, 9/15/34	18,000	17,781
Walmart, Inc.,
4.45%, 4/30/33	40,000	39,816
4.75%, 4/30/36	60,000	59,647
		188,935
Retail - Discretionary – 0.6%
Ferguson Enterprises, Inc., 4.35%, 3/15/31	150,000	147,741
Home Depot (The), Inc.,
3.63%, 4/15/52	21,000	15,021
4.95%, 9/15/52	20,000	17,819
5.30%, 6/25/54	24,000	22,411
Lowe’s Cos., Inc.,
4.85%, 10/15/35	60,000	58,554
2.80%, 9/15/41	30,000	21,185
4.25%, 4/01/52	26,000	20,040
4.45%, 4/01/62	86,000	65,351
5.80%, 9/15/62	30,000	28,704

Michaels (The) Cos., Inc., 8.50%, 3/15/33(d)	25,000	24,689
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Retail - Discretionary (Continued)

O’Reilly Automotive, Inc., 5.10%, 3/12/36	$55,000	$54,423
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(d)	565,000	572,118
		1,048,056
Semiconductors – 0.6%
Broadcom, Inc.,
5.15%, 11/15/31	46,000	47,089
5.20%, 4/15/32	21,000	21,531
4.80%, 10/15/34	33,000	32,562
3.19%, 11/15/36(d)	227,000	190,477
4.93%, 5/15/37(d)	50,000	48,713
4.90%, 2/15/38	35,000	33,823
Entegris, Inc.,
4.38%, 4/15/28(d)	65,000	64,074
3.63%, 5/01/29(d)	25,000	23,844
Intel Corp.,
2.45%, 11/15/29	55,000	51,243
2.00%, 8/12/31	65,000	56,718
5.30%, 5/15/36	55,000	54,769
2.80%, 8/12/41	100,000	70,003
5.70%, 2/10/53	63,000	58,930
6.13%, 5/15/56	90,000	89,331
6.20%, 5/15/66	40,000	39,451

Marvell Technology, Inc., 5.30%, 4/15/36	175,000	175,096
Micron Technology, Inc., 3.37%, 11/01/41	55,000	42,479
QUALCOMM, Inc., 4.80%, 5/20/45	60,000	53,529
		1,153,662
Software – 1.0%
Autodesk, Inc., 5.30%, 6/15/35	35,000	35,192
Concentrix Corp., 6.50%, 3/01/29	80,000	78,130
GoTo Group, Inc., 5.50%, 5/01/28(d)	113,361	86,721
Intuit, Inc., 5.50%, 9/15/53	85,000	76,790
Oracle Corp.,
2.88%, 3/25/31	96,000	85,318
5.50%, 8/03/35	30,000	28,582
5.70%, 2/04/36	80,000	76,828
5.88%, 9/26/45	61,000	52,538
6.55%, 2/04/46	24,000	22,320
4.00%, 11/15/47	29,000	19,090
5.38%, 9/27/54	30,000	23,092
6.00%, 8/03/55	53,000	44,435
5.95%, 9/26/55	40,000	33,505
6.70%, 2/04/56	457,000	421,172
	Par(c)	Value
Software (Continued)
Oracle Corp.,
5.50%, 9/27/64	$60,000	$45,646
6.10%, 9/26/65	14,000	11,566
6.85%, 2/04/66	24,000	22,051
Salesforce, Inc.,
4.90%, 9/15/31	73,000	72,786
5.55%, 3/15/36	240,000	239,337
6.55%, 3/15/56	142,000	141,003

UKG, Inc., 6.88%, 2/01/31(d)	169,000	164,490
Workday, Inc., 3.80%, 4/01/32	121,000	112,671
		1,893,263
Specialty Finance – 1.9%
Atlas Warehouse Lending Co. L.P.,
4.95%, 11/15/30(d)	250,000	245,830
5.25%, 1/15/33(d)	250,000	244,480
Aviation Capital Group LLC,
4.80%, 10/24/30(d)	65,000	64,546
4.88%, 1/28/33(d)	50,000	48,417
Azorra Finance Ltd.,
7.75%, 4/15/30(d)	215,000	222,726
7.25%, 1/15/31(d)	414,000	424,075
Burford Capital Global Finance LLC,
7.50%, 7/15/33(d)	204,000	167,658
8.50%, 1/15/34(d)	265,000	223,925
Fair Isaac Corp.,
6.00%, 5/15/33(d)	379,000	373,779
6.25%, 9/15/34(d)	229,000	225,416
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(d)	352,000	364,683
9.13%, 5/15/31(d)	205,000	212,332
8.38%, 4/01/32(d)	80,000	81,108
7.88%, 4/01/33(d)	70,000	68,244

Gabx Leasing LLC, 4.63%, 4/15/31(d)	40,000	39,486
MSCI, Inc.,
3.63%, 9/01/30(d)	62,000	58,693
3.63%, 11/01/31(d)	66,000	61,247

Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 2/01/30(d)	78,000	79,087
Synchrony Financial, 7.25%, 2/02/33	401,000	415,704
		3,621,436
Steel – 0.5%
Carpenter Technology Corp., 5.63%, 3/01/34(d)	121,000	121,073
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Steel (Continued)
Commercial Metals Co.,
4.13%, 1/15/30	$295,000	$283,252
3.88%, 2/15/31	95,000	88,296
4.38%, 3/15/32	235,000	221,225
5.75%, 11/15/33(d)	53,000	53,089
6.00%, 12/15/35(d)	77,000	76,924

Nucor Corp., 5.10%, 6/01/35	88,000	89,059
Steel Dynamics, Inc., 5.25%, 5/15/35	90,000	90,703
		1,023,621
Technology Hardware – 0.9%
Dell International LLC/EMC Corp.,
5.30%, 4/01/32	93,000	94,814
4.75%, 10/06/32	75,000	74,173

Ingram Micro, Inc., 4.75%, 5/15/29(d)	693,000	680,985
Motorola Solutions, Inc.,
4.85%, 8/15/30	54,000	54,441
5.40%, 4/15/34	95,000	96,268
5.55%, 8/15/35	47,000	48,065
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 6/01/29(d)	90,000	87,668
8.25%, 12/15/29(d)	95,000	99,283
5.88%, 7/15/30(d)	235,000	240,101
4.13%, 1/15/31(d)	116,000	112,033
9.63%, 12/01/32(d)	3,825	4,254
5.75%, 12/01/34(d)	45,000	45,774
		1,637,859
Telecommunications – 1.5%
AT&T, Inc.,
4.55%, 11/01/32	70,000	68,643
5.25%, 10/30/36	80,000	79,056
3.50%, 6/01/41	119,000	91,800
5.55%, 11/01/45	70,000	65,701
5.70%, 11/01/54	20,000	18,552
3.55%, 9/15/55	211,000	135,867
6.20%, 10/30/56	85,000	84,202
3.65%, 9/15/59	46,000	29,413

C&W Senior Finance Ltd., 9.00%, 1/15/33(d)	200,000	204,887
Flash Compute LLC, 7.25%, 12/31/30(d)	224,000	228,496
HUT 8 DC LLC, 6.19%, 11/15/42(d)	95,000	95,786
Level 3 Financing, Inc., 4.25%, 7/01/28(d)	130,000	126,425
PR RNO Property Owner 1 LLC, 6.50%, 5/01/31(d)	266,000	263,663
	Par(c)	Value
Telecommunications (Continued)

RD Michigan Property Owner I LLC, 7.50%, 3/30/45(d)	$50,000	$49,990
Sable International Finance Ltd., 7.13%, 10/15/32(d)	200,000	199,561
Sprint Capital Corp., 8.75%, 3/15/32	122,000	145,171
T-Mobile U.S.A., Inc.,
2.55%, 2/15/31	55,000	50,010
3.50%, 4/15/31	116,000	109,746
5.13%, 5/15/32	50,000	50,598
6.70%, 12/15/33	84,000	92,174
4.95%, 11/15/35	50,000	48,845
5.00%, 2/15/36	17,000	16,636
5.75%, 1/15/54	21,000	19,986
5.85%, 2/15/56	52,000	49,984
Verizon Communications, Inc.,
1.75%, 1/20/31	20,000	17,584
2.55%, 3/21/31	19,000	17,280
2.36%, 3/15/32	116,000	101,423
4.75%, 1/15/33	156,000	153,946
6.55%, 9/15/43	65,000	69,706
3.88%, 3/01/52	88,000	64,211

WULF Compute LLC, 7.75%, 10/15/30(d)	154,000	161,853
		2,911,195
Tobacco & Cannabis – 0.3%
Philip Morris International, Inc.,
4.38%, 4/30/30	68,000	67,679
4.75%, 11/01/31	59,000	59,352
5.25%, 2/13/34	228,000	232,319
4.88%, 4/30/35	88,000	86,929
4.63%, 10/29/35	65,000	62,714
		508,993
Transportation & Logistics – 0.5%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	115,767	114,389
Series 2016-1, Class AA, 3.58%, 1/15/28	1,645	1,619
Series 2016-1, Class A, 4.10%, 1/15/28	20,279	19,943
Series 2016-2, Class AA, 3.20%, 6/15/28	32,148	31,312
Series 2016-3, Class A, 3.25%, 10/15/28	40,632	38,875
Series 2017-2, Class AA, 3.35%, 10/15/29	38,557	37,112
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Transportation & Logistics (Continued)
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	$68,000	$59,846
4.55%, 9/01/44	25,000	21,811
3.90%, 8/01/46	51,000	39,886
5.20%, 4/15/54	55,000	50,715
5.50%, 3/15/55	25,000	24,088
5.55%, 3/15/56	78,000	75,459
CSX Corp.,
4.25%, 11/01/66	28,000	21,075
4.65%, 3/01/68	82,000	66,113

Federal Express Corp. Pass Through Trusts, Series 2020-1, Class AA, 1.88%, 2/20/34	29,648	25,647
Ryder System, Inc.,
5.50%, 6/01/29	52,000	53,449
4.95%, 9/01/29	45,000	45,635

United Airlines Holdings, Inc., 5.38%, 3/01/31	88,000	86,734
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	23,648	24,069
Series 2016-2, Class AA, 2.88%, 10/07/28	1,742	1,678
Series 2018-1, Class AA, 3.50%, 3/01/30	27,320	26,494
		865,949
Wholesale - Consumer Staples – 0.2%
Bunge Ltd. Finance Corp.,
4.65%, 9/17/34	16,000	15,480
5.15%, 8/04/35	70,000	69,842
5.15%, 3/19/36	90,000	89,404

Performance Food Group, Inc., 4.25%, 8/01/29(d)	66,000	63,987
Sysco Corp.,
4.40%, 7/25/31	55,000	53,802
4.95%, 3/25/36	103,000	98,833
		391,348
Total Corporate Bonds (Cost $83,525,411)		82,562,289
		Par(c)	Value

Foreign Government Inflation-Linked Bonds – 0.9%
Sovereign Government – 0.9%
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/35	BRL	1,974,000	$1,700,010
Total Foreign Government Inflation-Linked Bonds (Cost $1,530,658)			1,700,010

Foreign Issuer Bonds – 41.9%
Angola – 0.9%
Angolan Government International Bond,
8.00%, 11/26/29		$200,000	204,211
9.24%, 1/15/31(d)		200,000	213,075
8.75%, 4/14/32		265,000	276,266
9.88%, 10/15/35		620,000	665,501
9.38%, 5/08/48		200,000	194,601
9.13%, 11/26/49		200,000	190,758
			1,744,412
Argentina – 1.2%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(j)		384,623	330,795
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(j)		765,030	569,947
5.00%, 1/09/38		533,948	414,077
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(j)		961,188	662,259
(Step to 4.38% on 7/09/27), 4.13%, 7/09/46(j)		223,281	156,855

Provincia de Buenos Aires, 6.63%, 9/01/37		133,742	103,040
			2,236,973
Australia – 0.4%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35		80,000	81,699
5.75%, 9/05/55		74,000	74,395

CIMIC Finance Ltd., 6.00%, 4/22/36(d)		95,000	93,752
Fortescue Treasury Pty. Ltd., 4.38%, 4/01/31(d)		128,000	122,309
Mineral Resources Ltd., 9.25%, 10/01/28(d)		311,000	322,784
			694,939
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Bahrain – 0.4%
Bahrain Government International Bond,
6.75%, 9/20/29		$200,000	$200,311
7.10%, 2/03/38(d)		530,000	517,376
			717,687
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36		156,000	152,420
4.90%, 2/01/46		165,000	149,258

Anheuser-Busch InBev Worldwide, Inc., 4.95%, 1/15/42		60,000	56,275
			357,953
Brazil – 2.6%
Aegea Finance S.a.r.l.,
9.00%, 1/20/31(d)		200,000	166,750
7.63%, 1/20/36(d)		200,000	145,250

Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	15,082,000	2,675,096
Brazilian Government International Bond,
6.13%, 3/15/34		200,000	202,400
6.63%, 3/15/35		400,000	413,720
5.00%, 1/27/45		200,000	160,370
CSN Resources S.A.,
8.88%, 12/05/30		200,000	162,500
4.63%, 6/10/31(d)		200,000	136,764

Embraer Netherlands Finance B.V., 5.40%, 1/09/38		155,000	150,699
Minerva Luxembourg S.A., 7.50%, 4/22/36(d)		200,000	196,606
Samarco Mineracao S.A., (100% Cash), 9.50%, 6/30/31(d)		264,208	265,071
Yinson Bergenia Production B.V., 8.50%, 1/31/45(d)		197,340	211,007
			4,886,233
Canada – 2.2%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(d)		435,000	426,906
4.38%, 1/15/28(d)		98,000	96,765
3.50%, 2/15/29(d)		40,000	38,542
6.13%, 6/15/29(d)		110,000	111,940
5.63%, 9/15/29(d)		10,000	10,090
4.00%, 10/15/30(d)		500,000	475,679
	Par(c)	Value
Canada (Continued)

Algonquin Power & Utilities Corp., 4.75%, 1/18/82(h)	$70,000	$69,113
Bank of Montreal, (SOFR + 0.97%), 4.44%, 1/14/32(g)	65,000	64,110
Bank of Nova Scotia (The), (SOFR + 1.05%), 4.81%, 2/02/34(g)	55,000	54,391
Bausch Health Cos., Inc.,
4.88%, 6/01/28(d)	465,000	436,788
11.00%, 9/30/28(d)	160,000	166,400

Brookfield Asset Management Ltd., 5.30%, 1/15/36	60,000	58,541
Canadian National Railway Co., 4.20%, 3/12/31	105,000	103,653
Cenovus Energy, Inc.,
4.65%, 3/20/31	40,000	39,799
5.40%, 3/20/36	75,000	74,729

Mattamy Group Corp., 6.00%, 12/15/33(d)	220,000	211,214
Open Text Corp.,
3.88%, 2/15/28(d)	109,000	105,465
3.88%, 12/01/29(d)	202,000	182,060
Open Text Holdings, Inc.,
4.13%, 2/15/30(d)	666,000	599,556
4.13%, 12/01/31(d)	45,000	38,424
Royal Bank of Canada,
(SOFR Index + 1.08%), 4.65%, 10/18/30(g)	87,000	87,247
(SOFR + 1.01%), 4.61%, 5/03/32(g)	100,000	99,409
(5Y U.S. Treasury CMT + 2.45%), 6.50%, 5/24/86(g)	200,000	198,044

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(d)	158,000	165,683
Toronto-Dominion Bank (The), 4.93%, 10/15/35	81,000	79,321
TransCanada PipeLines Ltd.,
(5Y U.S. Treasury CMT + 2.12%), 6.38%, 10/17/56(g)	40,000	40,307
(5Y U.S. Treasury CMT + 2.25%), 6.13%, 10/17/56(g)	59,000	59,258

WSP Global, Inc., 5.04%, 9/18/31(d)	55,000	54,765
		4,148,199
Chile – 0.7%
Antofagasta PLC, 6.25%, 5/02/34(d)	200,000	212,458
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Chile (Continued)
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35	CLP	355,000,000	$380,096
Corp Nacional del Cobre de Chile,
5.95%, 1/08/34		$300,000	310,866
6.30%, 9/08/53		200,000	204,070

Sociedad Quimica y Minera de Chile S.A., (5Y U.S. Treasury CMT + 1.92%), 5.63%, 4/22/56(d)(g)		200,000	198,660
			1,306,150
China – 0.5%
China Government Bond,
2.11%, 8/25/34	CNY	1,290,000	194,895
2.57%, 5/20/54	CNY	4,750,000	735,833
Kaisa Group Holdings Ltd.,
7.72%, 12/28/27(d)		7,686	154
0.00%, 12/31/27(d)(e)		8,353	88
6.25%, 12/28/28(d)		11,238	225
0.00%, 12/31/28(d)(e)		13,365	180
6.50%, 12/28/29(d)		18,814	259
0.00%, 12/31/29(d)(e)		13,365	155
6.75%, 12/28/30(d)		22,676	340
0.00%, 12/31/30(d)(e)		16,707	75
7.00%, 12/28/31(d)		34,166	598
0.00%, 12/31/31(d)(e)		16,707	190
7.25%, 12/28/32(d)		32,152	403
0.00%, 12/31/32(d)(e)		31,520	322
			933,717
Colombia – 2.3%
Colombia Government International Bond,
7.38%, 4/25/30		200,000	209,400
6.50%, 1/21/33		310,000	308,915
7.75%, 11/07/36		650,000	684,775
Colombian TES,
7.00%, 6/30/32	COP	1,173,900,000	232,869
13.25%, 2/09/33	COP	1,485,600,000	394,650
7.25%, 10/18/34	COP	208,400,000	39,717
11.75%, 1/24/35	COP	1,526,100,000	381,694
6.25%, 7/09/36	COP	2,777,800,000	477,860
9.25%, 5/28/42	COP	1,969,800,000	404,711
Ecopetrol S.A.,
7.75%, 2/01/32		105,000	107,596
8.38%, 1/19/36		401,000	415,506
5.88%, 5/28/45		195,000	149,950
		Par(c)	Value
Colombia (Continued)

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/30		$198,071	$184,363
EnfraGen Energia Sur S.A.U./EnfraGen Chile S.p.A./EnfraGen Spain S.A.U., 8.50%, 6/30/32(d)		200,000	207,360
Termocandelaria Power S.A., 7.75%, 9/17/31(d)		200,000	205,640
			4,405,006
Congo – 0.1%
DRC International Bond, 8.75%, 4/16/32(d)		200,000	203,870
Czech Republic – 1.1%
Czech Republic Government Bond,
0.95%, 5/15/30	CZK	10,910,000	460,960
3.50%, 5/30/35	CZK	35,370,000	1,542,282
			2,003,242
Dominican Republic – 0.6%
Dominican Republic International Bond,
4.50%, 1/30/30(d)		280,000	268,940
6.00%, 2/22/33		210,000	209,423
6.95%, 3/15/37(d)		200,000	208,470
6.85%, 1/27/45		200,000	200,440
5.88%, 1/30/60		250,000	216,737
			1,104,010
Ecuador – 0.4%
Ecuador Government International Bond,
0.00%, 7/31/30(e)		95,130	81,431
8.75%, 1/29/34(d)		200,000	204,000
6.90%, 7/31/35(d)		259,752	239,621
9.25%, 1/29/39(d)		200,000	207,000
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(j)		114,300	95,441
			827,493
El Salvador – 0.1%
El Salvador Government International Bond,
8.25%, 4/10/32		34,000	35,829
7.63%, 2/01/41		150,000	149,445
			185,274
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31		575,000	484,359
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Germany – 0.6%
Allianz S.E., (5Y U.S. Treasury CMT + 2.23%), 6.50%, 10/30/34(d)(f)(g)		$200,000	$200,135
BMW U.S. Capital LLC, 5.00%, 3/19/33(d)		54,000	53,760
Deutsche Bank A.G., (SOFR + 1.10%), 4.47%, 12/10/31(g)		150,000	147,620
ZF North America Capital, Inc.,
6.75%, 4/23/30(d)		302,000	300,008
7.50%, 3/24/31(d)		163,000	163,210
6.88%, 4/23/32(d)		225,000	220,177
			1,084,910
Ghana – 0.2%
Ghana Government International Bond,
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(j)		70,481	69,187
0.00%, 1/03/30(e)		36,446	32,119
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(j)		237,320	218,399
			319,705
Guatemala – 0.3%
Energuate Trust 2.0, 6.35%, 9/15/35(d)		200,000	200,406
Guatemala Government Bond, 6.55%, 2/06/37(d)		200,000	213,200
Threelands Energy Ltd. S.a.r.l., 7.45%, 10/20/35(d)		200,000	204,780
			618,386
Honduras – 0.1%
Honduras Government International Bond, 8.63%, 11/27/34(d)		150,000	171,985
Hungary – 1.2%
Hungary Government Bond,
3.25%, 10/22/31	HUF	337,830,000	958,547
2.25%, 4/20/33	HUF	116,230,000	297,525
Hungary Government International Bond,
5.25%, 6/16/29		200,000	203,176
6.00%, 9/26/35		346,000	359,793
5.50%, 3/26/36		525,000	525,400
			2,344,441
		Par(c)	Value
India – 0.3%
India Government Bond,
7.10%, 4/08/34	INR	23,650,000	$250,116
7.09%, 8/05/54	INR	40,880,000	406,877
			656,993
Indonesia – 1.2%
Freeport Indonesia PT, 5.32%, 4/14/32(d)		$200,000	200,190
Indika Energy Tbk PT, 8.75%, 5/07/29		250,000	254,696
Indonesia Government International Bond, 5.65%, 1/11/53		250,000	244,896
Indonesia Treasury Bond, 6.50%, 4/15/36	IDR	27,635,000,000	1,551,104
			2,250,886
Ireland – 0.0%(a)
GGAM Finance Ltd., 6.88%, 4/15/29(d)		25,000	25,541
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46		788,000	606,891
Italy – 0.1%
Fibercop S.p.A.,
6.38%, 11/15/33(d)		59,000	58,926
6.00%, 9/30/34(d)		9,000	8,631
7.20%, 7/18/36(d)		59,000	58,852
			126,409
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32		125,083	124,713
Jamaica – 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 8/01/32(d)		200,000	208,060
Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(d)		200,000	198,500
			406,560
Japan – 1.1%
Honda Motor Co. Ltd., 4.69%, 7/08/30		99,000	98,569
Mitsubishi UFJ Financial Group, Inc., (1Y U.S. Treasury CMT + 0.92%), 4.85%, 4/21/32(g)		200,000	199,659
Mizuho Bank Ltd.,
5.19%, 4/16/36(d)		200,000	198,939
5.77%, 4/16/46(d)		200,000	198,381
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Japan (Continued)
Nissan Motor Co. Ltd.,
4.35%, 9/17/27(d)		$201,000	$198,592
4.81%, 9/17/30(d)		283,000	264,299

NTT Finance Corp., 5.17%, 7/16/32(d)		200,000	202,095
SoftBank Corp., 5.33%, 7/09/35(d)		200,000	197,926
Sompo Holdings, Inc., (1Y U.S. Treasury CMT + 2.13%), 5.41%, 4/22/37(d)(g)		205,000	201,710
Sumitomo Mitsui Financial Group, Inc., (5Y U.S. Treasury CMT + 1.30%), 5.33%, 3/03/41(g)		83,000	80,948
Takeda Pharmaceutical Co. Ltd., 5.30%, 7/05/34		200,000	202,992
			2,044,110
Kazakhstan – 0.3%
ForteBank JSC, 7.75%, 2/04/30(d)		200,000	205,448
Kaspi.KZ JSC, 5.90%, 4/28/31(d)		200,000	199,324
QazaqGaz NC JSC, 5.63%, 5/08/36(d)		200,000	195,992
			600,764
Kuwait – 0.1%
Kuwait International Government Bond, 4.65%, 10/09/35(d)		200,000	195,022
Lebanon – 0.2%
Lebanon Government International Bond,
6.10%, 10/04/22(k)		200,000	50,000
6.00%, 1/27/23(k)		340,000	85,340
6.65%, 4/22/24(k)		178,000	44,963
6.20%, 2/26/25(k)		525,000	133,676
6.75%, 11/29/27(k)		52,000	13,321
6.65%, 11/03/28(k)		123,000	31,334
			358,634
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(d)		240,000	178,749
Malaysia – 1.8%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	1,610,000	409,900
3.89%, 8/15/29	MYR	2,583,000	663,572
4.76%, 4/07/37	MYR	2,369,000	651,949
4.89%, 6/08/38	MYR	2,185,000	607,544
4.05%, 4/18/39	MYR	1,259,000	323,582
		Par(c)	Value
Malaysia (Continued)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	778,000	$194,280
4.18%, 5/16/44	MYR	319,000	82,726

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	435,667
			3,369,220
Mexico – 2.4%
Alpek S.A.B. de C.V., 3.25%, 2/25/31		$200,000	174,779
Banco Nacional de Mexico S.A., 6.70%, 8/07/36(d)		200,000	200,100
Grupo Televisa S.A.B., 6.13%, 1/31/46		200,000	152,644
Mexican Bonos,
7.50%, 5/26/33	MXN	13,813,800	727,746
7.75%, 11/23/34	MXN	11,849,900	621,855
10.00%, 11/20/36	MXN	5,754,400	346,651
8.50%, 11/18/38	MXN	10,499,200	556,868
7.75%, 11/13/42	MXN	5,936,800	285,525
Mexico Government International Bond,
6.35%, 2/09/35		400,000	413,000
6.88%, 5/13/37		500,000	527,225
Orbia Advance Corp. S.A.B. de C.V.,
6.75%, 9/19/42		200,000	172,904
5.88%, 9/17/44		200,000	156,464
Petroleos Mexicanos,
5.95%, 1/28/31		50,000	48,916
6.70%, 2/16/32		27,000	27,088
6.63%, 6/15/35		39,000	37,639
6.38%, 1/23/45		12,000	9,953
6.75%, 9/21/47		44,000	37,060
7.69%, 1/23/50		20,000	18,291
			4,514,708
Mongolia – 0.1%
Mongolian Mining Corp., 8.44%, 4/03/30		200,000	203,511
Morocco – 0.4%
OCP S.A.,
(5Y U.S. Treasury CMT + 2.75%), 6.74%, 4/22/31(d)(f)(g)		200,000	199,133
6.70%, 3/01/36		375,000	390,737
(5Y U.S. Treasury CMT + 3.22%), 7.37%, 4/22/36(d)(f)(g)		200,000	198,752
			788,622
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Netherlands – 0.1%
ING Groep N.V., (SOFR Index + 1.61%), 5.42%, 3/23/37(g)		$200,000	$199,788
Norway – 0.1%
DNB Bank ASA, (SOFR + 1.13%), 4.83%, 3/30/32(d)(g)		200,000	199,714
Equinor ASA, 4.75%, 11/14/35		80,000	78,797
			278,511
Oman – 0.2%
Oman Government International Bond, 6.25%, 1/25/31(d)		358,000	380,104
Panama – 0.2%
Generadora de Gatun S.A., 6.87%, 9/30/44(d)(l)		435,000	437,827
Peru – 0.8%
Banco de Credito del Peru S.A., (5Y U.S. Treasury CMT + 2.24%), 5.80%, 3/10/35(d)(g)		200,000	200,500
Peru Government Bond, 6.85%, 8/12/35(d)	PEN	2,300,000	684,132
Peruvian Government International Bond, 6.90%, 8/12/37	PEN	1,250,000	360,750
Volcan Cia Minera S.A.A., 8.50%, 10/28/32(d)		200,000	206,498
			1,451,880
Philippines – 0.5%
Philippine Government Bond, 6.63%, 8/17/33	PHP	42,990,000	687,937
Philippine Government International Bond, 5.50%, 1/17/48		200,000	193,005
			880,942
Poland – 1.4%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(d)		200,000	207,993
Republic of Poland Government Bond,
1.25%, 10/25/30	PLN	2,014,000	472,524
1.75%, 4/25/32	PLN	3,728,000	841,486
5.00%, 10/25/34	PLN	2,752,000	727,372
		Par(c)	Value
Poland (Continued)
Republic of Poland Government International Bond,
4.88%, 2/12/30		$174,000	$177,597
5.50%, 3/18/54		202,000	187,805
			2,614,777
Romania – 1.6%
Romania Government Bond,
5.00%, 2/12/29	RON	470,000	101,775
7.35%, 4/28/31	RON	1,605,000	368,444
6.70%, 2/25/32	RON	955,000	210,593
7.20%, 10/30/33	RON	545,000	122,897
4.75%, 10/11/34	RON	780,000	149,096
Romanian Government International Bond,
6.63%, 2/17/28(d)		110,000	112,742
5.88%, 1/30/29(d)		268,000	271,994
5.75%, 9/16/30(d)		260,000	262,737
7.13%, 1/17/33(d)		308,000	326,274
6.38%, 1/30/34(d)		546,000	551,551
5.75%, 3/24/35		68,000	65,373
7.50%, 2/10/37		96,000	102,385
4.00%, 2/14/51		104,000	68,673
7.63%, 1/17/53(d)		320,000	340,235
			3,054,769
Saudi Arabia – 1.4%
Avilease Capital Ltd., 4.75%, 11/12/30(d)		200,000	195,968
Saudi Arabian Oil Co.,
2.25%, 11/24/30		200,000	178,968
5.25%, 7/17/34(d)		404,000	406,750
5.00%, 2/02/36(d)		384,000	377,494
Saudi Government International Bond,
4.38%, 1/12/31(d)		401,000	395,298
5.00%, 1/16/34		830,000	832,537
3.75%, 3/05/37(d)	EUR	200,000	227,017
			2,614,032
Senegal – 0.3%
Senegal Government International Bond,
7.75%, 6/10/31		434,000	260,739
6.25%, 5/23/33		400,000	224,827
			485,566
South Africa – 2.5%
Anglo American Capital PLC, 5.25%, 3/19/36(d)		200,000	196,787
Eskom Holdings, 8.45%, 8/10/28		400,000	421,835
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
South Africa (Continued)
Republic of South Africa Government Bond,
7.00%, 2/28/31	ZAR	5,411,193	$307,675
8.25%, 3/31/32	ZAR	5,528,933	328,209
8.88%, 2/28/35	ZAR	12,756,786	770,369
8.50%, 1/31/37	ZAR	12,160,510	702,511
9.00%, 1/31/40	ZAR	6,206,227	363,954
8.75%, 1/31/44	ZAR	18,925,447	1,071,307
Republic of South Africa Government International Bond,
4.85%, 9/30/29		$100,000	99,298
5.65%, 9/27/47		250,000	201,666
7.25%, 12/11/55(d)		250,000	235,606
			4,699,217
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria S.A., 7.13%, 5/08/33(f)(h)		200,000	200,000
Banco Santander S.A., 5.44%, 7/15/31		200,000	205,961
			405,961
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
(Step to 3.35% on 7/15/27), 3.10%, 1/15/30(d)(j)		108,618	103,251
(Step to 3.85% on 11/15/27), 3.60%, 5/15/36(d)(j)		245,179	230,221
(Step to 3.85% on 8/15/27), 3.60%, 2/15/38(j)		60,000	56,456
			389,928
Supranational – 0.1%
Banque Ouest Africaine de Developpement, 6.25%, 10/14/40(d)	EUR	165,000	186,060
Sweden – 0.1%
EQT AB, 5.85%, 5/08/35(d)		200,000	201,913
Switzerland – 0.2%
UBS Group A.G.,
(SOFR + 1.73%), 3.09%, 5/14/32(d)(g)		200,000	183,805
(5Y U.S. Treasury CMT + 4.76%), 9.25%, 11/13/33(d)(f)(g)		200,000	233,408
			417,213
		Par(c)	Value
Thailand – 1.4%
Thailand Government Bond,
3.39%, 6/17/37	THB	7,143,000	$241,802
3.30%, 6/17/38	THB	4,435,000	147,299
3.45%, 6/17/43	THB	14,027,000	454,940
2.98%, 6/17/45	THB	53,587,000	1,621,097
4.00%, 6/17/55	THB	6,523,000	232,048
			2,697,186
Trinidad and Tobago – 0.1%
Port of Spain Waterfront Development, 7.88%, 2/19/40(d)		$186,667	192,192
Turkey – 1.7%
Akbank T.A.S., (5Y U.S. Treasury CMT + 5.27%), 9.37%, 3/14/29(d)(f)(g)		200,000	205,434
Aydem Yenilenebilir Enerji A.S., 9.88%, 9/30/30		200,000	202,183
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 7/25/29		200,000	201,758
TC Ziraat Bankasi A.S., (5Y U.S. Treasury CMT + 4.62%), 8.38%, 11/05/30(d)(f)(g)		225,000	223,669
Turkiye Government Bond, 37.84%, 7/14/27	TRY	66,416,734	1,456,422
Turkiye Government International Bond,
9.38%, 3/14/29		200,000	217,922
6.38%, 5/22/31		200,000	198,233
7.13%, 7/17/32		290,000	294,801
6.88%, 1/14/38		200,000	191,544
			3,191,966
Ukraine – 0.8%
Ukraine Government International Bond,
(Step to 6.00% on 2/01/27), 4.50%, 2/01/29(j)		63,000	48,918
(Step to 3.00% on 2/01/27), 28.48%, 2/01/30(j)		123,100	77,921
(Step to 5.50% on 2/01/27), 4.00%, 2/01/32(d)(j)		280,900	215,266
(Step to 3.00% on 2/01/27), 26.76%, 2/01/34(d)(j)		264,749	125,215
(Step to 6.00% on 2/01/27), 4.50%, 2/01/34(d)(j)		353,056	216,509
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Ukraine (Continued)
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 21.67%, 2/01/35(j)	$131,922	$67,122
(Step to 3.00% on 2/01/27), 21.67%, 2/01/35(d)(j)	57,550	29,282
(Step to 6.00% on 2/01/27), 4.50%, 2/01/35(d)(j)	428,749	258,873
(Step to 3.00% on 2/01/27), 21.31%, 2/01/36(j)	472,638	240,568
(Step to 3.00% on 2/01/27), 23.54%, 2/01/36(d)(j)	95,796	48,759
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(d)(j)	196,636	116,464
		1,444,897
United Arab Emirates – 0.7%
Adnoc Murban Rsc Ltd.,
4.50%, 9/11/34(d)	400,000	385,226
5.13%, 9/11/54(d)	225,000	200,073
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36(d)	200,000	173,450
2.94%, 9/30/40(d)	191,005	157,441
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	200,000	205,758
5.88%, 5/01/34	200,000	210,209
		1,332,157
United Kingdom – 1.2%
Ardonagh Finco Ltd., 7.75%, 2/15/31(d)	740,000	755,452
Avianca Midco 2 PLC, 9.50%, 1/28/31(d)	200,000	186,000
BAT Capital Corp.,
4.63%, 3/22/33	80,000	78,396
7.08%, 8/02/43	41,000	45,288
3.98%, 9/25/50	50,000	36,081
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(d)	400,000	379,864
11.50%, 8/15/29(d)	200,000	203,096

Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 2/15/32(d)	225,000	214,920
	Par(c)	Value
United Kingdom (Continued)

Rentokil Terminix Funding PLC, 4.63%, 4/23/31(d)	$200,000	$197,935
Smith & Nephew PLC, 2.03%, 10/14/30	75,000	66,989
		2,164,021
Uruguay – 0.2%
Uruguay Government International Bond,
5.44%, 2/14/37	200,000	206,170
4.98%, 4/20/55	246,832	221,482
		427,652
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	185,867
Uzbekneftegaz JSC, 8.75%, 5/07/30(d)	200,000	214,906
		400,773
Venezuela – 0.4%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(k)	185,101	83,758
6.00%, 5/16/24(k)	340,653	133,672
Venezuela Government International Bond,
7.75%, 10/13/19(k)	93,400	42,591
8.25%, 10/13/24(k)	259,100	124,368
9.25%, 9/15/27(k)	293,700	153,899
9.25%, 5/07/28(k)	494,800	251,111
		789,399
Zambia – 0.2%
First Quantum Minerals Ltd., 6.38%, 2/15/36(d)	200,000	196,613
Zambia Government International Bond,
(Step to 7.50% on 6/30/31), 5.75%, 6/30/33(j)	47,373	46,612
0.50%, 12/31/53	77,000	52,458
		295,683
Total Foreign Issuer Bonds (Cost $76,850,843)		78,864,691

Mortgage-Backed Securities – 0.0%(a)
Commercial Mortgage-Backed Securities – 0.0%(a)
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.57%, 6/10/47(d)(m)	50,000	6,497
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(m)	$110,000	$68,199
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(d)(m)	100,000	7,991
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.85%, 3/15/44(d)(m)	56,647	20,392
Total Mortgage-Backed Securities (Cost $272,645)		103,079

Term Loans – 2.6%(h)
Apparel & Textile Products – 0.1%
Tory Burch LLC, Initial Term B Loan, 4/30/31(n)	197,757	196,027
Asset Management – 0.2%
Edelman Financial Center LLC, The 2026 Refinancing Term Loan, 12/01/31(n)	323,267	323,267
Automotive – 0.0%(a)
First Brands Group LLC, 2021 Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.78%, 3/30/27	23,239	19
First Brands Group LLC, 2022-II Incremental Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.78%, 3/30/27	32,822	28
First Brands Group LLC, DIP Term Loan, (1M USD CME Term SOFR + 10.00%, 1.00% Floor), 13.66%, 6/29/26	22,207	5,219
First Brands Group LLC, Roll-Up Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.66%, 6/29/26	64,321	59
		5,325
	Par(c)	Value
Chemicals – 0.5%
ARC Falcon I, Inc., Initial Term B Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 8.16%, 4/01/33	$511,000	$477,274
Mativ Holdings, Inc., New Term B Loan, (1M USD CME Term SOFR + 4.50%), 8.15%, 4/04/33	510,000	504,900
		982,174
Consumer Cyclical – 0.2%
Horizon Midco 2 Ltd., Term B Loan, (3M USD CME Term SOFR + 4.75%), 8.41%, 10/31/31	401,451	371,342
Diversified Industrials – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, 12/21/29(n)(o)	70,299	67,113
GrafTech Global Enterprises, Inc., Term Loan, (3M USD CME Term SOFR + 6.00%, 2.00% Floor), 9.67%, 12/21/29	123,022	117,448
		184,561
Entertainment Content – 0.1%
Oak-Eagle Acquireco, Inc., Term Loan B-1, 3/24/33(n)	165,000	165,041
Health Care Facilities & Services – 0.2%
Hanger, Inc., Delayed Draw Term Loan, 10/23/31(o)	6,274	6,307
IVC Acquisition Ltd., Facility B-12, (3M USD CME Term SOFR + 3.75%), 7.45%, 12/12/28	104,000	103,870
U.S. Fertility Enterprises LLC, Delayed Draw Term Loan, 12/30/32(n)(o)	43,421	43,530
U.S. Fertility Enterprises LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.15%, 12/30/32	286,579	287,295
		441,002
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Insurance – 0.1%
Asurion LLC, New B-11 Term Loan, (3M USD CME Term SOFR + 4.25%), 8.01%, 8/19/28	$17,891	$17,880
CRC Insurance Group LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 8.45%, 5/06/32	135,050	133,362
		151,242
Internet Media & Services – 0.2%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1M USD CME Term SOFR + 4.75%), 8.40%, 3/15/30	343,278	339,760
IT Services – 0.1%
Cyberswift U.S. Finco LLC, Term Loan, 10/08/32(n)	174,000	170,012
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Fourth Amendment Term Loan, (1M USD CME Term SOFR + 3.75%), 7.40%, 1/15/31	313,580	315,051
Software – 0.3%
Dayforce Bidco LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 6.66%, 2/04/33	493,000	464,529
GoTo Group, Inc., Exchange First Out Term Loan, (3M USD CME Term SOFR + 4.75%), 8.58%, 4/28/28	72,884	59,310
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 6.95%, 10/26/30	83,672	65,682
		589,521
Technology – 0.1%
Darktrace Finco U.S. LLC, Initial Term Loan,
(3M USD CME Term SOFR + 3.25%), 6.93%, 10/09/31	54,724	51,338
(3M USD CME Term SOFR + 5.25%), 8.93%, 10/09/32	210,000	191,249
		242,587
	Par(c)	Value
Technology Hardware – 0.1%
Galileo Parent, Inc., Initial Term Loan, (6M USD CME Term SOFR + 4.50%), 8.12%, 3/03/33	$300,000	$299,439
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan, (3M USD CME Term SOFR + 7.50%, 1.00% Floor), 11.15%, 12/13/28	221,125	221,401
Total Term Loans (Cost $5,142,598)		4,997,752

U.S. Government Obligations – 0.9%
U.S. Treasury Bonds – 0.1%
4.63%, 2/15/46	204,000	194,820
4.63%, 11/15/55	98,100	92,520
		287,340
U.S. Treasury Notes – 0.8%
3.88%, 4/15/29	25,000	24,975
3.88%, 4/30/31	501,600	498,230
4.25%, 3/31/33	57,300	57,461
4.13%, 4/30/33	22,600	22,484
4.13%, 2/15/36	864,500	846,264
		1,449,414
Total U.S. Government Obligations (Cost $1,743,079)		1,736,754

	Number of Shares
Warrants – 0.0%(a)
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.(p)*	4,298	—
Mcdermott International Ltd. (OTC Markets)(p)*	3,868	—
Total Warrants (Cost $6,000)		—

Par(c)/Number of Shares
Short-Term Investments – 6.8%
Convertible Bonds – 0.0%(a)
Sunac China Holdings Ltd., 0.00%, 6/23/26(d)(e)	109,862	17,990
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)/Number of Shares	Value
Corporate Bonds – 0.8%
American Express Co., (5Y U.S. Treasury CMT + 2.85%), 3.55%, 9/15/26(f)(g)		93,000	$92,120
DISH DBS Corp.,
7.75%, 7/01/26		425,000	423,421
5.25%, 12/01/26(d)		595,000	589,339

M&T Bank Corp., (5Y U.S. Treasury CMT + 2.68%), 3.50%, 9/01/26(f)(g)		212,000	208,926

PNC Financial Services Group (The), Inc., (5Y U.S. Treasury CMT + 2.60%), 3.40%, 9/15/26(f)(g)		64,000	63,208
Travel + Leisure Co.,
6.63%, 7/31/26(d)		145,000	145,031
6.00%, 4/01/27		5,000	5,007

United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 9/03/26		55,673	55,573
			1,582,625
Foreign Issuer Bonds – 2.4%
Egypt Treasury Bills,
22.63%, 5/05/26(q)	EGP	7,275,000	135,677
21.71%, 6/02/26(q)	EGP	6,200,000	113,820
21.58%, 7/21/26(q)	EGP	55,075,000	982,675
21.43%, 8/04/26(q)	EGP	37,850,000	670,087

Ghana Government International Bond, 0.00%, 7/03/26(e)		7,400	7,324

Kaisa Group Holdings Ltd., 0.00%, 12/31/26(d)(e)		6,682	128

Lebanon Government International Bond, 6.60%, 11/27/26(k)		35,000	8,840
Nigeria OMO Bills,
16.88%, 5/05/26(q)	NGN	680,397,000	494,564
16.95%, 5/12/26(q)	NGN	1,169,603,000	850,863
17.37%, 6/23/26(q)	NGN	1,250,000,000	888,281

Petroleos de Venezuela S.A., 5.38%, 4/12/27(k)		361,000	135,826

Venezuela Government International Bond, 11.75%, 10/21/26(k)		220,900	125,582
			4,413,667
	Par(c)/Number of Shares	Value
Money Market Fund – 2.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(r)	4,829,798	$4,829,798
U.S. Treasury Bills – 1.0%
U.S. Treasury Bills,
3.54%, 6/18/26(q)	1,801,000	1,792,336
3.57%, 7/02/26(q)(s)	165,000	163,974
		1,956,310
Total Short-Term Investments (Cost $12,783,037)		12,800,390

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Put Options - Over the Counter – 0.1%
Brazilian Real vs. Euro, Strike Price BRL 6.11, Expires 12/15/26, Counterparty: Bank of America	1	1,600,000 (t)	73,833
South African Rand vs. U.S. Dollar, Strike Price ZAR 16.00, Expires 12/15/26, Counterparty: Goldman Sachs	1	1,484,000	21,128
U.S. Dollar vs. Euro, Strike Price USD 1.18, Expires 5/18/26, Counterparty: Goldman Sachs	1	1,369,118 (t)	10,597
Total Purchased Options (Premiums Paid $63,624)			105,558

Total Investments – 99.3% (Cost $185,851,096)	186,979,541
Total Written Options — (0.0)%(a) (Premiums Received $7,096)	(4,725)
Other Assets less Liabilities – 0.7%(u)	1,253,145
NET ASSETS – 100.0%	$188,232,686

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Par value is in USD unless otherwise indicated.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $68,313,193 or 36.29% of net assets.

(e)	Zero coupon bond.
(f)	Perpetual bond. Maturity date represents next call date.
(g)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2026 is disclosed.
(h)	Variable or floating rate security. Rate as of April 30, 2026 is disclosed.
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Step coupon bond. Rate as of April 30, 2026 is disclosed.
(k)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(l)	When-Issued Security. Coupon rate was not yet in effect at April 30, 2026.
(m)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2026 is disclosed.

(n)	Position is unsettled. Contract rate was not determined at April 30, 2026 and does not take effect until settlement date.
(o)	Unfunded loan commitment. As of April 30, 2026, total value of unfunded loan commitment is $116,950.
(p)	Investment is valued using significant unobservable inputs (Level 3).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of April 30, 2026 is disclosed.
(s)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(t)	The notional amount is EUR.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts and futures.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
ADR	American Depositary Receipt
BRL	Brazilian Real
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DIP	Debtor-in-Possession
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
OTC	Over-the-Counter
PEN	Peruvian Nuevo Sole
PHP	Philippine Peso
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Futures Contracts outstanding at April 30, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	12	6/18/2026	USD	1,327,125	$(6,391)
U.S. Treasury Long Bond	23	6/18/2026	USD	2,595,406	(58,922)
Ultra 10-Year U.S. Treasury Note	1	6/18/2026	USD	112,860	(2,078)
2-Year U.S. Treasury Note	69	6/30/2026	USD	14,291,625	(112,061)
5-Year U.S. Treasury Note	11	6/30/2026	USD	1,186,195	(4,297)
Total Long Contracts					$(183,749)
Short Contracts
U.S. Treasury Long Bond	(4)	6/18/2026	USD	451,375	$17,278
Ultra 10-Year U.S. Treasury Note	(71)	6/18/2026	USD	8,013,016	182,625
Ultra U.S. Treasury Bond	(4)	6/18/2026	USD	460,125	7,406
5-Year U.S. Treasury Note	(26)	6/30/2026	USD	2,803,734	14,979
Total Short Contracts					$222,288
					$38,539

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/15/26	Chinese Offshore Yuan	17,863,964	U.S. Dollars	2,564,119	BNP Paribas	$76,714
5/26/26	U.S. Dollars	2,514,040	Thai Baht	80,031,956	HSBC	53,354
6/08/26	Hungarian Forints	194,163,914	U.S. Dollars	585,521	Goldman Sachs	38,741
6/05/26	U.S. Dollars	760,677	Philippine Pesos	44,600,000	Goldman Sachs	35,320
7/07/26	Mexican Pesos	15,158,833	U.S. Dollars	841,760	HSBC	20,955
6/08/26	Hungarian Forints	75,751,000	U.S. Dollars	223,782	Morgan Stanley	19,767
6/08/26	Hungarian Forints	212,244,086	U.S. Dollars	664,849	State Street	17,542
6/05/26	U.S. Dollars	382,488	Philippine Pesos	22,536,215	Morgan Stanley	15,968
6/09/26	Czech Republic Koruna	12,758,000	U.S. Dollars	602,270	ING	12,096
5/06/26	Polish Zloty	2,388,127	U.S. Dollars	647,214	HSBC	11,608
5/05/26	Turkish Lira	20,635,965	U.S. Dollars	443,168	Morgan Stanley	11,397
6/09/26	U.S. Dollars	315,665	Indian Rupees	29,623,546	State Street	5,119
5/14/26	U.S. Dollars	379,181	South African Rand	6,240,277	State Street	4,965
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/08/26	Malaysian Ringgit	1,478,458	U.S. Dollars	368,353	Barclays	$4,529
6/03/26	Chilean Pesos	341,070,048	U.S. Dollars	376,300	Citibank	2,765
5/08/26	Colombian Pesos	1,385,134,145	U.S. Dollars	377,210	BNP Paribas	2,742
5/29/26	U.S. Dollars	387,084	South African Rand	6,420,129	Citibank	2,530
9/08/26	Turkish Lira	12,703,766	U.S. Dollars	246,325	Goldman Sachs	2,318
6/03/26	Chilean Pesos	205,600,000	U.S. Dollars	226,757	State Street	1,746
5/08/26	Colombian Pesos	1,370,906,614	U.S. Dollars	374,753	Citibank	1,296
9/15/26	Chinese Offshore Yuan	2,616,000	U.S. Dollars	385,848	Citibank	876
6/03/26	Colombian Pesos	1,089,237,138	U.S. Dollars	296,547	Citibank	396
5/08/26	Colombian Pesos	404,273,618	U.S. Dollars	110,714	State Street	181
Total Unrealized Appreciation						$342,925

5/19/26	Malaysian Ringgit	24,555	U.S. Dollars	6,271	Morgan Stanley	$(83)
6/05/26	Romanian Leu	627,364	U.S. Dollars	141,632	HSBC	(278)
5/26/26	Turkish Lira	14,200,000	U.S. Dollars	307,164	Goldman Sachs	(545)
6/09/26	U.S. Dollars	190,021	Czech Republic Koruna	4,000,000	Citibank	(2,600)
5/26/26	U.S. Dollars	382,376	Thai Baht	12,528,000	Morgan Stanley	(2,814)
6/05/26	U.S. Dollars	426,337	Euro	366,000	UBS	(3,962)
5/06/26	Polish Zloty	1,117,000	U.S. Dollars	312,181	BNP Paribas	(4,030)
5/11/26	South Korean Won	561,534,050	U.S. Dollars	385,000	Morgan Stanley	(5,352)
5/08/26	U.S. Dollars	861,297	Colombian Pesos	3,160,314,376	Morgan Stanley	(5,599)
5/12/26	Egyptian Pounds	19,973,120	U.S. Dollars	376,000	JPMorgan Chase	(5,978)
5/11/26	South Korean Won	565,434,331	U.S. Dollars	388,932	Citibank	(6,647)
5/05/26	U.S. Dollars	380,404	Turkish Lira	17,635,000	Goldman Sachs	(8,056)
6/09/26	U.S. Dollars	413,614	Czech Republic Koruna	8,758,000	Bank of America	(8,131)
6/08/26	Malaysian Ringgit	2,960,000	U.S. Dollars	755,044	Barclays	(8,503)
5/11/26	South Korean Won	560,296,785	U.S. Dollars	388,184	State Street	(9,372)
6/09/26	Indian Rupees	29,623,546	U.S. Dollars	320,775	Deutsche Bank	(10,229)
6/05/26	Philippine Pesos	23,056,000	U.S. Dollars	386,953	Citibank	(11,980)
6/05/26	U.S. Dollars	367,591	Brazilian Reals	1,919,910	ING	(16,495)
5/19/26	Malaysian Ringgit	4,558,181	U.S. Dollars	1,166,915	Barclays	(18,183)
6/03/26	Chilean Pesos	678,389,963	U.S. Dollars	773,088	State Street	(19,126)
6/08/26	U.S. Dollars	552,999	Hungarian Forints	183,741,575	BNP Paribas	(37,753)
6/03/26	U.S. Dollars	776,973	Colombian Pesos	3,000,000,000	Barclays	(40,875)
6/05/26	U.S. Dollars	700,292	Brazilian Reals	3,780,000	State Street	(55,912)
5/26/26	Thai Baht	130,254,664	U.S. Dollars	4,187,849	Barclays	(183,000)
Total Unrealized Depreciation						$(465,503)
Net Unrealized Depreciation						$(122,578)

Written Put Option Contracts outstanding at April 30, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
South African Rand vs. U.S. Dollar	Goldman Sachs	1	USD	1,484,000	ZAR	15.00	12/15/2026	$(4,725)
Total Written OTC Put Options Contracts (Premiums Received $7,096)								$(4,725)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,933,633	$302	$—	$1,933,935
Convertible Bonds	—	1,998,558	—	1,998,558
Convertible Preferred Stocks	176,525	—	—	176,525
Corporate Bonds	—	82,562,289	—	82,562,289
Foreign Government Inflation-Linked Bonds	—	1,700,010	—	1,700,010
Foreign Issuer Bonds	—	78,864,691	—	78,864,691
Mortgage-Backed Securities	—	103,079	—	103,079
Term Loans	—	4,997,752	—	4,997,752
U.S. Government Obligations	—	1,736,754	—	1,736,754
Warrants	—	—	— *	—
Short-Term Investments	4,829,798	7,970,592	—	12,800,390
Purchased Options	—	105,558	—	105,558
Total Investments	$6,939,956	$180,039,585	$— *	$186,979,541

*Includes securities determined to have no value as of April 30, 2026.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$222,288	$—	$—	$222,288
Forward Foreign Currency Exchange Contracts	—	342,925	—	342,925
Total Assets - Derivative Financial Instruments	$222,288	$342,925	$—	$565,213
Liabilities:
Futures Contracts	$(183,749)	$—	$—	$(183,749)
Forward Foreign Currency Exchange Contracts	—	(465,503)	—	(465,503)
Written Options	—	(4,725)	—	(4,725)
Total Liabilities - Derivative Financial Instruments	$(183,749)	$(470,228)	$—	$(653,977)
Net Derivative Financial Instruments	$38,539	$(127,303)	$—	$(88,764)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar Global Opportunistic Equity Fund

	Number of Shares	Value
Common Stocks – 37.5%
Advertising & Marketing – 1.4%
Omnicom Group, Inc.	73,626	$5,648,587
Aerospace & Defense – 0.4%
BAE Systems PLC (United Kingdom)	13,632	379,154
Boeing (The) Co.*	682	156,198
Lockheed Martin Corp.	476	246,554
Melrose Industries PLC (United Kingdom)	20,318	133,332
Safran S.A. (France)	936	300,562
Singapore Technologies Engineering Ltd. (Singapore)	19,071	161,617
Thales S.A. (France)	526	144,512
		1,521,929
Apparel & Textile Products – 1.1%
Burberry Group PLC (United Kingdom)*	15,719	249,431
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	2,159	414,350
Kering S.A. (France)	2,909	800,305
LVMH Moet Hennessy Louis Vuitton S.E. (France)	2,037	1,088,185
NIKE, Inc., Class B	21,839	968,778
Puma S.E. (Germany)	10,810	330,936
PVH Corp.	1,722	157,460
Samsonite Group S.A.(b)	261,900	479,573
Swatch Group (The) A.G. (Bearer) (Switzerland)	700	162,490
		4,651,508
Asset Management – 0.4%
BlackRock, Inc.	220	234,432
Blackstone, Inc.	1,383	173,678
Charles Schwab (The) Corp.	2,543	233,041
Julius Baer Group Ltd. (Switzerland)	1,886	155,023
KKR & Co., Inc.	1,706	178,004
LPL Financial Holdings, Inc.	518	173,080
T. Rowe Price Group, Inc.	1,690	173,867
UBS Group A.G. (Switzerland)(a)	4,055	179,441
		1,500,566
Automotive – 0.4%
Bayerische Motoren Werke A.G. (Germany)	4,049	370,537
Continental A.G. (Germany)*	2,302	174,177
	Number of Shares	Value
Automotive (Continued)
Magna International, Inc. (Canada)	2,913	$185,393
Mercedes-Benz Group A.G. (Germany)	5,469	318,789
Toyota Motor Corp. (Japan)	13,362	256,489
Volkswagen A.G. (Germany)	2,316	239,119
		1,544,504
Banking – 1.3%
ANZ Group Holdings Ltd. (Australia)	6,344	168,506
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	11,130	245,777
Bank Mandiri Persero Tbk PT (Indonesia)	973,519	247,713
Bank of America Corp.	7,754	414,529
Bank of Montreal (Canada)	1,104	168,110
BNP Paribas S.A. (France)	4,631	486,354
Fifth Third Bancorp	3,101	157,407
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	21,999	239,743
HDFC Bank Ltd. (India)	30,325	248,031
HSBC Holdings PLC (United Kingdom)	13,520	248,766
ICICI Bank Ltd. (India)	12,393	166,294
ING Groep N.V. (Netherlands)	6,004	173,764
KeyCorp	7,485	165,493
Nordea Bank Abp (Finland)	13,132	246,187
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,145	322,901
Sumitomo Mitsui Trust Group, Inc. (Japan)	7,242	242,124
Svenska Handelsbanken AB, Class A (Sweden)	11,803	167,720
Toronto-Dominion Bank (The) (Canada)	2,456	264,576
Truist Financial Corp.	3,140	161,710
U.S. Bancorp	7,944	450,107
United Overseas Bank Ltd. (Singapore)	8,897	253,378
Wells Fargo & Co.	3,062	251,788
Woori Financial Group, Inc. (South Korea)	4,120	93,953
		5,584,931
Beverages – 1.6%
Ambev S.A. (Brazil)	132,960	391,754
Brown-Forman Corp., Class B(c)	24,775	638,452
Constellation Brands, Inc., Class A	3,441	538,792
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Beverages (Continued)
Diageo PLC (United Kingdom)	202,240	$4,089,169
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	28,151	332,507
Kweichow Moutai Co. Ltd., Class A (China)	800	162,171
PepsiCo, Inc.	1,869	296,218
Pernod Ricard S.A. (France)	4,240	315,209
		6,764,272
Biotechnology & Pharmaceuticals – 1.5%
Bayer A.G. (Germany)(a)	3,664	164,286
Biogen, Inc.*	1,201	227,325
Bristol-Myers Squibb Co.	3,851	233,332
CSL Ltd. (Australia)	31,659	2,857,560
Daiichi Sankyo Co. Ltd. (Japan)	18,942	307,696
GSK PLC (United Kingdom)	11,677	306,142
Merck & Co., Inc.	2,540	277,317
Merck KGaA (Germany)	1,224	158,492
Moderna, Inc.(c)*	3,127	143,654
Novo Nordisk A/S, Class B (Denmark)	6,338	269,593
Pfizer, Inc.	17,434	465,488
Regeneron Pharmaceuticals, Inc.	135	95,453
Roche Holding A.G.	862	351,265
Zoetis, Inc.	2,198	252,704
		6,110,307
Cable & Satellite – 0.1%
Charter Communications, Inc., Class A(c)*	691	114,132
Comcast Corp., Class A	11,216	303,281
		417,413
Chemicals – 0.5%
Air Products and Chemicals, Inc.	888	266,444
Akzo Nobel N.V. (Netherlands)	2,232	131,011
Croda International PLC (United Kingdom)	6,336	245,751
Dow, Inc.	5,190	210,143
DSM-Firmenich A.G. (Switzerland)	2,205	164,689
International Flavors & Fragrances, Inc.	4,207	295,332
LyondellBasell Industries N.V., Class A	2,775	207,015
PPG Industries, Inc.	2,007	217,760
	Number of Shares	Value
Chemicals (Continued)
Qnity Electronics, Inc.	846	$118,998
Symrise A.G. (Germany)	1,765	156,133
		2,013,276
Commercial Support Services – 1.8%
Bureau Veritas S.A. (France)	7,294	223,513
H&R Block, Inc.(c)	154,734	4,909,710
Paychex, Inc.	19,549	1,810,824
RELX PLC (United Kingdom)	5,177	188,786
Rentokil Initial PLC (United Kingdom)	25,358	170,958
Robert Half, Inc.(c)	6,599	175,599
Wolters Kluwer N.V. (Netherlands)	1,787	139,467
		7,618,857
Construction Materials – 0.1%
James Hardie Industries PLC CDI(c)*	12,330	263,061
Kingspan Group PLC (Ireland)	2,656	245,743
		508,804
Containers & Packaging – 0.1%
Amcor PLC(c)	6,218	236,533
E-Commerce Discretionary – 0.5%
Alibaba Group Holding Ltd. (China)	37,776	622,587
Amazon.com, Inc.*	4,394	1,164,673
JD.com, Inc., Class A (China)	20,801	315,138
		2,102,398
Electric Utilities – 0.3%
Duke Energy Corp.	1,846	239,149
Edison International	4,213	292,762
Eversource Energy	4,201	297,011
RWE A.G. (Germany)	2,584	188,148
SSE PLC (United Kingdom)	4,517	161,728
		1,178,798
Electrical Equipment – 0.2%
Amphenol Corp., Class A	1,213	178,638
Daikin Industries Ltd. (Japan)	1,846	260,831
Otis Worldwide Corp.	3,311	257,861
		697,330
Engineering & Construction – 0.0%(d)
Cellnex Telecom S.A. (Spain)(b)*	4,319	145,389
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Entertainment Content – 0.2%
NetEase, Inc. (China)	21,353	$499,856
Universal Music Group N.V. (Netherlands)	7,004	146,857
		646,713
Food – 1.7%
Campbell’s (The) Co.(c)	124,664	2,591,765
General Mills, Inc.	3,465	122,349
Kerry Group PLC, Class A (Ireland)	33,882	2,871,443
Kraft Heinz (The) Co.(c)	6,408	145,205
MEIJI Holdings Co. Ltd. (Japan)	6,295	149,411
Mondelez International, Inc., Class A	9,061	556,708
Nestle S.A.(a)	5,067	512,981
Tyson Foods, Inc., Class A	2,498	160,047
		7,109,909
Gas & Water Utilities – 0.5%
Severn Trent PLC (United Kingdom)	21,178	941,443
United Utilities Group PLC (United Kingdom)	49,665	984,966
Veolia Environnement S.A. (France)	3,858	163,151
		2,089,560
Health Care Facilities & Services – 0.2%
Centene Corp.*	3,628	194,787
IQVIA Holdings, Inc.*	1,550	245,474
Ramsay Health Care Ltd. (Australia)(c)	5,659	160,076
Sonic Healthcare Ltd. (Australia)(c)	11,211	160,414
UnitedHealth Group, Inc.	446	165,234
		925,985
Home & Office Products – 0.0%(d)
Midea Group Co. Ltd., Class H (China)	16,050	185,468
Home Construction – 0.1%
Masco Corp.	2,130	152,976
Persimmon PLC (United Kingdom)	10,529	151,823
		304,799
Household Products – 0.4%
Clorox (The) Co.	1,985	191,433
Estee Lauder (The) Cos., Inc., Class A	11,402	874,648
	Number of Shares	Value
Household Products (Continued)
Reckitt Benckiser Group PLC (United Kingdom)	4,595	$292,374
Unicharm Corp. (Japan)	27,003	157,321
		1,515,776
Industrial Intermediate Products – 0.1%
SKF AB, Class B (Sweden)	10,159	255,791
Industrial Support Services – 0.1%
Sunbelt Rentals Holdings, Inc. (London Exchange)	3,398	255,407
Institutional Financial Services – 0.2%
ASX Ltd. (Australia)	4,236	185,422
B3 S.A. - Brasil Bolsa Balcao (Brazil)*	68,074	248,414
London Stock Exchange Group PLC (United Kingdom)	2,268	294,289
		728,125
Insurance – 0.4%
AIA Group Ltd. (Hong Kong)	39,691	435,758
Berkshire Hathaway, Inc., Class B*	987	467,443
Daiichi Life Group, Inc. (Japan)	26,121	239,156
MS&AD Insurance Group Holdings, Inc. (Japan)	6,521	167,682
Ping An Insurance Group Co. of China Ltd., Class H (China)	40,780	331,464
Prudential PLC (Hong Kong)	10,427	157,130
		1,798,633
Internet Media & Services – 1.8%
Airbnb, Inc., Class A*	2,558	359,041
Alphabet, Inc., Class A	4,140	1,593,072
Autotrader Group PLC (United Kingdom)(b)	520,170	3,499,145
Meta Platforms, Inc., Class A	1,481	906,238
NAVER Corp. (South Korea)	881	126,549
Tencent Holdings Ltd. (China)	10,257	622,931
Tencent Music Entertainment Group ADR (China)	21,206	194,459
		7,301,435
IT Services – 0.6%
Cognizant Technology Solutions Corp., Class A	49,241	2,604,849
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Leisure Facilities & Services – 2.8%
Brightstar Lottery PLC	418,593	$5,496,126
Carnival Corp.	12,046	319,339
FDJ UNITED (France)(c)	196,260	5,331,817
Las Vegas Sands Corp.	3,116	170,165
Yum China Holdings, Inc. (China)	10,769	521,758
		11,839,205
Leisure Products – 0.2%
Hasbro, Inc.	2,492	238,833
Mattel, Inc.*	16,335	246,332
Shimano, Inc. (Japan)	1,439	150,973
		636,138
Machinery – 0.3%
CNH Industrial N.V.	22,236	238,148
FANUC Corp. (Japan)	5,673	250,594
Hoshizaki Corp. (Japan)	4,591	149,274
IDEX Corp.	761	165,784
Kubota Corp. (Japan)	15,945	260,293
Omron Corp. (Japan)(c)	4,698	168,752
Yaskawa Electric Corp. (Japan)	4,672	165,669
		1,398,514
Medical Equipment & Devices – 2.8%
Agilent Technologies, Inc.	1,266	146,287
Alcon A.G.	1,909	142,511
Align Technology, Inc.*	868	152,777
Baxter International, Inc.	14,794	260,078
Becton Dickinson & Co.	1,365	203,440
Carl Zeiss Meditec A.G. (Bearer) (Germany)	86,756	2,701,847
Coloplast A/S, Class B (Denmark)	30,364	1,875,696
Danaher Corp.	2,256	403,711
DENTSPLY SIRONA, Inc.	304,132	3,573,551
Edwards Lifesciences Corp.*	1,908	159,318
GE HealthCare Technologies, Inc.	4,126	251,026
Hoya Corp. (Japan)	1,322	246,875
Koninklijke Philips N.V. (Netherlands)	11,315	298,465
Medtronic PLC	4,067	329,305
Olympus Corp. (Japan)	16,409	161,391
Siemens Healthineers A.G. (Germany)(b)	7,282	298,593
Thermo Fisher Scientific, Inc.	993	475,607
Zimmer Biomet Holdings, Inc.	1,581	130,322
		11,810,800
	Number of Shares	Value
Metals & Mining – 0.1%
Glencore PLC (Australia)*	45,430	$353,075
Vale S.A. (Brazil)	13,912	228,467
		581,542
Oil & Gas Supply Chain – 0.9%
Cheniere Energy, Inc.	704	193,565
Chevron Corp.	850	164,313
ConocoPhillips	1,431	179,991
Devon Energy Corp.	3,961	203,477
Eni S.p.A. (Italy)	7,136	201,781
Exxon Mobil Corp.	4,172	643,865
Gazprom PJSC (Russia)(e)(f)*	100,532	—
LUKOIL PJSC (Russia)(e)(f)*	3,271	—
Occidental Petroleum Corp.	2,999	181,679
ONEOK, Inc.	2,161	199,806
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)	12,482	274,978
Rosneft Oil Co. PJSC (Russia)(e)(f)*	48,304	—
Shell PLC	13,755	625,396
TotalEnergies S.E. (France)	7,055	655,929
Woodside Energy Group Ltd. (Australia)	8,024	191,835
		3,716,615
Oil, Gas Services & Equipment – 0.0%(d)
SLB Ltd.	3,376	192,027
Real Estate Investment Trusts – 0.4%
AvalonBay Communities, Inc.	1,338	244,854
Crown Castle, Inc.	3,586	318,365
Healthpeak Properties, Inc.	22,725	367,463
Prologis, Inc.	1,117	158,636
Realty Income Corp.	4,717	303,020
SBA Communications Corp.	788	174,306
		1,566,644
Retail - Consumer Staples – 0.0%(d)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	52,345	165,499
Retail - Discretionary – 0.2%
Lululemon Athletica, Inc.*	883	121,589
Pandora A/S (Denmark)	1,917	145,882
RH(c)*	3,606	475,848
		743,319
Semiconductors – 1.6%
ASM International N.V. (Netherlands)	281	274,896
ASML Holding N.V. (Netherlands)	423	611,466
Broadcom, Inc.	3,004	1,253,960
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
Marvell Technology, Inc.	2,544	$420,141
NVIDIA Corp.	9,415	1,878,951
NXP Semiconductors N.V. (Netherlands)	1,244	365,226
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	22,115	1,535,265
Tokyo Electron Ltd. (Japan)	829	244,292
		6,584,197
Software – 1.6%
Adobe, Inc.*	12,358	3,041,304
Microsoft Corp.	5,297	2,160,011
Palo Alto Networks, Inc.*	2,189	392,531
Salesforce, Inc.	2,328	410,962
SAP S.E. (Germany)	2,761	463,553
ServiceNow, Inc.*	3,277	289,392
		6,757,753
Specialty Finance – 6.1%
Adyen N.V. (Netherlands)(b)*	99	111,717
Edenred S.E. (France)	227,541	5,698,554
Equifax, Inc.	835	145,240
Experian PLC	47,053	1,721,625
Fiserv, Inc.*	87,832	5,502,675
Nexi S.p.A. (Italy)(b)(c)	1,426,523	6,799,642
PayPal Holdings, Inc.	2,856	143,200
S&P Global, Inc.	622	268,225
TransUnion	3,312	235,152
Verisk Analytics, Inc.	15,124	2,790,227
Visa, Inc., Class A	5,355	1,766,293
		25,182,550
Technology Hardware – 0.5%
Apple, Inc.	3,249	881,616
Murata Manufacturing Co. Ltd. (Japan)	6,608	219,150
Samsung Electronics Co. Ltd. (South Korea)	3,499	526,906
Sony Group Corp. (Japan)	19,199	384,658
TDK Corp. (Japan)	10,204	186,574
		2,198,904
Telecommunications – 0.9%
America Movil S.A.B. de C.V., Series B (Mexico)	131,552	175,016
Rogers Communications Inc., Class B (Canada)	10,397	378,497
	Number of Shares	Value
Telecommunications (Continued)
SES S.A. (Luxembourg)	373,169	$3,078,928
Verizon Communications, Inc.	6,498	312,099
		3,944,540
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	4,665	274,744
Transportation & Logistics – 0.0%(d)
United Parcel Service, Inc., Class B	1,367	148,730
Wholesale - Discretionary – 1.0%
Bunzl PLC (United Kingdom)	125,668	4,142,777
Total Common Stocks (Cost $168,067,731)		155,852,350

Preferred Stocks – 0.7%
Automotive – 0.0%(d)
Dr. Ing hc F Porsche A.G., 2.46% (Germany)(g)	1,982	96,248
Banking – 0.0%(d)
Banco Bradesco S.A. (Brazil)*	38,179	149,653
Household Products – 0.7%
Henkel A.G. & Co. KGaA, 3.34% (Germany)(g)	39,215	2,853,600
Total Preferred Stocks (Cost $3,385,820)		3,099,501

Investment Companies – 59.9%
Fidelity MSCI Information Technology Index ETF	117,923	29,045,614
Franklin FTSE Brazil ETF	341,071	8,465,382
Franklin FTSE Japan ETF(c)	328,512	12,509,737
Franklin FTSE United Kingdom ETF	215,771	7,778,545
Invesco KBW Bank ETF	91,197	7,964,234
iShares Expanded Tech-Software Sector ETF(c)*	96,809	8,123,243
iShares Global Consumer Staples ETF	260,487	17,892,852
iShares Global Energy ETF(c)	99,009	5,624,701
KraneShares CSI China Internet ETF	349,952	10,068,119
Schwab Fundamental Emerging Markets Equity ETF(c)	723,496	29,446,287
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value

Schwab U.S. REIT ETF	574,446	$13,453,526
State Street SPDR Portfolio S&P 600 Small Cap ETF	156,763	8,364,874
Vanguard Communication Services ETF(c)	94,349	18,571,657
Vanguard Health Care ETF(c)	60,131	16,383,292
Vanguard Total Stock Market ETF(c)	155,751	55,163,889
Total Investment Companies (Cost $216,859,579)		248,855,952

Short-Term Investments – 12.6%
Money Market Funds – 12.6%
Northern Institutional Funds - Liquid Assets Portfolio, 3.68%(h)(i)	45,053,210	45,053,210

Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(h)	7,202,577	7,202,577
Total Short-Term Investments (Cost $52,255,787)		52,255,787
Total Investments – 110.7% (Cost $440,568,917)		460,063,590
Liabilities less Other Assets – (10.7)%		(44,339,560)
NET ASSETS – 100.0%		$415,724,030

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $11,334,059 or 2.73% of net assets.

(c)	Security either partially or fully on loan. (See Note 6.)
(d)	Amount rounds to less than 0.05%.
(e)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At April 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $0 or .00% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Gazprom PJSC	7/26/21	$381,973
LUKOIL PJSC, 340.00%	7/26/21-9/8/21	282,436
Rosneft Oil Co. PJSC, 41.66%	7/26/21-9/8/21	358,621

(f)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	7-day current yield as of April 30, 2026 is disclosed.
(i)	Security purchased with cash collateral received in connection with securities on loan. (See Note 6.)
*	Non-Income Producing Security

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Concentration by Currency (%)(a)
U.S. Dollar	78.2
Euro	9.5
All other currencies less than 5%	12.3
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	91.4
All other countries less than 5%(b)	8.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$82,582,483	$73,269,867	$— *	$155,852,350
Preferred Stocks	149,653	2,949,848	—	3,099,501
Investment Companies	248,855,952	—	—	248,855,952
Short-Term Investments	52,255,787	—	—	52,255,787
Total Investments	$383,843,875	$76,219,715	$— *	$460,063,590

*Includes securities determined to have no value as of April 30, 2026.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments
Morningstar Alternatives Fund

	Par(a)	Value
Long Positions – 102.7%
Asset-Backed Securities – 0.7%
Other – 0.7%
Affirm Asset Securitization Trust,
Series 2025-X1, Class B, 5.19%, 4/15/30(b)	$125,000	$125,155
Series 2025-X2, Class C, 4.93%, 10/15/30(b)	250,000	250,256

Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 7/15/33(b)	875,000	878,627
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	10,517	10,364
NetCredit Combined Receivables LLC,
Series 2024-A, Class B, 8.31%, 10/21/30(b)	178,673	180,448
Series 2025-A, Class A, 7.29%, 10/20/31(b)	80,870	81,537

Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 7/15/30(b)	330,000	330,127
		1,856,514
Total Asset-Backed Securities (Cost $1,849,948)		1,856,514

	Number of Shares
Common Stocks – 25.1%
Aerospace & Defense – 0.0%(c)
CAE, Inc. (Canada)*	101	2,637
Curtiss-Wright Corp.	6	4,321
General Dynamics Corp.	23	7,919
General Electric Co.	72	20,875
HEICO Corp.	16	4,319
Howmet Aerospace, Inc.	34	8,263
Huntington Ingalls Industries, Inc.	8	2,914
Kratos Defense & Security Solutions, Inc.*	47	2,963
L3Harris Technologies, Inc.	17	5,449
Loar Holdings, Inc.*	43	2,413
Lockheed Martin Corp.	17	8,806
Moog, Inc., Class A	9	2,712
Northrop Grumman Corp.	12	6,954
RTX Corp.	96	16,903
Woodward, Inc.	10	3,630
		101,078
	Number of Shares	Value
Apparel & Textile Products – 0.0%(c)
Gildan Activewear, Inc. (Canada)	51	$3,161
Asset Management – 3.3%
DigitalBridge Group, Inc.	148,296	2,307,486
Janus Henderson Group PLC(d)	74,654	3,852,893
Schroders PLC (United Kingdom)	291,424	2,294,668
		8,455,047
Automotive – 0.0%(c)
Gentex Corp.	113	2,612
Magna International, Inc. (Canada)	434	27,633
Tesla, Inc.*	191	72,891
		103,136
Banking – 0.9%
Stellar Bancorp, Inc.	35,358	1,328,047
Webster Financial Corp.(d)	12,481	903,125
		2,231,172
Beverages – 0.1%
Coca-Cola (The) Co.	292	22,998
Coca-Cola Consolidated, Inc.	15	3,076
Constellation Brands, Inc., Class A	24	3,758
Keurig Dr. Pepper, Inc.	1,114	32,752
Monster Beverage Corp.*	90	6,936
PepsiCo, Inc.	826	130,913
		200,433
Biotechnology & Pharmaceuticals – 3.1%
Alnylam Pharmaceuticals, Inc.*	15	4,642
Apellis Pharmaceuticals, Inc.(e)*	14,400	589,680
BioMarin Pharmaceutical, Inc.*	50	2,696
Bristol-Myers Squibb Co.	1,040	63,014
Centessa Pharmaceuticals PLC ADR(d)(e)*	22,700	894,834
Eli Lilly & Co.	60	56,076
Exelixis, Inc.*	65	2,890
Gilead Sciences, Inc.	808	105,719
Incyte Corp.*	36	3,430
Insmed, Inc.*	28	3,817
Johnson & Johnson	621	142,737
KalVista Pharmaceuticals, Inc.(e)*	57,147	1,523,539
Ligand Pharmaceuticals, Inc.*	12	2,753
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Merck & Co., Inc.	639	$69,766
Neurocrine Biosciences, Inc.*	23	3,028
Organon & Co.(d)(e)	37,652	498,889
Protagonist Therapeutics, Inc.*	26	2,573
Regeneron Pharmaceuticals, Inc.	9	6,364
Roivant Sciences Ltd.*	126	3,595
Soleno Therapeutics, Inc.(e)*	26,100	1,378,602
Terns Pharmaceuticals, Inc.(e)*	34,300	1,815,499
United Therapeutics Corp.*	7	3,999
Vertex Pharmaceuticals, Inc.*	21	8,975
XOMA Royalty Corp.(d)*	22,094	904,528
		8,091,645
Cable & Satellite – 0.0%(c)
Comcast Corp., Class A	3,410	92,206
Sirius XM Holdings, Inc.	93	2,506
		94,712
Chemicals – 0.0%(c)
Avery Dennison Corp.	17	2,787
Corteva, Inc.	67	5,428
Ecolab, Inc.	25	6,515
International Flavors & Fragrances, Inc.	46	3,229
Linde PLC	33	16,538
NewMarket Corp.	4	2,702
Nutrien Ltd. (Canada)	362	27,512
RPM International, Inc.	29	2,955
Sherwin-Williams (The) Co.	22	7,075
		74,741
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.	463	98,128
Casella Waste Systems, Inc., Class A*	30	2,378
Cintas Corp.	37	6,464
Clean Harbors, Inc.*	11	3,439
GFL Environmental, Inc.	72	2,888
H&R Block, Inc.	1,709	54,227
Paychex, Inc.	643	59,561
Republic Services, Inc.	28	5,858
Rollins, Inc.	70	3,901
Thomson Reuters Corp. (Canada)*	552	52,821
	Number of Shares	Value
Commercial Support Services (Continued)
Waste Connections, Inc.	29	$4,777
Waste Management, Inc.	34	7,907
		302,349
Construction Materials – 0.0%(c)
Advanced Drainage Systems, Inc.	21	3,134
Carlisle Cos., Inc.	9	3,197
CRH PLC	63	7,460
Martin Marietta Materials, Inc.	7	4,334
Simpson Manufacturing Co., Inc.	15	2,861
Vulcan Materials Co.	16	4,828
		25,814
Consumer Services – 0.0%(c)
Grand Canyon Education, Inc.*	14	2,367
Laureate Education, Inc.*	71	2,137
		4,504
Containers & Packaging – 0.0%(c)
AptarGroup, Inc.	21	2,597
Packaging Corp. of America	16	3,415
		6,012
Diversified Industrials – 0.0%(c)
Dover Corp.	19	4,302
Honeywell International, Inc.	49	10,502
Illinois Tool Works, Inc.	26	6,708
ITT, Inc.	17	3,644
Parker-Hannifin Corp.	10	9,094
		34,250
E-Commerce Discretionary – 0.0%(c)
Amazon.com, Inc.*	342	90,651
eBay, Inc.	51	5,277
		95,928
Electric Utilities – 1.4%
Alliant Energy Corp.	167	12,263
Ameren Corp.	111	12,615
American Electric Power Co., Inc.	503	68,966
CenterPoint Energy, Inc.	88	3,841
CMS Energy Corp.	1,073	82,342
Consolidated Edison, Inc.	1,030	114,835
Dominion Energy, Inc.	505	32,572
DTE Energy Co.	27	4,096
Duke Energy Corp.	907	117,502
Emera, Inc. (Canada)	59	3,152
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electric Utilities (Continued)
Entergy Corp.	47	$5,542
Evergy, Inc.	471	39,018
Exelon Corp.	1,556	71,560
FirstEnergy Corp.	2,233	106,112
Fortis, Inc. (Canada)	2,071	118,482
IDACORP, Inc.	18	2,659
NextEra Energy, Inc.	153	14,976
OGE Energy Corp.	976	47,629
Ormat Technologies, Inc.	23	2,643
PG&E Corp.	255	4,238
Pinnacle West Capital Corp.	234	24,270
Portland General Electric Co.	2	104
PPL Corp.	102	3,819
Public Service Enterprise Group, Inc.	56	4,573
Sempra	62	5,897
Southern (The) Co.	1,237	119,618
TXNM Energy, Inc.(d)	41,024	2,422,877
WEC Energy Group, Inc.	1,003	118,294
Xcel Energy, Inc.	65	5,392
		3,569,887
Electrical Equipment – 0.1%
Advanced Energy Industries, Inc.	9	3,455
Allegion PLC	20	2,750
AMETEK, Inc.	24	5,652
Amphenol Corp., Class A	97	14,285
Atmus Filtration Technologies, Inc.	43	2,726
Badger Meter, Inc.	16	1,935
BWX Technologies, Inc.	16	3,462
Cognex Corp.	57	3,164
Eaton Corp. PLC	30	12,990
ESCO Technologies, Inc.	9	2,916
Hubbell, Inc.	8	4,065
Johnson Controls International PLC	54	7,886
Keysight Technologies, Inc.*	18	6,298
Lennox International, Inc.	7	3,744
nVent Electric PLC	28	4,001
Otis Worldwide Corp.	52	4,050
Ralliant Corp.	59	2,681
Rockwell Automation, Inc.	13	5,316
SPX Technologies, Inc.*	14	3,065
Trane Technologies PLC	19	9,358
Trimble, Inc.*	49	3,299
		107,098
	Number of Shares	Value
Engineering & Construction – 0.5%
Dycom Industries, Inc.*	8	$3,313
Ferrovial S.E.	79	5,444
Jacobs Solutions, Inc.	24	3,106
Quanta Services, Inc.	13	9,461
Stantec, Inc. (Canada)	32	2,921
TopBuild Corp.(d)*	2,960	1,310,392
		1,334,637
Entertainment Content – 2.9%
Electronic Arts, Inc.(e)	20,757	4,200,594
Fox Corp., Class A	60	3,809
Netflix, Inc.*	294	27,521
Walt Disney (The) Co.	134	13,903
Warner Bros. Discovery, Inc.(e)*	118,435	3,203,667
Warner Music Group Corp., Class A	265	7,492
		7,456,986
Food – 0.1%
Hershey (The) Co.	23	4,272
Hormel Foods Corp.	5,245	112,610
Ingredion, Inc.	135	15,085
Kraft Heinz (The) Co.	170	3,852
Lamb Weston Holdings, Inc.	56	2,439
McCormick & Co., Inc. (Non Voting)	632	32,131
Mondelez International, Inc., Class A	2,092	128,532
Post Holdings, Inc.*	25	2,619
Tyson Foods, Inc., Class A	684	43,824
		345,364
Gas & Water Utilities – 0.0%(c)
American Water Works Co., Inc.	610	78,336
Atmos Energy Corp.	77	14,629
National Fuel Gas Co.	29	2,447
NiSource, Inc.	75	3,621
Southwest Gas Holdings, Inc.	28	2,633
		101,666
Health Care Facilities & Services – 0.6%
Chemed Corp.	7	2,975
Cigna Group (The)	18	5,231
CVS Health Corp.	418	34,815
Encompass Health Corp.	28	2,800
Enhabit, Inc.*	99,828	1,371,637
Ensign Group (The), Inc.	14	2,614
HCA Healthcare, Inc.	18	7,820
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Labcorp Holdings, Inc.	13	$3,338
Quest Diagnostics, Inc.	17	3,301
		1,434,531
Home Construction – 1.1%
Armstrong World Industries, Inc.	16	2,726
DR Horton, Inc.	34	5,232
Masco Corp.	49	3,519
PulteGroup, Inc.	31	3,793
Tri Pointe Homes, Inc.*	58,462	2,741,283
		2,756,553
Household Products – 0.4%
Church & Dwight Co., Inc.	37	3,591
Clorox (The) Co.	79	7,619
Colgate-Palmolive Co.	1,121	95,689
Kenvue, Inc.(d)(e)	36,899	646,839
Kimberly-Clark Corp.	1,197	117,821
Procter & Gamble (The) Co.	158	23,240
		894,799
Industrial Intermediate Products – 1.3%
Chart Industries, Inc.*	15,434	3,208,729
Enpro, Inc.	10	2,915
Mueller Industries, Inc.	26	3,521
RBC Bearings, Inc.*	6	3,595
Valmont Industries, Inc.	7	3,556
		3,222,316
Industrial Support Services – 0.0%(c)
API Group Corp.*	80	3,658
Applied Industrial Technologies, Inc.	10	3,057
Fastenal Co.	119	5,347
MSC Industrial Direct Co., Inc., Class A	27	2,761
RB Global, Inc. (Canada)	34	3,546
VSE Corp.	14	2,403
Watsco, Inc.	8	3,503
WW Grainger, Inc.	5	5,807
		30,082
Institutional Financial Services – 0.0%(c)
Tradeweb Markets, Inc., Class A	31	3,511
Insurance – 0.5%
Beazley PLC (United Kingdom)	53,913	936,436
Berkshire Hathaway, Inc., Class B*	139	65,830
Manulife Financial Corp. (Canada)	2,689	105,651
	Number of Shares	Value
Insurance (Continued)
Old Republic International Corp.	1,603	$64,040
Sun Life Financial, Inc. (Canada)	1,790	129,023
		1,300,980
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	245	94,276
Booking Holdings, Inc.	75	12,627
DoorDash, Inc., Class A*	41	6,915
Match Group, Inc.	673	25,184
Meta Platforms, Inc., Class A	128	78,324
Spotify Technology S.A.*	18	8,038
Uber Technologies, Inc.*	160	11,938
VeriSign, Inc.	14	3,761
		241,063
IT Services – 0.1%
Accenture PLC, Class A	572	102,222
Amdocs Ltd.	1,771	114,530
CGI, Inc. (Canada)	43	2,814
Cognizant Technology Solutions Corp., Class A	676	35,760
ExlService Holdings, Inc.*	78	2,487
International Business Machines Corp.	319	73,683
Leidos Holdings, Inc.	21	3,134
		334,630
Leisure Facilities & Services – 0.1%
Chipotle Mexican Grill, Inc.*	147	4,996
Darden Restaurants, Inc.	356	71,399
Hilton Worldwide Holdings, Inc.	21	6,805
Madison Square Garden Sports Corp.*	8	2,740
Marriott International, Inc., Class A	23	8,319
McDonald’s Corp.	52	15,267
Restaurant Brands International, Inc. (Canada)	56	4,518
Starbucks Corp.	96	10,112
Texas Roadhouse, Inc.	17	2,737
TKO Group Holdings, Inc.	23	4,280
Viking Holdings Ltd.*	58	4,751
Yum! Brands, Inc.	31	4,949
		140,873
Machinery – 0.0%(c)
CSW Industrials, Inc.	9	2,621
Donaldson Co., Inc.	32	2,821
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Machinery (Continued)
Federal Signal Corp.	24	$2,955
Graco, Inc.	35	2,809
IDEX Corp.	16	3,486
Ingersoll Rand, Inc.	53	4,233
Lincoln Electric Holdings, Inc.	12	3,180
Nordson Corp.	12	3,461
Pentair PLC	36	2,906
Snap-on, Inc.	9	3,451
Veralto Corp.	40	3,528
Watts Water Technologies, Inc., Class A	9	2,701
Xylem, Inc.	33	3,899
Zurn Elkay Water Solutions Corp.	59	3,066
		45,117
Medical Equipment & Devices – 3.1%
Abbott Laboratories	1,149	104,318
Agilent Technologies, Inc.	36	4,160
Alcon A.G.	60	4,492
Avanos Medical, Inc.(d)*	36,994	910,792
Becton Dickinson & Co.	32	4,769
Bio-Techne Corp.	49	2,711
Boston Scientific Corp.*	126	7,259
Cooper (The) Cos., Inc.*	43	2,705
Danaher Corp.	56	10,021
Edwards Lifesciences Corp.*	61	5,094
Glaukos Corp.*	23	3,304
Globus Medical, Inc., Class A*	33	2,976
IDEXX Laboratories, Inc.*	9	5,047
Intuitive Surgical, Inc.*	27	12,355
Masimo Corp.(d)*	17,128	3,056,149
Medtronic PLC	1,408	114,006
Merit Medical Systems, Inc.*	35	2,386
Mettler-Toledo International, Inc.*	3	3,830
Natera, Inc.*	20	4,123
Penumbra, Inc.(d)*	11,004	3,592,586
ResMed, Inc.	19	4,062
STERIS PLC	16	3,470
Stryker Corp.	30	9,454
Thermo Fisher Scientific, Inc.	28	13,411
Waters Corp.*	13	4,020
West Pharmaceutical Services, Inc.	13	3,869
		7,891,369
	Number of Shares	Value
Metals & Mining – 0.0%(c)
Agnico Eagle Mines Ltd. (Canada)	42	$7,905
Alamos Gold, Inc., Class A (Canada)	76	3,035
Barrick Mining Corp. (Canada)	159	6,255
Cameco Corp. (Canada)	48	5,906
Franco-Nevada Corp. (Canada)	21	4,837
Hecla Mining Co.	163	2,937
Kinross Gold Corp. (Canada)	146	4,415
OR Royalties, Inc. (Canada)	69	2,547
Royal Gold, Inc.	14	3,267
Uranium Energy Corp.*	202	3,008
Vizsla Silver Corp. (Canada)*	691	2,336
		46,448
Oil & Gas Supply Chain – 0.4%
Antero Midstream Corp.	123	2,689
Canadian Natural Resources Ltd. (Canada)	2,141	102,104
Cheniere Energy, Inc.	20	5,499
Chevron Corp.	392	75,777
ConocoPhillips	93	11,698
DT Midstream, Inc.	227	33,594
Enbridge, Inc. (Canada)	2,275	126,080
EOG Resources, Inc.	47	6,607
Expand Energy Corp.	35	3,575
Exxon Mobil Corp.	281	43,367
Imperial Oil Ltd. (Canada)	70	9,381
Kinder Morgan, Inc.	2,371	77,935
Pembina Pipeline Corp. (Canada)	2,660	123,743
Suncor Energy, Inc. (Canada)	1,843	126,172
Targa Resources Corp.	22	5,722
TC Energy Corp. (Canada)	1,910	127,836
Texas Pacific Land Corp.	10	4,437
Williams (The) Cos., Inc.	377	28,769
		914,985
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	35	2,766
News Corp., Class A	122	3,211
		5,977
Real Estate Investment Trusts – 2.3%
American Homes 4 Rent, Class A	410	13,054
Camden Property Trust	222	23,314
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
CubeSmart	10	$405
Equinix, Inc.	8	8,663
Equity Residential	215	14,057
Essex Property Trust, Inc.	47	12,371
Lamar Advertising Co., Class A	148	20,400
Mid-America Apartment Communities, Inc.	705	91,072
National Storage Affiliates Trust(d)	62,790	2,672,342
NNN REIT, Inc.	246	10,772
Omega Healthcare Investors, Inc.	733	34,429
Public Storage	279	84,384
Sila Realty Trust, Inc.	44,996	1,369,228
UDR, Inc.	703	25,547
Veris Residential, Inc.	84,166	1,596,629
WP Carey, Inc.	165	12,034
		5,988,701
Real Estate Services – 0.0%(c)
CoStar Group, Inc.*	79	2,734
Retail - Consumer Staples – 0.1%
BJ’s Wholesale Club Holdings, Inc.*	30	2,817
Casey’s General Stores, Inc.	5	4,111
Costco Wholesale Corp.	29	29,421
Kroger (The) Co.	1,307	88,967
Target Corp.	517	67,081
Walmart, Inc.	510	67,284
		259,681
Retail - Discretionary – 0.1%
AutoZone, Inc.*	2	7,408
Ferguson Enterprises, Inc.	21	5,622
Genuine Parts Co.	447	47,932
Home Depot (The), Inc.	69	22,687
Lowe’s Cos., Inc.	44	10,507
O’Reilly Automotive, Inc.*	75	7,455
Ross Stores, Inc.	30	6,834
TJX (The) Cos., Inc.	82	12,853
Tractor Supply Co.	80	2,808
		124,106
Semiconductors – 0.5%
Applied Materials, Inc.	56	22,091
Broadcom, Inc.	234	97,679
Cirrus Logic, Inc.*	18	2,935
Lam Research Corp.	89	22,950
MACOM Technology Solutions Holdings, Inc.*	15	4,224
	Number of Shares	Value
Semiconductors (Continued)
Monolithic Power Systems, Inc.	5	$8,072
NVIDIA Corp.	417	83,221
QUALCOMM, Inc.	246	44,177
Silicon Laboratories, Inc.(d)*	4,400	957,880
SiTime Corp.*	8	4,497
Skyworks Solutions, Inc.	1,187	83,292
Teradyne, Inc.	17	5,839
		1,336,857
Software – 0.1%
Appfolio, Inc., Class A*	16	2,673
Cadence Design Systems, Inc.*	25	8,240
Descartes Systems Group (The), Inc. (Canada)*	35	2,524
Figma, Inc., Class A*	143	2,531
Fortinet, Inc.*	74	6,239
Gen Digital, Inc.	147	2,836
Guidewire Software, Inc.*	20	2,768
Manhattan Associates, Inc.*	20	2,758
Microsoft Corp.	194	79,109
Open Text Corp. (Canada)	969	21,958
Palantir Technologies, Inc., Class A*	172	23,927
Pivotal Software, Inc., Class A*	21,925	—
PTC, Inc.*	23	3,135
Roper Technologies, Inc.	12	4,258
Shopify, Inc., Class A (Canada)*	104	12,597
Tyler Technologies, Inc.*	9	3,070
Veeva Systems, Inc., Class A*	22	3,431
		182,054
Specialty Finance – 0.0%(c)
Jack Henry & Associates, Inc.	18	2,767
Mastercard, Inc., Class A	61	30,678
Moody’s Corp.	16	7,390
MSCI, Inc.	9	5,323
S&P Global, Inc.	24	10,350
Verisk Analytics, Inc.	21	3,874
Visa, Inc., Class A	130	42,879
		103,261
Steel – 0.0%(c)
Carpenter Technology Corp.	9	3,854
Reliance, Inc.	10	3,625
		7,479
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Technology Hardware – 0.1%
Apple, Inc.	279	$75,707
Arista Networks, Inc.*	98	16,926
Ciena Corp.*	14	7,386
Cisco Systems, Inc.	1,472	134,688
Corning, Inc.	69	11,332
Dolby Laboratories, Inc., Class A	42	2,694
Garmin Ltd.	21	5,274
Motorola Solutions, Inc.	15	6,585
Teledyne Technologies, Inc.*	6	3,875
Ubiquiti, Inc.	7	7,084
		271,551
Telecommunications – 0.2%
AT&T, Inc.	4,500	117,585
BCE, Inc. (Canada)	4,441	105,607
Rogers Communications Inc., Class B (Canada)	2,448	89,181
TELUS Corp. (Canada)	257	3,220
T-Mobile U.S., Inc.	425	83,087
Verizon Communications, Inc.	2,588	124,302
		522,982
Tobacco & Cannabis – 0.0%(c)
Altria Group, Inc.	134	9,735
Philip Morris International, Inc.	115	18,983
		28,718
Transportation & Logistics – 1.5%
Canadian National Railway Co. (TSX Toronto Exchange) (Canada)	1,151	129,062
Canadian Pacific Kansas City Ltd. (Canada)	84	7,305
CH Robinson Worldwide, Inc.	20	3,636
CSX Corp.	170	7,723
Expeditors International of Washington, Inc.	23	3,401
JB Hunt Transport Services, Inc.	16	4,025
Kirby Corp.*	19	2,860
Norfolk Southern Corp.(d)	8,548	2,699,715
Old Dominion Freight Line, Inc.	24	5,098
Union Pacific Corp.	229	61,711
ZIM Integrated Shipping Services Ltd. (Israel)(d)(e)	30,900	816,996
		3,741,532
	Number of Shares	Value
Transportation Equipment – 0.0%(c)
Allison Transmission Holdings, Inc.	24	$3,224
Cummins, Inc.	13	8,723
Westinghouse Air Brake Technologies Corp.	19	5,128
		17,075
Wholesale - Consumer Staples – 0.0%(c)
Performance Food Group Co.*	35	3,169
Sysco Corp.	1,134	84,721
U.S. Foods Holding Corp.*	38	3,553
		91,443
Wholesale - Discretionary – 0.0%(c)
Copart, Inc.*	126	4,172
Total Common Stocks (Cost $63,480,330)		64,685,200

	Par(a)
Convertible Bonds – 26.0%
Aerospace & Defense – 0.1%
Joby Aviation, Inc., 0.75%, 2/15/32(d)	$391,000	360,453
Asset Management – 1.2%
Capital Southwest Corp., 5.13%, 11/15/29(d)	483,000	504,010
IREN Ltd.,
0.25%, 6/01/32(b)	124,000	136,276
1.00%, 6/01/33(b)(d)	155,000	170,965

Terawulf, Inc., 2.75%, 2/01/30(b)(d)	461,000	1,258,991
WisdomTree, Inc., 4.63%, 8/15/30(b)(d)	869,000	1,018,468
		3,088,710
Biotechnology & Pharmaceuticals – 2.3%
Arrowhead Pharmaceuticals, Inc., 0.00%, 1/15/32(d)(f)	50,000	56,895
Ascendis Pharma A/S, 2.25%, 4/01/28	378,000	547,155
Bridgebio Pharma, Inc., 2.25%, 2/01/29(d)	899,000	997,081
Cogent Biosciences, Inc., 1.63%, 11/15/31(d)	31,000	36,689
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(d)	808,000	955,056
CRISPR Therapeutics A.G., 1.73%, 3/01/31(b)(d)	394,000	410,824
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
Indivior Pharmaceuticals, Inc., 0.63%, 3/15/31(b)(d)	$158,000	$179,551
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(d)	228,000	338,580
Jazz Investments I Ltd., 3.13%, 9/15/30(d)	1,059,000	1,582,146
Pacira BioSciences, Inc., 2.13%, 5/15/29(d)	882,000	888,791
		5,992,768
Cable & Satellite – 0.5%
Sirius XM Holdings, Inc., 3.75%, 3/15/28(d)	1,280,000	1,400,960
Commercial Support Services – 0.8%
Alarm.com Holdings, Inc., 2.25%, 6/01/29(d)	1,264,000	1,188,160
CSG Systems International, Inc., 3.88%, 9/15/28(d)	799,000	972,783
		2,160,943
E-Commerce Discretionary – 0.2%
Wayfair, Inc., 3.50%, 11/15/28(d)	306,000	471,056
Electric Utilities – 0.7%
Ormat Technologies, Inc., 1.50%, 3/15/31(b)(d)	396,000	419,087
PG&E Corp., 4.25%, 12/01/27(d)	1,320,000	1,352,340
		1,771,427
Electrical Equipment – 0.9%
BWX Technologies, Inc., 0.00%, 11/01/30(b)(d)(f)	407,000	440,374
Itron, Inc., 0.00%, 3/15/32(b)(d)(f)	794,000	743,978
OSI Systems, Inc.,
2.25%, 8/01/29	524,000	854,644
0.50%, 2/01/31(b)	158,000	168,776
		2,207,772
Entertainment Content – 0.3%
Sphere Entertainment Co., 3.50%, 12/01/28(d)	159,000	644,189
Health Care Facilities & Services – 0.9%
Alignment Healthcare, Inc., 4.25%, 11/15/29(d)	672,000	1,111,320
Oscar Health, Inc., 2.25%, 9/01/30(b)(d)	635,000	709,485
Teladoc Health, Inc., 1.25%, 6/01/27(d)	507,000	486,213
		2,307,018
	Par(a)	Value
Household Products – 0.4%
Spectrum Brands, Inc., 3.38%, 6/01/29(d)	$1,033,000	$1,052,317
Internet Media & Services – 0.8%
DoorDash, Inc., 0.00%, 5/15/30(b)(d)(f)	792,000	755,568
Snap, Inc., 0.50%, 5/01/30(d)	1,264,000	1,063,024
Ziff Davis, Inc., 3.63%, 3/01/28(b)	224,000	220,864
		2,039,456
IT Services – 0.1%
Parsons Corp., 2.63%, 3/01/29(d)	316,000	310,312
Leisure Facilities & Services – 1.8%
Cheesecake Factory (The), Inc., 2.00%, 3/15/30	993,000	1,094,286
DraftKings Holdings, Inc., 0.00%, 3/15/28(d)(f)	769,000	701,713
Live Nation Entertainment, Inc.,
3.13%, 1/15/29(d)	862,000	1,350,840
2.88%, 10/15/31(b)	113,000	117,110

Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(d)	857,000	830,004
NCL Corp. Ltd., 0.75%, 9/15/30(b)(d)	596,000	557,065
		4,651,018
Medical Equipment & Devices – 2.7%
CONMED Corp., 2.25%, 6/15/27(d)	905,000	880,112
Dexcom, Inc., 0.38%, 5/15/28(d)	803,000	743,980
Enovis Corp., 3.88%, 10/15/28(d)	1,148,000	1,115,282
Exact Sciences Corp., 2.00%, 3/01/30(b)	543,000	769,485
Haemonetics Corp., 2.50%, 6/01/29(d)	1,100,000	1,068,540
Integer Holdings Corp., 1.88%, 3/15/30(d)	905,000	875,587
LeMaitre Vascular, Inc., 2.50%, 2/01/30(d)	434,000	489,064
Omnicell, Inc., 1.00%, 12/01/29	879,000	932,839
		6,874,889
Metals & Mining – 1.8%
Centrus Energy Corp., 2.25%, 11/01/30	254,000	601,980
Century Aluminum Co., 2.75%, 5/01/28(d)	393,000	1,250,526
Equinox Gold Corp., 4.75%, 10/15/28(d)	653,000	1,522,469
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Metals & Mining (Continued)
Fortuna Mining Corp., 3.75%, 6/30/29	$434,000	$733,026
i-80 Gold Corp., 3.75%, 4/15/31(b)(d)	79,000	88,638
Peabody Energy Corp., 3.25%, 3/01/28(d)	328,000	503,972
		4,700,611
Oil & Gas Supply Chain – 0.3%
Crescent Energy Co., 2.75%, 3/15/31(b)(d)	40,000	46,020
Kosmos Energy Ltd., 3.13%, 3/15/30(d)	917,000	768,171
		814,191
Oil, Gas Services & Equipment – 0.1%
Atlas Energy Solutions, Inc., 0.50%, 4/15/31(b)(d)	160,000	222,432
Real Estate Investment Trusts – 0.3%
Pebblebrook Hotel Trust, 1.63%, 1/15/30(b)(d)	716,000	779,724
Real Estate Services – 0.1%
Compass, Inc., 0.25%, 4/15/31(b)(d)	407,000	357,346
Renewable Energy – 0.7%
Canadian Solar, Inc., 3.25%, 1/15/31(b)(d)	709,000	593,787
Plug Power, Inc., 6.75%, 12/01/33(b)(d)	158,000	220,086
SolarEdge Technologies, Inc., 2.25%, 7/01/29(d)	308,000	470,162
Sunrun, Inc., 4.00%, 3/01/30(d)	317,000	365,343
T1 Energy, Inc., 5.25%, 12/01/30(d)	75,000	79,800
		1,729,178
Retail - Consumer Staples – 0.4%
Hims & Hers Health, Inc., 0.00%, 5/15/30(b)(d)(f)	1,189,000	987,613
Retail - Discretionary – 0.3%
GameStop Corp., 0.00%, 6/15/32(b)(d)(f)	797,000	862,753
Semiconductors – 1.4%
Cohu, Inc., 1.50%, 1/15/31(b)(d)	326,000	621,487
Microchip Technology, Inc., 0.00%, 2/15/30(b)(d)(f)	384,000	438,720
MKS, Inc., 1.25%, 6/01/30(d)	598,000	1,176,266
	Par(a)	Value
Semiconductors (Continued)
ON Semiconductor Corp., 0.50%, 3/01/29(d)	$743,000	$904,974
Ultra Clean Holdings, Inc., 0.00%, 3/15/31(b)(d)(f)	389,000	481,504
		3,622,951
Software – 5.1%
Akamai Technologies, Inc., 1.13%, 2/15/29(d)	954,000	1,059,417
Box, Inc., 1.50%, 9/15/29(d)	943,000	885,006
Check Point Software Technologies Ltd., 0.00%, 12/15/30(b)(d)(f)	940,000	850,230
Commvault Systems, Inc., 0.00%, 9/15/30(b)(d)(f)	355,000	314,708
CoreWeave, Inc., 1.75%, 10/01/32(b)(d)	272,000	326,264
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(b)(d)(f)	320,000	824,480
Five9, Inc., 1.00%, 3/15/29(d)	409,000	353,049
Nebius Group N.V.,
1.00%, 9/15/30(b)	302,000	390,426
1.25%, 3/15/31(b)	118,000	130,968
2.75%, 9/15/32(b)(d)	322,000	407,813

Nutanix, Inc., 0.50%, 12/15/29(d)	1,123,000	1,039,673
Pagaya Technologies Ltd., 6.13%, 10/01/29	766,000	974,735
Progress Software Corp., 3.50%, 3/01/30(d)	826,000	750,751
Rapid7, Inc., 1.25%, 3/15/29(d)	312,000	256,339
Snowflake, Inc., 0.00%, 10/01/27(d)(f)	795,000	906,300
Tempus AI, Inc., 0.75%, 7/15/30(b)(d)	436,000	454,748
Unity Software, Inc., 0.00%, 3/15/30(f)	317,000	345,926
Varonis Systems, Inc., 1.00%, 9/15/29(d)	1,183,000	1,072,981
Vertex, Inc., 0.75%, 5/01/29(d)	793,000	701,805
Wix.com Ltd., 0.00%, 9/15/30(b)(d)(f)	981,000	792,648
Zscaler, Inc., 0.00%, 7/15/28(b)(d)(f)	394,000	357,358
		13,195,625
Specialty Finance – 1.0%
Block, Inc., 0.25%, 11/01/27(d)	400,000	375,600
Dave, Inc., 0.00%, 4/01/31(b)(d)(f)	79,000	96,380
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
PennyMac Corp., 8.50%, 6/01/29	$298,000	$310,248
Redwood Trust, Inc., 7.75%, 6/15/27(d)	1,662,000	1,678,620
		2,460,848
Technology Hardware – 0.3%
ADTRAN Holdings, Inc., 3.75%, 9/15/30(b)(d)	156,000	277,149
Super Micro Computer, Inc., 3.50%, 3/01/29(d)	628,000	545,832
		822,981
Telecommunications – 0.2%
AST SpaceMobile, Inc., 2.00%, 1/15/36(b)(d)	410,000	416,560
BlackSky Technology, Inc., 8.25%, 8/01/33(b)(d)	148,000	211,240
		627,800
Transportation Equipment – 0.3%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(d)	562,000	633,037
Total Convertible Bonds (Cost $59,128,369)		67,150,378

	Number of Shares
Convertible Preferred Stocks – 3.5%
Asset Management – 0.4%
Ares Management Corp., 6.75%	15,778	619,129
KKR & Co., Inc, 6.25%	11,336	503,091
		1,122,220
Chemicals – 1.0%
Albemarle Corp., 7.25%	25,957	2,023,089
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	588,720
		2,611,809
Electric Utilities – 0.8%
NextEra Energy, Inc., 7.38%*	15,134	794,838
PPL Corp. *	20,483	1,033,162
Southern (The) Co., 7.13%	2,429	126,381
		1,954,381
Industrial Support Services – 0.2%
VSE Corp., 5.75%	8,059	372,487
Medical Equipment & Devices – 0.1%
Bruker Corp., 6.38%	937	274,700
	Number of Shares	Value
Software – 0.2%
Oracle Corp., 6.50%	8,600	$418,562
Specialty Finance – 0.3%
Shift4 Payments, Inc., 6.00%	15,756	882,021
Technology Hardware – 0.5%
Hewlett Packard Enterprise Co., 7.63%	10,710	820,600
NCR Voyix Corp., 5.50%(g)	571	580,479
		1,401,079
Total Convertible Preferred Stocks (Cost $8,226,884)		9,037,259

	Par(a)
Corporate Bonds – 21.0%
Advertising & Marketing – 0.0%(c)
AppLovin Corp., 5.13%, 12/01/29	$60,000	60,479
Omnicom Group, Inc., 2.40%, 3/01/31	5,000	4,470
		64,949
Aerospace & Defense – 0.4%
Boeing (The) Co.,
3.25%, 2/01/28	50,000	49,023
6.30%, 5/01/29	50,000	52,440
5.15%, 5/01/30	50,000	50,809

General Dynamics Corp., 3.75%, 5/15/28	70,000	69,540
Honeywell Aerospace, Inc., 3.90%, 3/16/28(b)	160,000	158,808
Lockheed Martin Corp.,
4.40%, 8/15/30	40,000	39,990
4.75%, 2/15/34	130,000	129,798
5.00%, 8/15/35	130,000	130,964
RTX Corp.,
4.13%, 11/16/28	30,000	29,882
5.75%, 1/15/29	15,000	15,541
6.00%, 3/15/31	30,000	31,882
TransDigm, Inc.,
6.75%, 8/15/28(b)	36,000	36,486
6.38%, 3/01/29(b)	63,000	64,257
6.88%, 12/15/30(b)	60,000	61,836
6.25%, 1/31/34(b)	5,000	5,113
6.75%, 1/31/34(b)	6,000	6,164
		932,533
Apparel & Textile Products – 0.1%
Ralph Lauren Corp., 5.00%, 6/15/32	200,000	203,250
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Apparel & Textile Products (Continued)
Tapestry, Inc., 5.10%, 3/11/30	$130,000	$131,587
Under Armour, Inc., 7.25%, 7/15/30(b)	6,000	6,112
VF Corp., 2.95%, 4/23/30	61,000	55,346
		396,295
Asset Management – 0.5%
Ameriprise Financial, Inc., 5.15%, 5/15/33	185,000	188,894
Apollo Global Management, Inc., 4.60%, 1/15/31	80,000	79,198
Ares Capital Corp.,
5.88%, 3/01/29	60,000	60,574
5.50%, 9/01/30	60,000	59,202
5.10%, 1/15/31	100,000	96,984
Blackstone Secured Lending Fund,
5.88%, 11/15/27	10,000	10,072
5.35%, 4/13/28	40,000	39,902
5.30%, 6/30/30	30,000	29,225
Charles Schwab (The) Corp.,
3.20%, 1/25/28	2,000	1,969
(SOFR + 1.88%), 6.20%, 11/17/29(h)	38,000	39,627
2.30%, 5/13/31	4,000	3,605
(SOFR + 0.94%), 4.34%, 11/14/31(h)	130,000	128,277
1.95%, 12/01/31	34,000	29,698
2.90%, 3/03/32	2,000	1,815
(SOFR + 2.01%), 6.14%, 8/24/34(h)	40,000	42,696

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	40,000	37,854
Core Scientific Finance I LLC, 7.75%, 5/15/31(b)(i)	52,000	51,870
FS KKR Capital Corp.,
6.88%, 8/15/29	30,000	29,906
6.13%, 1/15/30	34,000	32,946
Golub Capital BDC, Inc.,
7.05%, 12/05/28	40,000	41,145
6.00%, 7/15/29	20,000	20,055

HA Sustainable Infrastructure Capital, Inc., (5Y U.S. Treasury CMT + 3.48%), 7.13%, 11/15/56(h)	26,000	26,246
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	63,000	63,321
10.00%, 11/15/29(b)	78,000	78,681
	Par(a)	Value
Asset Management (Continued)
Main Street Capital Corp.,
6.50%, 6/04/27	$20,000	$20,227
5.40%, 8/15/28	20,000	19,920
Osaic Holdings, Inc.,
6.75%, 8/01/32(b)	5,000	5,078
8.00%, 8/01/33(b)	1,000	1,020
		1,240,007
Automotive – 0.5%
American Honda Finance Corp.,
4.55%, 7/09/27	60,000	60,055
4.55%, 3/03/28	60,000	59,973

Cooper-Standard Automotive, Inc., 9.25%, 3/01/31(b)	73,000	70,145
Ford Motor Credit Co. LLC,
5.92%, 3/20/28	160,000	162,193
5.30%, 9/06/29	160,000	159,538
4.00%, 11/13/30	60,000	56,359
5.75%, 4/06/33	200,000	198,268

Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	84,000	87,701
General Motors Co.,
6.80%, 10/01/27	40,000	41,098
5.63%, 4/15/30	40,000	41,183
General Motors Financial Co., Inc.,
5.00%, 7/15/27	60,000	60,352
5.80%, 6/23/28	40,000	40,968
4.20%, 10/27/28	55,000	54,551
4.90%, 10/06/29	60,000	60,389
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(b)	7,000	6,961
6.13%, 9/30/30(b)	25,000	24,622
Phinia, Inc.,
6.75%, 4/15/29(b)	22,000	22,518
6.63%, 10/15/32(b)	48,000	49,178
		1,256,052
Banking – 2.6%
Bank of America Corp.,
(SOFR + 1.05%), 2.55%, 2/04/28(h)	25,000	24,652
(SOFR + 2.04%), 4.95%, 7/22/28(h)	165,000	165,979
(SOFR + 1.99%), 6.20%, 11/10/28(h)	185,000	189,825
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	55,000	54,091
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.63%), 5.20%, 4/25/29(h)	$60,000	$60,803
(3M CME Term SOFR + 1.47%), 3.97%, 2/07/30(h)	60,000	59,117
(SOFR + 1.00%), 5.16%, 1/24/31(h)	80,000	81,488
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(h)	275,000	254,659
(SOFR + 0.87%), 4.46%, 2/06/32(h)	300,000	295,841
(SOFR + 1.32%), 2.69%, 4/22/32(h)	50,000	45,370
(SOFR + 1.21%), 2.57%, 10/20/32(h)	30,000	26,727
(SOFR + 1.33%), 2.97%, 2/04/33(h)	50,000	45,304
(SOFR + 1.91%), 5.29%, 4/25/34(h)	80,000	81,238
Citigroup, Inc.,
4.45%, 9/29/27	100,000	100,037
(SOFR + 1.14%), 4.64%, 5/07/28(h)	140,000	140,244
(3M CME Term SOFR + 1.45%), 4.08%, 4/23/29(h)	60,000	59,550
(SOFR + 1.36%), 5.17%, 2/13/30(h)	110,000	111,677
(SOFR + 1.34%), 4.54%, 9/19/30(h)	60,000	59,775
(SOFR + 2.11%), 2.57%, 6/03/31(h)	375,000	344,859
(SOFR + 1.17%), 4.50%, 9/11/31(h)	100,000	98,881
(5Y U.S. Treasury CMT + 1.28%), 5.59%, 11/19/34(h)	20,000	20,325
(SOFR + 1.49%), 5.17%, 9/11/36(h)	150,000	148,600
Fifth Third Bancorp,
(SOFR Index + 2.19%), 6.36%, 10/27/28(h)	40,000	41,050
(SOFR + 2.34%), 6.34%, 7/27/29(h)	30,000	31,066
(SOFR + 1.49%), 4.90%, 9/06/30(h)	20,000	20,074
First Citizens BanchShares, Inc.,
(SOFR + 1.41%), 5.23%, 3/12/31(h)	10,000	9,950
(5Y U.S. Treasury CMT + 1.85%), 5.60%, 9/05/35(h)	10,000	9,777
JP Morgan Chase & Co.,
(SOFR + 0.77%), 1.47%, 9/22/27(h)	95,000	93,956
(SOFR + 0.93%), 5.57%, 4/22/28(h)	60,000	60,671
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.99%), 4.85%, 7/25/28(h)	$40,000	$40,218
(3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(h)	60,000	59,518
(SOFR + 1.16%), 5.58%, 4/22/30(h)	60,000	61,683
(3M CME Term SOFR + 3.79%), 4.49%, 3/24/31(h)	60,000	59,785
(SOFR + 1.44%), 5.10%, 4/22/31(h)	60,000	61,128
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(h)	100,000	88,069
(SOFR + 1.26%), 2.96%, 1/25/33(h)	45,000	40,849
(SOFR + 2.08%), 4.91%, 7/25/33(h)	75,000	75,219
(SOFR + 1.85%), 5.35%, 6/01/34(h)	134,000	136,775
(SOFR + 1.46%), 5.29%, 7/22/35(h)	57,000	57,631
(SOFR + 1.34%), 4.95%, 10/22/35(h)	35,000	34,607
(SOFR + 1.64%), 5.58%, 7/23/36(h)	60,000	60,869
M&T Bank Corp.,
(SOFR + 2.80%), 7.41%, 10/30/29(h)	270,000	287,763
(SOFR + 1.40%), 5.18%, 7/08/31(h)	30,000	30,362
(5Y U.S. Treasury CMT + 1.43%), 5.40%, 7/30/35(h)	20,000	20,018
(SOFR + 1.61%), 5.39%, 1/16/36(h)	100,000	99,641

Manufacturers & Traders Trust Co., (SOFR + 0.95%), 4.76%, 7/06/28(h)	80,000	80,204
Morgan Stanley Private Bank N.A., (SOFR + 0.76%), 4.21%, 2/08/30(h)	250,000	247,257
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(h)	180,000	181,872
(SOFR + 1.84%), 5.58%, 6/12/29(h)	60,000	61,448
2.55%, 1/22/30	180,000	167,975
(SOFR + 1.60%), 5.40%, 7/23/35(h)	23,000	23,339
(SOFR + 1.42%), 5.37%, 7/21/36(h)	40,000	40,195
Regions Financial Corp.,
1.80%, 8/12/28	20,000	18,813
(SOFR + 1.49%), 5.72%, 6/06/30(h)	20,000	20,551
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)

Santander Holdings U.S.A., Inc., (SOFR + 2.36%), 6.50%, 3/09/29(h)	$40,000	$41,246
Synchrony Bank, 5.63%, 8/23/27	50,000	50,435
Truist Bank, (SOFR + 0.77%), 4.42%, 7/24/28(h)	100,000	99,917
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(h)	36,000	34,120
(SOFR + 1.92%), 5.71%, 1/24/35(h)	65,000	66,891

U.S. Bancorp, (SOFR + 1.41%), 5.42%, 2/12/36(h)	155,000	157,946
U.S. Bank N.A., (SOFR + 0.91%), 4.73%, 5/15/28(h)	190,000	190,671
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%, 4/22/28(h)	60,000	60,719
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(h)	1,000	991
(SOFR + 1.98%), 4.81%, 7/25/28(h)	236,000	236,978
(SOFR + 1.37%), 4.97%, 4/23/29(h)	130,000	131,181
(SOFR + 1.50%), 5.20%, 1/23/30(h)	60,000	61,013
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(h)	165,000	155,761
(SOFR + 1.11%), 5.24%, 1/24/31(h)	104,000	106,018
(3M CME Term SOFR + 1.26%), 2.57%, 2/11/31(h)	180,000	166,987
(SOFR + 1.50%), 3.35%, 3/02/33(h)	1,000	921

Zions Bancorp N.A., (SOFR + 1.06%), 4.48%, 2/09/29(h)	250,000	248,632
		6,601,802
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	92,664
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	65,018
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	60,000	60,553
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 4/30/29(b)	29,000	28,301
		246,536
	Par(a)	Value
Biotechnology & Pharmaceuticals – 0.4%
AbbVie, Inc., 5.05%, 3/15/34	$105,000	$106,453
Amgen, Inc.,
5.15%, 3/02/28	50,000	50,692
5.25%, 3/02/30	108,000	110,736

Amneal Pharmaceuticals LLC, 6.88%, 8/01/32(b)	10,000	10,385
Elanco Animal Health, Inc., 6.40%, 8/28/28	34,000	34,756
Eli Lilly & Co.,
4.70%, 2/27/33	8,000	8,055
5.10%, 2/12/35	80,000	81,422

Jazz Securities DAC, 4.38%, 1/15/29(b)	49,000	47,921
Merck & Co., Inc., 4.50%, 5/17/33	60,000	59,616
Novartis Capital Corp.,
4.10%, 3/16/29	35,000	34,894
2.20%, 8/14/30	10,000	9,156

Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	40,000	40,295
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	170,000	151,109
Royalty Pharma PLC, 1.75%, 9/02/27	60,000	57,920
Zoetis, Inc.,
3.00%, 9/12/27	140,000	137,588
2.00%, 5/15/30	20,000	18,176
		959,174
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.38%, 3/01/31(b)	218,000	220,664
4.50%, 5/01/32	66,000	57,958
4.50%, 6/01/33(b)	83,000	71,306
4.25%, 1/15/34(b)	99,000	83,037
7.38%, 2/01/36(b)	27,000	26,470
DISH DBS Corp.,
7.38%, 7/01/28	10,000	9,766
5.13%, 6/01/29	15,000	13,812

DISH Network Corp., 11.75%, 11/15/27(b)	43,000	44,389
EchoStar Corp., 10.75%, 11/30/29	70,000	76,003
Sirius XM Radio LLC, 4.13%, 7/01/30(b)	51,000	47,455
		650,860
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Chemicals – 0.3%
Celanese U.S. Holdings LLC,
7.20%, 11/15/33	$33,000	$35,679
7.38%, 2/15/34	41,000	42,926

CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	77,000	76,948
Ecolab, Inc., 2.13%, 2/01/32	20,000	17,606
FMC Corp.,
6.38%, 5/18/53	24,000	18,104
(5Y U.S. Treasury CMT + 4.37%), 8.45%, 11/01/55(h)	63,000	41,752

LSB Industries, Inc., 6.25%, 10/15/28(b)	45,000	45,018
Perimeter Holdings LLC, 6.25%, 1/15/34(b)	10,000	9,952
Rain Carbon, Inc., 12.25%, 9/01/29(b)	36,000	37,877
Sherwin-Williams (The) Co.,
4.30%, 8/15/28	60,000	59,827
2.30%, 5/15/30	50,000	45,866
4.80%, 9/01/31	60,000	60,416

SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	82,000	80,803
Tronox, Inc., 4.63%, 3/15/29(b)	128,000	107,119
		679,893
Commercial Support Services – 0.2%
ADT Security (The) Corp.,
4.13%, 8/01/29(b)	40,000	38,468
4.88%, 7/15/32(b)	42,000	39,999
5.88%, 10/15/33(b)	20,000	19,703

Automatic Data Processing, Inc., 4.75%, 5/08/32	40,000	40,309
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	58,412
Deluxe Corp.,
8.00%, 6/01/29(b)	58,000	58,664
8.13%, 9/15/29(b)	53,000	55,270

Republic Services, Inc., 5.20%, 11/15/34	85,000	86,779
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,705
3.20%, 6/01/32	55,000	50,830

Waste Management, Inc., 4.95%, 7/03/31	125,000	127,627
Williams Scotsman, Inc.,
6.63%, 6/15/29(b)	6,000	6,159
	Par(a)	Value
Commercial Support Services (Continued)
Williams Scotsman, Inc.,
6.63%, 4/15/30(b)	$5,000	$5,150
7.38%, 10/01/31(b)	19,000	19,788
		611,863
Construction Materials – 0.2%
Carlisle Cos., Inc., 5.25%, 9/15/35	5,000	5,019
CRH America Finance, Inc., 5.50%, 1/09/35	200,000	204,640
CRH SMW Finance DAC,
5.20%, 5/21/29	130,000	132,809
5.13%, 1/09/30	60,000	61,085

Eagle Materials, Inc., 2.50%, 7/01/31	88,000	78,698
Martin Marietta Materials, Inc.,
3.50%, 12/15/27	40,000	39,448
5.15%, 12/01/34	25,000	25,164
		546,863
Consumer Services – 0.0%(c)
PROG Holdings, Inc., 6.00%, 11/15/29(b)	30,000	29,312
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28	20,000	20,118
5.10%, 3/17/30	50,000	50,597

Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	15,000	14,039
Packaging Corp. of America, 5.70%, 12/01/33	165,000	171,617
		256,371
Diversified Industrials – 0.0%(c)
3M Co., 4.80%, 3/15/30	40,000	40,413
Honeywell International, Inc., 4.50%, 1/15/34	80,000	78,566
		118,979
E-Commerce Discretionary – 0.1%
Amazon.com, Inc., 4.10%, 11/20/30	50,000	49,311
Wayfair LLC,
7.25%, 10/31/29(b)	71,000	72,759
7.75%, 9/15/30(b)	51,000	52,917
		174,987
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities – 1.5%
AEP Texas, Inc.,
3.95%, 6/01/28	$50,000	$49,520
5.45%, 5/15/29	40,000	40,994
AES (The) Corp.,
5.45%, 6/01/28	30,000	30,300
(5Y U.S. Treasury CMT + 3.20%), 7.60%, 1/15/55(h)	36,000	36,674
(5Y U.S. Treasury CMT + 2.89%), 6.95%, 7/15/55(h)	24,000	23,413

Alabama Power Co., 3.05%, 3/15/32	100,000	92,048
Alliant Energy Corp., (5Y U.S. Treasury CMT + 2.08%), 5.75%, 4/01/56(h)	30,000	29,488
Ameren Corp., 5.00%, 1/15/29	100,000	101,449
American Electric Power Co., Inc.,
(5Y U.S. Treasury CMT + 2.75%), 7.05%, 12/15/54(h)	40,000	41,857
(5Y U.S. Treasury CMT + 2.13%), 5.80%, 3/15/56(h)	40,000	39,776

Appalachian Power Co., 4.50%, 8/01/32	50,000	49,002
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,733
CenterPoint Energy Houston Electric LLC,
4.80%, 3/15/30	100,000	101,176
4.45%, 10/01/32	30,000	29,549
CenterPoint Energy, Inc.,
(5Y U.S. Treasury CMT + 3.25%), 7.00%, 2/15/55(h)	30,000	30,949
(5Y U.S. Treasury CMT + 2.59%), 6.70%, 5/15/55(h)	30,000	30,603

CMS Energy Corp., (5Y U.S. Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	20,000	19,559
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	51,318
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	51,380
Consumers Energy Co., 4.50%, 1/15/31	120,000	119,800
Dominion Energy, Inc.,
3.38%, 4/01/30	50,000	47,773
(5Y U.S. Treasury CMT + 2.39%), 6.88%, 2/01/55(h)	30,000	31,084
(5Y U.S. Treasury CMT + 2.26%), 6.00%, 2/15/56(h)	30,000	30,016

DTE Electric Co., 5.20%, 4/01/33	50,000	51,304
	Par(a)	Value
Electric Utilities (Continued)

Duke Energy Carolinas LLC, 4.95%, 1/15/33	$70,000	$70,892
Duke Energy Corp.,
3.15%, 8/15/27	60,000	59,194
4.85%, 1/05/29	40,000	40,390

Duke Energy Ohio, Inc., 5.30%, 6/15/35	40,000	40,552
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,718
5.25%, 3/15/33	10,000	10,262
Edison International,
5.75%, 6/15/27	20,000	20,141
(5Y U.S. Treasury CMT + 3.86%), 8.13%, 6/15/53(h)	25,000	25,648
(5Y U.S. Treasury CMT + 3.66%), 7.88%, 6/15/54(h)	22,000	22,694

Entergy Arkansas LLC, 5.45%, 6/01/34	60,000	61,782
Entergy Corp.,
(5Y U.S. Treasury CMT + 2.67%), 7.13%, 12/01/54(h)	30,000	30,884
(5Y U.S. Treasury CMT + 2.18%), 5.88%, 6/15/56(h)	30,000	30,012

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	79,048
EUSHI Finance, Inc., (5Y U.S. Treasury CMT + 2.51%), 6.25%, 4/01/56(h)	39,000	38,625
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,565
Evergy, Inc., (5Y U.S. Treasury CMT + 2.56%), 6.65%, 6/01/55(h)	30,000	30,425
Eversource Energy, 5.13%, 5/15/33	50,000	50,066
Exelon Corp., 5.15%, 3/15/28	40,000	40,457
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	26,915
4.80%, 5/15/33	15,000	15,029
4.70%, 2/15/36	20,000	19,457
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,216
4.70%, 5/15/32	20,000	20,063

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,580
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,840
National Rural Utilities Cooperative Finance Corp.,
4.15%, 8/25/28	20,000	19,906
4.05%, 2/09/29	75,000	74,456
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
National Rural Utilities Cooperative Finance Corp.,
4.95%, 2/07/30	$30,000	$30,524
2.40%, 3/15/30	50,000	46,310

Nevada Power Co., (5Y U.S. Treasury CMT + 1.94%), 6.25%, 5/15/55(h)	30,000	30,122
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/01/27	60,000	60,263
2.25%, 6/01/30	20,000	18,248
5.30%, 3/15/32	25,000	25,647
5.25%, 3/15/34	50,000	50,690
(5Y U.S. Treasury CMT + 2.36%), 6.70%, 9/01/54(h)	30,000	30,790
(5Y U.S. Treasury CMT + 2.55%), 3.80%, 3/15/82(h)	30,000	29,260

NRG Energy, Inc., 3.88%, 2/15/32(b)	27,000	24,981
Ohio Power Co., 5.65%, 6/01/34	5,000	5,135
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	25,006
4.50%, 3/15/31(b)	40,000	39,737
5.65%, 11/15/33	10,000	10,471
Pacific Gas and Electric Co.,
3.30%, 12/01/27	60,000	58,867
4.20%, 3/01/29	10,000	9,866
4.55%, 7/01/30	20,000	19,775
2.50%, 2/01/31	80,000	71,965
6.40%, 6/15/33	29,000	30,854
PacifiCorp,
5.10%, 2/15/29	20,000	20,241
2.70%, 9/15/30	20,000	18,384
5.30%, 2/15/31	10,000	10,182

PECO Energy Co., 4.90%, 6/15/33	40,000	40,321
PG&E Corp.,
5.00%, 7/01/28	36,000	35,824
5.25%, 7/01/30	77,000	76,227
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,095
4.85%, 2/15/34	25,000	24,974
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	24,216
5.35%, 5/15/34	30,000	30,507

Public Service Co. of Oklahoma, 5.20%, 1/15/35	20,000	19,862
	Par(a)	Value
Electric Utilities (Continued)
Public Service Electric and Gas Co.,
4.65%, 3/15/33	$10,000	$9,937
5.20%, 8/01/33	20,000	20,489
4.85%, 8/01/34	10,000	9,942
5.05%, 3/01/35	50,000	50,341
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	40,000	40,828
5.20%, 4/01/29	60,000	61,051
1.60%, 8/15/30	10,000	8,817

San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	45,604
Sempra,
3.70%, 4/01/29	100,000	97,711
5.50%, 8/01/33	10,000	10,303
(5Y U.S. Treasury CMT + 2.87%), 4.13%, 4/01/52(h)	30,000	29,566
(5Y U.S. Treasury CMT + 2.79%), 6.88%, 10/01/54(h)	30,000	30,531
(5Y U.S. Treasury CMT + 2.35%), 6.63%, 4/01/55(h)	30,000	30,196

Sierra Pacific Power Co., (5Y U.S. Treasury CMT + 2.55%), 6.20%, 12/15/55(h)	30,000	29,503
Southern (The) Co., 5.20%, 6/15/33	50,000	50,600
Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	10,142
System Energy Resources, Inc., 5.30%, 12/15/34	120,000	119,741
Talen Energy Supply LLC,
6.25%, 2/01/34(b)	28,000	27,791
6.50%, 2/01/36(b)	42,000	42,159

Tampa Electric Co., 5.15%, 3/01/35	90,000	90,395
Union Electric Co., 2.95%, 3/15/30	70,000	66,213
Virginia Electric and Power Co.,
2.30%, 11/15/31	45,000	39,985
5.15%, 3/15/35	20,000	20,011

WEC Energy Group, Inc., (5Y U.S. Treasury CMT + 1.91%), 5.63%, 5/15/56(h)	30,000	29,816
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,492
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)

Wisconsin Power and Light Co., 1.95%, 9/16/31	$5,000	$4,360
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,844
		3,973,294
Electrical Equipment – 0.1%
Amphenol Corp., 4.13%, 11/15/30	95,000	93,564
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
5.50%, 4/19/29	20,000	20,641
1.75%, 9/15/30	20,000	17,806

Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	24,852
		156,863
Engineering & Construction – 0.1%
Dycom Industries, Inc., 4.50%, 4/15/29(b)	20,000	19,535
Quanta Services, Inc.,
2.90%, 10/01/30	110,000	102,448
2.35%, 1/15/32	30,000	26,343

Tutor Perini Corp., 11.88%, 4/30/29(b)	22,000	23,985
		172,311
Entertainment Content – 0.2%
Discovery Communications LLC,
5.00%, 9/20/37	71,000	53,960
6.35%, 6/01/40	40,000	31,603
Discovery Global Holdings, Inc.,
4.28%, 3/15/32	63,000	57,061
5.05%, 3/15/42	64,000	45,666
5.14%, 3/15/52	45,000	29,475
Fox Corp.,
4.71%, 1/25/29	50,000	50,118
3.50%, 4/08/30	40,000	38,459

Paramount Global, 6.88%, 4/30/36	53,000	49,303
ROBLOX Corp., 3.88%, 5/01/30(b)	9,000	8,525
Versant Media Group, Inc., 7.25%, 1/30/31(b)	48,000	49,837
		414,007
Food – 0.1%
B&G Foods, Inc., 8.00%, 9/15/28(b)	41,000	40,635
Conagra Brands, Inc.,
1.38%, 11/01/27	20,000	19,062
	Par(a)	Value
Food (Continued)
Conagra Brands, Inc.,
5.00%, 8/01/30	$20,000	$20,015

Hershey (The) Co., 4.50%, 5/04/33	52,000	51,715
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.75%, 5/01/33(b)	45,000	45,963
Post Holdings, Inc.,
6.38%, 3/01/33(b)	42,000	41,984
6.25%, 10/15/34(b)	14,000	13,820
6.50%, 3/15/36(b)	50,000	49,671
		282,865
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	29,552
5.15%, 3/01/34	5,000	5,079
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	48,000	48,230
9.38%, 6/01/28(b)	48,000	49,246
9.50%, 6/01/30(b)	18,000	19,220

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,669
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,391
National Fuel Gas Co.,
3.95%, 9/15/27	40,000	39,663
5.95%, 3/15/35	45,000	46,750

NiSource, Inc., (5Y U.S. Treasury CMT + 2.45%), 6.95%, 11/30/54(h)	30,000	31,030
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,338
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	100,000	102,295
Southern California Gas Co., 5.20%, 6/01/33	30,000	30,584
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,411
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,854
		496,312
Health Care Facilities & Services – 0.7%
Cardinal Health, Inc.,
5.13%, 2/15/29	60,000	60,965
5.35%, 11/15/34	110,000	111,391
Cencora, Inc.,
2.70%, 3/15/31	90,000	82,190
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
Cencora, Inc.,
5.15%, 2/15/35	$20,000	$20,076
Centene Corp.,
4.25%, 12/15/27	10,000	9,942
2.45%, 7/15/28	16,000	15,105

Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	32,000	31,424
Cigna Group (The), 4.38%, 10/15/28	30,000	30,002
CVS Health Corp.,
1.30%, 8/21/27	40,000	38,426
4.30%, 3/25/28	60,000	59,768
3.25%, 8/15/29	40,000	38,354
5.45%, 9/15/35	100,000	100,943
DaVita, Inc.,
4.63%, 6/01/30(b)	90,000	87,125
3.75%, 2/15/31(b)	28,000	25,975
6.88%, 9/01/32(b)	44,000	45,416
6.75%, 7/15/33(b)	15,000	15,466

Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	29,000	28,233
HCA, Inc.,
5.00%, 3/01/28	60,000	60,503
5.88%, 2/01/29	60,000	61,657
3.50%, 9/01/30	90,000	85,573
5.45%, 4/01/31	111,000	113,962
3.63%, 3/15/32	91,000	84,946
5.60%, 4/01/34	179,000	183,481

Humana, Inc., 5.75%, 3/01/28	20,000	20,382
Laboratory Corp. of America Holdings,
3.60%, 9/01/27	30,000	29,717
2.95%, 12/01/29	30,000	28,495

Select Medical Corp., 6.25%, 12/01/32(b)	29,000	28,160
Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	19,000	19,749
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	113,662
4.50%, 4/15/33	21,000	20,591
Universal Health Services, Inc.,
4.63%, 10/15/29	40,000	39,717
2.65%, 10/15/30	22,000	19,879
2.65%, 1/15/32	68,000	59,521
		1,770,796
Home & Office Products – 0.1%
HNI Corp., 5.13%, 1/18/29(b)	22,000	21,728
	Par(a)	Value
Home & Office Products (Continued)
Somnigroup International, Inc.,
4.00%, 4/15/29(b)	$36,000	$34,825
3.88%, 10/15/31(b)	52,000	48,095
Whirlpool Corp.,
6.13%, 6/15/30	15,000	14,710
6.50%, 6/15/33	53,000	50,761
4.50%, 6/01/46	54,000	36,288
4.60%, 5/15/50	46,000	30,930
		237,337
Home Construction – 0.1%
Century Communities, Inc., 6.63%, 9/15/33(b)	10,000	9,950
DR Horton, Inc., 1.40%, 10/15/27	50,000	47,949
Forestar Group, Inc., 6.50%, 3/15/33(b)	19,000	19,115
Masco Corp., 3.50%, 11/15/27	45,000	44,401
NVR, Inc., 3.00%, 5/15/30	135,000	127,117
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	59,772
3.80%, 11/01/29	50,000	48,720
		357,024
Industrial Intermediate Products – 0.5%
Chart Industries, Inc., 7.50%, 1/01/30(b)	1,334,000	1,384,867
Enpro, Inc., 6.13%, 6/01/33(b)	5,000	5,096
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)	13,000	13,530
		1,403,493
Industrial Support Services – 0.1%
EquipmentShare.com, Inc., 8.63%, 5/15/32(b)	25,000	26,514
NESCO Holdings II, Inc., 5.50%, 4/15/29(b)	17,000	16,915
United Rentals North America, Inc., 5.38%, 11/15/33(b)	8,000	7,911
WW Grainger, Inc., 4.45%, 9/15/34	185,000	181,290
		232,630
Institutional Financial Services – 1.2%
Bank of New York Mellon (The) Corp.,
(SOFR + 0.68%), 4.44%, 6/09/28(h)	10,000	10,021
(SOFR Index + 1.80%), 5.80%, 10/25/28(h)	20,000	20,433
(SOFR + 1.60%), 6.32%, 10/25/29(h)	20,000	20,895
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Institutional Financial Services (Continued)
BGC Group, Inc.,
8.00%, 5/25/28	$30,000	$31,570
6.60%, 6/10/29	20,000	20,620
6.15%, 4/02/30	20,000	20,479

CBOE Global Markets, Inc., 3.00%, 3/16/32	100,000	91,989
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	105,000	100,676
3.63%, 10/01/31(b)	12,000	10,518
Goldman Sachs Group (The), Inc.,
(SOFR + 1.32%), 4.94%, 4/23/28(h)	20,000	20,094
(SOFR + 1.73%), 4.48%, 8/23/28(h)	60,000	60,022
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(h)	50,000	49,286
(SOFR + 1.77%), 6.48%, 10/24/29(h)	130,000	135,721
(SOFR + 1.27%), 5.73%, 4/25/30(h)	130,000	133,886
(SOFR + 1.58%), 5.22%, 4/23/31(h)	60,000	60,976
(SOFR + 1.25%), 2.38%, 7/21/32(h)	205,000	181,524
(SOFR + 1.19%), 5.07%, 1/21/37(h)	115,000	112,428
(5Y U.S. Treasury CMT + 1.18%), 5.39%, 2/02/41(h)	175,000	170,338
Intercontinental Exchange, Inc.,
4.00%, 9/15/27	20,000	19,929
2.10%, 6/15/30	50,000	45,604
1.85%, 9/15/32	125,000	105,717
LPL Holdings, Inc.,
4.90%, 4/03/28	50,000	50,134
5.15%, 6/15/30	40,000	40,273
5.65%, 3/15/35	80,000	79,949
Morgan Stanley,
(SOFR + 2.24%), 6.30%, 10/18/28(h)	60,000	61,518
(SOFR + 1.38%), 4.99%, 4/12/29(h)	60,000	60,503
(SOFR + 0.80%), 4.24%, 1/09/30(h)	60,000	59,388
(SOFR + 1.11%), 5.23%, 1/15/31(h)	60,000	60,995
(SOFR + 1.14%), 2.70%, 1/22/31(h)	37,000	34,421
(SOFR + 1.51%), 5.19%, 4/17/31(h)	60,000	60,940
(SOFR + 1.03%), 1.79%, 2/13/32(h)	414,000	360,350
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.18%), 2.24%, 7/21/32(h)	$53,000	$46,632
(SOFR + 1.20%), 2.51%, 10/20/32(h)	223,000	197,752
(SOFR + 1.87%), 5.25%, 4/21/34(h)	110,000	111,101
(SOFR + 1.56%), 5.32%, 7/19/35(h)	70,000	70,558
(SOFR + 1.42%), 5.59%, 1/18/36(h)	35,000	35,879

State Street Corp., (SOFR + 0.91%), 4.56%, 4/23/32(h)	70,000	69,663
Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	39,000	40,324
StoneX Group, Inc., 7.88%, 3/01/31(b)	69,000	72,652
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	52,000	54,608
		2,990,366
Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/32(b)	6,000	5,911
Allstate (The) Corp., 5.05%, 6/24/29	65,000	66,222
American International Group, Inc.,
4.85%, 5/07/30	60,000	60,595
(3M USD LIBOR + 2.87%), 5.75%, 4/01/48(h)	20,000	20,104

Aon Corp., 2.80%, 5/15/30	20,000	18,642
Assurant, Inc., 4.90%, 3/27/28	65,000	65,283
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,022
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	54,000	54,674
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	89,638
4.20%, 3/17/32	75,000	71,164
CNA Financial Corp.,
3.45%, 8/15/27	20,000	19,750
5.20%, 8/15/35	100,000	98,313

Corebridge Financial, Inc., (5Y U.S. Treasury CMT + 3.85%), 6.88%, 12/15/52(h)	30,000	30,450
Marsh & McLennan Cos., Inc.,
4.55%, 11/08/27	20,000	20,090
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	$410,000	$365,111
5.75%, 11/01/32	50,000	52,611

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,405
Progressive (The) Corp., 3.20%, 3/26/30	32,000	30,632
Prudential Financial, Inc.,
(3M USD LIBOR + 2.38%), 4.50%, 9/15/47(h)	30,000	29,392
(5Y U.S. Treasury CMT + 3.04%), 3.70%, 10/01/50(h)	30,000	27,670

RenaissanceRe Finance, Inc., 3.45%, 7/01/27	40,000	39,608
Unum Group, 4.00%, 6/15/29	135,000	132,435
Willis North America, Inc., 5.35%, 5/15/33	140,000	141,968
		1,518,690
Internet Media & Services – 0.3%
Airbnb, Inc., 4.40%, 3/16/29	110,000	109,848
Alphabet, Inc.,
4.10%, 11/15/30	40,000	39,659
4.50%, 5/15/35	25,000	24,460

Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/01/29(b)	13,000	12,149
Match Group Holdings II LLC,
4.13%, 8/01/30(b)	22,000	20,662
6.13%, 9/15/33(b)	31,000	30,629
Meta Platforms, Inc.,
4.80%, 5/15/30	80,000	81,165
4.60%, 11/15/32	35,000	34,579
5.25%, 5/15/36	50,000	49,860
Snap, Inc.,
6.88%, 3/01/33(b)	21,000	20,444
6.88%, 3/15/34(b)	7,000	6,775

Uber Technologies, Inc., 4.80%, 9/15/34	50,000	49,000
VeriSign, Inc.,
4.75%, 7/15/27	20,000	20,000
2.70%, 6/15/31	150,000	135,176
5.25%, 6/01/32	30,000	30,417
		664,823
IT Services – 0.1%
Accenture Capital, Inc., 4.50%, 10/04/34	10,000	9,634
	Par(a)	Value
IT Services (Continued)
Amdocs Ltd., 2.54%, 6/15/30	$30,000	$27,209
CACI International, Inc., 6.38%, 6/15/33(b)	13,000	13,300
Insight Enterprises, Inc., 6.63%, 5/15/32(b)	27,000	26,781
Leidos, Inc.,
4.38%, 5/15/30	30,000	29,537
2.30%, 2/15/31	60,000	53,407
		159,868
Leisure Facilities & Services – 0.6%
Darden Restaurants, Inc.,
4.35%, 10/15/27	40,000	39,940
4.55%, 10/15/29	80,000	79,910
6.30%, 10/10/33	30,000	32,207

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	53,000	53,821
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/01/29(b)	43,000	41,614
4.88%, 7/01/31(b)	50,000	46,271
6.63%, 1/15/32(b)	5,000	5,058
Hyatt Hotels Corp.,
5.05%, 3/30/28	20,000	20,189
5.38%, 12/15/31	90,000	91,703
Las Vegas Sands Corp.,
5.90%, 6/01/27	20,000	20,208
5.63%, 6/15/28	60,000	60,879
6.00%, 8/15/29	25,000	25,723

Life Time, Inc., 6.00%, 11/15/31(b)	24,000	24,363
Light & Wonder International, Inc., 6.25%, 10/01/33(b)	10,000	9,917
Lindblad Expeditions LLC, 7.00%, 9/15/30(b)	49,000	50,337
Live Nation Entertainment, Inc., 3.75%, 1/15/28(b)	19,000	18,633
Marriott International, Inc.,
5.00%, 10/15/27	55,000	55,478
5.55%, 10/15/28	30,000	30,772
4.90%, 4/15/29	40,000	40,476
4.63%, 6/15/30	40,000	39,938
2.85%, 4/15/31	100,000	91,668
5.10%, 4/15/32	30,000	30,461
5.30%, 5/15/34	35,000	35,348

McDonald’s Corp., 4.60%, 9/09/32	284,000	285,289
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/01/29(b)	$58,000	$37,796
5.88%, 9/01/31(b)	17,000	9,775

Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 1/15/32(b)	102,000	103,698
Station Casinos LLC, 4.63%, 12/01/31(b)	27,000	25,414
Travel + Leisure Co., 4.50%, 12/01/29(b)	36,000	34,784
		1,441,670
Leisure Products – 0.0%(c)
Patrick Industries, Inc., 6.38%, 11/01/32(b)	39,000	39,239
Machinery – 0.0%(c)
Eaton Corp., 4.15%, 3/15/33	20,000	19,392
IDEX Corp., 2.63%, 6/15/31	50,000	45,327
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	59,844
		124,563
Medical Equipment & Devices – 0.0%(c)
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	26,000	26,845
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	69,855
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	30,000	30,639
		127,339
Metals & Mining – 0.1%
Coeur Mining, Inc., 6.88%, 4/01/32(b)	5,000	5,153
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	34,821
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 5/13/30	40,000	38,526
Novelis Corp.,
4.75%, 1/30/30(b)	76,000	72,807
6.88%, 1/30/30(b)	65,000	66,639
6.38%, 8/15/33(b)	17,000	17,071

SunCoke Energy, Inc., 4.88%, 6/30/29(b)	56,000	51,629
		286,646
	Par(a)	Value
Oil & Gas Supply Chain – 1.7%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	$39,000	$39,929
California Resources Corp.,
8.25%, 6/15/29(b)	62,000	64,650
7.00%, 1/15/34(b)	35,000	35,715

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 2/15/31(b)	26,000	27,552
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,177
Cheniere Energy Partners L.P., 5.55%, 10/30/35	30,000	30,619
Cheniere Energy, Inc.,
4.63%, 10/15/28	40,000	39,870
5.65%, 4/15/34	30,000	30,905

Chevron U.S.A., Inc., 4.98%, 4/15/35	190,000	192,322
Chord Energy Corp.,
6.00%, 10/01/30(b)	10,000	10,193
6.75%, 3/15/33(b)	45,000	46,826

CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	5,000	4,839
CNX Resources Corp.,
7.38%, 1/15/31(b)	32,000	32,984
7.25%, 3/01/32(b)	27,000	28,130
5.88%, 3/01/34(b)	7,000	6,944
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	92,000	91,967
6.75%, 3/01/29(b)	29,000	28,902

ConocoPhillips Co., 5.05%, 9/15/33	20,000	20,356
Coterra Energy, Inc., 4.38%, 3/15/29	20,000	19,914
Crescent Energy Finance LLC, 7.88%, 4/15/32(b)	49,000	50,799
CVR Energy, Inc.,
7.50%, 2/15/31(b)	15,000	15,191
7.88%, 2/15/34(b)	25,000	25,076

DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,572
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
8.63%, 3/15/29(b)	100,000	104,335
7.38%, 6/30/33(b)	10,000	10,320

Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	107,133
Energy Transfer L.P.,
5.25%, 4/15/29	40,000	40,778
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Energy Transfer L.P.,
5.20%, 4/01/30	$30,000	$30,645
3.75%, 5/15/30	40,000	38,694
4.55%, 1/15/31	40,000	39,647
5.75%, 2/15/33	10,000	10,414
6.55%, 12/01/33	65,000	70,463

Enterprise Products Operating LLC, (3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(h)	60,000	59,851
EQT Corp.,
3.90%, 10/01/27	16,000	15,837
4.75%, 1/15/31	40,000	39,810
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 4/15/30	13,000	13,620
7.88%, 5/15/32	48,000	50,322
8.00%, 5/15/33	19,000	20,002
6.75%, 3/15/34	7,000	7,051

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	23,000	24,146
Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	66,000	67,710
HF Sinclair Corp.,
4.50%, 10/01/30	10,000	9,796
5.75%, 1/15/31	10,000	10,242

Infinity Natural Resources LLC, 7.63%, 4/01/31(b)	6,000	6,101
Kinder Morgan, Inc., 5.00%, 2/01/29	120,000	121,810
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	13,000	13,451
Marathon Petroleum Corp., 5.70%, 3/01/35	70,000	71,898
MPLX L.P.,
4.25%, 12/01/27	110,000	109,720
4.80%, 2/15/29	20,000	20,147
2.65%, 8/15/30	140,000	129,276
5.40%, 9/15/35	130,000	129,812
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29(b)	86,000	89,146
8.38%, 2/15/32(b)	26,000	27,289
Northern Oil & Gas, Inc.,
8.75%, 6/15/31(b)	50,000	52,211
7.88%, 10/15/33(b)	36,000	37,310
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Occidental Petroleum Corp., 8.88%, 7/15/30	$20,000	$22,776
Phillips 66, 2.15%, 12/15/30	20,000	17,957
Plains All American Pipeline L.P., 5.95%, 6/15/35	60,000	61,873
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/29	42,000	40,665
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	78,000	81,554
Sunoco L.P.,
7.00%, 5/01/29(b)	32,000	33,045
6.63%, 8/15/32(b)	44,000	44,986
Talos Production, Inc.,
9.00%, 2/01/29(b)	27,000	28,167
9.38%, 2/01/31(b)	46,000	48,941
Targa Resources Corp.,
5.20%, 7/01/27	190,000	191,398
4.35%, 1/15/29	40,000	39,808
5.50%, 2/15/35	110,000	111,477
5.55%, 8/15/35	75,000	75,968
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	46,000	45,929
4.88%, 2/01/31	20,000	19,992
Valero Energy Corp.,
2.15%, 9/15/27	30,000	29,111
5.15%, 2/15/30	20,000	20,407

Venture Global Calcasieu Pass LLC, 6.00%, 5/01/36(b)	25,000	25,195
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	13,000	14,188
8.38%, 6/01/31(b)	100,000	104,263
9.88%, 2/01/32(b)	96,000	102,994
Venture Global Plaquemines LNG LLC,
7.75%, 5/01/35(b)	46,000	51,737
6.75%, 1/15/36(b)	27,000	28,702
Western Midstream Operating L.P.,
4.50%, 3/01/28	10,000	9,990
6.35%, 1/15/29	20,000	20,818
4.05%, 2/01/30	20,000	19,476
4.80%, 3/01/31	120,000	119,202
6.15%, 4/01/33	30,000	31,468
5.50%, 12/15/35	210,000	207,598
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Williams (The) Cos., Inc.,
3.75%, 6/15/27	$40,000	$39,734
2.60%, 3/15/31	125,000	113,483
		4,271,321
Oil, Gas Services & Equipment – 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 5.00%, 6/15/36	60,000	59,048
Bristow Group, Inc., 6.75%, 2/01/33(b)	51,000	51,897
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	51,000	53,781
Enerflex, Inc., 6.88%, 1/15/31(b)	15,000	15,453
Noble Finance II LLC, 8.00%, 4/15/30(b)	92,000	95,686
Tidewater, Inc., 9.13%, 7/15/30(b)	65,000	69,972
Transocean International Ltd., 8.50%, 5/15/31(b)	47,000	49,701
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29(b)	21,000	21,702
6.25%, 10/01/33(b)	10,000	10,091

Valaris Ltd., 8.38%, 4/30/30(b)	50,000	52,139
		479,470
Publishing & Broadcasting – 0.1%
McGraw-Hill Education, Inc.,
8.00%, 8/01/29(b)	42,000	42,015
7.38%, 9/01/31(b)	33,000	34,097
Nexstar Media, Inc.,
4.75%, 11/01/28(b)	49,000	48,278
6.50%, 9/15/33(b)	40,000	40,308
7.25%, 4/15/34(b)	50,000	50,319
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	36,000	31,770
4.38%, 12/31/32(b)	21,000	16,185
9.75%, 2/15/33(b)	24,000	26,460
		289,432
Real Estate Investment Trusts – 1.0%
American Homes 4 Rent L.P., 4.25%, 2/15/28	30,000	29,817
	Par(a)	Value
Real Estate Investment Trusts (Continued)
American Tower Corp.,
3.55%, 7/15/27	$40,000	$39,615
5.50%, 3/15/28	40,000	40,717
5.80%, 11/15/28	55,000	56,659
5.20%, 2/15/29	40,000	40,706
5.40%, 1/31/35	10,000	10,127
Crown Castle, Inc.,
3.65%, 9/01/27	140,000	138,423
3.80%, 2/15/28	17,000	16,767
4.80%, 9/01/28	40,000	40,198
2.10%, 4/01/31	80,000	70,127
Diversified Healthcare Trust,
7.25%, 10/15/30(b)	17,000	17,346
4.38%, 3/01/31	52,000	46,767

ERP Operating L.P., 4.65%, 9/15/34	40,000	39,044
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	60,000	60,784
4.00%, 1/15/30	40,000	38,442
5.25%, 2/15/33	100,000	98,350
Host Hotels & Resorts L.P.,
4.25%, 12/15/28	20,000	19,806
3.38%, 12/15/29	30,000	28,570

Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	41,000	39,588
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	17,000	16,984
5.63%, 7/15/32(b)	41,000	40,708

Mid-America Apartments L.P., 3.95%, 3/15/29	40,000	39,508
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	43,000	43,549
6.25%, 9/15/32(b)	32,000	32,140
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	27,000	26,325
4.63%, 8/01/29	115,000	95,161
3.50%, 3/15/31	36,000	25,804
8.50%, 2/15/32(b)	5,000	5,194
Omega Healthcare Investors, Inc.,
4.75%, 1/15/28	20,000	20,014
5.20%, 7/01/30	240,000	241,828

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29(b)	40,000	38,910
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Prologis L.P.,
4.88%, 6/15/28	$20,000	$20,235
4.75%, 6/15/33	40,000	39,693

Realty Income Corp., 4.75%, 2/15/29	90,000	90,859
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	40,000	37,796
Simon Property Group L.P.,
4.38%, 10/01/30	100,000	99,345
5.50%, 3/08/33	40,000	41,541
4.75%, 9/26/34	50,000	48,912

Sun Communities Operating L.P., 2.30%, 11/01/28	40,000	37,906
Ventas Realty L.P., 5.10%, 7/15/32	80,000	80,889
VICI Properties L.P.,
4.75%, 2/15/28	60,000	60,083
4.95%, 2/15/30	60,000	60,011
5.63%, 4/01/35	40,000	40,126

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	48,022
Welltower OP LLC,
4.50%, 7/01/30	120,000	120,002
3.85%, 6/15/32	70,000	66,663
5.13%, 7/01/35	80,000	80,212

XHR L.P., 4.88%, 6/01/29(b)	52,000	51,038
		2,521,311
Real Estate Owners & Developers – 0.5%
Five Point Operating Co. L.P., 8.00%, 10/01/30(b)	24,000	24,610
Howard Hughes (The) Corp.,
4.13%, 2/01/29(b)	33,000	31,774
4.38%, 2/01/31(b)	61,000	57,117
6.13%, 3/01/34(b)	15,000	14,698

Kennedy-Wilson, Inc., 5.00%, 3/01/31	1,069,000	1,064,692
		1,192,891
Real Estate Services – 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(b)	33,000	33,015
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(b)	27,000	28,833
CBRE Services, Inc.,
5.50%, 4/01/29	40,000	40,971
4.80%, 6/15/30	40,000	40,138
	Par(a)	Value
Real Estate Services (Continued)
CBRE Services, Inc.,
4.90%, 1/15/33	$80,000	$79,079

Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	26,000	26,002
		248,038
Retail - Consumer Staples – 0.0%(c)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.75%, 3/31/34(b)	31,000	30,179
Arko Corp., 5.13%, 11/15/29(b)	44,000	39,656
Kroger (The) Co., 5.00%, 9/15/34	50,000	49,392
		119,227
Retail - Discretionary – 0.3%
Advance Auto Parts, Inc.,
7.00%, 8/01/30(b)	48,000	49,516
7.38%, 8/01/33(b)	18,000	18,573
AutoZone, Inc.,
4.50%, 2/01/28	40,000	40,085
5.40%, 7/15/34	20,000	20,379
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.25%, 1/15/30(b)	20,000	20,535
8.00%, 2/15/31(b)	51,000	51,478
8.38%, 6/15/32(b)	60,000	60,322

Bath & Body Works, Inc., 6.75%, 7/01/36	11,000	10,697
Builders FirstSource, Inc.,
6.38%, 6/15/32(b)	31,000	31,216
6.75%, 5/15/35(b)	35,000	35,346

Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(b)	30,000	29,209
Gap (The), Inc.,
3.63%, 10/01/29(b)	39,000	36,796
3.88%, 10/01/31(b)	47,000	43,001

Home Depot (The), Inc., 4.90%, 4/15/29	60,000	61,127
Kohl’s Corp.,
10.00%, 6/01/30(b)	27,000	29,214
5.13%, 5/01/31	68,000	55,614
Lowe’s Cos., Inc.,
3.95%, 10/15/27	20,000	19,949
4.00%, 10/15/28	20,000	19,846
2.63%, 4/01/31	10,000	9,138
Macy’s Retail Holdings LLC,
6.13%, 3/15/32(b)	32,000	32,015
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Retail - Discretionary (Continued)
Macy’s Retail Holdings LLC,
7.38%, 8/01/33(b)	$31,000	$32,290

Petco Health & Wellness Co., Inc., 8.25%, 2/01/31(b)	41,000	41,405
QXO Building Products, Inc., 6.75%, 4/30/32(b)	100,000	102,004
		849,755
Semiconductors – 0.2%
Analog Devices, Inc., 2.10%, 10/01/31	30,000	26,515
Broadcom, Inc.,
1.95%, 2/15/28	60,000	57,708
4.00%, 4/15/29(b)	5,000	4,951
4.35%, 2/15/30	40,000	39,850
5.05%, 4/15/30	66,000	67,344
4.30%, 1/15/31	60,000	59,519
4.95%, 1/15/36	45,000	44,556
Intel Corp.,
3.75%, 8/05/27	40,000	39,665
2.45%, 11/15/29	40,000	37,268
5.30%, 5/15/36	60,000	59,748

Lam Research Corp., 4.00%, 3/15/29	50,000	49,655
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	47,625
4.90%, 3/14/33	25,000	25,528
4.85%, 2/08/34	60,000	60,735
		620,667
Software – 0.5%
Autodesk, Inc., 5.30%, 6/15/35	50,000	50,274
CoreWeave, Inc.,
9.25%, 6/01/30(b)	94,000	95,185
9.00%, 2/01/31(b)	42,000	41,734
9.75%, 10/01/31(b)	24,000	24,139

Elastic N.V., 4.13%, 7/15/29(b)	33,000	31,323
Fortinet, Inc., 2.20%, 3/15/31	10,000	8,904
Gen Digital, Inc.,
6.75%, 9/30/27(b)	34,000	34,140
6.25%, 4/01/33(b)	49,000	47,750

Intuit, Inc., 5.20%, 9/15/33	100,000	101,316
Oracle Corp.,
3.25%, 11/15/27	20,000	19,571
2.30%, 3/25/28	40,000	38,184
4.55%, 2/04/29	230,000	227,226
4.20%, 9/27/29	20,000	19,443
	Par(a)	Value
Software (Continued)
Oracle Corp.,
2.95%, 4/01/30	$20,000	$18,326
4.45%, 9/26/30	75,000	72,338
5.25%, 2/03/32	60,000	59,140
4.80%, 9/26/32	45,000	42,789
5.50%, 8/03/35	95,000	90,509
5.20%, 9/26/35	110,000	102,495
Roper Technologies, Inc.,
4.50%, 10/15/29	60,000	59,702
5.10%, 9/15/35	20,000	19,414
Salesforce, Inc.,
4.50%, 3/15/28	50,000	50,047
4.65%, 3/15/29	60,000	60,117

ServiceNow, Inc., 1.40%, 9/01/30	40,000	34,856
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29(b)	38,000	30,915
		1,379,837
Specialty Finance – 1.4%
Ally Financial, Inc.,
4.75%, 6/09/27	30,000	30,079
(SOFR Index + 1.96%), 5.74%, 5/15/29(h)	100,000	101,523
(SOFR + 3.26%), 6.99%, 6/13/29(h)	30,000	31,200
(SOFR Index + 1.73%), 5.54%, 1/17/31(h)	30,000	30,339
(5Y U.S. Treasury CMT + 3.15%), 7.10%, 8/15/31(h)(j)	33,000	32,974
(SOFR + 1.78%), 5.55%, 7/31/33(h)	190,000	188,829
American Express Co.,
(SOFR + 0.87%), 4.46%, 2/10/32(h)	80,000	79,169
(SOFR + 1.22%), 4.92%, 7/20/33(h)	255,000	255,605
(SOFR Index + 1.32%), 5.44%, 1/30/36(h)	90,000	91,977
(SOFR + 1.24%), 4.80%, 10/24/36(h)	135,000	130,772

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	36,000	35,992
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	40,000	42,430
Bread Financial Holdings, Inc., 6.75%, 5/15/31(b)	25,000	25,541
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
Broadridge Financial Solutions, Inc.,
2.90%, 12/01/29	$20,000	$18,766
2.60%, 5/01/31	10,000	8,936

Burford Capital Global Finance LLC, 7.50%, 7/15/33(b)	13,000	10,684
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%, 10/29/27(h)	110,000	111,394
(SOFR + 2.06%), 4.93%, 5/10/28(h)	30,000	30,131
(SOFR + 2.08%), 5.47%, 2/01/29(h)	100,000	101,559
(SOFR + 2.64%), 6.31%, 6/08/29(h)	118,000	122,020
(SOFR + 1.56%), 5.46%, 7/26/30(h)	120,000	122,555
(SOFR + 3.07%), 7.62%, 10/30/31(h)	20,000	22,080
(SOFR + 1.99%), 5.88%, 7/26/35(h)	120,000	123,198
Credit Acceptance Corp.,
9.25%, 12/15/28(b)	43,000	44,841
6.63%, 3/15/30(b)	44,000	43,853

Enact Holdings, Inc., 6.25%, 5/28/29	50,000	51,658
Encore Capital Group, Inc.,
9.25%, 4/01/29(b)	28,000	29,260
8.50%, 5/15/30(b)	24,000	25,631
6.63%, 4/15/31(b)	26,000	26,424
Enova International, Inc.,
11.25%, 12/15/28(b)	13,000	13,726
9.13%, 8/01/29(b)	42,000	43,995

Equifax, Inc., 4.80%, 9/15/29	65,000	65,294
FactSet Research Systems, Inc., 3.45%, 3/01/32	72,000	65,266
Fair Isaac Corp.,
6.00%, 5/15/33(b)	18,000	17,752
6.25%, 9/15/34(b)	54,000	53,155

Fidelity National Financial, Inc., 4.50%, 8/15/28	20,000	19,931
FirstCash, Inc.,
5.63%, 1/01/30(b)	41,000	40,803
6.88%, 3/01/32(b)	19,000	19,473
6.13%, 5/01/34(b)	35,000	34,917
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,407
5.60%, 3/02/33	150,000	152,102
5.45%, 3/15/34	30,000	29,802
	Par(a)	Value
Specialty Finance (Continued)

FTAI Aviation Investors LLC, 7.88%, 12/01/30(b)	$10,000	$10,500
Mastercard, Inc.,
1.90%, 3/15/31	22,000	19,619
4.95%, 3/15/32	90,000	92,489
4.55%, 1/15/35	50,000	49,039

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,995
OneMain Finance Corp.,
7.88%, 3/15/30	35,000	36,487
7.50%, 5/15/31	32,000	32,808
7.13%, 11/15/31	52,000	52,731
6.75%, 3/15/32	31,000	30,991
6.75%, 9/15/33	25,000	24,590

PennyMac Financial Services, Inc., 6.75%, 2/15/34(b)	5,000	4,839
Rithm Capital Corp.,
8.00%, 4/01/29(b)	75,000	75,345
8.00%, 7/15/30(b)	15,000	15,011
Rocket Cos, Inc.,
6.50%, 8/01/29(b)	39,000	39,729
6.13%, 8/01/30(b)	15,000	15,222

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 3/01/31(b)	54,000	50,133
S&P Global, Inc.,
4.25%, 5/01/29	30,000	29,845
1.25%, 8/15/30	110,000	96,000
4.25%, 1/15/31(b)	60,000	59,180
2.90%, 3/01/32	90,000	82,183
4.80%, 12/04/35(b)	50,000	48,912

SLM Corp., 6.50%, 1/31/30	34,000	34,326
Starwood Property Trust, Inc.,
7.25%, 4/01/29(b)	49,000	50,777
6.00%, 4/15/30(b)	13,000	13,152
6.50%, 10/15/30(b)	20,000	20,570

Sumisho Air Lease Corp., 5.30%, 2/01/28	20,000	20,211
Synchrony Financial,
(SOFR Index + 2.13%), 5.94%, 8/02/30(h)	30,000	30,601
7.25%, 2/02/33	36,000	37,320

United Wholesale Mortgage LLC, 5.50%, 4/15/29(b)	67,000	63,928
		3,699,576
Steel – 0.0%(c)
Cleveland-Cliffs, Inc., 7.38%, 5/01/33(b)	11,000	11,117
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Steel (Continued)
Reliance, Inc., 2.15%, 8/15/30	$40,000	$36,047
Steel Dynamics, Inc., 4.00%, 12/15/28	60,000	59,381
		106,545
Technology Hardware – 0.9%
Apple, Inc., 3.35%, 8/08/32	25,000	23,828
Cisco Systems, Inc.,
4.85%, 2/26/29	40,000	40,660
4.95%, 2/24/32	60,000	61,231
5.05%, 2/26/34	45,000	45,603

Diebold Nixdorf, Inc., 7.75%, 3/31/30(b)	58,000	60,927
Jabil, Inc.,
4.25%, 5/15/27	70,000	70,002
5.45%, 2/01/29	30,000	30,533
4.75%, 2/01/33	40,000	38,959
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	180,283
4.85%, 8/15/30	60,000	60,490
2.75%, 5/24/31	40,000	36,474
5.60%, 6/01/32	50,000	51,782
5.40%, 4/15/34	70,000	70,935
5.55%, 8/15/35	60,000	61,359

NCR Atleos Corp., 9.50%, 4/01/29(b)	1,155,000	1,228,755
NetApp, Inc.,
2.38%, 6/22/27	20,000	19,540
2.70%, 6/22/30	20,000	18,401
5.70%, 3/17/35	44,000	44,963

TD SYNNEX Corp., 4.30%, 1/17/29	20,000	19,784
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	36,760
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	27,466
		2,228,735
Telecommunications – 1.1%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	38,000	40,846
AT&T, Inc.,
4.35%, 3/01/29	2,000	1,998
4.55%, 11/01/32	200,000	196,122

Cipher Compute LLC, 7.13%, 11/15/30(b)	97,000	100,541
Frontier Communications Holdings LLC, 8.75%, 5/15/30(b)	1,318,000	1,348,439
GCI LLC, 4.75%, 10/15/28(b)	65,000	63,596
	Par(a)	Value
Telecommunications (Continued)
Sprint Capital Corp.,
6.88%, 11/15/28	$60,000	$63,351
8.75%, 3/15/32	30,000	35,698
T-Mobile U.S.A., Inc.,
2.05%, 2/15/28	60,000	57,595
2.63%, 2/15/29	40,000	38,078
3.88%, 4/15/30	40,000	38,947
2.88%, 2/15/31	99,000	91,193
5.15%, 4/15/34	45,000	45,248
4.70%, 1/15/35	160,000	154,496
5.30%, 5/15/35	90,000	90,681

Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 6/15/32(b)	33,000	34,538
Uniti Services LLC, 7.50%, 10/15/33(b)	51,000	53,696
Verizon Communications, Inc.,
4.75%, 1/15/33	45,000	44,407
5.25%, 4/02/35	95,000	94,982

Viasat, Inc., 7.50%, 5/30/31(b)	84,000	84,185
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	96,000	101,539
WULF Compute LLC, 7.75%, 10/15/30(b)	100,000	105,100
		2,885,276
Tobacco & Cannabis – 0.6%
Altria Group, Inc.,
4.88%, 2/04/28	60,000	60,499
6.20%, 11/01/28	110,000	114,523
4.80%, 2/14/29	60,000	60,446
3.40%, 5/06/30	30,000	28,698
4.50%, 8/06/30	40,000	39,826
2.45%, 2/04/32	190,000	167,242
6.88%, 11/01/33	110,000	122,103
5.25%, 8/06/35	125,000	124,859
Philip Morris International, Inc.,
4.13%, 4/28/28	60,000	59,834
3.38%, 8/15/29	15,000	14,540
5.63%, 11/17/29	204,000	211,555
5.13%, 2/15/30	80,000	81,703
2.10%, 5/01/30	60,000	54,773
4.00%, 10/29/30	40,000	39,222
5.75%, 11/17/32	25,000	26,313
5.38%, 2/15/33	50,000	51,425
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Tobacco & Cannabis (Continued)
Philip Morris International, Inc.,
5.63%, 9/07/33	$90,000	$93,999
4.90%, 11/01/34	100,000	99,355
		1,450,915
Transportation & Logistics – 0.1%
American Airlines, Inc., 7.25%, 2/15/28(b)	35,000	35,469
Clue Opco LLC, 9.50%, 10/15/31(b)	30,000	30,657
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	105,000	97,794
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	15,088
		179,008
Transportation Equipment – 0.0%(c)
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	61,875
Wholesale - Consumer Staples – 0.0%(c)
Sysco Corp., 5.75%, 1/17/29	60,000	61,738
Total Corporate Bonds (Cost $54,181,903)		54,262,229

Foreign Issuer Bonds – 4.9%
Australia – 0.2%
BHP Billiton Finance U.S.A. Ltd.,
4.75%, 2/28/28	220,000	221,957
5.00%, 2/21/30	20,000	20,410
Fortescue Treasury Pty. Ltd.,
4.38%, 4/01/31(b)	38,000	36,311
6.13%, 4/15/32(b)	70,000	72,344
Mineral Resources Ltd.,
7.00%, 4/01/31(b)	32,000	33,215
6.00%, 5/01/32(b)	10,000	9,923
6.25%, 5/01/34(b)	10,000	9,874

PLS Group Ltd., 6.88%, 5/01/31(b)	10,000	10,236
Rio Tinto Finance U.S.A. Ltd., 7.13%, 7/15/28	8,000	8,477
Rio Tinto Finance U.S.A. PLC, 5.25%, 3/14/35	110,000	111,955
		534,702
Bermuda – 0.1%
NCL Corp. Ltd., 6.25%, 9/15/33(b)	46,000	44,520
	Par(a)	Value
Bermuda (Continued)
RenaissanceRe Holdings Ltd.,
3.60%, 4/15/29	$60,000	$58,265
5.75%, 6/05/33	81,000	83,404
		186,189
Brazil – 0.1%
Klabin Austria GmbH, 7.00%, 4/03/49(b)	48,000	49,032
Suzano Austria GmbH, 6.00%, 1/15/29	100,000	102,101
Vale Overseas Ltd., 3.75%, 7/08/30	60,000	57,485
		208,618
Burkina Faso – 0.0%(c)
IAMGOLD Corp., 5.75%, 10/15/28(b)	20,000	19,877
Cameroon – 0.0%(c)
Golar LNG Ltd., 7.50%, 10/02/30(b)	27,000	27,667
Canada – 1.0%
Bank of Montreal,
5.72%, 9/25/28	50,000	51,443
(SOFR + 0.89%), 4.34%, 3/19/30(h)	20,000	19,893
(5Y U.S. Treasury CMT + 3.45%), 7.70%, 5/26/84(h)	80,000	84,046
(5Y U.S. Treasury CMT + 2.98%), 6.88%, 11/26/85(h)	80,000	81,866
Bank of Nova Scotia (The),
(SOFR + 0.76%), 4.04%, 9/15/28(h)	60,000	59,671
(5Y U.S. Treasury CMT + 4.39%), 8.63%, 10/27/82(h)	80,000	83,989
(5Y U.S. Treasury CMT + 4.02%), 8.00%, 1/27/84(h)	80,000	84,841

Brookfield Finance, Inc., 5.33%, 1/15/36	70,000	68,844
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	3,000	3,001
4.88%, 2/15/30(b)	48,000	45,001
Canadian Imperial Bank of Commerce,
(SOFR + 1.34%), 4.63%, 9/11/30(h)	25,000	25,029
(5Y U.S. Treasury CMT + 2.83%), 6.95%, 1/28/85(h)	80,000	81,562
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)

Canadian National Railway Co., 3.85%, 8/05/32	$60,000	$57,427
CGI, Inc., 4.95%, 3/14/30	100,000	100,231
Champion Iron Canada, Inc., 7.88%, 7/15/32(b)	48,000	50,309
Enbridge, Inc.,
4.85%, 3/27/31	70,000	70,288
5.63%, 4/05/34	35,000	36,119
(5Y U.S. Treasury CMT + 3.12%), 7.38%, 3/15/55(h)	30,000	31,720
(3M CME Term SOFR + 3.68%), 5.50%, 7/15/77(h)	30,000	29,932
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	23,397
5.63%, 8/16/32	70,000	72,128
6.00%, 12/07/33	181,000	190,022

New Flyer Holdings, Inc., 9.25%, 7/01/30(b)	56,000	60,427
Open Text Holdings, Inc.,
4.13%, 2/15/30(b)	20,000	18,005
4.13%, 12/01/31(b)	30,000	25,616

RB Global Holdings, Inc., 6.75%, 3/15/28(b)	20,000	20,271
Rogers Communications, Inc.,
(5Y U.S. Treasury CMT + 2.65%), 7.00%, 4/15/55(h)	13,000	13,269
(5Y U.S. Treasury CMT + 2.62%), 7.13%, 4/15/55(h)	49,000	50,549
Royal Bank of Canada,
5.20%, 8/01/28	40,000	40,743
(SOFR + 0.70%), 4.00%, 11/03/28(h)	40,000	39,740
(SOFR + 0.83%), 4.97%, 1/24/29(h)	80,000	80,690
(SOFR + 0.89%), 4.50%, 8/06/29(h)	60,000	60,050
(SOFR Index + 1.13%), 4.97%, 5/02/31(h)	40,000	40,491
(5Y U.S. Treasury CMT + 2.89%), 7.50%, 5/02/84(h)	80,000	83,121
(5Y U.S. Treasury CMT + 2.82%), 6.75%, 8/24/85(h)	80,000	81,415

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(b)	27,000	28,313
Skeena Resources Ltd., 8.50%, 4/01/31(b)	45,000	47,114
Taseko Mines Ltd., 8.25%, 5/01/30(b)	54,000	56,530
	Par(a)	Value
Canada (Continued)
Toronto-Dominion Bank (The),
4.69%, 9/15/27	$100,000	$100,509
(5Y U.S. Treasury CMT + 4.08%), 8.13%, 10/31/82(h)	80,000	83,212
(5Y U.S. Treasury CMT + 2.98%), 7.25%, 7/31/84(h)	80,000	83,106
TransCanada PipeLines Ltd.,
4.25%, 5/15/28	30,000	29,881
4.10%, 4/15/30	20,000	19,612
(5Y U.S. Treasury CMT + 2.61%), 7.00%, 6/01/65(h)	30,000	30,937
		2,444,360
Colombia – 0.0%(c)
Aris Mining Corp., 8.00%, 10/31/29(b)	20,000	20,699
Congo – 0.0%(c)
Ivanhoe Mines Ltd., 7.88%, 1/23/30(b)	76,000	77,485
Denmark – 0.0%(c)
Genmab A.S./Genmab Finance LLC,
6.25%, 12/15/32(b)	29,000	29,761
7.25%, 12/15/33(b)	40,000	41,707
		71,468
France – 0.0%(c)
Viridien, 10.00%, 10/15/30(b)	12,000	12,887
Germany – 0.1%
Deutsche Bank A.G., (SOFR + 3.18%), 6.72%, 1/18/29(h)	100,000	103,355
IHO Verwaltungs GmbH, 7.75%, 11/15/30(b)(g)	23,000	23,702
		127,057
Ghana – 0.0%(c)
Kosmos Energy Ltd., 8.75%, 10/01/31(b)	70,000	64,681
Greece – 0.0%(c)
Danaos Corp., 6.88%, 10/15/32(b)	41,000	42,111
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	90,000	84,009
7.38%, 4/02/32(b)	42,000	43,458
		127,467
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
India – 0.0%(c)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	$79,000	$79,379
Indonesia – 0.0%(c)
Nickel Industries Ltd., 9.00%, 9/30/30(b)	81,000	84,211
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 10/15/27	130,000	130,209
4.88%, 4/01/28	10,000	10,058
4.95%, 9/10/34	300,000	292,270
(5Y U.S. Treasury CMT + 2.72%), 6.95%, 3/10/55(h)	80,000	82,842
		515,379
Ivory Coast – 0.0%(c)
Endeavour Mining PLC, 7.00%, 5/28/30(b)	44,000	45,034
Japan – 0.8%
Honda Motor Co. Ltd.,
4.69%, 7/08/30	130,000	129,434
5.34%, 7/08/35	120,000	120,055
Kioxia Holdings Corp.,
6.25%, 7/24/30(b)	65,000	66,946
6.63%, 7/24/33(b)	14,000	14,635
Mitsubishi UFJ Financial Group, Inc.,
(1Y U.S. Treasury CMT + 0.83%), 2.34%, 1/19/28(h)	275,000	271,010
(1Y U.S. Treasury CMT + 1.95%), 5.02%, 7/20/28(h)	100,000	100,640
(1Y U.S. Treasury CMT + 0.82%), 5.26%, 4/17/30(h)	160,000	162,792
Mizuho Financial Group, Inc.,
(1Y U.S. Treasury CMT + 1.65%), 5.78%, 7/06/29(h)	100,000	102,688
(1Y U.S. Treasury CMT + 1.08%), 5.38%, 7/10/30(h)	190,000	194,061
(1Y U.S. Treasury CMT + 0.92%), 4.71%, 7/08/31(h)	200,000	199,890
Nissan Motor Co. Ltd.,
7.50%, 7/17/30(b)	26,000	26,865
7.75%, 7/17/32(b)	60,000	62,548
8.13%, 7/17/35(b)	53,000	55,919

Nomura Holdings, Inc., 5.84%, 1/18/28	100,000	102,063
Rakuten Group, Inc.,
9.75%, 4/15/29(b)	93,000	102,022
	Par(a)	Value
Japan (Continued)
Rakuten Group, Inc.,
(5Y U.S. Treasury CMT + 4.96%), 6.25%, 4/22/31(b)(h)(j)	$16,000	$15,098
Sumitomo Mitsui Financial Group, Inc.,
4.11%, 1/15/29	160,000	158,724
5.71%, 1/13/30	160,000	165,363
		2,050,753
Mexico – 0.1%
America Movil S.A.B. de C.V., 3.63%, 4/22/29	100,000	97,404
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28(b)	20,488	21,403
10.38%, 11/15/30(b)	31,602	33,125
		151,932
Netherlands – 0.1%
ING Groep N.V., (SOFR Index + 1.23%), 5.07%, 3/25/31(h)	200,000	202,115
Nigeria – 0.0%(c)
IHS Holding Ltd.,
7.88%, 5/29/30(b)	26,000	26,777
8.25%, 11/29/31(b)	31,000	32,426
		59,203
Norway – 0.0%(c)
Seadrill Finance Ltd., 8.38%, 8/01/30(b)	29,000	30,401
South Africa – 0.0%(c)
Sasol Financing U.S.A. LLC, 5.50%, 3/18/31	33,000	31,108
Stillwater Mining Co., 4.50%, 11/16/29(b)	24,000	22,886
		53,994
Spain – 0.6%
Banco Santander S.A.,
(1Y U.S. Treasury CMT + 0.95%), 5.37%, 7/15/28(e)(h)	200,000	201,981
(1Y U.S. Treasury CMT + 1.45%), 5.54%, 3/14/30(e)(h)	1,200,000	1,227,375

Grifols S.A., 4.75%, 10/15/28(b)	51,000	50,285
		1,479,641
Switzerland – 0.1%
UBS A.G., (SOFR + 0.81%), 4.30%, 3/16/29(h)	250,000	249,749
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Taiwan – 0.0%(c)
TSMC Arizona Corp., 4.13%, 4/22/29	$50,000	$49,903
Tanzania, United Republic of – 0.0%(c)
HTA Group Ltd., 7.50%, 6/04/29(b)	43,000	44,273
Turkey – 0.1%
Eldorado Gold Corp., 6.25%, 9/01/29(b)	25,000	24,947
Sisecam UK PLC,
8.25%, 5/02/29(b)	30,000	30,742
8.63%, 5/02/32(b)	42,000	43,192
8.38%, 1/23/33(b)	29,000	29,580
		128,461
United Kingdom – 1.3%
Barclays PLC,
(1Y U.S. Treasury CMT + 2.65%), 5.50%, 8/09/28(h)	130,000	131,406
(SOFR + 1.34%), 4.84%, 9/10/28(h)	200,000	200,684
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(h)	130,000	130,808
BAT Capital Corp.,
3.56%, 8/15/27	60,000	59,369
6.34%, 8/02/30	96,000	102,344
4.63%, 3/22/33	120,000	117,594
5.63%, 8/15/35	120,000	123,751
BAT International Finance PLC,
4.45%, 3/16/28	80,000	80,028
5.93%, 2/02/29	60,000	62,196

Belron UK Finance PLC, 5.75%, 10/15/29(b)	48,000	48,482
Diageo Capital PLC, 5.50%, 1/24/33	260,000	268,852
Diageo Investment Corp., 5.13%, 8/15/30	30,000	30,664
HSBC Holdings PLC,
(SOFR + 1.06%), 5.60%, 5/17/28(h)	110,000	111,232
(SOFR + 3.35%), 7.39%, 11/03/28(h)	160,000	166,484
(SOFR + 1.97%), 6.16%, 3/09/29(h)	200,000	205,599
(3M CME Term SOFR + 1.80%), 4.58%, 6/19/29(h)	160,000	159,965
(SOFR + 1.29%), 5.29%, 11/19/30(h)	400,000	407,310
(SOFR + 1.29%), 5.13%, 3/03/31(h)	160,000	162,010
(SOFR + 1.19%), 4.62%, 11/06/31(h)	160,000	158,505
	Par(a)	Value
United Kingdom (Continued)

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	$99,000	$103,461
Lloyds Banking Group PLC,
(1Y U.S. Treasury CMT + 0.85%), 5.09%, 11/26/28(h)	60,000	60,520
(1Y U.S. Treasury CMT + 0.82%), 4.43%, 11/04/31(h)	250,000	246,129

nVent Finance S.a.r.l., 4.55%, 4/15/28	40,000	39,778
RELX Capital, Inc., 4.75%, 3/27/30	60,000	60,434
Santander UK Group Holdings PLC,
(3M USD LIBOR + 1.40%), 3.82%, 11/03/28(h)	60,000	59,317
(SOFR + 2.60%), 6.53%, 1/10/29(h)	30,000	30,942

Zegona Finance PLC, 8.63%, 7/15/29(b)	81,000	84,732
		3,412,596
Zambia – 0.0%(c)
First Quantum Minerals Ltd., 8.63%, 6/01/31(b)	29,000	30,238
Total Foreign Issuer Bonds (Cost $12,632,093)		12,632,530

Mortgage-Backed Securities – 15.6%
Federal National Mortgage Association – 0.1%
Pool,
3.00%, 10/01/37	32,589	31,043
4.50%, 1/01/49	6,352	6,204
2.50%, 11/01/50	57,341	48,539
5.00%, 1/01/55	195,405	194,183
		279,969
Government National Mortgage Association – 1.2%
Pool,
3.50%, 5/01/53(i)	300,000	271,137
2.00%, 5/01/55(i)	925,000	760,858
2.50%, 5/01/55(i)	350,000	299,748
3.00%, 5/01/55(i)	375,000	333,918
4.00%, 5/01/55(i)	150,000	139,937
4.50%, 5/01/55(i)	250,000	241,055
5.00%, 5/01/55(i)	225,000	223,029
5.50%, 5/01/55(i)	375,000	377,635
6.00%, 5/01/55(i)	325,000	331,324
6.50%, 5/01/55(i)	75,000	78,338
		3,056,979
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association II – 0.1%
Pool,
2.50%, 12/20/46 - 1/20/51	$133,507	$114,057
5.00%, 2/20/55	111,453	110,637
		224,694
Uniform Mortgage-Backed Securities – 3.2%
Pool,
2.00%, 5/01/41 - 5/01/53(i)	2,275,000	1,866,538
2.50%, 5/01/41 - 5/01/53(i)	1,890,000	1,628,978
3.00%, 5/01/41 - 5/01/53(i)	925,000	817,338
3.50%, 5/01/41 - 5/01/53(i)	625,000	570,089
4.00%, 5/01/41 - 5/01/53(i)	775,000	732,192
4.50%, 5/01/53(i)	375,000	360,677
5.00%, 5/01/53(i)	525,000	517,172
5.50%, 5/01/53(i)	800,000	803,980
6.50%, 5/01/53 - 6/01/55(i)	375,000	388,992
6.00%, 6/01/53 - 5/01/54(i)	625,000	637,915
		8,323,871
Whole Loan – 11.0%
FHLMC STACR REMIC Trust,
Series 2020-HQA5, Class B1, (30D Average SOFR + 4.00%), 7.65%, 11/25/50(b)(k)	318,363	349,445
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 6.30%, 1/25/51(b)(k)	700,000	735,000
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 8.40%, 1/25/51(b)(k)	887,000	986,068
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.05%, 8/25/33(b)(k)	700,000	778,275
Series 2021-DNA2, Class B2, (30D Average SOFR + 6.00%), 9.65%, 8/25/33(b)(k)	150,000	184,970
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 7.15%, 10/25/33(b)(k)	250,000	281,897
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 6.70%, 1/25/34(b)(k)	784,414	835,448
Series 2021-DNA5, Class B2, (30D Average SOFR + 5.50%), 9.15%, 1/25/34(b)(k)	750,000	910,074
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 7.05%, 10/25/41(b)(k)	$780,000	$788,480
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 6.65%, 8/25/33(b)(k)	629,000	686,778
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 6.80%, 12/25/33(b)(k)	780,000	865,794
Series 2021-HQA2, Class B2, (30D Average SOFR + 5.45%), 9.10%, 12/25/33(b)(k)	200,000	242,442
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 7.00%, 9/25/41(b)(k)	800,000	805,683
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 5.75%, 9/25/41(b)(k)	355,000	355,881
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 7.40%, 12/25/41(b)(k)	750,000	761,152
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 7.05%, 1/25/42(b)(k)	250,000	253,827
Series 2022-DNA3. Class M2, (30D Average SOFR + 4.35%), 8.00%, 4/25/42(b)(k)	521,000	537,356
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 8.90%, 5/25/42(b)(k)	550,000	573,663
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 10.65%, 3/25/52(b)(k)	500,000	540,000
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 8.90%, 3/25/42(b)(k)	1,288,000	1,333,346
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 9.65%, 7/25/42(b)(k)	485,000	512,414
Series 2023-DNA2, Class M1B, (30D Average SOFR + 3.25%), 6.90%, 4/25/43(b)(k)	470,000	488,291
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2023-HQA3, Class M2, (30D Average SOFR + 3.35%), 7.00%, 11/25/43(b)(k)	$500,000	$519,375
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 7.30%, 11/25/41(b)(k)	860,000	871,292
FNMA Connecticut Avenue Securities,
Series 2019-R06, Class 2B1, (30D Average SOFR + 3.86%), 7.51%, 9/25/39(b)(k)	685,869	692,515
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%), 7.01%, 1/25/40(b)(k)	390,870	395,983
Series 2020-R02, Class 2B1, (30D Average SOFR + 3.11%), 6.76%, 1/25/40(b)(k)	640,000	647,876
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 7.41%, 2/25/40(b)(k)	675,000	689,044
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 6.75%, 10/25/41(b)(k)	855,200	863,534
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 6.95%, 11/25/41(b)(k)	750,000	758,205
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%), 6.40%, 12/25/41(b)(k)	900,000	908,442
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 6.80%, 12/25/41(b)(k)	1,034,000	1,046,780
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 8.15%, 1/25/42(b)(k)	1,886,000	1,929,020
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 6.65%, 1/25/42(b)(k)	971,290	983,381
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 9.90%, 3/25/42(b)(k)	635,000	662,978
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 8.90%, 3/25/42(b)(k)	$250,000	$258,750
Series 2022-R05, Class 2B2, (30D Average SOFR + 7.00%), 10.65%, 4/25/42(b)(k)	572,638	603,062
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 6.65%, 4/25/42(b)(k)	540,000	548,267
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 10.00%, 5/25/42(b)(k)	290,000	305,045
Series 2022-R07, Class 1B1, (30D Average SOFR + 6.80%), 10.45%, 6/25/42(b)(k)	500,000	530,470
Series 2022-R08, Class 1B1, (30D Average SOFR + 5.60%), 9.25%, 7/25/42(b)(k)	235,000	247,337
Series 2023-R01, Class 1M2, (30D Average SOFR + 3.75%), 7.40%, 12/25/42(b)(k)	440,000	458,052
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%), 6.15%, 2/25/44(b)(k)	345,000	349,306
Series 2024-R06, Class 1B1, (30D Average SOFR + 2.05%), 5.70%, 9/25/44(b)(k)	250,000	250,624
		28,325,622
Total Mortgage-Backed Securities (Cost $40,310,654)		40,211,135

	Number of Shares
Preferred Stocks – 1.2%
Specialty Finance – 1.2%
Adamas Trust, Inc., (6.43% - 3M USD LIBOR), 11.28%(k)	2,103	53,458
Adamas Trust, Inc. (NASDAQ Exchange), (6.13% - SOFR), 6.88%(k)	21,682	522,970
AGNC Investment Corp., (4.96% - 3M CME Term SOFR), 8.63%(k)	23,314	580,519
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance (Continued)
AGNC Investment Corp. (NASDAQ Exchange), (5.25% - 3M CME Term SOFR), 8.91%(k)	3,228	$82,250
MFA Financial, Inc., (5.61% - 3M CME Term SOFR), 9.26%(k)	31,438	749,796
Redwood Trust, Inc., (6.28% - 5Y U.S. Treasury CMT), 10.00%(k)	7,133	177,326
Rithm Capital Corp., (5.90% - 3M CME Term SOFR), 9.56%(k)	5,335	136,576
Rithm Capital Corp. (New York Exchange), (5.23% - 3M CME Term SOFR), 8.89%(k)	28,302	709,248
Total Preferred Stocks (Cost $2,641,822)		3,012,143

Rights – 0.1%
Asset Management – 0.0%(c)
TPG, Inc. CVR(l)*	54,048	—
Biotechnology & Pharmaceuticals – 0.1%
Akero Therapeutics, Inc. CVR(l)(m)*	23,378	15,773
Albireo Pharma, Inc. CVR(l)(m)*	21,904	63,651
Avadel Pharmaceuticals PLC CVR(l)(m)*	64,443	42,120
Concert Pharmaceuticals, Inc. CVR(l)(m)*	97,290	48,616
Gilead Sciences, Inc.(m)*	19,818	—
Metsera, Inc. CVR(l)(m)*	12,220	62,584
		232,744
Food – 0.0%(c)
TreeHouse Foods, Inc. CVR(l)(m)*	8,976	17,690
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest Products, Inc. CVR(l)(m)*	44,100	66,715
Medical Equipment & Devices – 0.0%(c)
ABIOMED, Inc. CVR(l)(m)*	8,954	14,326
Total Rights (Cost $17,324)		331,475
	Number of Shares	Value

Warrants – 0.0%(c)
Retail - Discretionary – 0.0%(c)
GameStop Corp.*	383	$1,406
Total Warrants (Cost $—)		1,406

	Par(a)/Number of Shares
Short-Term Investments – 4.5%
Convertible Bonds – 1.1%
Affirm Holdings, Inc., 0.00%, 11/15/26(f)	$325,000	316,063
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27(d)	875,000	870,625
CenterPoint Energy, Inc., 4.25%, 8/15/26(d)	623,000	744,485
Exact Sciences Corp., 0.38%, 3/15/27(d)	102,000	109,497
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	238,000	233,891
Ziff Davis, Inc., 1.75%, 11/01/26	417,000	410,119
		2,684,680
Corporate Bonds – 0.7%
Ares Capital Corp., 2.15%, 7/15/26	48,000	47,758
AutoZone, Inc., 5.05%, 7/15/26	120,000	120,192
Black Hills Corp., 3.15%, 1/15/27	20,000	19,845
Brookfield Property REIT, Inc./BPR Cumul, 4.50%, 4/01/27(b)	28,000	27,404
Cardinal Health, Inc., 4.70%, 11/15/26	70,000	70,170
Charles Schwab (The) Corp.,
1.15%, 5/13/26	50,000	49,963
5.88%, 8/24/26	75,000	75,324

DISH DBS Corp., 5.25%, 12/01/26(b)	27,000	26,743
Duke Energy Corp., 2.65%, 9/01/26	100,000	99,460
Equinix, Inc., 1.45%, 5/15/26	70,000	69,921
FactSet Research Systems, Inc., 2.90%, 3/01/27	150,000	148,041
General Motors Financial Co., Inc., 2.35%, 2/26/27	170,000	167,226
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)

Golub Capital BDC, Inc., 2.50%, 8/24/26	$10,000	$9,909
Hess Corp., 4.30%, 4/01/27	50,000	50,038
Hexcel Corp., 4.20%, 2/15/27	60,000	59,874
Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	30,264
Intel Corp., 3.75%, 3/25/27	50,000	49,805
International Business Machines Corp., 2.20%, 2/09/27	100,000	98,578
Kinder Morgan, Inc., 1.75%, 11/15/26	60,000	59,237
Lowe’s Cos., Inc., 3.35%, 4/01/27	25,000	24,857
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,770
Mondelez International, Inc., 2.63%, 3/17/27	40,000	39,482
Morgan Stanley, 3.95%, 4/23/27	12,000	11,970
MPLX L.P., 4.13%, 3/01/27	180,000	179,747
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b)	9,000	9,056
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,990
Simon Property Group L.P., 1.38%, 1/15/27	10,000	9,806
WEC Energy Group, Inc., 5.60%, 9/12/26	7,000	7,028
Zimmer Biomet Holdings, Inc., 4.70%, 2/19/27	150,000	150,603
		1,762,061
Foreign Issuer Bonds – 0.0%(c)
Bank of Nova Scotia (The), 1.35%, 6/24/26	44,000	43,829
Money Market Fund – 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.52%(n)	5,742,145	5,742,145
U.S. Treasury Bills – 0.5%
U.S. Treasury Bills,
3.56%, 5/07/26(o)	269,000	268,839
3.49%, 7/28/26(o)	600,000	594,769
	Par(a)/Number of Shares	Value
U.S. Treasury Bills (Continued)
U.S. Treasury Bills,
3.57%, 9/17/26(o)	$300,000	$295,837
3.57%, 10/15/26(o)	100,000	98,333
		1,257,778
Total Short-Term Investments (Cost $11,349,533)		11,490,493

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(c)
Banco Santander S.A.,
Strike Price USD 13.00, Expires 6/18/26	128	156,032	3,840
Strike Price USD 14.00, Expires 6/18/26	128	156,032	1,280
			5,120
Put Options - Exchange Traded – 0.1%
Apellis Pharmaceuticals, Inc., Strike Price USD 30.00, Expires 7/17/26	144	589,680	720
Centessa Pharmaceuticals PLC,
Strike Price USD 35.00, Expires 7/17/26	173	681,966	2,595
Strike Price USD 40.00, Expires 7/17/26	54	212,868	10,800
Electronic Arts, Inc., Strike Price USD 200.00, Expires 6/18/26	117	2,367,729	21,060
KalVista Pharmaceuticals, Inc.,
Strike Price USD 17.50, Expires 9/18/26	63	167,958	630
Strike Price USD 20.00, Expires 9/18/26	225	599,850	3,375
Kenvue, Inc.,
Strike Price USD 16.00, Expires 5/15/26	618	1,083,354	6,489
Strike Price USD 17.00, Expires 5/15/26	120	210,360	3,360
Organon & Co., Strike Price USD 11.00, Expires 12/18/26	377	499,525	9,425
Soleno Therapeutics, Inc., Strike Price USD 45.00, Expires 6/18/26	261	1,378,602	1,305
Terns Pharmaceuticals, Inc., Strike Price USD 45.00, Expires 6/18/26	343	1,815,499	1,715
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded (Continued)
Warner Bros. Discovery, Inc.,
Strike Price USD 21.00, Expires 9/18/26	56	151,480	$2,576
Strike Price USD 22.00, Expires 9/18/26	1,129	3,053,945	62,095
ZIM Integrated Shipping Services Ltd., Strike Price USD 25.00, Expires 5/15/26	309	816,996	21,630
			147,775
Total Purchased Options (Premiums Paid $238,570)			152,895
Total Long Positions – 102.7% (Cost $254,057,430)			264,823,657

	Number of Shares	Value
Short Positions – (16.4)%(p)
Common Stocks – (16.4)%
Aerospace & Defense – (0.1)%
Joby Aviation, Inc.*	(19,003)	(174,638)
Asset Management – (1.0)%
Ares Management Corp., Class A	(4,464)	(524,074)
IREN Ltd. (Australia)*	(4,631)	(210,757)
KKR & Co., Inc.	(3,915)	(408,491)
Terawulf, Inc.*	(48,403)	(1,051,797)
WisdomTree, Inc.	(28,888)	(491,096)
(2,686,215)
Banking – (0.5)%
Banco Santander S.A. ADR (Spain)	(25,646)	(312,625)
Prosperity Bancshares, Inc.	(13,447)	(936,583)
(1,249,208)
Biotechnology & Pharmaceuticals – (1.2)%
Arrowhead Pharmaceuticals, Inc.*	(425)	(31,229)
Ascendis Pharma A/S (Denmark)*	(1,854)	(425,271)
Bridgebio Pharma, Inc.*	(5,024)	(357,257)
Cogent Biosciences, Inc.*	(483)	(17,287)
Collegium Pharmaceutical, Inc.*	(15,254)	(514,517)
CRISPR Therapeutics A.G. (Switzerland)*	(3,357)	(175,705)
Indivior Pharmaceuticals, Inc.*	(2,370)	(87,169)
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Ionis Pharmaceuticals, Inc.*	(3,456)	$(258,371)
Jazz Pharmaceuticals PLC*	(5,225)	(1,060,779)
Pacira BioSciences, Inc.*	(10,517)	(268,078)
(3,195,663)
Cable & Satellite – (0.2)%
Sirius XM Holdings, Inc.	(19,747)	(531,984)
Chemicals – (0.7)%
Albemarle Corp.	(9,702)	(1,908,383)
Commercial Support Services – (0.3)%
Alarm.com Holdings, Inc.*	(3,991)	(177,240)
CSG Systems International, Inc.	(6,997)	(562,629)
(739,869)
E-Commerce Discretionary – (0.1)%
Wayfair, Inc., Class A*	(5,800)	(370,794)
Electric Utilities – (1.0)%
CenterPoint Energy, Inc.	(14,567)	(635,850)
NextEra Energy, Inc.	(5,538)	(542,059)
Ormat Technologies, Inc.	(1,695)	(194,755)
PG&E Corp.	(20,182)	(335,425)
PPL Corp.	(17,757)	(664,822)
Southern (The) Co.	(690)	(66,723)
(2,439,634)
Electrical Equipment – (0.5)%
BWX Technologies, Inc.	(989)	(214,010)
Itron, Inc.*	(4,129)	(346,010)
OSI Systems, Inc.*	(2,570)	(737,384)
(1,297,404)
Entertainment Content – (0.2)%
Sphere Entertainment Co.*	(4,410)	(628,204)
Health Care Facilities & Services – (0.4)%
Alignment Healthcare, Inc.*	(33,891)	(763,903)
Oscar Health, Inc., Class A*	(16,575)	(305,975)
(1,069,878)
Household Products – (0.1)%
Spectrum Brands Holdings, Inc.	(3,151)	(260,273)
Industrial Support Services – (0.1)%
VSE Corp.	(1,628)	(279,495)
Internet Media & Services – (0.1)%
DoorDash, Inc., Class A*	(1,410)	(237,796)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Internet Media & Services (Continued)
Snap, Inc., Class A*	(17,822)	$(108,180)
Ziff Davis, Inc.*	(116)	(5,308)
(351,284)
IT Services – (0.0)%(c)
Parsons Corp.*	(1,092)	(55,048)
Leisure Facilities & Services – (0.7)%
Cheesecake Factory (The), Inc.	(8,164)	(513,271)
DraftKings, Inc., Class A*	(196)	(4,571)
Live Nation Entertainment, Inc.*	(7,063)	(1,115,530)
Norwegian Cruise Line Holdings Ltd.*	(9,019)	(163,965)
(1,797,337)
Medical Equipment & Devices – (0.9)%
Boston Scientific Corp.*	(11,394)	(656,408)
Bruker Corp.	(5,840)	(214,387)
CONMED Corp.	(329)	(12,061)
Dexcom, Inc.*	(466)	(27,750)
Enovis Corp.*	(4,186)	(98,120)
Haemonetics Corp.*	(3,367)	(202,323)
Integer Holdings Corp.*	(2,096)	(185,517)
LeMaitre Vascular, Inc.	(2,354)	(258,352)
Omnicell, Inc.*	(8,896)	(368,472)
Tempus AI, Inc., Class A*	(3,233)	(179,367)
(2,202,757)
Metals & Mining – (1.6)%
Centrus Energy Corp., Class A*	(2,571)	(542,378)
Century Aluminum Co.*	(19,820)	(1,178,101)
Equinox Gold Corp. (Canada)	(96,431)	(1,346,177)
Fortuna Mining Corp. (Canada)*	(56,475)	(544,984)
i-80 Gold Corp. (Canada)*	(29,402)	(44,103)
Peabody Energy Corp.	(14,891)	(396,994)
(4,052,737)
Oil & Gas Supply Chain – (0.1)%
Crescent Energy Co., Class A	(1,781)	(23,954)
Kosmos Energy Ltd. (Ghana)*	(53,747)	(165,541)
(189,495)
Oil, Gas Services & Equipment – (0.0)%(c)
Atlas Energy Solutions, Inc.	(6,400)	(111,232)
	Number of Shares	Value
Real Estate Investment Trusts – (1.2)%
Pebblebrook Hotel Trust	(29,239)	$(410,808)
Public Storage	(8,782)	(2,656,116)
(3,066,924)
Real Estate Services – (0.1)%
Compass, Inc., Class A*	(14,953)	(113,194)
Renewable Energy – (0.4)%
Canadian Solar, Inc. (Canada)*	(17,320)	(264,823)
Plug Power, Inc.*	(41,194)	(128,937)
SolarEdge Technologies, Inc.*	(7,151)	(306,492)
Sunrun, Inc.*	(13,087)	(166,598)
T1 Energy, Inc. (Norway)*	(8,003)	(38,414)
(905,264)
Retail - Consumer Staples – (0.1)%
Hims & Hers Health, Inc.*	(9,400)	(255,398)
Retail - Discretionary – (0.4)%
GameStop Corp., Class A*	(18,905)	(471,680)
QXO, Inc.*	(32,886)	(660,022)
(1,131,702)
Semiconductors – (0.9)%
Cohu, Inc.*	(10,224)	(484,106)
Microchip Technology, Inc.	(1,994)	(185,263)
MKS, Inc.	(3,299)	(936,091)
ON Semiconductor Corp.*	(4,431)	(446,689)
Ultra Clean Holdings, Inc.*	(3,332)	(260,396)
(2,312,545)
Software – (1.7)%
Akamai Technologies, Inc.*	(4,236)	(436,223)
Box, Inc., Class A*	(7,115)	(172,183)
Check Point Software Technologies Ltd. (Israel)*	(921)	(103,585)
Commvault Systems, Inc.*	(628)	(62,097)
CoreWeave, Inc., Class A*	(1,760)	(196,416)
DigitalOcean Holdings, Inc.*	(7,286)	(702,589)
Five9, Inc.*	(331)	(5,693)
Nebius Group N.V. (Netherlands)*	(3,756)	(519,192)
Nutanix, Inc., Class A*	(5,013)	(204,982)
Oracle Corp.	(1,678)	(270,812)
Pagaya Technologies Ltd., Class A*	(45,964)	(638,440)
Progress Software Corp.*	(3,250)	(90,512)
Rapid7, Inc.*	(722)	(4,260)
Snowflake, Inc.*	(2,782)	(379,660)
Unity Software, Inc.*	(5,253)	(138,784)
Varonis Systems, Inc.*	(5,502)	(144,703)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Vertex, Inc., Class A*	(6,534)	$(80,826)
Wix.com Ltd. (Israel)*	(1,802)	(134,591)
Zscaler, Inc.*	(164)	(21,431)
(4,306,979)
Specialty Finance – (0.3)%
Block, Inc.*	(64)	(4,513)
Dave, Inc.*	(205)	(55,758)
EZCORP, Inc., Class A*	(1)	(33)
Shift4 Payments, Inc., Class A*	(14,890)	(659,329)
(719,633)
Technology Hardware – (0.4)%
ADTRAN Holdings, Inc.*	(11,279)	(199,525)
Hewlett Packard Enterprise Co.	(24,306)	(699,284)
NCR Voyix Corp.*	(8,217)	(56,615)
Super Micro Computer, Inc.*	(3,799)	(104,093)
(1,059,517)
Telecommunications – (0.1)%
AST SpaceMobile, Inc.*	(3,548)	(262,197)
BlackSky Technology, Inc.*	(2,961)	(105,056)
(367,253)
Transportation & Logistics – (0.9)%
Union Pacific Corp.	(8,548)	(2,303,515)
	Number of Shares	Value
Transportation Equipment – (0.1)%
Greenbrier (The) Cos., Inc.	(5,461)	$(268,244)
Total Common Stocks (Proceeds $35,800,212)		(42,401,700)

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(m)*	(52)	—
Ligand Pharmaceuticals, Inc. CVR(m)*	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (16.4)% (Proceeds $35,800,212)		(42,401,700)
Other Assets less Liabilities – 13.7%(q)		35,366,562
NET ASSETS – 100.0%		$257,788,519
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total value of $66,051,576 or 25.62% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Security represents underlying investment on open options contracts.
(f)	Zero coupon bond.
(g)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2026 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at April 30, 2026.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable or floating rate security. Rate as of April 30, 2026 is disclosed.
(l)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
April 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $331,475 or 0.13% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
ABIOMED, Inc. CVR	12/23/2022	$—
Akero Therapeutics, Inc. CVR	12/10/2025	—
Albireo Pharma, Inc. CVR	3/03/2023	—
Avadel Pharmaceuticals PLC CVR	2/13/2026	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR	3/07/2023	$—
Metsera, Inc. CVR	11/14/2025	—
Resolute Forest Products, Inc. CVR	3/01/2023	—
TPG, Inc. CVR	4/08/2026	—
TreeHouse Foods, Inc. CVR	2/17/2026	17,324

(m)	Investment is valued using significant unobservable inputs (Level 3).
(n)	7-day current yield as of April 30, 2026 is disclosed.
(o)	Discount rate at the time of purchase.
(p)	Securities sold short are not owned by the Fund.
(q)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Right
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
N.A.	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor’s
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund

Futures Contracts outstanding at April 30, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra 10-Year U.S. Treasury Note	65	6/18/2026	USD	7,335,860	$(198,826)
Ultra U.S. Treasury Bond	4	6/18/2026	USD	460,125	(16,625)
Long Gilt	20	6/26/2026	GBP	2,356,547	(113,481)
2-Year U.S. Treasury Note	197	6/30/2026	USD	40,803,625	(336,648)
5-Year U.S. Treasury Note	28	6/30/2026	USD	3,019,406	(14,386)
Total Long Contracts					$(679,966)
Short Contracts
Euro-Bund	(12)	6/08/2026	EUR	1,765,545	$(1,195)
10-Year Australian Treasury Bond	(34)	6/15/2026	AUD	2,620,721	28,789
10-Year U.S. Treasury Note	(102)	6/18/2026	USD	11,280,562	145,820
U.S. Treasury Long Bond	(29)	6/18/2026	USD	3,272,469	137,641
10-Year Canadian Government Bond	(10)	6/19/2026	CAD	877,020	2,848
Total Short Contracts					$313,903
					$(366,063)

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

6/17/26	Brazilian Reals	4,543,225	U.S. Dollars	863,009	Goldman Sachs	$43,314
6/17/26	Australian Dollars	2,206,130	U.S. Dollars	1,548,950	JPMorgan Chase	37,879
6/17/26	U.S. Dollars	1,144,560	Philippine Pesos	68,088,740	Goldman Sachs	37,804
6/17/26	Canadian Dollars	1,812,150	U.S. Dollars	1,309,798	JPMorgan Chase	27,058
6/17/26	U.S. Dollars	890,041	Thai Baht	28,117,280	Goldman Sachs	24,028
6/15/26	Euro	853,900	U.S. Dollars	989,070	Morgan Stanley	15,295
6/17/26	Hungarian Forints	59,182,600	Euro	151,195	Deutsche Bank	12,322
6/17/26	Japanese Yen	105,059,070	U.S. Dollars	664,361	JPMorgan Chase	9,496
6/17/26	Euro	452,853	Swiss Francs	406,632	Goldman Sachs	9,485
6/17/26	Euro	720,000	U.S. Dollars	838,489	Morgan Stanley	8,458
6/17/26	Hungarian Forints	47,962,000	Euro	123,951	Goldman Sachs	8,313
6/17/26	Colombian Pesos	1,417,001,425	U.S. Dollars	377,292	Goldman Sachs	7,866
6/17/26	Brazilian Reals	551,212	U.S. Dollars	103,574	HSBC	6,387
6/17/26	Hungarian Forints	31,340,000	Euro	80,445	Societe Generale	6,078
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Euro	577,000	U.S. Dollars	672,690	BNP Paribas	$6,044
6/17/26	Hungarian Forints	38,090,000	Euro	99,198	JPMorgan Chase	5,708
6/17/26	Euro	535,400	U.S. Dollars	624,218	JPMorgan Chase	5,581
6/17/26	Euro	322,062	Swedish Krona	3,437,429	Goldman Sachs	5,572
6/17/26	New Zealand Dollars	656,500	U.S. Dollars	383,129	JPMorgan Chase	5,339
6/17/26	U.S. Dollars	341,500	Indian Rupees	32,106,770	HSBC	5,174
6/17/26	British Pounds	219,000	U.S. Dollars	293,056	Citibank	4,918
6/17/26	British Pounds	338,670	U.S. Dollars	456,287	HSBC	4,512
6/17/26	Australian Dollars	173,000	U.S. Dollars	120,035	Deutsche Bank	4,401
6/17/26	Japanese Yen	47,099,000	U.S. Dollars	297,833	Morgan Stanley	4,264
6/17/26	Australian Dollars	123,000	U.S. Dollars	84,213	Barclays	4,259
6/17/26	Euro	363,294	U.S. Dollars	423,166	Societe Generale	4,183
6/17/26	Australian Dollars	246,000	U.S. Dollars	173,103	Morgan Stanley	3,840
6/17/26	Colombian Pesos	566,491,840	U.S. Dollars	150,613	Citibank	3,367
6/17/26	British Pounds	76,000	U.S. Dollars	100,390	Societe Generale	3,017
6/17/26	Norwegian Kroner	972,400	Euro	86,637	State Street	2,984
6/17/26	South Korean Won	896,885,692	U.S. Dollars	606,899	Goldman Sachs	2,690
6/17/26	U.S. Dollars	243,176	Indonesian Rupiahs	4,171,283,500	HSBC	2,630
6/17/26	British Pounds	75,000	U.S. Dollars	99,652	Barclays	2,394
6/17/26	U.S. Dollars	105,073	Philippine Pesos	6,317,000	Deutsche Bank	2,393
6/17/26	Australian Dollars	142,800	U.S. Dollars	100,339	Citibank	2,374
6/17/26	U.S. Dollars	140,259	Indonesian Rupiahs	2,391,262,290	Deutsche Bank	2,362
6/17/26	Norwegian Kroner	680,500	Euro	60,413	Morgan Stanley	2,344
6/17/26	Japanese Yen	25,650,000	U.S. Dollars	162,235	Deutsche Bank	2,287
6/17/26	Canadian Dollars	117,000	U.S. Dollars	84,099	Bank of America	2,214
6/17/26	Norwegian Kroner	1,507,500	Euro	136,380	JPMorgan Chase	2,195
6/17/26	Australian Dollars	56,700	U.S. Dollars	38,758	HSBC	2,025
6/17/26	Australian Dollars	296,000	U.S. Dollars	210,926	State Street	1,982
6/17/26	Brazilian Reals	247,000	U.S. Dollars	47,295	Barclays	1,978
6/17/26	U.S. Dollars	698,173	Singapore Dollars	883,050	BNP Paribas	1,959
6/17/26	U.S. Dollars	82,795	Philippine Pesos	4,974,000	Bank of America	1,945
6/17/26	Swedish Krona	1,887,250	Euro	172,589	Morgan Stanley	1,920
6/17/26	Swiss Francs	221,500	Euro	240,665	JPMorgan Chase	1,905
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Swedish Krona	3,526,500	Euro	324,059	JPMorgan Chase	$1,753
6/17/26	Canadian Dollars	184,000	U.S. Dollars	134,010	Morgan Stanley	1,730
6/17/26	Singapore Dollars	683,500	U.S. Dollars	537,222	JPMorgan Chase	1,662
6/17/26	Mexican Pesos	3,791,000	U.S. Dollars	214,463	Morgan Stanley	1,658
6/17/26	U.S. Dollars	82,620	Indonesian Rupiahs	1,403,951,500	Goldman Sachs	1,658
6/17/26	Swiss Francs	252,340	Euro	274,621	Barclays	1,645
6/17/26	New Zealand Dollars	184,920	U.S. Dollars	107,856	Morgan Stanley	1,566
6/17/26	Euro	115,000	U.S. Dollars	133,765	HSBC	1,511
6/17/26	Swedish Krona	1,659,750	Euro	152,002	Barclays	1,433
6/17/26	U.S. Dollars	57,847	Philippine Pesos	3,474,000	Societe Generale	1,378
6/17/26	Norwegian Kroner	1,260,500	Euro	114,440	Citibank	1,358
6/17/26	British Pounds	127,000	U.S. Dollars	171,473	Morgan Stanley	1,325
6/17/26	Euro	108,000	U.S. Dollars	125,833	Citibank	1,209
6/17/26	U.S. Dollars	100,167	Thai Baht	3,213,600	Bank of America	1,188
6/17/26	South African Rand	1,939,218	U.S. Dollars	114,804	Citibank	1,179
6/17/26	U.S. Dollars	103,684	Thai Baht	3,328,500	HSBC	1,165
6/17/26	Brazilian Reals	97,538	U.S. Dollars	18,358	Bank of America	1,100
6/17/26	New Zealand Dollars	166,000	U.S. Dollars	97,129	HSBC	1,098
6/17/26	Norwegian Kroner	1,120,000	Euro	101,843	Barclays	1,019
6/17/26	Canadian Dollars	60,000	U.S. Dollars	43,261	HSBC	1,002
6/17/26	U.S. Dollars	183,319	Euro	155,000	Societe Generale	990
6/17/26	Singapore Dollars	188,000	U.S. Dollars	147,256	Morgan Stanley	967
6/17/26	Colombian Pesos	239,201,000	U.S. Dollars	64,067	Deutsche Bank	951
6/17/26	Singapore Dollars	415,900	U.S. Dollars	326,974	HSBC	929
6/17/26	U.S. Dollars	33,014	Indian Rupees	3,067,890	JPMorgan Chase	877
6/17/26	Taiwan Dollars	2,565,620	U.S. Dollars	80,192	JPMorgan Chase	873
6/17/26	Taiwan Dollars	1,995,700	U.S. Dollars	62,225	Citibank	833
6/17/26	Norwegian Kroner	260,000	Euro	23,149	Goldman Sachs	817
6/17/26	U.S. Dollars	55,742	Philippine Pesos	3,380,000	Citibank	802
6/17/26	U.S. Dollars	42,140	Indian Rupees	3,948,138	Citibank	782
6/17/26	U.S. Dollars	268,661	Canadian Dollars	363,200	Morgan Stanley	721
6/17/26	Taiwan Dollars	2,904,100	U.S. Dollars	91,054	Goldman Sachs	705
6/17/26	U.S. Dollars	63,746	Mexican Pesos	1,106,000	HSBC	694
6/17/26	Euro	166,834	Swiss Francs	152,000	JPMorgan Chase	672
6/17/26	South Korean Won	59,702,808	U.S. Dollars	39,959	Citibank	619
6/17/26	South African Rand	1,027,782	U.S. Dollars	60,887	Morgan Stanley	583
6/17/26	Taiwan Dollars	1,798,000	U.S. Dollars	56,259	Societe Generale	551
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Euro	79,362	Swedish Krona	855,000	Barclays	$509
6/17/26	Czech Republic Koruna	1,759,000	Euro	71,588	Deutsche Bank	504
6/17/26	Polish Zloty	232,000	Euro	53,979	BNP Paribas	502
6/17/26	British Pounds	21,120	U.S. Dollars	28,273	Deutsche Bank	463
6/17/26	Colombian Pesos	72,120,000	U.S. Dollars	19,178	HSBC	426
6/15/26	British Pounds	34,300	U.S. Dollars	46,276	Morgan Stanley	394
6/17/26	U.S. Dollars	61,561	Euro	52,000	BNP Paribas	393
6/17/26	Taiwan Dollars	1,909,600	U.S. Dollars	59,958	State Street	379
6/17/26	South African Rand	880,000	U.S. Dollars	52,261	Deutsche Bank	370
6/17/26	U.S. Dollars	30,893	Indonesian Rupiahs	529,449,000	Bank of America	361
6/17/26	Polish Zloty	240,500	Euro	56,098	Goldman Sachs	353
6/17/26	South Korean Won	110,762,000	U.S. Dollars	74,968	Bank of America	313
6/17/26	Euro	46,266	Swedish Krona	498,411	JPMorgan Chase	300
6/17/26	U.S. Dollars	178,241	New Zealand Dollars	300,750	JPMorgan Chase	279
6/17/26	Swedish Krona	459,500	Euro	42,202	Citibank	255
6/17/26	Brazilian Reals	171,000	U.S. Dollars	33,866	Deutsche Bank	247
6/17/26	U.S. Dollars	69,623	Singapore Dollars	88,000	HSBC	242
6/17/26	Euro	66,300	Swedish Krona	716,000	State Street	239
6/17/26	Czech Republic Koruna	3,065,800	Euro	125,316	State Street	239
6/17/26	Chilean Pesos	52,150,000	U.S. Dollars	57,721	HSBC	239
6/17/26	U.S. Dollars	64,927	Euro	55,000	JPMorgan Chase	229
6/17/26	South Korean Won	570,296,460	U.S. Dollars	387,390	JPMorgan Chase	224
6/17/26	U.S. Dollars	11,783	Indian Rupees	1,103,862	Deutsche Bank	220
6/17/26	U.S. Dollars	78,142	Colombian Pesos	286,676,000	HSBC	220
6/17/26	U.S. Dollars	60,273	Indian Rupees	5,737,000	Goldman Sachs	176
6/17/26	U.S. Dollars	117,317	New Zealand Dollars	198,000	Morgan Stanley	155
6/17/26	Thai Baht	1,972,500	U.S. Dollars	60,615	Barclays	138
6/17/26	U.S. Dollars	56,688	Mexican Pesos	992,000	Morgan Stanley	135
6/17/26	South African Rand	1,198,000	U.S. Dollars	71,520	Goldman Sachs	131
6/17/26	U.S. Dollars	32,073	New Zealand Dollars	54,000	Citibank	120
6/17/26	U.S. Dollars	61,615	Singapore Dollars	78,000	JPMorgan Chase	118
6/17/26	U.S. Dollars	56,388	Hong Kong Dollars	440,000	Societe Generale	110
6/17/26	Euro	38,326	Czech Republic Koruna	934,000	Citibank	102
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Singapore Dollars	21,000	U.S. Dollars	16,459	Bank of America	$97
6/17/26	Czech Republic Koruna	1,478,500	Euro	60,460	JPMorgan Chase	85
6/17/26	Czech Republic Koruna	1,298,400	Euro	53,098	BNP Paribas	72
6/17/26	Euro	70,432	Polish Zloty	300,300	BNP Paribas	12
6/17/26	U.S. Dollars	64,932	South African Rand	1,085,500	Deutsche Bank	10
6/17/26	South Korean Won	102,080,000	U.S. Dollars	69,376	Societe Generale	5
6/17/26	Swedish Krona	577,200	Euro	53,282	Goldman Sachs	3
6/17/26	Swedish Krona	404,000	Euro	37,293	BNP Paribas	2
Total Unrealized Appreciation						$414,917

6/17/26	Thai Baht	1,725,750	U.S. Dollars	53,161	Deutsche Bank	$(7)
6/17/26	U.S. Dollars	7,521	Thai Baht	244,500	Deutsche Bank	(10)
6/17/26	Czech Republic Koruna	1,189,000	Euro	48,693	Citibank	(16)
6/17/26	Swedish Krona	1,087,000	Euro	100,361	Barclays	(17)
6/17/26	Swedish Krona	729,000	Euro	67,314	Bank of America	(20)
6/17/26	South Korean Won	32,953,901	U.S. Dollars	22,424	HSBC	(26)
6/17/26	Polish Zloty	183,500	Euro	43,056	Goldman Sachs	(29)
6/17/26	South Korean Won	149,534,000	U.S. Dollars	101,668	Bank of America	(35)
6/17/26	South Korean Won	57,750,099	U.S. Dollars	39,294	State Street	(43)
6/17/26	Swiss Francs	4,800	Euro	5,290	Barclays	(46)
6/17/26	Chilean Pesos	23,065,000	U.S. Dollars	25,687	Bank of America	(52)
6/17/26	U.S. Dollars	7,634	Taiwan Dollars	244,000	JPMorgan Chase	(75)
6/17/26	U.S. Dollars	246,097	Chilean Pesos	221,506,900	Barclays	(86)
6/17/26	U.S. Dollars	38,514	Swiss Francs	30,000	Morgan Stanley	(87)
6/17/26	Singapore Dollars	109,000	U.S. Dollars	86,028	Goldman Sachs	(90)
6/17/26	U.S. Dollars	13,501	British Pounds	10,000	Morgan Stanley	(106)
6/17/26	U.S. Dollars	126,828	Singapore Dollars	161,000	HSBC	(108)
6/17/26	U.S. Dollars	13,493	British Pounds	10,000	BNP Paribas	(114)
6/17/26	Euro	26,216	Czech Republic Koruna	643,000	State Street	(129)
6/17/26	U.S. Dollars	54,878	Indonesian Rupiahs	954,153,000	Goldman Sachs	(146)
6/17/26	U.S. Dollars	7,040	Australian Dollars	10,000	BNP Paribas	(153)
6/17/26	Mexican Pesos	1,156,000	U.S. Dollars	66,056	Morgan Stanley	(154)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	U.S. Dollars	42,216	Colombian Pesos	155,915,000	Barclays	$(163)
6/17/26	Euro	63,926	Swedish Krona	694,000	Barclays	(166)
6/17/26	U.S. Dollars	82,450	Canadian Dollars	112,000	Goldman Sachs	(174)
6/17/26	Polish Zloty	281,000	Euro	66,046	Deutsche Bank	(177)
6/17/26	U.S. Dollars	23,490	New Zealand Dollars	40,000	HSBC	(179)
6/17/26	U.S. Dollars	29,326	Canadian Dollars	40,000	Citibank	(182)
6/17/26	Czech Republic Koruna	4,327,390	Euro	177,335	JPMorgan Chase	(193)
6/17/26	U.S. Dollars	14,187	Australian Dollars	20,000	Morgan Stanley	(199)
6/17/26	U.S. Dollars	33,316	South African Rand	560,500	HSBC	(207)
6/17/26	Euro	51,561	Czech Republic Koruna	1,264,000	Goldman Sachs	(223)
6/17/26	Polish Zloty	179,560	Euro	42,306	BNP Paribas	(233)
6/17/26	Euro	52,033	Czech Republic Koruna	1,276,000	Morgan Stanley	(246)
6/17/26	Polish Zloty	180,216	Euro	42,472	HSBC	(248)
6/17/26	U.S. Dollars	60,966	Brazilian Reals	307,000	State Street	(277)
6/17/26	Hungarian Forints	28,046,000	Euro	76,853	Barclays	(281)
6/17/26	Polish Zloty	345,720	Euro	81,326	Citibank	(297)
6/17/26	Swedish Krona	443,190	Euro	41,207	Goldman Sachs	(346)
6/17/26	Indian Rupees	5,068,000	U.S. Dollars	53,439	Citibank	(350)
6/17/26	U.S. Dollars	50,159	Thai Baht	1,640,250	Barclays	(361)
6/17/26	U.S. Dollars	155,301	Singapore Dollars	197,500	JPMorgan Chase	(412)
6/17/26	Chilean Pesos	33,719,693	U.S. Dollars	37,898	Morgan Stanley	(422)
6/17/26	U.S. Dollars	132,779	Singapore Dollars	169,000	Morgan Stanley	(464)
6/17/26	Chilean Pesos	48,657,000	U.S. Dollars	54,541	Goldman Sachs	(464)
6/17/26	Euro	558,862	Polish Zloty	2,384,850	Barclays	(467)
6/17/26	Colombian Pesos	121,375,000	U.S. Dollars	33,474	Goldman Sachs	(482)
6/17/26	Euro	64,391	Swiss Francs	59,250	Barclays	(492)
6/17/26	U.S. Dollars	86,588	South African Rand	1,456,000	Morgan Stanley	(494)
6/17/26	Colombian Pesos	138,110,000	U.S. Dollars	38,061	Deutsche Bank	(521)
6/17/26	U.S. Dollars	23,093	South Korean Won	34,791,109	HSBC	(553)
6/17/26	U.S. Dollars	149,363	New Zealand Dollars	253,400	Morgan Stanley	(580)
6/17/26	Euro	95,126	Polish Zloty	407,800	JPMorgan Chase	(594)
6/17/26	Polish Zloty	458,784	Euro	108,093	JPMorgan Chase	(595)
6/17/26	Swiss Francs	77,200	Euro	85,092	Bank of America	(762)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Philippine Pesos	4,711,550	U.S. Dollars	77,364	JPMorgan Chase	$(780)
6/17/26	Euro	113,520	Czech Republic Koruna	2,789,000	Deutsche Bank	(784)
6/17/26	Chilean Pesos	31,839,800	U.S. Dollars	36,176	HSBC	(790)
6/17/26	Indian Rupees	4,144,500	U.S. Dollars	44,217	Goldman Sachs	(802)
6/17/26	U.S. Dollars	68,711	Euro	59,100	Deutsche Bank	(809)
6/17/26	Colombian Pesos	370,699,500	U.S. Dollars	101,574	Citibank	(813)
6/17/26	U.S. Dollars	145,254	Canadian Dollars	198,000	Barclays	(814)
6/17/26	U.S. Dollars	50,351	Colombian Pesos	188,283,000	HSBC	(827)
6/17/26	Chilean Pesos	31,840,000	U.S. Dollars	36,218	Deutsche Bank	(831)
6/17/26	Euro	163,212	Polish Zloty	699,000	Goldman Sachs	(832)
6/17/26	U.S. Dollars	70,478	Japanese Yen	11,120,000	Societe Generale	(847)
6/17/26	Euro	245,000	U.S. Dollars	289,076	BNP Paribas	(879)
6/17/26	U.S. Dollars	65,595	Thai Baht	2,163,000	HSBC	(1,025)
6/17/26	Thai Baht	2,081,000	U.S. Dollars	65,162	JPMorgan Chase	(1,067)
6/17/26	U.S. Dollars	141,277	Canadian Dollars	193,000	Morgan Stanley	(1,103)
6/17/26	U.S. Dollars	60,511	Mexican Pesos	1,080,950	Morgan Stanley	(1,113)
6/17/26	Euro	211,191	Swiss Francs	193,970	JPMorgan Chase	(1,153)
6/17/26	South African Rand	1,030,000	U.S. Dollars	62,877	Goldman Sachs	(1,274)
6/17/26	U.S. Dollars	62,155	Colombian Pesos	233,363,250	Goldman Sachs	(1,276)
6/17/26	Swedish Krona	1,263,500	Euro	117,735	Citibank	(1,288)
6/17/26	U.S. Dollars	132,848	Japanese Yen	20,914,000	JPMorgan Chase	(1,296)
6/17/26	Chilean Pesos	80,963,557	U.S. Dollars	91,334	Citibank	(1,351)
6/17/26	Philippine Pesos	4,785,000	U.S. Dollars	79,214	Societe Generale	(1,436)
6/17/26	U.S. Dollars	70,384	South African Rand	1,201,000	Citibank	(1,446)
6/17/26	U.S. Dollars	39,181	Australian Dollars	56,500	Goldman Sachs	(1,458)
6/17/26	Indonesian Rupiahs	1,131,265,000	U.S. Dollars	66,720	Bank of America	(1,483)
6/17/26	Philippine Pesos	2,720,800	U.S. Dollars	45,718	Bank of America	(1,492)
6/17/26	U.S. Dollars	112,959	Mexican Pesos	2,009,050	Goldman Sachs	(1,574)
6/17/26	U.S. Dollars	78,591	South African Rand	1,341,000	Deutsche Bank	(1,613)
6/17/26	U.S. Dollars	168,489	New Zealand Dollars	287,500	Citibank	(1,631)
6/17/26	New Zealand Dollars	605,214	U.S. Dollars	359,791	Citibank	(1,670)
6/17/26	Thai Baht	4,084,750	U.S. Dollars	127,493	HSBC	(1,684)
6/17/26	South African Rand	1,852,710	U.S. Dollars	112,673	JPMorgan Chase	(1,865)
6/17/26	U.S. Dollars	97,186	Euro	84,249	Societe Generale	(1,918)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	U.S. Dollars	138,052	Euro	119,000	BNP Paribas	$(1,929)
6/17/26	Swedish Krona	4,752,520	Euro	440,475	Morgan Stanley	(2,056)
6/17/26	Euro	46,938	Norwegian Kroner	531,000	Citibank	(2,067)
6/17/26	Indonesian Rupiahs	1,530,547,987	U.S. Dollars	90,367	JPMorgan Chase	(2,105)
6/17/26	U.S. Dollars	217,388	Taiwan Dollars	6,947,000	HSBC	(2,113)
6/17/26	Indonesian Rupiahs	1,807,912,000	U.S. Dollars	106,769	Deutsche Bank	(2,512)
6/17/26	Euro	76,443	Norwegian Kroner	857,000	Goldman Sachs	(2,528)
6/17/26	U.S. Dollars	151,469	Euro	131,000	Morgan Stanley	(2,628)
6/17/26	U.S. Dollars	128,512	Chilean Pesos	118,165,410	Citibank	(2,817)
6/17/26	Euro	63,646	Norwegian Kroner	722,000	JPMorgan Chase	(3,017)
6/17/26	U.S. Dollars	143,629	British Pounds	108,000	Barclays	(3,317)
6/17/26	U.S. Dollars	186,303	Euro	161,300	HSBC	(3,437)
6/17/26	U.S. Dollars	224,078	South Korean Won	335,442,141	Goldman Sachs	(3,911)
6/17/26	Indian Rupees	26,024,500	U.S. Dollars	276,564	HSBC	(3,950)
6/17/26	South African Rand	4,042,500	U.S. Dollars	245,736	Morgan Stanley	(3,958)
6/17/26	U.S. Dollars	181,060	British Pounds	136,000	HSBC	(3,983)
6/17/26	U.S. Dollars	258,827	British Pounds	193,400	State Street	(4,316)
6/17/26	U.S. Dollars	257,194	Chilean Pesos	235,705,090	Goldman Sachs	(4,768)
6/17/26	U.S. Dollars	275,015	British Pounds	205,700	Citibank	(4,863)
6/17/26	U.S. Dollars	654,804	Japanese Yen	102,914,800	Morgan Stanley	(5,300)
6/17/26	Canadian Dollars	2,243,510	U.S. Dollars	1,660,534	JPMorgan Chase	(5,456)
6/17/26	U.S. Dollars	368,463	Euro	318,051	JPMorgan Chase	(5,666)
6/17/26	U.S. Dollars	393,552	Japanese Yen	62,246,500	Deutsche Bank	(5,702)
6/17/26	U.S. Dollars	345,557	Australian Dollars	489,000	HSBC	(6,171)
6/17/26	U.S. Dollars	87,605	Brazilian Reals	471,000	HSBC	(6,354)
6/17/26	U.S. Dollars	1,256,537	Australian Dollars	1,756,600	Barclays	(6,954)
6/17/26	U.S. Dollars	325,999	South African Rand	5,569,510	Goldman Sachs	(7,106)
6/17/26	Euro	60,748	Hungarian Forints	24,480,000	JPMorgan Chase	(7,204)
6/17/26	Swiss Francs	556,900	Euro	615,306	JPMorgan Chase	(7,232)
6/17/26	Indonesian Rupiahs	6,122,191,800	U.S. Dollars	361,447	Morgan Stanley	(8,399)
6/17/26	U.S. Dollars	1,406,596	Canadian Dollars	1,919,770	JPMorgan Chase	(9,654)
6/17/26	U.S. Dollars	958,445	British Pounds	715,260	JPMorgan Chase	(14,748)
6/15/26	U.S. Dollars	987,691	Euro	853,900	Morgan Stanley	(16,674)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/17/26	Euro	217,459	Hungarian Forints	85,213,430	Goldman Sachs	$(18,022)
6/17/26	U.S. Dollars	1,288,898	British Pounds	960,720	Societe Generale	(18,271)
6/17/26	U.S. Dollars	1,392,432	New Zealand Dollars	2,388,460	JPMorgan Chase	(20,882)
6/17/26	U.S. Dollars	1,415,707	Australian Dollars	2,008,950	JPMorgan Chase	(29,296)
6/15/26	U.S. Dollars	3,333,626	British Pounds	2,493,800	Morgan Stanley	(59,496)
Total Unrealized Depreciation						$(373,239)
Net Unrealized Appreciation						$41,678

Long Contracts for Difference at April 30, 2026: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Abbott Laboratories	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,207	Monthly	$290,677	$(35,026)
Acuity, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,484	Monthly	429,080	10,132
Adobe, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,790	Monthly	439,573	11,122
Advance Drainage Systems, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,767	Monthly	263,530	(8,041)
AECOM	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,123	Monthly	178,514	5,473
Agilent Technologies, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,720	Monthly	428,872	(6,071)
Albemarle Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,124	Monthly	416,947	40,064
Alcoa Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,355	Monthly	404,364	(51,671)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	9,449	Monthly	382,078	(39,094)
Allegion PLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,044	Monthly	418,160	(23,007)
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,904	Monthly	413,043	(2,467)
Allstate Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,385	Monthly	300,684	4,072
Alphabet, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	46	Monthly	17,701	1,603
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,841	Monthly	424,064	43,348
Amdocs LTD.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	277	Monthly	17,910	(16)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,869	Monthly	393,075	15,457
American Express Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,245	Monthly	401,585	(8,094)
American Express Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,122	Monthly	361,605	6,671
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	10,746	Monthly	803,193	(13,895)
American Tower Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,160	Monthly	393,801	13,252
AmerisourceBergen Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	54	Monthly	16,620	(28)
Amgen, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	223	Monthly	77,211	1,034
Amphenol Corp., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	15	Monthly	2,176	(29)
Aon PLC, Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	269	Monthly	83,702	(4,551)
Apache Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,036	Monthly	245,721	16,433
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Aptiv PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,375	Monthly	$443,774	$12,631
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,929	Monthly	143,478	5,130
Autodesk, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,869	Monthly	442,607	(20,101)
Automatic Data Processing, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,233	Monthly	261,150	12,736
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	112	Monthly	414,551	12,472
Avery Dennison Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	245	Monthly	40,161	(294)
Ball Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	12,799	Monthly	780,563	(22,702)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	21,154	Monthly	830,917	(75,605)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	16,658	Monthly	323,578	(18,541)
Becton Dickinson and Company	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,432	Monthly	362,088	(12,288)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	200	Monthly	94,642	1,025
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,125	Monthly	369,921	(18,342)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,226	Monthly	436,109	(27,794)
Block, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,650	Monthly	116,174	4,024
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	377	Monthly	21,450	1,355
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,300	Monthly	414,982	13,774
Boston Properties, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,299	Monthly	192,716	417
Boston Scientific Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,084	Monthly	407,169	(33,973)
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	528	Monthly	45,842	444
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,548	Monthly	395,875	8,233
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,727	Monthly	419,576	(18,489)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,189	Monthly	93,817	(4,977)
CACI International, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	822	Monthly	426,374	(15,302)
Camden Property Trust	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,522	Monthly	264,235	6,311
Campbell’s (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,107	Monthly	64,530	904
Canadian Pacific Railway Ltd.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,711	Monthly	148,476	8,773
Capital One Financial Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,039	Monthly	389,737	(16,900)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	112	Monthly	21,588	(1,341)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,915	Monthly	368,618	(41,126)
Carnival Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	10,614	Monthly	280,870	(25,025)
Carnival Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	15,014	Monthly	397,141	(22,195)
CBRE Group, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	230	Monthly	32,746	(1,174)
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,433	Monthly	301,933	9,082
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	793	Monthly	132,298	(14,249)
Chevron Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,014	Monthly	195,800	7,164
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	190	Monthly	18,436	381
Cigna Group (The)	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,729	Monthly	791,183	33,722
Clorox (The) Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	223	Monthly	21,506	372
CNX Resources Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	11,314	Monthly	439,902	3,747
Coca-Cola Consolidated, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,191	Monthly	448,695	37,970
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,201	Monthly	358,339	12,387
ConocoPhillips	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	456	Monthly	57,228	127
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,633	Monthly	292,883	(6,146)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
CRH PLC	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,150	Monthly	$372,147	$13,615
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,119	Monthly	419,732	(13,958)
Crown Castle, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,742	Monthly	420,388	14,331
Crown Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	4,093	Monthly	401,400	(37,205)
CVS Health Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,883	Monthly	406,406	33,198
Danaher Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,046	Monthly	365,405	(29,817)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,995	Monthly	399,820	1,358
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,725	Monthly	421,968	16,152
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	633	Monthly	132,102	12,631
Dollar General Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,643	Monthly	421,490	(21,354)
Dollar Tree, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,995	Monthly	387,650	(19,720)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,468	Monthly	416,892	22,667
eBay, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,890	Monthly	195,261	6,242
Enbridge, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,457	Monthly	301,953	14,860
Encompass Health Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,766	Monthly	276,165	(14,929)
EQT Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	12,397	Monthly	743,864	36,547
Equifax, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	237	Monthly	41,191	(1,170)
Equity Residential	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	4,700	Monthly	306,485	20,725
Essex Property Trust, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	818	Monthly	214,998	9,100
Eversource Energy	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,384	Monthly	450,348	3,788
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,559	Monthly	255,261	(10,904)
Fair Isaac Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	309	Monthly	316,060	(18,900)
FedEx Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	972	Monthly	391,357	26,855
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,573	Monthly	134,382	9,797
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	7,578	Monthly	352,334	(10,198)
Fiserv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,561	Monthly	410,446	8,322
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	507	Monthly	20,534	(447)
Fox Corp., Class A	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	103	Monthly	6,416	(141)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	691	Monthly	39,903	(3,916)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,348	Monthly	366,527	(61,645)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,461	Monthly	109,618	(6,012)
General Dynamics Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	454	Monthly	156,259	7,959
General Electric Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	536	Monthly	155,151	(13,115)
General Electric Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,390	Monthly	402,719	18,058
General Mills, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	10,528	Monthly	371,236	6,708
General Motors Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,633	Monthly	432,467	(5,668)
General Motors Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	4,638	Monthly	355,780	(21)
Hasbro, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	4,435	Monthly	424,149	8,637
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	993	Monthly	431,080	(34,863)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	888	Monthly	384,898	(57,796)
HEICO Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,598	Monthly	430,334	(36,110)
Hershey (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,236	Monthly	415,008	(7,111)
HF Sinclair Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	548	Monthly	36,760	4,877
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,067	Monthly	$350,026	$(8,657)
Host Hotels & Resorts L.P.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	14,370	Monthly	303,194	5,879
Host Hotels & Resorts L.P.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	19,953	Monthly	420,726	27,452
Howmet Aerospace Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,127	Monthly	273,703	2,232
HP, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,403	Monthly	50,101	1,654
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	164	Monthly	59,736	731
Illumina, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,514	Monthly	444,357	(5,435)
Installed Building Products	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	623	Monthly	179,649	(9,258)
Intel Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,727	Monthly	351,964	84,291
Intel Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	597	Monthly	56,394	5,653
International Business Machines Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,528	Monthly	352,110	(17,269)
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,265	Monthly	208,534	21,024
IQVIA Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	486	Monthly	76,904	(8,248)
Jabil, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,223	Monthly	411,913	60,741
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,820	Monthly	457,175	49,186
JM Smucker (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,929	Monthly	188,989	3,534
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	441	Monthly	64,369	1,515
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,888	Monthly	420,835	19,403
KB Home	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	356	Monthly	18,846	(814)
Kimberly-Clarke Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,027	Monthly	100,939	1,515
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,961	Monthly	195,656	6,692
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	12,089	Monthly	396,473	(1,981)
Kohls Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,157	Monthly	16,381	(1,529)
Kraft Heinz (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	14,473	Monthly	327,722	10,908
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,766	Monthly	392,199	(293)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,543	Monthly	240,609	(10,802)
L3Harris Technologies, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,340	Monthly	429,274	(10,094)
Labcorp Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,404	Monthly	359,683	(26,024)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,906	Monthly	387,282	2,810
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,633	Monthly	288,644	(9,907)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,323	Monthly	144,407	6,204
Las Vegas Sands Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	8,113	Monthly	442,707	(18,517)
Leidos Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,977	Monthly	443,908	(3,719)
Lithia Motors, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,499	Monthly	434,006	39,349
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	805	Monthly	416,530	(43,215)
Lowe’s Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,089	Monthly	498,071	(11,624)
Lumen Technologies, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	41,796	Monthly	369,083	6,067
Lumen Technologies, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	44,244	Monthly	390,811	(18,888)
Macys, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	17,178	Monthly	335,339	6,380
Magna International, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	621	Monthly	39,487	4,444
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	10	Monthly	2,481	260
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	436	Monthly	269,513	527
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Masco Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	280	Monthly	$20,083	$2,396
Match Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	11,654	Monthly	435,200	54,115
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	946	Monthly	48,019	(2,440)
McDonald’s Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,209	Monthly	354,685	(9,090)
McDonald’s Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	931	Monthly	273,124	(6,241)
McDonald’s Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	349	Monthly	102,250	(4,650)
McKesson Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	385	Monthly	313,420	(16,890)
Medtronic, PLC	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	663	Monthly	53,658	(537)
MetLife, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	655	Monthly	52,303	3,611
Microchip Technology, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,792	Monthly	444,670	86,368
Microsoft Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	144	Monthly	58,688	(2,457)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,417	Monthly	440,774	16,417
Mohawk Industries, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,039	Monthly	215,072	(5,956)
Moodys Corp.	U.S. Fed Funds	2/9/2027	JPMorgan Chase	57	Monthly	26,326	—
Moog, Inc., Class A	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	147	Monthly	44,290	(322)
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	999	Monthly	437,758	(4,693)
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	62	Monthly	36,631	614
Nasdaq, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	802	Monthly	73,660	4,391
NetApp, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	288	Monthly	31,859	2,964
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,050	Monthly	378,839	1,216
Newmont Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,569	Monthly	396,197	(2,859)
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	747	Monthly	432,557	(7,259)
Nutrien Ltd.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,273	Monthly	248,235	4,445
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,936	Monthly	419,605	32,368
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,617	Monthly	218,964	12,614
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	5,100	Monthly	390,394	(1,643)
Onemain Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,012	Monthly	118,139	717
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,468	Monthly	425,530	(318)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,072	Monthly	188,802	19,719
Perkinelmer, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,689	Monthly	146,182	(13,057)
Pfizer, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	10,479	Monthly	279,031	(8,827)
Pilgrim’s Pride Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,229	Monthly	238,698	(21,112)
PPG Industries, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	245	Monthly	26,562	(797)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	306	Monthly	44,965	1,218
QUALCOMM, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,626	Monthly	470,664	135,823
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,804	Monthly	737,043	(19,230)
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	281	Monthly	100,699	(4,757)
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,223	Monthly	391,120	(10,282)
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	298	Monthly	52,463	426
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	411	Monthly	86,783	1,397
Rocket Company, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,202	Monthly	90,488	(5,643)
Roger Communications, Inc., Class B	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,143	Monthly	223,527	12,757
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	415	Monthly	$94,363	$1,341
Ryder System, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,617	Monthly	409,834	66,949
Sempra Energy	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,536	Monthly	336,100	9,445
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	854	Monthly	274,236	(6,594)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,119	Monthly	359,040	(16,574)
Sirius XM Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,973	Monthly	106,603	13,357
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	25	Monthly	1,751	338
SM Energy Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,041	Monthly	63,326	1,568
Southern Copper Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	352	Monthly	60,435	651
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	10,174	Monthly	385,229	(36,744)
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,707	Monthly	289,530	8,910
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,219	Monthly	410,898	(3,258)
Synchrony Financial	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,626	Monthly	199,773	223
Tapestry, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,939	Monthly	425,952	(3,642)
TC Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,208	Monthly	481,776	42,953
TC Energy Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,145	Monthly	410,405	17,740
TELUS Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	25,367	Monthly	317,131	(3,254)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,164	Monthly	382,698	(34,511)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,419	Monthly	427,434	(52,134)
Texas Instruments, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,545	Monthly	434,086	28,190
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,168	Monthly	182,946	(2,147)
T-Mobile U.S., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,114	Monthly	217,475	2,789
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,752	Monthly	390,556	557
Tractor Supply Company	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	7,450	Monthly	261,382	(14,367)
TransDigm, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	335	Monthly	387,987	(36,824)
Transocean Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	71,335	Monthly	485,850	47,139
Travelers (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	842	Monthly	256,766	1,924
Twilio, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,440	Monthly	213,045	(3,603)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	5,700	Monthly	364,319	(4,186)
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,672	Monthly	124,654	(1,716)
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	433	Monthly	32,236	895
UDR, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	11,854	Monthly	430,469	21,387
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,923	Monthly	426,514	13,422
United Rentals North America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	375	Monthly	359,511	72,528
United Rentals North America, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	464	Monthly	445,088	72,593
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,363	Monthly	397,335	(27,534)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,630	Monthly	410,959	23,073
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,586	Monthly	425,443	(11,120)
VF Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,456	Monthly	27,519	(1,076)
VICI Properties, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	15,504	Monthly	452,390	15,178
Vulcan Materials Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	730	Monthly	219,953	7,340
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,138	Monthly	76,940	(153)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Willis Towers Watson, PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	879	Monthly	$224,852	$(31,899)
Workday, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,749	Monthly	336,218	(11,806)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,599	Monthly	277,766	4,247
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,455	Monthly	391,772	3,116
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,776	Monthly	442,191	(3,163)
Zoetis, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,584	Monthly	411,406	(21,398)
Total (Notional Payable $69,103,159)				986,478		$69,324,717	$221,558

Short Contracts for Difference at April 30, 2026: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Advance Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(4,010)	Monthly	$(238,138)	$(19,593)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.10%	8/18/2026	Goldman Sachs	(632)	Monthly	(223,856)	(52,914)
Aflac, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(3,526)	Monthly	(400,526)	4,083
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(2,049)	Monthly	(247,649)	(11,461)
Air Products & Chemicals, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,029)	Monthly	(308,568)	(2,410)
Albertsons Cos., Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(23,513)	Monthly	(395,675)	(5,052)
Allison Transmission Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(3,339)	Monthly	(447,745)	(30,370)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(9,032)	Monthly	(400,413)	(18,901)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(3,287)	Monthly	(870,683)	(31,314)
Amcor PLC	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(506)	Monthly	(19,234)	1,142
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(33,410)	Monthly	(390,699)	15,235
Amnkor Technology, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(405)	Monthly	(28,164)	(6,934)
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(3,597)	Monthly	(462,222)	(77,163)
Aramark Services, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(8,829)	Monthly	(403,126)	(3,614)
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,583)	Monthly	(296,932)	(29,437)
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,288)	Monthly	(241,774)	(7,343)
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(801)	Monthly	(150,257)	(19,811)
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(283)	Monthly	(58,399)	2,304
AT&T, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,865)	Monthly	(48,668)	(1,185)
AT&T, Inc.	U.S. Fed Funds + 0.10%	1/25/2027	Barclays	(13,133)	Monthly	(342,917)	(1,722)
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(219)	Monthly	(46,423)	(3,300)
Avis Budget Group, Inc.	U.S. Fed Funds + (2.25)%	1/25/2027	Barclays	(652)	Monthly	(117,776)	99,769
Avis Budget Group, Inc.	U.S. Fed Funds + 0.10%	2/9/2027	JPMorgan Chase	(430)	Monthly	(77,663)	10,056
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(6,643)	Monthly	(462,536)	(47,083)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(24,484)	Monthly	(429,844)	1,075
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(21,897)	Monthly	(384,677)	16,257
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Biogen, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,495)	Monthly	$(282,768)	$1,387
Bio-rad Laboratories, Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(308)	Monthly	(86,153)	1,102
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,771)	Monthly	(405,074)	(8,494)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(4,075)	Monthly	(316,699)	(1,416)
Boyd Gaming Corp.	U.S. Fed Funds + (0.12)%	2/9/2027	JPMorgan Chase	(907)	Monthly	(78,704)	(376)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(425)	Monthly	(177,364)	(1,716)
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(10,054)	Monthly	(452,753)	(30,004)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(6,494)	Monthly	(390,047)	46,315
Bunge Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(202)	Monthly	(25,651)	(245)
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(3,492)	Monthly	(97,012)	(1,017)
Campbell Soup	U.S. Fed Funds + (0.88)%	1/25/2027	Barclays	(2,630)	Monthly	(54,651)	106
Campbell Soup	U.S. Fed Funds + (0.89)%	2/9/2027	JPMorgan Chase	(8,701)	Monthly	(180,583)	(474)
Canadian National Railway Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(581)	Monthly	(65,119)	(254)
Canadian National Railway Co.	U.S. Fed Funds + (0.05)%	2/9/2027	JPMorgan Chase	(220)	Monthly	(24,661)	550
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,355)	Monthly	(64,507)	(2,489)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(8,932)	Monthly	(425,696)	(26,614)
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(121)	Monthly	(107,668)	(8,044)
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(52)	Monthly	(46,278)	(3,412)
CDW Corporation of Delaware	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(362)	Monthly	(49,475)	(3,799)
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,149)	Monthly	(77,805)	(2,569)
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(15,929)	Monthly	(465,469)	(52,590)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,210)	Monthly	(199,575)	52,460
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(404)	Monthly	(66,662)	31,304
Choice Hotels International, Inc.	U.S. Fed Funds + (0.75)%	1/25/2027	Barclays	(1,204)	Monthly	(119,213)	22,137
Choice Hotels International, Inc.	U.S. Fed Funds + (0.64)%	2/9/2027	JPMorgan Chase	(789)	Monthly	(78,057)	6,832
Chubb Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(921)	Monthly	(300,719)	697
Cisco Systems, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(4,700)	Monthly	(429,525)	(42,433)
Cisco Systems, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(4,671)	Monthly	(427,112)	(7,656)
Clean Harbors, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(191)	Monthly	(59,645)	(3,109)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(43,169)	Monthly	(440,046)	(29,940)
Cleveland-Cliffs, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(38,614)	Monthly	(393,152)	(44,082)
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(5,270)	Monthly	(414,501)	(17,617)
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(12,948)	Monthly	(349,617)	16,812
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(14,884)	Monthly	(402,167)	34,976
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(28,327)	Monthly	$(406,213)	$5,378
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(22,466)	Monthly	(321,675)	28,346
ConocoPhillips	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(2,804)	Monthly	(352,454)	(8,683)
Constellation Brands, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(599)	Monthly	(93,608)	(3,602)
Constellation Energy	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(524)	Monthly	(163,910)	(13,438)
Constellation Energy	U.S. Fed Funds + (0.13)%	2/9/2027	JPMorgan Chase	(783)	Monthly	(244,784)	(13,152)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(4,866)	Monthly	(393,933)	(7,816)
CSX Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(9,229)	Monthly	(419,023)	(16,368)
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,294)	Monthly	(198,847)	(7,980)
DaVita, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(2,638)	Monthly	(408,986)	(6,903)
Deere & Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(215)	Monthly	(126,512)	4,492
Delta Air Lines, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(5,714)	Monthly	(387,937)	23,414
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(8,280)	Monthly	(424,829)	(50,646)
Dick’s Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,986)	Monthly	(450,078)	(19,156)
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(10,967)	Monthly	(443,432)	(21,784)
Dow, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(5,981)	Monthly	(241,692)	(6,759)
DuPont de Nemours, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(7,909)	Monthly	(360,878)	2,778
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(3,465)	Monthly	(252,829)	2,341
Eaton Corp. PLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,079)	Monthly	(466,639)	(40,370)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(7,192)	Monthly	(397,959)	(12,558)
Equinix, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(332)	Monthly	(359,251)	6,706
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(967)	Monthly	(240,114)	4,868
FactSet Research Systems, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,880)	Monthly	(427,541)	28,773
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(8,177)	Monthly	(388,010)	25,337
Flex Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(560)	Monthly	(51,250)	(1,925)
Flowserve Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(246)	Monthly	(18,089)	1,301
Ford Motor Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(32,912)	Monthly	(397,009)	21,302
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(36,212)	Monthly	(436,543)	4,519
FTAI Aviation Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(909)	Monthly	(226,809)	(19,403)
Gartner, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(2,988)	Monthly	(443,070)	12,271
Genpact Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(481)	Monthly	(16,703)	719
Genuine Parts Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(3,350)	Monthly	(358,966)	15,363
Gilead Sciences, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(681)	Monthly	(88,865)	7,523
Global Payments, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(3,042)	Monthly	(218,507)	(20,458)
Globe Life, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,027)	Monthly	(158,361)	(3,027)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(56,744)	Monthly	(401,475)	840
Graphic Packaging Holding Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(16,022)	Monthly	(152,479)	2,614
H&R Block, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(14,321)	Monthly	(454,071)	(3,878)
Halliburton Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,966)	Monthly	(83,011)	(8,696)
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,040)	Monthly	(142,016)	2,284
Herc Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(739)	Monthly	(93,643)	(18,292)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(16,469)	Monthly	$(473,495)	$(3,963)
Hilton Worldwide Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,236)	Monthly	(399,752)	(7,693)
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(591)	Monthly	(194,049)	6,247
HP, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(8,753)	Monthly	(182,440)	(9,780)
Humana, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,709)	Monthly	(403,556)	(64,541)
Humana, Inc.	U.S. Fed Funds + (0.14)%	2/9/2027	JPMorgan Chase	(175)	Monthly	(41,305)	(6,587)
Huntsman Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(12,706)	Monthly	(182,466)	(6,361)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(834)	Monthly	(139,568)	(3,243)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(118)	Monthly	(19,760)	(238)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,757)	Monthly	(293,915)	(27,414)
Ingersoll Rand, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(721)	Monthly	(57,408)	3,639
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,833)	Monthly	(456,158)	(142,303)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,791)	Monthly	(413,379)	37,702
International Flavors & Fragrances, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(6,033)	Monthly	(422,947)	8,420
International Paper Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(6,123)	Monthly	(185,800)	41,180
Intui, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(324)	Monthly	(125,755)	248
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(302)	Monthly	(38,002)	(3,710)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(3,178)	Monthly	(400,143)	(27,586)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(911)	Monthly	(114,578)	(17,128)
KB Home	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(7,419)	Monthly	(392,358)	(10,682)
Keurig Dr Pepper, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(7,641)	Monthly	(224,624)	(4,046)
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(4,410)	Monthly	(459,822)	7,285
Kohls Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(14,263)	Monthly	(201,714)	(9,021)
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(4,321)	Monthly	(389,909)	18,209
LIncoln National Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(11,727)	Monthly	(443,105)	(11,199)
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(14,634)	Monthly	(461,539)	(17,544)
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(6,481)	Monthly	(483,166)	(16,534)
Marathon Petroleum Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(751)	Monthly	(186,238)	(18,743)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,212)	Monthly	(437,770)	3,083
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(175)	Monthly	(63,288)	178
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,350)	Monthly	(226,236)	10,689
Merck & Co., Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(3,757)	Monthly	(409,247)	53,540
Meta Platform Inc., Class A	U.S. Fed Funds + 0.30%	8/18/2026	Goldman Sachs	(420)	Monthly	(256,895)	21,413
MGM Resorts International	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(6,893)	Monthly	(268,230)	2,251
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(2,331)	Monthly	(452,872)	(108,933)
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(6,292)	Monthly	(386,361)	(30,824)
Mosaic (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(946)	Monthly	(21,983)	466
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,225)	Monthly	(51,108)	(3,627)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(9,813)	Monthly	$(409,010)	$(25,321)
Murphy Oil U.S.A., Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(167)	Monthly	(98,083)	(14,491)
News Corp, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(2,514)	Monthly	(66,132)	(983)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,367)	Monthly	(426,901)	(28,456)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(3,909)	Monthly	(381,864)	(13,753)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(44,784)	Monthly	(813,199)	44,660
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,471)	Monthly	(228,706)	7,225
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(562)	Monthly	(87,379)	(3,304)
NRG Energy, Inc.	U.S. Fed Funds + (0.13)%	2/9/2027	JPMorgan Chase	(506)	Monthly	(78,593)	2,459
Nucor Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,226)	Monthly	(275,720)	(52,392)
Olin Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(14,429)	Monthly	(410,685)	(22,670)
Olin Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(13,780)	Monthly	(391,642)	7,289
OneMain Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(6,913)	Monthly	(405,489)	(18,292)
ONEOK, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(4,994)	Monthly	(461,454)	(31,670)
Open Text Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(19,219)	Monthly	(435,196)	16,258
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(2,314)	Monthly	(373,178)	57,643
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(2,587)	Monthly	(416,801)	(42,249)
Ovintiv, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(6,690)	Monthly	(410,996)	(31,138)
Packaging Corp. of America	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(162)	Monthly	(34,509)	(319)
Patterson-UTI Energy, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(6,163)	Monthly	(75,183)	(11,519)
Paychex, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(3,932)	Monthly	(363,752)	(8,006)
PayPal Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(4,764)	Monthly	(238,546)	(2,395)
PennyMac Financial Services, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(2,364)	Monthly	(213,242)	605
PepsiCo, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(895)	Monthly	(141,736)	(4,094)
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(23,434)	Monthly	(389,217)	5,561
Post Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(3,836)	Monthly	(401,304)	(20,044)
Principal Financial Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(933)	Monthly	(94,029)	(5,693)
Principal Financial Group, Inc.	U.S. Fed Funds + (0.05)%	2/9/2027	JPMorgan Chase	(215)	Monthly	(21,653)	(1,400)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,662)	Monthly	(358,785)	5,291
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(342)	Monthly	(33,486)	(432)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(3,185)	Monthly	(389,441)	16,838
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(723)	Monthly	(525,877)	(82,114)
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,090)	Monthly	(172,338)	(2,549)
Reliance Steel & Aluminum Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(135)	Monthly	(48,921)	(1,618)
Roper Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,180)	Monthly	(418,392)	11,355
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,260)	Monthly	(332,131)	2,361
Royalty Pharma PLC, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,192)	Monthly	(59,629)	(1,578)
Salesforce.com, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(2,459)	Monthly	(433,495)	3,224
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(7,634)	Monthly	(433,692)	(32,778)
Sempra	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(4,591)	Monthly	(435,772)	18,186
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (4.42)%	8/18/2026	Goldman Sachs	(1,453)	Monthly	$(64,355)	$5,607
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (3.88)%	1/25/2027	Barclays	(2,136)	Monthly	(94,606)	14,800
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,113)	Monthly	(226,425)	(2,033)
Sirius XM Holdings, Inc.	U.S. Fed Funds	1/25/2027	Barclays	(1,039)	Monthly	(28,060)	(72)
SLM Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(19,174)	Monthly	(441,694)	(26,957)
Snap, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(73,002)	Monthly	(442,517)	(74,179)
Somnigroup International, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,726)	Monthly	(130,828)	6,700
Southern (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(3,794)	Monthly	(366,643)	(18,089)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(520)	Monthly	(50,183)	414
Starbucks Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(4,341)	Monthly	(456,635)	(29,741)
Steel Dynamics, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,507)	Monthly	(344,358)	(1,576)
Stellantis N.V.	U.S. Fed Funds + (0.75)%	8/18/2026	Goldman Sachs	(47,519)	Monthly	(345,403)	49,005
Stellantis N.V.	U.S. Fed Funds + (0.63)%	1/25/2027	Barclays	(8,239)	Monthly	(59,947)	6,888
Suncor Energy, Inc.	U.S. Fed Funds + (0.13)%	2/9/2027	JPMorgan Chase	(2,924)	Monthly	(199,791)	(11,076)
Synnex Corp.	U.S. Fed Funds + (0.05)%	2/9/2027	JPMorgan Chase	(81)	Monthly	(18,472)	(423)
Synopsys, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(940)	Monthly	(453,362)	(4,010)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.10%	8/18/2026	Goldman Sachs	(1,876)	Monthly	(487,302)	(39,407)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(1,679)	Monthly	(436,405)	(38,935)
Target Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,478)	Monthly	(191,697)	91
Target Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,904)	Monthly	(246,992)	(1,586)
Teledyne Technologies, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(530)	Monthly	(341,784)	(5,356)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,045)	Monthly	(398,073)	(39,377)
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(53)	Monthly	(25,371)	(636)
Union Pacific Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,689)	Monthly	(454,583)	(35,660)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(2,072)	Monthly	(186,215)	9,113
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(711)	Monthly	(263,241)	(11,888)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,120)	Monthly	(414,385)	(61,885)
Unum Group Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(559)	Monthly	(44,903)	(1,676)
Valvoline, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(991)	Monthly	(32,909)	(474)
Ventas, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(485)	Monthly	(42,526)	(1,761)
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(8,342)	Monthly	(400,406)	(16,841)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(31,206)	Monthly	(465,356)	(41,890)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(1,151)	Monthly	(181,621)	3,253
Walmart, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(3,103)	Monthly	(408,853)	(21,723)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(768)	Monthly	(101,319)	(2,231)
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(513)	Monthly	(53,168)	100
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(180)	Monthly	(39,046)	(2,200)
WESCO International, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(493)	Monthly	(171,823)	(27,610)
Western Union (The) Co.	U.S. Fed Funds + (0.64)%	2/9/2027	JPMorgan Chase	(44,351)	Monthly	(402,433)	(9,040)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(1,092)	Monthly	$(294,129)	$161
Westlake Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	(3,836)	Monthly	(441,369)	22,058
Whirlpool Corp.	U.S. Fed Funds + (1.50)%	8/18/2026	Goldman Sachs	(686)	Monthly	(38,425)	(181)
Whirlpool Corp.	U.S. Fed Funds + (1.25)%	1/25/2027	Barclays	(14,763)	Monthly	(827,212)	(5,651)
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(5,372)	Monthly	(409,678)	(27,729)
Wyndham Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	(231)	Monthly	(18,793)	1,045
Xcel Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	(242)	Monthly	(20,048)	(1,015)
Total (Notional Payable $59,032,927)				(1,360,823)		$(60,471,136)	$(1,438,209)
Credit Default Swap Contracts outstanding - Buy Protection as of April 30, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 46 (Pay Quarterly)	5.00%	6/20/2031	USD	2,630,993	$(202,456)	$(148,147)	$(54,309)
Total					$(202,456)	$(148,147)	$(54,309)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$1,856,514	$—	$1,856,514
Common Stocks	61,454,096	3,231,104	—	64,685,200
Convertible Bonds	—	67,150,378	—	67,150,378
Convertible Preferred Stocks	7,868,060	1,169,199	—	9,037,259
Corporate Bonds	—	54,262,229	—	54,262,229
Foreign Issuer Bonds	—	12,632,530	—	12,632,530
Mortgage-Backed Securities	—	40,211,135	—	40,211,135
Preferred Stocks	3,012,143	—	—	3,012,143
Rights	—	—	331,475 *	331,475
Warrants	1,406	—	—	1,406
Short-Term Investments	5,742,145	5,748,348	—	11,490,493
Purchased Options	152,895	—	—	152,895
Total Assets – Investments at value	$78,230,745	$186,261,437	$331,475 *	$264,823,657
Liabilities:
Common Stocks	$(42,401,700)	$—	$—	$(42,401,700)
Rights	—	—	— *	—
Total Liabilities – Investments at value	$(42,401,700)	$—	$—	$(42,401,700)
Net Investments	$35,829,045	$186,261,437	$331,475 *	$222,421,957

*Includes securities determined to have no value as of April 30, 2026.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$315,098	$—	$—	$315,098
Forward Foreign Currency Exchange Contracts	—	414,917	—	414,917
Contracts for Difference	—	2,996,657	—	2,996,657
Total Assets - Derivative Financial Instruments	$315,098	$3,411,574	$—	$3,726,672
Liabilities:
Futures Contracts	$(681,161)	$—	$—	$(681,161)
Forward Foreign Currency Exchange Contracts	—	(373,239)	—	(373,239)
Contracts for Difference	—	(4,213,308)	—	(4,213,308)
Swap Contracts	—	(54,309)	—	(54,309)
Total Liabilities - Derivative Financial Instruments	$(681,161)	$(4,640,856)	$—	$(5,322,017)
Net Derivative Financial Instruments	$(366,063)	$(1,229,282)	$—	$(1,595,345)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Assets and Liabilities

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value*	$1,878,337,451	$1,026,586,102	$148,233,279	$1,084,186,145	$335,696,266
Cash	—	89,944	—	417,833	—
Foreign currencies, at value	4,271	14,040	265,922	1,965,318	—
Due from broker	—	—	753,192	1,397,645	—
Receivable for:
Dividends and interest	1,150,111	2,809,065	774,961	5,139,409	4,374,552
Securities lending income	7,374	8,416	2,191	3,866	—
Foreign tax reclaims	182,682	2,354,255	402,936	4,544	—
Investments sold	239,087	1,529,036	1,491,184	215,317,797	—
Fund shares sold	908,713	506,016	96,116	413,512	221,835
Variation margin on futures contracts	—	—	22,939	149,463	—
Variation margin on centrally cleared swap contracts	—	—	3,666	51,822	—
Unrealized appreciation on OTC swap contracts and contracts for difference	—	—	17,802	32,591	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	16,227	323,485	—
Upfront premiums paid on OTC swap contracts	—	—	—	31,734	—
Prepaid expenses and other assets	33,247	22,340	7,679	22,882	10,624
Total assets	1,880,862,936	1,033,919,214	152,088,094	1,309,458,046	340,303,277
Liabilities
Investments sold short, at value	—	—	—	65,595,223	—
Written options, at value	—	—	332	2,018,922	—
Cash overdraft	—	—	19,027	—	—
Due to broker	—	—	83,780	887,943	—
Unrealized depreciation on OTC swap contracts and contracts for difference	—	—	126,937	108,030	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	25,677	563,361	—
Payable for:
Dividends on short sales	—	—	—	186,243	—
Investments purchased on a delayed-delivery basis	—	—	580,020	266,066,062	2,098,434
Investments purchased	—	1,231,990	2,604,005	3,965,239	516,645
Fund shares redeemed	1,519,723	795,702	286,246	1,287,364	698,436
Variation margin on futures contracts	—	—	4,821	17,258	—
Collateral for securities lending	8,822,574	15,487,017	2,239,833	14,285,575	—
Upfront premiums received from OTC swap contracts	—	—	—	59,047	—
Accrued management fees	961,014	611,440	34,089	220,333	97,165
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Assets and Liabilities (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Accrued trustee fees	19,886	10,974	1,556	10,496	3,671
Accrued expenses	477,281	337,485	154,536	314,202	128,907
Total liabilities	11,800,478	18,474,608	6,160,859	355,585,298	3,543,258
Net assets	$1,869,062,458	$1,015,444,606	$145,927,235	$953,872,748	$336,760,019
Analysis of net assets:
Paid in capital	$1,498,178,423	$838,355,194	$147,711,196	$1,106,722,999	$357,271,557
Distributable earnings (loss)	370,884,035	177,089,412	(1,783,961)	(152,850,251)	(20,511,538)
Net assets	$1,869,062,458	$1,015,444,606	$145,927,235	$953,872,748	$336,760,019
Shares outstanding:	151,255,682	84,284,968	13,924,208	107,864,959	33,874,672
Net asset value, offering price and redemption price per share:	$12.36	$12.05	$10.48	$8.84	$9.94
Investments in non-affiliates, at cost	$1,540,104,667	$896,664,622	$137,177,739	$1,094,245,166	$341,347,721
Foreign currencies, at cost	$4,172	$1,736,714	$317,767	$1,937,544	$—
Investments sold short proceeds	$—	$—	$—	$66,136,189	$—
Written option premiums	$—	$—	$880	$2,041,386	$—
*Market value of securities on loan	$54,441,130	$27,945,760	$5,294,876	$27,705,407	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Assets and Liabilities (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value*	$115,466,032	$186,979,541	$460,063,590	$264,823,657
Deposits at broker for investments sold short	—	—	—	41,324,032
Cash	98,262	—	—	249,794
Foreign currencies, at value	—	507,946	556,278	336,623
Due from broker	—	423,329	—	2,136,695
Receivable for:
Dividends and interest	239,273	2,828,070	243,864	1,339,404
Securities lending income	1,207	—	26,560	—
Foreign tax reclaims	—	16,275	183,732	11,118
Investments sold	3,726	5,084,984	2,185,464	6,611,000
Fund shares sold	29,347	97,615	239,274	109,338
Variation margin on futures contracts	—	20,757	—	77,463
Unrealized appreciation on OTC swap contracts and contracts for difference	—	—	—	2,996,657
Unrealized appreciation on forward foreign currency exchange contracts	—	342,925	—	414,917
Prepaid expenses and other assets	9,083	9,084	14,275	11,421
Total assets	115,846,930	196,310,526	463,513,037	320,442,119
Liabilities
Investments sold short, at value	—	—	—	42,401,700
Written options, at value	—	4,725	—	—
Cash overdraft	—	137,636	14,185	—
Due to broker	—	62,227	—	624,700
Unrealized depreciation on OTC swap contracts and contracts for difference	—	—	—	4,213,308
Unrealized depreciation on forward foreign currency exchange contracts	—	465,503	—	373,239
Payable for:
Dividends on short sales	—	—	—	1,857
Investments purchased on a delayed-delivery basis	—	200,000	—	11,665,567
Investments purchased	—	6,569,833	2,023,024	2,687,506
Fund shares redeemed	169,043	395,661	378,526	271,372
Variation margin on futures contracts	—	22,484	—	39,908
Variation margin on centrally cleared swap contracts	—	—	—	8,031
Collateral for securities lending	12,915,900	—	45,053,210	—
Accrued management fees	9,792	59,646	154,532	159,094
Accrued trustee fees	1,237	2,030	3,889	2,649
Accrued expenses	94,688	158,095	161,641	204,669
Total liabilities	13,190,660	8,077,840	47,789,007	62,653,600
Net assets	$102,656,270	$188,232,686	$415,724,030	$257,788,519
Analysis of net assets:
Paid in capital	$108,560,195	$209,129,563	$363,383,556	$255,635,691
Distributable earnings (loss)	(5,903,925)	(20,896,877)	52,340,474	2,152,828
Net assets	$102,656,270	$188,232,686	$415,724,030	$257,788,519
Shares outstanding:	10,454,061	20,222,792	36,054,024	24,089,943
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Net asset value, offering price and redemption price per share:	$9.82	$9.31	$11.53	$10.70
Investments in non-affiliates, at cost	$115,166,572	$185,851,096	$440,568,917	$254,057,430
Foreign currencies, at cost	$—	$580,251	$713,223	$330,184
Investments sold short proceeds	$—	$—	$—	$35,800,212
Written option premiums	$—	$7,096	$—	$—
*Market value of securities on loan	$16,110,676	$—	$58,049,720	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Year Ended April 30, 2026

Statements of Operations

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$25,776,808	$29,126,453	$3,997,979	$14,520,344	$279,403
Interest income (net of foreign withholding taxes)	165,659	2,950	3,335,893	29,716,962	12,686,043
Securities lending income, net	118,677	125,422	41,473	74,944	—
Total investment income	26,061,144	29,254,825	7,375,345	44,312,250	12,965,446
Expenses
Management fees (Note 4)	12,149,148	8,210,714	500,390	4,173,513	1,454,261
Administration and custody fees	779,102	808,129	287,394	736,748	183,093
Transfer agent fees	10,457	10,461	10,410	10,437	10,338
Sub-accounting fees	1,790,707	1,000,289	133,619	948,125	327,426
Audit and tax fees	84,506	84,306	70,537	86,399	46,572
Legal fees	201,015	108,080	16,062	104,359	36,329
Trustees’ fees	271,502	149,197	21,365	143,226	49,745
Registration and filing fees	66,372	51,684	25,194	53,426	28,395
Printing and postage fees	124,837	116,066	49,255	104,483	29,086
Dividend and interest on securities sold short	—	—	—	5,623	—
Other expenses	155,619	89,119	43,723	98,489	36,398
Total expenses	15,633,265	10,628,045	1,157,949	6,464,828	2,201,643
Less waiver of management fees (Note 4)	(401,527)	(834,532)	(114,274)	(1,432,021)	(284,663)
Net expenses	15,231,738	9,793,513	1,043,675	5,032,807	1,916,980
Net investment income	10,829,406	19,461,312	6,331,670	39,279,443	11,048,466
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	255,871,378	165,451,874 [1]	8,724,220	(2,855,067)	(1,149,587)
Investments sold short	—	—	—	(453,569)	—
Swap contracts and contracts for difference	—	—	831	1,024,350	—
Futures contracts	—	—	168,436	(1,561,851)	—
Written options contracts	—	—	5,394	701,253	—
Forward foreign currency exchange contracts	—	—	(33,524)	(234,823)	—
Foreign currency transactions	(16,529)	(354,416)	6,021	23,934	—
Net realized gains (losses)	255,854,849	165,097,458	8,871,378	(3,355,773)	(1,149,587)
Net change in unrealized appreciation (depreciation) on:
Investments	75,333,712	64,579,844 [2]	5,302,450	(186,026)	7,511,037
Investments sold short	—	—	—	522,317	—
Swap contracts and contracts for difference	—	—	26,826	(106,331)	—
Futures contracts	—	—	(327,549)	(1,089,866)	—
Written options contracts	—	—	(1,862)	15,973	—
Forward foreign currency exchange contracts	—	—	(23,608)	65,179	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Year Ended April 30, 2026

Statements of Operations (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Foreign currency translations	18,496	11,669	7,557	26,716	—
Net change in unrealized appreciation (depreciation)	75,352,208	64,591,513	4,983,814	(752,038)	7,511,037
Net realized and unrealized gains (losses)	331,207,057	229,688,971	13,855,192	(4,107,811)	6,361,450
Net increase in net assets resulting from operations	$342,036,463	$249,150,283	$20,186,862	$35,171,632	$17,409,916
Foreign withholding taxes on dividend income	$110,124	$2,699,011	$146,116	$—	$—
Foreign withholding taxes on interest income	$—	$—	$—	$4,213	$—

[1]	Net of foreign capital gains taxes (refunded)/paid of $234,131.
[2]	Net of change in deferred foreign capital gains tax expense of $441,355.
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Year Ended April 30, 2026

Statements of Operations (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$2,707,004	$218,011	$8,428,687	$1,890,027
Interest income (net of foreign withholding taxes)	2,409,660	12,781,174	254	7,917,289
Securities lending income, net	15,729	—	160,810	—
Total investment income	5,132,393	12,999,185	8,589,751	9,807,316
Expenses
Management fees (Note 4)	407,852	1,128,806	1,634,923	1,972,565
Administration and custody fees	126,180	264,043	227,635	506,657
Transfer agent fees	10,384	10,462	10,439	10,454
Sub-accounting fees	112,973	182,595	333,071	225,585
Audit and tax fees	46,315	82,419	48,041	59,398
Legal fees	12,780	20,462	36,842	24,733
Trustees’ fees	17,396	27,862	50,795	34,394
Registration and filing fees	25,235	27,636	34,216	28,162
Printing and postage fees	23,544	72,048	77,940	68,367
Dividend and interest on securities sold short	—	—	—	410,686
Other expenses	20,943	45,634	43,007	44,521
Total expenses	803,602	1,861,967	2,496,909	3,385,522
Less waiver of management fees (Note 4)	(259,798)	(395,729)	—	(282,869)
Net expenses	543,804	1,466,238	2,496,909	3,102,653
Net investment income	4,588,589	11,532,947	6,092,842	6,704,663
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	297,498	1,989,376	55,023,911	16,031,086
Investments sold short	—	—	—	(9,901,043)
Swap contracts and contracts for difference	—	(4,936)	—	(1,585,044)
Futures contracts	—	(115,431)	—	(114,104)
Written options contracts	—	23,592	—	(247,800)
Forward foreign currency exchange contracts	—	220,644	—	(267,203)
Foreign currency transactions	—	587,795	(21,569)	(4,890)
Net realized gains (losses)	297,498	2,701,040	55,002,342	3,911,002
Net change in unrealized appreciation (depreciation) on:
Investments	(435,761)	4,512,645	2,570,829	9,057,454
Investments sold short	—	—	—	(7,778,283)
Swap contracts and contracts for difference	—	—	—	(1,133,293)
Futures contracts	—	65,540	—	(626,291)
Written options contracts	—	2,371	—	(6,823)
Forward foreign currency exchange contracts	—	(206,454)	—	253,737
Foreign currency translations	—	610	(3,341)	461
Net change in unrealized appreciation (depreciation)	(435,761)	4,374,712	2,567,488	(233,038)
Net realized and unrealized gains (losses)	(138,263)	7,075,752	57,569,830	3,677,964
Net increase in net assets resulting from operations	$4,450,326	$18,608,699	$63,662,672	$10,382,627
Foreign withholding taxes on dividend income	$—	$95	$303,355	$9,253
Foreign withholding taxes on interest income	$—	$15,405	$—	$2,646
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Changes in Net Assets

	Morningstar U.S. Equity Fund		Morningstar International Equity Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$10,829,406	$11,997,019	$19,461,312	$17,342,042
Net realized gains (losses)	255,854,849	182,649,187	165,097,458	32,011,087
Net change in unrealized appreciation (depreciation)	75,352,208	(50,093,094)	64,591,513	26,270,405
Net increase in net assets resulting from operations	342,036,463	144,553,112	249,150,283	75,623,534
Distributions paid from:
Distributable earnings	(303,925,052)	(164,797,418)	(127,732,449)	(38,072,733)
Total distributions paid	(303,925,052)	(164,797,418)	(127,732,449)	(38,072,733)
Capital share transactions:
Proceeds from shares sold	393,303,677	340,518,973	200,141,041	200,695,177
Reinvestment of dividends	303,914,402	164,797,417	127,724,371	38,072,733
Payments for shares redeemed	(470,561,305)	(475,738,363)	(315,719,389)	(204,043,202)
Net increase (decrease) in net assets from capital share transactions	226,656,774	29,578,027	12,146,023	34,724,708
Total increase (decrease) in net assets	264,768,185	9,333,721	133,563,857	72,275,509
Net assets:
Beginning of year	1,604,294,273	1,594,960,552	881,880,749	809,605,240
End of year	$1,869,062,458	$1,604,294,273	$1,015,444,606	$881,880,749
Capital share transactions
Shares sold	30,707,433	26,272,133	17,248,767	19,204,518
Shares from reinvested dividends	25,241,201	12,742,135	11,279,106	3,835,448
Shares redeemed	(36,468,330)	(35,735,546)	(26,922,911)	(19,473,016)
Net increase (decrease)	19,480,304	3,278,722	1,604,962	3,566,950
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Changes in Net Assets (continued)

	Morningstar Global Income Fund		Morningstar Total Return Bond Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$6,331,670	$9,840,860	$39,279,443	$33,497,544
Net realized gains (losses)	8,871,378	4,364,680	(3,355,773)	(22,072,789)
Net change in unrealized appreciation (depreciation)	4,983,814	2,968,988	(752,038)	51,416,123
Net increase in net assets resulting from operations	20,186,862	17,174,528	35,171,632	62,840,878
Distributions paid from:
Distributable earnings	(6,552,859)	(10,328,373)	(37,940,311)	(33,641,928)
Total distributions paid	(6,552,859)	(10,328,373)	(37,940,311)	(33,641,928)
Capital share transactions:
Proceeds from shares sold	20,979,670	22,834,752	243,883,012	235,829,917
Reinvestment of dividends	6,552,619	10,328,371	37,939,143	33,641,926
Payments for shares redeemed	(35,065,812)	(91,694,020)	(202,581,704)	(242,893,623)
Net increase (decrease) in net assets from capital share transactions	(7,533,523)	(58,530,897)	79,240,451	26,578,220
Total increase (decrease) in net assets	6,100,480	(51,684,742)	76,471,772	55,777,170
Net assets:
Beginning of year	139,826,755	191,511,497	877,400,976	821,623,806
End of year	$145,927,235	$139,826,755	$953,872,748	$877,400,976
Capital share transactions
Shares sold	2,087,260	2,418,996	27,429,481	26,659,894
Shares from reinvested dividends	654,153	1,101,181	4,250,328	3,801,338
Shares redeemed	(3,488,901)	(9,650,417)	(22,684,919)	(27,481,894)
Net increase (decrease)	(747,488)	(6,130,240)	8,994,890	2,979,338
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Changes in Net Assets (continued)

	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$11,048,466	$10,542,837	$4,588,589	$5,400,889
Net realized gains (losses)	(1,149,587)	(4,187,365)	297,498	(794,687)
Net change in unrealized appreciation (depreciation)	7,511,037	459,480	(435,761)	4,325,008
Net increase in net assets resulting from operations	17,409,916	6,814,952	4,450,326	8,931,210
Distributions paid from:
Distributable earnings	(11,062,901)	(10,540,973)	(4,310,047)	(5,098,645)
Total distributions paid	(11,062,901)	(10,540,973)	(4,310,047)	(5,098,645)
Capital share transactions:
Proceeds from shares sold	83,692,062	49,258,785	26,457,835	25,913,246
Reinvestment of dividends	11,060,650	10,540,973	4,309,906	5,098,645
Payments for shares redeemed	(69,772,277)	(79,101,619)	(40,913,003)	(52,346,861)
Net increase (decrease) in net assets from capital share transactions	24,980,435	(19,301,861)	(10,145,262)	(21,334,970)
Total increase (decrease) in net assets	31,327,450	(23,027,882)	(10,004,983)	(17,502,405)
Net assets:
Beginning of year	305,432,569	328,460,451	112,661,253	130,163,658
End of year	$336,760,019	$305,432,569	$102,656,270	$112,661,253
Capital share transactions
Shares sold	8,496,974	4,946,312	2,684,167	2,665,649
Shares from reinvested dividends	1,119,865	1,059,100	437,394	524,755
Shares redeemed	(7,052,667)	(7,979,198)	(4,148,736)	(5,381,983)
Net increase (decrease)	2,564,172	(1,973,786)	(1,027,175)	(2,191,579)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Changes in Net Assets (continued)

	Morningstar Multisector Bond Fund		Morningstar Global Opportunistic Equity Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$11,532,947	$10,700,896	$6,092,842	$5,821,080
Net realized gains (losses)	2,701,040	458,369	55,002,342	32,093,296
Net change in unrealized appreciation (depreciation)	4,374,712	4,026,106	2,567,488	(7,180,339)
Net increase in net assets resulting from operations	18,608,699	15,185,371	63,662,672	30,734,037
Distributions paid from:
Distributable earnings	(11,687,375)	(9,385,089)	(36,388,890)	(27,379,291)
Total distributions paid	(11,687,375)	(9,385,089)	(36,388,890)	(27,379,291)
Capital share transactions:
Proceeds from shares sold	41,158,395	37,946,577	140,254,570	70,641,584
Reinvestment of dividends	11,686,431	9,385,088	36,386,079	27,379,291
Payments for shares redeemed	(46,923,817)	(51,096,407)	(85,584,203)	(101,390,028)
Net increase (decrease) in net assets from capital share transactions	5,921,009	(3,764,742)	91,056,446	(3,369,153)
Total increase (decrease) in net assets	12,842,333	2,035,540	118,330,228	(14,407)
Net assets:
Beginning of year	175,390,353	173,354,813	297,393,802	297,408,209
End of year	$188,232,686	$175,390,353	$415,724,030	$297,393,802
Capital share transactions
Shares sold	4,437,473	4,242,967	12,358,709	6,420,874
Shares from reinvested dividends	1,259,459	1,049,207	3,259,042	2,574,149
Shares redeemed	(5,042,831)	(5,706,114)	(7,413,280)	(9,196,179)
Net increase (decrease)	654,101	(413,940)	8,204,471	(201,156)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Statements of Changes in Net Assets (continued)

	Morningstar Alternatives Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$6,704,663	$6,911,690
Net realized gains (losses)	3,911,002	2,612,900
Net change in unrealized appreciation (depreciation)	(233,038)	6,917,745
Net increase in net assets resulting from operations	10,382,627	16,442,335
Distributions paid from:
Distributable earnings	(7,756,720)	(6,519,588)
Total distributions paid	(7,756,720)	(6,519,588)
Capital share transactions:
Proceeds from shares sold	91,363,125	45,629,201
Reinvestment of dividends	7,756,443	6,519,588
Payments for shares redeemed	(52,900,248)	(79,111,430)
Net increase (decrease) in net assets from capital share transactions	46,219,320	(26,962,641)
Total increase (decrease) in net assets	48,845,227	(17,039,894)
Net assets:
Beginning of year	208,943,292	225,983,186
End of year	$257,788,519	$208,943,292
Capital share transactions
Shares sold	8,525,903	4,357,482
Shares from reinvested dividends	729,675	632,356
Shares redeemed	(4,927,126)	(7,543,835)
Net increase (decrease)	4,328,452	(2,553,997)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights

Morningstar U.S. Equity Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.17	$12.41	$10.70	$11.43	$13.74
Income (loss) from investment operations:
Net investment income[1]	0.08	0.10	0.11	0.11	0.12
Net realized and unrealized gains (losses)	2.44	1.04	2.10	0.13	(0.36)
Total income (loss) from investment operations	2.52	1.14	2.21	0.24	(0.24)
Less distributions paid:
From net investment income	(0.08)	(0.12)	(0.11)	(0.07)	(0.13)
From realized gains	(2.25)	(1.26)	(0.39)	(0.90)	(1.94)
Total distributions paid	(2.33)	(1.38)	(0.50)	(0.97)	(2.07)
Net asset value, end of year	$12.36	$12.17	$12.41	$10.70	$11.43
Total return[2]	21.34%	8.58%	20.92%	2.79%	(3.11% )
Supplemental data and ratios:
Net assets, end of year (millions)	$1,869	$1,604	$1,595	$1,459	$1,490
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.86%	0.87%	0.87%	0.87%	0.86%
Total expenses after waivers/reimbursements	0.84%	0.84%	0.84%	0.84%	0.83%
Net investment income, net of waivers/reimbursements	0.60%	0.72%	0.91%	0.99%	0.89%
Net investment income, before waivers/reimbursements	0.58%	0.69%	0.88%	0.96%	0.86%
Portfolio turnover rate	71%	33%	46%	53%	61%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar International Equity Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.67	$10.23	$9.94	$9.57	$12.72
Income (loss) from investment operations:
Net investment income[1]	0.23	0.22	0.21	0.22	0.23
Net realized and unrealized gains (losses)	2.71	0.69	0.32	0.47	(1.66)
Total income (loss) from investment operations	2.94	0.91	0.53	0.69	(1.43)
Less distributions paid:
From net investment income	(0.29)	(0.29)	(0.24)	(0.10)	(0.18)
From realized gains	(1.27)	(0.18)	—	(0.22)	(1.54)
Total distributions paid	(1.56)	(0.47)	(0.24)	(0.32)	(1.72)
Net asset value, end of year	$12.05	$10.67	$10.23	$9.94	$9.57
Total return[2]	28.82%	9.31%	5.38%	7.61%	(12.77% )
Supplemental data and ratios:
Net assets, end of year (millions)	$1,015	$882	$810	$804	$912
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	1.07%	1.07%	1.08%	1.08%	1.06%
Total expenses after waivers/reimbursements	0.99%	0.99%	0.99%	0.99%	0.98%
Net investment income, net of waivers/reimbursements	1.96%	2.06%	2.06%	2.33%	1.89%
Net investment income, before waivers/reimbursements	1.88%	1.98%	1.97%	2.24%	1.81%
Portfolio turnover rate	96%	41%	31%	21%	67%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar Global Income Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.53	$9.21	$9.14	$9.82	$11.62
Income (loss) from investment operations:
Net investment income[1]	0.44	0.52	0.55	0.53	0.42
Net realized and unrealized gains (losses)	0.97	0.34	0.08	(0.38)	(1.03)
Total income (loss) from investment operations	1.41	0.86	0.63	0.15	(0.61)
Less distributions paid:
From net investment income	(0.46)	(0.54)	(0.56)	(0.49)	(0.45)
From realized gains	—	—	—	(0.34)	(0.74)
Total distributions paid	(0.46)	(0.54)	(0.56)	(0.83)	(1.19)
Net asset value, end of year	$10.48	$9.53	$9.21	$9.14	$9.82
Total return[2]	15.13%	9.58%	7.19%	1.88%	(6.00% )
Supplemental data and ratios:
Net assets, end of year (millions)	$146	$140	$192	$215	$247
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.81%	0.76%	0.74%	0.73%	0.62%
Total expenses after waivers/reimbursements	0.73%	0.73%	0.72%	0.73%	0.62%
Net investment income, net of waivers/reimbursements	4.43%	5.47%	6.01%	5.73%	3.76%
Net investment income, before waivers/reimbursements	4.35%	5.44%	5.99%	5.73%	3.76%
Portfolio turnover rate	67%	75%	58%	63%	138%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar Total Return Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.87	$8.57	$9.06	$9.42	$10.69
Income (loss) from investment operations:
Net investment income[1]	0.37	0.34	0.33	0.26	0.61
Net realized and unrealized gains (losses)	(0.04)	0.30	(0.50)	(0.36)	(1.65)
Total income (loss) from investment operations	0.33	0.64	(0.17)	(0.10)	(1.04)
Less distributions paid:
From net investment income	(0.36)	(0.34)	(0.32)	(0.26)	(0.17)
From realized gains	—	—	—	—	(0.06)
Total distributions paid	(0.36)	(0.34)	(0.32)	(0.26)	(0.23)
Net asset value, end of year	$8.84	$8.87	$8.57	$9.06	$9.42
Total return[2]	3.71%	7.53%	(1.83% )	(1.03% )	(9.97% )
Supplemental data and ratios:
Net assets, end of year (millions)	$954	$877	$822	$813	$829
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements[4]	0.68%	0.69%	0.73%	0.73%	0.71%
Total expenses after waivers/reimbursements[4]	0.53%	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.53%	0.53%	0.53%	0.53%	0.52%
Net investment income, net of waivers/reimbursements	4.14%	3.80%	3.77%	2.89%	1.39%
Net investment income, before waivers/reimbursements	3.99%	3.64%	3.57%	2.69%	1.21%
Portfolio turnover rate	399%	361%	370%	302%	346%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[4]	Expenses include dividend and interest expense of less than 0.01% for April 30, 2026, April 30, 2025, April 30, 2024, and April 30, 2023, and 0.01% for April 30, 2022, respectively.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar Municipal Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.75	$9.87	$9.87	$9.94	$10.75
Income (loss) from investment operations:
Net investment income[1]	0.33	0.32	0.29	0.23	0.18
Net realized and unrealized gains (losses)	0.19	(0.11)	— [2]	(0.07)	(0.81)
Total income (loss) from investment operations	0.52	0.21	0.29	0.16	(0.63)
Less distributions paid:
From net investment income	(0.33)	(0.33)	(0.29)	(0.23)	(0.18)
From realized gains	—	—	—	—	— [2]
Total distributions paid	(0.33)	(0.33)	(0.29)	(0.23)	(0.18)
Net asset value, end of year	$9.94	$9.75	$9.87	$9.87	$9.94
Total return[3]	5.41%	2.06%	3.01%	1.67%	(5.93% )
Supplemental data and ratios:
Net assets, end of year (millions)	$337	$305	$328	$331	$382
Ratio to average net assets of:[4]
Total expenses before waivers/reimbursements	0.67%	0.67%	0.67%	0.67%	0.65%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	3.35%	3.25%	2.98%	2.34%	1.65%
Net investment income, before waivers/reimbursements	3.26%	3.16%	2.89%	2.25%	1.58%
Portfolio turnover rate	30%	28%	57%	22%	41%

[1]	Calculated using the average shares outstanding method.
[2]	Rounds to less than 0.01.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar Defensive Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.81	$9.52	$9.49	$9.69	$10.24
Income (loss) from investment operations:
Net investment income[1]	0.40	0.42	0.42	0.29	0.20
Net realized and unrealized gains (losses)	(0.01)	0.27	0.02	(0.23)	(0.46)
Total income (loss) from investment operations	0.39	0.69	0.44	0.06	(0.26)
Less distributions paid:
From net investment income	(0.38)	(0.40)	(0.41)	(0.26)	(0.19)
From realized gains	—	—	—	—	(0.08)
From return of capital	—	—	—	—	(0.02)
Total distributions paid	(0.38)	(0.40)	(0.41)	(0.26)	(0.29)
Net asset value, end of year	$9.82	$9.81	$9.52	$9.49	$9.69
Total return[2]	3.99%	7.41%	4.72%	0.63%	(2.61% )
Supplemental data and ratios:
Net assets, end of year (millions)	$103	$113	$130	$135	$144
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.71%	0.69%	0.71%	0.73%	0.64%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	4.05%	4.36%	4.37%	3.03%	1.96%
Net investment income, before waivers/reimbursements	3.82%	4.15%	4.14%	2.78%	1.80%
Portfolio turnover rate	39%	31%	65%	16%	45%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar Multisector Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.96	$8.68	$8.77	$9.00	$10.52
Income (loss) from investment operations:
Net investment income[1]	0.58	0.54	0.52	0.45	0.43
Net realized and unrealized gains (losses)	0.36	0.21	(0.09)	(0.44)	(1.54)
Total income (loss) from investment operations	0.94	0.75	0.43	0.01	(1.11)
Less distributions paid:
From net investment income	(0.59)	(0.47)	(0.52)	(0.24)	(0.30)
From realized gains	—	—	—	—	(0.11)
Total distributions paid	(0.59)	(0.47)	(0.52)	(0.24)	(0.41)
Net asset value, end of year	$9.31	$8.96	$8.68	$8.77	$9.00
Total return[2]	10.67%	8.84%	5.04%	0.23%	(10.95% )
Supplemental data and ratios:
Net assets, end of year (millions)	$188	$175	$173	$176	$172
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	1.00%	1.00%	1.03%	1.04%	0.92%
Total expenses after waivers/reimbursements	0.79%	0.79%	0.79%	0.80%	0.79%
Net investment income, net of waivers/reimbursements	6.23%	6.03%	5.98%	5.14%	4.25%
Net investment income, before waivers/reimbursements	6.02%	5.82%	5.74%	4.90%	4.12%
Portfolio turnover rate	190%	177%	157%	131%	97%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar Global Opportunistic Equity Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.68	$10.60	$9.77	$9.57	$12.08
Income (loss) from investment operations:
Net investment income[1]	0.20	0.21	0.22	0.20	0.21
Net realized and unrealized gains (losses)	1.96	0.85	0.88	0.27	(0.43)
Total income (loss) from investment operations	2.16	1.06	1.10	0.47	(0.22)
Less distributions paid:
From net investment income	(0.27)	(0.24)	(0.24)	(0.12)	(0.26)
From realized gains	(1.04)	(0.74)	(0.03)	(0.15)	(2.03)
Total distributions paid	(1.31)	(0.98)	(0.27)	(0.27)	(2.29)
Net asset value, end of year	$11.53	$10.68	$10.60	$9.77	$9.57
Total return[2]	20.83%	10.22%	11.41%	5.15%	(2.77% )
Supplemental data and ratios:
Net assets, end of year (millions)	$416	$297	$297	$233	$200
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.72%	0.72%	0.74%	0.80%	0.78%
Total expenses after waivers/reimbursements	0.72%	0.72%	0.74%	0.80%	0.78%
Net investment income, net of waivers/reimbursements	1.75%	1.86%	2.20%	2.15%	1.81%
Net investment income, before waivers/reimbursements	1.75%	1.86%	2.20%	2.15%	1.81%
Portfolio turnover rate	85%	58%	60%	47%	96%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Financial Highlights (continued)

Morningstar Alternatives Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.57	$10.13	$9.78	$10.12	$10.71
Income (loss) from investment operations:
Net investment income[1]	0.31	0.32	0.33	0.19	0.07
Net realized and unrealized gains (losses)	0.18	0.44	0.41	(0.15)	(0.14)
Total income (loss) from investment operations	0.49	0.76	0.74	0.04	(0.07)
Less distributions paid:
From net investment income	(0.36)	(0.32)	(0.39)	(0.20)	(0.14)
From realized gains	—	—	—	(0.18)	(0.38)
Total distributions paid	(0.36)	(0.32)	(0.39)	(0.38)	(0.52)
Net asset value, end of year	$10.70	$10.57	$10.13	$9.78	$10.12
Total return[2]	4.68%	7.55%	7.58%	0.42%	(0.78% )
Supplemental data and ratios:
Net assets, end of year (millions)	$258	$209	$226	$275	$368
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements[4]	1.47%	1.54%	1.57%	1.44%	1.45%
Total expenses after waivers/reimbursements[4]	1.35%	1.38%	1.41%	1.31%	1.31%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.16%	1.16%	1.17%	1.16%	1.15%
Net investment income, net of waivers/reimbursements	2.89%	3.10%	3.33%	1.91%	0.63%
Net investment income, before waivers/reimbursements	2.77%	2.94%	3.17%	1.78%	0.49%
Portfolio turnover rate	208%	213%	198%	358%	433%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[4]	Expenses include dividend and interest expense of 0.19%, 0.22%, 0.24%, 0.16%, and 0.16% for April 30, 2026, April 30, 2025, April 30, 2024, April 30, 2023, and April 30, 2022, respectively.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements
1. Organization
Morningstar Funds Trust (the “Trust”) was organized as a Delaware statutory trust on March 1, 2017.  The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series which commenced operations on November 2, 2018 (each a “Fund” and collectively, the “Funds”):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Global Opportunistic Equity Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund is classified and operates as a diversified fund under the 1940 Act. Each Fund’s shares are classified as Institutional shares. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Morningstar Funds	Investment Objective
U.S. Equity Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
Global Income Fund	Current income and long-term capital appreciation
Total Return Bond Fund	Maximize total return while also generating income and preserving capital
Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Defensive Bond Fund	Capital preservation
Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Global Opportunistic Equity Fund	Long-term capital appreciation over a full market cycle
Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 3.
Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution’s insolvency, recovery of the Fund’s cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation (“FDIC”) or Securities Investor Protection Corporation (“SIPC”).
Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ brokers and counterparties. Cash held with brokers is not available for withdrawal upon demand, and is considered restricted as it is not available for use until it is returned to the Fund upon exiting the position to which the collateral relates. The Funds are subject to credit risk should the prime brokers or counterparties be unable to meet their obligations to the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Assets
Cash collateral for derivatives	$372,369	$1,320,100	$—	$1,586,463
Deposits with broker for futures contracts	380,823	77,545	423,329	550,232
Due from broker	$753,192	$1,397,645	$423,329	$2,136,695
Liabilities
Cash collateral for derivatives	$83,780	$809,858	$60,000	$624,700
Deposits with broker for futures contracts	—	78,085	2,227	—
Due to broker	$83,780	$887,943	$62,227	$624,700
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments and derivatives and net change in unrealized appreciation (depreciation) on investments and derivatives on the Statements of Operations.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected and/or converted into U.S. dollars by the Funds. As of April 30, 2026, the Funds’ custodian held Russian rubles of 152,486,785, 4,766,952, 4,447,372 and 13,249,035 in restricted foreign cash accounts on behalf of the International Equity Fund, the Global Income Fund, the Multisector Bond Fund and the Global Opportunistic Equity Fund, respectively. The Russian rubles have been valued at zero in accordance with the Funds’ valuation procedures and U.S. GAAP. The value of the Russian rubles currently held may differ materially from the reported amounts, given the uncertainty of the aforementioned sanctions.
Investment Transactions and Investment Income: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of a defaulted debt obligation, the accrual of interest income is halted when management becomes aware that the interest income is not collectible, and already accrued interest income may be written off. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Other non-cash dividends are recognized as investment income at the fair value of the assets received.
Expenses: Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative average net assets.
Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of April 30, 2026, no Funds recognized liabilities for non-US taxes.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The returns of the Funds for the prior three fiscal years as well as current year are open for examination. As of April 30, 2026, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:
Morningstar Funds	Frequency
U.S. Equity Fund	Annually
International Equity Fund	Annually
Global Income Fund	Monthly
Total Return Bond Fund	Monthly
Municipal Bond Fund	Monthly
Defensive Bond Fund	Monthly
Multisector Bond Fund	Monthly
Global Opportunistic Equity Fund	Annually
Alternatives Fund	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal year may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

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Notes to Financial Statements (continued)
The Funds do not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Recent Accounting Pronouncements: In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosure requirements by providing greater disaggregation of information by jurisdiction and category and by eliminating certain disclosures that are no longer considered meaningful. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal year. The adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements or related disclosures.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made. In general, investments for which market quotations are readily available are valued at current market value, while investments whose market quotations are not readily available (as defined by Rule 2a-5 of the Investment Company Act of 1940, as amended) are fair valued.
As permitted under Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated Morningstar Investment Management LLC to serve as the valuation designee. MIM, as valuation designee, carries out its day-to-day fair value responsibilities required under Rule 2a-5 through its Pricing Committee (the “Pricing Committee”) in accordance with procedures approved by the Board.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open end investment companies).
Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments).

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Notes to Financial Statements (continued)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments. The value of Level 3 securities compared to the Funds’ net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
The Pricing Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Funds had little or no value as of April 30, 2026.
Valuation Techniques: The following inputs and techniques may be used by the Funds to value their portfolio holdings and to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is generally valued at its last bid price (in the case of short sales, at the ask price). Shares of open end investment companies, other than ETFs, are valued at their NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on a methodology approved by the Pricing Committee and are typically classified within Level 2 of the fair value hierarchy. This includes certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost (unless conditions indicate otherwise), which approximates fair value.
The Pricing Committee uses independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the

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Notes to Financial Statements (continued)
NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedules of Investments. Securities with a fair value factor applied are classified as Level 2.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last reported settlement price on the date of determination on the exchange that constitutes the principal market or, if the settlement price is not available, generally at the last traded price. For listed options contracts, if the last traded price falls outside the bid/ask spread, then the calculated mean based on bid/ask prices obtained from the primary exchange will be used. Centrally cleared swap contracts are typically classified within Level 2 of the fair value hierarchy. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform are valued on a daily basis using quotations provided by an independent pricing service.
Forward foreign currency exchange contracts are typically classified within Level 2 of the fair value hierarchy. The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
OTC derivatives are typically classified within Level 2 of the fair value hierarchy. OTC derivatives, including options on forward foreign currency exchange contracts, put and call options, contracts for difference and swap contracts, are valued by the Pricing Committee on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
When observable prices are not available, the Pricing Committee may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. These investments are classified as Level 3 and have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the procedures approved by the Board. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While each Fund’s use of fair value pricing is intended to result in calculation of a NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the fair valuation procedures may be reviewed or adjusted.
The inputs used by the Pricing Committee in estimating the value of Level 3 investments may include, if applicable, such factors as described in the procedures approved by the Board, including, but not limited to, the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, third party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Pricing Committee in the absence of market information. Assumptions used by the Pricing Committee due to the lack of observable inputs may significantly impact the fair value of an investment.
4. Investment Advisory and Other Agreements
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.
Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets of each Fund, in the annual ratios below.
Morningstar Funds	Ratio
U.S. Equity Fund	0.67%
International Equity Fund	0.83%
Global Income Fund	0.35%
Total Return Bond Fund	0.44%
Municipal Bond Fund	0.44%
Defensive Bond Fund	0.36%
Multisector Bond Fund	0.61%
Global Opportunistic Equity Fund	0.47%
Alternatives Fund	0.85%
Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to subadvisory agreements with the Adviser. The Adviser manages a portion of each Fund which may include securities such as equities, ETFs, mutual funds, money market fund investments and, where applicable, transacting in forward foreign currency exchange contracts. At times, the Adviser may manage a significant portion of a Fund’s assets directly. The Adviser may change subadvisers, subject to the oversight of the Board, and sell holdings at any time.

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Notes to Financial Statements (continued)
Pursuant to an Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2026, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (“AFFE”), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets.  The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities.  The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the period from May 1, 2025 through April 30, 2026, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Expense Limitation Agreement for each of the Funds as follows:
Morningstar Funds	Expense Cap	Management Fees Waived
U.S. Equity Fund	0.84%	$401,527
International Equity Fund	0.99%	834,532
Global Income Fund	0.73%	114,274
Total Return Bond Fund	0.53%	1,432,021
Municipal Bond Fund	0.58%	284,663
Defensive Bond Fund	0.48%	259,798
Multisector Bond Fund	0.79%	395,729
Global Opportunistic Equity Fund	0.84%	—
Alternatives Fund	1.16%	282,869
As of April 30, 2026, the Trust has entered into subadvisory agreements with the following entities by Fund:
Morningstar Funds	Subadvisers
U.S. Equity Fund	ClearBridge Investments, LLC Massachusetts Financial Services Company, d/b/a MFS Investment Management Wasatch Advisors, LP, d/b/a Wasatch Global Investors
International Equity Fund	Harding Loevner LP Harris Associates L.P. Lazard Asset Management LLC
Global Income Fund	Cullen Capital Management, LLC Western Asset Management Company, LLC
Total Return Bond Fund	BlackRock Financial Management, Inc. Guggenheim Partners Investment Management
Municipal Bond Fund	Allspring Global Investments, LLC T. Rowe Price Associates, Inc.
Defensive Bond Fund	First Pacific Advisors, LP
Multisector Bond Fund	Loomis, Sayles & Company, L.P. TCW Investment Management Company LLC Voya Investment Management Company, LLC
Global Opportunistic Equity Fund	Lazard Asset Management LLC
Alternatives Fund	BlackRock Financial Management, Inc. SSI Investment Management LLC Water Island Capital, LLC

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Notes to Financial Statements (continued)
Pursuant to the subadvisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees it receives from the Funds.
The Trust has a Fund Administration and Accounting Services Agreement with The Northern Trust Company (“Northern Trust”), which provides certain administration, accounting, clerical and bookkeeping services, assistance with the preparation and filing of tax returns and reports to shareholders, and preparation for signature by an officer of the Trust certain documents required to be filed for Trust compliance with applicable laws and regulations, including those of the SEC and other regulators. Northern Trust also serves as custodian of each Fund’s securities and cash, and as the Funds’ transfer agent and dividend disbursing agent. Northern Trust does not have responsibility or authority for the management of the Funds or the determination of investment policy.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services. Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“FMS”) provides a Principal Financial Officer and an Assistant Treasurer to the Trust. The Trust has agreed to pay FMS an annual base fee and has agreed to reimburse FMS for certain expenses incurred on behalf of the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Funds.
The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess asset-based fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services reflected as “Sub-accounting fees” on the Statements of Operations.
5. Investment Transactions
During the year ended April 30, 2026, the cost of purchases and the proceeds from sales of investments (excluding in-kind transactions, derivatives and short-term investments) were as follows:
	Purchases		Sales
Morningstar Funds	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
U.S. Equity Fund	$—	$1,272,346,532	$—	$1,323,625,786	$—	$—
International Equity Fund	—	920,926,261	—	1,008,965,036	—	—
Global Income Fund	1,497,951	89,489,535	1,523,323	96,347,085	—	—
Total Return Bond Fund	352,017,918	3,544,646,843	333,442,695	3,426,723,845	508,793,849	455,022,426
Municipal Bond Fund	—	122,749,287	—	91,989,282	—	—
Defensive Bond Fund	14,909,589	25,735,841	10,604,803	29,414,325	—	—
Multisector Bond Fund	106,426,940	227,302,994	106,842,320	222,726,279	—	—
Global Opportunistic Equity Fund	—	352,358,449	—	290,028,845	—	—

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
	Purchases		Sales
Morningstar Funds	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
Alternatives Fund	$—	$512,713,576	$—	$463,571,986	$61,106,920	$56,186,917

Mortgage Dollar Rolls: The Funds may enter into mortgage dollar roll transactions of TBA securities in which the Funds sell mortgage-related securities for immediate settlement and simultaneously purchase the same type of securities for forward settlement at a discount.  Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the Funds’ portfolio turnover rate.  The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
6. Securities Lending
The U.S. Equity Fund, International Equity Fund, Global Income Fund, Total Return Bond Fund, Defensive Bond Fund, and Global Opportunistic Equity Fund participate in a securities lending program. Under the securities lending program, Northern Trust serves as the Securities Lending Agent (or “Agent”) pursuant to a Securities Lending Authorization Agreement (the “Securities Lending Agreement”).
Each Fund will limit lending to be less than one third of the value of its total assets. The Funds’ securities held at the Securities Lending Agent as custodian shall be available to be lent except those securities the Funds specifically identify in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. securities and a value of no less than 105% of the market value for non-U.S. securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. securities on loan and not less than 105% of the current value of the non-U.S. securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on, or in respect of, the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
Cash collateral received is invested in a money market fund managed by Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation as disclosed in each Fund’s Schedule of Investments and reflected on the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is held by the Securities Lending Agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The securities lending income earned by the Funds is disclosed on the Statements of Operations.
The following is a summary of the Funds’ securities on loan and related cash and non-cash collateral received as of April 30, 2026:
Morningstar Funds	Market Value of Securities on Loan	Cash Collateral Received*	Non-Cash Collateral Received*	Total Collateral Received
U.S. Equity Fund	$54,441,130	$8,822,574	$45,375,414	$54,197,988
International Equity Fund	27,945,760	15,487,017	13,181,192	28,668,209
Global Income Fund	5,294,876	2,239,833	3,112,733	5,352,566
Total Return Bond Fund	27,705,407	14,285,575	14,060,569	28,346,144
Defensive Bond Fund	16,110,676	12,915,900	3,540,715	16,456,615
Global Opportunistic Equity Fund	58,049,720	45,053,210	14,019,267	59,072,477

* There are no restrictions or maturity dates on the cash collateral received from borrower. The non-cash collateral received consists of U.S. Government securities which cannot be sold or repledged, and accordingly are not reflected in the Portfolio of
Investments. The remaining contractual maturity of non-cash collateral received are as follows:

Morningstar Funds	Up to 30 Days	30-90 Days	Over 90 Days	Total Non-Cash Collateral Received
U.S. Equity Fund	$117,570	$145,461	$45,112,383	$45,375,414
International Equity Fund	31,321	35,172	13,114,699	13,181,192
Global Income Fund	—	19,792	3,092,941	3,112,733
Total Return Bond Fund	891	3,003	14,056,675	14,060,569
Defensive Bond Fund	—	—	3,540,715	3,540,715
Global Opportunistic Equity Fund	37	51	14,019,179	14,019,267

The table above summarizes the remaining contractual maturities of the non-cash collateral received in connection with securities lending transactions as of April 30, 2026.
Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner. There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially. In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss. To mitigate borrower default risk, the Funds benefit from a borrower default indemnity provided by the Securities Lending Agent. The Securities Lending Agent’s indemnity allows for full replacement of securities lent wherein the Agent will purchase the unreturned loaned securities on the open market applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
unavailable, the Securities Lending Agent will purchase the unreturned loan securities at the Agent’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosure has been made on behalf of the Funds.
7. Financial Derivative Instruments
Certain Funds may transact in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective.  The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Forward foreign currency exchange contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contracts are usually effected with the counterparty to the original forward foreign currency exchange contracts. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forward foreign currency exchange contracts).
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and presented as gross unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant (“FCM”) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
Futures contracts outstanding at year end, if any, are listed after each Fund’s Schedule of Investments.The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. As of April 30, 2026, the Morningstar Global Income Fund, the Morningstar Total Return Bond Fund, the Morningstar Multisector Bond Fund and the Morningstar Alternatives Fund pledged net cash to cover margin requirements for open futures positions in an amount of $380,823, $(540), $421,102 and $550,232, respectively, which is the net of amounts included in Due to/from Broker on the Statements of Assets and Liabilities.
Options on Futures Contracts: Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options on Interest-Rate Swap Contracts: An option on an interest-rate swap contract (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap contract. Options on swap contracts involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swap contracts generally. A pay fixed option on an interest-rate swap contract gives the buyer the right to establish a position in an interest-rate swap contract where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swap contracts are “European” exercise, which means that they can only be exercised at the end of the option term.
When a Fund purchases an option on a swap contract, an amount equal to the premium paid by the Fund is recorded as an Investment on the Schedule of Investments, the value of which is marked-to-market daily based upon quotations from market makers to reflect its current market value. If the option on a swap contract expires, a Fund realizes a loss equal to the amount of the premium paid. Changes in the value of an option on a swap contract are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swap contracts. A Fund may use interest-rate swap contracts to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swap contracts to manage exposure to inflation risk. An inflation index swap contract is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap contract is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap contract is entered into, the swap contract will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap contract is entered into, the swap contract will decrease in value. A Fund may also engage in total return swap contracts, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap contract positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap contracts may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap contract transactions may be limited by tax considerations.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swap contracts carry counterparty risks that cannot be fully anticipated. Also, because swap contract transactions typically involve a contract between the two parties, such swap contract investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swap contracts, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For interest rate swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.
Interest rate swap contracts are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate, inflation index and total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: A Fund may purchase credit default swap contracts. A credit default swap contract is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swap contracts may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation. As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swap contracts involves costs, which will reduce a Fund’s return.
For centrally cleared swap contracts, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.
The credit default swap contracts and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations are marked to market daily.
Each Fund’s risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default swap contracts outstanding, including their respective notional amounts at year end, if any, are listed within each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap contract, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Contracts for Difference: The Morningstar Alternatives Fund may enter into Contracts for Difference (“CFDs”). CFDs are leveraged derivative instruments that allow the Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, the Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by the Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD. CFDs outstanding, including their respective notional amounts at year end, if any, are listed within the Fund’s Schedule of Investments.
Master Netting Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase agreements, borrowed bond agreements and reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral. With borrowed bond agreements and reverse repurchase transactions, typically a Fund and counterparty under a Master Repurchase Agreement are permitted to sell, repledge, or use the collateral associated with the transaction.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swap contracts and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swap contracts and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effects of such derivative instruments on the Funds’ financial position and financial performance for the year ended April 30, 2026 are as follows:
	Fair Value of Derivatives included in Assets					Fair Value of Derivatives included in Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Unrealized Appreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value(3)	Total	Unrealized Depreciation on Futures Contracts(1)	Unrealized Depreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value(4)	Total
Morningstar Global Income Fund
Credit risk	$—	$—	$—	$—	$—	$—	$10,968	$—	$—	$10,968
Equity risk	—	17,802	—	—	17,802	—	—	—	—	—
Foreign exchange rate risk	—	—	16,227	—	16,227	—	—	25,677	332	26,009
Interest rate risk	4,713	55,216	—	—	59,929	189,736	126,937	—	—	316,673
Total	$4,713	$73,018	$16,227	$—	$93,958	$189,736	$137,905	$25,677	$332	$353,650
Morningstar Total Return Bond Fund
Credit risk	$—	$30,631	$—	$531	$31,162	$—	$29,168	$—	$10,340	$39,508
Equity risk	24,395	16,705	—	16,472	57,572	—	85,993	—	69,075	155,068
Foreign exchange rate risk	—	—	323,485	27,004	350,489	—	—	563,361	74,613	637,974
Inflation risk	—	27,838	—	—	27,838	—	—	—	—	—
Interest rate risk	110,831	88,749	—	438,229	637,809	966,223	467,657	—	1,864,894	3,298,774
Total	$135,226	$163,923	$323,485	$482,236	$1,104,870	$966,223	$582,818	$563,361	$2,018,922	$4,131,324
Morningstar Multisector Bond Fund
Foreign exchange rate risk	$—	$—	$342,925	$105,558	$448,483	$—	$—	$465,503	$4,725	$470,228
Interest rate risk	222,288	—	—	—	222,288	183,749	—	—	—	183,749
Total	$222,288	$—	$342,925	$105,558	$670,771	$183,749	$—	$465,503	$4,725	$653,977
Morningstar Alternatives Fund
Credit risk	$—	$—	$—	$—	$—	$—	$54,309	$—	$—	$54,309
Equity risk	—	2,996,657	—	152,895	3,149,552	—	4,213,308	—	—	4,213,308
Foreign exchange rate risk	—	—	414,917	—	414,917	—	—	373,239	—	373,239
Interest rate risk	315,098	—	—	—	315,098	681,161	—	—	—	681,161
Total	$315,098	$2,996,657	$414,917	$152,895	$3,879,567	$681,161	$4,267,617	$373,239	$—	$5,322,017

[1]
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]
Includes cumulative appreciation/depreciation on centrally-cleared swap contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[3]	Fair market value is included in Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
[4]	Fair market value is included in Written options, at value on the Statements of Assets and Liabilities.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
The following table indicates the effects of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended April 30, 2026:
	Net Realized Gain (Losses) on Derivatives Recognized as a Result of Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives as a Result of Operations
	Futures Contracts	Swap Contracts(1)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(2)	Total	Futures Contracts	Swap Contracts(3)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(4)	Total
Morningstar Global Income Fund
Credit risk	$—	$(12,207)	$—	$6,880	$(5,327)	$—	$(10,968)	$—	$(2,404)	$(13,372)
Equity risk	—	54,720	—	—	54,720	—	17,802	—	—	17,802
Foreign exchange rate risk	—	—	(33,524)	(2,297)	(35,821)	—	—	(23,608)	548	(23,060)
Interest rate risk	168,436	(41,682)	—	5,863	132,617	(327,549)	19,992	—	—	(307,557)
Total	$168,436	$831	$(33,524)	$10,446	$146,189	$(327,549)	$26,826	$(23,608)	$(1,856)	$(326,187)
Morningstar Total Return Bond Fund
Credit risk	$—	$865,088	$—	$1,770	$866,858	$—	$131,260	$—	$(4,638)	$126,622
Equity risk	(202,914)	16,224	—	(1,161)	(187,851)	80,487	(18,628)	—	(67,062)	(5,203)
Foreign exchange rate risk	—	—	(234,823)	69,196	(165,627)	—	—	65,179	(10,345)	54,834
Inflation risk	—	(64,393)	—	—	(64,393)	—	49,304	—	—	49,304
Interest rate risk	(1,358,937)	207,431	—	2,424	(1,149,082)	(1,170,353)	(268,267)	—	(354,403)	(1,793,023)
Total	$(1,561,851)	$1,024,350	$(234,823)	$72,229	$(700,095)	$(1,089,866)	$(106,331)	$65,179	$(436,448)	$(1,567,466)
Morningstar Multisector Bond Fund
Credit risk	$—	$(4,848)	$—	$—	$(4,848)	$—	$—	$—	$—	$—
Foreign exchange rate risk	—	—	220,644	(60,110)	160,534	—	—	(206,454)	44,305	(162,149)
Interest rate risk	(115,431)	(88)	—	—	(115,519)	65,540	—	—	—	65,540
Total	$(115,431)	$(4,936)	$220,644	$(60,110)	$40,167	$65,540	$—	$(206,454)	$44,305	$(96,609)
Morningstar Alternatives Fund
Credit risk	$—	$(29,248)	$—	$—	$(29,248)	$—	$(33,147)	$—	$—	$(33,147)
Equity risk	—	(1,526,425)	—	(818,238)	(2,344,663)	—	(1,100,189)	—	66,401	(1,033,788)
Foreign exchange rate risk	—	—	(267,203)	—	(267,203)	—	—	253,737	—	253,737
Interest rate risk	(114,104)	(29,371)	—	—	(143,475)	(626,291)	43	—	—	(626,248)
Total	$(114,104)	$(1,585,044)	$(267,203)	$(818,238)	$(2,784,589)	$(626,291)	$(1,133,293)	$253,737	$66,401	$(1,439,446)

[1]	Includes net realized gains (losses) on Contracts for Difference.
[2]	Net realized gains (losses) on Purchased Options/Swaptions included in Investments on the Statements of Operations.
[3]	Includes net change in unrealized appreciation (depreciation) on Contracts for Difference.
[4]	Net change in unrealized appreciation (depreciation) on Purchased Options/Swaptions included in Investments on the Statements of Operations.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
The following tables present, as of April 30, 2026 the gross and net derivative assets and liabilities that are netted on the Statements of Assets or Liabilities or that are subject to a master netting agreement. The tables also present information about the related collateral amounts by counterparty.
As of April 30, 2026, each Fund’s derivative assets and liabilities by type are as follows:
Morningstar Global Income Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$16,227	$25,677
Futures contracts	4,713	189,736
Interest rate swap contracts	55,216	126,937
Credit default swap contracts	—	10,968
Total return swap contracts	17,802	—
Written options	—	332
Total gross amount of derivatives in the Statements of Assets and Liabilities	$93,958	$353,650
Less: Derivatives not subject to MNA or similar agreements	(59,929)	(200,704)
Total gross amount of derivatives subject to MNA or similar agreement	$34,029	$152,946
As of April 30, 2026, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
BNP Paribas	$135	$(135)	$—	$—	$—
Citibank	9,650	—	9,650	—	9,650
JPMorgan Chase	24,244	(24,244)	—	—	—
Total	$34,029	$(24,379)	$9,650	$—	$9,650

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
BNP Paribas	$(1,642)	$135	$(1,507)	$—	$(1,507)
JPMorgan Chase(a)	(149,794)	24,244	(125,550)	120,000	(5,550)
Morgan Stanley	(1,510)	—	(1,510)	—	(1,510)
Total	$(152,946)	$24,379	$(128,567)	$120,000	$(8,567)

(a)	Actual amount of collateral pledged by the Fund to JPMorgan Chase is included in Due from broker in the Statements of Assets and Liabilities.

As of April 30, 2026, each Fund’s derivative assets and liabilities by type are as follows:

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Morningstar Total Return Bond Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$323,485	$563,361
Futures contracts	135,226	966,223
Interest rate swap contracts	88,749	467,657
Credit default swap contracts	30,631	29,168
Inflation swap contracts	27,838	—
Total return swap contracts	16,705	85,993
Purchased options	83,148	—
Purchased swaptions	399,088	—
Written options	—	170,513
Written swaptions	—	1,848,409
Total gross amount of derivatives in the Statements of Assets and Liabilities	$1,104,870	$4,131,324
Less: Derivatives not subject to MNA or similar agreements	(309,658)	(1,474,911)
Total gross amount of derivatives subject to MNA or similar agreement	$795,212	$2,656,413
As of April 30, 2026, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$59,232	$(59,232)	$—	$—	$—
Barclays	103,076	(79,321)	23,755	—	23,755
BNP Paribas	59,852	(59,852)	—	—	—
Citibank	39,199	(39,199)	—	—	—
Deutsche Bank(a)	235,874	(188,119)	47,755	(40,000)	7,755
Goldman Sachs	99,204	(99,204)	—	—	—
HSBC	35,563	(35,563)	—	—	—
JPMorgan Chase	22,672	(22,672)	—	—	—
Morgan Stanley	56,040	(56,040)	—	—	—
RBS	4,237	(4,237)	—	—	—
Societe Generale	15,230	(15,230)	—	—	—
Standard Chartered Bank	1,839	(1,839)	—	—	—
State Street	38,073	(38,073)	—	—	—
Toronto-Dominion Bank	19,942	(19,942)	—	—	—
UBS	1,905	(1,905)	—	—	—
Wells Fargo	3,274	(626)	2,648	—	2,648
Total	$795,212	$(721,054)	$74,158	$(40,000)	$34,158

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$(779,407)	$59,232	$(720,175)	$—	$(720,175)
Barclays	(79,321)	79,321	—	—	—
BNP Paribas	(82,787)	59,852	(22,935)	—	(22,935)
BNY Mellon	(460)	—	(460)	—	(460)
Citibank	(140,612)	39,199	(101,413)	—	(101,413)
Deutsche Bank	(188,119)	188,119	—	—	—
Goldman Sachs	(615,646)	99,204	(516,442)	—	(516,442)
HSBC	(40,754)	35,563	(5,191)	—	(5,191)
JPMorgan Chase	(144,888)	22,672	(122,216)	—	(122,216)
Morgan Stanley(b)	(202,960)	56,040	(146,920)	146,920	—
Nomura	(37,708)	—	(37,708)	—	(37,708)
RBS	(20,611)	4,237	(16,374)	—	(16,374)
Societe Generale	(128,077)	15,230	(112,847)	—	(112,847)
Standard Chartered Bank	(2,671)	1,839	(832)	—	(832)
State Street	(56,705)	38,073	(18,632)	—	(18,632)
Toronto-Dominion Bank	(67,947)	19,942	(48,005)	—	(48,005)
UBS	(67,114)	1,905	(65,209)	—	(65,209)
Wells Fargo	(626)	626	—	—	—
Total	$(2,656,413)	$721,054	$(1,935,359)	$146,920	$(1,788,439)

(a)	Actual amount of collateral received from Deutsche Bank is included in Due to broker in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral pledged by the Fund to Morgan Stanley exceeded the net amount before collateral and is included in Due from broker in the Statements of Assets and Liabilities.
As of April 30, 2026, each Fund’s derivative assets and liabilities by type are as follows:
Morningstar Multisector Bond Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$342,925	$465,503
Futures contracts	222,288	183,749
Purchased options	105,558	—
Written options	—	4,725
Total gross amount of derivatives in the Statements of Assets and Liabilities	$670,771	$653,977
Less: Derivatives not subject to MNA or similar agreements	(222,288)	(183,749)
Total gross amount of derivatives subject to MNA or similar agreement	$448,483	$470,228

*	The values of swap contracts are the market values listed on the Schedule of Investments.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Morningstar Multisector Bond Fund  (continued)
As of April 30, 2026, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$73,833	$(8,131)	$65,702	$(50,000)	$15,702
Barclays	4,529	(4,529)	—	—	—
BNP Paribas	79,455	(41,782)	37,673	—	37,673
Citibank	7,863	(7,863)	—	—	—
Goldman Sachs	108,104	(13,326)	94,778	—	94,778
HSBC	85,917	(278)	85,639	—	85,639
ING	12,096	(12,096)	—	—	—
Morgan Stanley(a)	47,132	(13,848)	33,284	(10,000)	23,284
State Street	29,554	(29,554)	—	—	—
Total	$448,483	$(131,407)	$317,076	$(60,000)	$257,076

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$(8,131)	$8,131	$—	$—	$—
Barclays	(250,561)	4,529	(246,032)	—	(246,032)
BNP Paribas	(41,782)	41,782	—	—	—
Citibank	(21,227)	7,863	(13,364)	—	(13,364)
Deutsche Bank	(10,229)	—	(10,229)	—	(10,229)
Goldman Sachs	(13,326)	13,326	—	—	—
HSBC	(278)	278	—	—	—
ING	(16,495)	12,096	(4,399)	—	(4,399)
JPMorgan Chase	(5,978)	—	(5,978)	—	(5,978)
Morgan Stanley	(13,848)	13,848	—	—	—
State Street	(84,411)	29,554	(54,857)	—	(54,857)
UBS	(3,962)	—	(3,962)	—	(3,962)
Total	$(470,228)	$131,407	$(338,821)	$—	$(338,821)

(a)	Actual amount of collateral received from Bank of America and Morgan Stanley is included in Due to broker in the Statements of Assets and Liabilities.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
As of April 30, 2026, each Fund’s derivative assets and liabilities by type are as follows:
Morningstar Alternatives Fund

Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$414,917	$373,239
Futures contracts	315,098	681,161
Contracts for difference	2,996,657	4,213,308
Credit default swap contracts	—	54,309
Purchased options	152,895	—
Total gross amount of derivatives in the Statements of Assets and Liabilities	$3,879,567	$5,322,017
Less: Derivatives not subject to MNA or similar agreements	(467,993)	(735,470)
Total gross amount of derivatives subject to MNA or similar agreement	$3,411,574	$4,586,547
As of April 30, 2026, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$7,218	$(3,844)	$3,374	$—	$3,374
Barclays	949,416	(949,416)	—	—	—
BNP Paribas	8,982	(3,307)	5,675	—	5,675
Citibank	17,918	(17,918)	—	—	—
Deutsche Bank	26,530	(12,966)	13,564	—	13,564
Goldman Sachs	1,234,250	(1,234,250)	—	—	—
HSBC	28,256	(28,256)	—	—	—
JPMorgan Chase	1,071,514	(1,071,514)	—	—	—
Morgan Stanley	45,355	(45,355)	—	—	—
Societe Generale	16,312	(16,312)	—	—	—
State Street	5,823	(4,766)	1,057	—	1,057
Total	$3,411,574	$(3,387,904)	$23,670	$—	$23,670

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$(3,844)	$3,844	$—	$—	$—
Barclays(a)	(1,170,622)	949,416	(221,206)	221,206	—
BNP Paribas	(3,307)	3,307	—	—	—
Citibank	(18,792)	17,918	(874)	—	(874)
Deutsche Bank	(12,966)	12,966	—	—	—
Goldman Sachs(a)	(1,444,527)	1,234,250	(210,277)	210,277	—
HSBC	(31,655)	28,256	(3,399)	—	(3,399)
JPMorgan Chase(a)	(1,770,118)	1,071,514	(698,604)	698,604	—
Morgan Stanley	(103,479)	45,355	(58,124)	—	(58,124)

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Societe Generale	$(22,471)	$16,312	$(6,159)	$—	$(6,159)
State Street	(4,766)	4,766	—	—	—
Total	$(4,586,547)	$3,387,904	$(1,198,643)	$1,130,087	$(68,556)

(a)
Actual amount of collateral pledged by the Fund to Barclays, Goldman Sachs and JPMorgan Chase, exceeded the net amount before collateral and is included Due from broker in the Statements of Assets and Liabilities.

For the year ended April 30, 2026, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Futures Contracts:
Average Notional Balance - Long	$14,527,655	$123,323,738	$15,202,721	$50,343,119
Average Notional Balance - Short	870,400	16,905,262	10,569,504	16,526,303
Ending Notional Balance - Long	18,636,547	147,399,711	19,513,211	53,975,563
Ending Notional Balance - Short	677,156	21,611,208	11,728,250	19,816,317
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	1,494,722	24,465,082	9,714,572	21,348,910
Average Settlement Value - Sold	1,022,166	14,084,384	16,077,607	17,969,637
Ending Settlement Value - Purchased	1,165,871	33,159,676	9,791,039	24,721,123
Ending Settlement Value - Sold	540,136	19,745,714	19,231,477	20,377,146
Contracts for Difference:
Average Notional Balance - Long	—	—	—	1,050,042
Average Notional Balance - Short	—	—	—	1,159,766
Ending Notional Balance - Long	—	—	—	986,478
Ending Notional Balance - Short	—	—	—	1,360,823
Total Return Swap Contracts:
Average Notional Balance - Pays Fixed Rate	482,948	9,560,341	—	—
Ending Notional Balance - Pays Fixed Rate	505,790	18,924,600	—	—
Inflation Swap Contracts:
Average Notional Balance - Pays Fixed Rate	—	14,350,162	—	—
Average Notional Balance - Receives Fixed Rate	—	5,371,776	—	—
Ending Notional Balance - Pays Fixed Rate	—	3,071,254	—	—
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate	325,000	38,280,566	—	—
Average Notional Balance - Receives Fixed Rate	2,657,715	323,895,175	—	—
Ending Notional Balance - Pays Fixed Rate	—	18,543,032	—	—
Ending Notional Balance - Receives Fixed Rate	2,527,210	73,911,770	—	—
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection	290,246	4,308,151	—	657,748
Average Notional Balance - Sell Protection	75,000	9,403,482	—	1,387,092

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Credit Default Swap Contracts (continued):
Ending Notional Balance - Buy Protection	$286,700	$5,394,758	$—	$2,630,993
Ending Notional Balance - Sell Protection	75,000	4,596,985	—	—
Options:
Average Notional Balance - Purchased	2,488,325	96,923,180	2,586,559	7,696,705
Average Notional Balance - Written	75,510	98,953,815	371,000	424,125
Ending Notional Balance - Purchased	—	95,121,439	4,453,118	13,941,876
Ending Notional Balance - Written	302,041	98,906,817	1,484,000	—
Swaptions:
Average Notional Balance - Purchased	—	116,389,540	—	—
Average Notional Balance - Written	—	146,091,094	—	—
Ending Notional Balance - Purchased	—	397,365,797	—	—
Ending Notional Balance - Written	—	241,885,697	—	—
8. Federal Income Tax Matters
As of April 30, 2026, the cost and related aggregate gross and net unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
Morningstar Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Equity Fund	$1,548,378,426	$400,760,630	$(70,801,605)	$329,959,025
International Equity Fund	910,862,748	171,079,641	(55,356,435)	115,723,206
Global Income Fund	139,299,022	12,655,162	(3,806,843)	8,848,319
Total Return Bond Fund	1,028,496,411	6,465,754	(18,711,371)	(12,245,617)
Municipal Bond Fund	341,377,943	2,278,321	(7,959,998)	(5,681,677)
Defensive Bond Fund	114,586,308	2,308,062	(1,428,338)	879,724
Multisector Bond Fund	186,995,697	5,032,946	(5,212,220)	(179,274)
Global Opportunistic Equity Fund	444,225,929	37,004,321	(21,166,601)	15,837,720
Alternatives Fund	222,881,563	15,222,553	(17,002,217)	(1,779,664)
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swap contracts, contracts for difference, futures contracts, forward foreign currency exchange contracts, passive foreign investment companies (“PFICs”), 305(c) deemed dividends, straddle loss deferrals, investment in interest only (“IO”) securities and contingent payment debt instruments (“CPDIs”), and timing of income recognition from Real Estate Investment Trusts (“REITs”).

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
As of April 30, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Morningstar Funds	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
U.S. Equity Fund	$—	$10,166,388	$30,739,365	$329,978,282	$—	$370,884,035
International Equity Fund	—	25,267,063	37,604,285	114,218,064	—	177,089,412
Global Income Fund	—	1,671,735	—	8,830,387	(12,286,083)	(1,783,961)
Total Return Bond Fund	—	942,567	—	(12,209,132)	(141,583,686)	(152,850,251)
Municipal Bond Fund	184,320	—	—	(5,681,677)	(15,014,181)	(20,511,538)
Defensive Bond Fund	—	61,337	—	879,724	(6,844,986)	(5,903,925)
Multisector Bond Fund	—	1,398,469	—	(233,868)	(22,061,478)	(20,896,877)
Global Opportunistic Equity Fund	—	4,596,902	32,051,696	15,691,876	—	52,340,474
Alternatives Fund	—	3,925,265	—	(1,772,437)	—	2,152,828
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At April 30, 2026, the following reclassifications were recorded:
Morningstar Funds	Accumulated Distributable Earnings (Accumulated Losses)	Paid-in Capital
U.S. Equity Fund	$(13,984,465)	$13,984,465
International Equity Fund	(11,319,300)	11,319,300
Global Opportunistic Equity Fund	(3,109,531)	3,109,531
Alternatives Fund	(388,774)	388,774

The tax character of distributions paid during the fiscal year ended April 30, 2026 were as follows:
	Fiscal Year Ended April 30, 2026
Morningstar Funds	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$45,038,297	$258,886,755 *	$303,925,052 *
International Equity Fund	—	51,939,270	75,793,179 *	127,732,449 *
Global Income Fund	—	6,552,859	—	6,552,859
Total Return Bond Fund	—	37,940,311	—	37,940,311
Municipal Bond Fund	10,692,154	370,747	—	11,062,901
Defensive Bond Fund	—	4,310,047	—	4,310,047
Multisector Bond Fund	—	11,687,375	—	11,687,375
Global Opportunistic Equity Fund	—	15,477,496	20,911,394 *	36,388,890 *
Alternatives Fund	—	7,756,720	— *	7,756,720 *

*The amounts do not include the tax equalization utilized of $14,000,602, $11,319,300, $3,109,531 and $388,774, respectively.

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
The tax character of distributions paid during the fiscal year ended April 30, 2025 were as follows:
	Fiscal Year Ended April 30, 2025
Morningstar Funds	Tax Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$31,894,743	$132,902,675 *	$164,797,418 *
International Equity Fund	—	23,703,003	14,369,730 *	38,072,733 *
Global Income Fund	—	10,328,373	—	10,328,373
Total Return Bond Fund	—	33,641,928	—	33,641,928
Municipal Bond Fund	10,043,500	497,473	—	10,540,973
Defensive Bond Fund	—	5,098,645	—	5,098,645
Multisector Bond Fund	—	9,385,089	—	9,385,089
Global Opportunistic Equity Fund	—	12,209,350	15,169,941 *	27,379,291 *
Alternatives Fund	—	6,519,588	—	6,519,588

*The amounts do not include the tax equalization utilized of $14,511,973, $2,222,757 and $2,871,251, respectively.
Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.
At April 30, 2026, the capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:
	Fiscal Year Ended April 30, 2026
Morningstar Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Global Income Fund	$12,286,083	$—
Total Return Bond Fund	42,383,242	99,200,444
Municipal Bond Fund	1,358,707	13,655,474
Defensive Bond Fund	43,465	6,801,521
Multisector Bond Fund	11,523,945	10,537,533

During the fiscal year ended April 30, 2026, the following Fund utilized capital loss carry forwards as follows:
Morningstar Funds
Global Income Fund	$(6,190,165)
Defensive Bond Fund	(579,032)
Multisector Bond Fund	(1,914,449)
Alternatives Fund	(2,301,948)
9. Principal Ownership
As of April 30, 2026, the Funds had omnibus accounts owning more than 5% of the total Institutional shares outstanding of each Fund as follows:
Morningstar Funds	Number of Shareholders	% Ownership[1]
U.S. Equity Fund	4	99%
International Equity Fund	4	99%
Global Income Fund	4	99%

Morningstar Funds Trust April 30, 2026

Notes to Financial Statements (continued)
Morningstar Funds	Number of Shareholders	% Ownership[1]
Total Return Bond Fund	4	99%
Municipal Bond Fund	4	99%
Defensive Bond Fund	4	99%
Multisector Bond Fund	4	99%
Global Opportunistic Equity Fund	4	99%
Alternatives Fund	4	99%

[1]Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Funds.
10. Line of Credit
The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount of 1.25% above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.
During the year ended April 30, 2026, the Multisector Bond Fund had an outstanding balance for four days with a maximum balance of $7,000,000 at an average weighted interest rate of 5.58%. The Morningstar Global Opportunistic Equity Fund had an outstanding balance for one day with a maximum balance of $10,000,000 at an average weighted interest rate of 4.89%.
11. Operating Segments
FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requires incremental disclosures related to a public entity’s reportable segments. In connection with ASU 2023-07, each Fund represents a single operating segment and portfolio managers and senior executives at the Funds’ Adviser acts as the chief operating decision maker (“CODM”). The Funds’ total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to each segment are consistent with that presented within the Funds’ financial statements.
12. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.

Morningstar Funds Trust April 30, 2026

Report Of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Morningstar Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Morningstar Funds Trust comprising Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, Morningstar Global Opportunistic Equity Fund, and Morningstar Alternatives Fund (the “Funds”) as of April 30, 2026, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended April 30, 2024, and prior, were audited by other auditors whose report dated June 27, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.l
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, agent banks, and counterparties; when replies were not received from brokers, agent banks, or counterparties, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2025.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2026

Morningstar Funds Trust April 30, 2026

Tax Information (unaudited)
LONG-TERM CAPITAL GAIN — The following Funds designated the below amounts as long-term capital gains, pursuant to Section 852(b)(3)(C) of the Code, for the fiscal year ended April 30, 2026:
Morningstar Funds	Long-Term Capital Gain ($)
U.S. Equity Fund	258,886,755
International Equity Fund	75,793,179
Global Opportunistic Equity Fund	20,911,394
CORPORATE DIVIDENDS-RECEIVED DEDUCTION (DRD) — A percentage of the dividends distributed during the fiscal year ended April 30, 2026, for the following Funds qualifies for the dividends-received deduction for corporate shareholders:
Morningstar Funds	Corporate DRD Percentage (%)
U.S. Equity Fund	15
International Equity Fund	— *
Global Income Fund	12
Defensive Bond Fund	2
Global Opportunistic Equity Fund	5
Alternatives Fund	6
* Amount rounds to less than 0.5%
QUALIFIED DIVIDEND INCOME (QDI) — Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended April 30, 2026, are designated as “qualified dividend income”, as defined in the Act:
Morningstar Funds	QDI Percentage (%)
U.S. Equity Fund	17
International Equity Fund	27
Global Income Fund	33
Defensive Bond Fund	2
Global Opportunistic Equity Fund	19
Alternatives Fund	7
FOREIGN TAX CREDIT — The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amount per share which represents income from sources within, and taxes paid to, foreign countries is as follows:
Morningstar Funds	Foreign Tax Credit ($)	Foreign Source Income ($)
International Equity Fund	0.03	0.26
EXEMPT-INTEREST DIVIDENDS — During the fiscal year ended April 30, 2026, the percentage of dividends derived from net investment income paid by the following Fund qualifies as “exempt-interest dividends,” excludable from gross income for Federal income tax purposes:
Morningstar Funds	Exempt-Interest Dividend (%)
Municipal Bond Fund	97

Morningstar Funds Trust April 30, 2026

Changes in and Disagreements with Accountants for Open-End Management
Investment Companies (unaudited)
Not applicable.

Morningstar Funds Trust April 30, 2026

Proxy Disclosures for Open-End Management Investment Companies (unaudited)
Not applicable.

Morningstar Funds Trust April 30, 2026

Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies (unaudited)
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)
The Morningstar Funds Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on March 1, 2017 and registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Trust consists of nine (9) series (each series a “Fund”, collectively the “Funds”). Each Fund has an Investment Advisory Agreement with Morningstar Investment Management, LLC (“Morningstar”) and each Fund also has at least one Subadvisory Agreement with a Subadviser to that Fund.
The Funds and their Subadvisers that were approved by the Board of Trustees of the Trust (the “Board”) during the Fund’s most recent fiscal half year were:

Morningstar U.S. Equity Fund	Morningstar Municipal Bond Fund

• ClearBridge Investments, LLC	• Allspring Global Investments, LLC
• Massachusetts Financial Services Company (d/b/a MFS Investment Management)	• T. Rowe Price Associates, Inc.
• Wasatch Advisors, LP (d/b/a Wasatch Global Investors)	Morningstar Defensive Bond Fund
• First Pacific Advisors, LP
Morningstar International Equity Fund
Morningstar Multisector Bond Fund
• Harding Loevner LP
• Harris Associates L.P.	• Loomis, Sayles & Company, L.P.
• Lazard Asset Management LLC	• TCW Investment Management Company LLC
• Voya Investment Management Company, LLC
Morningstar Global Income Fund
Morningstar Global Opportunistic Equity Fund
• Cullen Capital Management, LLC
• Western Asset Management Company, LLC	• Lazard Asset Management LLC

Morningstar Total Return Bond Fund	Morningstar Alternatives Fund

• BlackRock Financial Management, Inc.	• BlackRock Financial Management, Inc.
○ BlackRock International Limited	○ BlackRock International Limited
○ BlackRock (Singapore) Limited	• SSI Investment Management LLC
• Guggenheim Partners Investment Management, LLC	• Water Island Capital, LLC

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Board Renewal of the Investment Advisory Agreement and the Subadvisory Agreements
One of the primary responsibilities of the Board is to determine whether to renew the Funds’ Investment Advisory Agreement with Morningstar and the Funds’ respective Subadvisory Agreements (together with the Investment Advisory Agreement and Subadvisory Agreements, the “Agreements”). The Agreements were scheduled to expire at the end of April 2026. In March 2026, the Board met to consider whether to renew these Agreements for a one-year period, through April 30, 2027.
The Board decided to renew the Agreements and also approve an amendment to the Subadvisory Agreement with SSI Investment Management LLC. This note reviews the factors that the Board considered and discusses its conclusions. This introductory section of this note highlights key considerations in the renewal/approval process. The body of this note, which follows, provides more details of the review process undertaken by and the conclusions reached by the Board.
Key Considerations
While the Board reviewed many factors as part of its decision-making process, the Board would like to highlight two of those factors: fund expenses and investment performance.
• Fund Expenses - Fund expenses are an important factor because they directly affect shareholder returns. The Board was encouraged by Morningstar’s commitment to lowering costs to shareholders, notably through its implementation of fee waivers and expense reimbursements by Morningstar. The Board continues to be encouraged by Morningstar’s commitment to lowering costs to shareholders, notably through its implementation of voluntary expense waivers and expense reimbursements.
 In its review of Fund expenses, the Board noted that, for six of the nine Funds, actual total expenses as a percentage of average net assets were either at or below the median actual total expenses for a peer group of comparable funds; in addition, for seven of the nine Funds, actual management fees paid as a percentage of average net assets were below the median actual management fees paid for a peer group of comparable funds.
 Notably, for the Municipal Bond Fund, actual management fees paid exceeded the peer group median by 0.050%. For the Total Return Bond Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.027%. For the US Equity Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.052% and actual management fees paid exceeded the peer group median by 0.121%.
   The Board discussed with Morningstar management plans for increasing assets in the Funds as a way of reducing the total expense levels through economies of scale. The Board concluded that the fees were fair and reasonable. For more information, see “Fund Expenses” below. Information about the peer groups can be found below under “Renewal/Approval of the Agreements.”

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
•  Investment Performance - Fund performance was also important to the Board. In evaluating performance, the Board looked at each Fund’s performance relative to other funds that invest in similar types of securities, its performance relative to an index benchmark, and its risk-adjusted performance. Performance as compared to peer funds for calendar year 2025 was mixed:
○ The Defensive Bond Fund, the Global Income Fund, and the Multisector Bond Fund performed in the best performing quintile of its category (i.e., 1st out of 5 performing quintiles, with 1st quintile being the best performing quintile);
○ The International Equity Fund and the Alternatives Fund performed in the middle performing quintile of its category (i.e., 3rd out of 5 performing quintiles, with 1st quintile being the best performing quintile);
○ The Global Opportunistic Equity Fund performed in the second-lowest performing quintile of their categories (i.e., 4th out of 5 performing quintiles, with 1st quintile being the best performing quintile); and
○ The Municipal Bond Fund, the Total Return Bond Fund, and the US Equity Fund performed in the lowest performing quintile of their categories (i.e., 5th out of 5 performing quintiles, with 1st quintile being the best performing quintile);
The Board discussed the relative underperformance of several of the Funds with Morningstar and the factors that led to that underperformance, as well as on Funds with absolute and/or relative outperformance and the sustainability of such performance.  As part of these discussions, Morningstar reviewed the changes and enhancements implemented over the past year to the US Equity Fund and the International Equity Fund designed to improve performance and an initial assessment of the results of such changes and enhancements. With respect to the Total Return Bond Fund, the Board noted the recent change in a subadviser to the Fund (and the outperformance of the new subadviser since it joined the Fund), and with respect to the Municipal Bond Fund, the Board noted the stronger long-term performance of the Fund.  Based on Morningstar’s willingness to take appropriate measures to address Fund performance issues and Morningstar’s responsiveness to the Board’s concerns about investment performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
For more information, including a discussion of the performance of individual Funds, see “Investment Performance” below.
The Board invites comments from shareholders on this disclosure and how it may be enhanced. Shareholders may email the Board with their suggestions at BoardofTrustees.MorningstarFundsTrust@morningstar.com

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Renewal/Approval of the Agreements
At a Board of Trustees meeting on March 11, 2026, the Board unanimously approved the renewal/approval of the Agreements. The Board determined to approve the Agreements and that the investment advisory and subadvisory fees in the Agreements were fair and reasonable in light of the services provided to the Funds.
Prior to making these approvals, the Board considered materials and presentations related to the Agreements. Among the topics addressed in these materials and presentations were:
• The services that Morningstar and each Subadviser provided and would provide to each Fund.
• Morningstar’s investment management operations.
• The investment approach or proposed investment approach for each Fund and whether this investment approach was being followed by Morningstar and each Subadviser.
• The due diligence conducted on each Subadviser by Morningstar, and Morningstar’s reasons for recommending the retention of each Subadviser and the renewal or approval of the related Subadvisory Agreement.
• The due diligence conducted by the Trust’s Chief Compliance Officer with regard to compliance programs and capabilities of Morningstar and each Subadviser.
• The services that the custodian, fund administrator, transfer agent and distributor provided and would provide to each Fund.
• The fees paid and to be paid to service providers to each Fund, including Morningstar and each Subadviser.
• The expense ratio for each Fund, reflecting both the fees paid and to be paid to service providers and expenses incurred and to be incurred directly by each Fund.
• Expense limitation arrangements, to be achieved by fee waivers and expense reimbursements by Morningstar.
The information obtained by the Board during the renewal process included a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent analyst. The analysis in the report was based on data from Lipper, Inc. The report from Broadridge analyzed each Fund’s performance and risk relative to other funds that invest in similar types of securities. The analysis covered performance for the periods ended December 31, 2025.
In addition, the report analyzed each Fund’s expenses relative to a smaller group of comparable funds selected by Broadridge. These “peer groups”, of comparable funds were composed of funds with similar investment objectives that were distributed in a similar manner to the Funds (e.g., funds with similar distribution platforms and that are sold as part of a multi-asset solution program).

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Because these peer groups contained a limited number of funds, Morningstar requested that Broadridge prepare “supplemental peer groups” that included comparable funds that are available outside of multi-asset solution programs and received the results of these supplemental peer groups. The Board considered the “supplemental peer groups” but ultimately concluded that the original peer groups were more appropriate as a comparison than the supplemental peer groups.
The Board noted that there may be some differences between the peer groups and the Funds. Specifically, some of the funds in the peer groups have a larger asset base than the Funds. In addition, some of the funds in the peer groups are distributed through proprietary sales channels, while the Funds are distributed through non-proprietary channels and as part of an investment advisory solution offered by financial institutions. Despite these differences, the Board believed that the Broadridge report was helpful in the review process.
The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
In addition, the Board’s deliberations were also informed by the meetings that the Board had held since the prior renewal of the Agreements in 2025 with representatives of Morningstar, certain Subadvisers and the Trust’s Chief Compliance Officer.
Throughout the approval process, the Independent Trustees received assistance from independent counsel. The Independent Trustees met separately with independent counsel. More information about the Independent Trustees and their role is available at https://www.morningstar.com/company/morningstar-funds-governance.
Factors Considered
In making their determination, the Board considered multiple factors. The Board did not quantify or assign relative weights to the factors. Each member of the Board may have assigned different weights to the factors.
The factors considered included:
• The investment performance of each Fund and the performance of Morningstar and each Subadviser in achieving this performance.
• Whether each Fund had operated in accordance with its investment objective.
• The reasonableness and fairness of the compensation under the Investment Advisory Agreement and Subadvisory Agreements.
• The expense ratio to be borne by shareholders, considering the combined effect of the pricing structure of each Fund and existing fee waivers and expense reimbursements.
• Morningstar’s investment principles.

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
• The nature, extent and quality of services that Morningstar and each Subadviser provided and would be expected to provide to each Fund.
• The background, experience, personnel (including talent management matters), operations, technology, policies, procedures and compliance functions of Morningstar and each Subadviser, including their experience as managers of other funds and accounts, their investment management approaches and resources, their financial condition and their reputation in the industry.
• The compatibility of each Subadviser’s operations, policies, procedures and compliance functions with those of Morningstar and other service providers to the Funds.
• The Trust’s Chief Compliance Officer’s review of the compliance programs and capabilities of Morningstar and of each Subadviser, including the policies and procedures in place to address actual and potential conflicts of interest.
• Morningstar’s risk management program, especially those aspects of the program related to selecting and overseeing the Subadvisers to each Fund.
• The use or proposed use of derivatives and other complex instruments to carry out each Fund’s investment goals.
• Each Subadviser’s risk management program.
• Profitability matters and economies of scale.
The following discussion reviews some of the primary components of the Board’s decision to approve the renewal of the Agreements. This discussion is not intended to be exhaustive, but rather summarizes certain factors considered by the Board.
Services Provided
The Board reviewed each Fund’s investment goal, Morningstar’s and each Subadviser’s investment strategy to achieve that goal, and Morningstar’s and each Subadviser’s success in achieving, and ability to continue to achieve, that investment strategy.
The Board considered Morningstar’s investment principles, as well as Morningstar’s values and culture. They concluded that the principles were consistent with shareholder interests and, in light of Morningstar’s values and culture, believe Morningstar has, and will continue to be able to, manage the Funds in a manner consistent with those principles.

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
The Board took note of Morningstar’s responsibilities as the investment adviser to each Fund which include:
• Portfolio construction for each Fund, involving asset allocation among Subadvisers, investment sleeves self-managed by MIM (including the systematic equity sleeves) (“Equity Sleeves”), cash and other investments.
• Oversight and monitoring of the day-to-day investment activities of the Subadvisers and the ongoing assessment of their performance.
• Morningstar’s implementation and execution of the Equity Sleeves.
• Risk management.
• Oversight and monitoring of the Subadvisers’ compliance with the investment mandate, compliance policies and procedures and federal securities laws.
• Performance of due diligence of each Subadviser’s risk management, operations, trading activities, technology and financial condition.
• Reporting to the Board.
• The implementation of the Board’s directives with regard to the Funds.
With respect to the services provided by the Subadvisers, the Board took note of the responsibilities that each Subadviser has with respect to the portion of a Fund’s assets allocated to the Subadviser by Morningstar. These responsibilities include implementing the investment strategies for that portion of each Fund’s assets and ensuring compliance with the investment policies and limitations. The Board considered the performance of the Subadvisers in managing the Funds or other investment products, including other mutual funds, with similar strategies. The Board considered Morningstar’s rationale for recommending the continued retention of each Subadviser.
The Board considered other investment advisory services offered by Morningstar and each Subadviser, as well as any potential conflicts in connection with providing these services. Based on their review, the Board was satisfied with the nature, extent and quality of the overall services provided and to be provided by Morningstar and each Subadviser. The Board was confident in the abilities of Morningstar and each Subadviser to implement the respective investment strategy and to provide quality services to each Fund.

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Investment Performance
Fund performance was also very important to the Board. In evaluating performance, the Board looked at each Fund’s performance relative to other funds with the same investment objective, its performance relative to its index benchmark, and its risk-adjusted performance.
The Board also considered whether each Fund had operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance. The Board took into account discussions at Board meetings since the Board’s prior renewal of the Agreements in 2025 with representatives of Morningstar about Fund investment performance.
In addition to reviewing absolute and relative Fund performance, the Board periodically considers the appropriateness of Fund performance metrics in evaluating the results achieved. The Board periodically reviews the performance benchmarks for each Fund recommended by Morningstar and the process used by Morningstar to develop its benchmark recommendations; the Board also periodically reviews how these benchmarks are used to evaluate the performance of each Fund, of Morningstar and of each Subadviser.
One of the performance metrics used by the Board in evaluating performance is the Sharpe Ratio. The Sharpe Ratio is a way to measure a fund’s risk-adjusted returns. It measures a fund’s “excess performance” per unit of risk. Excess performance (defined as the return above the three-month T-bill return) is divided by monthly standard deviation (a measure of risk) to assess a fund’s risk-to-return trade-off relative to similar funds. The higher the Sharpe Ratio, the better the fund’s historical risk-adjusted performance has been.
A summary of the Board’s review of each Fund’s performance follows, including a chart that shows each Fund’s peer performance, Sharpe Ratio rankings and performance against its benchmark for the one-year, three-year and five-year periods. Please note that Sharp Ratio rankings were only considered by the Board for the three-year and five-year periods.
Morningstar Alternatives Fund – Based, in part, on the performance information as compared to multistrategy funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against Morningstar U.S. Cash T-Bill TR USD Benchmark
One-year	3rd	–	Outperformed
Three-year	3rd	2nd	Outperformed
Five-year	3rd	2nd	Outperformed
Morningstar Defensive Bond Fund – Based, in part, on the performance information as compared to short-term bond funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against Bloomberg U.S. Aggregate 1-3 Year Benchmark
One-year	1st	–	Outperformed
Three-year	1st	2nd	Outperformed
Five-year	1st	1st	Outperformed
Morningstar Global Income Fund – Based, in part, on the performance information as compared to global allocation funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against 50% Morningstar Global Markets NR Benchmark
One-year	1st	–	Underperformed
Three-year	2nd	2nd	Underperformed
Five-year	1st	1st	Underperformed
Morningstar International Equity Fund – Based, in part, on the performance information as compared to foreign large blend funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board was encouraged by the improved performance of the Fund for the periods ended December 31, 2025. In this regard, the Board noted that the Fund had benefited from the recently added systematic quality and opportunistic value sleeves, and considered management’s expectation that these sleeves would continue to enhance the Fund’s performance and concluded that no further changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against Morningstar Global Markets Ex-U.S. Benchmark
One-year	3rd	–	Underperformed
Three-year	4th	4th	Underperformed
Five-year	4th	4th	Underperformed
Morningstar Multisector Bond Fund – Based, in part, on the performance information as compared to multisector bond funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, and while noting the strong one- and three-year performance, taking into account the relative underperformance for the five-year period ended December 31, 2025 and understanding that five-year performance results take time to improve, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against 40% Bloomberg High Yield Benchmark
One-year	1st	–	Outperformed

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against 40% Bloomberg High Yield Benchmark
Three-year	1st	2nd	Outperformed
Five-year	5th	4th	Underperformed
Morningstar Municipal Bond Fund – Based, in part, on the performance information as compared to muni national intermediate funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board was disappointed with the relative underperformance of the Fund for the one-year period ended December 31, 2025. In light of the stronger long-term performance (among other considerations), the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against 70% Bloomberg Municipal TR USD + 30% Bloomberg Municipal 1-3 Yr TR USD Benchmark
One-year	5th	–	Underperformed
Three-year	3rd	3rd	Outperformed
Five-year	2nd	4th	Underperformed
Morningstar Total Return Bond Fund – Based, in part, on the performance information as compared to intermediate core bond funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board was disappointed with the relative underperformance of the Fund for the periods ended December 31, 2025. After discussing the relative underperformance of the Fund with Morningstar and the factors that led to that underperformance and noting the recent change in a subadviser to the Fund (and the outperformance of the new subadviser since it joined the Fund), the Board concluded that no further changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against Bloomberg U.S. Aggregate Bond TR USD Benchmark
One-year	5th	–	Underperformed
Three-year	4th	4th	Underperformed
Five-year	5th	4th	Underperformed
Morningstar Global Opportunistic Equity Fund – Based, in part, on the performance information as compared to global allocation funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board was disappointed with the relative underperformance of the Fund for the periods ended December 31, 2025. After discussing the relative underperformance of the Fund with Morningstar and the factors that led to that underperformance and noting the implementation in the past year

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
of the MIM-managed systematic quality and opportunistic value sleeves for the Fund, the Board concluded that no further changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against Morningstar Global Markets NR Benchmark
One-year	4th	–	Underperformed
Three-year	4th	4th	Underperformed
Five-year	4th	3rd	Outperformed
Morningstar U.S. Equity Fund – Based, in part, on the performance information as compared to large blend funds (with 1st quintile being the best performing quintile) for the annualized periods ended December 31, 2025 provided below, the Board was disappointed with the relative underperformance of the Fund for the periods ended December 31, 2025.  The Board noted that the Fund had benefited from the recently added systematic quality and opportunistic value sleeves and considered management’s expectation that these sleeves would continue to enhance the Fund’s performance.  After discussing the relative underperformance of the Fund with Morningstar and the factors that led to that underperformance, the Board concluded that no further changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Year Period	Peer Universe Performance Quintile	Sharpe Ratio Quintile	Comparison Against Morningstar U.S. Market TR USD Benchmark
One-year	5th	–	Underperformed
Three-year	4th	4th	Underperformed
Five-year	4th	4th	Underperformed
The Cost of Services
The Board considered the cost or anticipated cost of the services provided and to be provided and the profits or losses or anticipated profits or losses realized or to be realized by Morningstar and each Subadviser from a relationship with the Funds.
As requested by the Board, Morningstar provided profitability information for each Fund, as well as aggregate profitability information for all of the Funds, using a revenue and cost allocation methodology that was reviewed and discussed with the Board.
The Board noted that each Fund had incurred considerable expenses since its formation and that these expenses were largely absorbed by Morningstar through fee waivers and expense reimbursements. Beyond the waiver and reimbursement agreements, Morningstar paid certain start-up costs that otherwise could have been borne by the Funds.

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
The Board noted that Morningstar does not have an affiliated entity providing transfer agent, custodial, broker-dealer, fund administration or other services to the Funds. Therefore, Morningstar does not generate additional fees for itself through Fund services provided by related entities. The lack of supplemental sources of revenue was a significant factor to the Trustees.
With regard to the Subadvisers, the Board noted that the subadvisory fees are paid to each Subadviser by Morningstar and are not additional fees borne by each Fund. These fees were the product of arms-length negotiations between Morningstar and each Subadviser. As a result, the costs of the services and the profits of the Subadvisers from their relationships with the Funds were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board considered other actual and potential benefits (often called “fall-out benefits”) that accrue to Morningstar and each of the Subadvisers from managing the Funds. These benefits include the acquisition and use of research services by the Subadvisers with commissions generated by the Funds (known as “soft dollar” arrangements). The Board noted that soft dollar arrangements may result in the Funds bearing costs to purchase research that may be used by the Subadvisers with other clients and may reduce the Subadvisers’ expenses.
The Board also considered reviews undertaken by the Trust’s Chief Compliance Officer concluding that these arrangements are consistent with regulatory requirements. The Board noted that Morningstar itself does not use soft dollar arrangements.
The Board considered the substantial costs incurred by Morningstar related to the launch and sponsorship of the Funds and, while Morningstar’s revenues and profit increased over the past year, the Board was satisfied that the profitability was not excessive with respect to the Funds in the aggregate or individually.
Fund Expenses
Fund expenses are an important factor because they directly affect shareholder returns. In reviewing fund expenses, the Board placed emphasis on total expenses as a percentage of assets (after fee waivers and expense reimbursements by Morningstar) because they represent the total costs to shareholders of investing in the Funds. However, the Board also considered the components of total expenses, namely the actual management fee paid (after fee waivers and expense reimbursements by Morningstar), transfer agent expenses, custodial expenses and other expenses. The Board also reviewed, but placed less emphasis on, the contractual management fee before waivers and expense reimbursements.
The Board noted that one of Morningstar’s investment principles for investment management is minimizing costs. In this regard, the Board was encouraged by Morningstar’s commitment to lowering costs to shareholders, notably through its implementation of fee waivers and expense reimbursements by Morningstar.
In its review of Fund expenses, the Board noted that, for six of the nine Funds, actual total expenses as a percentage of average net assets were either at or below the median actual total expenses for a peer group of comparable funds; in addition, for seven of the nine Funds, actual management fees paid as a percentage of average net assets were below the median actual management fees paid for a peer group of comparable funds.

Morningstar Funds Trust April 30, 2026

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
For the International Equity Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.001%. For the Municipal Bond Fund, actual management fees paid exceeded the peer group median by 0.050%. For the Total Return Bond Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.027%. For the US Equity Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.052% and actual management fees paid exceeded the peer group median by 0.121%.
The Board also considered the fees charged by Morningstar to other clients. The Board noted that Morningstar charges lower fees to some other clients but that the services provided to those accounts are not similar. Morningstar reviewed with the Board the broader scope of services it provides to the Funds, including management of cash flows as a result of redemptions and purchases, oversight of service providers, preparation of annual registration statement updates, preparation of financial information, and compliance with federal and state laws and regulations. These services require a higher level of infrastructure, including personnel, office space, technology and legal support. Morningstar also highlighted the significant business, reputational and other risks associated with launching, sponsoring and maintaining the Funds.
Based upon its consideration of all these factors, the Trustees determined that the investment advisory and subadvisory fee structure for each Fund was fair and reasonable.
Economies of Scale
The Board considered economies of scale that may be realized by Morningstar and each Subadviser as each Fund grows larger and the extent to which these economies would be shared with each Fund’s shareholders, including through increased services to the Funds, through expense limitation arrangements, or through fee or expense ratio reductions (such as breakpoints in the fee schedule). The Board noted that Morningstar implemented an expense limitation arrangement which has been and will continue to be reevaluated periodically.
The Board concluded that economies of scale were not a significant factor with regard to the management fee at this time given the current assets in the Funds and that the expense limitation arrangement is in effect.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of independent counsel—approved the renewal of the Agreements and concluded that the investment advisory and subadvisory fee structure provided for in the agreements was fair and reasonable.

Morningstar Funds Trust is available to citizens or legal residents of the United States or its territories through investment platforms provided by financial institutions on a stand-alone basis and/or part of a model portfolio designed and maintained by a financial institution including the Adviser.
Adviser
Morningstar Investment Management LLC
22 West Washington Street
Chicago, Illinois 60602
Distributor
Foreside Fund Services, LLC
190 Middle St, Suite 301
Portland, Maine 04101
Prospectus
Please go to http://connect.rightprospectus.com/Morningstar
to access the Morningstar Funds Trust prospectus.
Shareholder Rights
When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.
This report is general information for the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Exhibit 99.CODE : Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: July 6, 2026

By /s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: July 6, 2026